UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2014
Date of reporting period:	December 31, 2014

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Annual Report
December 31, 2014

Table of Contents

Economic & Financial Market Review	1
Important Account Information	2
Balanced Account	3
Bond & Mortgage Securities Account	4
Bond Market Index Account	5
Diversified Balanced Account	6
Diversified Balanced Managed Volatility Account	7
Diversified Growth Account	8
Diversified Growth Managed Volatility Account	9
Diversified Income Account	10
Diversified International Account	11
Equity Income Account	12
Government & High Quality Bond Account	13
Income Account	14
International Emerging Markets Account	15
LargeCap Blend Account II	16
LargeCap Growth Account	17
LargeCap Growth Account I	18
LargeCap S&P 500 Index Account	19
LargeCap S&P 500 Managed Volatility Index Account	20
LargeCap Value Account	21
MidCap Account	22
Principal Capital Appreciation Account	23
Principal LifeTime 2010 Account	24
Principal LifeTime 2020 Account	25
Principal LifeTime 2030 Account	26
Principal LifeTime 2040 Account	27
Principal LifeTime 2050 Account	28
Principal LifeTime 2060 Account	29
Principal LifeTime Strategic Income Account	30
Real Estate Securities Account	31
SAM Balanced Portfolio	32
SAM Conservative Balanced Portfolio	33
SAM Conservative Growth Portfolio	34
SAM Flexible Income Portfolio	35
SAM Strategic Growth Portfolio	36
Short-Term Income Account	37
SmallCap Blend Account	38
SmallCap Growth Account II	39
SmallCap Value Account I	40
Financial Statements	41
Notes to Financial Statements	87
Schedules of Investments	119
Financial Highlights (Includes performance information)	294
Report of Independent Registered Public Accounting Firm	316
Shareholder Expense Example	317
Supplemental Information	321

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

The collapse of oil prices had a big impact on the economy. Prices for West Texas Intermediate dropped nearly 50 percent from year-end 2013 to 2014, putting pressure on a variety of sectors, including the newly re-emergent U.S. oil producers.1 For the fourth time in five months, the International Energy Administration cut its global demand forecast, this time on weak growth expectations for oil-producing countries. As a result, Russia raised its central bank rate to 10.5%, then to 17% a few days later, while Norway cut its target central bank rate for the first time in two years. After having rallied by about 10% from October lows, the S&P 500 also experienced significant volatility due to the energy sector in the last two weeks of the year. The price return was 4.39% for the quarter and 11.4% year-to-date, while the energy sector was down 11.26% and 10%, respectively.2

Although the energy sector only makes up 8.4% of the total market capitalization, its impact has been felt pervasively. With lower gas prices, U.S. consumer confidence continued to peak. The Bloomberg Consumer Comfort Index increased to its best level since December 2007, and the Conference Board’s measure of Consumer Confidence rose to its highest level in seven years in December.3 The U.S. economy was strong, posting 5% real growth in the third quarter.4 Unemployment remains low at 5.8% in November, while inflation also remains very low—only 1.3% in its most recent reading.5 In addition to the impact of energy prices, the rise in value of the U.S. dollar in relation to other currencies has contributed to depressing inflation figures. The U.S. dollar rallied over 13% versus the Euro over the past year, which allows for importing cheaper goods.6

However, the strong U.S. economy has not translated to strength overseas. The European Union’s continuing crisis of confidence was evident in renewed concerns regarding Greece in late December, despite continued easing by the European Central Bank. Gross Domestic Product growth in Greece is two-thirds of its 2007 peak and unemployment hovers around 25.7%, causing significant social concern and an unstable government.7 Whether Greece exits the Eurozone is a topic of concern again reflected in recent spikes in the Greek ten-year rates.6 China also made headlines in early December by passing the U.S. as the world’s largest economy (when measured in real purchasing power terms).8 While Chinese growth has slowed, indications that the Chinese central bank stands ready to maintain a healthy economy has made China a key driver for economic growth throughout the region and the world. Abenomics (measures introduced by Japanese Prime Minister Shinzo Abe) continue to fuel the Japanese economy, though the long-term impact of the program is still in doubt. The yen has fallen, down over 10% in the fourth quarter alone.6

[1]	U.S. Energy Information Administration.
[2]	S&P 500.
[3]	Bloomberg and the Conference Board.
[4]	Bureau of Economic Analysis.
[5]	St Louis Federal Reserve.
[6]	Bloomberg.
[7]	EuroStat.
[8]	IMF.

Important Account Information

The following information applies to all accounts shown in the annual report (unless noted):

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares, except for Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account and Diversified Income Account which are based on the performance of the Class 2 shares. The performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Balanced Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	8.81%	11.69%	6.19%

What contributed to or detracted from Account performance during the fiscal year?

Asset allocation between stocks and bonds contributed due to an overweight in equities and an underweight in fixed income securities. Across the equity segment, overweight to Kroger Co. and Hanesbrands Inc. and an underweight to Exxon Mobil Corporation contributed. Security selection within investment grade corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities contributed to performance. An out of index allocation to below investment grade corporate bonds also contributed. In equities, overweight positions in Best Buy Co., Inc., Hess Corporation, and Waddell & Reed Financial Inc. detracted. From an asset allocation perspective, overweighting small cap equities detracted as large cap securities outperformed small cap securities. The fixed income segment underperformed the Barclays Capital Aggregate Index driven by negative duration positioning and sector allocation. Within fixed income, underweights at the two and twenty-year duration points detracted. Overweight to investment grade corporate bonds hindered performance. Security selection within U.S. Treasury securities was also a detractor.

Bond & Mortgage Securities Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	5.24%	6.05%	4.08%

What contributed to or detracted from Account performance during the fiscal year?

Security selection within mortgage-backed securities and investment grade corporate bonds contributed to performance. Security selection within commercial mortgage-backed securities, asset-backed securities and below investment grade corporate bonds also contributed. In addition, overweight to commercial mortgage-backed securities and underweight to U.S. Treasury securities contributed. The portfolio underperformed the Barclays Capital Aggregate Index driven by negative duration positioning and sector allocation. Yield curve (a line that plots interest rates, at a set point in time, of bonds having equal credit quality, but different maturity dates) positioning, led by an underweight at the five and twenty-year key rate duration points and the overall short duration position detracted from performance. Other detractors included security selection within emerging markets and U.S. Treasury securities, as well as an overweight allocation to investment grade corporate bonds.

Bond Market Index Account

Sub-Advisor: Mellon Capital Management Corporation

Value of a $10,000 Investment* May 15, 2012 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	Since Inception
Class 1 Shares	5/15/12	5.75%	1.95%

	What contributed to or detracted from Account performance during the fiscal year?

The portfolio performed in line with the Barclays Aggregate Bond Index, which produced solid gains, led by the long-dated Treasury bonds. A measured tapering of the Federal Reserve's quantitative easing program and promise to keep interest rates low for a considerable period, as well as muted inflation expectations helped bond prices rise. On an absolute basis, the long Treasury sector was the best performer. Sharply declining longer-term Treasury yields helped longer maturities outperform, while lower quality outperformed higher quality. Excess returns vs duration neutral Treasuries were positive for each of the securitized sectors. Commercial mortgage-backed securities had excess returns, with asset-backed securities and mortgage-backed securities also beating Treasuries. On a relative basis, corporate spreads widened as they underperformed duration-neutral Treasuries. The long corporate sector underperformed duration neutral Treasuries. Within the corporate sector, industrials and utilities both underperformed Treasuries.

Diversified Balanced Account

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* December 30, 2009 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	Since Inception
Class 2 Shares	12/30/09	7.41%	8.73%	8.73%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are attempting to replicate the returns of the index, minus the expense ratios. This investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, subadvised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 50% of its assets to the equity index funds and approximately 50% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. Four of the five underlying funds generated positive absolute returns, led by results from the LargeCap S&P 500 Index Account. The International Equity Index Fund was the lone investment option to post negative returns.

Diversified Balanced Managed Volatility Account

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* October 31, 2013 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	Since Inception
Class 2 Shares	10/31/13	6.89%	7.51%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are attempting to replicate the returns of the index, minus the expense ratios. This investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Managed Volatility Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, subadvised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." In addition to attempting to replicate the returns of the index, minus the expense ratio, the LargeCap S&P 500 Managed Volatility Index Account also has an emphasis on managing volatility. The investment option generally allocates approximately 50% of its assets to the equity index funds and approximately 50% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. Four of the five underlying funds generated positive absolute returns, led by results from the LargeCap S&P 500 Managed Volatility Index Account. The International Equity Index Fund was the lone investment option to post negative returns.

Diversified Growth Account

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* December 30, 2009 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	Since Inception
Class 2 Shares	12/30/09	7.83%	10.15%	10.15%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are attempting to replicate the returns of the index, minus the expense ratios. This investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, subadvised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 65% of its assets to the equity index funds and approximately 35% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. Four of the five underlying funds generated positive absolute returns, led by results from the LargeCap S&P 500 Index Account. The International Equity Index Fund was the lone investment option to post negative returns.

Diversified Growth Managed Volatility Account

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* October 31, 2013 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	Since Inception
Class 2 Shares	10/31/13	7.06%	8.47%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are attempting to replicate the returns of the index, minus the expense ratios. This investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Managed Volatility Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, subadvised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." In addition to attempting to replicate the returns of the index, minus the expense ratio, the LargeCap S&P 500 Managed Volatility Index Account also has an emphasis on managing volatility. The investment option generally allocates approximately 65% of its assets to the equity index funds and approximately 35% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. Four of the five underlying funds generated positive absolute returns, led by results from the LargeCap S&P 500 Managed Volatility Index Account. The International Equity Index Fund was the lone investment option to post negative returns.

Diversified Income Account

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* May 15, 2012 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	Since Inception
Class 2 Shares	5/15/12	6.89%	7.80%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are attempting to replicate the returns of the index, minus the expense ratios. This investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, subadvised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 35% of its assets to the equity index funds and approximately 65% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. Four of the five underlying funds generated positive absolute returns, led by results from the LargeCap S&P 500 Index Account. The International Equity Index Fund was the lone investment option to post negative returns.

Diversified International Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/2/94	-3.21%	6.41%	5.56%
Class 2 Shares	1/8/07	-3.41%	6.16%	5.30%

	What contributed to or detracted from Account performance during the fiscal year?

An overweight to Alimentation Couche-Tard contributed. The United Kingdom contributed, led by an overweight to Shire, a global specialty pharmaceutical company with strong market positions in the areas of attention deficit disorder, gastroenterology and rare genetic diseases. Stock selection in the consumer discretionary sector contributed, driven by an overweight position in Dollarama, a leading dollar store operator in Canada. Stock selection in Japan detracted, driven by an overweight in Softbank. Stock selection in Hong Kong detracted from performance, driven by an overweight position in MGM China Holdings a gaming license holder in Macau which underperformed as Macau VIP and mass travel slowed. Stock selection in the financial sector detracted from performance, driven by an overweight position in Sumitomo Mitsui Financial Group which underperformed due to disappointment with its shareholder return policy.

Equity Income Account

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	12.80%	14.73%	8.01%
Class 2 Shares	12.46%	14.43%	7.74%

	What contributed to or detracted from Account performance during the fiscal year?

Allocation to consumer staples company Kroger Co., aided performance as it gained momentum after beating earnings expectations. Selection within and allocation to the financial sector aided performance, led by Digital Realty Trust. Allocation to defense company Lockheed Martin contributed as it continues to outpace the broader industrial sector. Selection within consumer discretionary hindered performance, led by Mattel, Inc. which underperformed due to continued disappointing sales in the doll category and concerns about growth in the toy industry. Within information technology, underweight to Intel detracted from performance as the company outperformed. Allocation to GlaxoSmithKline within health care detracted due to concerns over patent expirations and a soft near-term new product pipeline.

Government & High Quality Bond Account

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	5.08%	3.97%	4.42%
Class 2 Shares	4.75%	3.71%	4.15%

	What contributed to or detracted from Account performance during the fiscal year?

Issue selection in medium yield coupon Fannie Mae (FNMA) agency mortgages was a strong contributor to performance. An out-of-benchmark allocation to U.S treasury securities aided performance as they outperformed agency mortgages. An underweight to medium yield coupon Ginnie Mae (GNMA) securities aided performance as they underperformed the benchmark. An underweight and issue selection in low yield coupon agency mortgages, specifically Freddie Mac (FHLMC) securities detracted. An out-of benchmark allocation to agency commercial mortgage backed securities (CMBS) detracted. Allocation to cash detracted from performance.

Income Account

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	5.55%	6.04%	5.71%
Class 2 Shares	5.26%	5.74%	5.43%

	What contributed to or detracted from Account performance during the fiscal year?

Issue selection in agency mortgage-backed securities was one of the largest contributors to performance. Underweight to U.S. treasuries aided performance as they lagged the benchmark. Issue selection in the communication sector was a contributor to performance. Overweight and issue selection in the energy sector was the largest detractor to performance due to the fall in the price of oil. The portfolio's allocation to cash detracted from performance. Issue selection in asset-backed securities, specifically auto-backed securities, detracted from performance.

International Emerging Markets Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	-3.75%	1.49%	8.02%

What contributed to or detracted from Account performance during the fiscal year?

In Latin America, an underweight position in Brazil and strategic positioning in Mexico contributed to performance. In Brazil, overweight to Kroton Educational was the largest contributor. The Asia region contributed as a result of a strong rally in India, consistent stock selection in Malaysia, and overweight positioning in Taiwan. Aggressive overweight positions in ICICI Bank, Axis Bank, and Tata Motors contributed. Underweight positioning in Russia helped relative performance as the country continues to battle the West over sanctions related to the ongoing conflict in Ukraine. Underweight sector positioning detracted, led by China Life Insurance Co., which rallied due to strong investment performance from its holdings in China A shares. Allocation to X5 Retail Group, a Russian food retailer, detracted. Hellenic Telecommunications Organization, a Greek telecom, also detracted.

LargeCap Blend Account II

Investment Advisor: Principal Management Corporation; Sub-Advisors: ClearBridge Investments, LLC., and T. Rowe Price Associates, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/02	11.30%	13.77%	7.20%
Class 2 Shares	1/8/07	11.00%	13.48%	6.93%

	What contributed to or detracted from Account performance during the fiscal year?

The strongest stock selection came from the industrial sector, led by an overweight to C.H. Robinson Worldwide. An average 1% underweight to the energy sector also enhanced returns. In addition, an overweight to CVS Caremark Corporation relative to the index enhanced performance, as it was the top contributor to returns during the past year. Overall negative stock selection detracted from returns. Poor stock selection within the information technology sector, led by an underweight to Intel Corporation, hindered performance. Selection in the financial sector also diminished returns. The investment option's holding of stocks that exhibited higher price volatility (overweight position in stocks that have experienced more price movement than those within the index) detracted from performance.

LargeCap Growth Account

Sub-Advisor: Columbus Circle Investors

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/2/94	11.12%	14.54%	8.01%
Class 2 Shares	1/8/07	10.85%	14.25%	7.74%

	What contributed to or detracted from Account performance during the fiscal year?

Allocation to Delta Airlines contributed due to its strength from plummeting energy prices and enhanced profit margins. Allocation to Actavis contributed as it was primarily a beneficiary of better than expected merger savings from recent acquisitions. In addition, allocation to Royal Caribbean contributed due to strong cruise pricing trends, strong onboard spending and cost savings through various initiatives that drove upside to operating results. Allocation to Las Vegas Sands detracted due to the China macroeconomic slowdown and continued pressures on VIP gaming activities from the anticorruption crackdown, as well as mass market pressures from the recently implemented smoking ban and visa travel restriction policies. Allocation to Pioneer Natural Resources detracted due to declining energy prices, as well as a temporary moderation of production growth early in the period. Allocation to Halliburton detracted due to plummeting oil prices and investor disappointment in the Baker Hughes acquisition.

LargeCap Growth Account I

Investment Advisor: Principal Management Corporation; Sub-Advisors: Brown Advisory, and T. Rowe Price Associates, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	8.61%	15.45%	8.72%

What contributed to or detracted from Account performance during the fiscal year?

Overall asset allocation, led by an average 3% overweight to the health care sector contributed. Stock selection in the financial sector provided positive results for the portfolio. A higher beta relative to the index (meaning it was positioned to be more positively impacted in upward-trending markets) also aided performance. Overall stock selection, led by the information technology sector detracted from performance. An average 5% overweight to the energy sector proved harmful to results. A higher price volatility (experienced more price movement than the index) relative to the index also detracted from performance.

LargeCap S&P 500 Index Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	13.29%	15.05%	7.35%

What contributed to or detracted from Account performance during the fiscal year?

Principal LargeCap S&P 500 Index Account was in line with the S&P 500 Index. Nine of the ten economic sectors posted positive returns, led by the health care and utilities sectors. Allocations to Southwest Airlines, Electronic Arts, and Edwards Lifesciences contributed to performance. The telecommunication services and energy sectors detracted the most from performance. Allocation to Noble Corporation, Denbury Resources, and Transocean detracted.

LargeCap S&P 500 Managed Volatility Index Account

Sub-Advisors: Principal Global Investors, LLC, and Spectrum Asset Management, Inc.

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	Since Inception
Class 1 Shares	10/31/13	11.77%	14.55%

What contributed to or detracted from Account performance during the fiscal year?

This investment option employs a passive indexing strategy designed to attempt to track market performance. In addition, the investment option employs an active volatility management strategy which seeks to produce gains regardless of market direction and mitigate volatility. During the year, the account produced strong positive returns as equity markets were up sharply. The use of an active volatility management strategy detracted from returns during this strong equity market period, however the use of an active volatility management strategy decreased risk as measured by standard deviation.

LargeCap Value Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	11.17%	14.76%	6.75%

What contributed to or detracted from Account performance during the fiscal year?

An overweight position in Kroger, one of the best managed, lowest product priced grocers in the U.S., contributed to performance due to exceeding earnings per share (EPS) estimates. An overweight to Southwest Airlines also contributed as it exceeded EPS estimates driven by operations. An overweight position in Electronic Arts, which develops, publishes, and distributes branded interactive entertainment software worldwide, contributed to performance due to exceeding EPS estimates on strong revenues and better gross margins. A position in Best Buy detracted. An overweight to Patterson-UTI Energy detracted as the stock underperformed due to the sharp decline in oil prices. An overweight to U.S. chemicals company LyondellBasell Industries detracted due to the decline in oil prices.

MidCap Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	12/18/87	12.99%	19.42%	11.35%
Class 2 Shares	9/9/09	12.70%	19.13%	11.06%

	What contributed to or detracted from Account performance during the fiscal year?

O'Reilly Automotive contributed, reflecting continued strength in same store sales growth rates and the impact of abnormally harsh winter weather on vehicle maintenance needs. Brookfield Asset Management contributed as a result of continued growth in its operating platform, global capital raising ability, and asset management franchise. Williams contributed due to the value of the acquisitions made in the past few years as well as the announcement of the acquisition of the remaining 50% of Access Midstream's general partner and proposition of creating one of the largest master limited partnership (MLP) companies. Discovery Communications detracted due to concerns regarding the health of the domestic pay-tv advertising market, lower ratings and international investments. Leucadia, whose largest asset is the investment banking firm Jefferies detracted as a result of Jefferies' below average results due to less active trading. Loews, a holding company focusing on insurance and energy, detracted due to poor results of Diamond Offshore and Boardwalk Pipeline Partners.

Principal Capital Appreciation Account

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	12.45%	14.43%	8.42%
Class 2 Shares	12.19%	14.14%	8.15%

	What contributed to or detracted from Account performance during the fiscal year?

Within health care, an overweight to Allergan, Inc. aided performance as the market responded favorably to its potential takeover. Stock selection within utilities aided performance, led by Sempra Energy, which outpaced the broader sector. Kroger Co., a consumer staples company, contributed as earnings beat expectations. Stock selection within energy hindered performance, led by Apache Corporation. Within the consumer discretionary sector, Tupperware Brands Corporation detracted as concerns about emerging markets caused the stock to lag. Stock selection within the materials sector detracted from results as FMC Corp. underperformed due to the impact of weak agriculture prices on specialty chemical companies.

Principal LifeTime 2010 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	4.81%	8.45%	4.79%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) contributed to results from both an asset class exposure and a manager selection standpoint, outperforming both its specific index as well as the broad foreign equity market as represented by the MSCI EAFE Index. Manager selection in the U.S. small value asset class was a positive contributor as the SmallCap Value Fund II (co-sub-advised by DFA, Vaughn Nelson, and LA Capital) outperformed its specific index. Manager selection was also a positive contributor in the short term bond asset class as the Short Term Income Fund (sub-advised by Edge Asset Management) outperformed its index. Manager selection in the U.S. large growth space detracted from results, as the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) significantly underperformed its specific index as well as the broad U.S. domestic equity market, as represented by the S&P 500 Index. Within the fixed income space, exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) detracted from returns as it lagged the Barclays Aggregate Bond Index. In addition, within emerging markets, the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged the returns of its specific index, which detracted from results.

Principal LifeTime 2020 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	5.75%	9.88%	5.66%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) contributed to results from both an asset class exposure and a manager selection standpoint, outperforming both its specific index as well as the broad foreign equity market as represented by the MSCI EAFE Index. Manager selection in the U.S. small value asset class was a positive contributor as the SmallCap Value Fund II (co-sub-advised by DFA, Vaughn Nelson, and LA Capital) outperformed its specific index. Manager selection was also a positive contributor in the short term bond asset class as the Short Term Income Fund (sub-advised by Edge Asset Management) outperformed its index. Manager selection in the U.S. large growth space detracted from results, as the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) significantly underperformed its specific index as well as the broad U.S. domestic equity market, as represented by the S&P 500 Index. Within the fixed income space, exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) detracted from returns as it lagged the Barclays Aggregate Bond Index. In addition, within emerging markets, the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged the returns of its specific index, which detracted from results.

Principal LifeTime 2030 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.06%	10.47%	5.71%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) contributed to results from both an asset class exposure and a manager selection standpoint, outperforming both its specific index as well as the broad foreign equity market as represented by the MSCI EAFE Index. Manager selection in the U.S. small value asset class was a positive contributor as the SmallCap Value Fund II (co-sub-advised by DFA, Vaughn Nelson, and LA Capital) outperformed its specific index. Manager selection in the U.S. large growth space detracted from results, as the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) significantly underperformed its specific index as well as the broad U.S. domestic equity market, as represented by the S&P 500 Index. Within the fixed income space, exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) detracted from returns as it lagged the Barclays Aggregate Bond Index. In addition, within emerging markets, the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged the returns of its specific index, which detracted from results.

Principal LifeTime 2040 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.21%	11.21%	6.01%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) contributed to results from both an asset class exposure and a manager selection standpoint, outperforming both its specific index as well as the broad foreign equity market as represented by the MSCI EAFE Index. Manager selection in the U.S. small value asset class was a positive contributor as the SmallCap Value Fund II (co-sub-advised by DFA, Vaughn Nelson, and LA Capital) outperformed its specific index. Manager selection in the U.S. large growth space detracted from results, as the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) significantly underperformed its specific index as well as the broad U.S. domestic equity market, as represented by the S&P 500 Index. Within the fixed income space, exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) detracted from returns as it lagged the Barclays Aggregate Bond Index. In addition, within emerging markets, the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged the returns of its specific index, which detracted from results.

Principal LifeTime 2050 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.21%	11.42%	6.07%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) contributed to results from both an asset class exposure and a manager selection standpoint, outperforming both its specific index as well as the broad foreign equity market as represented by the MSCI EAFE Index. Manager selection in the U.S. small value asset class was a positive contributor as the SmallCap Value Fund II (co-sub-advised by DFA, Vaughn Nelson, and LA Capital) outperformed its specific index. Manager selection in the U.S. large growth space detracted from results, as the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) significantly underperformed its specific index as well as the broad U.S. domestic equity market, as represented by the S&P 500 Index. Within the fixed income space, exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) detracted from returns as it lagged the Barclays Aggregate Bond Index. In addition, within emerging markets, the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged the returns of its specific index, which detracted from results.

Principal LifeTime 2060 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Value of a $10,000 Investment* May 1, 2013 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	Since Inception
Class 1 Shares	5/1/13	5.58%	12.80%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) contributed to results from both an asset class exposure and a manager selection standpoint, outperforming both its specific index as well as the broad foreign equity market as represented by the MSCI EAFE Index. Manager selection in the U.S. small value asset class was a positive contributor as the SmallCap Value Fund II (co-sub-advised by DFA, Vaughn Nelson, and LA Capital) outperformed its specific index. Manager selection in the U.S. large growth space detracted from results, as the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) significantly underperformed its specific index as well as the broad U.S. domestic equity market, as represented by the S&P 500 Index. Within the fixed income space, exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) detracted from returns as it lagged the Barclays Aggregate Bond Index. In addition, within emerging markets, the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged the returns of its specific index, which detracted from results.

Principal LifeTime Strategic Income Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	4.57%	6.77%	4.03%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) contributed to results from both an asset class exposure and a manager selection standpoint, outperforming both its specific index as well as the broad foreign equity market as represented by the MSCI EAFE Index. Manager selection in the U.S. small value asset class was a positive contributor as the SmallCap Value Fund II (co-sub-advised by DFA, Vaughn Nelson, and LA Capital) outperformed its specific index. Manager selection was also a positive contributor in the short term bond asset class as the Short Term Income Fund (sub-advised by Edge Asset Management) outperformed its index. Manager selection in the U.S. large growth space detracted from results, as the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) significantly underperformed its specific index as well as the broad U.S. domestic equity market, as represented by the S&P 500 Index. Within the fixed income space, exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) detracted from returns as it lagged the Barclays Aggregate Bond Index. In addition, within emerging markets, the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged the returns of its specific index, which detracted from results.

Real Estate Securities Account

Sub-Advisor: Principal Real Estate Investors, LLC.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/98	32.82%	17.28%	9.60%
Class 2 Shares	1/8/07	32.44%	16.97%	9.33%

	What contributed to or detracted from Account performance during the fiscal year?

Lack of allocation to American Realty Capital Properties for most of the year contributed. Overweight to Pebblebrook Hotels contributed as a result of its outperformance on the release of strong earnings growth and more accretive acquisitions. Overweight to Essex Property Trust, high quality apartment landlord, contributed. Underweight to data center owner, Digital Realty, detracted. Lack of allocation to Macerich Company, an owner of regional malls, was a key detractor to relative returns. Overweight to the industrials sector and stock selection within the sector was a large detractor, led by overweight to First Industrial Realty.

SAM Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.82%	10.21%	6.59%
Class 2 Shares	6.59%	9.93%	6.33%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical underweight in international developed market equities aided performance as they underperformed U.S. equities. Security selection in international developed market growth equities contributed. Security selection in midcap growth equities aided performance. Strategic allocation to emerging market equities detracted as emerging markets lagged both U.S. and developed market equities. Security selection in midcap value equities hindered performance. Strategic and tactical allocation to high yield bonds detracted.

SAM Conservative Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.22%	8.55%	6.09%
Class 2 Shares	5.92%	8.29%	5.82%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical underweight in international developed market equities aided performance as they underperformed U.S. equities. Security selection in international developed market growth equities contributed. Security selection in midcap growth equities aided performance. Strategic allocation to emerging market equities detracted as emerging markets lagged both U.S. and developed market equities. Security selection in midcap value equities hindered performance. Strategic and tactical allocation to high yield bonds detracted.

SAM Conservative Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	7.43%	11.61%	6.69%
Class 2 Shares	7.14%	11.33%	6.42%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical underweight in international developed market equities aided performance as they underperformed U.S. equities. Security selection in international developed market growth equities contributed to performance. Security selection in midcap growth equities aided performance. Strategic allocation to emerging market equities detracted as emerging markets lagged both U.S. and developed market equities. Security selection in midcap value equities hindered performance. Security selection in largecap value detracted.

SAM Flexible Income Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.03%	7.63%	5.76%
Class 2 Shares	5.80%	7.36%	5.49%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical allocation to preferred stock and preferred capital were contributors to performance. Strategic underweight in government bonds contributed as they underperformed other fixed income securities. Tactical overweight to equity versus fixed income also aided performance. Strategic and tactical allocation to high yield bonds detracted from performance. Security selection in investment grade corporate bonds also detracted. Strategic allocation to international bonds detracted.

SAM Strategic Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	8.68%	12.80%	6.87%
Class 2 Shares	8.35%	12.53%	6.61%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical underweight in international developed market equities aided performance as they underperformed U.S. equities. Security selection in international developed market growth equities contributed. Security selection in midcap growth equities aided performance. Strategic allocation to emerging market equities detracted from performance as emerging markets lagged both U.S. and developed market equities. Security selection in midcap value equities hindered performance. Security selection in largecap value detracted from performance.

Short-Term Income Account

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	1.73%	2.67%	3.32%
Class 2 Shares	1.02%	2.44%	3.07%

	What contributed to or detracted from Account performance during the fiscal year?

Issue selection in industrials, specifically the communication and non-cyclical sectors, aided performance. Issue selection in the financial sector, specifically in banking and insurance, aided performance. Issue selection in U.S. government agency debt also aided performance. Lack of allocation to foreign sovereign securities detracted from performance as they outperformed the benchmark. An allocation to U.S. Treasuries detracted from performance as the investment option's holdings lagged the benchmark. Issue selection in the finance companies sector detracted from performance.

SmallCap Blend Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	4.89%	16.84%	7.51%

What contributed to or detracted from Account performance during the fiscal year?

Stock selection in the consumer discretionary, consumer staples and information technology sectors contributed most to performance. Office Depot contributed due to better-than-expected operating results and positive outlook for 2015. RF Micro Devices, which manufactures semiconductors and related components for use in wireless devices, contributed due to strong smartphone demand in China, launch of Apple's iPhone 6 and anticipated improvements to margins resulting from its merger with TriQuint Semiconductor. Skechers U.S.A., a designer, marketer and distributor of footwear, contributed as it benefited from stronger-than-expected operating results primarily driven by higher-than-expected demand for the company's new athletic footwear. Stock selection in the materials, industrials and utilities sectors detracted. Sanchez Energy, an oil-focused exploration and production company, detracted due to the sharp drop in crude oil prices. Conn's, a home appliance and furniture retailer that provides financing for a significant portion of its sales, detracted as the company experienced continued deterioration in the credit quality of its customer financings. Acxiom, a marketing and data services company, detracted due to slower-than-expected initial uptake of its new Audience Operating System offering, which combines offline and online customer data.

SmallCap Growth Account II

Investment Advisor: Principal Management Corporation; Sub-Advisor: Emerald Advisers, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/98	6.77%	17.31%	7.71%
Class 2 Shares	1/8/07	6.50%	17.02%	7.43%

What contributed to or detracted from Account performance during the fiscal year?

Positive overall stock selection, led by the health care sector contributed to returns. Sector allocation relative to the index, including an overweight to the health care sector also aided performance. The investment option's higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 12-month period) than the index contributed. An average 4% underweight to the consumer staples sector diminished returns. Selection in the information technology sector, due to an overweight to Infoblox, Inc., detracted. The investment option's higher price volatility (overweight position in stocks that have experienced more price movement than those within the index) compared to the index detracted.

SmallCap Value Account I

Investment Advisor: Principal Management Corporation; Sub-Advisor: JP Morgan Investment Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/98	7.17%	17.23%	7.18%
Class 2 Shares	1/8/07	6.90%	16.96%	6.93%

	What contributed to or detracted from Account performance during the fiscal year?

Positive overall stock selection contributed to performance. The best stock selection came from the energy sector. The largest individual contributor to performance within the sector was an underweight to Rosetta Resources. Selection within the information technology sector also added value, led by an overweight to Spansion Inc. The investment option's higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 12-month period) than the index enhanced performance. Selection within the financial sector diminished returns with the majority of underperformance being driven by an overweight to Flagstar Bancorp, Inc. Sector positioning relative to the index, led by an overweight to the energy sector, also detracted from performance. The investment option's holding of stocks that exhibited higher price volatility (overweight position in stocks that experienced more price movement than those within the index) than the index detracted.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

		Bond &
		Mortgage
	Balanced	Securities	Bond Market
Amounts in thousands, except per share amounts	Account	Account	Index Account
Investment in securities--at cost	$46,908	$355,159	$1,878,274
Assets
Investment in securities--at value	$52,222	$356,339	$1,900,301
Cash	–	71	1,791
Receivables:
Dividends and interest	149	2,171	9,667
Fund shares sold	1	1,119	287
Investment securities sold	174	2,409	74,050
OTC swap agreements--at value (premiums paid $0, $289 and $0)	–	418	–
Variation margin on financial derivative instruments	–	15	–
Total Assets	52,546	362,542	1,986,096
Liabilities
Accrued management and investment advisory fees	26	123	363
Accrued directors' expenses	–	1	5
Accrued other expenses	9	9	17
Cash overdraft	12	–	–
Payables:
Fund shares redeemed	13	91	3,765
Investment securities purchased	1,898	40,573	247,143
Variation margin on financial derivative instruments	–	10	–
Total Liabilities	1,958	40,807	251,293
Net Assets Applicable to Outstanding Shares	$50,588	$321,735	$1,734,803

Net Assets Consist of:
Capital shares and additional paid-in-capital	$41,227	$345,538	$1,690,031
Accumulated undistributed (overdistributed) net investment income (loss)	830	8,844	28,022
Accumulated undistributed (overdistributed) net realized gain (loss)	3,217	(33,880)	(5,277)
Net unrealized appreciation (depreciation) of investments	5,314	1,233	22,027
Total Net Assets	$50,588	$321,735	$1,734,803
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$50,588	$321,735	$1,734,803
Shares issued and outstanding	2,626	28,081	167,847
Net Asset Value per share	$19.26	$11.46	$10.34

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

		Diversified
		Balanced
	Diversified	Managed
	Balanced	Volatility	Diversified
Amounts in thousands, except per share amounts	Account	Account	Growth Account
Investment in affiliated Accounts--at cost	$857,772	$83,587	$2,445,887
Assets
Investment in affiliated Accounts--at value	$1,011,369	$84,550	$2,881,463
Receivables:
Fund shares sold	–	607	–
Investment securities sold	1,647	–	6,715
Total Assets	1,013,016	85,157	2,888,178
Liabilities
Accrued management and investment advisory fees	43	4	121
Accrued distribution fees	214	17	607
Accrued directors' expenses	3	–	10
Accrued other expenses	3	3	3
Payables:
Fund shares redeemed	1,647	33	6,715
Investment securities purchased	–	573	–
Total Liabilities	1,910	630	7,456
Net Assets Applicable to Outstanding Shares	$1,011,106	$84,527	$2,880,722

Net Assets Consist of:
Capital shares and additional paid-in-capital	$835,715	$81,667	$2,374,335
Accumulated undistributed (overdistributed) net investment income (loss)	10,353	1,009	31,925
Accumulated undistributed (overdistributed) net realized gain (loss)	11,441	888	38,886
Net unrealized appreciation (depreciation) of investments	153,597	963	435,576
Total Net Assets	$1,011,106	$84,527	$2,880,722
Capital Stock (par value: $.01 per share):
Shares authorized	250,000	200,000	300,000
Net Asset Value Per Share:
Class 2: Net Assets	$1,011,106	$84,527	$2,880,722
Shares issued and outstanding	70,267	7,770	187,119
Net Asset Value per share	$14.39	$10.88	$15.40

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

	Diversified
	Growth Managed		Diversified
	Volatility	Diversified	International
Amounts in thousands, except per share amounts	Account	Income Account	Account
Investment in securities--at cost	$–	$–	$371,838
Investment in affiliated Accounts--at cost	$150,174	$157,078	$–
Foreign currency--at cost	$–	$–	$15
Assets
Investment in securities--at value	$–	$–	$429,603
Investment in affiliated Accounts--at value	151,712	168,607	–
Foreign currency--at value	–	–	15
Receivables:
Dividends and interest	–	–	1,096
Fund shares sold	122	–	649
Investment securities sold	37	890	–
Total Assets	151,871	169,497	431,363
Liabilities
Accrued management and investment advisory fees	5	7	311
Accrued distribution fees	31	35	–
Accrued directors' expenses	1	–	1
Accrued other expenses	3	3	41
Cash overdraft	–	–	14
Payables:
Deferred foreign tax	–	–	94
Fund shares redeemed	159	890	442
Total Liabilities	199	935	903
Net Assets Applicable to Outstanding Shares	$151,672	$168,562	$430,460

Net Assets Consist of:
Capital shares and additional paid-in-capital	$145,866	$154,336	$477,772
Accumulated undistributed (overdistributed) net investment income (loss)	2,223	1,446	6,111
Accumulated undistributed (overdistributed) net realized gain (loss)	2,045	1,251	(111,003)
Net unrealized appreciation (depreciation) of investments	1,538	11,529	57,671
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	–	(91)
Total Net Assets	$151,672	$168,562	$430,460
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	50,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	N/A	$429,194
Shares issued and outstanding			30,473
Net Asset Value per share			$14.08
Class 2: Net Assets	$151,672	$168,562	$1,266
Shares issued and outstanding	13,797	14,008	89
Net Asset Value per share	$10.99	$12.03	$14.19

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

		Government &
	Equity	High Quality
Amounts in thousands, except per share amounts	Income Account	Bond Account	Income Account
Investment in securities--at cost	$379,229	$314,778	$260,547
Assets
Investment in securities--at value	$624,240	$318,413	$276,340
Receivables:
Dividends and interest	1,693	1,381	2,565
Fund shares sold	40	629	27
Investment securities sold	1,586	–	–
Total Assets	627,559	320,423	278,932
Liabilities
Accrued management and investment advisory fees	259	133	120
Accrued distribution fees	5	–	1
Accrued directors' expenses	2	1	1
Accrued other expenses	6	5	4
Cash overdraft	–	18	173
Payables:
Fund shares redeemed	2,389	15	–
Investment securities purchased	–	4,826	–
Total Liabilities	2,661	4,998	299
Net Assets Applicable to Outstanding Shares	$624,898	$315,425	$278,633

Net Assets Consist of:
Capital shares and additional paid-in-capital	$368,878	$324,144	$256,051
Accumulated undistributed (overdistributed) net investment income (loss)	19,091	9,984	10,170
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,082)	(22,338)	(3,381)
Net unrealized appreciation (depreciation) of investments	245,011	3,635	15,793
Total Net Assets	$624,898	$315,425	$278,633
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$599,407	$314,509	$275,597
Shares issued and outstanding	25,929	30,135	25,577
Net Asset Value per share	$23.12	$10.44	$10.78
Class 2: Net Assets	$25,491	$916	$3,036
Shares issued and outstanding	1,110	88	283
Net Asset Value per share	$22.96	$10.45	$10.73

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

	International
	Emerging	LargeCap	LargeCap
Amounts in thousands, except per share amounts	Markets Account	Blend Account II	Growth Account
Investment in securities--at cost	$98,919	$111,411	$97,148
Foreign currency--at cost	$1	$–	$–
Assets
Investment in securities--at value	$102,964	$146,514	$123,837
Foreign currency--at value	1	–	–
Cash	–	1	–
Deposits with counterparty	–	300	–
Receivables:
Dividends and interest	291	185	65
Expense reimbursement from Manager	–	2	–
Fund shares sold	19	5	9
Investment securities sold	–	66	–
Total Assets	103,275	147,073	123,911
Liabilities
Accrued management and investment advisory fees	110	94	72
Accrued custodian fees	33	–	–
Accrued directors' expenses	–	1	–
Accrued other expenses	–	11	3
Payables:
Fund shares redeemed	41	487	84
Investment securities purchased	–	79	–
Variation margin on financial derivative instruments	–	75	–
Total Liabilities	184	747	159
Net Assets Applicable to Outstanding Shares	$103,091	$146,326	$123,752

Net Assets Consist of:
Capital shares and additional paid-in-capital	$116,218	$100,771	$114,215
Accumulated undistributed (overdistributed) net investment income (loss)	1,498	1,556	173
Accumulated undistributed (overdistributed) net realized gain (loss)	(18,666)	8,948	(17,325)
Net unrealized appreciation (depreciation) of investments	4,045	35,051	26,689
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(4)	–	–
Total Net Assets	$103,091	$146,326	$123,752
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$103,091	$145,312	$123,091
Shares issued and outstanding	6,777	13,099	5,003
Net Asset Value per share	$15.21	$11.09	$24.60
Class 2: Net Assets	N/A	$1,014	$661
Shares issued and outstanding		91	27
Net Asset Value per share		$11.14	$24.53

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

			LargeCap
			S&P 500
	LargeCap	LargeCap	Managed
	Growth	S&P 500 Index	Volatility
Amounts in thousands, except per share amounts	Account I	Account	Index Account
Investment in securities--at cost	$175,135	$1,318,802	$91,290
Assets
Investment in securities--at value	$239,808	$1,865,619	$97,100
Cash	1	1	–
Deposits with counterparty	430	–	–
Receivables:
Dividends and interest	130	2,417	110
Expense reimbursement from Manager	3	–	–
Fund shares sold	15	37	201
Investment securities sold	130	–	97
Total Assets	240,517	1,868,074	97,508
Liabilities
Accrued management and investment advisory fees	155	395	36
Accrued directors' expenses	1	6	–
Accrued other expenses	8	11	9
Payables:
Fund shares redeemed	63	4,111	17
Investment securities purchased	600	–	77
Options and swaptions contracts written (premiums received $0, $0 and $14)	–	–	80
Variation margin on financial derivative instruments	61	516	53
Total Liabilities	888	5,039	272
Net Assets Applicable to Outstanding Shares	$239,629	$1,863,035	$97,236

Net Assets Consist of:
Capital shares and additional paid-in-capital	$138,479	$1,275,123	$93,695
Accumulated undistributed (overdistributed) net investment income (loss)	369	29,426	–
Accumulated undistributed (overdistributed) net realized gain (loss)	36,049	10,884	(2,234)
Net unrealized appreciation (depreciation) of investments	64,732	547,602	5,775
Total Net Assets	$239,629	$1,863,035	$97,236
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$239,629	$1,863,035	$97,236
Shares issued and outstanding	8,350	127,309	8,667
Net Asset Value per share	$28.70	$14.63	$11.22

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

	LargeCap		Money
Amounts in thousands, except per share amounts	Value Account	MidCap Account	Market Account
Investment in securities--at cost	$148,203	$430,588	$275,139
Assets
Investment in securities--at value	$170,988	$694,203	$275,139
Cash	–	164	5,292
Receivables:
Dividends and interest	160	305	8
Expense reimbursement from Manager	–	–	67
Fund shares sold	5	55	222
Investment securities sold	1,948	1,039	–
Total Assets	173,101	695,766	280,728
Liabilities
Accrued management and investment advisory fees	86	302	106
Accrued distribution fees	–	4	–
Accrued directors' expenses	1	2	1
Accrued other expenses	4	6	6
Payables:
Fund shares redeemed	162	2,221	778
Investment securities purchased	2,145	435	–
Variation margin on financial derivative instruments	30	–	–
Total Liabilities	2,428	2,970	891
Net Assets Applicable to Outstanding Shares	$170,673	$692,796	$279,837

Net Assets Consist of:
Capital shares and additional paid-in-capital	$127,519	$354,564	$279,847
Accumulated undistributed (overdistributed) net investment income (loss)	2,448	4,503	–
Accumulated undistributed (overdistributed) net realized gain (loss)	17,843	70,114	(10)
Net unrealized appreciation (depreciation) of investments	22,863	263,615	–
Total Net Assets	$170,673	$692,796	$279,837
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	105,000	1,500,000
Net Asset Value Per Share:
Class 1: Net Assets	$170,673	$676,836	$278,903
Shares issued and outstanding	5,050	11,134	278,913
Net Asset Value per share	$33.80	$60.79	$1.00
Class 2: Net Assets	N/A	$15,960	$934
Shares issued and outstanding		264	934
Net Asset Value per share		$60.54	$1.00

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

	Principal Capital	Principal	Principal
	Appreciation	LifeTime 2010	LifeTime 2020
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$18,101	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$44,384	$200,146
Assets
Investment in securities--at value	$40,296	$ –	$ –
Investment in affiliated Accounts--at value	–	47,316	211,479
Receivables:
Dividends and interest	64	6	17
Fund shares sold	–	10	49
Investment securities sold	319	11	248
Total Assets	40,679	47,343	211,793
Liabilities
Accrued management and investment advisory fees	21	1	5
Accrued distribution fees	2	–	–
Accrued directors' expenses	–	–	1
Accrued professional fees	–	3	–
Accrued other expenses	4	–	3
Payables:
Fund shares redeemed	210	21	297
Investment securities purchased	361	6	17
Total Liabilities	598	31	323
Net Assets Applicable to Outstanding Shares	$40,081	$47,312	$211,470

Net Assets Consist of:
Capital shares and additional paid-in-capital	$14,599	$44,459	$185,704
Accumulated undistributed (overdistributed) net investment income (loss)	419	985	5,282
Accumulated undistributed (overdistributed) net realized gain (loss)	2,868	(1,064)	9,151
Net unrealized appreciation (depreciation) of investments	22,195	2,932	11,333
Total Net Assets	$40,081	$47,312	$211,470
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$33,190	$47,312	$211,470
Shares issued and outstanding	1,488	3,754	15,357
Net Asset Value per share	$22.31	$12.60	$13.77
Class 2: Net Assets	$6,891	N/A	N/A
Shares issued and outstanding	312
Net Asset Value per share	$22.11

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

	Principal	Principal	Principal
	LifeTime 2030	LifeTime 2040	LifeTime 2050
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated Accounts--at cost	$108,671	$40,191	$20,391
Assets
Investment in affiliated Accounts--at value	$116,971	$42,308	$21,801
Receivables:
Dividends and interest	11	4	2
Fund shares sold	26	39	29
Investment securities sold	16	–	–
Total Assets	117,024	42,351	21,832
Liabilities
Accrued management and investment advisory fees	3	1	1
Accrued professional fees	–	3	3
Accrued other expenses	3	–	–
Payables:
Fund shares redeemed	42	–	–
Investment securities purchased	11	43	32
Total Liabilities	59	47	36
Net Assets Applicable to Outstanding Shares	$116,965	$42,304	$21,796

Net Assets Consist of:
Capital shares and additional paid-in-capital	$101,278	$37,466	$18,735
Accumulated undistributed (overdistributed) net investment income (loss)	3,046	1,129	603
Accumulated undistributed (overdistributed) net realized gain (loss)	4,341	1,592	1,048
Net unrealized appreciation (depreciation) of investments	8,300	2,117	1,410
Total Net Assets	$116,965	$42,304	$21,796
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$116,965	$42,304	$21,796
Shares issued and outstanding	9,475	2,918	1,537
Net Asset Value per share	$12.34	$14.50	$14.18

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

		Principal
	Principal	LifeTime	Real Estate
	LifeTime 2060	Strategic	Securities
Amounts in thousands, except per share amounts	Account	Income Account	Account
Investment in securities--at cost	$–	$–	$111,545
Investment in affiliated Accounts--at cost	$821	$28,193	$–
Assets
Investment in securities--at value	$–	$–	$166,693
Investment in affiliated Accounts--at value	828	30,020	–
Receivables:
Dividends and interest	–	5	845
Fund shares sold	1	17	53
Investment securities sold	–	83	–
Total Assets	829	30,125	167,591
Liabilities
Accrued management and investment advisory fees	–	1	125
Accrued professional fees	3	–	–
Accrued other expenses	–	3	3
Cash overdraft	–	–	161
Payables:
Fund shares redeemed	–	100	109
Investment securities purchased	1	5	–
Total Liabilities	4	109	398
Net Assets Applicable to Outstanding Shares	$825	$30,016	$167,193

Net Assets Consist of:
Capital shares and additional paid-in-capital	$764	$28,440	$105,181
Accumulated undistributed (overdistributed) net investment income (loss)	22	608	2,496
Accumulated undistributed (overdistributed) net realized gain (loss)	32	(859)	4,368
Net unrealized appreciation (depreciation) of investments	7	1,827	55,148
Total Net Assets	$825	$30,016	$167,193
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$825	$30,016	$166,701
Shares issued and outstanding	67	2,607	7,467
Net Asset Value per share	$12.19	$11.51	$22.33
Class 2: Net Assets	N/A	N/A	$492
Shares issued and outstanding			22
Net Asset Value per share			$22.45

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

		SAM
	SAM	Conservative	SAM
	Balanced	Balanced	Conservative
Amounts in thousands, except per share amounts	Portfolio	Portfolio	Growth Portfolio
Investment in affiliated Accounts--at cost	$800,076	$200,672	$262,086
Assets
Investment in affiliated Accounts--at value	$926,966	$223,402	$301,305
Receivables:
Dividends and interest	100	50	10
Fund shares sold	166	2	124
Investment securities sold	876	155	–
Total Assets	928,108	223,609	301,439
Liabilities
Accrued management and investment advisory fees	180	43	58
Accrued distribution fees	21	3	22
Accrued directors' expenses	3	1	1
Accrued other expenses	3	3	3
Payables:
Fund shares redeemed	1,042	157	68
Investment securities purchased	99	50	65
Total Liabilities	1,348	257	217
Net Assets Applicable to Outstanding Shares	$926,760	$223,352	$301,222

Net Assets Consist of:
Capital shares and additional paid-in-capital	$714,657	$186,289	$240,099
Accumulated undistributed (overdistributed) net investment income (loss)	25,487	6,984	6,603
Accumulated undistributed (overdistributed) net realized gain (loss)	59,726	7,349	15,301
Net unrealized appreciation (depreciation) of investments	126,890	22,730	39,219
Total Net Assets	$926,760	$223,352	$301,222
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$826,908	$206,621	$198,465
Shares issued and outstanding	50,094	16,403	10,435
Net Asset Value per share	$16.51	$12.60	$19.02
Class 2: Net Assets	$99,852	$16,731	$102,757
Shares issued and outstanding	6,100	1,341	5,460
Net Asset Value per share	$16.37	$12.48	$18.82

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio	Income Account
Investment in securities--at cost	$–	$–	$265,029
Investment in affiliated Accounts--at cost	$211,131	$209,564	$–
Assets
Investment in securities--at value	$–	$–	$265,596
Investment in affiliated Accounts--at value	235,198	235,377	–
Cash	–	–	44
Receivables:
Dividends and interest	77	–	1,324
Expense reimbursement from Manager	–	–	2
Fund shares sold	10	108	1,840
Investment securities sold	30	1	–
Total Assets	235,315	235,486	268,806
Liabilities
Accrued management and investment advisory fees	45	45	109
Accrued distribution fees	4	20	–
Accrued directors' expenses	1	–	1
Accrued other expenses	3	3	5
Payables:
Fund shares redeemed	40	109	104
Investment securities purchased	77	–	–
Total Liabilities	170	177	219
Net Assets Applicable to Outstanding Shares	$235,145	$235,309	$268,587

Net Assets Consist of:
Capital shares and additional paid-in-capital	$201,080	$189,519	$280,357
Accumulated undistributed (overdistributed) net investment income (loss)	8,281	5,216	4,456
Accumulated undistributed (overdistributed) net realized gain (loss)	1,717	14,761	(16,793)
Net unrealized appreciation (depreciation) of investments	24,067	25,813	567
Total Net Assets	$235,145	$235,309	$268,587
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	400,000
Net Asset Value Per Share:
Class 1: Net Assets	$215,309	$138,863	$267,674
Shares issued and outstanding	16,286	6,613	103,428
Net Asset Value per share	$13.22	$21.00	$2.59
Class 2: Net Assets	$19,836	$96,446	$913
Shares issued and outstanding	1,512	4,636	354
Net Asset Value per share	$13.12	$20.80	$2.58

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

		SmallCap
	SmallCap	Growth	SmallCap
Amounts in thousands, except per share amounts	Blend Account	Account II	Value Account I
Investment in securities--at cost	$50,704	$57,481	$85,180
Assets
Investment in securities--at value	$65,407	$72,464 (a)	$106,968	(a)
Deposits with counterparty	31	266	516
Receivables:
Dividends and interest	69	13	197
Expense reimbursement from Manager	–	5	18
Fund shares sold	7	12	13
Investment securities sold	–	35	4,735
Total Assets	65,514	72,795	112,447
Liabilities
Accrued management and investment advisory fees	47	54	100
Accrued distribution fees	–	1	–
Accrued other expenses	4	12	20
Payables:
Fund shares redeemed	84	116	1,748
Investment securities purchased	691	216	664
Variation margin on financial derivative instruments	6	16	86
Collateral obligation on securities loaned, at value	–	7,386	3,579
Total Liabilities	832	7,801	6,197
Net Assets Applicable to Outstanding Shares	$64,682	$64,994	$106,250

Net Assets Consist of:
Capital shares and additional paid-in-capital	$42,885	$54,859	$71,033
Accumulated undistributed (overdistributed) net investment income (loss)	115	(9)	766
Accumulated undistributed (overdistributed) net realized gain (loss)	6,941	(4,900)	12,591
Net unrealized appreciation (depreciation) of investments	14,741	15,044	21,860
Total Net Assets	$64,682	$64,994	$106,250
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$64,682	$61,168	$106,083
Shares issued and outstanding	4,624	3,128	5,151
Net Asset Value per share	$13.99	$19.55	$20.59
Class 2: Net Assets	N/A	$3,826	$167
Shares issued and outstanding		200	8
Net Asset Value per share		$19.16	$20.45

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

		Bond & Mortgage	Bond Market
Amounts in thousands	Balanced Account	Securities Account	Index Account
Net Investment Income (Loss)
Income:
Dividends	$592	$76	$–
Withholding tax	(7)	–	–
Interest	569	10,200	28,919
Total Income	1,154	10,276	28,919
Expenses:
Management and investment advisory fees	306	1,427	3,743
Custodian fees	20	20	41
Directors' expenses	3	7	27
Professional fees	5	4	6
Other expenses	–	1	1
Total Expenses	334	1,459	3,818
Net Investment Income (Loss)	820	8,817	25,101

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	4,342	5,983	10,559
Futures contracts	2	–	–
Short sales	–	–	(34)
Swap agreements	–	(654)	–
Change in unrealized appreciation/depreciation of:
Investments	(851)	1,419	45,396
Futures contracts	(3)	30	–
Swap agreements	–	537	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,490	7,315	55,921
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,310	$16,132	$81,022

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

		Diversified
	Diversified	Balanced Managed	Diversified
Amounts in thousands	Balanced Account	Volatility Account	Growth Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$13,186	$1,134	$39,633
Total Income	13,186	1,134	39,633
Expenses:
Management and investment advisory fees	468	20	1,275
Distribution Fees - Class 2	2,341	100	6,375
Directors' expenses	17	3	44
Professional fees	3	3	3
Other expenses	1	–	3
Total Gross Expenses	2,830	126	7,700
Less: Reimbursement from Manager - Class 2	–	2	–
Total Net Expenses	2,830	124	7,700
Net Investment Income (Loss)	10,356	1,010	31,933

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	742	5	655
Capital gain distribution received from affiliated Accounts	10,837	883	38,507
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	44,669	963	121,471
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	56,248	1,851	160,633
Net Increase (Decrease) in Net Assets Resulting from Operations	$66,604	$2,861	$192,566

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	Diversified		Diversified
	Growth Managed	Diversified	International
Amounts in thousands	Volatility Account	Income Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$2,459	$1,867	$ –
Dividends	–	–	13,606
Withholding tax	–	–	(1,517)
Total Income	2,459	1,867	12,089
Expenses:
Management and investment advisory fees	38	69	3,990
Distribution Fees - Class 2	191	342	3
Custodian fees	–	–	121
Directors' expenses	4	4	9
Professional fees	3	6	27
Other expenses	–	–	1
Total Expenses	236	421	4,151
Net Investment Income (Loss)	2,223	1,446	7,938

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	32,191
Investment transactions in affiliated Accounts	11	49	–
Foreign currency transactions	–	–	(251)
Capital gain distribution received from affiliated Accounts	2,038	1,228	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $94, respectively)	–	–	(53,910)
Investments in affiliated Accounts	1,531	6,491	–
Translation of assets and liabilities in foreign currencies	–	–	(95)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,580	7,768	(22,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,803	$9,214	$(14,127)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

		Government &
	Equity	High Quality
Amounts in thousands	Income Account	Bond Account	Income Account
Net Investment Income (Loss)
Income:
Dividends	$20,365	$–	$–
Withholding tax	(454)	–	–
Interest	2	10,526	12,631
Total Income	19,913	10,526	12,631
Expenses:
Management and investment advisory fees	3,108	1,717	1,419
Distribution Fees - Class 2	63	2	8
Custodian fees	10	7	4
Directors' expenses	12	7	6
Professional fees	4	4	4
Other expenses	1	–	–
Total Expenses	3,198	1,737	1,441
Net Investment Income (Loss)	16,715	8,789	11,190

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	48,463	2,348	2,029
Foreign currency transactions	(4)	–	–
Change in unrealized appreciation/depreciation of:
Investments	12,687	6,201	1,774
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	61,146	8,549	3,803
Net Increase (Decrease) in Net Assets Resulting from Operations	$77,861	$17,338	$14,993

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	International
	Emerging	LargeCap	LargeCap
Amounts in thousands	Markets Account	Blend Account II	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$3,411	$2,752	$918
Withholding tax	(461)	(23)	(2)
Interest	–	1	–
Total Income	2,950	2,730	916
Expenses:
Management and investment advisory fees	1,387	1,149	764
Distribution Fees - Class 2	N/A	2	2
Custodian fees	102	18	3
Directors' expenses	4	5	3
Professional fees	38	5	4
Shareholder meeting expense	–	3	–
Total Gross Expenses	1,531	1,182	776
Less: Reimbursement from Manager	–	28	–
Total Net Expenses	1,531	1,154	776
Net Investment Income (Loss)	1,419	1,576	140

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(237)	20,674	9,440
Foreign currency transactions	(101)	–	–
Futures contracts	–	640	–
Short sales	–	5	–
Change in unrealized appreciation/depreciation of:
Investments	(5,005)	(6,530)	2,705
Futures contracts	–	(164)	–
Translation of assets and liabilities in foreign currencies	4	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(5,339)	14,625	12,145
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,920)	$16,201	$12,285

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

			LargeCap S&P 500
	LargeCap	LargeCap S&P 500	Managed Volatility
Amounts in thousands	Growth Account I	Index Account	Index Account
Net Investment Income (Loss)
Income:
Dividends	$2,119	$33,568	$912
Withholding tax	(7)	(4)	(1)
Interest	2	6	1
Total Income	2,114	33,570	912
Expenses:
Management and investment advisory fees	1,861	4,203	230
Custodian fees	20	12	19
Directors' expenses	6	29	3
Professional fees	4	4	5
Other expenses	2	19	1
Total Gross Expenses	1,893	4,267	258
Less: Reimbursement from Manager	39	–	–
Less: Reimbursement from Manager - Class 1	–	–	7
Total Net Expenses	1,854	4,267	251
Net Investment Income (Loss)	260	29,303	661

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	37,290	18,921	309
Futures contracts	648	5,305	570
Options and swaptions	–	–	147
Change in unrealized appreciation/depreciation of:
Investments	(18,323)	163,820	5,558
Futures contracts	(203)	(70)	20
Options and swaptions	–	–	(68)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	19,412	187,976	6,536
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,672	$217,279	$7,197

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	LargeCap		Money
Amounts in thousands	Value Account	MidCap Account	Market Account
Net Investment Income (Loss)
Income:
Dividends	$3,453	$7,384	$–
Withholding tax	–	(55)	–
Interest	–	(1)	447
Total Income	3,453	7,328	447
Expenses:
Management and investment advisory fees	1,007	3,417	1,246
Distribution Fees - Class 2	N/A	38	2
Custodian fees	6	12	10
Directors' expenses	4	12	6
Professional fees	4	4	4
Other expenses	–	2	–
Total Gross Expenses	1,021	3,485	1,268
Less: Reimbursement from Manager - Class 1	–	–	816
Less: Reimbursement from Manager - Class 2	–	–	3
Less: Reimbursement from Distributor - Class 2	–	–	2
Total Net Expenses	1,021	3,485	447
Net Investment Income (Loss)	2,432	3,843	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	17,980	72,859	–
Foreign currency transactions	–	3	–
Futures contracts	16	–	–
Change in unrealized appreciation/depreciation of:
Investments	(2,695)	3,163	–
Futures contracts	78	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	15,379	76,025	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,811	$79,868	$–

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	Principal Capital
	Appreciation	Principal LifeTime	Principal LifeTime
Amounts in thousands	Account	2010 Account	2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$1,008	$5,358
Dividends	651	–	–
Withholding tax	(2)	–	–
Total Income	649	1,008	5,358
Expenses:
Management and investment advisory fees	242	15	66
Distribution Fees - Class 2	16	N/A	N/A
Custodian fees	6	–	–
Directors' expenses	3	3	6
Professional fees	4	3	3
Total Expenses	271	21	75
Net Investment Income (Loss)	378	987	5,283

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	3,036	–	–
Investment transactions in affiliated Accounts	–	817	4,393
Capital gain distribution received from affiliated Accounts	–	744	4,915
Change in unrealized appreciation/depreciation of:
Investments	1,130	–	–
Investments in affiliated Accounts	–	(213)	(2,278)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	4,166	1,348	7,030
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,544	$2,335	$12,313

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Account	2040 Account	2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$3,088	$1,147	$616
Total Income	3,088	1,147	616
Expenses:
Management and investment advisory fees	34	12	7
Directors' expenses	4	3	3
Professional fees	3	3	3
Total Expenses	41	18	13
Net Investment Income (Loss)	3,047	1,129	603

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	750	97	233
Capital gain distribution received from affiliated Accounts	3,694	1,529	834
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	(747)	(415)	(233)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,697	1,211	834
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,744	$2,340	$1,437

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

		Principal
	Principal LifeTime	LifeTime Strategic	Real Estate
Amounts in thousands	2060 Account	Income Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$22	$624	$–
Dividends	–	–	3,507
Total Income	22	624	3,507
Expenses:
Management and investment advisory fees	–	9	1,304
Distribution Fees - Class 2	N/A	N/A	1
Custodian fees	–	–	2
Directors' expenses	–	3	4
Professional fees	3	3	4
Total Gross Expenses	3	15	1,315
Less: Reimbursement from Manager - Class 1	3	–	–
Total Net Expenses	–	15	1,315
Net Investment Income (Loss)	22	609	2,192

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	6,240
Investment transactions in affiliated Accounts	1	475	–
Capital gain distribution received from affiliated Accounts	31	255	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	32,938
Investments in affiliated Accounts	6	17	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	38	747	39,178
Net Increase (Decrease) in Net Assets Resulting from Operations	$60	$1,356	$41,370

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	SAM	SAM Conservative	SAM Conservative
Amounts in thousands	Balanced Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$27,959	$7,546	$7,512
Total Income	27,959	7,546	7,512
Expenses:
Management and investment advisory fees	2,198	511	648
Distribution Fees - Class 2	252	41	250
Directors' expenses	16	6	7
Professional fees	3	3	3
Other expenses	1	–	–
Total Expenses	2,470	561	908
Net Investment Income (Loss)	25,489	6,985	6,604

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	22	–	–
Investment transactions in affiliated Accounts	46,992	7,492	11,793
Capital gain distribution received from affiliated Accounts	21,008	3,782	8,471
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	(29,299)	(4,698)	(6,542)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	38,723	6,576	13,722
Net Increase (Decrease) in Net Assets Resulting from Operations	$64,212	$13,561	$20,326

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands	Income Portfolio	Growth Portfolio	Income Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$8,869	$5,949	$–
Interest	–	–	5,708
Total Income	8,869	5,949	5,708
Expenses:
Management and investment advisory fees	530	495	1,252
Distribution Fees - Class 2	49	228	2
Custodian fees	–	–	7
Directors' expenses	6	6	6
Professional fees	3	3	4
Total Gross Expenses	588	732	1,271
Less: Reimbursement from Manager - Class 1	–	–	26
Total Net Expenses	588	732	1,245
Net Investment Income (Loss)	8,281	5,217	4,463

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	1,551
Investment transactions in affiliated Accounts	4,267	9,220	–
Capital gain distribution received from affiliated Accounts	2,299	10,179	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	(2,109)
Investments in affiliated Accounts	(1,072)	(6,413)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	5,494	12,986	(558)
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,775	$18,203	$3,905

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Blend Account	Growth Account II	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$658	$216	$1,593
Withholding tax	–	–	(1)
Interest	1	1	2
Securities lending - net	–	136	71
Total Income	659	353	1,665
Expenses:
Management and investment advisory fees	543	643	1,197
Distribution Fees - Class 2	N/A	9	–
Custodian fees	5	22	35
Directors' expenses	4	3	4
Professional fees	4	4	5
Shareholder meeting expense	–	4	6
Total Gross Expenses	556	685	1,247
Less: Reimbursement from Manager	–	64	22
Less: Reimbursement from Manager - Class 1	–	–	143
Total Net Expenses	556	621	1,082
Net Investment Income (Loss)	103	(268)	583

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,872	9,127	13,877
Futures contracts	137	230	483
Change in unrealized appreciation/depreciation of:
Investments	(4,088)	(4,992)	(7,186)
Futures contracts	(8)	(64)	(332)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2,913	4,301	6,842
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,016	$4,033	$7,425

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

			Bond & Mortgage
Amounts in thousands	Balanced Account		Securities Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$820	$832	$8,817	$9,231
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	4,344	6,159	5,329	(620)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(854)	1,974	1,986	(11,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,310	8,965	16,132	(3,379)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(877)	(897)	(9,821)	(11,127)
Total Dividends and Distributions	(877)	(897)	(9,821)	(11,127)

Capital Share Transactions
Shares sold:
Class 1	1,942	2,181	63,624	46,460
Shares issued in reinvestment of dividends and distributions:
Class 1	877	897	9,821	11,127
Shares redeemed:
Class 1	(7,297)	(8,664)	(74,198)	(68,955)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,478)	(5,586)	(753)	(11,368)
Total Increase (Decrease)	(1,045)	2,482	5,558	(25,874)

Net Assets
Beginning of period	51,633	49,151	316,177	342,051
End of period (including undistributed net investment income as set forth below)	$50,588	$51,633	$321,735	$316,177
Undistributed (Overdistributed) Net Investment Income (Loss)	$830	$865	$8,844	$9,534

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	105	130	5,552	3,994
Shares issued in reinvestment of dividends and distributions:
Class 1	47	54	860	1,006
Shares redeemed:
Class 1	(393)	(519)	(6,461)	(6,001)
Net Increase (Decrease)	(241)	(335)	(49)	(1,001)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	Bond Market Index Account		Diversified Balanced Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$25,101	$12,476	$10,356	$8,441
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	10,525	(7,527)	11,579	10,100
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	45,396	(29,250)	44,669	69,155
Net Increase (Decrease) in Net Assets Resulting from Operations	81,022	(24,301)	66,604	87,696

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(16,426)	(7,269)	N/A	N/A
Class 2	N/A	N/A	(8,431)	(2,374)
From net realized gain on investments:
Class 2	N/A	N/A	(10,099)	(9,063)
Total Dividends and Distributions	(16,426)	(7,269)	(18,530)	(11,437)

Capital Share Transactions
Shares sold:
Class 1	478,804	563,189	N/A	N/A
Class 2	N/A	N/A	115,524	205,967
Shares issued in reinvestment of dividends and distributions:
Class 1	16,426	7,269	N/A	N/A
Class 2	N/A	N/A	18,530	11,437
Shares redeemed:
Class 1	(89,236)	(27,805)	N/A	N/A
Class 2	N/A	N/A	(27,806)	(18,613)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	405,994	542,653	106,248	198,791
Total Increase (Decrease)	470,590	511,083	154,322	275,050

Net Assets
Beginning of period	1,264,213	753,130	856,784	581,734
End of period (including undistributed net investment income as set forth below)	$1,734,803	$1,264,213	$1,011,106	$856,784
Undistributed (Overdistributed) Net Investment Income (Loss)	$28,022	$16,416	$10,353	$8,428

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	47,045	56,232	N/A	N/A
Class 2	N/A	N/A	8,223	15,862
Shares issued in reinvestment of dividends and distributions:
Class 1	1,607	742	N/A	N/A
Class 2	N/A	N/A	1,320	888
Shares redeemed:
Class 1	(8,784)	(2,794)	N/A	N/A
Class 2	N/A	N/A	(1,978)	(1,419)
Net Increase (Decrease)	39,868	54,180	7,565	15,331

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified Balanced
Amounts in thousands	Managed Volatility Account			Diversified Growth Account
	Year Ended	Period Ended		Year Ended	Year Ended
	December	December 31,		December	December
	31, 2014	2013	(a)	31, 2014	31, 2013
Operations
Net investment income (loss)	$1,010	$2		$31,933	$24,868
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	888	5		39,162	32,884
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	963	–		121,471	216,754
Net Increase (Decrease) in Net Assets Resulting from Operations	2,861	7		192,566	274,506

Dividends and Distributions to Shareholders
From net investment income:
Class 2	(3)	–		(24,839)	(7,461)
From net realized gain on investments:
Class 2	(5)	–		(32,952)	(15,426)
Total Dividends and Distributions	(8)	–		(57,791)	(22,887)

Capital Share Transactions
Shares sold:
Class 2	82,225	880		507,652	718,107
Shares issued in reinvestment of dividends and distributions:
Class 2	8	–		57,791	22,887
Shares redeemed:
Class 2	(1,446)	–		(22,353)	(7,927)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	80,787	880		543,090	733,067
Total Increase (Decrease)	83,640	887		677,865	984,686

Net Assets
Beginning of period	887	–		2,202,857	1,218,171
End of period (including undistributed net investment income as set forth below)	$84,527	$887		$2,880,722	$2,202,857
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,009	$2		$31,925	$24,831

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	7,819	87		33,899	52,531
Shares issued in reinvestment of dividends and distributions:
Class 2	1	–		3,861	1,688
Shares redeemed:
Class 2	(137)	–		(1,483)	(558)
Net Increase (Decrease)	7,683	87		36,277	53,661

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified Growth
Amounts in thousands	Managed Volatility Account		Diversified Income Account
	Year Ended	Period Ended	Year Ended	Year Ended
	December	December 31,	December	December
	31, 2014	2013 (a)	31, 2014	31, 2013
Operations
Net investment income (loss)	$2,223	$15	$1,446	$784
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	2,049	25	1,277	800
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	1,531	7	6,491	4,585
Net Increase (Decrease) in Net Assets Resulting from Operations	5,803	47	9,214	6,169

Dividends and Distributions to Shareholders
From net investment income:
Class 2	(15)	–	(784)	(92)
From net realized gain on investments:
Class 2	(29)	–	(824)	(47)
Total Dividends and Distributions	(44)	–	(1,608)	(139)

Capital Share Transactions
Shares sold:
Class 2	144,628	4,172	66,377	68,215
Shares issued in reinvestment of dividends and distributions:
Class 2	44	–	1,608	139
Shares redeemed:
Class 2	(2,747)	(231)	(19,066)	(17,134)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	141,925	3,941	48,919	51,220
Total Increase (Decrease)	147,684	3,988	56,525	57,250

Net Assets
Beginning of period	3,988	–	112,037	54,787
End of period (including undistributed net investment income as set forth below)	$151,672	$3,988	$168,562	$112,037
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,223	$15	$1,446	$784

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	13,663	411	5,657	6,208
Shares issued in reinvestment of dividends and distributions:
Class 2	4	–	136	13
Shares redeemed:
Class 2	(258)	(23)	(1,634)	(1,570)
Net Increase (Decrease)	13,409	388	4,159	4,651

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$7,938	$8,591	$16,715	$17,984
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	31,940	32,601	48,459	36,820
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(54,005)	40,805	12,687	98,593
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,127)	81,997	77,861	153,397

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(10,543)	(12,278)	(15,060)	(19,090)
Class 2	(25)	(32)	(542)	(679)
Total Dividends and Distributions	(10,568)	(12,310)	(15,602)	(19,769)

Capital Share Transactions
Shares sold:
Class 1	18,555	26,783	27,917	30,440
Class 2	112	89	712	644
Shares issued in reinvestment of dividends and distributions:
Class 1	10,543	12,278	15,060	19,090
Class 2	25	32	542	679
Shares redeemed:
Class 1	(76,371)	(72,185)	(133,970)	(125,627)
Class 2	(261)	(526)	(2,974)	(4,445)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(47,397)	(33,529)	(92,713)	(79,219)
Total Increase (Decrease)	(72,092)	36,158	(30,454)	54,409

Net Assets
Beginning of period	502,552	466,394	655,352	600,943
End of period (including undistributed net investment income as set forth below)	$430,460	$502,552	$624,898	$655,352
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,111	$7,694	$19,091	$20,026

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,256	1,963	1,264	1,576
Class 2	8	7	32	33
Shares issued in reinvestment of dividends and distributions:
Class 1	707	914	684	1,005
Class 2	2	2	25	36
Shares redeemed:
Class 1	(5,196)	(5,232)	(6,039)	(6,514)
Class 2	(18)	(39)	(136)	(230)
Net Increase (Decrease)	(3,241)	(2,385)	(4,170)	(4,094)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Government & High
Amounts in thousands	Quality Bond Account		Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$8,789	$10,474	$11,190	$11,991
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	2,348	4,979	2,029	1,050
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	6,201	(19,992)	1,774	(12,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,338	(4,539)	14,993	966

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(12,571)	(15,618)	(12,529)	(14,042)
Class 2	(31)	(39)	(128)	(170)
Total Dividends and Distributions	(12,602)	(15,657)	(12,657)	(14,212)

Capital Share Transactions
Shares sold:
Class 1	23,451	33,232	11,225	15,587
Class 2	69	9	19	93
Shares issued in reinvestment of dividends and distributions:
Class 1	12,571	15,618	12,529	14,042
Class 2	31	39	128	170
Shares redeemed:
Class 1	(105,587)	(81,530)	(19,783)	(39,976)
Class 2	(128)	(205)	(541)	(581)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(69,593)	(32,837)	3,577	(10,665)
Total Increase (Decrease)	(64,857)	(53,033)	5,913	(23,911)

Net Assets
Beginning of period	380,282	433,315	272,720	296,631
End of period (including undistributed net investment income as set forth below)	$315,425	$380,282	$278,633	$272,720
Undistributed (Overdistributed) Net Investment Income (Loss)	$9,984	$12,599	$10,170	$10,990

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,244	3,126	1,028	1,429
Class 2	7	1	2	8
Shares issued in reinvestment of dividends and distributions:
Class 1	1,219	1,527	1,165	1,341
Class 2	3	4	12	17
Shares redeemed:
Class 1	(10,065)	(7,666)	(1,835)	(3,638)
Class 2	(12)	(20)	(50)	(53)
Net Increase (Decrease)	(6,604)	(3,028)	322	(896)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	International Emerging
Amounts in thousands	Markets Account		LargeCap Blend Account II
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$1,419	$1,563	$1,576	$1,897
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(338)	1,742	21,319	23,884
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(5,001)	(11,999)	(6,694)	18,383
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,920)	(8,694)	16,201	44,164

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,021)	(2,273)	(1,877)	(2,266)
Class 2	N/A	N/A	(10)	(11)
Total Dividends and Distributions	(1,021)	(2,273)	(1,887)	(2,277)

Capital Share Transactions
Shares sold:
Class 1	11,838	17,263	2,268	2,565
Class 2	N/A	N/A	60	60
Shares issued in reinvestment of dividends and distributions:
Class 1	1,021	2,273	1,877	2,266
Class 2	N/A	N/A	10	11
Shares redeemed:
Class 1	(18,132)	(47,809)	(34,886)	(38,870)
Class 2	N/A	N/A	(132)	(162)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,273)	(28,273)	(30,803)	(34,130)
Total Increase (Decrease)	(10,214)	(39,240)	(16,489)	7,757

Net Assets
Beginning of period	113,305	152,545	162,815	155,058
End of period (including undistributed net investment income as set forth below)	$103,091	$113,305	$146,326	$162,815
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,498	$1,000	$1,556	$1,897

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	751	1,066	217	290
Class 2	N/A	N/A	6	7
Shares issued in reinvestment of dividends and distributions:
Class 1	61	151	178	252
Class 2	N/A	N/A	1	1
Shares redeemed:
Class 1	(1,144)	(3,007)	(3,328)	(4,312)
Class 2	N/A	N/A	(13)	(18)
Net Increase (Decrease)	(332)	(1,790)	(2,939)	(3,780)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	LargeCap Growth Account		LargeCap Growth Account I
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$140	$634	$260	$318
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	9,440	70,875	37,938	43,794
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	2,705	(20,549)	(18,526)	33,144
Net Increase (Decrease) in Net Assets Resulting from Operations	12,285	50,960	19,672	77,256

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(664)	(1,397)	(280)	(1,036)
Class 2	(2)	(8)	N/A	N/A
From net realized gain on investments:
Class 1	–	–	(43,706)	(8,149)
Total Dividends and Distributions	(666)	(1,405)	(43,986)	(9,185)

Capital Share Transactions
Shares sold:
Class 1	28,520	21,547	16,931	18,157
Class 2	64	63	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	664	1,397	43,986	9,185
Class 2	2	8	N/A	N/A
Shares redeemed:
Class 1	(17,781)	(182,529)	(57,008)	(75,964)
Class 2	(188)	(144)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,281	(159,658)	3,909	(48,622)
Total Increase (Decrease)	22,900	(110,103)	(20,405)	19,449

Net Assets
Beginning of period	100,852	210,955	260,034	240,585
End of period (including undistributed net investment income as set forth below)	$123,752	$100,852	$239,629	$260,034
Undistributed (Overdistributed) Net Investment Income (Loss)	$173	$699	$369	$313

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,243	1,141	547	642
Class 2	3	3	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	28	72	1,609	327
Shares redeemed:
Class 1	(767)	(9,180)	(1,788)	(2,700)
Class 2	(8)	(7)	N/A	N/A
Net Increase (Decrease)	499	(7,971)	368	(1,731)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	LargeCap S&P 500		LargeCap S&P 500 Managed
Amounts in thousands	Index Account		Volatility Index Account
	Year Ended	Year Ended	Year Ended	Period Ended
	December	December	December	December 31,
	31, 2014	31, 2013	31, 2014	2013 (a)
Operations
Net investment income (loss)	$29,303	$21,718	$661	$16
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	24,226	32,101	1,026	(5)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	163,750	273,718	5,510	265
Net Increase (Decrease) in Net Assets Resulting from Operations	217,279	327,537	7,197	276

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(21,549)	(15,376)	(666)	(16)
From net realized gain on investments:
Class 1	(38,504)	(9,815)	(3,250)	–
Total Dividends and Distributions	(60,053)	(25,191)	(3,916)	(16)

Capital Share Transactions
Shares sold:
Class 1	326,836	432,809	93,318	7,186
Shares issued in reinvestment of dividends and distributions:
Class 1	60,053	25,191	3,916	4
Shares redeemed:
Class 1	(171,432)	(186,587)	(10,618)	(111)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	215,457	271,413	86,616	7,079
Total Increase (Decrease)	372,683	573,759	89,897	7,339

Net Assets
Beginning of period	1,490,352	916,593	7,339	–
End of period (including undistributed net investment income as set forth below)	$1,863,035	$1,490,352	$97,236	$7,339
Undistributed (Overdistributed) Net Investment Income (Loss)	$29,426	$21,672	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	23,662	36,166	8,565	712
Shares issued in reinvestment of dividends and distributions:
Class 1	4,352	2,108	346	1
Shares redeemed:
Class 1	(12,123)	(15,464)	(946)	(11)
Net Increase (Decrease)	15,891	22,810	7,965	702

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	LargeCap Value Account		MidCap Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$2,432	$3,492	$3,843	$3,275
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	17,996	59,960	72,862	59,998
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(2,617)	(4,762)	3,163	120,055
Net Increase (Decrease) in Net Assets Resulting from Operations	17,811	58,690	79,868	183,328

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,512)	(4,450)	(3,218)	(8,897)
Class 2	N/A	N/A	(44)	(170)
From net realized gain on investments:
Class 1	(23,015)	–	(55,916)	(28,373)
Class 2	N/A	N/A	(1,367)	(637)
Total Dividends and Distributions	(26,527)	(4,450)	(60,545)	(38,077)

Capital Share Transactions
Shares sold:
Class 1	8,230	28,616	58,293	27,346
Class 2	N/A	N/A	341	443
Shares issued in reinvestment of dividends and distributions:
Class 1	26,527	4,450	59,134	37,270
Class 2	N/A	N/A	1,411	807
Shares redeemed:
Class 1	(23,070)	(141,961)	(109,369)	(117,693)
Class 2	N/A	N/A	(1,335)	(1,447)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,687	(108,895)	8,475	(53,274)
Total Increase (Decrease)	2,971	(54,655)	27,798	91,977

Net Assets
Beginning of period	167,702	222,357	664,998	573,021
End of period (including undistributed net investment income as set forth below)	$170,673	$167,702	$692,796	$664,998
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,448	$3,526	$4,503	$2,322

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	230	891	987	511
Class 2	N/A	N/A	6	8
Shares issued in reinvestment of dividends and distributions:
Class 1	829	137	1,037	706
Class 2	N/A	N/A	25	15
Shares redeemed:
Class 1	(651)	(4,235)	(1,836)	(2,152)
Class 2	N/A	N/A	(22)	(27)
Net Increase (Decrease)	408	(3,207)	197	(939)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

			Principal Capital
Amounts in thousands	Money Market Account		Appreciation Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$–	$–	$378	$1,218
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	–	–	3,036	60,378
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	–	–	1,130	(29,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	–	–	4,544	32,315

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(1,007)	(1,955)
Class 2	–	–	(188)	(375)
From net realized gain on investments:
Class 1	–	–	(5,104)	(4,605)
Class 2	–	–	(1,024)	(913)
Total Dividends and Distributions	–	–	(7,323)	(7,848)

Capital Share Transactions
Shares sold:
Class 1	146,475	169,496	1,823	3,205
Class 2	295	1,152	496	369
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	6,111	6,560
Class 2	–	–	1,212	1,288
Shares redeemed:
Class 1	(150,680)	(190,291)	(4,508)	(147,225)
Class 2	(320)	(1,446)	(713)	(856)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,230)	(21,089)	4,421	(136,659)
Total Increase (Decrease)	(4,230)	(21,089)	1,642	(112,192)

Net Assets
Beginning of period	284,067	305,156	38,439	150,631
End of period (including undistributed net investment income as set forth below)	$279,837	$284,067	$40,081	$38,439
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$419	$1,236

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	146,475	169,496	77	127
Class 2	295	1,152	23	15
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	290	304
Class 2	–	–	58	60
Shares redeemed:
Class 1	(150,680)	(190,291)	(191)	(5,240)
Class 2	(320)	(1,446)	(31)	(35)
Net Increase (Decrease)	(4,230)	(21,089)	226	(4,769)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal		Principal
Amounts in thousands	LifeTime 2010 Account		LifeTime 2020 Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$987	$1,072	$5,283	$5,168
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1,561	3,046	9,308	24,506
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(213)	735	(2,278)	2,837
Net Increase (Decrease) in Net Assets Resulting from Operations	2,335	4,853	12,313	32,511

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,067)	(1,130)	(5,146)	(4,655)
From net realized gain on investments:
Class 1	–	–	(4,522)	–
Total Dividends and Distributions	(1,067)	(1,130)	(9,668)	(4,655)

Capital Share Transactions
Shares sold:
Class 1	6,935	7,379	23,861	19,395
Shares issued in reinvestment of dividends and distributions:
Class 1	1,067	1,130	9,668	4,655
Shares redeemed:
Class 1	(10,733)	(10,818)	(52,689)	(32,276)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,731)	(2,309)	(19,160)	(8,226)
Total Increase (Decrease)	(1,463)	1,414	(16,515)	19,630

Net Assets
Beginning of period	48,775	47,361	227,985	208,355
End of period (including undistributed net investment income as set forth below)	$47,312	$48,775	$211,470	$227,985
Undistributed (Overdistributed) Net Investment Income (Loss)	$985	$1,065	$5,282	$5,145

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	554	621	1,732	1,516
Shares issued in reinvestment of dividends and distributions:
Class 1	85	97	709	369
Shares redeemed:
Class 1	(855)	(916)	(3,828)	(2,507)
Net Increase (Decrease)	(216)	(198)	(1,387)	(622)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal		Principal
Amounts in thousands	LifeTime 2030 Account		LifeTime 2040 Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$3,047	$2,473	$1,129	$807
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	4,444	17,453	1,626	4,675
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(747)	(2,245)	(415)	861
Net Increase (Decrease) in Net Assets Resulting from Operations	6,744	17,681	2,340	6,343

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,464)	(1,935)	(805)	(490)
From net realized gain on investments:
Class 1	(17,388)	(503)	(2,699)	–
Total Dividends and Distributions	(19,852)	(2,438)	(3,504)	(490)

Capital Share Transactions
Shares sold:
Class 1	17,100	11,869	9,865	10,496
Shares issued in reinvestment of dividends and distributions:
Class 1	19,852	2,438	3,504	490
Shares redeemed:
Class 1	(15,673)	(13,428)	(6,835)	(5,552)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	21,279	879	6,534	5,434
Total Increase (Decrease)	8,171	16,122	5,370	11,287

Net Assets
Beginning of period	108,794	92,672	36,934	25,647
End of period (including undistributed net investment income as set forth below)	$116,965	$108,794	$42,304	$36,934
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,046	$2,463	$1,129	$805

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,269	909	665	769
Shares issued in reinvestment of dividends and distributions:
Class 1	1,630	189	246	36
Shares redeemed:
Class 1	(1,165)	(1,017)	(465)	(403)
Net Increase (Decrease)	1,734	81	446	402

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal		Principal
Amounts in thousands	LifeTime 2050 Account		LifeTime 2060 Account
	Year Ended	Year Ended	Year Ended	Period Ended
	December	December	December	December 31,
	31, 2014	31, 2013	31, 2014	2013 (a)
Operations
Net investment income (loss)	$603	$473	$22	$1
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1,067	2,997	32	1
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(233)	579	6	1
Net Increase (Decrease) in Net Assets Resulting from Operations	1,437	4,049	60	3

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(471)	(296)	(1)	–
From net realized gain on investments:
Class 1	(1,847)	–	(1)	–
Total Dividends and Distributions	(2,318)	(296)	(2)	–

Capital Share Transactions
Shares sold:
Class 1	5,164	4,348	1,027	26
Shares issued in reinvestment of dividends and distributions:
Class 1	2,318	296	2	–
Shares redeemed:
Class 1	(6,807)	(2,747)	(290)	(1)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	675	1,897	739	25
Total Increase (Decrease)	(206)	5,650	797	28

Net Assets
Beginning of period	22,002	16,352	28	–
End of period (including undistributed net investment income as set forth below)	$21,796	$22,002	$825	$28
Undistributed (Overdistributed) Net Investment Income (Loss)	$603	$471	$22	$1

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	355	317	89	2
Shares issued in reinvestment of dividends and distributions:
Class 1	166	22	–	–
Shares redeemed:
Class 1	(455)	(200)	(24)	–
Net Increase (Decrease)	66	139	65	2

(a)	Period from May 1, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal LifeTime		Real Estate
Amounts in thousands	Strategic Income Account		Securities Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$609	$770	$2,192	$2,725
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	730	951	6,240	8,889
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	17	(131)	32,938	(6,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,356	1,590	41,370	5,564

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(766)	(886)	(2,395)	(1,785)
Class 2	N/A	N/A	(4)	(3)
Total Dividends and Distributions	(766)	(886)	(2,399)	(1,788)

Capital Share Transactions
Shares sold:
Class 1	4,354	5,854	21,401	18,585
Class 2	N/A	N/A	189	29
Shares issued in reinvestment of dividends and distributions:
Class 1	766	886	2,395	1,785
Class 2	N/A	N/A	4	3
Shares redeemed:
Class 1	(6,858)	(9,036)	(24,586)	(28,607)
Class 2	N/A	N/A	(53)	(25)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,738)	(2,296)	(650)	(8,230)
Total Increase (Decrease)	(1,148)	(1,592)	38,321	(4,454)

Net Assets
Beginning of period	31,164	32,756	128,872	133,326
End of period (including undistributed net investment income as set forth below)	$30,016	$31,164	$167,193	$128,872
Undistributed (Overdistributed) Net Investment Income (Loss)	$608	$765	$2,496	$2,703

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	377	519	1,078	1,050
Class 2	N/A	N/A	9	2
Shares issued in reinvestment of dividends and distributions:
Class 1	67	82	119	106
Shares redeemed:
Class 1	(597)	(809)	(1,258)	(1,629)
Class 2	N/A	N/A	(3)	(1)
Net Increase (Decrease)	(153)	(208)	(55)	(472)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$25,489	$25,891	$6,985	$6,763
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	68,022	142,717	11,274	20,295
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(29,299)	(10,811)	(4,698)	(3,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,212	157,797	13,561	23,822

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(23,276)	(21,320)	(6,281)	(5,822)
Class 2	(2,500)	(2,123)	(450)	(402)
From net realized gain on investments:
Class 1	(120,112)	(10,522)	(17,846)	(2,097)
Class 2	(14,177)	(1,166)	(1,393)	(159)
Total Dividends and Distributions	(160,065)	(35,131)	(25,970)	(8,480)

Capital Share Transactions
Shares sold:
Class 1	20,836	32,046	18,269	29,918
Class 2	5,050	5,755	1,589	1,588
Shares issued in acquisition:
Class 1	N/A	57,716	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	143,388	31,842	24,127	7,919
Class 2	16,677	3,289	1,843	561
Shares redeemed:
Class 1	(165,575)	(130,269)	(36,531)	(30,117)
Class 2	(14,302)	(14,094)	(1,923)	(3,045)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,074	(13,715)	7,374	6,824
Total Increase (Decrease)	(89,779)	108,951	(5,035)	22,166

Net Assets
Beginning of period	1,016,539	907,588	228,387	206,221
End of period (including undistributed net investment income as set forth below)	$926,760	$1,016,539	$223,352	$228,387
Undistributed (Overdistributed) Net Investment Income (Loss)	$25,487	$25,774	$6,984	$6,730

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,163	1,831	1,378	2,299
Class 2	290	330	124	123
Shares issued in acquisition:
Class 1	N/A	3,298	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	8,862	1,857	1,943	626
Class 2	1,038	193	150	45
Shares redeemed:
Class 1	(9,257)	(7,407)	(2,767)	(2,310)
Class 2	(812)	(810)	(148)	(237)
Net Increase (Decrease)	1,284	(708)	680	546

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Conservative		SAM Flexible
Amounts in thousands	Growth Portfolio		Income Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$6,604	$5,062	$8,281	$8,458
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	20,264	42,945	6,566	13,916
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(6,542)	4,251	(1,072)	(4,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,326	52,258	13,775	17,469

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,414)	(2,868)	(7,762)	(7,477)
Class 2	(1,627)	(1,442)	(654)	(646)
From net realized gain on investments:
Class 1	(22,853)	–	(12,001)	(2,823)
Class 2	(12,440)	–	(1,089)	(262)
Total Dividends and Distributions	(40,334)	(4,310)	(21,506)	(11,208)

Capital Share Transactions
Shares sold:
Class 1	26,377	22,524	20,434	29,750
Class 2	7,412	7,193	1,049	1,162
Shares issued in reinvestment of dividends and distributions:
Class 1	26,267	2,868	19,763	10,300
Class 2	14,067	1,442	1,743	908
Shares redeemed:
Class 1	(21,167)	(19,592)	(32,361)	(46,857)
Class 2	(10,589)	(11,373)	(1,788)	(2,783)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	42,367	3,062	8,840	(7,520)
Total Increase (Decrease)	22,359	51,010	1,109	(1,259)

Net Assets
Beginning of period	278,863	227,853	234,036	235,295
End of period (including undistributed net investment income as set forth below)	$301,222	$278,863	$235,145	$234,036
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,603	$5,040	$8,281	$8,416

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,338	1,187	1,498	2,175
Class 2	378	389	78	86
Shares issued in reinvestment of dividends and distributions:
Class 1	1,416	153	1,509	785
Class 2	766	78	134	70
Shares redeemed:
Class 1	(1,050)	(1,034)	(2,366)	(3,435)
Class 2	(533)	(608)	(129)	(207)
Net Increase (Decrease)	2,315	165	724	(526)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Strategic
Amounts in thousands	Growth Portfolio		Short-Term Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$5,217	$3,249	$4,463	$4,300
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	19,399	38,449	1,551	1,840
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(6,413)	2,822	(2,109)	(3,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,203	44,520	3,905	3,133

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,996)	(1,459)	(4,262)	(4,939)
Class 2	(1,242)	(910)	(12)	(20)
From net realized gain on investments:
Class 1	(21,163)	–	–	–
Class 2	(15,284)	–	–	–
Total Dividends and Distributions	(39,685)	(2,369)	(4,274)	(4,959)

Capital Share Transactions
Shares sold:
Class 1	21,352	18,055	53,517	47,868
Class 2	7,817	5,492	96	8
Shares issued in reinvestment of dividends and distributions:
Class 1	23,159	1,459	4,262	4,939
Class 2	16,526	910	12	20
Shares redeemed:
Class 1	(14,336)	(12,818)	(46,298)	(56,859)
Class 2	(6,465)	(8,856)	(32)	(447)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	48,053	4,242	11,557	(4,471)
Total Increase (Decrease)	26,571	46,393	11,188	(6,297)

Net Assets
Beginning of period	208,738	162,345	257,399	263,696
End of period (including undistributed net investment income as set forth below)	$235,309	$208,738	$268,587	$257,399
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,216	$3,237	$4,456	$4,267

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	959	854	20,614	18,356
Class 2	354	262	38	3
Shares issued in reinvestment of dividends and distributions:
Class 1	1,140	69	1,652	1,922
Class 2	820	43	4	7
Shares redeemed:
Class 1	(626)	(603)	(17,795)	(21,829)
Class 2	(289)	(423)	(12)	(174)
Net Increase (Decrease)	2,358	202	4,501	(1,715)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	SmallCap Blend Account		SmallCap Growth Account II
	Year Ended	Year Ended	Year Ended	Year Ended
	December	December	December	December
	31, 2014	31, 2013	31, 2014	31, 2013
Operations
Net investment income (loss)	$103	$210	$(268)	$(405)
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	7,009	8,112	9,357	11,128
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(4,096)	13,538	(5,056)	12,488
Net Increase (Decrease) in Net Assets Resulting from Operations	3,016	21,860	4,033	23,211

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(224)	(184)	–	–
From net realized gain on investments:
Class 1	(1,866)	–	–	–
Total Dividends and Distributions	(2,090)	(184)	–	–

Capital Share Transactions
Shares sold:
Class 1	5,643	4,143	3,922	5,584
Class 2	N/A	N/A	140	75
Shares issued in reinvestment of dividends and distributions:
Class 1	2,090	184	–	–
Shares redeemed:
Class 1	(8,762)	(8,687)	(12,013)	(11,252)
Class 2	N/A	N/A	(471)	(323)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,029)	(4,360)	(8,422)	(5,916)
Total Increase (Decrease)	(103)	17,316	(4,389)	17,295

Net Assets
Beginning of period	64,785	47,469	69,383	52,088
End of period (including undistributed net investment income as set forth below)	$64,682	$64,785	$64,994	$69,383
Undistributed (Overdistributed) Net Investment Income (Loss)	$115	$239	$(9)	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	414	360	216	349
Class 2	N/A	N/A	8	5
Shares issued in reinvestment of dividends and distributions:
Class 1	156	16	–	–
Shares redeemed:
Class 1	(643)	(752)	(664)	(735)
Class 2	N/A	N/A	(26)	(21)
Net Increase (Decrease)	(73)	(376)	(466)	(402)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	SmallCap Value Account I
	Year Ended	Year Ended
	December	December
	31, 2014	31, 2013
Operations
Net investment income (loss)	$583	$836
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	14,360	22,497
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(7,518)	13,806
Net Increase (Decrease) in Net Assets Resulting from Operations	7,425	37,139

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(816)	(1,179)
Class 2	(1)	(1)
From net realized gain on investments:
Class 1	(11,546)	–
Class 2	(14)	–
Total Dividends and Distributions	(12,377)	(1,180)

Capital Share Transactions
Shares sold:
Class 1	6,284	4,702
Class 2	71	7
Shares issued in reinvestment of dividends and distributions:
Class 1	12,362	1,179
Class 2	15	1
Shares redeemed:
Class 1	(24,810)	(25,874)
Class 2	(24)	(14)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,102)	(19,999)
Total Increase (Decrease)	(11,054)	15,960

Net Assets
Beginning of period	117,304	101,344
End of period (including undistributed net investment income as set forth below)	$106,250	$117,304
Undistributed (Overdistributed) Net Investment Income (Loss)	$766	$943

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	308	257
Class 2	4	–
Shares issued in reinvestment of dividends and distributions:
Class 1	640	62
Class 2	1	–
Shares redeemed:
Class 1	(1,188)	(1,369)
Class 2	(1)	(1)
Net Increase (Decrease)	(236)	(1,051)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective April 26, 2013, SAM Balanced Portfolio acquired all the assets and assumed all the liabilities of Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,335,000 shares from Asset Allocation Account for 3,298,000 shares valued at $57,716,000 of SAM Balanced Portfolio at an approximate exchange rate of .6182 for Class 1 shares. Cash was the primary asset acquired by SAM Balanced Portfolio on April 26, 2013. For financial reporting purposes, assets received and shares issued by SAM Balanced Portfolio were recorded at fair value. The aggregate net assets of Asset Allocation Account and SAM Balanced Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $57,716,000 and $938,724,000, respectively. The aggregate net assets of SAM Balanced Portfolio immediately following the acquisition were $996,440,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal year for SAM Balanced Portfolio, SAM Balanced Portfolio’s pro forma results of operations for the period ended June 30, 2013, would have been $26,211,000 of net investment income, $134,816,000 of net realized and unrealized gain on investments, and $161,027,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asset Allocation Account that have been included in SAM Balanced Portfolio’s statement of operations since April 26, 2013.

Effective May 1, 2013, the initial purchase of $10,000 of Class 1 shares of Principal LifeTime 2060 Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $10,000 of Class 2 shares of Diversified Balanced Managed Volatility Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $10,000 of Class 2 shares of Diversified Growth Managed Volatility Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $5,000,000 of Class 1 shares of LargeCap S&P 500 Managed Volatility Index Account was made by Principal Financial Services, Inc..

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account
Euro	16.2%	Hong Kong Dollar	21.6%
Japanese Yen	16.1	South Korean Won	15.6
British Pound	15.2	Taiwan Dollar	11.5
Canadian Dollar	12.3	Indian Rupee	9.0
Swiss Franc	7.1	Brazilian Real	8.0
		South African Rand	6.9

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (collectively, the “Fund of Funds”) bear directly, each of the Fund of Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2014, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At December 31, 2014, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $94,000 and International Emerging Markets Account had no foreign tax refund receivable and no deferred tax liability, relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended December 31, 2014, Balanced Account, Bond & Mortgage Securities Account, Diversified International Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap Value Account, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended December 31, 2014, Diversified International Account, International Emerging Markets Account, MidCap Account, Short-Term Income Account, and SmallCap Blend Account each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Acconts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Bond & Mortgage Securities Account has financial instruments that are subject to Master Agreements or similar agreements.

As of December 31, 2014, financial assets subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

				Gross amounts not offset in the
				Statements of Assets and Liabilities
			Gross Amount of	Financial	Collateral	Net
Account	Counterparty	Asset Type	Recognized Asset	Instruments*	Received**	Amount
Bond & Mortgage Securities Account	Barclays	Credit Default	$418	$ —	$(418)	$ —
		Swaps

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral received may be in excess of recognized assets or liabilities.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the year ended December 31, 2014, were as follows:

LargeCap S&P 500 Managed Volatility Index Account	Number of Contracts	Premium (thousands)
Beginning of period	12	$7
Options written	5,390	2,272
Options expired	(3,642)	(1,433)
Options closed	(1,695)	(832)
Options exercised	—	—
Balance at end of period	65	$14

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2014

3. Operating Policies (Continued)

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each account’s statement of operations. As of December 31, 2014, the Accounts had securities on loan as follows (in thousands):

	Market Value	Collateral Value
SmallCap Growth Account II	$7,157	$7,386
SmallCap Value Account I	3,462	3,579

Senior Floating Rate Interests.	The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of December 31, 2014, the Accounts had no unfunded loan commitments outstanding.

Short Sales. Bond Market Index Account and LargeCap Blend Account II entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2014 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or basket of securities.

As of December 31, 2014, counterparties had pledged collateral for swap agreements of $529,355 for Bond & Mortgage Securities Account. The collateral is maintained in a segregated account and is not recorded in the books and records of the Account. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of December 31, 2014, the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage		Total Percentage
	of Outstanding		of Outstanding
Account	Shares Owned	Account	Shares Owned
Bond & Mortgage Securities Account	26.35%	Income Account	95.95%
Bond Market Index Account	99.93	LargeCap S&P 500 Index Account	90.23
Diversified International Account	31.24	LargeCap S&P 500 Managed Volatility Index Account	100.00
Equity Income Account	36.42	MidCap Account	12.15
Government & High Quality Bond Account	41.03	Short-Term Income Account	38.31

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2014

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives December 31, 2014		Liability Derivatives December 31, 2014
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$418	Payables, Net Assets Consist of Net unrealized	$106
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$30	* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Total		$ 448		$106
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$—	Payables, Net Assets Consist of Net unrealized	$52	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$59	* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$785	* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$157	* Payables, Net Assets Consist of Net unrealized	$80
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$78	* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$38	* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$61	* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$72	* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2014

3. Operating Policies (Continued)
			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Balanced Account
Equity contracts	Net realized gain (loss) from Futures	$2	$(3)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Bond & Mortgage Securities Account
Credit contracts	Net realized gain (loss) from Swap	$(654)	$537
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Interest rate contracts	Net realized gain (loss) from Futures	$—	$30
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(654)	$567
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$640	$(164)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$648	$(203)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$5,305	$(70)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Net realized gain (loss) from Investment	$730	$57
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, and Options and
	swaptions
LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures	$16	$78
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$137	$(8)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$230	$(64)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$483	$(332)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Bond & Mortgage Securities Account. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the year ended December 31, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

4. Fair Value (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 2 to Level 1 as of December 31, 2014 due to the resumption of trading for previous thinly traded securities:

Diversified International Account	$1,547,470
International Emerging Markets Account	1,644,917

The following is a summary of the inputs used as of December 31, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds	$—	$10,836	$90	$10,926
Common Stocks*	32,257	—	—	32,257
Convertible Bonds	—	7	—	7
Investment Companies	866	—	—	866
Senior Floating Rate Interests	—	29	—	29
U.S. Government & Government Agency Obligations	—	8,137	—	8,137
Total investments in securities $	33,123	$19,009	$90	$52,222

Bond & Mortgage Securities Account
Bonds	$—	$215,388	$1,110	$216,498
Common Stocks*	—	—	—	—
Convertible Bonds	—	184	—	184
Investment Companies	12,397	—	—	12,397
Preferred Stocks
Communications	393	—	—	393
Financial	1,155	180	—	1,335
Senior Floating Rate Interests	—	13,082	—	13,082
U.S. Government & Government Agency Obligations	—	112,450	—	112,450
Total investments in securities $	13,945	$341,284	$1,110	$356,339
Assets
Credit Contracts
Credit Default Swaps	$—	$418	$—	$418
Interest Rate Contracts**
Futures	$30	$—	$—	$30
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(106)	$—	$(106)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Account
Bonds		$—	$594,328	$1,452	$595,780
Investment Companies		171,992	—	—	171,992
Municipal Bonds		—	14,946	—	14,946
U.S. Government & Government Agency Obligations		—	1,117,583	—	1,117,583
	Total investments in securities $	171,992	$1,726,857	$1,452	$1,900,301

Diversified Balanced Account
Investment Companies		$1,011,369	$—	$—	$1,011,369
	Total investments in securities $	1,011,369	$—	$—	$1,011,369

Diversified Balanced Managed Volatility Account
Investment Companies		$84,550	$—	$—	$84,550
	Total investments in securities $	84,550	$—	$—	$84,550

Diversified Growth Account
Investment Companies		$2,881,463	$—	$—	$2,881,463
	Total investments in securities $	2,881,463	$—	$—	$2,881,463

Diversified Growth Managed Volatility Account
Investment Companies		$151,712	$—	$—	$151,712
	Total investments in securities $	151,712	$—	$—	$151,712

Diversified Income Account
Investment Companies		$168,607	$—	$—	$168,607
	Total investments in securities $	168,607	$—	$—	$168,607

Diversified International Account
Common Stocks
Basic Materials		$1,619	$13,446	$—	$15,065
Communications		4,691	40,857	—	45,548
Consumer, Cyclical		13,622	43,848	—	57,470
Consumer, Non-cyclical		9,608	71,233	—	80,841
Energy		6,711	17,244	—	23,955
Financial		24,624	87,671	—	112,295
Industrial		9,445	43,525	—	52,970
Technology		—	24,402	—	24,402
Utilities		1,277	13,235	—	14,512
Investment Companies		826	—	—	826
Preferred Stocks		1,719	—	—	1,719
	Total investments in securities $	74,142	$355,461	$—	$429,603

Equity Income Account
Common Stocks*		$610,198	$—	$—	$610,198
Investment Companies		14,042	—	—	14,042
	Total investments in securities $	624,240	$—	$—	$624,240

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government & High Quality Bond Account
Bonds		$—	$96,689	$—	$96,689
Investment Companies		9,998	—	—	9,998
U.S. Government & Government Agency Obligations		—	211,726	—	211,726
	Total investments in securities $	9,998	$308,415	$—	$318,413

Income Account
Bonds		$—	$172,689	$2,076	$174,765
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,579	—	3,579
Investment Companies		10,265	—	—	10,265
Senior Floating Rate Interests		—	1,775	—	1,775
U.S. Government & Government Agency Obligations		—	85,956	—	85,956
	Total investments in securities $	10,265	$263,999	$2,076	$276,340

International Emerging Markets Account
Common Stocks
Basic Materials		$1,119	$2,382	$—	$3,501
Communications		2,341	12,136	—	14,477
Consumer, Cyclical		1,539	4,320	—	5,859
Consumer, Non-cyclical		4,481	5,562	—	10,043
Energy		1,473	3,475	—	4,948
Financial		5,599	25,664	—	31,263
Industrial		1,307	6,053	—	7,360
Technology		—	14,763	—	14,763
Utilities		—	5,204	—	5,204
Investment Companies		979	—	—	979
Preferred Stocks
Communications		330	44	—	374
Consumer, Non-cyclical		434	—	—	434
Energy		227	341	—	568
Financial		2,978	—	—	2,978
Utilities		213	—	—	213
	Total investments in securities $	23,020	$79,944	$—	$102,964

LargeCap Blend Account II
Common Stocks*		$140,433	$—	$—	$140,433
Investment Companies		6,081	—	—	6,081
	Total investments in securities $	146,514	$—	$—	$146,514
Liabilities
Equity Contracts**
Futures		$(52)	$—	$—	$(52)

LargeCap Growth Account
Common Stocks*		$121,077	$—	$—	$121,077
Investment Companies		2,760	—	—	2,760
	Total investments in securities $	123,837	$—	$—	$123,837

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I
Common Stocks*		$234,243	$—	$—	$234,243
Convertible Preferred Stocks
Communications		—	351	185	536
Investment Companies		4,911	—	—	4,911
Preferred Stocks
Communications		—	118	—	118
	Total investments in securities $	239,154	$469	$185	$239,808
Assets
Equity Contracts**
Futures		$59	$—	$—	$59

LargeCap S&P 500 Index Account
Common Stocks*		$1,821,747	$—	$—	$1,821,747
Investment Companies		43,872	—	—	43,872
	Total investments in securities $	1,865,619	$—	$—	$1,865,619
Assets
Equity Contracts**
Futures		$785	$—	$—	$785

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$87,521	$—	$—	$87,521
Investment Companies		9,203	—	—	9,203
U.S. Government & Government Agency Obligations		—	250	—	250
Purchased Options		126	—	—	126
	Total investments in securities $	96,850	$250	$—	$97,100
Assets
Equity Contracts**
Futures		$31	$—	$—	$31
Liabilities
Equity Contracts**
Options		$(80)	$—	$—	$(80)

LargeCap Value Account
Common Stocks*		$168,173	$—	$—	$168,173
Investment Companies		2,815	—	—	2,815
	Total investments in securities $	170,988	$—	$—	$170,988
Assets
Equity Contracts**
Futures		$78	$—	$—	$78

MidCap Account
Common Stocks*		$694,048	$—	$—	$694,048
Investment Companies		155	—	—	155
	Total investments in securities $	694,203	$—	$—	$694,203

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Money Market Account
Bonds		$—	$23,015	$—	$23,015
Certificate of Deposit		—	5,600	—	5,600
Commercial Paper		—	195,714	—	195,714
Investment Companies		18,780	—	—	18,780
Municipal Bonds		—	20,030	—	20,030
Repurchase Agreements		—	12,000	—	12,000
	Total investments in securities $	18,780	$256,359	$—	$275,139

Principal Capital Appreciation Account
Common Stocks*		$39,414	$—	$—	$39,414
Investment Companies		882	—	—	882
	Total investments in securities $	40,296	$—	$—	$40,296

Principal LifeTime 2010 Account
Investment Companies		$47,316	$—	$—	$47,316
	Total investments in securities $	47,316	$—	$—	$47,316

Principal LifeTime 2020 Account
Investment Companies		$211,479	$—	$—	$211,479
	Total investments in securities $	211,479	$—	$—	$211,479

Principal LifeTime 2030 Account
Investment Companies		$116,971	$—	$—	$116,971
	Total investments in securities $	116,971	$—	$—	$116,971

Principal LifeTime 2040 Account
Investment Companies		$42,308	$—	$—	$42,308
	Total investments in securities $	42,308	$—	$—	$42,308

Principal LifeTime 2050 Account
Investment Companies		$21,801	$—	$—	$21,801
	Total investments in securities $	21,801	$—	$—	$21,801

Principal LifeTime 2060 Account
Investment Companies		$828	$—	$—	$828
	Total investments in securities $	828	$—	$—	$828

Principal LifeTime Strategic Income Account
Investment Companies		$30,020	$—	$—	$30,020
	Total investments in securities $	30,020	$—	$—	$30,020

Real Estate Securities Account
Common Stocks*		$165,745	$—	$—	$165,745
Investment Companies		948	—	—	948
	Total investments in securities $	166,693	$—	$—	$166,693

SAM Balanced Portfolio
Investment Companies		$926,966	$—	$—	$926,966
	Total investments in securities $	926,966	$—	$—	$926,966

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Conservative Balanced Portfolio
Investment Companies		$223,402	$—	$—	$223,402
	Total investments in securities $	223,402	$—	$—	$223,402

SAM Conservative Growth Portfolio
Investment Companies		$301,305	$—	$—	$301,305
	Total investments in securities $	301,305	$—	$—	$301,305

SAM Flexible Income Portfolio
Investment Companies		$235,198	$—	$—	$235,198
	Total investments in securities $	235,198	$—	$—	$235,198

SAM Strategic Growth Portfolio
Investment Companies		$235,377	$—	$—	$235,377
	Total investments in securities $	235,377	$—	$—	$235,377

Short-Term Income Account
Bonds		$—	$249,279	$2,909	$252,188
Investment Companies		8,838	—	—	8,838
U.S. Government & Government Agency Obligations		—	4,570	—	4,570
	Total investments in securities $	8,838	$253,849	$2,909	$265,596

SmallCap Blend Account
Common Stocks
Basic Materials		$725	$—	$—	$725
Communications		4,297	—	—	4,297
Consumer, Cyclical		10,568	—	—	10,568
Consumer, Non-cyclical		15,150	5	—	15,155
Diversified		130	—	—	130
Energy		2,239	—	—	2,239
Financial		15,035	—	—	15,035
Industrial		6,372	—	—	6,372
Technology		7,503	—	—	7,503
Utilities		1,623	—	—	1,623
Investment Companies		1,760	—	—	1,760
	Total investments in securities $	65,402	$5	$—	$65,407
Assets
Equity Contracts**
Futures		$38	$—	$—	$38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Account II
Common Stocks
Basic Materials		$1,225	$—	$—	$1,225
Communications		3,289	1	—	3,290
Consumer, Cyclical		12,250	—	—	12,250
Consumer, Non-cyclical		17,376	1	—	17,377
Diversified		964	—	—	964
Energy		1,608	—	—	1,608
Financial		8,925	—	—	8,925
Industrial		7,361	—	—	7,361
Technology		9,964	—	—	9,964
Utilities		10	—	—	10
Investment Companies		9,490	—	—	9,490
	Total investments in securities $	72,462	$2	$—	$72,464
Assets
Equity Contracts**
Futures		$61	$—	$—	$61

SmallCap Value Account I
Common Stocks
Basic Materials		$2,978	$—	$—	$2,978
Communications		4,982	3	—	4,985
Consumer, Cyclical		12,247	—	—	12,247
Consumer, Non-cyclical		13,656	—	—	13,656
Diversified		42	—	—	42
Energy		3,998	—	—	3,998
Financial		38,255	—	—	38,255
Government		103	—	—	103
Industrial		10,911	—	—	10,911
Technology		6,374	—	—	6,374
Utilities		6,674	—	—	6,674
Investment Companies		6,745	—	—	6,745
	Total investments in securities $	106,965	$3	$—	$106,968
Assets
Equity Contracts**
Futures		$72	$—	$—	$72

*For additional detail regarding sector classifications, please see the Schedules of Investments
**Exchange cleared swaps and futures are valued at the unrealized appreciation (depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

4. Fair Value (Continued)

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
		at
	Asset	December		Unobservable
Account	Type	31, 2014	Valuation Technique	input	Input Value

Short-Term Income Account	Bonds	$700	Indicative Market Quotations	Broker Quote	$100.00
	Bonds	2,209	Third Party Vendor	Broker Quote	99.94 - 100.39
		$2,909

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums								Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers		Transfers		Value	Appreciation/(Depreciation)
	December	Gain/	in Unrealized		from	into Level		Out of		December	on Investments Held at
Account	31, 2013	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**		31, 2014	December 31, 2014
Short-Term Income Account
Bonds	$853	$ —	$4	$3,100	$(195)	$—		$(853	) $	2,909	$4
	$853	$ —	$4	$3,100	$(195)	$—		$(853	) $	2,909	$4

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services **Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Balanced Account	.60%	.55%	.50%	.45%	.40%
Bond & Mortgage Securities Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Blend Account	.85	.80	.75	.70	.65
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	.75	.70	.65	.60	.55
LargeCap Value Account	.60	.55	.50	.45	.40

	Net Assets of Account (in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		December 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts (in billions)
	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

		All Net Assets
Bond Market Index Account		.25%
Diversified Balanced Account		.05
Diversified Balanced Managed Volatility Account		.05
Diversified Growth Account		.05
Diversified Growth Managed Volatility Account		.05
Diversified Income Account		.05
LargeCap S&P 500 Index Account		.25
LargeCap S&P 500 Managed Volatility Index Account		.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2015. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
LargeCap Growth Account I	.016
SmallCap Growth Account II	.100
SmallCap Value Account I	.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2014 through December 31, 2014
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	.31%	April 30, 2015
Diversified Growth Managed Volatility Account	N/A	.31	April 30, 2015
LargeCap S&P 500 Managed Volatility Index Account	.49%	N/A	April 30, 2015
Principal LifeTime 2060 Account	.13	N/A	April 30, 2015
SmallCap Value Account I	.99	1.24	April 30, 2015

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At December 31, 2014, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2		Class 1	Class 2
Balanced Account	2,626	N/A	Principal Capital Appreciation Account	829	9
Bond & Mortgage Securities Account	20,682	N/A	Principal LifeTime 2010 Account	3,754	N/A
Bond Market Index Account	118	N/A	Principal LifeTime 2020 Account	15,357	N/A
Diversified Balanced Account	N/A	70,267	Principal LifeTime 2030 Account	9,475	N/A
Diversified Balanced Managed Volatility Account	N/A	7,771	Principal LifeTime 2040 Account	2,918	N/A
Diversified Growth Account	N/A	187,119	Principal LifeTime 2050 Account	1,538	N/A
Diversified Growth Managed Volatility Account	N/A	13,797	Principal LifeTime 2060 Account	68	N/A
Diversified Income Account	N/A	14,008	Principal LifeTime Strategic Income Account	2,607	N/A
Diversified International Account	20,704	2	Real Estate Securities Account	7,440	8
Equity Income Account	13,315	4	SAM Balanced Portfolio	46,024	39
Government & High Quality Bond Account	17,233	2	SAM Conservative Balanced Portfolio	15,996	44
International Emerging Markets Account	6,777	N/A	SAM Conservative Growth Portfolio	8,258	23
LargeCap Blend Account II	12,316	–	SAM Flexible Income Portfolio	15,378	32
LargeCap Growth Account	4,548	–	SAM Strategic Growth Portfolio	5,921	30
LargeCap Growth Account I	8,350	N/A	Short-Term Income Account	63,001	36
LargeCap S&P 500 Index Account	12,432	N/A	SmallCap Blend Account	4,625	N/A
LargeCap Value Account	5,050	N/A	SmallCap Growth Account II	2,927	–
MidCap Account	9,585	–	SmallCap Value Account I	5,142	1
Money Market Account	276,364	217

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

6. Investment Transactions

For the year ended December 31, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Balanced Account	$56,789	$60,358	LargeCap Value Account	$174,525	$189,392
Bond & Mortgage Securities Account	521,716	482,365	MidCap Account	140,938	186,674
Bond Market Index Account	1,865,292	1,620,745	Principal Capital Appreciation Account	3,261	5,638
Diversified Balanced Account	191,453	84,132	Principal LifeTime 2010 Account	20,122	21,271
Diversified Balanced Managed Volatility			Principal LifeTime 2020 Account	70,352	89,690
Account	86,130	3,253	Principal LifeTime 2030 Account	35,352	27,310
Diversified Growth Account	733,381	181,568	Principal LifeTime 2040 Account	14,066	8,407
Diversified Growth Managed Volatility			Principal LifeTime 2050 Account	6,372	6,653
Account	152,887	6,113	Principal LifeTime 2060 Account	1,085	297
Diversified Income Account	75,557	25,746	Principal LifeTime Strategic Income
Diversified International Account	298,077	347,274	Account	12,070	13,715
Equity Income Account	74,195	170,351	Real Estate Securities Account	23,738	23,126
Government & High Quality Bond Account	52,984	93,945	SAM Balanced Portfolio	159,769	269,641
Income Account	29,344	44,847	SAM Conservative Balanced Portfolio	48,064	56,038
International Emerging Markets Account	117,112	121,352	SAM Conservative Growth Portfolio	72,951	55,897
LargeCap Blend Account II	50,443	81,681	SAM Flexible Income Portfolio	44,082	46,127
LargeCap Growth Account	83,904	74,033	SAM Strategic Growth Portfolio	68,432	45,003
LargeCap Growth Account I	93,545	130,372	Short-Term Income Account	144,449	130,804
LargeCap S&P 500 Index Account	229,634	45,646	SmallCap Blend Account	41,927	44,155
LargeCap S&P 500 Managed Volatility			SmallCap Growth Account II	40,556	48,562
Index Account	87,052	11,146	SmallCap Value Account I	48,700	65,241

In addition Bond Market Index Account had $14,493,000 of covers on securities sold short and $14,245,000 of securities sold short. LargeCap Blend Account II had $14,000 of securities sold short.

For the year ended December 31, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Balanced Account	$4,798	$5,926	Government & High Quality Bond Account	$11,493	$37,030
Bond & Mortgage Securities Account	186,180	213,607	Income Account	16,348	24
Bond Market Index Account	1,461,337	1,281,037	Short-Term Income Account	4,973	4,013

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2014 and December 31, 2013 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain*
	2014	2013	2014	2013
Balanced Account	$877	$897	$—	$—
Bond & Mortgage Securities Account	9,821	11,127	—	—
Bond Market Index Account	16,426	7,269	—	—
Diversified Balanced Account	9,534	4,130	8,996	7,307
Diversified Balanced Managed Volatility Account	3	—	5	—
Diversified Growth Account	25,946	10,766	31,845	12,121
Diversified Growth Managed Volatility Account	16	—	28	—
Diversified Income Account	904	96	704	43
Diversified International Account	10,568	12,310	—	—
Equity Income Account	15,602	19,769	—	—
Government & High Quality Bond Account	12,602	15,657	—	—
Income Account	12,657	14,212	—	—
International Emerging Markets Account	1,021	2,273	—	—
LargeCap Blend Account II	1,887	2,277	—	—
LargeCap Growth Account	666	1,405	—	—
LargeCap Growth Account I	4,335	1,036	39,651	8,149
LargeCap S&P 500 Index Account	25,143	17,348	34,910	7,843
LargeCap S&P 500 Managed Volatility Index Account	2,074	16	1,842	—
LargeCap Value Account	3,512	4,450	23,015	—
MidCap Account	3,262	11,269	57,283	26,808
Principal Capital Appreciation Account	2,271	2,395	5,052	5,453
Principal LifeTime 2010 Account	1,067	1,130	—	—
Principal LifeTime 2020 Account	5,146	4,655	4,522	—
Principal LifeTime 2030 Account	2,808	1,935	17,044	503
Principal LifeTime 2040 Account	806	490	2,698	—
Principal LifeTime 2050 Account	471	296	1,847	—
Principal LifeTime 2060 Account	1	—	1	—
Principal LifeTime Strategic Income Account	766	886	—	—
Real Estate Securities Account	2,399	1,788	—	—
SAM Balanced Portfolio	29,328	23,899	130,737	11,232
SAM Conservative Balanced Portfolio	7,045	6,382	18,925	2,098
SAM Conservative Growth Portfolio	5,041	4,310	35,293	—
SAM Flexible Income Portfolio	9,416	8,245	12,090	2,963
SAM Strategic Growth Portfolio	4,097	2,369	35,588	—
Short-Term Income Account	4,274	4,959	—	—
SmallCap Blend Account	224	184	1,866	—
SmallCap Value Account I	817	1,180	11,560	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2014

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2014, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

		Undistributed		Net Unrealized	Other	Total
	Undistributed	Long-Term	Accumulated	Appreciation	Temporary	Accumulated
	Ordinary Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	Earnings (Deficit)
Balanced Account	$1,170	$2,911	$—	$5,280	$—	$9,361
Bond & Mortgage Securities Account	9,625	—	(33,799)	372	(1)	(23,803)
Bond Market Index Account	28,023	—	(4,301)	21,050	—	44,772
Diversified Balanced Account	11,101	10,841	—	153,449	—	175,391
Diversified Balanced Managed Volatility Account	1,015	883	—	962	—	2,860
Diversified Growth Account	32,642	38,509	—	435,236	—	506,387
Diversified Growth Managed Volatility Account	2,235	2,037	—	1,534	—	5,806
Diversified Income Account	1,503	1,228	—	11,495	—	14,226
Diversified International Account	7,418	—	(110,806)	56,076	—	(47,312)
Equity Income Account	15,921	—	(5,257)	245,356	—	256,020
Government & High Quality Bond Account	9,985	404	(22,657)	3,618	(69)	(8,719)
Income Account	11,813	—	(3,382)	14,389	(238)	22,582
International Emerging Markets Account	1,653	—	(17,974)	3,194	—	(13,127)
LargeCap Blend Account II	1,551	11,445	—	32,559	—	45,555
LargeCap Growth Account	172	—	(17,319)	26,684	—	9,537
LargeCap Growth Account I	3,091	34,615	—	63,589	(145)	101,150
LargeCap S&P 500 Index Account	31,940	21,456	—	534,516	—	587,912
LargeCap S&P 500 Managed Volatility Index
Account	236	330	—	5,695	(2,720)	3,541
LargeCap Value Account	8,191	12,300	—	22,663	—	43,154
MidCap Account	4,110	70,879	—	263,243	—	338,232
Money Market Account	—	—	(10)	—	—	(10)
Principal Capital Appreciation Account	492	2,910	—	22,080	—	25,482
Principal LifeTime 2010 Account	985	—	(1,010)	2,878	—	2,853
Principal LifeTime 2020 Account	6,408	8,203	—	11,155	—	25,766
Principal LifeTime 2030 Account	3,343	4,150	—	8,194	—	15,687
Principal LifeTime 2040 Account	1,186	1,575	—	2,077	—	4,838
Principal LifeTime 2050 Account	786	886	—	1,389	—	3,061
Principal LifeTime 2060 Account	23	31	—	7	—	61
Principal LifeTime Strategic Income Account	608	—	(836)	1,804	—	1,576
Real Estate Securities Account	2,494	4,828	—	54,690	—	62,012
SAM Balanced Portfolio	26,866	64,634	—	120,603	—	212,103
SAM Conservative Balanced Portfolio	7,192	10,037	—	19,834	—	37,063
SAM Conservative Growth Portfolio	6,857	19,168	—	35,098	—	61,123
SAM Flexible Income Portfolio	8,696	5,224	—	20,145	—	34,065
SAM Strategic Growth Portfolio	5,458	17,640	—	22,692	—	45,790
Short-Term Income Account	4,456	—	(16,745)	567	(48)	(11,770)
SmallCap Blend Account	474	6,648	—	14,675	—	21,797
SmallCap Growth Account II	—	—	(4,671)	14,806	—	10,135
SmallCap Value Account I	2,997	11,386	—	20,834	—	35,217

*Represents book-to-tax accounting differences.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2014, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:				No Expiration
	2016	2017	2018	Short-Term Long-Term			Total
Bond & Mortgage Securities Account	$10,512	$23,287	$—	$—	$	—$	33,799
Bond Market Index Account	—	—	—	2,115		2,186	4,301
Diversified International Account	11,343	99,463	—	—		—	110,806
Equity Income Account	—	5,257	—	—		—	5,257
Government & High Quality Bond Account	18,770	3,887	—	—		—	22,657
Income Account	—	1,798	1,584	—		—	3,382
International Emerging Markets Account	—	16,991	—	983		—	17,974
LargeCap Growth Account	—	17,319	—	—		—	17,319
Money Market Account	6	4	—	—		—	10
Principal LifeTime 2010 Account	—	—	1,010	—		—	1,010
Principal LifeTime Strategic Income Account	—	—	836	—		—	836
Short-Term Income Account	8,447	8,298	—	—		—	16,745
SmallCap Growth Account II	—	4,670	—	—		—	4,670

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

7. Federal Tax Information (Continued)

As of December 31, 2014, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Balanced Account	$1,064
Bond & Mortgage Securities Account	5,007
Bond Market Index Account	7,662
Diversified International Account	30,520
Equity Income Account	48,994
Government & High Quality Bond Account	756
Income Account	1,382
LargeCap Blend Account II	8,701
LargeCap Growth Account	9,406
Principal LifeTime 2010 Account	1,559
Principal LifeTime Strategic Income Account	727
Real Estate Securities Account	786
Short-Term Income Account	1,530
SmallCap Growth Account II	9,339

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2014, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2014, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Balanced Account	$22	$(22)	$—
Bond & Mortgage Securities Account	314	(314)	—
Bond Market Index Account	2,931	(2,931)	—
Diversified International Account	1,047	(1,047)	—
Equity Income Account	(2,048)	2,049	(1)
Government & High Quality Bond Account	1,198	(1,198)	—
Income Account	647	(647)	—
International Emerging Markets Account	100	(100)	—
LargeCap Blend Account II	(30)	30	—
LargeCap Growth Account I	76	(76)	—
LargeCap S&P 500 Managed Volatility Index Account	5	(5)	—
LargeCap Value Account	2	(2)	—
MidCap Account	1,600	(1,599)	(1)
Principal Capital Appreciation Account	—	(113)	113
SmallCap Blend Account	(3)	3	—
SmallCap Growth Account II	259	3	(262)
SmallCap Value Account I	57	(57)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At December 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

			Net Unrealized
	Unrealized	Unrealized	Appreciation	Cost for Federal
	Appreciation	(Depreciation)	(Depreciation)	Income Tax Purposes
Balanced Account	$6,027	$(747)	$5,280	$46,942
Bond & Mortgage Securities Account	5,321	(4,949)	372	355,967
Bond Market Index Account	26,419	(5,369)	21,050	1,879,251
Diversified Balanced Account	157,521	(4,072)	153,449	857,920
Diversified Balanced Managed Volatility Account	1,691	(729)	962	83,588
Diversified Growth Account	458,202	(22,966)	435,236	2,446,227
Diversified Growth Managed Volatility Account	3,398	(1,864)	1,534	150,178
Diversified Income Account	12,076	(581)	11,495	157,112
Diversified International Account	77,456	(21,194)	56,262	373,341
Equity Income Account	254,479	(9,123)	245,356	378,884
Government & High Quality Bond Account	7,999	(4,381)	3,618	314,795
Income Account	16,978	(2,589)	14,389	261,951
International Emerging Markets Account	10,330	(7,133)	3,197	99,767
LargeCap Blend Account II	34,459	(1,900)	32,559	113,955
LargeCap Growth Account	28,302	(1,618)	26,684	97,153
LargeCap Growth Account I	66,980	(3,391)	63,589	176,219
LargeCap S&P 500 Index Account	557,892	(23,376)	534,516	1,331,103
LargeCap S&P 500 Managed Volatility Index Account	7,733	(1,935)	5,798	91,302
LargeCap Value Account	24,320	(1,657)	22,663	148,325
MidCap Account	265,993	(2,750)	263,243	430,960
Money Market Account	—	—	—	275,139
Principal Capital Appreciation Account	22,213	(133)	22,080	18,216
Principal LifeTime 2010 Account	4,059	(1,181)	2,878	44,438
Principal LifeTime 2020 Account	18,197	(7,042)	11,155	200,324
Principal LifeTime 2030 Account	10,594	(2,400)	8,194	108,777
Principal LifeTime 2040 Account	3,284	(1,207)	2,077	40,231
Principal LifeTime 2050 Account	1,968	(579)	1,389	20,412
Principal LifeTime 2060 Account	28	(21)	7	821
Principal LifeTime Strategic Income Account	2,386	(582)	1,804	28,216
Real Estate Securities Account	54,925	(235)	54,690	112,003
SAM Balanced Portfolio	125,047	(4,444)	120,603	806,363
SAM Conservative Balanced Portfolio	20,937	(1,103)	19,834	203,568
SAM Conservative Growth Portfolio	37,410	(2,312)	35,098	266,207
SAM Flexible Income Portfolio	21,216	(1,071)	20,145	215,053
SAM Strategic Growth Portfolio	25,735	(3,043)	22,692	212,685
Short-Term Income Account	2,196	(1,629)	567	265,029
SmallCap Blend Account	16,823	(2,148)	14,675	50,732
SmallCap Growth Account II	17,081	(2,275)	14,806	57,658
SmallCap Value Account I	25,049	(4,215)	20,834	86,134

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. Other than matters noted below, there were no other items requiring adjustment of the financial statements or additional disclosure.

Effective April 2015, Principal Capital Appreciation Account will acquire all the assets of LargeCap Blend Account II subject to the liabilities of such Account, in exchange for a number of shares equal to the pro rata net assets of Principal Capital Appreciation Account. Also in April 2015, SmallCap Blend Account will acquire all the assets of SmallCap Value Account I and SmallCap Growth Account II subject to the liabilities of such Accounts, in exchange for a number of shares equal to the pro rata net assets of SmallCap Blend Account.

Schedule of Investments
Balanced Account
December 31, 2014

COMMON STOCKS - 63.76%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.06%			Biotechnology (continued)
WPP PLC ADR	296	$31	Ardelyx Inc (a)	453	$9
			Avalanche Biotechnologies Inc (a)	228	12
			Bellicum Pharmaceuticals Inc (a)	440	10
Aerospace & Defense - 3.00%			BIND Therapeutics Inc (a)	1,140	6
Astronics Corp (a)	730	40
			Charles River Laboratories International Inc	634	40
General Dynamics Corp	2,737	377	(a)
L-3 Communications Holdings Inc	1,800	227	CSL Ltd ADR	1,053	37
Lockheed Martin Corp	1,732	334	Epizyme Inc (a)	410	8
Raytheon Co	1,407	152	Exact Sciences Corp (a)	665	18
United Technologies Corp	3,392	390	Genocea Biosciences Inc (a)	1,065	7
		$1,520	Gilead Sciences Inc (a)	5,066	478
Agriculture - 1.95%			Intercept Pharmaceuticals Inc (a)	40	6
Archer-Daniels-Midland Co	7,915	411	Puma Biotechnology Inc (a)	30	6
British American Tobacco PLC ADR	611	66	Sunesis Pharmaceuticals Inc (a)	1,765	4
Japan Tobacco Inc	1,679	46	Versartis Inc (a)	291	7
Philip Morris International Inc	5,668	462			$1,204
		$985	Chemicals - 0.36%
Airlines - 1.11%			Dow Chemical Co/The	1,190	54
Delta Air Lines Inc	5,148	253	Eastman Chemical Co	490	37
Southwest Airlines Co	7,295	309	LyondellBasell Industries NV	1,115	89
		$562			$180

Apparel - 0.33%			Commercial Services - 1.01%
G-III Apparel Group Ltd (a)	590	59	ABM Industries Inc	2,420	69
Hanesbrands Inc	947	106	Aramark	1,015	32
		$165	Cielo SA ADR	611	10
			DeVry Education Group Inc	1,090	52
Automobile Manufacturers - 0.15%			Huron Consulting Group Inc (a)	920	63
Fuji Heavy Industries Ltd ADR	363	26	James River Group Holdings Ltd (a)	1,940	44
Toyota Motor Corp ADR	414	52	Korn/Ferry International (a)	2,200	63
		$78	Live Nation Entertainment Inc (a)	2,290	60
			ManpowerGroup Inc	344	23
Automobile Parts & Equipment - 0.91%			RPX Corp (a)	2,319	32
Bridgestone Corp ADR	1,169	20	Team Health Holdings Inc (a)	1,120	64
Delphi Automotive PLC	1,064	77
Lear Corp	3,273	321			$512
Tower International Inc (a)	1,670	43	Computers - 5.10%
		$461	Amdocs Ltd	969	45
			Apple Inc	13,369	1,476
Banks - 6.21%			Barracuda Networks Inc (a)	1,010	36
Bank of America Corp	20,812	372
Bank of Montreal	392	28	DST Systems Inc	889	84
Capital One Financial Corp	355	29	Hewlett-Packard Co	6,079	244
DBS Group Holdings Ltd ADR	193	12	International Business Machines Corp	1	—
Fifth Third Bancorp	1,487	30	Lexmark International Inc	554	23
			Manhattan Associates Inc (a)	1,340	54
Goldman Sachs Group Inc/The	2,463	477

Hanmi Financial Corp	1,407	31	NetApp Inc	2,244	93
Huntington Bancshares Inc/OH	4,188	44	NetScout Systems Inc (a)	1,170	43
ICICI Bank Ltd ADR	2,955	34	Western Digital Corp	4,374	484
JP Morgan Chase & Co	4,549	285			$2,582
KeyCorp	16,341	227	Cosmetics & Personal Care - 0.00%
Mitsubishi UFJ Financial Group Inc ADR	3,357	19	Procter & Gamble Co/The	19	2
Nordea Bank AB ADR	1,472	17
PNC Financial Services Group Inc/The	869	79
PrivateBancorp Inc	2,040	68	Diversified Financial Services - 1.80%
Regions Financial Corp	4,398	47	BlackRock Inc	728	260
			Cowen Group Inc (a)	11,540	56
Royal Bank of Canada	368	25
Sumitomo Mitsui Financial Group Inc ADR	3,500	26	Discover Financial Services	7,388	484
Svenska Handelsbanken AB ADR	830	20	Lazard Ltd	519	26
			LendingClub Corp (a)	209	5
Swedbank AB ADR	1,251	31
Toronto-Dominion Bank/The	716	34	ORIX Corp ADR	564	35
US Bancorp/MN	4,611	207	Waddell & Reed Financial Inc	863	43
Wells Fargo & Co	17,005	932			$909
Wintrust Financial Corp	1,470	69	Electric - 1.52%
		$3,143	Avista Corp	1,381	49
Beverages - 0.41%			Edison International	457	30
Ambev SA ADR	4,412	28	Entergy Corp	2,910	254
Anheuser-Busch InBev NV ADR	271	30	Exelon Corp	7,223	268
Dr Pepper Snapple Group Inc	571	41	PPL Corp	2,064	75
PepsiCo Inc	1,150	109	Public Service Enterprise Group Inc	2,269	94
		$208			$770

Biotechnology - 2.38%			Electronics - 0.81%
Amgen Inc	3,489	556	Honeywell International Inc	3,912	391

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held )	Value (000's	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electronics (continued)			Machinery - Construction & Mining - 0.10%
Hoya Corp ADR	565	$19	Hitachi Ltd ADR	361	$27
		$410	Mitsubishi Electric Corp ADR	930	22

Energy - Alternate Sources - 0.09%					$49
Pattern Energy Group Inc	1,860	46	Media - 2.71%
			Comcast Corp - Class A	11,429	663
			Gannett Co Inc	5,804	185
Engineering & Construction - 0.54%			ITV PLC ADR	778	26
AECOM Technology Corp (a)	4,250	129	Starz (a)	4,026	120
EMCOR Group Inc	1,680	75
Tutor Perini Corp (a)	1,100	26	Time Warner Cable Inc	403	61
Vinci SA ADR	3,363	46	Time Warner Inc	3,701	316
		$276			$1,371
			Metal Fabrication & Hardware - 0.06%
Entertainment - 0.23%			Mueller Water Products Inc - Class A	3,070	31
Marriott Vacations Worldwide Corp	1,240	93
OPAP SA ADR	4,368	23
		$116	Mining - 0.03%
			BHP Billiton PLC ADR	258	11
Food - 2.08%			US Silica Holdings Inc	100	3
Aryzta AG ADR(a)	443	17
Kellogg Co	842	55			$14
Kroger Co/The	9,757	627	Miscellaneous Manufacturing - 0.88%
Nestle SA ADR	662	48	Blount International Inc	2,360	42
Tyson Foods Inc	7,587	304	Danaher Corp	3,760	322
		$1,051	FUJIFILM Holdings Corp ADR	795	24
			General Electric Co	194	5
Healthcare - Products - 0.23%			SPX Corp	600	52
K2M Group Holdings Inc (a)	1,600	34
OraSure Technologies Inc (a)	1,600	16			$445
St Jude Medical Inc	829	54	Office & Business Equipment - 0.46%
STAAR Surgical Co (a)	1,230	11	Seiko Epson Corp ADR	409	9
		$115	Xerox Corp	16,118	223

Healthcare - Services - 2.04%					$232
Acadia Healthcare Co Inc (a)	950	58	Oil & Gas - 3.98%
Aetna Inc	2,898	258	Canadian Natural Resources Ltd	1,033	32
Anthem Inc	3,174	399	Carrizo Oil & Gas Inc (a)	830	34
Centene Corp (a)	470	49	Chevron Corp	382	43
HCA Holdings Inc (a)	2,784	204	Cimarex Energy Co	722	76
HealthSouth Corp	1,349	52	ConocoPhillips	7,249	501
ICON PLC (a)	222	11	EOG Resources Inc	2,952	272
		$1,031	Exxon Mobil Corp	3,220	298
			Hess Corp	3,892	287
Insurance - 1.26%			Murphy USA Inc (a)	1,072	74
Allianz SE ADR	1,063	18	Nabors Industries Ltd	1,610	21
American International Group Inc	2,448	137	Royal Dutch Shell PLC ADR	378	25
Aspen Insurance Holdings Ltd	1,630	71	RSP Permian Inc (a)	460	12
Berkshire Hathaway Inc - Class B (a)	581	87	Sanchez Energy Corp (a)	1,300	12
Hannover Rueck SE ADR	594	27	SM Energy Co	482	19
Horace Mann Educators Corp	1,670	55	Suncor Energy Inc	1,017	32
Lincoln National Corp	1,056	61	Tesoro Corp	925	69
PartnerRe Ltd	667	76	Valero Energy Corp	3,918	194
Prudential Financial Inc	543	49	Whiting Petroleum Corp (a)	470	15
Prudential PLC ADR	193	9			$2,016
Sampo Oyj ADR	1,361	32
Sanlam Ltd ADR	1,230	15	Packaging & Containers - 0.17%
		$637	Packaging Corp of America	916	72
			Rock-Tenn Co	200	12
Internet - 1.61%					$84
CDW Corp/DE	1,850	65
Google Inc - A Shares (a)	732	388	Pharmaceuticals - 5.61%
Google Inc - C Shares (a)	662	349	AbbVie Inc	6,158	403
Tencent Holdings Ltd ADR	985	14	Array BioPharma Inc (a)	2,550	12
		$816	Bayer AG ADR	230	31
			Cardinal Health Inc	6,147	496
Iron & Steel - 0.13%			FibroGen Inc (a)	520	14
United States Steel Corp	1,164	31	Herbalife Ltd	741	28
Worthington Industries Inc	1,197	36	Johnson & Johnson	850	89
		$67	McKesson Corp	2,750	571
			Mylan Inc/PA (a)	2,761	156
Lodging - 0.41%
Hyatt Hotels Corp (a)	1,860	112	Nektar Therapeutics (a)	830	13
Marriott International Inc/DE	848	66	Novartis AG ADR	453	42
Wyndham Worldwide Corp	361	31	Novo Nordisk A/S ADR	1,185	50
		$209	Pfizer Inc	22,270	694
			PRA Health Sciences Inc (a)	1,150	28
			Prestige Brands Holdings Inc (a)	1,670	58
accompanying notes.			120

See

Schedule of Investments
Balanced Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pharmaceuticals (continued)			Telecommunications (continued)
ProQR Therapeutics NV (a)	430	$9	Hellenic Telecommunications Organization	2,950	$16
Proteon Therapeutics Inc (a)	720	7	SA ADR(a)
Revance Therapeutics Inc (a)	350	6	KDDI Corp ADR	3,201	51
Roche Holding AG ADR	1,526	52	Nippon Telegraph & Telephone Corp ADR	1,797	46
Shire PLC ADR	182	39	Plantronics Inc	1,230	65
Teva Pharmaceutical Industries Ltd ADR	474	27	RF Micro Devices Inc (a)	3,010	50
Zafgen Inc (a)	440	14	SoftBank Corp ADR	1,616	48
		$2,839	Verizon Communications Inc	5,578	261

Real Estate - 0.15%					$646
Brookfield Asset Management Inc	1,471	74	Transportation - 0.38%
			Canadian National Railway Co	972	67
			Canadian Pacific Railway Ltd	228	44
REITS - 2.02%			Navigator Holdings Ltd (a)	1,100	23
Colony Financial Inc	1,960	47
Duke Realty Corp	11,787	238	Norfolk Southern Corp	545	60
Education Realty Trust Inc	2,276	83			$194
Extra Space Storage Inc	3,656	214	TOTAL COMMON STOCKS		$32,257
General Growth Properties Inc	3,026	85	INVESTMENT COMPANIES - 1.71%	Shares Held	Value (000	's)
Host Hotels & Resorts Inc	8,574	204	Publicly Traded Investment Fund - 1.71%
Kilroy Realty Corp	260	18	BlackRock Liquidity Funds FedFund Portfolio	866,496	866
Simon Property Group Inc	244	45
Strategic Hotels & Resorts Inc (a)	5,320	70	TOTAL INVESTMENT COMPANIES		$866
UDR Inc	561	17		Principal
		$1,021	BONDS- 21.60%	Amount (000's)	Value (000	's)

Retail - 4.06%			Aerospace & Defense - 0.05%
Big Lots Inc	620	25	Air 2 US
Brinker International Inc	948	56	8.03%, 10/01/2020(c),(d)	$21	$23
CVS Health Corp	2,921	281
Foot Locker Inc	4,198	236
Freshpet Inc (a)	1,150	20	Agriculture - 0.23%
Home Depot Inc/The	4,756	499	Altria Group Inc
Kohl's Corp	1,019	62	2.63%, 01/14/2020	25	25
Lowe's Cos Inc	2,154	148	5.38%, 01/31/2044	15	17
Macy's Inc	5,574	366	Philip Morris International Inc
Office Depot Inc (a)	9,821	84	4.38%, 11/15/2041	10	11
Red Robin Gourmet Burgers Inc (a)	657	51	6.38%, 05/16/2038	25	32
Rite Aid Corp (a)	9,380	71	Pinnacle Operating Corp
Wal-Mart Stores Inc	1,193	102	9.00%, 11/15/2020(d)	10	10
Wendy's Co/The	5,680	51	Reynolds American Inc
		$2,052	3.25%, 11/01/2022	5	5
			4.85%, 09/15/2023	15	16
Semiconductors - 2.08%					$116
ARM Holdings PLC ADR	440	20
Broadcom Corp	5,148	223	Airlines - 0.12%
Entegris Inc (a)	3,090	41	American Airlines 2014-1 Class A Pass
Intel Corp	16,081	584	Through Trust
Micron Technology Inc (a)	5,197	182	3.70%, 10/01/2026(c)	10	10
Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—	United Airlines 2014-1 Class A Pass Through Trust

		$1,050	4.00%, 04/11/2026(c)	15	15
Software - 4.06%			United Airlines 2014-1 Class B Pass Through
2U Inc (a)	1,790	35	Trust
Activision Blizzard Inc	1,758	35	4.75%, 04/11/2022(c)	10	10
Acxiom Corp (a)	1,650	34	United Airlines 2014-2 Class A Pass Through
Amber Road Inc (a)	2,082	21	Trust
Aspen Technology Inc (a)	1,360	48	3.75%, 09/03/2026(c)	15	15
Broadridge Financial Solutions Inc	1,689	78	US Airways 2001-1G Pass Through Trust
Electronic Arts Inc (a)	5,834	274	7.08%, 09/20/2022(c)	2	2
Fiserv Inc (a)	1,003	71	US Airways 2013-1 Class A Pass Through
Hortonworks Inc (a)	505	14	Trust
Mavenir Systems Inc (a)	1,160	16	3.95%, 11/15/2025(c)	10	10
Microsoft Corp	20,264	941			$62
MobileIron Inc (a)	1,990	20
New Relic Inc (a)	230	8	Automobile Asset Backed Securities - 1.42%
Oracle Corp	9,146	411	Ally Auto Receivables Trust 2014-SN1
VMware Inc (a)	321	27	0.52%, 10/20/2016(e)	119	119
Workiva Inc (a)	1,520	20	AmeriCredit Automobile Receivables Trust

		$2,053	2014-2 0.44%, 10/10/2017(e)	40	40
Telecommunications - 1.28%			Capital Auto Receivables Asset Trust 2014-2
ARRIS Group Inc (a)	2,230	67	1.26%, 05/21/2018(e)	75	75
AT&T Inc	668	22	CarMax Auto Owner Trust 2014-3
BT Group PLC ADR	314	20	0.55%, 08/15/2017	50	50

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)

Automobile Asset Backed Securities (continued)			Banks (continued)
Chesapeake Funding LLC			Goldman Sachs Group Inc/The	(continued)
1.41%, 04/07/2024(d),(e)	$110	$110	6.75%, 10/01/2037		$50	$63
Santander Drive Auto Receivables Trust 2014-			Intesa Sanpaolo SpA
2			5.02%, 06/26/2024(d)		215	209
0.80%, 04/16/2018(e)	50	50	JP Morgan Chase & Co
Volkswagen Auto Lease Trust 2014-A			1.63%, 05/15/2018		35	35
0.52%, 10/20/2016(e)	75	75	4.40%, 07/22/2020		120	130
Volkswagen Auto Loan Enhanced Trust 2013-			5.00%, 12/29/2049(e)		45	44
2			Morgan Stanley
0.67%, 07/20/2016	125	125	0.97%, 07/23/2019(e)		20	20
World Omni Auto Receivables Trust 2014-A			1.75%, 02/25/2016		15	15
0.94%, 04/15/2019(e)	75	75	2.38%, 07/23/2019		45	45
		$719	3.70%, 10/23/2024		50	51
			4.10%, 05/22/2023		20	20
Automobile Floor Plan Asset Backed Securities - 0.43%			4.35%, 09/08/2026		20	20
Nissan Master Owner Trust Receivables			5.00%, 11/24/2025		30	32
0.63%, 05/15/2017(e)	40	40	5.45%, 07/29/2049(e)		50	50
World Omni Master Owner Trust			RBS Capital Trust III
0.51%, 02/15/2018(d),(e)	175	175
			5.51%, 09/29/2049		5	5
		$215	Royal Bank of Scotland Group PLC
Automobile Manufacturers - 0.55%			5.13%, 05/28/2024		5	5
Ford Motor Co			6.13%, 12/15/2022		5	5

4.75%, 01/15/2043	15	16	Wells Fargo & Co (e)
7.40%, 11/01/2046	15	22	5.90%, 12/29/2049		20	20
General Motors Co						$1,230
3.50%, 10/02/2018	55	56	Beverages - 0.23%
5.00%, 04/01/2035	15	16	Anheuser-Busch Cos LLC
5.20%, 04/01/2045	10	10	5.60%, 03/01/2017		25	27
6.25%, 10/02/2043	5	6	Anheuser-Busch InBev Worldwide Inc
Hyundai Capital America			2.50%, 07/15/2022		30	29
2.55%, 02/06/2019(d)	50	50
			7.75%, 01/15/2019		5	6
Navistar International Corp			Constellation Brands Inc
8.25%, 11/01/2021	5	5	3.75%, 05/01/2021		20	20
Nissan Motor Acceptance Corp			4.25%, 05/01/2023		5	5
0.78%, 03/03/2017(d),(e)	30	30
			Corp Lindley SA
Toyota Motor Credit Corp			6.75%, 11/23/2021(d)		15	16
0.62%, 01/17/2019(e)	25	25
			6.75%, 11/23/2021		10	11
2.00%, 10/24/2018	15	15				$114
2.10%, 01/17/2019	25	25
		$276	Biotechnology - 0.27%
			Amgen Inc
Automobile Parts & Equipment - 0.05%			5.15%, 11/15/2041		5	6
Dana Holding Corp			Celgene Corp
5.50%, 12/15/2024	5	5	1.90%, 08/15/2017		20	20
6.00%, 09/15/2023	5	5	3.25%, 08/15/2022		10	10
Lear Corp			4.00%, 08/15/2023		10	10
5.25%, 01/15/2025	15	15	4.63%, 05/15/2044		20	21
		$25	5.25%, 08/15/2043		5	6
Banks- 2.43%			Genzyme Corp
Associated Banc-Corp			5.00%, 06/15/2020		15	17
2.75%, 11/15/2019	10	10	Gilead Sciences Inc
4.25%, 01/15/2025	35	35	3.05%, 12/01/2016		10	10
5.13%, 03/28/2016	65	68	3.50%, 02/01/2025		5	5
Bank of America Corp			4.50%, 02/01/2045		15	16
4.00%, 04/01/2024	50	52	4.80%, 04/01/2044		15	17
4.10%, 07/24/2023	10	11				$138
4.20%, 08/26/2024	50	51	Building Materials - 0.35%
4.25%, 10/22/2026	10	10	Ainsworth Lumber Co Ltd
6.25%, 09/29/2049(e)	20	20	7.50%, 12/15/2017(d)		10	10
BPCE SA			CRH America Inc
1.61%, 07/25/2017	10	10	6.00%, 09/30/2016		15	16
CIT Group Inc			8.13%, 07/15/2018		45	54
3.88%, 02/19/2019	10	10	Martin Marietta Materials Inc
Citigroup Inc			1.36%, 06/30/2017(e)		65	66
5.80%, 11/29/2049(e)	35	35
			4.25%, 07/02/2024		15	15
City National Corp/CA			Norbord Inc
5.25%, 09/15/2020	35	39	5.38%, 12/01/2020(d)		5	5
Goldman Sachs Group Inc/The			Owens Corning
2.55%, 10/23/2019	20	20	4.20%, 12/01/2024		10	10
3.85%, 07/08/2024	55	56				$176
5.38%, 03/15/2020	15	17
6.00%, 06/15/2020	15	17

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Chemicals - 0.23%			Diversified Financial Services (continued)
Albemarle Corp			General Electric Capital Corp
3.00%, 12/01/2019	$20	$20	5.25%, 06/29/2049(e)	$20	$20
CF Industries Inc			5.30%, 02/11/2021	95	109
5.15%, 03/15/2034	10	10	General Motors Financial Co Inc
Dow Chemical Co/The			2.75%, 05/15/2016	5	5
4.38%, 11/15/2042	5	5	3.25%, 05/15/2018	10	10
Eagle Spinco Inc			Icahn Enterprises LP / Icahn Enterprises
4.63%, 02/15/2021	10	10	Finance Corp
Eastman Chemical Co			6.00%, 08/01/2020	5	5
4.65%, 10/15/2044	10	10	International Lease Finance Corp
LYB International Finance BV			6.25%, 05/15/2019	5	5
4.88%, 03/15/2044	10	10	8.62%, 09/15/2015(e)	5	5
Monsanto Co			National Rural Utilities Cooperative Finance
4.20%, 07/15/2034	20	21	Corp
Mosaic Co/The			4.75%, 04/30/2043(e)	10	10
5.45%, 11/15/2033	5	6	OneMain Financial Holdings Inc
NOVA Chemicals Corp			7.25%, 12/15/2021(d)	5	5
5.00%, 05/01/2025(d)	5	5	Springleaf Finance Corp
5.25%, 08/01/2023(d)	10	10	5.25%, 12/15/2019	10	10
Taminco Global Chemical Corp					$295
9.75%, 03/31/2020(d)	10	11
		$118	Electric - 0.75%
			Alabama Power Co
Commercial Services - 0.05%			3.85%, 12/01/2042	10	10
ERAC USA Finance LLC			4.15%, 08/15/2044	10	11
2.75%, 03/15/2017(d)	10	10	CMS Energy Corp
3.85%, 11/15/2024(d)	10	10	4.70%, 03/31/2043	5	5
Moody's Corp			Commonwealth Edison Co
5.25%, 07/15/2044	5	6	3.80%, 10/01/2042	5	5
		$26	4.60%, 08/15/2043	10	11
			Consolidated Edison Co of New York Inc
Computers - 0.35%			4.63%, 12/01/2054	10	11
Apple Inc			DTE Electric Co
0.48%, 05/03/2018(e)	50	50
0.53%, 05/06/2019(e)	10	10	3.38%, 03/01/2025	20	21
			DTE Energy Co
Hewlett-Packard Co			6.38%, 04/15/2033	15	19
3.00%, 09/15/2016	5	5	Duke Energy Carolinas LLC
4.30%, 06/01/2021	5	5	4.00%, 09/30/2042	10	10
NCR Corp			Dynegy Finance I Inc / Dynegy Finance II
4.63%, 02/15/2021	10	10	Inc
5.88%, 12/15/2021	5	5	7.38%, 11/01/2022(d)	10	10
Seagate HDD Cayman			7.63%, 11/01/2024(d)	5	5
4.75%, 06/01/2023	15	15	Edison International
4.75%, 01/01/2025(d)	25	26
5.75%, 12/01/2034(d)	15	16	3.75%, 09/15/2017	10	11
			Electricite de France SA
Xerox Business Services LLC			2.15%, 01/22/2019(d)	5	5
5.20%, 06/01/2015	35	36	Elwood Energy LLC
		$178	8.16%, 07/05/2026	17	18
Credit Card Asset Backed Securities - 0.69%			Energy Future Intermediate Holding Co LLC /
BA Credit Card Trust			EFIH Finance Inc
0.43%, 09/16/2019(e)	75	75	0.00%, 03/01/2022(a),(d),(e)	5	6
0.45%, 01/15/2020(e)	75	75	FirstEnergy Corp
Barclays Dryrock Issuance Trust			7.38%, 11/15/2031	15	18
0.50%, 03/16/2020(e)	100	100	Florida Power & Light Co
Citibank Credit Card Issuance Trust			4.05%, 06/01/2042	15	16
0.37%, 08/24/2018(e)	100	100	4.13%, 02/01/2042	5	5
		$350	Northern States Power Co/MN
			3.40%, 08/15/2042	5	5
Diversified Financial Services - 0.58%			NRG Energy Inc
Air Lease Corp			6.25%, 05/01/2024(d)	5	5
2.13%, 01/15/2018	35	34	8.25%, 09/01/2020	10	11
Aircastle Ltd			Oncor Electric Delivery Co LLC
4.63%, 12/15/2018	5	5	2.15%, 06/01/2019(d)	25	25
5.13%, 03/15/2021	10	10	5.25%, 09/30/2040	5	6
7.63%, 04/15/2020	5	6	Pacific Gas & Electric Co
American Express Credit Corp			4.45%, 04/15/2042	5	5
1.55%, 09/22/2017	20	20	PacifiCorp
Credit Acceptance Corp			3.85%, 06/15/2021	10	11
6.13%, 02/15/2021(d)	15	15	PPL Electric Utilities Corp
Denali Borrower LLC / Denali Finance Corp			3.00%, 09/15/2021	5	5
5.63%, 10/15/2020(d)	15	16	4.75%, 07/15/2043	5	6
E*TRADE Financial Corp			PPL WEM Holdings Ltd
5.38%, 11/15/2022	5	5	3.90%, 05/01/2016(d)	15	15

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)				Forest Products & Paper - 0.17%
PPL WEM Holdings Ltd	(continued)			Cascades Inc
5.38%, 05/01/2021(d)		$5	$6	5.50%, 07/15/2022(d)	$5	$5
Public Service Co of Colorado				Domtar Corp
4.30%, 03/15/2044		5	5	6.25%, 09/01/2042	20	21
Public Service Electric & Gas Co				6.75%, 02/15/2044	5	6
2.30%, 09/15/2018		20	20	Georgia-Pacific LLC
Puget Energy Inc				2.54%, 11/15/2019(d)	20	20
5.63%, 07/15/2022		5	6	5.40%, 11/01/2020(d)	10	11
6.00%, 09/01/2021		15	18	International Paper Co
San Diego Gas & Electric Co				4.80%, 06/15/2044	5	5
4.30%, 04/01/2042		5	5	Mercer International Inc
Southern California Edison Co				7.75%, 12/01/2022(d)	5	5
4.05%, 03/15/2042		15	16	Resolute Forest Products Inc
Virginia Electric & Power Co				5.88%, 05/15/2023	5	5
4.00%, 01/15/2043		5	5	Sappi Papier Holding GmbH
4.65%, 08/15/2043		5	6	7.50%, 06/15/2032(d)	5	5
			$378	Tembec Industries Inc
				9.00%, 12/15/2019(d)	5	5
Electronics - 0.08%						$88
Keysight Technologies Inc
3.30%, 10/30/2019(d)		20	20	Healthcare - Products - 0.37%
4.55%, 10/30/2024(d)		10	10	Becton Dickinson and Co
Viasystems Inc				2.68%, 12/15/2019	15	15
7.88%, 05/01/2019(d)		10	10	3.73%, 12/15/2024	15	16
			$40	Kinetic Concepts Inc / KCI USA Inc
				10.50%, 11/01/2018	10	11
Engineering & Construction - 0.05%				Medtronic Inc
SBA Tower Trust				2.50%, 03/15/2020(d)	20	20
2.90%, 10/15/2044(d)		25	25	3.15%, 03/15/2022(d)	30	30
				3.50%, 03/15/2025(d)	15	15
Entertainment - 0.12%				4.38%, 03/15/2035(d)	40	42
CCM Merger Inc				4.63%, 03/15/2045(d)	25	27
9.13%, 05/01/2019(d)		20	21	Universal Hospital Services Inc
Cinemark USA Inc				7.63%, 08/15/2020	10	9
4.88%, 06/01/2023		5	5			$185
DreamWorks Animation SKG Inc
6.88%, 08/15/2020(d)		10	10	Healthcare - Services - 0.48%
Peninsula Gaming LLC / Peninsula Gaming Corp				Centene Corp
				4.75%, 05/15/2022	60	60
8.38%, 02/15/2018(d)		5	5	5.75%, 06/01/2017	24	26
				Fresenius Medical Care US Finance II Inc
Regal Entertainment Group				5.88%, 01/31/2022(d)	5	5
5.75%, 03/15/2022		5	5	HCA Inc
WMG Acquisition Corp
6.00%, 01/15/2021(d)		13	13	4.75%, 05/01/2023	5	5
				5.25%, 04/15/2025	20	21
			$59	5.88%, 03/15/2022	5	6
Environmental Control - 0.05%				LifePoint Hospitals Inc
Republic Services Inc				5.50%, 12/01/2021	5	5
3.80%, 05/15/2018		25	26	MPH Acquisition Holdings LLC
				6.63%, 04/01/2022(d)	10	10
				Ventas Realty LP
Food- 0.22%				1.25%, 04/17/2017	25	25
Ingles Markets Inc				1.55%, 09/26/2016	15	15
5.75%, 06/15/2023		5	5	WellCare Health Plans Inc
Kraft Foods Group Inc				5.75%, 11/15/2020	65	67
6.50%, 02/09/2040		10	13			$245
Kroger Co/The
5.00%, 04/15/2042		10	11	Holding Companies - Diversified - 0.01%
Mondelez International Inc				Nielsen Co Luxembourg SARL/The
6.50%, 11/01/2031		5	7	5.50%, 10/01/2021(d)	5	5
Smithfield Foods Inc
5.88%, 08/01/2021(d)		5	5
Sysco Corp				Home Builders - 0.10%
2.35%, 10/02/2019		5	5	Beazer Homes USA Inc
				6.63%, 04/15/2018	15	15
3.00%, 10/02/2021		25	25	Lennar Corp
Tyson Foods Inc				4.13%, 12/01/2018
4.88%, 08/15/2034		5	5	4.75%, 11/15/2022 (e)	15 5	15 5
Wm Wrigley Jr Co
2.40%, 10/21/2018(d)		10	10	WCI Communities Inc
3.38%, 10/21/2020(d)		25	26	6.88%, 08/15/2021	10	10
				Woodside Homes Co LLC / Woodside Homes
			$112	Finance Inc
				6.75%, 12/15/2021(d)	5	5
						$50

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Home Equity Asset Backed Securities - 0.04%			Media- 1.02%
Specialty Underwriting & Residential Finance			21st Century Fox America Inc
Trust Series 2004-BC1			4.75%, 09/15/2044(d)	$5	$6
0.93%, 02/25/2035(e)	$21	$20	5.40%, 10/01/2043	10	12
			6.15%, 02/15/2041	15	19
			Cablevision Systems Corp
Insurance - 1.17%			8.00%, 04/15/2020	10	11
American International Group Inc			CBS Corp
4.50%, 07/16/2044	45	47	5.75%, 04/15/2020	15	17
5.45%, 05/18/2017	20	22
Five Corners Funding Trust			Comcast Corp
4.42%, 11/15/2023(d)	100	106	4.20%, 08/15/2034	5	5
Liberty Mutual Group Inc			6.40%, 03/01/2040	20	27
5.00%, 06/01/2021(d)	15	16	6.50%, 11/15/2035	5	7
7.00%, 03/07/2067(d),(e)	15	15	Cumulus Media Holdings Inc
7.80%, 03/07/2087(d)	20	23	7.75%, 05/01/2019	10	10
MetLife Inc			DIRECTV Holdings LLC / DIRECTV
			Financing Co Inc
4.88%, 11/13/2043	20	23	3.95%, 01/15/2025	5	5
Metropolitan Life Global Funding I
2.30%, 04/10/2019(d)	150	151	4.45%, 04/01/2024	20	21
			5.00%, 03/01/2021	5	5
Teachers Insurance & Annuity Association of			5.15%, 03/15/2042	5	5
America
4.90%, 09/15/2044(d)	15	17	6.00%, 08/15/2040	5	6
TIAA Asset Management Finance Co LLC			6.38%, 03/01/2041	15	18
2.95%, 11/01/2019 (d)	40	40	DISH DBS Corp
4.13%, 11/01/2024(d)	20	20	4.25%, 04/01/2018	5	5
			5.88%, 07/15/2022	15	15
Voya Financial Inc			5.88%, 11/15/2024(d)	10	10
2.90%, 02/15/2018	75	77
5.65%, 05/15/2053(e)	30	30	6.75%, 06/01/2021	10	11
XLIT Ltd			7.88%, 09/01/2019	10	11
6.50%, 12/31/2049 (e)	5	5	Grupo Televisa SAB
			6.63%, 01/15/2040	25	30
		$592	NBCUniversal Media LLC
Internet - 0.05%			5.15%, 04/30/2020	15	17
Equinix Inc			RCN Telecom Services LLC / RCN Capital
4.88%, 04/01/2020	5	5	Corp
5.38%, 01/01/2022	5	5	8.50%, 08/15/2020(d)	5	5
5.38%, 04/01/2023	5	5	Time Warner Cable Inc
Zayo Group LLC / Zayo Capital Inc			4.13%, 02/15/2021	40	43
8.13%, 01/01/2020	3	3	4.50%, 09/15/2042	15	15
10.13%, 07/01/2020	8	9	5.88%, 11/15/2040	20	24
		$27	6.55%, 05/01/2037	5	6
			6.75%, 07/01/2018	5	6
Iron & Steel - 0.20%			Time Warner Inc
ArcelorMittal			2.10%, 06/01/2019	10	10
7.50%, 10/15/2039	30	31	4.05%, 12/15/2023	10	11
Glencore Funding LLC			6.25%, 03/29/2041	30	37
3.13%, 04/29/2019(d)	30	30	Univision Communications Inc
Signode Industrial Group Lux SA/Signode			8.50%, 05/15/2021(d)	10	11
Industrial Group US Inc			Viacom Inc
6.38%, 05/01/2022(d)	5	5	4.25%, 09/01/2023	15	16
Vale Overseas Ltd			4.38%, 03/15/2043	14	13
4.38%, 01/11/2022	35	34	4.85%, 12/15/2034	15	15
		$100	5.85%, 09/01/2043	10	11
Leisure Products & Services - 0.01%			WideOpenWest Finance LLC /
NCL Corp Ltd			WideOpenWest Capital Corp
5.25%, 11/15/2019(d)	5	5	13.38%, 10/15/2019	20	21
					$517

Lodging - 0.06%			Metal Fabrication & Hardware - 0.01%
MGM Resorts International
6.00%, 03/15/2023	5	5	Wise Metals Intermediate Holdings LLC/Wise
6.63%, 12/15/2021	5	5	Holdings Finance Corp	5	5
10.00%, 11/01/2016	5	6	9.75%,PIK 10.50%,06/15/2019(d),(f)
Wyndham Worldwide Corp			Mining - 0.23%
2.50%, 03/01/2018	15	15	Alcoa Inc
		$31	5.13%, 10/01/2024	5	5
Machinery - Construction & Mining - 0.01%			Barrick Gold Corp
Vander Intermediate Holding II Corp			3.85%, 04/01/2022	10	9
9.75%, PIK 10.50%, 02/01/2019(d),(f)	5	5	BHP Billiton Finance USA Ltd
			2.05%, 09/30/2018	10	10
			FMG Resources August 2006 Pty Ltd
			8.25%, 11/01/2019(d)	15	14

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mining (continued)			Mortgage Backed Securities (continued)
Freeport-McMoRan Inc			JP Morgan Chase Commercial Mortgage
3.10%, 03/15/2020	$10	$10	Securities Trust 2005-LDP3
4.00%, 11/14/2021	20	20	5.00%, 08/15/2042(e)		$25	$25
5.40%, 11/14/2034	15	15	JP Morgan Chase Commercial Mortgage
Newmont Mining Corp			Securities Trust 2006-CIBC17
4.88%, 03/15/2042	15	13	5.43%, 12/12/2043		25	26
Rio Tinto Finance USA Ltd			LB-UBS Commercial Mortgage Trust 2005-
9.00%, 05/01/2019	10	13	C7
Taseko Mines Ltd			5.32%, 11/15/2040		45	46
7.75%, 04/15/2019	5	4	LB-UBS Commercial Mortgage Trust 2007-
Teck Resources Ltd			C2
5.20%, 03/01/2042	5	4	5.43%, 02/15/2040		8	9
		$117	Morgan Stanley Bank of America Merrill
			Lynch Trust 2013-C9
Miscellaneous Manufacturing - 0.34%			3.46%, 05/15/2046		25	26
General Electric Co			Morgan Stanley Bank of America Merrill
4.13%, 10/09/2042	5	5	Lynch Trust 2014-C18
Ingersoll-Rand Global Holding Co Ltd			4.45%, 10/15/2047(e)		50	53
2.88%, 01/15/2019	10	10	Morgan Stanley Capital I Trust 2007-HQ12
5.75%, 06/15/2043	5	6	5.59%, 04/12/2049(e)		25	27
Ingersoll-Rand Luxembourg Finance SA			5.59%, 04/12/2049(e)		21	21
3.55%, 11/01/2024	25	25	UBS Commercial Mortgage Trust 2012-C1
4.65%, 11/01/2044	5	5	3.40%, 05/10/2045(e)		55	57
Parker-Hannifin Corp			UBS-Barclays Commercial Mortgage Trust
3.30%, 11/21/2024	10	10	2013	-C5
4.20%, 11/21/2034	5	5	3.18%, 03/10/2046(e)		15	15
4.45%, 11/21/2044	5	6	Wachovia Bank Commercial Mortgage Trust
Textron Inc			Series 2007-C34
6.20%, 03/15/2015	10	10	5.68%, 05/15/2046(e)		110	119
Tyco Electronics Group SA			WFRBS Commercial Mortgage Trust 2013-
1.60%, 02/03/2015	15	15	C12
2.35%, 08/01/2019	20	20	1.50%, 03/15/2048(d),(e)		589	47
2.38%, 12/17/2018	20	20				$957
3.50%, 02/03/2022	35	36
		$173	Office & Business Equipment - 0.05%
			Xerox Corp
Mortgage Backed Securities - 1.89%			2.95%, 03/15/2017		5	5
Banc of America Commercial Mortgage Trust			6.75%, 02/01/2017		5	6
2006-3			6.75%, 12/15/2039		10	12
5.89%, 07/10/2044	14	15				$23
BCRR Trust 2009-1
5.86%, 07/17/2040(d)	25	27	Oil & Gas - 1.61%
CD 2006-CD3 Mortgage Trust			Anadarko Petroleum Corp
5.62%, 10/15/2048	31	33	3.45%, 07/15/2024		25	24
COMM 2014-CCRE17 Mortgage Trust			5.95%, 09/15/2016		30	32
4.74%, 05/10/2047(e)	50	53	6.45%, 09/15/2036		5	6
Credit Suisse First Boston Mortgage Securities			Apache Corp
Corp			4.25%, 01/15/2044		15	13
0.40%, 11/15/2037(d),(e)	112	—	4.75%, 04/15/2043		5	5
4.77%, 07/15/2037	20	20	Baytex Energy Corp
CSMC Series 2009-RR3			5.13%, 06/01/2021(d)		5	4
5.34%, 12/15/2043(d),(e)	25	26	BP Capital Markets PLC
Fannie Mae			0.77%, 05/10/2019(e)		50	49
5.83%, 06/25/2018(e)	57	3	Carrizo Oil & Gas Inc
Fannie Mae Interest Strip			8.63%, 10/15/2018		35	35
4.50%, 10/25/2035(e)	395	25	Chaparral Energy Inc
Fannie Mae REMICS			7.63%, 11/15/2022		10	7
4.00%, 02/25/2029(e)	110	14	Chesapeake Energy Corp
6.58%, 03/25/2021(e)	129	15	3.48%, 04/15/2019(e)		5	5
6.58%, 11/25/2036(e)	33	5	4.88%, 04/15/2022		5	5
Freddie Mac			6.13%, 02/15/2021		5	5
3.50%, 02/15/2025(e)	347	27	ConocoPhillips Co
Freddie Mac REMICS			4.30%, 11/15/2044		5	5
0.76%, 08/15/2018(e)	9	9	Continental Resources Inc/OK
1.25%, 09/15/2033	58	58	3.80%, 06/01/2024		10	9
GE Commercial Mortgage Corp Series 2007-			4.50%, 04/15/2023		10	10
C1 Trust			4.90%, 06/01/2044		5	4
5.61%, 12/10/2049(e)	100	105	Delek & Avner Tamar Bond Ltd
GS Mortgage Securities Trust 2013-GCJ12			5.41%, 12/30/2025(d)		50	50
3.78%, 06/10/2046(e)	25	26	Denbury Resources Inc
JP Morgan Chase Commercial Mortgage			5.50%, 05/01/2022		10	9
Securities Trust 2005-CIBC12			Devon Energy Corp
4.95%, 09/12/2037	25	25	2.25%, 12/15/2018		25	25

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) alue (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas Services (continued)
Ecopetrol SA			Weatherford International LLC
4.13%, 01/16/2025	$5	$5	6.35%, 06/15/2017	$5	$5
Encana Corp			Weatherford International Ltd/Bermuda
5.15%, 11/15/2041	10	9	5.95%, 04/15/2042	15	13
EP Energy LLC / Everest Acquisition Finance			6.50%, 08/01/2036	10	9
Inc					$40
9.38%, 05/01/2020	30	30
Halcon Resources Corp			Other Asset Backed Securities - 0.45%
9.25%, 02/15/2022	5	4	Countrywide Asset-Backed Certificates
			1.77%, 01/25/2034(e)	58	54
9.75%, 07/15/2020	5	4
			GE Dealer Floorplan Master Note Trust
Kerr-McGee Corp			0.55%, 07/20/2019(e)	100	100
7.88%, 09/15/2031	15	21

Kodiak Oil & Gas Corp			John Deere Owner Trust 2013-B	30	30
5.50%, 01/15/2021	5	5	0.55%,01/15/2016(e)
8.13%, 12/01/2019	15	15	JP Morgan Mortgage Acquisition Trust 2007-
Linn Energy LLC / Linn Energy Finance			CH3
			0.32%, 03/25/2037(e)	45	44
Corp
6.25%, 11/01/2019(e)	5	4	MSDWCC Heloc Trust 2005-1
			0.55%, 07/25/2017(e)	1	1
6.50%, 05/15/2019	5	4
6.50%, 09/15/2021	10	8			$229
Nabors Industries Inc			Packaging & Containers - 0.24%
2.35%, 09/15/2016	10	10	Berry Plastics Corp
Noble Energy Inc			5.50%, 05/15/2022	10	10
3.90%, 11/15/2024	20	20	Beverage Packaging Holdings Luxembourg II
5.05%, 11/15/2044	15	15	SA / Beverage Packaging Holdings II
Northern Blizzard Resources Inc			5.63%, 12/15/2016(d)	5	5
7.25%, 02/01/2022(d)	6	5	Crown Cork & Seal Co Inc
Oasis Petroleum Inc			7.38%, 12/15/2026	8	9
6.50%, 11/01/2021	10	9	Exopack Holding Corp
Ocean Rig UDW Inc			10.00%, 06/01/2018(d)	15	16
7.25%, 04/01/2019(d)	10	7	Packaging Corp of America
PDC Energy Inc			4.50%, 11/01/2023	20	21
7.75%, 10/15/2022	10	10	Reynolds Group Issuer Inc / Reynolds Group
Petrobras Global Finance BV			Issuer LLC / Reynolds Group Issuer
3.25%, 03/17/2017	10	9	(Luxembourg) S.A.
Petrobras International Finance Co SA			5.75%, 10/15/2020	30	31
5.38%, 01/27/2021	60	56	Rock-Tenn Co
Petroleos Mexicanos			3.50%, 03/01/2020	30	30
4.88%, 01/24/2022	55	58			$122
4.88%, 01/18/2024	50	52
Phillips 66			Pharmaceuticals - 0.26%
4.65%, 11/15/2034	10	10	Actavis Funding SCS
4.88%, 11/15/2044	10	10	4.85%, 06/15/2044	10	10
QEP Resources Inc			Express Scripts Holding Co
5.25%, 05/01/2023	10	9	2.25%, 06/15/2019	20	20
RKI Exploration & Production LLC / RKI			Forest Laboratories Inc
Finance Corp			5.00%, 12/15/2021(d)	35	38
8.50%, 08/01/2021(d)	10	8	GlaxoSmithKline Capital Inc
Rowan Cos Inc			5.38%, 04/15/2034	5	6
5.00%, 09/01/2017	15	16	Merck & Co Inc
5.40%, 12/01/2042	15	13	1.30%, 05/18/2018	20	20
Seventy Seven Energy Inc			Salix Pharmaceuticals Ltd
6.50%, 07/15/2022	5	3	6.00%, 01/15/2021(d)	15	15
Statoil ASA			Valeant Pharmaceuticals International Inc
2.25%, 11/08/2019	15	15	7.50%, 07/15/2021(d)	10	11
Talisman Energy Inc			Wyeth LLC
3.75%, 02/01/2021	10	10	6.00%, 02/15/2036	5	6
5.50%, 05/15/2042	20	19	Zoetis Inc
7.75%, 06/01/2019	20	23	1.15%, 02/01/2016	5	5
Transocean Inc					$131
3.80%, 10/15/2022	10	8	Pipelines - 0.79%
Triangle USA Petroleum Corp			Access Midstream Partners LP / ACMP
6.75%, 07/15/2022(d)	5	3
			Finance Corp
Ultra Petroleum Corp
6.13%, 10/01/2024(d)	5	4	4.88%, 05/15/2023	35	35
			4.88%, 03/15/2024	5	5
		$813	Boardwalk Pipelines LP
Oil & Gas Services - 0.08%			3.38%, 02/01/2023	15	14
FTS International Inc			Buckeye Partners LP
6.25%, 05/01/2022(d)	5	4	2.65%, 11/15/2018	5	5
Key Energy Services Inc			4.35%, 10/15/2024	25	24
6.75%, 03/01/2021	15	9	DCP Midstream LLC
			5.85%, 05/21/2043(d),(e)	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
El Paso Pipeline Partners Operating Co LLC			Macy's Retail Holdings Inc (continued)
4.70%, 11/01/2042	$15	$14	6.38%, 03/15/2037	$10	$13
5.00%, 10/01/2021	10	10	Michaels FinCo Holdings LLC / Michaels
Enable Midstream Partners LP			FinCo Inc
2.40%, 05/15/2019(d)	30	29	7.50%, PIK 8.25%, 08/01/2018(d),(f)	1	1
Enbridge Inc			Michaels Stores Inc
0.68%, 06/02/2017(e)	30	30	5.88%, 12/15/2020(d)	5	5
3.50%, 06/10/2024	20	19	Neiman Marcus Group LTD LLC
Energy Transfer Equity LP			8.75%, 10/15/2021(d)	5	5
5.88%, 01/15/2024	5	5	New Academy Finance Co LLC / New
EnLink Midstream Partners LP			Academy Finance Corp
4.40%, 04/01/2024	5	5	8.00%, PIK 8.75%, 06/15/2018(d),(f)	20	20
5.05%, 04/01/2045	10	10	Petco Holdings Inc
Kinder Morgan Energy Partners LP			8.50%, PIK 9.25%, 10/15/2017(d),(f)	20	20
2.65%, 02/01/2019	15	15	Suburban Propane Partners LP/Suburban
5.63%, 09/01/2041	10	10	Energy Finance Corp
Kinder Morgan Inc/DE			7.38%, 03/15/2020	10	10
3.05%, 12/01/2019	20	20			$217
4.30%, 06/01/2025	15	15
5.30%, 12/01/2034	10	10	Software - 0.08%
Plains All American Pipeline LP / PAA			Activision Blizzard Inc
			5.63%, 09/15/2021(d)	10	10
Finance Corp
4.90%, 02/15/2045	10	10	Oracle Corp
Regency Energy Partners LP / Regency			2.38%, 01/15/2019	30	31
Energy Finance Corp					$41
5.00%, 10/01/2022	5	5	Sovereign - 0.23%
5.75%, 09/01/2020	5	5	Mexico Government International Bond
Sunoco Logistics Partners Operations LP			3.50%, 01/21/2021	60	61
4.25%, 04/01/2024	15	15	4.75%, 03/08/2044	10	11
TransCanada PipeLines Ltd			Poland Government International Bond
4.63%, 03/01/2034	10	10	3.00%, 03/17/2023	25	25
5.00%, 10/16/2043	5	5	Romanian Government International Bond
7.13%, 01/15/2019	5	6	4.88%, 01/22/2024(d)	10	11
Western Gas Partners LP			Russian Foreign Bond - Eurobond
2.60%, 08/15/2018	25	25	7.50%, 03/31/2030(d)	10	10
5.45%, 04/01/2044	10	11			$118
Williams Cos Inc/The
7.88%, 09/01/2021	20	23	Student Loan Asset Backed Securities - 0.63%
		$400	Navient Student Loan Trust 2014-8
			0.45%, 08/25/2020(e)	100	100
Real Estate - 0.02%			SLM Private Education Loan Trust 2012-E
Crescent Resources LLC / Crescent Ventures			0.91%, 06/15/2016(d),(e)	68	68
Inc			SLM Private Education Loan Trust 2013-A
10.25%, 08/15/2017(d)	10	11	0.76%, 08/15/2022(d),(e)	110	110
			SLM Student Loan Trust 2008-5
			1.53%, 01/25/2018(e)	17	17
REITS- 0.11%
DuPont Fabros Technology LP			SLM Student Loan Trust 2008-6
5.88%, 09/15/2021	5	5	0.78%, 10/25/2017(e)	22	22
HCP Inc					$317
2.63%, 02/01/2020	15	15	Supranational Bank - 0.05%
3.88%, 08/15/2024	15	15	Corp Andina de Fomento
iStar Financial Inc			1.50%, 08/08/2017	25	25
4.88%, 07/01/2018	5	5
9.00%, 06/01/2017	5	5
Prologis LP			Telecommunications - 0.92%
4.25%, 08/15/2023	10	11	AT&T Inc
		$56	1.15%, 11/27/2018(e)	10	10
			2.38%, 11/27/2018	5	5
Retail - 0.43%			4.30%, 12/15/2042	5	5
Building Materials Holding Corp			4.35%, 06/15/2045	9	8
9.00%, 09/15/2018(d)	5	5	5.80%, 02/15/2019	45	51
CVS Health Corp			CC Holdings GS V LLC / Crown Castle GS
1.20%, 12/05/2016	25	25	III Corp
2.25%, 12/05/2018	5	5	3.85%, 04/15/2023	30	30
2.25%, 08/12/2019	20	20	Embarq Corp
4.13%, 05/15/2021	15	16	8.00%, 06/01/2036	5	6
CVS Pass-Through Trust			Goodman Networks Inc
5.93%, 01/10/2034(d)	9	11	12.13%, 07/01/2018	5	5
7.51%, 01/10/2032(d)	4	6	Intelsat Luxembourg SA
Landry's Holdings II Inc			7.75%, 06/01/2021	20	20
10.25%, 01/01/2018(d)	15	16	8.13%, 06/01/2023	15	15
Macy's Retail Holdings Inc
5.90%, 12/01/2016	36	39

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		SENIOR FLOATING RATE INTERESTS - 0.06%	Amount (000's) Value (000's)

Telecommunications (continued)			Electronics - 0.01%
Level 3 Communications Inc			Isola USA Corp, Term Loan B
5.75%, 12/01/2022(d)	$5	$5	9.25%, 11/29/2018(e)		$5	$4
Level 3 Escrow II Inc
5.38%, 08/15/2022(d)	5	5
Level 3 Financing Inc			Forest Products & Paper - 0.01%
			Caraustar Industries Inc, Term Loan B
6.13%, 01/15/2021	5	5	7.50%, 04/26/2019(e)		5	5
8.13%, 07/01/2019	5	5
Sprint Capital Corp
6.88%, 11/15/2028	10	9	Healthcare - Products - 0.01%
Sprint Communications Inc			Accellent Inc, Term Loan
6.00%, 11/15/2022	5	5	4.50%, 02/19/2021(e)		5	5
7.00%, 08/15/2020	20	20
9.13%, 03/01/2017	3	3
Sprint Corp			Oil & Gas - 0.03%
			Seadrill Operating LP, Term Loan B
7.88%, 09/15/2023	5	5	4.00%, 02/12/2021(e)		20	15
Telefonica Emisiones SAU
5.13%, 04/27/2020	5	6
7.05%, 06/20/2036	15	20	TOTAL SENIOR FLOATING RATE INTERESTS			$29
T-Mobile USA Inc			U.S. GOVERNMENT & GOVERNMENT	Principal
6.25%, 04/01/2021	10	10	AGENCY OBLIGATIONS - 16.09%	Amount (000's) Value (000's)
6.63%, 04/28/2021	5	5	Federal Home Loan Mortgage Corporation (FHLMC) -
Verizon Communications Inc			1.22%
1.35%, 06/09/2017	25	25	3.50%, 04/01/2042		$33	$35
1.99%, 09/14/2018(e)	50	52	4.00%, 10/01/2044		100	107
2.63%, 02/21/2020(d)	10	10	4.50%, 04/01/2031		18	20
3.50%, 11/01/2024	15	15	5.00%, 06/01/2031		42	47
5.01%, 08/21/2054(d)	32	33	5.00%, 08/01/2040		130	144
5.15%, 09/15/2023	5	5	5.00%, 06/01/2041		50	56
6.40%, 09/15/2033	40	49	5.50%, 12/01/2022		7	8
6.90%, 04/15/2038	5	7	6.00%, 01/01/2029		6	7
			6.00%, 10/01/2036(e)		12	13
Vodafone Group PLC
4.38%, 03/16/2021	10	11	6.00%, 08/01/2037		36	41
			6.00%, 01/01/2038(e)		7	9
		$465	6.00%, 07/01/2038		26	29
Transportation - 0.18%			6.50%, 06/01/2017		5	5
CSX Corp			6.50%, 05/01/2031		3	3
3.70%, 10/30/2020	15	16	6.50%, 06/01/2031		7	8
5.50%, 04/15/2041	10	12	6.50%, 11/01/2031		2	3
Eletson Holdings			6.50%, 10/01/2035		20	23
9.63%, 01/15/2022(d)	5	5	7.00%, 12/01/2027		9	11
Hornbeck Offshore Services Inc			7.50%, 08/01/2030		1	2
5.00%, 03/01/2021	10	8	8.00%, 12/01/2030		36	43
Navios Maritime Acquisition Corp / Navios						$614
Acquisition Finance US Inc
8.13%, 11/15/2021(d)	20	20	Federal National Mortgage Association (FNMA) - 5.57%
			2.13%, 07/01/2034(e)		5	5
Navios Maritime Holdings Inc / Navios			2.25%, 04/01/2037(e)		13	14
Maritime Finance II US Inc	10	9	2.31%, 03/01/2035(e)		12	13
7.38%, 01/15/2022(d)			2.50%, 01/01/2030(g)		115	117
Navios South American Logistics Inc / Navios
Logistics Finance US Inc			3.00%, 06/01/2027		197	207
7.25%, 05/01/2022(d)	5	5	3.00%, 10/01/2034		49	51
			3.00%, 01/01/2045(g)		315	319
Union Pacific Corp			3.50%, 01/01/2030(g)		25	26
4.15%, 01/15/2045	10	10
Union Pacific Railroad Co 2014-1 Pass			3.50%, 10/01/2033		93	98
Through Trust			3.50%, 03/01/2042		20	20
3.23%, 05/14/2026(c)	5	5	3.50%, 06/01/2042		42	44
			3.50%, 01/01/2043(g)		50	52
		$90	3.50%, 02/01/2043		165	172
Trucking & Leasing - 0.01%			3.50%, 04/01/2043		23	24
Jurassic Holdings III Inc			3.50%, 05/01/2043		64	67
6.88%, 02/15/2021(d)	5	5	3.50%, 09/01/2044		158	166
			4.00%, 08/01/2020		7	7
TOTAL BONDS		$10,926	4.00%, 02/01/2031		9	10
	Principal		4.00%, 06/01/2031		20	22
CONVERTIBLE BONDS - 0.01%	Amount (000's) Value (000's)		4.00%, 03/01/2041		35	37
			4.00%, 01/01/2045(g)		565	603
Semiconductors - 0.01%			4.50%, 05/01/2040		103	113
Jazz Technologies Inc			4.50%, 05/01/2040		17	19
8.00%, 12/31/2018(d)	5	7
			4.50%, 07/01/2040		19	20
			4.50%, 01/01/2041		16	18
TOTAL CONVERTIBLE BONDS		$7	4.50%, 01/01/2041		104	115
			4.50%, 01/01/2042(g)		75	81
			5.00%, 01/01/2045(g)		85	94

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		(c)	Fair value of these investments is determined in good faith by the Manager
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
Federal National Mortgage Association (FNMA) (continued)			$90 or 0.18% of net assets.
5.50%, 03/01/2034	$17	$19	(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.50%, 04/01/2035	3	3	1933. These securities may be resold in transactions exempt from
5.50%, 07/01/2038	68	76	registration, normally to qualified institutional buyers. At the end of the
5.50%, 05/01/2040	58	66	period, the value of these securities totaled $2,410 or 4.76% of net assets.
5.73%, 02/01/2036(e)	5	5
			(e) Variable Rate. Rate shown is in effect at December 31, 2014.
6.00%, 02/01/2025	27	30	(f)	Payment in kind; the issuer has the option of paying additional securities
6.00%, 11/01/2037	31	35	in lieu of cash.
6.00%, 03/01/2038	13	15	(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.50%, 02/01/2032	7	9	Notes to Financial Statements for additional information.
6.50%, 07/01/2037	4	5	(h) Rate shown is the discount rate of the original purchase.
6.50%, 07/01/2037	4	5
6.50%, 02/01/2038	6	7
6.50%, 09/01/2038	8	9
		$2,818	Portfolio Summary (unaudited)
Government National Mortgage Association (GNMA) -			Sector	Percent
2.76%			Consumer, Non-cyclical	17.83%
1.63%, 07/20/2034(e)	117	121	Financial	15.75%
1.63%, 01/20/2035(e)	42	43	Technology	12.18%
1.63%, 07/20/2035(e)	129	135	Mortgage Securities	11.44%
3.00%, 01/01/2043	75	77	Consumer, Cyclical	8.64%
3.50%, 05/15/2042	82	86	Communications	7.65%
3.50%, 10/15/2042	41	44	Industrial	7.33%
3.50%, 08/15/2043	46	48	Government	6.82%
4.00%, 10/15/2041	65	70	Energy	6.58%
4.00%, 01/01/2042(g)	50	54	Asset Backed Securities	3.66%
4.00%, 05/20/2043	18	20	Utilities	2.27%
4.00%, 01/01/2045	225	241	Exchange Traded Funds	1.71%
4.50%, 01/20/2040	30	33	Basic Materials	1.36%
4.50%, 08/20/2040	57	63	Diversified	0.01%
4.50%, 10/20/2040	22	24	Liabilities in Excess of Other Assets, Net	(3.23)%
4.50%, 11/15/2040	70	78	TOTAL NET ASSETS	100.00%
4.50%, 01/01/2045	75	82
5.00%, 02/15/2039	91	101
6.00%, 09/20/2026	12	13
6.00%, 01/15/2029	40	45
6.00%, 06/15/2032	2	2
7.00%, 05/15/2031	6	7
7.00%, 02/20/2032	9	11
		$1,398

U.S. Treasury - 5.28%
0.50%, 06/15/2016	430	430
0.50%, 11/30/2016	20	20
0.88%, 04/30/2017	450	451
1.75%, 09/30/2019	120	121
1.88%, 11/30/2021	300	298
2.38%, 12/31/2020	50	51
2.38%, 08/15/2024	95	97
2.50%, 05/15/2024	30	31
2.63%, 02/29/2016	260	267
2.88%, 05/15/2043	125	128
3.13%, 01/31/2017	350	367
3.13%, 11/15/2041	30	32
3.75%, 11/15/2043	50	60
4.38%, 05/15/2040	75	99
4.50%, 02/15/2036	165	220
		$2,672

U.S. Treasury Bill - 1.26%
0.02%, 02/05/2015(h)	410	410
0.06%, 01/15/2015(h)	225	225
		$635
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$8,137
Total Investments		$52,222
Liabilities in Excess of Other Assets, Net - (3.23)%		$(1,634)
TOTAL NET ASSETS - 100.00%		$50,588

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
					BONDS (continued)	Amount (000's) Value (000's)
	Semiconductors - 0.00%
	Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—		Automobile Asset Backed Securities (continued)
					AmeriCredit Automobile Receivables Trust
	TOTAL COMMON STOCKS		$—		2013-5
					0.54%, 03/08/2017(e)	$1,492	$1,492
	INVESTMENT COMPANIES - 3.85%	Shares Held	Value(000	's)
					AmeriCredit Automobile Receivables Trust
	Publicly Traded Investment Fund - 3.85%				2014-1
	BlackRock Liquidity Funds FedFund Portfolio	12,396,742	12,397		0.57%, 07/10/2017(e)	683	683
					AmeriCredit Automobile Receivables Trust
	TOTAL INVESTMENT COMPANIES		$12,397		2014-2
	PREFERRED STOCKS - 0.54%	Shares Held	Value(000	's)	0.44%, 10/10/2017(e)	785	785
					Capital Auto Receivables Asset Trust / Ally
Banks	- 0.36%				0.62%, 07/20/2016	103	103
	Morgan Stanley	15,000	379
	State Street Corp 5.90%; Series D	30,000	776		0.79%, 06/20/2017	675	676
					Capital Auto Receivables Asset Trust 2014-2
			$1,155		1.26%, 05/21/2018(e)	1,250	1,253
	Diversified Financial Services - 0.06%				CarMax Auto Owner Trust 2014-3
	Ally Financial Inc (d)	180	180		0.55%, 08/15/2017	1,000	1,000
					CarMax Auto Owner Trust 2014-4
					1.25%, 11/15/2019	1,000	997
	Telecommunications - 0.12%				Chesapeake Funding LLC
	Verizon Communications Inc	15,000	393		1.41%, 04/07/2024(d),(e)	822	826
					GM Financial Automobile Leasing Trust
	TOTAL PREFERRED STOCKS		$1,728		2014-1
		Principal			1.76%, 05/21/2018(d)	645	649
BONDS	- 67.29%	Amount (000's)	Value(000	's)	Mercedes Benz Auto Lease Trust 2013-B
	Advertising - 0.01%				0.62%, 07/15/2016	1,000	1,000
	CBS Outdoor Americas Capital LLC / CBS				Santander Drive Auto Receivables Trust 2014-
	Outdoor Americas Capital Corp				2
	5.25%, 02/15/2022(d)	$20	$20		0.48%, 07/17/2017(e)	868	867
					0.80%, 04/16/2018(e)	1,000	997
					Santander Drive Auto Receivables Trust 2014-
	Aerospace & Defense - 0.01%				4
	Air 2 US				0.48%, 01/16/2018(e)	1,000	999
	8.63%, 10/01/2020(c),(d)	34	36		Santander Drive Auto Receivables Trust 2014-
					5
					0.56%, 04/16/2018(e)	100	100
	Agriculture - 0.48%
	Altria Group Inc				1.77%, 09/16/2019	450	449
	2.63%, 01/14/2020	490	492		Volkswagen Auto Lease Trust 2014-A
	5.38%, 01/31/2044	140	159		0.52%, 10/20/2016(e)	1,420	1,420
	9.95%, 11/10/2038	90	154		World Omni Auto Receivables Trust 2014-A
	Philip Morris International Inc				0.94%, 04/15/2019(e)	1,575	1,572
	4.38%, 11/15/2041	140	145		World Omni Auto Receivables Trust 2014-B
	6.38%, 05/16/2038	5	6		1.14%, 01/15/2020	700	696
	Pinnacle Operating Corp				World Omni Automobile Lease Securitization
	9.00%, 11/15/2020(d)	158	163		Trust 2013-A
	Reynolds American Inc				0.73%, 05/16/2016	296	296
	3.25%, 11/01/2022	140	136		1.10%, 12/15/2016	500	502
	4.85%, 09/15/2023	285	307				$21,153
			$1,562		Automobile Floor Plan Asset Backed Securities - 0.84%
	Airlines - 0.30%				Ally Master Owner Trust
	American Airlines 2014-1 Class A Pass				1.21%, 06/15/2017	1,500	1,504
	Through Trust				1.60%, 10/15/2019	800	798
	3.70%, 10/01/2026(c)	165	166		GE Dealer Floorplan Master Note Trust
	United Airlines 2014-1 Class A Pass Through				0.61%, 10/20/2017(e)	400	400
	Trust						$2,702
	4.00%, 04/11/2026(c)	230	233
					Automobile Manufacturers - 1.30%
	United Airlines 2014-2 Class A Pass Through				Daimler Finance North America LLC
	Trust				1.25%, 01/11/2016(d)	305	306
	3.75%, 09/03/2026(c)	300	302		1.30%, 07/31/2015(d)	495	497
	US Airways 2001-1G Pass Through Trust				Ford Motor Co
	7.08%, 09/20/2022(c)	40	44
					7.40%, 11/01/2046	175	252
	US Airways 2013-1 Class A Pass Through				General Motors Co
	Trust				3.50%, 10/02/2018	1,315	1,341
	3.95%, 11/15/2025(c)	204	208
					5.00%, 04/01/2035	250	261
			$953		5.20%, 04/01/2045	180	190
	Automobile Asset Backed Securities - 6.57%				6.25%, 10/02/2043	95	113
	Ally Auto Receivables Trust 2014-3				Jaguar Land Rover Automotive PLC
	0.81%, 09/15/2017(e)	2,000	2,000		4.13%, 12/15/2018(d)	200	201
	Ally Auto Receivables Trust 2014-SN1				Navistar International Corp
	0.52%, 10/20/2016(e)	1,194	1,193		8.25%, 11/01/2021	255	251
	Ally Auto Receivables Trust 2014-SN2				Nissan Motor Acceptance Corp
	1.21%, 02/20/2019(e)	600	598		0.78%, 03/03/2017(d),(e)	410	411

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
Toyota Motor Credit Corp			JP Morgan Chase & Co
2.10%, 01/17/2019	$125	$126	4.40%, 07/22/2020	$1,735	$1,881
Volkswagen International Finance NV			5.00%, 12/29/2049(e)	605	592
1.13%, 11/18/2016(d)	235	235	Mitsubishi UFJ Trust & Banking Corp
		$4,184	2.45%, 10/16/2019(d)	545	545
			Morgan Stanley
Automobile Parts & Equipment - 0.13%			0.97%, 07/23/2019(e)	330	329
Dana Holding Corp			1.75%, 02/25/2016	230	231
5.38%, 09/15/2021	30	31	2.38%, 07/23/2019	100	100
5.50%, 12/15/2024	130	131	3.70%, 10/23/2024	765	775
6.00%, 09/15/2023	60	63	4.10%, 05/22/2023	655	663
6.75%, 02/15/2021	35	37	5.00%, 11/24/2025	100	107
Lear Corp			5.45%, 07/29/2049(e)	820	821
5.25%, 01/15/2025	140	142	Nordea Bank AB
		$404	6.13%, 12/29/2049(d),(e)	200	198
Banks- 7.92%			Royal Bank of Scotland Group PLC
Associated Banc-Corp			5.13%, 05/28/2024	50	51
2.75%, 11/15/2019	160	160	UBS AG/Jersey
4.25%, 01/15/2025	655	657	7.25%, 02/22/2022(e)	245	263
5.13%, 03/28/2016	705	736	UBS AG/Stamford CT
Banco Inbursa SA Institucion de Banca			1.38%, 08/14/2017	250	248
Multiple					$25,480
4.13%, 06/06/2024(d)	200	196
			Beverages - 0.90%
Bancolombia SA			Ajecorp BV
5.95%, 06/03/2021	100	107	6.50%, 05/14/2022	250	211
Bank of America Corp			Anheuser-Busch InBev Worldwide Inc
4.00%, 04/01/2024	835	869	2.50%, 07/15/2022	530	515
4.20%, 08/26/2024	865	881	7.75%, 01/15/2019	150	182
4.25%, 10/22/2026	475	474	Coca-Cola Icecek AS
4.88%, 04/01/2044	180	199	4.75%, 10/01/2018(d)	250	266
6.25%, 09/29/2049(e)	515	509
			Constellation Brands Inc
Barclays PLC
8.25%, 12/29/2049(e)	440	451	3.75%, 05/01/2021	70	69
			3.88%, 11/15/2019	20	20
BBVA Banco Continental SA
5.00%, 08/26/2022 (d)	150	156	4.25%, 05/01/2023	125	124
			Corp Lindley SA
BBVA Bancomer SA/Texas			6.75%, 11/23/2021(d)	100	107
6.75%, 09/30/2022(d)	300	330
			6.75%, 11/23/2021	150	160
BPCE SA			Pernod Ricard SA
1.61%, 07/25/2017	190	190	4.45%, 01/15/2022(d)	720	771
4.50%, 03/15/2025(d)	1,110	1,085	5.75%, 04/07/2021(d)	235	270
4.63%, 07/11/2024(d)	1,005	976
			SABMiller Holdings Inc
CIT Group Inc			3.75%, 01/15/2022(d)	200	209
3.88%, 02/19/2019	380	379			$2,904
Citigroup Inc
4.05%, 07/30/2022	310	321	Biotechnology - 0.51%
5.80%, 11/29/2049(e)	140	140	Amgen Inc
City National Corp/CA			5.15%, 11/15/2041	80	90
5.25%, 09/15/2020	515	573	Celgene Corp
Compass Bank			1.90%, 08/15/2017	185	186
2.75%, 09/29/2019	620	621	3.25%, 08/15/2022	170	171
Cooperatieve Centrale Raiffeisen-			4.00%, 08/15/2023	230	242
Boerenleenbank BA/Netherlands			4.63%, 05/15/2044	135	140
4.63%, 12/01/2023	995	1,055	5.25%, 08/15/2043	30	34
11.00%, 12/29/2049(d),(e)	281	362	Gilead Sciences Inc
Credit Agricole SA			3.05%, 12/01/2016	135	140
6.63%, 09/29/2049(d),(e)	350	339	3.50%, 02/01/2025	105	108
Deutsche Bank AG			4.50%, 02/01/2045	295	315
7.50%, 12/29/2049(e)	200	192	4.80%, 04/01/2044	200	222
Fifth Third Bank/Cincinnati OH					$1,648
2.88%, 10/01/2021	430	430
Goldman Sachs Group Inc/The			Building Materials - 0.96%
2.55%, 10/23/2019	405	403	Boise Cascade Co
3.85%, 07/08/2024	885	908	6.38%, 11/01/2020	55	58
6.00%, 06/15/2020	200	231	Cemex SAB de CV
			7.25%, 01/15/2021(d)	200	210
6.75%, 10/01/2037	695	874
Huntington National Bank/The			CRH America Inc
0.66%, 04/24/2017(e)	1,500	1,498	6.00%, 09/30/2016	265	285
ING Bank NV			8.13%, 07/15/2018	510	610
5.80%, 09/25/2023(d)	200	222	Martin Marietta Materials Inc
			1.36%, 06/30/2017(e)	1,385	1,400
Intesa Sanpaolo SpA
2.38%, 01/13/2017	455	459	4.25%, 07/02/2024	270	277
5.02%, 06/26/2024(d)	1,745	1,693

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal		Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)

Building Materials (continued)			Consumer Products - 0.01%
Norbord Inc			Spectrum Brands Inc
5.38%, 12/01/2020(d)	$95	$92	6.13%, 12/15/2024(d)	$20	$20
Owens Corning
4.20%, 12/01/2024	155	153
		$3,085	Credit Card Asset Backed Securities - 1.52%
			BA Credit Card Trust
Chemicals - 0.73%			0.43%, 09/16/2019(e)	950	948
Albemarle Corp			Barclays Dryrock Issuance Trust
3.00%, 12/01/2019	370	370	0.50%, 03/16/2020(e)	300	300
Axiall Corp			0.52%, 12/16/2019(e)	2,000	1,997
4.88%, 05/15/2023	50	47	Citibank Credit Card Issuance Trust
CF Industries Inc			0.37%, 08/24/2018(e)	660	659
5.15%, 03/15/2034	155	162	Discover Card Execution Note Trust
Cornerstone Chemical Co			0.36%, 01/16/2018(e)	1,000	1,000
9.38%, 03/15/2018(d)	70	71			$4,904
Dow Chemical Co/The
4.38%, 11/15/2042	80	78	Distribution & Wholesale - 0.04%
			HD Supply Inc
Eagle Spinco Inc			7.50%, 07/15/2020	111	116
4.63%, 02/15/2021	100	95
Eastman Chemical Co
4.65%, 10/15/2044	140	143	Diversified Financial Services - 2.47%
LYB International Finance BV			Air Lease Corp
4.88%, 03/15/2044	160	165	2.13%, 01/15/2018	665	653
Mexichem SAB de CV			Aircastle Ltd
4.88%, 09/19/2022(d)	200	207	4.63%, 12/15/2018	55	55
4.88%, 09/19/2022	250	258	5.13%, 03/15/2021	150	150
Monsanto Co			7.63%, 04/15/2020	45	50
4.20%, 07/15/2034	410	427	American Express Co
Mosaic Co/The			5.20%, 05/29/2049(e)	200	203
5.45%, 11/15/2033	80	91	Consolidated Energy Finance SA
NOVA Chemicals Corp			6.75%, 10/15/2019(d)	200	195
5.00%, 05/01/2025(d)	75	74	Credit Acceptance Corp
5.25%, 08/01/2023(d)	75	76	6.13%, 02/15/2021(d)	255	255
Taminco Global Chemical Corp			Denali Borrower LLC / Denali Finance Corp
9.75%, 03/31/2020(d)	85	93	5.63%, 10/15/2020(d)	235	245
		$2,357	E*TRADE Financial Corp
			5.38%, 11/15/2022	115	118
Commercial Services - 0.20%			Fly Leasing Ltd
ERAC USA Finance LLC			6.38%, 10/15/2021	200	197
2.75%, 03/15/2017(d)	155	159
3.30%, 10/15/2022(d)	50	49	Ford Motor Credit Co LLC
3.85%, 11/15/2024(d)	210	213	2.60%, 11/04/2019	415	413
			4.38%, 08/06/2023	360	385
Moody's Corp			8.00%, 12/15/2016	335	375
5.25%, 07/15/2044	125	140	General Electric Capital Corp
TMS International Corp			5.25%, 06/29/2049(e)	400	400
7.63%, 10/15/2021(d)	70	73
			5.30%, 02/11/2021	1,650	1,884
		$634	6.25%, 12/31/2049(e)	400	435
Computers - 0.99%			General Motors Financial Co Inc
Apple Inc			2.63%, 07/10/2017	355	357
0.48%, 05/03/2018(e)	750	750	2.75%, 05/15/2016	135	137
0.53%, 05/06/2019(e)	160	160	3.25%, 05/15/2018	125	125
Compiler Finance Sub Inc			Icahn Enterprises LP / Icahn Enterprises
7.00%, 05/01/2021(d)	80	69	Finance Corp
Hewlett-Packard Co			4.88%, 03/15/2019	55	55
3.00%, 09/15/2016	75	77	6.00%, 08/01/2020	105	108
4.30%, 06/01/2021	245	258	International Lease Finance Corp
IHS Inc			6.25%, 05/15/2019	95	104
5.00%, 11/01/2022(d)	25	25	National Rural Utilities Cooperative Finance
International Business Machines Corp			Corp
3.63%, 02/12/2024	100	104	4.75%, 04/30/2043(e)	125	124
NCR Corp			Springleaf Finance Corp
4.63%, 02/15/2021	207	201	5.25%, 12/15/2019	110	108
5.88%, 12/15/2021	55	57	Vesey Street Investment Trust I
Seagate HDD Cayman			4.40%, 09/01/2016(e)	765	803
4.75%, 06/01/2023	235	244			$7,934
4.75%, 01/01/2025(d)	400	412
5.75%, 12/01/2034(d)	325	343	Electric - 2.32%
			Alabama Power Co
Xerox Business Services LLC			3.85%, 12/01/2042	125	127
5.20%, 06/01/2015	470	478	4.15%, 08/15/2044	150	157
		$3,178	CMS Energy Corp
			4.70%, 03/31/2043	135	144

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)			Electronics - 0.23%
Commonwealth Edison Co			Keysight Technologies Inc
3.80%, 10/01/2042	$115	$114	3.30%, 10/30/2019(d)	$360	$358
4.60%, 08/15/2043	170	191	4.55%, 10/30/2024(d)	235	235
Consolidated Edison Co of New York Inc			Sanmina Corp
4.63%, 12/01/2054	150	164	4.38%, 06/01/2019(d)	15	15
Dominion Gas Holdings LLC			Viasystems Inc
4.80%, 11/01/2043	10	11	7.88%, 05/01/2019(d)	130	137
DTE Electric Co					$745
3.38%, 03/01/2025	260	267
DTE Energy Co			Engineering & Construction - 0.25%
6.38%, 04/15/2033	305	392	Odebrecht Finance Ltd
			5.13%, 06/26/2022(d)	250	235
Duke Energy Carolinas LLC
			Odebrecht Offshore Drilling Finance Ltd
4.00%, 09/30/2042	210	215	6.63%, 10/01/2022 (d)	192	172
Dynegy Finance I Inc / Dynegy Finance II			6.75%, 10/01/2022(d)	236	216
Inc
7.38%, 11/01/2022(d)	125	127	SBA Tower Trust
7.63%, 11/01/2024(d)	30	31	2.90%, 10/15/2044(d)	170	170
Edison International					$793
3.75%, 09/15/2017	160	169	Entertainment - 0.19%
Electricite de France SA			Cinemark USA Inc
2.15%, 01/22/2019(d)	115	115	4.88%, 06/01/2023	220	208
5.63%, 12/29/2049(d),(e)	720	759	DreamWorks Animation SKG Inc
Elwood Energy LLC			6.88%, 08/15/2020(d)	90	92
8.16%, 07/05/2026	146	159	Peninsula Gaming LLC / Peninsula Gaming
Energy Future Intermediate Holding Co LLC /			Corp
EFIH Finance Inc			8.38%, 02/15/2018(d)	130	135
0.00%, 03/01/2022(a),(d),(e)	55	65	Regal Entertainment Group
FirstEnergy Corp			5.75%, 03/15/2022	115	110
7.38%, 11/15/2031	235	284	WMG Acquisition Corp
Florida Power & Light Co			6.00%, 01/15/2021(d)	24	24
4.05%, 06/01/2042	195	206	WMG Holdings Corp
4.13%, 02/01/2042	120	128	13.75%, 10/01/2019	45	51
Indiantown Cogeneration LP					$620
9.77%, 12/15/2020	184	209
Miran Mid-Atlantic Series C Pass Through			Environmental Control - 0.22%
Trust			Republic Services Inc
10.06%, 12/30/2028	127	136	3.80%, 05/15/2018	400	423
Northern States Power Co/MN			Waste Management Inc
3.40%, 08/15/2042	40	38	7.75%, 05/15/2032	200	292
NRG Energy Inc					$715
8.25%, 09/01/2020	125	133	Food- 0.82%
Oncor Electric Delivery Co LLC			Grupo Bimbo SAB de CV
2.15%, 06/01/2019(d)	500	498
			3.88%, 06/27/2024(d)	300	301
5.25%, 09/30/2040	120	147	4.88%, 06/27/2044(d)	200	201
Pacific Gas & Electric Co			Ingles Markets Inc
4.45%, 04/15/2042	105	111	5.75%, 06/15/2023	90	90
PacifiCorp			Kraft Foods Group Inc
3.85%, 06/15/2021	150	161	6.50%, 02/09/2040	210	270
4.10%, 02/01/2042	120	127	Kroger Co/The
PPL Electric Utilities Corp			5.00%, 04/15/2042	95	104
3.00%, 09/15/2021	80	81	Mondelez International Inc
4.75%, 07/15/2043	115	132	6.50%, 11/01/2031	120	156
PPL WEM Holdings Ltd			Smithfield Foods Inc
3.90%, 05/01/2016(d)	230	237
			5.25%, 08/01/2018(d)	40	41
5.38%, 05/01/2021(d)	115	129
			5.88%, 08/01/2021(d)	60	61
Public Service Co of Colorado			Sysco Corp
4.30%, 03/15/2044	75	81	3.00%, 10/02/2021	545	553
Public Service Electric & Gas Co			4.35%, 10/02/2034	10	11
2.30%, 09/15/2018	400	406	4.50%, 10/02/2044	30	33
Puget Energy Inc			Tyson Foods Inc
5.63%, 07/15/2022	60	69	2.65%, 08/15/2019	45	45
6.00%, 09/01/2021	285	333	4.88%, 08/15/2034	105	115
San Diego Gas & Electric Co			Wm Wrigley Jr Co
4.30%, 04/01/2042	125	135	2.40%, 10/21/2018(d)	235	237
Southern California Edison Co			3.38%, 10/21/2020(d)	415	424
4.05%, 03/15/2042	225	233			$2,642
Virginia Electric & Power Co
4.00%, 01/15/2043	35	36	Forest Products & Paper - 0.48%
4.45%, 02/15/2044	125	137	Cascades Inc
4.65%, 08/15/2043	65	73	5.50%, 07/15/2022(d)	70	70
		$7,467	Domtar Corp
			6.25%, 09/01/2042	285	306

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Forest Products & Paper (continued)			Home Builders - 0.20%
Domtar Corp (continued)			Lennar Corp
6.75%, 02/15/2044	$50	$56	4.13%, 12/01/2018	$90	$89
Georgia-Pacific LLC			4.50%, 11/15/2019	20	20
2.54%, 11/15/2019(d)	370	370	4.75%, 11/15/2022(e)	230	226
5.40%, 11/01/2020(d)	230	259	Standard Pacific Corp
International Paper Co			5.88%, 11/15/2024	35	35
4.80%, 06/15/2044	70	71	WCI Communities Inc
Mercer International Inc			6.88%, 08/15/2021	150	150
7.75%, 12/01/2022(d)	75	76	Woodside Homes Co LLC / Woodside Homes
Resolute Forest Products Inc			Finance Inc
5.88%, 05/15/2023	110	104	6.75%, 12/15/2021(d)	135	134
Sappi Papier Holding GmbH					$654
7.50%, 06/15/2032(d)	155	144
Tembec Industries Inc			Home Equity Asset Backed Securities - 0.06%
9.00%, 12/15/2019(d)	75	74	New Century Home Equity Loan Trust 2005-
		$1,530	1
			0.75%, 03/25/2035(e)	25	25
Healthcare - Products - 1.03%			Saxon Asset Securities Trust 2004-1
Becton Dickinson and Co			1.85%, 03/25/2035(e)	127	65
2.68%, 12/15/2019	225	228	Specialty Underwriting & Residential Finance
3.73%, 12/15/2024	335	345	Trust Series 2004-BC1
ConvaTec Finance International SA			0.93%, 02/25/2035(e)	123	113
8.25%, PIK 9.00%, 01/15/2019(d),(f)	200	203			$203
Kinetic Concepts Inc / KCI USA Inc
10.50%, 11/01/2018	40	43	Insurance - 2.10%
Medtronic Inc			American International Group Inc
2.50%, 03/15/2020(d)	355	356	3.38%, 08/15/2020	550	571
3.15%, 03/15/2022(d)	535	542	4.50%, 07/16/2044	385	407
3.50%, 03/15/2025(d)	290	297	5.45%, 05/18/2017	190	207
4.38%, 03/15/2035(d)	700	743	Five Corners Funding Trust
4.63%, 03/15/2045(d)	445	482	4.42%, 11/15/2023(d)	1,190	1,258
Universal Hospital Services Inc			Liberty Mutual Group Inc
			4.25%, 06/15/2023(d)	255	263
7.63%, 08/15/2020	90	77	5.00%, 06/01/2021(d)	320	349
		$3,316	7.00%, 03/07/2067(d),(e)	215	220
Healthcare - Services - 1.09%			7.80%, 03/07/2087(d)	420	492
Centene Corp			MetLife Inc
4.75%, 05/15/2022	955	957	4.88%, 11/13/2043	375	424
5.75%, 06/01/2017	258	273	Metropolitan Life Global Funding I
CHS/Community Health Systems Inc			1.30%, 04/10/2017(d)	260	260
5.13%, 08/01/2021	15	16	1.88%, 06/22/2018(d)	195	194
Fresenius Medical Care US Finance II Inc			TIAA Asset Management Finance Co LLC
4.75%, 10/15/2024(d)	100	101	2.95%, 11/01/2019(d)	695	696
5.88%, 01/31/2022(d)	85	92	4.13%, 11/01/2024(d)	325	333
Fresenius Medical Care US Finance Inc			Voya Financial Inc
6.50%, 09/15/2018(d)	55	61	2.90%, 02/15/2018	550	563
HCA Inc			5.65%, 05/15/2053(e)	465	460
4.75%, 05/01/2023	245	249	XLIT Ltd
5.00%, 03/15/2024	95	98	6.50%, 12/31/2049(e)	80	76
5.25%, 04/15/2025	105	110			$6,773
5.88%, 03/15/2022	85	93
LifePoint Hospitals Inc			Internet - 0.56%
5.50%, 12/01/2021	80	82	Alibaba Group Holding Ltd
			2.50%, 11/28/2019(d)	595	587
MPH Acquisition Holdings LLC			3.13%, 11/28/2021(d)	425	420
6.63%, 04/01/2022(d)	110	112
			3.60%, 11/28/2024(d)	400	397
Ventas Realty LP
1.25%, 04/17/2017	370	367	Equinix Inc
WellCare Health Plans Inc			4.88%, 04/01/2020	35	35
5.75%, 11/15/2020	875	903	5.38%, 01/01/2022	35	35
		$3,514	5.38%, 04/01/2023	115	115
			Zayo Group LLC / Zayo Capital Inc
Holding Companies - Diversified - 0.25%			8.13%, 01/01/2020	61	65
Alfa SAB de CV			10.13%, 07/01/2020	121	136
5.25%, 03/25/2024(d)	400	416			$1,790
Alphabet Holding Co Inc
7.75%, 11/01/2017	65	55	Iron & Steel - 0.39%
Nielsen Co Luxembourg SARL/The			ArcelorMittal
5.50%, 10/01/2021(d)	115	117	7.50%, 10/15/2039	330	342
Tenedora Nemak SA de CV			Commercial Metals Co
5.50%, 02/28/2023(d)	200	204	4.88%, 05/15/2023	240	229
		$792	Glencore Funding LLC
			3.13%, 04/29/2019(d)	600	601

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Iron & Steel (continued)			Media (continued)
Signode Industrial Group Lux SA/Signode			Time Warner Inc
Industrial Group US Inc			2.10%, 06/01/2019	$135	$133
6.38%, 05/01/2022(d)	$75	$73	4.05%, 12/15/2023	195	205
		$1,245	6.25%, 03/29/2041	450	559
			Unitymedia Hessen GmbH & Co KG /
Leisure Products & Services - 0.02%			Unitymedia NRW GmbH
NCL Corp Ltd			5.50%, 01/15/2023(d)	150	157
5.25%, 11/15/2019(d)	60	60
			Univision Communications Inc
			6.88%, 05/15/2019(d)	45	47
Lodging - 0.15%			8.50%, 05/15/2021(d)	120	128
MGM Resorts International			Viacom Inc
6.00%, 03/15/2023	55	55	4.25%, 09/01/2023	430	443
6.63%, 12/15/2021	30	32	4.38%, 03/15/2043	162	149
7.75%, 03/15/2022	10	11	4.85%, 12/15/2034	260	266
10.00%, 11/01/2016	60	67	5.85%, 09/01/2043	300	334
Wyndham Worldwide Corp			VTR Finance BV
2.50%, 03/01/2018	305	304	6.88%, 01/15/2024(d)	250	255
		$469	WideOpenWest Finance LLC /
			WideOpenWest Capital Corp
Machinery - Construction & Mining - 0.06%			13.38%, 10/15/2019	145	153
Ferreycorp SAA			10.25%, 07/15/2019	75	78
4.88%, 04/26/2020(d)	200	194
					$10,854

			Metal Fabrication & Hardware - 0.02%
Media- 3.37%			Wise Metals Intermediate Holdings LLC/Wise
21st Century Fox America Inc			Holdings Finance Corp
4.75%, 09/15/2044(d)	100	109	9.75%, PIK 10.50%, 06/15/2019(d),(f)	65	69
5.40%, 10/01/2043	340	405
6.15%, 02/15/2041	235	299
Cablevision Systems Corp			Mining - 0.95%
8.00%, 04/15/2020	70	79	Alcoa Inc
CBS Corp			5.13%, 10/01/2024	105	111
5.75%, 04/15/2020	380	433	Anglo American Capital PLC
Columbus International Inc			1.18%, 04/15/2016(b),(d),(e)	550	551
7.38%, 03/30/2021(d)	200	208	9.38%, 04/08/2019(d)	340	423
Comcast Corp			Barrick Gold Corp
4.20%, 08/15/2034	165	173	3.85%, 04/01/2022	145	140
4.75%, 03/01/2044	70	78	BHP Billiton Finance USA Ltd
6.40%, 03/01/2040	345	467	2.05%, 09/30/2018	5	5
6.50%, 11/15/2035	15	20	FMG Resources August 2006 Pty Ltd
CSC Holdings LLC			6.88%, 02/01/2018(d)	24	22
6.75%, 11/15/2021	45	50	6.88%, 04/01/2022(d)	60	50
Cumulus Media Holdings Inc			8.25%, 11/01/2019(d)	130	118
7.75%, 05/01/2019	45	45	Freeport-McMoRan Inc
DIRECTV Holdings LLC / DIRECTV			3.10%, 03/15/2020	245	238
Financing Co Inc			4.00%, 11/14/2021	340	337
3.95%, 01/15/2025	95	96	5.40%, 11/14/2034	330	322
4.45%, 04/01/2024	700	732	5.45%, 03/15/2043	25	24
5.00%, 03/01/2021	75	82	Newmont Mining Corp
5.15%, 03/15/2042	90	93	4.88%, 03/15/2042	260	226
6.00%, 08/15/2040	110	123	Rio Tinto Finance USA Ltd
6.38%, 03/01/2041	225	263	9.00%, 05/01/2019	150	190
DISH DBS Corp			St Barbara Ltd
5.88%, 07/15/2022	85	87	8.88%, 04/15/2018(d)	200	160
5.88%, 11/15/2024(d)	170	171	Taseko Mines Ltd
6.75%, 06/01/2021	175	188	7.75%, 04/15/2019	40	36
7.88%, 09/01/2019	274	311	Teck Resources Ltd
Grupo Televisa SAB			5.20%, 03/01/2042	55	45
6.63%, 01/15/2040	250	303	Volcan Cia Minera SAA
NBCUniversal Enterprise Inc			5.38%, 02/02/2022	50	49
0.92%, 04/15/2018(d),(e)	720	726			$3,047
Numericable-SFR
6.00%, 05/15/2022(d)	200	201	Miscellaneous Manufacturing - 0.83%
RCN Telecom Services LLC / RCN Capital			Ingersoll-Rand Global Holding Co Ltd
Corp			2.88%, 01/15/2019	150	152
8.50%, 08/15/2020(d)	125	129	5.75%, 06/15/2043	60	71
Time Warner Cable Inc			Ingersoll-Rand Luxembourg Finance SA
			3.55%, 11/01/2024	465	462
4.13%, 02/15/2021	675	722	4.65%, 11/01/2044	60	61
4.50%, 09/15/2042	440	452
5.88%, 11/15/2040	225	268	Parker-Hannifin Corp
			4.20%, 11/21/2034	120	127
6.55%, 05/01/2037	140	180	4.45%, 11/21/2044	90	97
6.75%, 07/01/2018	120	138
8.75%, 02/14/2019	255	316	Textron Inc
			6.20%, 03/15/2015	365	369

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)		Amount (000's)	Value (000's)

Miscellaneous Manufacturing (continued)				Mortgage Backed Securities (continued)
Tyco Electronics Group SA				JP Morgan Chase Commercial Mortgage
1.60%, 02/03/2015	$205	$205		Securities Corp
2.35%, 08/01/2019	385	385		1.93%, 12/15/2047(e)		$3,868	$370
2.38%, 12/17/2018	100	101		JP Morgan Chase Commercial Mortgage
3.50%, 02/03/2022	580	599		Securities Trust 2006-CIBC17
7.13%, 10/01/2037	20	27		5.43%, 12/12/2043		370	389
		$2,656		JP Morgan Chase Commercial Mortgage
				Securities Trust 2011-C5
Mortgage Backed Securities - 6.48%				3.15%, 08/15/2046		310	319
Banc of America Commercial Mortgage Trust				5.32%, 08/15/2046(d),(e)		350	389
2006-3				JP Morgan Chase Commercial Mortgage
5.89%, 07/10/2044	196	206		Securities Trust 2013-C16
Banc of America Commercial Mortgage Trust				1.36%, 12/15/2046(e)		12,372	837
2007-3				JPMBB Commercial Mortgage Securities
0.44%, 06/10/2049(d),(e)	300	290
				Trust 2014-C24
BB-UBS Trust				4.43%, 11/15/2047(e)		500	513
2.89%, 06/05/2030(d),(e)	350	343
			LB	-UBS Commercial Mortgage Trust 2005-

BCRR Trust 2009-1	220	238		C7
5.86%, 07/17/2040 (d)				5.32%, 11/15/2040		350	359
CD 2006-CD3 Mortgage Trust			LB	-UBS Commercial Mortgage Trust 2007-
5.62%, 10/15/2048	448	471		C1
COMM 2007-C9 Mortgage Trust				0.40%, 02/15/2040(e)		15,975	139
5.80%, 12/10/2049(e)	1,000	1,046
			LB	-UBS Commercial Mortgage Trust 2007-
Credit Suisse Commercial Mortgage Trust				C2
Series 2006-C5				5.43%, 02/15/2040		278	297
0.72%, 12/15/2039(e)	2,758	31
				Morgan Stanley Bank of America Merrill
Credit Suisse Commercial Mortgage Trust				Lynch Trust 2013-C9
Series 2007-C3				3.46%, 05/15/2046		400	408
5.70%, 06/15/2039(e)	362	386
				Morgan Stanley Bank of America Merrill
Credit Suisse First Boston Mortgage Securities				Lynch Trust 2014-C14
Corp				1.30%, 02/15/2047(e)		9,949	694
0.40%, 11/15/2037(d),(e)	1,162	—
				Morgan Stanley Capital I Trust 2007-HQ12
4.77%, 07/15/2037	335	338		5.59%, 04/12/2049(e)		225	240
CSMC Series 2009-RR1				5.59%, 04/12/2049(e)		637	641
5.38%, 02/15/2040(d)	385	404
				Morgan Stanley Capital I Trust 2007-IQ13
CSMC Series 2009-RR3				5.36%, 03/15/2044(e)		105	113
5.34%, 12/15/2043(d),(e)	340	360
				MSBAM Commercial Mortgage Securities

Fannie Mae REMIC Trust 2005-W2	157	155		Trust 2012-CKSV
0.37%, 05/25/2035(e)				1.14%, 10/15/2022(d),(e)		3,778	270
Fannie Mae REMICS				Residential Asset Securitization Trust 2004-
2.25%, 07/25/2040	370	366		A10
3.50%, 05/25/2027(e)	1,113	128
3.50%, 11/25/2027(e)	447	56		5.50%, 02/25/2035		52	53
3.50%, 07/25/2028(e)	859	101		UBS Commercial Mortgage Trust 2012-C1
				3.40%, 05/10/2045(e)		150	155
3.50%, 07/25/2040	235	236		UBS-Barclays Commercial Mortgage Trust
4.00%, 02/25/2029(e)	1,868	237
6.33%, 03/25/2022(e)	143	16		2012	-C3
				3.09%, 08/10/2049(e)		255	259
6.58%, 11/25/2036(e)	490	78
				UBS-Barclays Commercial Mortgage Trust

Freddie Mac REMICS (e)				2012	-C4
0.61%, 06/15/2023	17	17		1.85%, 12/10/2045(d),(e)		1,463	150
0.76%, 08/15/2018(e)	131	132		3.32%, 12/10/2045(d),(e)		500	503
1.25%, 09/15/2033	1,922	1,928		UBS-Barclays Commercial Mortgage Trust
2.75%, 03/15/2041	208	213		2013	-C5
3.00%, 10/15/2027(e)	278	32		3.18%, 03/10/2046(e)		335	341
4.00%, 11/15/2025(e)	1,806	214		4.09%, 03/10/2046(d),(e)		175	163
4.00%, 05/15/2028(e)	6,880	841
4.50%, 02/15/2029(e)	1,178	124		Washington Mutual Mortgage Pass-Through
6.89%, 07/15/2031(e)	92	1		Certificates WMALT Series 2006-AR1 Trust
				0.42%, 02/25/2036(e)		150	114
Freddie Mac Structured Agency Credit Risk				WFRBS Commercial Mortgage Trust 2013-
Debt Notes				C12
1.02%, 04/25/2024(e)	899	892		1.50%, 03/15/2048(d),(e)		3,928	315
Ginnie Mae				WFRBS Commercial Mortgage Trust 2014-
4.00%, 07/20/2036(e)	1,510	91
				C22
4.50%, 04/16/2044	865	163		4.07%, 09/15/2057		500	524
GS Mortgage Securities Trust 2011-GC5							$20,844
1.69%, 08/10/2044(d),(e)	15,752	919
GS Mortgage Securities Trust 2012-GCJ7				Office & Business Equipment - 0.16%
2.56%, 05/10/2045(e)	2,885	325		Xerox Corp
GS Mortgage Securities Trust 2013-GCJ12				2.95%, 03/15/2017		80	82
3.78%, 06/10/2046(e)	250	256		3.80%, 05/15/2024		180	177
HomeBanc Mortgage Trust 2005-5				6.75%, 02/01/2017		10	11
0.51%, 01/25/2036(e)	759	655		6.75%, 12/15/2039		215	262
							$532

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas - 4.09%			Oil & Gas (continued)
Afren PLC			Oasis Petroleum Inc
6.63%, 12/09/2020(d)	$300	$168	6.50%, 11/01/2021	$65	$59
Anadarko Petroleum Corp			6.88%, 03/15/2022	45	41
3.45%, 07/15/2024	480	469	6.88%, 01/15/2023	140	127
5.95%, 09/15/2016	415	444	Ocean Rig UDW Inc
6.45%, 09/15/2036	90	108	7.25%, 04/01/2019(d)	175	123
Apache Corp			Pacific Drilling SA
4.25%, 01/15/2044	340	297	5.38%, 06/01/2020(d)	50	41
4.75%, 04/15/2043	90	84	Pacific Rubiales Energy Corp
Baytex Energy Corp			5.13%, 03/28/2023(d)	250	197
5.13%, 06/01/2021(d)	45	38	5.63%, 01/19/2025(d)	400	307
BP Capital Markets PLC			7.25%, 12/12/2021(d)	275	239
0.77%, 05/10/2019(e)	650	641	PDC Energy Inc
Carrizo Oil & Gas Inc			7.75%, 10/15/2022	170	162
7.50%, 09/15/2020	125	120	Petrobras Global Finance BV
8.63%, 10/15/2018	120	120	3.25%, 03/17/2017	300	283
Chaparral Energy Inc			Petrobras International Finance Co SA
7.63%, 11/15/2022	81	53	5.38%, 01/27/2021	390	361
9.88%, 10/01/2020	90	61	Petroleos de Venezuela SA
Chesapeake Energy Corp			5.25%, 04/12/2017	275	124
3.48%, 04/15/2019(e)	95	93	Petroleos Mexicanos
4.88%, 04/15/2022	70	68	4.88%, 01/24/2022	450	471
6.13%, 02/15/2021	95	100	Phillips 66
CNOOC Finance 2013 Ltd			4.65%, 11/15/2034	165	169
3.00%, 05/09/2023	350	331	4.88%, 11/15/2044	180	184
CNOOC Nexen Finance 2014 ULC			RKI Exploration & Production LLC / RKI
4.25%, 04/30/2024	550	569	Finance Corp
ConocoPhillips Co			8.50%, 08/01/2021(d)	138	111
4.30%, 11/15/2044	130	136	Rosneft Oil Co via Rosneft International
Continental Resources Inc/OK			Finance Ltd
4.50%, 04/15/2023	170	162	4.20%, 03/06/2022(d)	250	182
4.90%, 06/01/2044	80	69	Rowan Cos Inc
Delek & Avner Tamar Bond Ltd			5.00%, 09/01/2017	275	287
5.41%, 12/30/2025(d)	100	99	5.40%, 12/01/2042	260	226
Devon Energy Corp			Seadrill Ltd
2.25%, 12/15/2018	480	478	6.13%, 09/15/2017(d)	220	195
Dolphin Energy Ltd			Seventy Seven Energy Inc
5.50%, 12/15/2021	250	281	6.50%, 07/15/2022	115	67
Ecopetrol SA			Talisman Energy Inc
4.13%, 01/16/2025	125	119	3.75%, 02/01/2021	215	208
Encana Corp			5.50%, 05/15/2042	300	283
5.15%, 11/15/2041	150	137	7.75%, 06/01/2019	325	374
EP Energy LLC / Everest Acquisition Finance			Total Capital SA
Inc			2.13%, 08/10/2018	10	10
9.38%, 05/01/2020	105	106	Transocean Inc
Gazprom OAO Via Gaz Capital SA			3.80%, 10/15/2022	220	178
4.30%, 11/12/2015(d)	450	439	Triangle USA Petroleum Corp
GeoPark Latin America Ltd Agencia en Chile			6.75%, 07/15/2022(d)	75	50
7.50%, 02/11/2020(d)	200	175	Ultra Petroleum Corp
Halcon Resources Corp			6.13%, 10/01/2024(d)	115	99
8.88%, 05/15/2021	30	23			$13,162
9.25%, 02/15/2022	50	37
9.75%, 07/15/2020	30	22	Oil & Gas Services - 0.29%
KazMunayGas National Co JSC			CGG SA
4.40%, 04/30/2023(d)	350	311	6.88%, 01/15/2022	40	30
Kerr-McGee Corp			Exterran Partners LP / EXLP Finance Corp
			6.00%, 10/01/2022(d)	55	47
7.88%, 09/15/2031	255	349
			FTS International Inc
Kodiak Oil & Gas Corp			6.25%, 05/01/2022(d)	110	80
5.50%, 01/15/2021	140	140
5.50%, 02/01/2022	40	40	Key Energy Services Inc
8.13%, 12/01/2019	40	41	6.75%, 03/01/2021	135	84
Linn Energy LLC / Linn Energy Finance			PHI Inc
Corp			5.25%, 03/15/2019	65	55
6.25%, 11/01/2019(e)	80	68	Weatherford International LLC
6.50%, 05/15/2019	185	158	6.35%, 06/15/2017	125	134
6.50%, 09/15/2021	150	122	Weatherford International Ltd/Bermuda
Noble Energy Inc			5.95%, 04/15/2042	430	364
3.90%, 11/15/2024	365	361	6.50%, 08/01/2036	150	138
5.05%, 11/15/2044	295	292			$932
Northern Blizzard Resources Inc			Other Asset Backed Securities - 2.97%
7.25%, 02/01/2022(d)	93	75	CNH Equipment Trust 2013-D
			0.49%, 03/15/2017	199	200

See accompanying notes.

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Pharmaceuticals (continued)
CNH Equipment Trust 2014-C			Valeant Pharmaceuticals International Inc
1.65%, 09/15/2021(e)	$500	$496	7.50%, 07/15/2021(d)	$135	$146
Countrywide Asset-Backed Certificates			Wyeth LLC
0.95%, 06/25/2035(e)	13	13	6.00%, 02/15/2036	90	117
Dell Equipment Finance Trust 2014-1			Zoetis Inc
0.64%, 07/22/2016(d)	3,000	3,000	1.15%, 02/01/2016	75	75
GE Dealer Floorplan Master Note Trust					$2,338
0.55%, 07/20/2019(e)	1,600	1,598
GreatAmerica Leasing Receivables			Pipelines - 2.31%
0.61%, 05/15/2016(d),(e)	489	489	Access Midstream Partners LP / ACMP
JP Morgan Mortgage Acquisition Trust 2007-			Finance Corp
CH3			4.88%, 05/15/2023	585	594
0.32%, 03/25/2037(e)	427	421	4.88%, 03/15/2024	90	91
MSDWCC Heloc Trust 2005-1			Boardwalk Pipelines LP
0.55%, 07/25/2017(e)	8	8	3.38%, 02/01/2023	250	228
Trade MAPS 1 Ltd			Buckeye Partners LP
0.86%, 12/10/2018(d),(e)	1,500	1,502	2.65%, 11/15/2018	75	74
Volvo Financial Equipment LLC Series 2013-			4.35%, 10/15/2024	450	441
1			DCP Midstream LLC
0.53%, 11/16/2015(d),(e)	34	34	5.85%, 05/21/2043(d),(e)	125	121
Volvo Financial Equipment LLC Series 2014-			El Paso Pipeline Partners Operating Co LLC
1			4.70%, 11/01/2042	220	199
0.54%, 11/15/2016(d),(e)	1,480	1,480	5.00%, 10/01/2021	220	231
Washington Mutual Asset-Backed Certificates			Enable Midstream Partners LP
			2.40%, 05/15/2019(d)	480	467
WMABS Series 2006-HE1 Trust
0.34%, 04/25/2036(e)	339	331	Enbridge Inc
			0.68%, 06/02/2017(e)	520	518
		$9,572	3.50%, 06/10/2024	295	277
Packaging & Containers - 0.70%			Energy Transfer Equity LP
Ardagh Packaging Finance PLC / Ardagh			5.88%, 01/15/2024	50	51
Holdings USA Inc			EnLink Midstream Partners LP
3.24%, 12/15/2019(d),(e)	200	193	4.40%, 04/01/2024	95	96
Berry Plastics Corp			5.05%, 04/01/2045	150	145
5.50%, 05/15/2022	215	218	Kinder Morgan Energy Partners LP
Beverage Packaging Holdings Luxembourg II			2.65%, 02/01/2019	355	350
SA / Beverage Packaging Holdings II			5.63%, 09/01/2041	135	134
5.63%, 12/15/2016(d)	25	25	Kinder Morgan Inc/DE
6.00%, 06/15/2017(d)	30	29	3.05%, 12/01/2019	400	397
Crown Cork & Seal Co Inc			4.30%, 06/01/2025	275	275
7.38%, 12/15/2026	152	168	5.30%, 12/01/2034	235	239
Exopack Holding Corp			Plains All American Pipeline LP / PAA
10.00%, 06/01/2018(d)	105	111	Finance Corp
Packaging Corp of America			4.90%, 02/15/2045	160	163
4.50%, 11/01/2023	330	346	Regency Energy Partners LP / Regency
Reynolds Group Issuer Inc / Reynolds Group			Energy Finance Corp
Issuer LLC / Reynolds Group Issuer			5.00%, 10/01/2022	115	109
(Luxembourg) S.A.			5.75%, 09/01/2020	85	85
7.13%, 04/15/2019	335	346	Sabine Pass Liquefaction LLC
7.88%, 08/15/2019	100	106	6.25%, 03/15/2022	110	112
9.88%, 08/15/2019	40	43	Sunoco Logistics Partners Operations LP
Rock-Tenn Co			4.25%, 04/01/2024	250	253
3.50%, 03/01/2020	565	573	5.35%, 05/15/2045	105	106
Sealed Air Corp			Targa Resources Partners LP / Targa
4.88%, 12/01/2022(d)	100	99	Resources Partners Finance Corp
		$2,257	4.13%, 11/15/2019(d)	15	14
			TransCanada PipeLines Ltd
Pharmaceuticals - 0.73%			4.63%, 03/01/2034	135	137
Actavis Funding SCS			5.00%, 10/16/2043	50	52
4.85%, 06/15/2044	115	117	7.13%, 01/15/2019	95	110
Express Scripts Holding Co			Transportadora de Gas Internacional SA ESP
2.25%, 06/15/2019	5	5	5.70%, 03/20/2022	250	262
6.13%, 11/15/2041	90	113	Western Gas Partners LP
Forest Laboratories Inc			2.60%, 08/15/2018	435	437
5.00%, 12/15/2021(d)	1,180	1,278
			5.45%, 04/01/2044	240	253
GlaxoSmithKline Capital Inc			Williams Cos Inc/The
5.38%, 04/15/2034	55	67	7.88%, 09/01/2021	355	410
Grifols Worldwide Operations Ltd					$7,431
5.25%, 04/01/2022(d)	200	204
Par Pharmaceutical Cos Inc			Real Estate - 0.12%
7.38%, 10/15/2020	70	73	China Overseas Finance Cayman VI Ltd
Salix Pharmaceuticals Ltd			4.25%, 05/08/2019	250	257
6.00%, 01/15/2021(d)	140	143

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Real Estate (continued)			Sovereign (continued)
Crescent Resources LLC / Crescent Ventures			Kenya Government International Bond
Inc			5.88%, 06/24/2019(d)	$200	$203
10.25%, 08/15/2017(d)	$110	$118	Panama Government International Bond
		$375	4.00%, 09/22/2024	200	206
			Poland Government International Bond
REITS- 0.30%			3.00%, 03/17/2023	150	149
DuPont Fabros Technology LP			Romanian Government International Bond
5.88%, 09/15/2021	40	41	4.88%, 01/22/2024(d)	170	185
HCP Inc			Russian Foreign Bond - Eurobond
2.63%, 02/01/2020	235	233	7.50%, 03/31/2030(e)	459	475
3.88%, 08/15/2024	260	264			$1,711
iStar Financial Inc
4.88%, 07/01/2018	35	34	Student Loan Asset Backed Securities - 2.59%
5.00%, 07/01/2019	15	14	Navient Private Education Loan Trust 2014-
9.00%, 06/01/2017	80	87	A
Prologis LP			0.64%, 05/16/2022(d),(e)	426	426
4.25%, 08/15/2023	155	164	Navient Student Loan Trust 2014-8
6.88%, 03/15/2020	112	132	0.45%, 08/25/2020(e)	1,000	1,000
		$969	SLM Private Education Loan Trust 2012-A
			1.56%, 08/15/2025(d),(e)	374	377
Retail - 0.62%			SLM Private Education Loan Trust 2012-B
Building Materials Holding Corp			1.26%, 12/15/2021(d),(e)	1,289	1,293
9.00%, 09/15/2018(d)	45	47
			SLM Private Education Loan Trust 2012-C
Claire's Stores Inc			1.26%, 08/15/2023(d),(e)	114	114
9.00%, 03/15/2019(d)	20	20
			SLM Private Education Loan Trust 2012-E
CVS Health Corp			0.91%, 06/15/2016(d),(e)	1,169	1,172
2.25%, 12/05/2018	65	66	SLM Private Education Loan Trust 2013-A
5.30%, 12/05/2043	200	239	0.76%, 08/15/2022(d),(e)	2,053	2,055
CVS Pass-Through Trust			SLM Student Loan Trust 2008-6
5.93%, 01/10/2034(d)	177	205	0.78%, 10/25/2017(e)	199	199
7.51%, 01/10/2032(d)	54	68
			SLM Student Loan Trust 2012-7
Landry's Holdings II Inc			0.33%, 02/27/2017(e)	65	65
10.25%, 01/01/2018(d)	90	93
			SLM Student Loan Trust 2013-5
Landry's Inc			0.42%, 05/25/2018(e)	257	257
9.38%, 05/01/2020(d)	85	90
			SLM Student Loan Trust 2013-6
Macy's Retail Holdings Inc			0.44%, 02/25/2019(e)	1,386	1,386
5.90%, 12/01/2016	420	456			$8,344
6.38%, 03/15/2037	185	234
6.90%, 04/01/2029	25	32	Telecommunications - 3.06%
Michaels FinCo Holdings LLC / Michaels			Altice Finco SA
FinCo Inc			8.13%, 01/15/2024(d)	200	195
7.50%, PIK 8.25%, 08/01/2018(d),(f)	14	14	Altice SA
Michaels Stores Inc			7.75%, 05/15/2022(d)	200	200
5.88%, 12/15/2020(d)	91	92	AT&T Inc
Neiman Marcus Group LTD LLC			4.30%, 12/15/2042	345	328
8.75%, 10/15/2021(d)	85	90	4.35%, 06/15/2045	229	216
New Academy Finance Co LLC / New			5.80%, 02/15/2019	5	6
Academy Finance Corp			B Communications Ltd
8.00%, PIK 8.75%, 06/15/2018(d),(f)	100	99	7.38%, 02/15/2021(d)	35	37
Suburban Propane Partners LP/Suburban			CC Holdings GS V LLC / Crown Castle GS
Energy Finance Corp			III Corp
7.38%, 03/15/2020	135	140	3.85%, 04/15/2023	510	507
		$1,985	Digicel Group Ltd
			8.25%, 09/30/2020(d)	400	388
Semiconductors - 0.06%			Digicel Ltd
Semiconductor Manufacturing International			8.25%, 09/01/2017	400	405
Corp			Eileme 2 AB
4.13%, 10/07/2019(d)	200	199	11.63%, 01/31/2020(d)	200	224
			Embarq Corp
Software - 0.11%			8.00%, 06/01/2036	100	112
Activision Blizzard Inc			ENTEL Chile SA
5.63%, 09/15/2021(d)	130	136	4.75%, 08/01/2026(d)	300	298
6.13%, 09/15/2023(d)	145	156	Frontier Communications Corp
MSCI Inc			6.25%, 09/15/2021	40	40
5.25%, 11/15/2024(d)	75	78	Goodman Networks Inc
		$370	12.13%, 07/01/2018	95	98
			Intelsat Jackson Holdings SA
Sovereign - 0.53%			7.25%, 10/15/2020	55	58
Chile Government International Bond			Intelsat Luxembourg SA
3.13%, 03/27/2025	250	249	7.75%, 06/01/2021	205	205
Federal Democratic Republic of Ethiopia			8.13%, 06/01/2023	115	117
6.63%, 12/11/2024(d)	250	244	Level 3 Communications Inc
			5.75%, 12/01/2022(d)	55	55

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications (continued)			Trucking & Leasing - 0.02%
Level 3 Escrow II Inc			Jurassic Holdings III Inc
5.38%, 08/15/2022(d)	$50	$50	6.88%, 02/15/2021(d)	$55	$51
Level 3 Financing Inc
6.13%, 01/15/2021	40	41	TOTAL BONDS		$216,498
8.13%, 07/01/2019	105	112		Principal
Ooredoo International Finance Ltd			CONVERTIBLE BONDS - 0.06%	Amount (000's)	Value (000's)
3.25%, 02/21/2023	250	241
SoftBank Corp			Semiconductors - 0.06%
4.50%, 04/15/2020(d)	205	202	Jazz Technologies Inc
			8.00%, 12/31/2018(d)	130	184
Sprint Capital Corp
6.88%, 11/15/2028	85	75
Sprint Communications Inc			TOTAL CONVERTIBLE BONDS		$184
6.00%, 11/15/2022	115	106	SENIOR FLOATING RATE INTERESTS - Principal
7.00%, 08/15/2020	135	135	4.07%	Amount (000's)	Value (000's)
9.00%, 11/15/2018(d)	45	51
			Aerospace & Defense - 0.09%
9.13%, 03/01/2017	25	27	B/E Aerospace Inc, Term Loan B
Sprint Corp			4.00%, 11/19/2021(e)	$300	$298
7.13%, 06/15/2024	200	186
7.88%, 09/15/2023	105	104
Telefonica Emisiones SAU			Apparel - 0.04%
5.13%, 04/27/2020	440	487	Calceus Acquisition Inc, Term Loan B1
6.42%, 06/20/2016	95	102	5.00%, 09/24/2020(e)	116	112
7.05%, 06/20/2036	25	33
T-Mobile USA Inc			Automobile Manufacturers - 0.09%
6.00%, 03/01/2023	60	60	FCA US LLC, Term Loan B
6.13%, 01/15/2022	20	20	3.50%, 05/24/2017(e)	29	29
6.25%, 04/01/2021	95	97	Navistar Inc, Term Loan B
6.50%, 01/15/2024	30	31	5.75%, 08/17/2017(e)	250	248
6.63%, 04/28/2021	85	87			$277
Verizon Communications Inc
1.35%, 06/09/2017	410	408	Automobile Parts & Equipment - 0.06%
1.99%, 09/14/2018(e)	750	780	Federal-Mogul Holdings Corp, Term Loan C
2.63%, 02/21/2020(d)	203	201	4.75%, 04/02/2021(e)	209	207
3.50%, 11/01/2024	455	447
4.40%, 11/01/2034	35	35
5.01%, 08/21/2054(d)	756	782	Building Materials - 0.09%
			GYP Holdings III Corp, Term Loan B
6.25%, 04/01/2037	25	31	4.75%, 03/26/2021(e)	124	121
6.40%, 09/15/2033	434	535	7.75%, 03/25/2022(e)	160	158
6.90%, 04/15/2038	85	111			$279
Virgin Media Finance PLC
6.00%, 10/15/2024(d)	200	209	Chemicals - 0.31%
Wind Acquisition Finance SA			AZ Chem US Inc, Term Loan
7.38%, 04/23/2021(d)	590	557	7.50%, 06/10/2022(e)	266	261
		$9,832	AZ Chem US Inc, Term Loan B
			4.53%, 06/10/2021(e)	29	28
Transportation - 0.67%			Eagle Spinco Inc, Term Loan B
CSX Corp			3.50%, 01/28/2017(e)	122	120
3.70%, 10/30/2020	320	338	Emerald Performance Materials LLC, Term
5.50%, 04/15/2041	185	223	Loan
6.25%, 03/15/2018	200	227	7.75%, 07/22/2022(e)	405	393
7.38%, 02/01/2019	170	204	Ineos US Finance LLC, Term Loan B
Eletson Holdings			3.75%, 05/04/2018(e)	184	178
9.63%, 01/15/2022(d)	110	108
Hornbeck Offshore Services Inc					$980
5.00%, 03/01/2021	65	53	Coal- 0.03%
Navios Maritime Acquisition Corp / Navios			Arch Coal Inc, Term Loan
Acquisition Finance US Inc			6.25%, 05/16/2018(e)	104	86
8.13%, 11/15/2021(d)	190	185
Navios Maritime Holdings Inc / Navios
Maritime Finance II US Inc			Commercial Services - 0.05%
7.38%, 01/15/2022(d)	140	128	Interactive Data Corp, Term Loan B
			4.75%, 05/02/2021(e)	121	120
Navios South American Logistics Inc / Navios
			TMS International CorpTerm Loan B
Logistics Finance US Inc			4.50%, 10/04/2020 , (e)	50	50
7.25%, 05/01/2022(d)	185	183
Pelabuhan Indonesia III PT					$170
4.88%, 10/01/2024(d)	400	402	Computers - 0.11%
Union Pacific Railroad Co 2014-1 Pass			Oberthur Technologies of America Corp,
Through Trust			Term Loan B2
3.23%, 05/14/2026(c)	120	121	4.50%, 10/18/2019(e)	248	241
		$2,172	Spansion LLC, Term Loan B
			3.75%, 12/18/2019(e)	113	111
					$352

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)		(continued)	Amount (000's)	Value (000's)

Consumer Products - 0.08%				Internet - 0.07%
Dell International LLC, Term Loan B				Zayo Group LLC, Term Loan B
4.50%, 03/24/2020(e)	$247	$246		4.00%, 07/02/2019(e)	$228	$225

Diversified Financial Services - 0.03%				Lodging - 0.08%
Delos Finance Sarl, Term Loan B				Caesars Entertainment Operating Co Inc, Term
3.50%, 02/26/2021(e)	100	99		Loan B6B
				6.99%, 01/28/2018(e)	29	26
				Caesars Entertainment Operating Co Inc, Term
Electric - 0.06%				Loan B7
Texas Competitive Electric Holdings Co LLC,				9.75%, 03/01/2017(e)	199	172
Term Loan NONEXT
4.69%, 04/25/2015(e)	285	182		Hilton Worldwide Finance LLC, Term Loan
				B
				3.50%, 09/23/2020(e)	43	42
Electronics - 0.11%						$240
Isola USA Corp, Term Loan B
9.25%, 11/29/2018(e)	376	355	Media	- 0.36%
				CCO Safari LLC, Term Loan G
				4.25%, 08/12/2021(e)	135	136
Entertainment - 0.38%				Cumulus Media Holdings Inc, Term Loan B
CCM Merger Inc, Term Loan B				4.25%, 12/23/2020(e)	128	124
4.50%, 07/30/2021(e)	619	609		iHeartCommunications Inc, Term Loan D-
Lions Gate Entertainment Corp, Term Loan				EXT
5.00%, 07/17/2020(e)	165	163		6.92%, 01/30/2019(e)	245	230
Peninsula Gaming LLC, Term Loan B				Numericable US LLC, Term Loan B1
4.25%, 11/30/2017(e)	76	75		4.50%, 04/23/2020(e)	71	70
WMG Acquisition Corp, Term Loan B				Numericable US LLC, Term Loan B2
3.75%, 07/07/2020(e)	402	386		4.50%, 04/23/2020(e)	61	61
		$1,233		Univision Communications Inc, Term Loan
				C3
Food- 0.04%				4.00%, 03/01/2020(e)	25	24
HJ Heinz Co, Term Loan B2
3.50%, 03/27/2020(e)	137	136		Univision Communications Inc, Term Loan
				C4
				4.00%, 03/01/2020(e)	191	187
Forest Products & Paper - 0.30%				WideOpenWest Finance LLC, Term Loan B
Caraustar Industries Inc, Term Loan B				4.75%, 03/27/2019(e)	122	121
0.00%, 05/01/2019(e),(g)	115	113		WideOpenWest Finance LLC, Term Loan B1
7.50%, 04/26/2019(e)	390	386		3.75%, 07/17/2017(e)	222	220
NewPage Corp, Term Loan B						$1,173
9.50%, 02/05/2021(e)	495	470
		$969		Mining - 0.17%
				American Rock Salt Co LLC, Term Loan
Healthcare - Products - 0.04%				8.00%, 05/16/2022(e)	400	395
Accellent Inc, Term Loan				FMG Resources August 2006 Pty Ltd, Term
4.50%, 02/19/2021(e)	54	53		Loan B
Kinetic Concepts Inc, Term Loan E1				3.07%, 06/30/2019(e)	183	166
4.00%, 05/04/2018(e)	88	86				$561

		$139		Oil & Gas - 0.19%
Healthcare - Services - 0.23%				Drillships Financing Holding Inc, Term Loan
CHS/Community Health Systems Inc, Term				B1
Loan D				6.00%, 03/31/2021(e)	249	194
4.25%, 01/27/2021(e)	40	39		Seadrill Operating LP, Term Loan B
CHS/Community Health Systems Inc, Term				4.00%, 02/12/2021(e)	521	403
Loan E				Seventy Seven Operating LLC, Term Loan B
3.49%, 01/25/2017(e)	124	123		3.14%, 06/17/2021(e)	30	25
DaVita HealthCare Partners Inc, Term Loan						$622
B
3.50%, 06/18/2021(e)	60	59		Oil & Gas Services - 0.02%
MPH Acquisition Holdings LLC, Term Loan				FTS International Inc, Term Loan
				5.75%, 04/09/2021(e)	79	62
B
3.80%, 03/19/2021(e)	219	213
Radnet Management Inc, Term Loan B				Pharmaceuticals - 0.26%
8.00%, 03/25/2021(e)	295	292		Grifols Worldwide Operations USA Inc, Term
		$726		Loan B
				3.17%, 03/05/2021(e)	114	112
Insurance - 0.19%				JLL/Delta Dutch Newco BV, Term Loan B
Asurion LLC, Term Loan				4.52%, 01/22/2021(e)	104	101
8.50%, 02/19/2021(e)	505	501
				Par Pharmaceutical Cos Inc, Term Loan B1
Asurion LLC, Term Loan B1				4.00%, 09/30/2019(e)	341	331
5.00%, 05/24/2019(e)	67	66
				Salix Pharmaceuticals Ltd, Term Loan B
Asurion LLC, Term Loan B2				4.25%, 01/20/2020(e)	123	122
4.25%, 06/19/2020(e)	52	50
		$617

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

SENIOR FLOATING RATE INTERESTS		Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)		Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Pharmaceuticals (continued)				Federal Home Loan Mortgage Corporation (FHLMC)
Valeant Pharmaceuticals International Inc,				(continued)
Term Loan BE				7.00%, 12/01/2030	$4	$4
3.50%, 08/05/2020(e)		$163	$162	7.00%, 01/01/2031	5	6
				7.00%, 01/01/2031	2	2
			$828	7.00%, 02/01/2031	3	3
Pipelines - 0.02%				7.00%, 12/01/2031	37	39
NGPL PipeCo LLC, Term Loan B				7.50%, 04/01/2030	6	7
6.75%, 05/04/2017(e)		54	52	7.50%, 09/01/2030	5	5
				7.50%, 03/01/2031	22	26
				8.00%, 09/01/2030	80	88
REITS- 0.06%						$6,249
iStar Financial Inc, Term Loan A2
7.00%, 03/19/2017(e)		199	205	Federal National Mortgage Association (FNMA) - 17.60%
				2.13%, 07/01/2034(e)	34	36
				2.23%, 07/01/2034(e)	3	3
Retail - 0.26%				2.31%, 03/01/2035(e)	79	84
Academy Ltd, Term Loan B				2.50%, 01/01/2030(h)	2,480	2,525
4.05%, 08/03/2018(e)		162	159
				3.00%, 01/01/2028(h)	750	780
Michaels Stores Inc, Term Loan B
3.75%, 01/24/2020(e)		202	197	3.00%, 03/01/2034	830	858
4.00%, 01/20/2028(e)		180	176	3.00%, 11/01/2042	1,289	1,308
				3.00%, 05/01/2043	314	318
Neiman Marcus Group LTD LLC, Term				3.00%, 01/01/2045(h)	5,250	5,311
Loan				3.50%, 01/01/2030(h)	900	951
4.25%, 10/25/2020(e)		299	292
				3.50%, 08/01/2034	958	1,008
			$824	3.50%, 01/01/2041	78	81
Software - 0.17%				3.50%, 03/01/2042	1,269	1,330
Activision Blizzard Inc, Term Loan B				3.50%, 06/01/2042	1,255	1,315
3.25%, 07/26/2020(e)		251	250	3.50%, 11/01/2042	1,649	1,729
Evergreen Skills Lux Sarl, Term Loan				3.50%, 01/01/2043(h)	1,200	1,251
3.75%, 04/08/2021(e)		190	182	3.50%, 07/01/2043	651	682
First Data Corp, Term Loan B				3.50%, 09/01/2044	3,464	3,625
4.17%, 03/24/2021(e)		125	123	3.50%, 11/01/2044	788	826
			$555	4.00%, 10/01/2019	71	75
				4.00%, 08/01/2020	332	352
Telecommunications - 0.08%				4.00%, 06/01/2026	730	779
Altice Financing SA, Delay-Draw Term Loan				4.00%, 03/01/2034	785	852
DD				4.00%, 11/01/2040	2,784	2,991
5.50%, 07/03/2019(e)		172	169	4.00%, 01/01/2045(h)	9,250	9,872
Integra Telecom Holdings Inc, Term Loan				4.50%, 07/01/2025	127	137
5.25%, 02/19/2020(e)		73	73	4.50%, 04/01/2039	1,965	2,137
NTELOS Inc, Term Loan B				4.50%, 09/01/2040	445	486
5.75%, 11/09/2019(e)		35	30	4.50%, 11/01/2040	1,849	2,025
			$272	4.50%, 01/01/2041	805	882
TOTAL SENIOR FLOATING RATE INTERESTS			$13,082	4.50%, 01/01/2041	505	552
U.S. GOVERNMENT & GOVERNMENT	Principal			4.50%, 09/01/2041	439	478
AGENCY OBLIGATIONS - 34.95%	Amount (000's) Value (000's)			4.50%, 01/01/2042(h)	200	217
Federal Home Loan Mortgage Corporation (FHLMC) -				5.00%, 05/01/2039	3,431	3,817
1.94%				5.00%, 12/01/2039	77	86
2.25%, 02/01/2037(e)		$25	$26	5.00%, 02/01/2040	415	461
2.62%, 02/01/2034(e)		5	5	5.00%, 06/01/2040	37	40
3.50%, 04/01/2042		341	356	5.00%, 01/01/2045(h)	1,500	1,657
4.00%, 10/01/2044		896	961	5.50%, 06/01/2019	50	53
4.50%, 07/01/2024		66	71	5.50%, 07/01/2019	30	33
4.50%, 08/01/2040		53	58	5.50%, 07/01/2019	11	12
4.50%, 06/01/2044		659	718	5.50%, 08/01/2019	9	9
5.00%, 05/01/2018		177	186	5.50%, 08/01/2019	38	40
5.00%, 06/01/2031		298	332	5.50%, 10/01/2019	74	80
5.00%, 10/01/2035		105	117	5.50%, 10/01/2019	51	54
5.00%, 06/01/2041	2,496		2,787	5.50%, 12/01/2022	52	58
6.00%, 03/01/2031		18	20	5.50%, 07/01/2033	693	781
6.00%, 06/01/2032		56	65	5.50%, 04/01/2035	61	68
6.00%, 10/01/2032		35	41	5.50%, 08/01/2036	1,147	1,284
6.00%, 01/01/2038		160	182	5.50%, 02/01/2037	19	22
6.50%, 04/01/2016		2	2	5.50%, 05/01/2040	128	143
6.50%, 03/01/2029		8	9	5.50%, 05/01/2040	136	154
6.50%, 05/01/2029		12	14	5.73%, 02/01/2036(e)	36	38
6.50%, 04/01/2031		5	6	6.00%, 05/01/2031	6	7
6.50%, 02/01/2032		11	13	6.00%, 07/01/2035	324	371
6.50%, 05/01/2032		25	28	6.00%, 02/01/2037	466	528
6.50%, 05/01/2032		10	12	6.00%, 02/01/2038	154	177
6.50%, 04/01/2035		19	21	6.50%, 03/01/2032	11	13
7.00%, 12/01/2029		30	34	6.50%, 07/01/2037	89	107
7.00%, 06/01/2030		5	5	6.50%, 07/01/2037	61	72

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		(c)	Fair value of these investments is determined in good faith by the Manager
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
Federal National Mortgage Association (FNMA) (continued)			$1,110 or 0.35% of net assets.
6.50%, 02/01/2038	$65	$78	(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 03/01/2038	43	50	1933. These securities may be resold in transactions exempt from
6.50%, 09/01/2038	400	455	registration, normally to qualified institutional buyers. At the end of the
7.00%, 02/01/2032	18	19	period, the value of these securities totaled $62,838 or 19.53% of net
		$56,623	assets.
Government National Mortgage Association (GNMA) -			(e) Variable Rate. Rate shown is in effect at December 31, 2014.
6.99%			(f)	Payment in kind; the issuer has the option of paying additional securities
1.50%, 07/20/2043(e)	594	601
1.63%, 01/20/2035(e)	44	46	in lieu of cash.
2.00%, 04/20/2043(e)	743	760	(g)	This Senior Floating Rate Note will settle after December 31, 2014, at
			which time the interest rate will be determined.
3.00%, 01/01/2043	1,500	1,534	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.00%, 07/20/2044	1,259	1,289	Notes to Financial Statements for additional information.
3.50%, 01/15/2042(h)	5,000	5,248
			(i) Security or a portion of the security was pledged to cover margin
3.50%, 10/15/2042	83	87	requirements for futures contracts. At the end of the period, the value of
3.50%, 08/15/2043	457	482	these securities totaled $103 or 0.03% of net assets.
3.50%, 10/20/2044	497	523	(j) Security or a portion of the security was pledged to cover margin
4.00%, 01/01/2042(h)	2,750	2,950
			requirements for swap and/or swaption contracts. At the end of the period,
4.00%, 02/15/2042	331	358	the value of these securities totaled $769 or 0.24% of net assets.
4.00%, 01/01/2045	2,500	2,680	(k) Rate shown is the discount rate of the original purchase.
4.50%, 09/15/2039	1,333	1,486
4.50%, 01/20/2040	329	362
4.50%, 08/20/2040	661	726
4.50%, 10/20/2040	250	275	Portfolio Summary (unaudited)
4.50%, 11/15/2040	280	311	Sector	Percent
5.00%, 02/15/2034	550	612	Mortgage Securities	33.01%
5.00%, 10/15/2034	196	218	Asset Backed Securities	14.55%
5.00%, 10/20/2039	145	162	Financial	13.61%
5.00%, 07/20/2040	60	66	Government	8.95%
5.00%, 09/20/2041	334	372	Communications	7.64%
5.50%, 12/20/2033	270	305	Energy	6.95%
5.50%, 05/20/2035	31	35	Consumer, Non-cyclical	6.47%
6.00%, 01/20/2029	51	59	Industrial	4.26%
6.00%, 07/20/2029	8	9	Consumer, Cyclical	3.85%
6.00%, 12/15/2033	43	50	Exchange Traded Funds	3.85%
6.00%, 12/20/2036	164	184	Basic Materials	3.33%
6.50%, 03/20/2028	8	9	Utilities	2.38%
6.50%, 05/20/2029	7	8	Technology	1.66%
6.50%, 12/15/2032	563	650	Diversified	0.25%
7.00%, 03/15/2031	15	18	Liabilities in Excess of Other Assets, Net	(10.76)%
7.50%, 05/15/2029	20	20	TOTAL NET ASSETS	100.00%
8.00%, 12/15/2030	10	12
		$22,507

U.S. Treasury - 7.45%
0.50%, 11/30/2016	350	349
0.88%, 04/30/2017(i)	2,850	2,854
1.00%, 08/31/2016	300	302
1.75%, 09/30/2019	4,630	4,657
1.88%, 08/31/2017(j)	2,705	2,767
1.88%, 11/30/2021	5,550	5,518
2.00%, 10/31/2021	30	30
2.38%, 08/15/2024	2,260	2,302
2.63%, 01/31/2018	1,700	1,775
3.00%, 11/15/2044	200	210
3.13%, 02/15/2042	1,290	1,389
3.75%, 11/15/2043	1,500	1,803
		$23,956

U.S. Treasury Bill - 0.97%
0.02%, 02/12/2015(k)	1,000	1,000
0.02%, 02/05/2015(k)	2,115	2,115
		$3,115
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$112,450
Total Investments		$356,339
Liabilities in Excess of Other Assets, Net - (10.76)%		$(34,604)
TOTAL NET ASSETS - 100.00%		$321,735

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2014

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional		Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Paid/(Received)	(Depreciation)	Asset	Liability
Barclays Bank PLC	CDX.EM.22 5 Y	(1.00)%	12/20/2019	$4,000		$289	$129	$418	$—
Total						$289	$129	$418	$—

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional		Premiums	Appreciation/
	Reference Entity	Fixed Rate	Date	Amount		Paid/(Received)	(Depreciation)	Fair Value
	CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	$7,000		$(328)	$(106)		$(434)
	CDX.NA.HY.23 5Y	(5.00)%	12/20/2019	7,000		(435)	—		(435)
Total						$(763)	$(106)		$(869)

Amounts in thousands

Futures Contracts

									Unrealized
Type		Long/Short	Contracts	Notional Value			Fair Value		Appreciation/(Depreciation)
US Long Bond; March 2015		Long	26	$3,734	$		3,759 $		25
US Ultra Bond; March 2015		Long	32	5,281			5,286		5
Total							$		30

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

INVESTMENT COMPANIES - 9.91%	Shares Held	Value (000's)			Principal
			BONDS (continued)		Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 9.91%
Goldman Sachs Financial Square Funds -	171,991,837	$171,992	Agriculture (continued)
Money Market Fund			Philip Morris International Inc	(continued)
			6.38%, 05/16/2038		$100	$128
TOTAL INVESTMENT COMPANIES		$171,992	Reynolds American Inc
	Principal		4.85%, 09/15/2023		350	377
BONDS- 34.35%	Amount (000's)	Value (000's)				$5,076

Advertising - 0.01%			Airlines - 0.10%
Omnicom Group Inc			American Airlines 2011-1 Class A Pass
4.45%, 08/15/2020	$128	$138	Through Trust
			5.25%, 07/31/2022(b)		153	165
			American Airlines 2014-1 Class A Pass
Aerospace & Defense - 0.37%			Through Trust
Boeing Capital Corp			3.70%, 10/01/2026(b)		400	402
4.70%, 10/27/2019	33	37	Continental Airlines 2010-1 Class A Pass
Boeing Co/The			Through Trust
3.75%, 11/20/2016	51	54	4.75%, 01/12/2021(b)		42	45
5.88%, 02/15/2040	154	202	Continental Airlines 2012-2 Class A Pass
7.95%, 08/15/2024	200	280	Through Trust
Exelis Inc			4.00%, 04/29/2026(b)		189	192
4.25%, 10/01/2016	128	132	Delta Air Lines 2007-1 Class A Pass Through
L-3 Communications Corp			Trust
1.50%, 05/28/2017	250	247	6.82%, 02/10/2024(b)		81	93
4.95%, 02/15/2021	277	301	Southwest Airlines Co
Lockheed Martin Corp			2.75%, 11/06/2019		300	301
2.13%, 09/15/2016	100	102	UAL 2009-2A Pass Through Trust
3.35%, 09/15/2021	102	106	9.75%, 01/15/2017(b)		139	155
4.07%, 12/15/2042	47	47	United Airlines 2014-2 Class A Pass Through
5.50%, 11/15/2039	220	271	Trust
6.15%, 09/01/2036	290	379	3.75%, 09/03/2026(b)		200	202
Northrop Grumman Corp			US Airways 2013-1 Class A Pass Through
1.75%, 06/01/2018	1,000	993	Trust
3.50%, 03/15/2021	277	288	3.95%, 11/15/2025(b)		194	198
Raytheon Co						$1,753
3.13%, 10/15/2020	77	79
4.88%, 10/15/2040	154	175	Apparel - 0.02%
United Technologies Corp			NIKE Inc
3.10%, 06/01/2022	1,950	1,990	2.25%, 05/01/2023		200	194
4.50%, 04/15/2020	74	82	3.63%, 05/01/2043		200	199
4.50%, 06/01/2042	200	218				$393
5.38%, 12/15/2017	102	113	Automobile Asset Backed Securities - 0.23%
5.70%, 04/15/2040	51	64	Ally Auto Receivables Trust 2012-3
6.13%, 07/15/2038	18	24	1.06%, 02/15/2017(a)		349	350
6.70%, 08/01/2028	175	236	Ally Auto Receivables Trust 2012-4
		$6,420	0.59%, 01/17/2017		67	67
Agriculture - 0.29%			Ally Auto Receivables Trust 2013-2
Altria Group Inc			1.24%, 11/15/2018		500	498
4.00%, 01/31/2024	350	365	Carmax Auto Owner Trust 2013-2
4.75%, 05/05/2021	128	141	0.84%, 11/15/2018		300	297
5.38%, 01/31/2044	200	228	CarMax Auto Owner Trust 2013-4
9.25%, 08/06/2019	126	162	0.80%, 07/16/2018		500	499
9.70%, 11/10/2018	51	65	Ford Credit Auto Owner Trust 2012-A
9.95%, 11/10/2038	57	97	1.15%, 06/15/2017		500	502
10.20%, 02/06/2039	68	118	Ford Credit Auto Owner Trust 2012-B
Archer-Daniels-Midland Co			1.00%, 09/15/2017		400	401
4.48%, 03/01/2021(a)	128	141	Honda Auto Receivables Owner Trust 2014-
Bunge Ltd Finance Corp
5.38%, 09/15/2035	892	1,080	3 0.88%, 06/15/2018(a)		500	498
4.10%, 03/15/2016	77	79	Hyundai Auto Receivables Trust 2012-C
Lorillard Tobacco Co			1.06%, 06/15/2018		266	265
6.88%, 05/01/2020	500	589	Nissan Auto Receivables 2012-A Owner
8.13%, 06/23/2019	36	44	Trust
8.13%, 05/01/2040	25	35	1.00%, 07/16/2018		150	151
Philip Morris International Inc			World Omni Auto Receivables Trust 2013-B
1.13%, 08/21/2017	100	100	1.32%, 01/15/2020(a)		515	514
1.25%, 11/09/2017	500	497				$4,042
2.50%, 05/16/2016	128	131	Automobile Manufacturers - 0.18%
2.90%, 11/15/2021	51	52	American Honda Finance Corp
4.38%, 11/15/2041	51	53	1.55%, 12/11/2017		350	352
4.50%, 03/26/2020	131	144	Daimler Finance North America LLC
4.50%, 03/20/2042	400	422	8.50%, 01/18/2031		102	156
5.65%, 05/16/2018	25	28

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Automobile Manufacturers (continued)			Banks (continued)
Ford Motor Co			BB&T Corp
4.75%, 01/15/2043	$400	$422	1.60%, 08/15/2017	$200	$200
7.45%, 07/16/2031	100	136	3.95%, 04/29/2016	29	30
PACCAR Financial Corp			5.20%, 12/23/2015	125	130
1.40%, 11/17/2017	320	319	6.85%, 04/30/2019	18	21
Toyota Motor Credit Corp			BNP Paribas SA
1.13%, 05/16/2017	500	498	2.38%, 09/14/2017	200	203
1.25%, 10/05/2017	400	399	2.40%, 12/12/2018	750	757
2.05%, 01/12/2017	77	78	4.25%, 10/15/2024	750	758
2.13%, 07/18/2019	500	502	5.00%, 01/15/2021	77	87
2.63%, 01/10/2023	100	99	BPCE SA
3.30%, 01/12/2022	77	80	1.61%, 07/25/2017	750	751
		$3,041	4.00%, 04/15/2024	250	261
			Branch Banking & Trust Co
Automobile Parts & Equipment - 0.03%			1.45%, 10/03/2016	200	201
Johnson Controls Inc			2.30%, 10/15/2018	750	758
1.40%, 11/02/2017	200	198	Canadian Imperial Bank of
3.75%, 12/01/2021	77	80	Commerce/Canada
5.00%, 03/30/2020	64	70	1.35%, 07/18/2016	300	302
5.25%, 12/01/2041	128	144	Capital One Financial Corp
		$492	2.45%, 04/24/2019	250	249
Banks- 5.31%			3.50%, 06/15/2023	84	85
Abbey National Treasury Services			Capital One NA/Mclean VA
PLC/London			1.50%, 09/05/2017	500	496
3.05%, 08/23/2018	500	518	Citigroup Inc
Associated Banc-Corp			1.30%, 04/01/2016	360	361
4.25%, 01/15/2025	500	501	1.30%, 11/15/2016	250	250
Australia & New Zealand Banking Group			1.70%, 07/25/2016	300	302
Ltd/New York NY			3.50%, 05/15/2023	600	584
1.25%, 06/13/2017	400	399	3.75%, 06/16/2024	500	511
Bank of America Corp			3.95%, 06/15/2016	257	267
1.25%, 01/11/2016	100	100	4.05%, 07/30/2022	200	207
1.35%, 11/21/2016	500	499	4.30%, 11/20/2026	500	499
2.00%, 01/11/2018	500	500	4.45%, 01/10/2017	154	163
2.60%, 01/15/2019	750	756	4.50%, 01/14/2022	454	496
3.30%, 01/11/2023	300	300	5.50%, 09/13/2025	300	332
3.63%, 03/17/2016	180	185	5.88%, 02/22/2033	48	55
3.88%, 03/22/2017	200	209	5.88%, 01/30/2042	328	413
4.13%, 01/22/2024	1,000	1,050	6.00%, 10/31/2033	115	136
4.88%, 04/01/2044	500	552	6.13%, 11/21/2017	328	366
5.42%, 03/15/2017	201	216	6.13%, 05/15/2018	300	340
5.63%, 07/01/2020	380	433	6.63%, 06/15/2032	112	140
5.65%, 05/01/2018	455	505	8.13%, 07/15/2039	228	349
5.70%, 01/24/2022	580	672	8.50%, 05/22/2019	728	907
5.88%, 02/07/2042	228	285	Citizens Bank NA/Providence RI
6.00%, 09/01/2017	265	292	1.60%, 12/04/2017	500	498
6.05%, 05/16/2016	224	237	Commonwealth Bank of Australia/New York
6.11%, 01/29/2037	450	531	NY
6.50%, 08/01/2016	890	959	1.13%, 03/13/2017	500	498
6.88%, 04/25/2018	205	235	2.50%, 09/20/2018	200	203
7.63%, 06/01/2019	300	363	Cooperatieve Centrale Raiffeisen-
Bank of America NA			Boerenleenbank BA/Netherlands
1.13%, 11/14/2016	300	299	3.38%, 01/19/2017	128	134
1.25%, 02/14/2017	350	349	3.88%, 02/08/2022	328	349
Bank of Montreal			3.95%, 11/09/2022	300	306
1.30%, 07/14/2017	750	747	4.50%, 01/11/2021	51	56
1.45%, 04/09/2018	300	296	5.25%, 05/24/2041	500	598
2.50%, 01/11/2017	228	234	Credit Suisse/New York NY
Bank of New York Mellon Corp/The			1.38%, 05/26/2017	300	299
2.10%, 08/01/2018	300	303	3.63%, 09/09/2024	400	407
2.20%, 05/15/2019	500	501	5.40%, 01/14/2020	200	224
3.55%, 09/23/2021	51	53	Deutsche Bank AG/London
5.50%, 12/01/2017	32	35	1.40%, 02/13/2017	500	499
Bank of Nova Scotia/The			6.00%, 09/01/2017	344	382
1.10%, 12/13/2016	750	751	Discover Bank/Greenwood DE
1.45%, 04/25/2018	300	297	2.00%, 02/21/2018	200	199
2.90%, 03/29/2016	302	310	4.25%, 03/13/2026	500	518
Barclays Bank PLC			Fifth Third Bancorp
5.14%, 10/14/2020	1,000	1,075	3.63%, 01/25/2016	790	809
6.75%, 05/22/2019	200	235	5.45%, 01/15/2017	51	55
			8.25%, 03/01/2038	385	578

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Banks (continued)
Goldman Sachs Group Inc/The			Korea Development Bank/The
1.60%, 11/23/2015	$630	$633	1.00%, 01/22/2016	$400	$399
3.63%, 02/07/2016	757	777	2.50%, 03/11/2020	500	498
4.00%, 03/03/2024	500	519	3.25%, 03/09/2016	300	307
5.25%, 07/27/2021	502	567	Korea Finance Corp
5.38%, 03/15/2020	500	560	2.88%, 08/22/2018	350	358
5.63%, 01/15/2017	282	302	Landwirtschaftliche Rentenbank
5.75%, 01/24/2022	228	264	0.88%, 09/12/2017	200	199
6.13%, 02/15/2033	750	919	1.75%, 04/15/2019	350	352
6.15%, 04/01/2018	821	922	2.38%, 09/13/2017	200	207
6.25%, 02/01/2041	700	885	5.00%, 11/08/2016	102	110
6.45%, 05/01/2036	351	424	Lloyds Bank PLC
HSBC Holdings PLC			2.35%, 09/05/2019	400	400
4.00%, 03/30/2022	128	136	4.88%, 01/21/2016	180	187
4.25%, 03/14/2024	500	520	6.38%, 01/21/2021	51	61
5.10%, 04/05/2021	228	258	Morgan Stanley
6.10%, 01/14/2042	154	206	1.75%, 02/25/2016	1,200	1,207
6.50%, 05/02/2036	400	514	3.75%, 02/25/2023	200	205
6.50%, 09/15/2037	500	642	3.80%, 04/29/2016	278	287
HSBC USA Inc			4.75%, 03/22/2017	400	426
1.50%, 11/13/2017	400	399	5.00%, 11/24/2025	500	534
1.63%, 01/16/2018	300	299	5.63%, 09/23/2019	1,321	1,491
2.63%, 09/24/2018	200	205	5.75%, 10/18/2016	590	633
Industrial & Commercial Bank of China			5.75%, 01/25/2021	1,050	1,205
Ltd/New York			6.25%, 08/28/2017	375	417
2.35%, 11/13/2017	400	399	6.38%, 07/24/2042	600	797
Intesa Sanpaolo SpA			7.25%, 04/01/2032	165	226
2.38%, 01/13/2017	500	504	MUFG Capital Finance 1 Ltd
3.13%, 01/15/2016	100	102	6.35%, 07/29/2049(a)	1,000	1,065
JP Morgan Chase & Co			MUFG Union Bank NA
1.13%, 02/26/2016	300	301	2.25%, 05/06/2019	400	399
1.35%, 02/15/2017	350	350	National Australia Bank Ltd/New York
1.63%, 05/15/2018	300	297	1.30%, 07/25/2016	400	402
2.60%, 01/15/2016	257	261	2.30%, 07/25/2018	400	407
3.20%, 01/25/2023	1,000	1,001	Northern Trust Corp
3.25%, 09/23/2022	300	302	3.95%, 10/30/2025	500	520
3.38%, 05/01/2023	400	396	Oesterreichische Kontrollbank AG
3.45%, 03/01/2016	277	284	2.00%, 06/03/2016	400	408
3.88%, 09/10/2024	500	500	PNC Bank NA
4.40%, 07/22/2020	162	176	1.30%, 10/03/2016	350	352
4.50%, 01/24/2022	257	281	2.25%, 07/02/2019	1,000	998
4.63%, 05/10/2021	257	283	3.80%, 07/25/2023	400	412
4.95%, 03/25/2020	57	63	PNC Funding Corp
5.40%, 01/06/2042	102	120	2.70%, 09/19/2016	228	234
5.60%, 07/15/2041	154	186	4.38%, 08/11/2020	51	56
5.63%, 08/16/2043	350	407	5.13%, 02/08/2020	25	28
6.30%, 04/23/2019	800	929	5.63%, 02/01/2017	102	110
6.40%, 05/15/2038	200	261	6.70%, 06/10/2019	25	30
JP Morgan Chase Bank NA			Royal Bank of Canada
6.00%, 10/01/2017	1,000	1,110	1.25%, 06/16/2017	400	398
KeyBank NA/Cleveland OH			2.20%, 07/27/2018	400	404
2.50%, 12/15/2019	500	502	2.88%, 04/19/2016	251	258
KeyCorp			Royal Bank of Scotland PLC/The
5.10%, 03/24/2021	102	115	5.63%, 08/24/2020	167	190
KFW			Societe Generale SA
0.63%, 12/15/2016	2,250	2,244	2.63%, 10/01/2018	300	305
0.75%, 03/17/2017	1,350	1,346	State Street Corp
1.25%, 02/15/2017	257	259	3.10%, 05/15/2023	300	296
1.75%, 10/15/2019	750	751	5.38%, 04/30/2017	18	20
1.88%, 04/01/2019	250	253	Sumitomo Mitsui Banking Corp
2.63%, 02/16/2016	257	263	1.45%, 07/19/2016	300	301
2.63%, 01/25/2022	1,257	1,300	2.50%, 07/19/2018	300	303
2.75%, 09/08/2020	300	313	3.20%, 07/18/2022	100	101
4.00%, 01/27/2020	847	934	SunTrust Bank/Atlanta GA
4.38%, 03/15/2018	295	323	2.75%, 05/01/2023	200	195
4.50%, 07/16/2018	102	113	SunTrust Banks Inc
4.88%, 01/17/2017	500	540	3.60%, 04/15/2016	102	105
4.88%, 06/17/2019	282	321	Svenska Handelsbanken AB
5.13%, 03/14/2016	277	292	2.25%, 06/17/2019	500	503
			Toronto-Dominion Bank/The
			1.13%, 05/02/2017	215	214

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Toronto-Dominion Bank/The (continued)			PepsiCo Inc (continued)
2.38%, 10/19/2016	$180	$184	2.75%, 03/05/2022	$128	$128
2.63%, 09/10/2018	350	359	3.13%, 11/01/2020	128	133
UBS AG/Stamford CT			4.25%, 10/22/2044	500	522
1.38%, 08/14/2017	500	497	4.50%, 01/15/2020	51	56
4.88%, 08/04/2020	200	222	4.88%, 11/01/2040	128	144
5.88%, 12/20/2017	150	167	5.00%, 06/01/2018	300	332
US Bancorp/MN			5.50%, 01/15/2040	51	61
1.65%, 05/15/2017	205	207	7.90%, 11/01/2018	158	192
2.95%, 07/15/2022	200	197			$7,318
3.00%, 03/15/2022	128	129
4.13%, 05/24/2021	77	84	Biotechnology - 0.30%
US Bank NA/Cincinnati OH			Amgen Inc
1.10%, 01/30/2017	500	500	1.25%, 05/22/2017	1,000	992
Wachovia Corp			2.13%, 05/15/2017	85	86
5.75%, 02/01/2018	280	314	2.50%, 11/15/2016	600	614
Wells Fargo & Co			4.10%, 06/15/2021	501	538
1.15%, 06/02/2017	650	646	5.15%, 11/15/2041	77	87
1.25%, 07/20/2016	510	512	5.38%, 05/15/2043	600	697
1.50%, 01/16/2018	300	298	5.70%, 02/01/2019	12	13
2.10%, 05/08/2017	450	458	5.75%, 03/15/2040	25	30
2.13%, 04/22/2019	1,000	1,000	5.85%, 06/01/2017	279	307
3.45%, 02/13/2023	200	203	6.40%, 02/01/2039	262	333
3.50%, 03/08/2022	180	188	6.90%, 06/01/2038	90	119
3.68%, 06/15/2016(a)	777	806	Celgene Corp
4.60%, 04/01/2021	102	113	4.63%, 05/15/2044	350	363
5.38%, 02/07/2035	500	599	Gilead Sciences Inc
Wells Fargo Bank NA			4.40%, 12/01/2021	77	85
5.95%, 08/26/2036	750	946	4.50%, 02/01/2045	300	321
6.60%, 01/15/2038	250	346	4.80%, 04/01/2044	500	555
Wells Fargo Capital X					$5,140
5.95%, 12/15/2036	200	204	Building Materials - 0.06%
Westpac Banking Corp			Owens Corning
1.20%, 05/19/2017	500	498	4.20%, 12/15/2022	1,000	1,015
4.88%, 11/19/2019	225	251
		$92,142
			Chemicals - 0.48%
Beverages - 0.42%			Airgas Inc
Anheuser-Busch Cos LLC			2.38%, 02/15/2020	200	197
5.50%, 01/15/2018	90	100	2.95%, 06/15/2016	77	79
6.50%, 02/01/2043	500	681	Albemarle Corp
Anheuser-Busch InBev Finance Inc			5.45%, 12/01/2044	150	161
0.80%, 01/15/2016	100	100	CF Industries Inc
Anheuser-Busch InBev Worldwide Inc			5.15%, 03/15/2034	500	523
2.50%, 07/15/2022	300	292	6.88%, 05/01/2018	100	114
3.75%, 07/15/2042	100	94	7.13%, 05/01/2020	100	119
5.00%, 04/15/2020	38	43	Dow Chemical Co/The
5.38%, 01/15/2020	68	77	2.50%, 02/15/2016	177	180
6.38%, 01/15/2040	251	326	4.13%, 11/15/2021	201	212
6.88%, 11/15/2019	551	663	4.38%, 11/15/2042	200	194
7.75%, 01/15/2019	478	579	7.38%, 11/01/2029	350	466
8.20%, 01/15/2039	51	79	8.55%, 05/15/2019	144	179
Beam Suntory Inc			9.40%, 05/15/2039	51	83
5.38%, 01/15/2016	2	2	Eastman Chemical Co
Coca-Cola Co/The			2.70%, 01/15/2020	400	402
1.65%, 03/14/2018	200	201	3.00%, 12/15/2015	51	52
1.80%, 09/01/2016	77	78	3.60%, 08/15/2022	100	101
3.15%, 11/15/2020	528	552	4.50%, 01/15/2021	51	54
Coca-Cola Femsa SAB de CV			4.80%, 09/01/2042	100	101
2.38%, 11/26/2018	400	407	Ecolab Inc
Diageo Capital PLC			1.45%, 12/08/2017	300	297
1.50%, 05/11/2017	200	200	4.35%, 12/08/2021	102	111
4.83%, 07/15/2020	51	57	5.50%, 12/08/2041	307	370
5.88%, 09/30/2036	219	274	EI du Pont de Nemours & Co
Diageo Investment Corp			2.75%, 04/01/2016	77	79
2.88%, 05/11/2022	200	200	2.80%, 02/15/2023	200	197
Dr Pepper Snapple Group Inc			4.15%, 02/15/2043	100	101
2.60%, 01/15/2019	277	279	4.25%, 04/01/2021	177	193
Pepsi Bottling Group Inc/The			4.63%, 01/15/2020	25	28
7.00%, 03/01/2029	300	414	6.00%, 07/15/2018	200	228
PepsiCo Inc			LyondellBasell Industries NV
2.50%, 05/10/2016	51	52	5.00%, 04/15/2019	300	327

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Chemicals (continued)				Computers (continued)
LyondellBasell Industries NV	(continued)			Seagate HDD Cayman
5.75%, 04/15/2024		$100	$114	4.75%, 06/01/2023	$500	$519
Methanex Corp						$8,112
3.25%, 12/15/2019		300	298
Monsanto Co				Consumer Products - 0.04%
1.85%, 11/15/2018		280	279	Avery Dennison Corp
4.20%, 07/15/2034		448	467	5.38%, 04/15/2020	25	27
5.88%, 04/15/2038		317	395	Clorox Co/The
Mosaic Co/The				3.80%, 11/15/2021	128	136
4.25%, 11/15/2023		146	154	Kimberly-Clark Corp
Potash Corp of Saskatchewan Inc				2.40%, 03/01/2022	257	253
3.63%, 03/15/2024		500	513	2.40%, 06/01/2023	150	145
4.88%, 03/30/2020		51	57	3.70%, 06/01/2043	150	146
PPG Industries Inc				7.50%, 11/01/2018	18	22
3.60%, 11/15/2020		251	261			$729
Praxair Inc				Cosmetics & Personal Care - 0.09%
2.20%, 08/15/2022		300	287	Colgate-Palmolive Co
Sigma-Aldrich Corp				2.95%, 11/01/2020	154	160
3.38%, 11/01/2020		330	341	Procter & Gamble Co/The
			$8,314	2.30%, 02/06/2022	411	408
Commercial Services - 0.14%				3.10%, 08/15/2023	350	360
CDK Global Inc				4.70%, 02/15/2019	177	197
3.30%, 10/15/2019(c)		500	498	5.50%, 02/01/2034	350	451
Lender Processing Services Inc / Black Knight						$1,576
Lending Solutions Inc				Credit Card Asset Backed Securities - 0.22%
5.75%, 04/15/2023		300	315	Capital One Multi-Asset Execution Trust
Massachusetts Institute of Technology				5.75%, 07/15/2020	476	529
4.68%, 07/01/2114		250	289	Chase Issuance Trust
MasterCard Inc				0.54%, 10/16/2017(a)	650	650
2.00%, 04/01/2019		300	298	Citibank Credit Card Issuance Trust
McGraw Hill Financial Inc				1.02%, 02/22/2019(a)	600	598
6.55%, 11/15/2037		51	55	1.11%, 07/23/2018	500	501
Moody's Corp				2.88%, 01/23/2023	500	513
5.25%, 07/15/2044		500	559	Discover Card Execution Note Trust
Western Union Co/The				0.69%, 08/15/2018	1,000	999
5.25%, 04/01/2020		25	28			$3,790
Yale University
2.09%, 04/15/2019		400	402	Diversified Financial Services - 1.21%
			$2,444	Air Lease Corp
				3.38%, 01/15/2019	400	405
Computers - 0.47%				American Express Co
Apple Inc				2.65%, 12/02/2022	400	392
0.45%, 05/03/2016		300	300	3.63%, 12/05/2024	500	504
1.00%, 05/03/2018		300	296	6.15%, 08/28/2017	128	143
1.05%, 05/05/2017		1,000	1,002	7.00%, 03/19/2018	282	326
2.40%, 05/03/2023		300	292	American Express Credit Corp
2.85%, 05/06/2021		500	511	1.55%, 09/22/2017	400	401
3.45%, 05/06/2024		400	419	2.25%, 08/15/2019	500	500
3.85%, 05/04/2043		300	300	2.80%, 09/19/2016	835	860
Computer Sciences Corp				Ameriprise Financial Inc
4.45%, 09/15/2022		100	102	4.00%, 10/15/2023	200	212
6.50%, 03/15/2018		302	338	7.30%, 06/28/2019	600	723
EMC Corp/MA				Bear Stearns Cos LLC/The
1.88%, 06/01/2018		500	498	5.55%, 01/22/2017	51	55
Hewlett-Packard Co				6.40%, 10/02/2017	328	367
2.60%, 09/15/2017		154	157	7.25%, 02/01/2018	444	512
2.65%, 06/01/2016		200	204	BlackRock Inc
3.00%, 09/15/2016		128	131	3.38%, 06/01/2022	200	206
3.75%, 12/01/2020		750	776	3.50%, 03/18/2024	500	515
4.65%, 12/09/2021		180	193	5.00%, 12/10/2019	25	28
6.00%, 09/15/2041		154	173	Capital One Bank USA NA
International Business Machines Corp				1.15%, 11/21/2016	200	199
0.45%, 05/06/2016		200	199	2.30%, 06/05/2019	400	397
1.25%, 02/08/2018		500	496	3.38%, 02/15/2023	300	298
1.63%, 05/15/2020		200	193	Charles Schwab Corp/The
5.60%, 11/30/2039		92	111	2.20%, 07/25/2018	300	304
5.70%, 09/14/2017		180	201	CME Group Inc/IL
5.88%, 11/29/2032		200	256	5.30%, 09/15/2043	200	242
6.22%, 08/01/2027		351	445	Countrywide Financial Corp
				6.25%, 05/15/2016	56	59

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Credit Suisse USA Inc			Consolidated Edison Co of New York Inc
7.13%, 07/15/2032	$300	$418	4.20%, 03/15/2042	$128	$133
Ford Motor Credit Co LLC			5.50%, 12/01/2039	400	480
1.50%, 01/17/2017	500	497	5.85%, 03/15/2036	51	65
3.98%, 06/15/2016	300	311	6.65%, 04/01/2019	51	60
4.25%, 02/03/2017	200	210	6.75%, 04/01/2038	125	174
4.25%, 09/20/2022	200	212	Consumers Energy Co
4.38%, 08/06/2023	350	374	3.13%, 08/31/2024	500	502
5.00%, 05/15/2018	200	217	Dominion Gas Holdings LLC
5.88%, 08/02/2021	200	232	1.05%, 11/01/2016	500	499
GE Capital Trust I			4.60%, 12/15/2044	350	367
6.38%, 11/15/2067	15	16	Dominion Resources Inc/VA
General Electric Capital Corp			4.70%, 12/01/2044	300	319
2.30%, 04/27/2017	257	263	4.90%, 08/01/2041	77	84
2.30%, 01/14/2019	500	508	DTE Electric Co
4.63%, 01/07/2021	77	86	3.45%, 10/01/2020	405	425
5.00%, 01/08/2016	1,500	1,563	DTE Energy Co
5.30%, 02/11/2021	308	352	3.50%, 06/01/2024	500	509
5.38%, 10/20/2016	554	595	Duke Energy Carolinas LLC
5.50%, 01/08/2020	295	338	3.90%, 06/15/2021	410	442
5.63%, 09/15/2017	154	171	4.00%, 09/30/2042	100	103
5.63%, 05/01/2018	300	338	5.30%, 02/15/2040	12	15
5.88%, 01/14/2038	266	337	Duke Energy Corp
6.00%, 08/07/2019	181	211	3.75%, 04/15/2024	500	520
6.15%, 08/07/2037	155	202	Duke Energy Florida Inc
6.38%, 11/15/2067(a)	300	322	4.55%, 04/01/2020	77	85
6.75%, 03/15/2032	1,881	2,569	5.65%, 06/15/2018	128	144
HSBC Finance Corp			5.65%, 04/01/2040	25	32
6.68%, 01/15/2021	99	117	6.40%, 06/15/2038	66	91
Jefferies Group LLC			Duke Energy Indiana Inc
3.88%, 11/09/2015	102	104	3.75%, 07/15/2020	37	39
6.50%, 01/20/2043	200	204	4.20%, 03/15/2042	128	137
6.88%, 04/15/2021	27	31	6.12%, 10/15/2035	77	99
8.50%, 07/15/2019	12	14	6.45%, 04/01/2039	300	424
Murray Street Investment Trust I			Duke Energy Ohio Inc
4.65%, 03/09/2017(a)	257	271	5.45%, 04/01/2019	128	145
NASDAQ OMX Group Inc/The			Duke Energy Progress Inc
4.25%, 06/01/2024	350	359	4.15%, 12/01/2044	300	319
National Rural Utilities Cooperative Finance			Entergy Arkansas Inc
Corp			3.70%, 06/01/2024	500	524
3.05%, 02/15/2022	102	103	3.75%, 02/15/2021	25	27
5.45%, 04/10/2017	400	437	Entergy Corp
10.38%, 11/01/2018	218	284	4.70%, 01/15/2017	128	135
Nomura Holdings Inc			5.13%, 09/15/2020	89	97
2.75%, 03/19/2019	500	505	Exelon Generation Co LLC
4.13%, 01/19/2016	154	158	5.20%, 10/01/2019	102	113
6.70%, 03/04/2020	129	153	6.25%, 10/01/2039	344	413
Synchrony Financial			FirstEnergy Solutions Corp
4.25%, 08/15/2024	300	308	6.80%, 08/15/2039	101	108
		$21,038	Florida Power & Light Co
			4.05%, 10/01/2044	500	524
Electric - 1.80%			5.13%, 06/01/2041	154	188
Ameren Illinois Co			5.63%, 04/01/2034	25	31
2.70%, 09/01/2022	300	295	5.69%, 03/01/2040	48	63
Appalachian Power Co			Georgia Power Co
6.70%, 08/15/2037	277	370	3.00%, 04/15/2016	77	79
7.00%, 04/01/2038	120	167	4.25%, 12/01/2019	77	84
Arizona Public Service Co			4.30%, 03/15/2042	228	239
3.35%, 06/15/2024	200	207	Great Plains Energy Inc
4.50%, 04/01/2042	77	82	4.85%, 06/01/2021	77	84
Baltimore Gas & Electric Co			Hydro-Quebec
5.90%, 10/01/2016	69	75	1.38%, 06/19/2017	300	302
Berkshire Hathaway Energy Co			8.05%, 07/07/2024	102	143
2.00%, 11/15/2018	250	249	Iberdrola International BV
6.13%, 04/01/2036	156	196	6.75%, 07/15/2036	128	163
CMS Energy Corp			Interstate Power & Light Co
5.05%, 03/15/2022	500	561	3.25%, 12/01/2024	400	407
Commonwealth Edison Co			LG&E and KU Energy LLC
4.00%, 08/01/2020	10	11	3.75%, 11/15/2020	77	80
5.80%, 03/15/2018	212	239	Louisville Gas & Electric Co
5.88%, 02/01/2033	300	377	5.13%, 11/15/2040	51	63

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)			Electric (continued)
MidAmerican Energy Co			San Diego Gas & Electric Co
3.50%, 10/15/2024	$750	$776	5.35%, 05/15/2040	$84	$104
Mississippi Power Co			South Carolina Electric & Gas Co
4.25%, 03/15/2042	100	101	5.45%, 02/01/2041	77	95
Nevada Power Co			Southern California Edison Co
5.45%, 05/15/2041	150	189	1.13%, 05/01/2017	500	499
6.50%, 05/15/2018	77	89	4.05%, 03/15/2042	318	330
6.65%, 04/01/2036	800	1,106	5.50%, 03/15/2040	102	129
7.13%, 03/15/2019	12	14	5.95%, 02/01/2038	117	154
NextEra Energy Capital Holdings Inc			Southern Co/The
4.50%, 06/01/2021	351	381	1.30%, 08/15/2017	500	498
NiSource Finance Corp			2.15%, 09/01/2019	500	497
5.25%, 09/15/2017	70	77	Southern Power Co
5.95%, 06/15/2041	525	656	5.25%, 07/15/2043	200	231
6.40%, 03/15/2018	215	245	Southwestern Electric Power Co
Northern States Power Co/MN			6.20%, 03/15/2040	51	66
5.25%, 03/01/2018	41	45	6.45%, 01/15/2019	125	145
5.35%, 11/01/2039	82	103	Tampa Electric Co
NorthWestern Corp			4.35%, 05/15/2044	200	213
4.18%, 11/15/2044	300	318	TransAlta Corp
NSTAR Electric Co			6.50%, 03/15/2040	25	27
2.38%, 10/15/2022	750	723	Union Electric Co
Oglethorpe Power Corp			3.50%, 04/15/2024	500	521
4.20%, 12/01/2042	250	252	6.40%, 06/15/2017	77	86
Ohio Edison Co			Virginia Electric & Power Co
8.25%, 10/15/2038	119	190	2.75%, 03/15/2023	500	494
Ohio Power Co			4.65%, 08/15/2043	250	280
6.00%, 06/01/2016	181	193	6.00%, 05/15/2037	77	101
Oklahoma Gas & Electric Co			8.88%, 11/15/2038	10	17
4.00%, 12/15/2044	200	203	Westar Energy Inc
Oncor Electric Delivery Co LLC			5.10%, 07/15/2020	167	189
5.00%, 09/30/2017	400	435	Wisconsin Power & Light Co
5.25%, 09/30/2040	51	62	4.10%, 10/15/2044	400	414
6.80%, 09/01/2018	374	436	Xcel Energy Inc
7.25%, 01/15/2033	300	433	0.75%, 05/09/2016	500	499
Pacific Gas & Electric Co					$31,244
3.25%, 06/15/2023	1,000	1,002
3.50%, 10/01/2020	25	26	Electrical Components & Equipment - 0.01%
4.45%, 04/15/2042	102	108	Emerson Electric Co
5.40%, 01/15/2040	128	151	2.63%, 02/15/2023	100	98
6.05%, 03/01/2034	452	575	4.88%, 10/15/2019	25	28
PacifiCorp					$126
5.65%, 07/15/2018	70	79	Electronics - 0.17%
6.25%, 10/15/2037	92	125	Arrow Electronics Inc
PECO Energy Co			3.00%, 03/01/2018	300	308
2.38%, 09/15/2022	100	97	4.50%, 03/01/2023	200	207
4.80%, 10/15/2043	250	298	Corning Inc
PPL Capital Funding Inc			4.75%, 03/15/2042	102	109
3.40%, 06/01/2023	300	301	Honeywell International Inc
4.70%, 06/01/2043	100	107	3.35%, 12/01/2023	265	275
PPL Electric Utilities Corp			5.30%, 03/01/2018	128	142
2.50%, 09/01/2022	200	198	5.38%, 03/01/2041	77	96
Progress Energy Inc			5.70%, 03/15/2037	12	15
3.15%, 04/01/2022	128	130	Jabil Circuit Inc
7.75%, 03/01/2031	136	197	4.70%, 09/15/2022	100	99
PSEG Power LLC			Keysight Technologies Inc
2.45%, 11/15/2018	180	180	3.30%, 10/30/2019(c)	500	497
2.75%, 09/15/2016	77	79	Koninklijke Philips NV
5.13%, 04/15/2020	300	333	5.00%, 03/15/2042	128	143
Public Service Co of Colorado			5.75%, 03/11/2018	10	11
3.95%, 03/15/2043	100	106	Thermo Fisher Scientific Inc
4.75%, 08/15/2041	550	637	1.85%, 01/15/2018	476	472
Public Service Co of New Mexico			2.40%, 02/01/2019	500	501
7.95%, 05/15/2018	154	181	4.70%, 05/01/2020	51	56
Public Service Electric & Gas Co					$2,931
3.50%, 08/15/2020	73	76
3.65%, 09/01/2042	200	196	Engineering & Construction - 0.01%
Puget Sound Energy Inc			ABB Finance USA Inc
4.43%, 11/15/2041	77	84	2.88%, 05/08/2022	100	101
5.80%, 03/15/2040	351	454

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)

Entertainment - 0.01%			Finance - Mortgage Loan/Banker (continued)
International Game Technology			Federal Home Loan Banks	(continued)
5.35%, 10/15/2023	$200	$201	4.75%, 12/16/2016		$60	$65
			4.88%, 05/17/2017		320	350
			5.00%, 11/17/2017		690	767
Environmental Control - 0.07%			5.38%, 05/18/2016		575	613
Republic Services Inc
4.75%, 05/15/2023	51	57	5.38%, 09/30/2022		500	605
			5.50%, 07/15/2036		180	247
5.25%, 11/15/2021	200	226	5.63%, 06/11/2021		150	181
5.50%, 09/15/2019	104	117
6.20%, 03/01/2040	59	76	Freddie Mac
			0.50%, 01/28/2016		350	350
Waste Management Inc			0.50%, 05/13/2016		1,000	1,000
7.00%, 07/15/2028	515	673
7.38%, 03/11/2019	77	93	0.75%, 01/12/2018		500	493
			0.88%, 10/14/2016		1,000	1,004
		$1,242	0.88%, 02/22/2017		1,000	1,002
Federal & Federally Sponsored Credit - 0.01%			0.88%, 03/07/2018		500	494
Federal Farm Credit Banks			0.90%, 01/09/2017(e)		500	500
0.54%, 11/07/2016	200	199	1.00%, 03/08/2017		1,500	1,504
			1.00%, 09/29/2017		1,200	1,197
			1.02%, 04/30/2018		775	763
Finance - Mortgage Loan/Banker - 3.01%			1.20%, 06/12/2018		640	633
Fannie Mae			1.25%, 05/12/2017		257	259
0.00%, 06/01/2017(d)	154	150
0.00%, 10/09/2019(d)	1,390	1,250	1.25%, 12/05/2017		1,800	1,796
			1.25%, 08/01/2019		500	491
0.50%, 03/30/2016	525	528	1.25%, 10/02/2019		1,000	978
0.63%, 08/26/2016	1,000	1,000	1.38%, 05/01/2020		1,000	975
0.75%, 04/20/2017	1,500	1,495	1.40%, 08/22/2019		500	493
0.88%, 08/28/2017	500	498	2.00%, 08/25/2016		500	512
0.88%, 10/26/2017	1,000	992	2.38%, 01/13/2022		757	765
0.88%, 12/20/2017	800	792	2.50%, 05/27/2016		180	185
0.88%, 02/08/2018	1,000	989	3.00%, 01/18/2028		205	196
0.88%, 05/21/2018	1,000	983	3.75%, 03/27/2019		1,052	1,145
0.95%, 08/23/2017	700	695	4.75%, 01/19/2016		231	242
1.00%, 09/27/2017	300	299	4.88%, 06/13/2018		212	237
1.00%, 12/28/2017	500	496	5.00%, 02/16/2017		102	111
1.00%, 04/30/2018	575	566	5.00%, 04/18/2017		257	281
1.07%, 09/27/2017	300	298	5.13%, 11/17/2017		180	200
1.13%, 04/27/2017	500	503	5.25%, 04/18/2016		180	191
1.13%, 03/28/2018	200	198	5.50%, 07/18/2016		321	345
1.15%, 02/28/2018	400	398	5.50%, 08/23/2017		231	258
1.25%, 09/28/2016	321	324	6.25%, 07/15/2032		231	338
1.25%, 01/30/2017	1,192	1,203	6.75%, 03/15/2031		577	867
1.38%, 11/15/2016	257	260				$52,234
1.55%, 10/29/2019	250	247
1.75%, 09/12/2019	300	301	Food- 0.54%
1.75%, 11/26/2019	750	750	Campbell Soup Co
2.38%, 04/11/2016	180	184	3.05%, 07/15/2017		128	132
2.63%, 09/06/2024	750	760	4.25%, 04/15/2021		51	55
5.00%, 03/15/2016	321	339	ConAgra Foods Inc
5.00%, 02/13/2017	64	70	1.30%, 01/25/2016		200	200
5.00%, 05/11/2017	64	70	3.20%, 01/25/2023		724	709
5.25%, 09/15/2016	701	755	3.25%, 09/15/2022		100	99
5.38%, 06/12/2017	321	355	4.65%, 01/25/2043		66	69
5.63%, 07/15/2037	200	282	Delhaize Group SA
6.00%, 04/18/2036	51	54	5.70%, 10/01/2040		102	107
6.63%, 11/15/2030	602	894	General Mills Inc
7.13%, 01/15/2030	199	303	3.15%, 12/15/2021		77	80
7.25%, 05/15/2030	780	1,214	5.65%, 02/15/2019		75	85
Federal Home Loan Banks			5.70%, 02/15/2017		500	546
0.38%, 02/19/2016	1,200	1,200	Kellogg Co
0.38%, 06/24/2016	800	798	1.75%, 05/17/2017		1,000	1,005
0.50%, 09/28/2016	300	299	4.00%, 12/15/2020		112	120
0.63%, 11/23/2016	750	749	Kraft Foods Group Inc
0.63%, 12/28/2016	1,200	1,197	3.50%, 06/06/2022		300	307
0.88%, 05/24/2017	250	250	5.00%, 06/04/2042		200	220
1.00%, 06/21/2017	500	500	5.38%, 02/10/2020		95	108
1.13%, 12/08/2017	750	748	6.50%, 02/09/2040		75	96
1.25%, 02/28/2018	260	260	6.88%, 01/26/2039		161	213
1.30%, 06/05/2018	500	498	Kroger Co/The
1.38%, 03/09/2018	1,000	1,002	3.40%, 04/15/2022		154	157
1.50%, 02/28/2017	1,000	1,006	5.15%, 08/01/2043		300	342
1.63%, 04/28/2017	100	100	5.40%, 07/15/2040		25	29
1.63%, 06/14/2019	500	499	6.15%, 01/15/2020		12	14

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

		Principal				Principal
	BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)

	Food (continued)			Healthcare - Products (continued)
	Kroger Co/The (continued)			Boston Scientific Corp	(continued)
	6.40%, 08/15/2017	$18	$20	7.38%, 01/15/2040		$51	$68
	7.50%, 04/01/2031	400	540	Covidien International Finance SA
	Mondelez International Inc			6.00%, 10/15/2017		123	138
	4.13%, 02/09/2016	615	638	Medtronic Inc
	5.38%, 02/10/2020	500	566	0.88%, 02/27/2017		250	249
	6.13%, 02/01/2018	255	287	2.50%, 03/15/2020(c)		350	351
	6.50%, 02/09/2040	139	185	2.75%, 04/01/2023		200	194
	Safeway Inc			3.15%, 03/15/2022(c)		500	506
	3.95%, 08/15/2020	32	32	4.00%, 04/01/2043		150	143
	Sysco Corp			4.45%, 03/15/2020		102	112
	3.00%, 10/02/2021	1,000	1,015	4.63%, 03/15/2045(c)		600	650
	Tyson Foods Inc			St Jude Medical Inc
	2.65%, 08/15/2019	350	353	3.25%, 04/15/2023		600	600
	5.15%, 08/15/2044	350	393	Stryker Corp
	Unilever Capital Corp			4.10%, 04/01/2043		200	201
	2.20%, 03/06/2019	250	253	4.38%, 01/15/2020		25	27
	5.90%, 11/15/2032	230	315	4.38%, 05/15/2044		200	208
			$9,290				$5,404

	Forest Products & Paper - 0.08%			Healthcare - Services - 0.34%
	Georgia-Pacific LLC			Aetna Inc
	7.75%, 11/15/2029	51	72	1.50%, 11/15/2017		100	99
	8.00%, 01/15/2024	228	303	4.13%, 06/01/2021		102	110
	International Paper Co			4.13%, 11/15/2042		100	101
	4.75%, 02/15/2022	500	545	6.63%, 06/15/2036		105	140
	7.30%, 11/15/2039	25	33	6.75%, 12/15/2037		112	148
	7.50%, 08/15/2021	136	170	Anthem Inc
	9.38%, 05/15/2019	61	78	2.30%, 07/15/2018		500	503
	MeadWestvaco Corp			3.30%, 01/15/2023		300	300
	7.38%, 09/01/2019	100	118	4.65%, 01/15/2043		100	104
	Plum Creek Timberlands LP			5.85%, 01/15/2036		250	307
	4.70%, 03/15/2021	51	55	Cigna Corp
			$1,374	2.75%, 11/15/2016		128	131
				5.38%, 02/15/2042		128	151
Gas	- 0.19%			Coventry Health Care Inc
	Atmos Energy Corp			5.45%, 06/15/2021		500	574
	4.13%, 10/15/2044	400	415	Dignity Health
	CenterPoint Energy Inc			2.64%, 11/01/2019		500	504
	6.50%, 05/01/2018	77	88	Howard Hughes Medical Institute
	National Grid PLC			3.50%, 09/01/2023		400	418
	6.30%, 08/01/2016	41	44	Humana Inc
	ONE Gas Inc			4.95%, 10/01/2044		300	319
	2.07%, 02/01/2019	1,000	1,002	Quest Diagnostics Inc
	Piedmont Natural Gas Co Inc			4.70%, 04/01/2021		102	110
	4.10%, 09/18/2034	500	536	4.75%, 01/30/2020		3	3
	Sempra Energy			5.45%, 11/01/2015		18	19
	6.00%, 10/15/2039	112	138	UnitedHealth Group Inc
	6.15%, 06/15/2018	120	136	1.40%, 10/15/2017		400	400
	Southern California Gas Co			2.88%, 03/15/2022		180	181
	3.15%, 09/15/2024	500	505	4.38%, 03/15/2042		750	800
	4.45%, 03/15/2044	400	449	4.70%, 02/15/2021		90	101
			$3,313	6.50%, 06/15/2037		77	103
	Hand & Machine Tools - 0.01%			6.88%, 02/15/2038		141	198
	Stanley Black & Decker Inc						$5,824
	2.90%, 11/01/2022	200	197	Home Furnishings - 0.01%
				Whirlpool Corp
	Healthcare - Products - 0.31%			4.85%, 06/15/2021		77	85
	Baxter International Inc
	1.85%, 06/15/2018	500	498	Housewares - 0.02%
	2.40%, 08/15/2022	250	238	Newell Rubbermaid Inc
	4.25%, 03/15/2020	51	55	2.88%, 12/01/2019		400	400
	5.90%, 09/01/2016	18	19
	Becton Dickinson and Co
	2.68%, 12/15/2019	350	355	Insurance - 0.93%
	4.69%, 12/15/2044	250	269	ACE INA Holdings Inc
	5.00%, 11/12/2040	51	55	6.70%, 05/15/2036		250	353
	Boston Scientific Corp			Aegon NV
	4.13%, 10/01/2023	350	358	4.63%, 12/01/2015		23	24
	6.00%, 01/15/2020	51	57	Aflac Inc
	6.25%, 11/15/2015	51	53	3.63%, 11/15/2024		200	204

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Insurance (continued)
Aflac Inc (continued)			Prudential Financial Inc	(continued)
6.45%, 08/15/2040	$132	$172	6.00%, 12/01/2017		$1,077	$1,206
8.50%, 05/15/2019	12	15	6.63%, 12/01/2037		126	166
Allstate Corp/The			7.38%, 06/15/2019		350	421
5.55%, 05/09/2035	200	248	Reinsurance Group of America Inc
American International Group Inc			4.70%, 09/15/2023		200	215
4.88%, 06/01/2022	250	281	Travelers Cos Inc/The
5.60%, 10/18/2016	577	620	5.90%, 06/02/2019		350	405
5.85%, 01/16/2018	154	172	6.25%, 06/15/2037		12	16
6.25%, 05/01/2036	500	648	6.75%, 06/20/2036		51	72
6.40%, 12/15/2020	89	106	Unum Group
6.82%, 11/15/2037	250	342	7.13%, 09/30/2016		77	84
Aon Corp			Validus Holdings Ltd
5.00%, 09/30/2020	128	143	8.88%, 01/26/2040		51	71
Aon PLC			Voya Financial Inc
4.45%, 05/24/2043	300	299	5.50%, 07/15/2022		350	395
Arch Capital Group US Inc			Willis Group Holdings PLC
5.14%, 11/01/2043	375	417	4.13%, 03/15/2016		128	132
AXA SA			WR Berkley Corp
8.60%, 12/15/2030	38	52	6.25%, 02/15/2037		29	35
Berkshire Hathaway Finance Corp			XLIT Ltd
1.30%, 05/15/2018	300	298	2.30%, 12/15/2018		350	350
2.00%, 08/15/2018	500	506				$16,072
4.25%, 01/15/2021	102	112
4.30%, 05/15/2043	300	318	Internet - 0.08%
5.75%, 01/15/2040	115	147	Amazon.com Inc
Berkshire Hathaway Inc			1.20%, 11/29/2017		100	99
1.90%, 01/31/2017	128	130	2.50%, 11/29/2022		100	95
3.40%, 01/31/2022	205	213	2.60%, 12/05/2019		250	252
Chubb Corp/The			Baidu Inc
6.50%, 05/15/2038	10	14	3.25%, 08/06/2018		500	511
CNA Financial Corp			eBay Inc
5.75%, 08/15/2021	77	88	2.60%, 07/15/2022		100	95
Fidelity National Financial Inc			4.00%, 07/15/2042		100	89
6.60%, 05/15/2017	51	56	Expedia Inc
Hartford Financial Services Group Inc/The			7.46%, 08/15/2018		128	149
5.38%, 03/15/2017	177	191	Google Inc
6.63%, 03/30/2040	25	34	2.13%, 05/19/2016		51	52
Lincoln National Corp			3.63%, 05/19/2021		51	55
4.00%, 09/01/2023	1,000	1,037				$1,397
6.15%, 04/07/2036	80	99	Investment Companies - 0.01%
7.00%, 06/15/2040	47	65	Prospect Capital Corp
8.75%, 07/01/2019	141	176	5.00%, 07/15/2019		250	254
Loews Corp
2.63%, 05/15/2023	200	189
4.13%, 05/15/2043	200	190	Iron & Steel - 0.14%
Markel Corp			Nucor Corp
5.00%, 03/30/2043	200	212	5.75%, 12/01/2017		12	13
Marsh & McLennan Cos Inc			Vale Overseas Ltd
2.35%, 09/10/2019	400	401	5.63%, 09/15/2019		546	581
MetLife Inc			6.25%, 01/23/2017		351	374
3.60%, 04/10/2024	250	257	6.88%, 11/21/2036		1,367	1,441
4.37%, 09/15/2023(a)	200	218	8.25%, 01/17/2034		38	46
5.70%, 06/15/2035	164	204				$2,455
6.40%, 12/15/2066(a)	288	321
			Lodging - 0.05%
6.75%, 06/01/2016	257	277	Marriott International Inc/DE
7.72%, 02/15/2019	225	273	3.13%, 10/15/2021		500	503
PartnerRe Finance B LLC			Wyndham Worldwide Corp
5.50%, 06/01/2020	115	129	3.90%, 03/01/2023		300	296
Progressive Corp/The						$799
3.75%, 08/23/2021	277	297
4.35%, 04/25/2044	200	216	Machinery - Construction & Mining - 0.13%
Protective Life Corp			Caterpillar Financial Services Corp
8.45%, 10/15/2039	51	77	1.25%, 08/18/2017		500	498
Prudential Financial Inc			1.63%, 06/01/2017		150	151
3.00%, 05/12/2016	600	615	2.45%, 09/06/2018		200	205
3.50%, 05/15/2024	700	711	2.65%, 04/01/2016		77	79
4.50%, 11/16/2021	128	140	7.05%, 10/01/2018		200	236
5.70%, 12/14/2036	25	30	7.15%, 02/15/2019		113	135
5.80%, 11/16/2041	51	62	Caterpillar Inc
5.88%, 09/15/2042(a)	100	105	3.80%, 08/15/2042		105	103

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

	Machinery - Construction & Mining (continued)			Media (continued)
	Caterpillar Inc (continued)			Time Warner Cable Inc
	4.75%, 05/15/2064	$350	$381	4.00%, 09/01/2021	$180	$192
	6.05%, 08/15/2036	332	431	5.50%, 09/01/2041	300	349
			$2,219	5.85%, 05/01/2017	51	56
				6.55%, 05/01/2037	151	194
	Machinery - Diversified - 0.14%			6.75%, 07/01/2018	51	58
	Deere & Co			6.75%, 06/15/2039	77	101
	4.38%, 10/16/2019	56	61	7.30%, 07/01/2038	300	414
	John Deere Capital Corp			8.25%, 04/01/2019	154	189
	1.20%, 10/10/2017	200	199	8.75%, 02/14/2019	48	59
	1.30%, 03/12/2018	1,525	1,509	Time Warner Entertainment Co LP
	1.40%, 03/15/2017	180	180	8.38%, 07/15/2033	95	143
	2.25%, 06/07/2016	77	79	Time Warner Inc
	Rockwell Automation Inc			4.00%, 01/15/2022	180	188
	6.25%, 12/01/2037	51	68	4.05%, 12/15/2023	500	525
	Roper Industries Inc			4.65%, 06/01/2044	500	521
	1.85%, 11/15/2017	300	300	4.70%, 01/15/2021	81	89
			$2,396	4.88%, 03/15/2020	42	46
Media	- 1.04%			5.38%, 10/15/2041	128	145
	21st Century Fox America Inc			5.88%, 11/15/2016	180	195
	4.50%, 02/15/2021	200	219	6.10%, 07/15/2040	43	52
	5.65%, 08/15/2020	51	59	6.20%, 03/15/2040	51	62
	6.15%, 02/15/2041	577	734	6.50%, 11/15/2036	120	153
	6.20%, 12/15/2034	154	197	7.63%, 04/15/2031	445	620
	6.40%, 12/15/2035	128	167	Viacom Inc
	6.90%, 03/01/2019	154	182	2.50%, 12/15/2016	102	104
	CBS Corp			3.25%, 03/15/2023	750	724
	1.95%, 07/01/2017	200	201	3.88%, 12/15/2021	128	133
	4.85%, 07/01/2042	200	203	4.38%, 03/15/2043	100	92
	5.75%, 04/15/2020	65	74	6.88%, 04/30/2036	166	211
	7.88%, 07/30/2030	178	249	Walt Disney Co/The
	Comcast Corp			1.10%, 12/01/2017	100	99
	2.85%, 01/15/2023	100	99	1.35%, 08/16/2016	51	51
	4.20%, 08/15/2034	750	784	2.35%, 12/01/2022	750	735
	4.25%, 01/15/2033	100	106	2.75%, 08/16/2021	102	104
	4.65%, 07/15/2042	100	109	3.70%, 12/01/2042	100	98
	5.15%, 03/01/2020	774	877	3.75%, 06/01/2021	200	216
	5.90%, 03/15/2016	1,128	1,196	7.00%, 03/01/2032	51	74
	6.30%, 11/15/2017	128	145			$18,024
	6.45%, 03/15/2037	60	80	Metal Fabrication & Hardware - 0.03%
	6.95%, 08/15/2037	274	386	Precision Castparts Corp
	7.05%, 03/15/2033	300	417	1.25%, 01/15/2018	200	198
	DIRECTV Holdings LLC / DIRECTV			2.50%, 01/15/2023	100	96
	Financing Co Inc			3.90%, 01/15/2043	175	176
	1.75%, 01/15/2018	600	596			$470
	2.40%, 03/15/2017	200	204
	3.80%, 03/15/2022	102	104	Mining - 0.49%
	4.60%, 02/15/2021	171	183	Barrick Gold Corp
	5.88%, 10/01/2019	56	64	4.10%, 05/01/2023	150	146
	6.00%, 08/15/2040	663	743	6.95%, 04/01/2019	200	228
	Discovery Communications LLC			Barrick North America Finance LLC
	3.25%, 04/01/2023	200	194	4.40%, 05/30/2021	1,000	1,010
	5.05%, 06/01/2020	51	56	Barrick PD Australia Finance Pty Ltd
	5.63%, 08/15/2019	51	57	4.95%, 01/15/2020	60	64
	6.35%, 06/01/2040	43	51	5.95%, 10/15/2039	90	86
	Grupo Televisa SAB			BHP Billiton Finance USA Ltd
	6.00%, 05/15/2018	500	555	1.63%, 02/24/2017	128	129
	6.63%, 03/18/2025	200	245	3.25%, 11/21/2021	128	132
	Historic TW Inc			4.13%, 02/24/2042	328	321
	6.88%, 06/15/2018	25	29	5.00%, 09/30/2043	500	567
	NBCUniversal Media LLC			6.50%, 04/01/2019	23	27
	4.38%, 04/01/2021	151	166	Freeport-McMoRan Inc
	5.15%, 04/30/2020	75	85	3.55%, 03/01/2022	302	285
	5.95%, 04/01/2041	100	129	3.88%, 03/15/2023	1,000	943
	6.40%, 04/30/2040	251	336	5.40%, 11/14/2034	300	292
	Reed Elsevier Capital Inc			Goldcorp Inc
	3.13%, 10/15/2022	125	124	3.63%, 06/09/2021	300	300
	Thomson Reuters Corp			Newmont Mining Corp
	0.88%, 05/23/2016	300	298	3.50%, 03/15/2022	102	96
	4.50%, 05/23/2043	300	300	5.13%, 10/01/2019	801	858
	5.85%, 04/15/2040	25	29	6.25%, 10/01/2039	118	120

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mining (continued)			Mortgage Backed Securities (continued)
Placer Dome Inc			Bear Stearns Commercial Mortgage Securities
6.45%, 10/15/2035	$150	$166	Trust 2006-PWR12
Rio Tinto Alcan Inc			5.70%, 09/11/2038(a)	$97	$102
6.13%, 12/15/2033	77	93	Bear Stearns Commercial Mortgage Securities
Rio Tinto Finance USA Ltd			Trust 2006-PWR13
2.25%, 09/20/2016	200	204	5.54%, 09/11/2041	122	128
3.75%, 09/20/2021	128	132	Bear Stearns Commercial Mortgage Securities
6.50%, 07/15/2018	203	232	Trust 2006-PWR14
7.13%, 07/15/2028	512	667	5.20%, 12/11/2038	500	530
9.00%, 05/01/2019	83	105	Bear Stearns Commercial Mortgage Securities
Rio Tinto Finance USA PLC			Trust 2006-TOP24
4.75%, 03/22/2042	328	336	5.54%, 10/12/2041	183	193
Southern Copper Corp			CD 2006-CD3 Mortgage Trust
5.38%, 04/16/2020	25	27	5.62%, 10/15/2048	73	77
6.75%, 04/16/2040	258	271	Citigroup Commercial Mortgage Trust 2013-
Teck Resources Ltd			GC11
2.50%, 02/01/2018	300	291	0.75%, 04/10/2046	310	309
3.00%, 03/01/2019	102	99	Citigroup Commercial Mortgage Trust 2013-
4.50%, 01/15/2021	200	196	GC15
6.25%, 07/15/2041	154	142	4.37%, 09/10/2046	1,000	1,104
		$8,565	COMM 2007-C9 Mortgage Trust
			5.80%, 12/10/2049(a)	629	687
Miscellaneous Manufacturing - 0.25%			COMM 2012-CCRE5 Mortgage Trust
3M Co			1.68%, 12/10/2045	531	530
1.38%, 09/29/2016	128	129	COMM 2013-CCRE8 Mortgage Trust
5.70%, 03/15/2037	38	49	3.61%, 06/10/2046	500	524
Crane Co			COMM 2013-LC6 Mortgage Trust
4.45%, 12/15/2023	100	105	2.94%, 01/10/2046	500	502
Danaher Corp			Comm 2014-Ccre14 Mortgage Trust
5.63%, 01/15/2018	128	143	3.15%, 02/10/2047	500	519
Dover Corp			COMM 2014-LC15 Mortgage Trust
5.38%, 03/01/2041	77	96	2.84%, 04/10/2047	1,000	1,026
Eaton Corp			COMM 2014-UBS3 Mortgage Trust
1.50%, 11/02/2017	400	398	3.82%, 06/10/2047	500	530
2.75%, 11/02/2022	100	98	Commercial Mortgage Loan Trust 2008-LS1
4.00%, 11/02/2032	100	102	6.04%, 12/10/2049(a)	83	89
4.15%, 11/02/2042	50	50	Commercial Mortgage Pass Through
General Electric Co			Certificates
2.70%, 10/09/2022	300	300	2.82%, 10/15/2045(a)	500	500
4.13%, 10/09/2042	300	311	Commercial Mortgage Trust 2007-GG11
4.50%, 03/11/2044	500	550	5.74%, 12/10/2049	386	418
5.25%, 12/06/2017	300	333	Commercial Mortgage Trust 2007-GG9
Illinois Tool Works Inc			5.44%, 03/10/2039(a)	217	232
3.50%, 03/01/2024	350	364	Credit Suisse Commercial Mortgage Trust
Ingersoll-Rand Global Holding Co Ltd			Series 2006-C4
6.88%, 08/15/2018	990	1,149	5.47%, 09/15/2039	415	436
Parker-Hannifin Corp			Fannie Mae-Aces
3.50%, 09/15/2022	77	81	2.51%, 04/25/2023(a)	867	865
Tyco Electronics Group SA			3.12%, 08/25/2024(a)	998	1,035
6.55%, 10/01/2017	112	126	3.46%, 01/25/2024(a)	700	737
7.13%, 10/01/2037	14	19	FHLMC Multifamily Structured Pass Through
		$4,403	Certificates
			2.08%, 12/25/2019(a)	570	579
Mortgage Backed Securities - 2.16%
Banc of America Commercial Mortgage Trust			2.87%, 12/25/2021	540	556
2006-3			3.02%, 02/25/2023(a)	422	439
5.89%, 07/10/2044	14	15	3.06%, 07/25/2023(a)	750	774
Banc of America Commercial Mortgage Trust			3.31%, 05/25/2023(a)	810	851
2006-5			3.87%, 04/25/2021(a)	1,350	1,469
5.41%, 09/10/2047(a)	514	538	4.19%, 12/25/2020(a)	850	937
Banc of America Commercial Mortgage Trust			GE Capital Commercial Mortgage Corp
2007-2			5.31%, 11/10/2045(a)	26	26
5.63%, 04/10/2049	8	8	GMAC Commercial Mortgage Securities Inc
Banc of America Commercial Mortgage Trust			Series 2006-C1 Trust
2008-1			5.24%, 11/10/2045	666	678
6.24%, 02/10/2051(a)	34	38	GS Mortgage Securities Corp II
Banc of America Merrill Lynch Commercial			2.77%, 11/10/2045	500	497
Mortgage Inc			GS Mortgage Securities Trust 2007-GG10
5.15%, 09/10/2047(a)	117	120	5.80%, 08/10/2045(a)	464	503
Bear Stearns Commercial Mortgage Securities			GS Mortgage Securities Trust 2012-GC6
Trust 2005-PWR10			3.48%, 01/10/2045	274	286
5.41%, 12/11/2040	102	105

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
	GS Mortgage Securities Trust 2014-GC18			UBS-Barclays Commercial Mortgage Trust
	3.80%, 01/10/2047(a)	$500	$528	2012	-C2
	JP Morgan Chase Commercial Mortgage			2.11%, 05/10/2063		$500	$506
	Securities Trust 2005-LDP5			UBS-Barclays Commercial Mortgage Trust
	5.24%, 12/15/2044(a)	458	466	2012	-C3
	5.28%, 12/15/2044(a)	700	722	3.09%, 08/10/2049(a)		550	558
	JP Morgan Chase Commercial Mortgage			UBS-Barclays Commercial Mortgage Trust
	Securities Trust 2006-CIBC17			2013	-C6
	5.43%, 12/12/2043	305	321	3.24%, 04/10/2046(a)		500	510
	JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
	Securities Trust 2006-LDP7			Series 2005-C22
	5.87%, 04/15/2045(a)	257	273	5.27%, 12/15/2044(a)		116	119
	JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
	Securities Trust 2006-LDP8			Series 2006-C23
	5.44%, 05/15/2045(a)	17	18	5.42%, 01/15/2045		193	200
	JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
	Securities Trust 2006-LDP9			Series 2006-C27
	5.34%, 05/15/2047	337	357	5.80%, 07/15/2045		287	306
	JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
	Securities Trust 2007-LDP10			Series 2007-C34
	5.42%, 01/15/2049	522	557	5.68%, 05/15/2046(a)		90	97
	JP Morgan Chase Commercial Mortgage			Wells Fargo Commercial Mortgage Trust
	Securities Trust 2007-LDP12			2012	-LC5
	5.88%, 02/15/2051	1,000	1,082	2.92%, 10/15/2045		500	504
	JP Morgan Chase Commercial Mortgage			WFRBS Commercial Mortgage Trust 2012-
	Securities Trust 2011-C5			C7
	4.17%, 08/15/2046	257	278	2.30%, 06/15/2045		381	382
	JPMBB Commercial Mortgage Securities			WFRBS Commercial Mortgage Trust 2013-
	Trust 2013-C15			C11
	4.13%, 11/15/2045(a)	500	544	2.03%, 03/15/2045(a)		500	504
	LB Commercial Mortgage Trust 2007-C3			WFRBS Commercial Mortgage Trust 2013-
	5.90%, 07/15/2044(a)	63	68	C14
LB	-UBS Commercial Mortgage Trust 2006-			2.98%, 06/15/2046		1,000	1,021
	C3			WFRBS Commercial Mortgage Trust 2014-
	5.66%, 03/15/2039	106	110	C20
LB	-UBS Commercial Mortgage Trust 2007-			3.04%, 05/15/2047(a)		500	516
	C2			WFRBS Commercial Mortgage Trust 2014-
	5.43%, 02/15/2040	1,063	1,137	LC14
LB	-UBS Commercial Mortgage Trust 2007-			1.19%, 03/15/2047		436	434
	C6						$37,429
	5.86%, 07/15/2040(a)	41	43
	Merrill Lynch Mortgage Trust 2006-C2			Office & Business Equipment - 0.05%
	5.74%, 08/12/2043	713	753	Pitney Bowes Inc
	Merrill Lynch Mortgage Trust 2007-C1			5.75%, 09/15/2017		27	30
	5.83%, 06/12/2050(a)	77	83	Xerox Corp
ML	-CFC Commercial Mortgage Trust 2006-			2.80%, 05/15/2020		500	491
	2			2.95%, 03/15/2017		154	158
	5.87%, 06/12/2046(a)	483	507	4.50%, 05/15/2021		226	241
ML	-CFC Commercial Mortgage Trust 2006-			5.63%, 12/15/2019		21	24
	4						$944
	5.17%, 12/12/2049	473	500	Oil & Gas - 2.02%
	Morgan Stanley Bank of America Merrill			Alberta Energy Co Ltd
	Lynch Trust 2013-C11			7.38%, 11/01/2031		77	91
	3.09%, 08/15/2046(a)	225	234	Anadarko Finance Co
	Morgan Stanley Capital I Trust 2006-HQ8			7.50%, 05/01/2031		77	101
	5.41%, 03/12/2044(a)	243	249	Anadarko Petroleum Corp
	Morgan Stanley Capital I Trust 2006-TOP23			4.50%, 07/15/2044		500	485
	5.81%, 08/12/2041(a)	500	525	5.95%, 09/15/2016		178	190
	Morgan Stanley Capital I Trust 2007-HQ12			6.20%, 03/15/2040		25	29
	5.59%, 04/12/2049(a)	135	137	6.38%, 09/15/2017		206	229
	5.59%, 04/12/2049(a)	278	296	6.45%, 09/15/2036		225	270
	Morgan Stanley Capital I Trust 2007-IQ13			Apache Corp
	5.36%, 03/15/2044(a)	100	107	3.63%, 02/01/2021		577	583
	Morgan Stanley Capital I Trust 2007-IQ16			4.75%, 04/15/2043		128	120
	5.81%, 12/12/2049	496	540	5.10%, 09/01/2040		92	90
	Morgan Stanley Capital I Trust 2007-TOP25			Apache Finance Canada Corp
	5.51%, 11/12/2049	1,243	1,327	7.75%, 12/15/2029		750	1,031
	UBS Commercial Mortgage Trust 2012-C1			BP Capital Markets PLC
	3.40%, 05/10/2045(a)	500	518	1.85%, 05/05/2017		200	202
				2.24%, 09/26/2018		1,000	1,003
				2.50%, 11/06/2022		200	186

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)				Oil & Gas (continued)
BP Capital Markets PLC	(continued)			Marathon Petroleum Corp
3.20%, 03/11/2016		$102	$105	3.50%, 03/01/2016	$77	$79
3.56%, 11/01/2021		200	204	3.63%, 09/15/2024	400	392
3.81%, 02/10/2024		400	403	5.13%, 03/01/2021	77	84
4.74%, 03/11/2021		128	139	Nabors Industries Inc
4.75%, 03/10/2019		25	27	2.35%, 09/15/2016	300	297
Canadian Natural Resources Ltd				Nexen Energy ULC
5.70%, 05/15/2017		516	559	6.40%, 05/15/2037	157	196
6.25%, 03/15/2038		164	182	7.50%, 07/30/2039	15	21
Cenovus Energy Inc				Noble Energy Inc
5.70%, 10/15/2019		152	167	5.25%, 11/15/2043	350	355
6.75%, 11/15/2039		128	146	6.00%, 03/01/2041	102	112
Chevron Corp				8.25%, 03/01/2019	400	480
0.89%, 06/24/2016		300	301	Noble Holding International Ltd
2.36%, 12/05/2022		300	291	2.50%, 03/15/2017	128	122
4.95%, 03/03/2019		400	447	6.20%, 08/01/2040	25	23
CNOOC Finance 2013 Ltd				Occidental Petroleum Corp
1.13%, 05/09/2016		150	150	2.70%, 02/15/2023	300	285
1.75%, 05/09/2018		150	148	4.13%, 06/01/2016	77	80
3.00%, 05/09/2023		150	142	Petrobras Global Finance BV
4.25%, 05/09/2043		100	98	3.00%, 01/15/2019	700	619
CNOOC Nexen Finance 2014 ULC				3.25%, 03/17/2017	250	236
4.25%, 04/30/2024		500	517	4.38%, 05/20/2023	950	817
Conoco Funding Co				4.88%, 03/17/2020	250	234
7.25%, 10/15/2031		200	279	5.63%, 05/20/2043	200	163
ConocoPhillips				Petrobras International Finance Co SA
6.00%, 01/15/2020		293	340	3.88%, 01/27/2016	377	370
6.50%, 02/01/2039		169	225	5.38%, 01/27/2021	205	190
ConocoPhillips Canada Funding Co I				5.75%, 01/20/2020	738	713
5.63%, 10/15/2016		77	83	5.88%, 03/01/2018	77	75
ConocoPhillips Co				6.75%, 01/27/2041	177	161
4.30%, 11/15/2044		400	418	6.88%, 01/20/2040	25	23
ConocoPhillips Holding Co				7.88%, 03/15/2019	116	122
6.95%, 04/15/2029		202	269	Petro-Canada
Continental Resources Inc/OK				6.80%, 05/15/2038	12	15
4.90%, 06/01/2044		250	217	7.88%, 06/15/2026	200	259
5.00%, 09/15/2022		500	484	Petroleos Mexicanos
Devon Energy Corp				3.50%, 07/18/2018	400	405
5.60%, 07/15/2041		125	139	4.88%, 01/24/2022	385	403
6.30%, 01/15/2019		154	176	5.50%, 01/21/2021	208	225
7.95%, 04/15/2032		192	265	5.50%, 06/27/2044(c)	500	510
Devon Financing Corp LLC				5.50%, 06/27/2044	350	357
7.88%, 09/30/2031		128	175	5.75%, 03/01/2018	141	152
Ecopetrol SA				6.38%, 01/23/2045	400	453
4.13%, 01/16/2025		500	475	6.63%, 06/15/2035	286	330
4.25%, 09/18/2018		250	260	8.00%, 05/03/2019	31	37
5.88%, 09/18/2023		250	265	Phillips 66
Encana Corp				2.95%, 05/01/2017	128	132
3.90%, 11/15/2021		200	197	4.30%, 04/01/2022	128	135
5.90%, 12/01/2017		25	27	5.88%, 05/01/2042	128	147
6.50%, 02/01/2038		166	178	Pioneer Natural Resources Co
Ensco PLC				3.95%, 07/15/2022	100	99
3.25%, 03/15/2016		51	52	Pride International Inc
4.70%, 03/15/2021		200	201	6.88%, 08/15/2020	77	86
EOG Resources Inc				Rowan Cos Inc
2.63%, 03/15/2023		200	192	5.00%, 09/01/2017	23	24
4.40%, 06/01/2020		51	55	Shell International Finance BV
EQT Corp				0.90%, 11/15/2016	200	200
6.50%, 04/01/2018		127	143	1.13%, 08/21/2017	200	200
Exxon Mobil Corp				2.38%, 08/21/2022	100	97
3.18%, 03/15/2024		500	516	3.40%, 08/12/2023	1,500	1,548
Hess Corp				3.63%, 08/21/2042	100	95
5.60%, 02/15/2041		51	55	4.30%, 09/22/2019	651	714
7.13%, 03/15/2033		200	246	4.38%, 03/25/2020	25	27
7.30%, 08/15/2031		38	47	5.50%, 03/25/2040	25	30
8.13%, 02/15/2019		25	30	6.38%, 12/15/2038	43	58
Husky Energy Inc				Southwestern Energy Co
7.25%, 12/15/2019		550	645	4.10%, 03/15/2022	150	147
Marathon Oil Corp				Statoil ASA
5.90%, 03/15/2018		251	279	1.15%, 05/15/2018	400	392
6.60%, 10/01/2037		223	263	2.25%, 11/08/2019	500	500

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Statoil ASA (continued)			Actavis Inc (continued)
2.65%, 01/15/2024	$400	$389	3.25%, 10/01/2022	$150	$146
3.15%, 01/23/2022	102	103	4.63%, 10/01/2042	100	98
3.25%, 11/10/2024	500	502	6.13%, 08/15/2019	12	14
3.95%, 05/15/2043	200	195	AmerisourceBergen Corp
5.10%, 08/17/2040	263	304	3.40%, 05/15/2024	250	250
5.25%, 04/15/2019	23	26	AstraZeneca PLC
Suncor Energy Inc			1.95%, 09/18/2019	100	100
6.10%, 06/01/2018	128	144	4.00%, 09/18/2042	100	99
6.50%, 06/15/2038	428	527	5.90%, 09/15/2017	77	86
6.85%, 06/01/2039	5	6	6.45%, 09/15/2037	144	194
Talisman Energy Inc			Bristol-Myers Squibb Co
6.25%, 02/01/2038	248	252	0.88%, 08/01/2017	100	99
Total Capital International SA			1.75%, 03/01/2019	1,000	993
0.75%, 01/25/2016	300	300	3.25%, 08/01/2042	100	88
1.00%, 01/10/2017	200	199	5.88%, 11/15/2036	5	6
2.75%, 06/19/2021	400	402	6.80%, 11/15/2026	25	33
2.88%, 02/17/2022	128	127	Cardinal Health Inc
Total Capital SA			1.70%, 03/15/2018	300	298
4.25%, 12/15/2021	51	56	3.20%, 03/15/2023	200	199
4.45%, 06/24/2020	500	549	4.60%, 03/15/2043	100	105
Transocean Inc			Eli Lilly & Co
5.05%, 12/15/2016	200	201	1.95%, 03/15/2019	1,000	1,005
6.00%, 03/15/2018	154	148	5.20%, 03/15/2017	164	178
6.38%, 12/15/2021	77	71	7.13%, 06/01/2025	220	290
6.80%, 03/15/2038	100	86	Express Scripts Holding Co
Valero Energy Corp			3.13%, 05/15/2016	128	132
6.13%, 02/01/2020	138	157	3.50%, 06/15/2024	500	498
6.63%, 06/15/2037	234	276	3.90%, 02/15/2022	200	208
7.50%, 04/15/2032	15	19	4.75%, 11/15/2021	77	85
9.38%, 03/15/2019	128	160	6.13%, 11/15/2041	77	97
		$35,057	GlaxoSmithKline Capital Inc
			5.38%, 04/15/2034	1,000	1,218
Oil & Gas Services - 0.17%			5.65%, 05/15/2018	202	228
Baker Hughes Inc			GlaxoSmithKline Capital PLC
5.13%, 09/15/2040	281	308	1.50%, 05/08/2017	100	100
7.50%, 11/15/2018	12	14	2.85%, 05/08/2022	128	128
Cameron International Corp			Johnson & Johnson
1.15%, 12/15/2016	400	396	2.95%, 09/01/2020	128	134
6.38%, 07/15/2018	154	173	3.38%, 12/05/2023	500	535
Halliburton Co			4.95%, 05/15/2033	201	242
1.00%, 08/01/2016	300	300	5.55%, 08/15/2017	128	142
3.25%, 11/15/2021	651	663	McKesson Corp
4.50%, 11/15/2041	51	52	3.25%, 03/01/2016	500	512
5.90%, 09/15/2018	350	396	4.75%, 03/01/2021	250	276
7.45%, 09/15/2039	10	14	Mead Johnson Nutrition Co
Weatherford International Ltd/Bermuda			4.60%, 06/01/2044	250	263
5.13%, 09/15/2020	51	50	Medco Health Solutions Inc
6.00%, 03/15/2018	12	13	7.13%, 03/15/2018	169	195
6.75%, 09/15/2040	51	47	Merck & Co Inc
7.00%, 03/15/2038	400	385	0.70%, 05/18/2016	200	200
9.63%, 03/01/2019	164	194	1.10%, 01/31/2018	100	99
		$3,005	1.30%, 05/18/2018	200	198
Other Asset Backed Securities - 0.01%			2.25%, 01/15/2016	51	52
CenterPoint Energy Restoration Bond Co			2.40%, 09/15/2022	100	98
LLC			2.80%, 05/18/2023	200	199
3.46%, 08/15/2019	103	107	3.60%, 09/15/2042	100	96
			4.15%, 05/18/2043	200	213
			6.55%, 09/15/2037	187	266
Pharmaceuticals - 1.12%			Merck Sharp & Dohme Corp
Abbott Laboratories			5.00%, 06/30/2019	154	174
5.30%, 05/27/2040	200	244	Mylan Inc/PA
AbbVie Inc			1.35%, 11/29/2016	250	249
1.75%, 11/06/2017	300	301	2.55%, 03/28/2019	250	249
2.00%, 11/06/2018	200	199	Novartis Capital Corp
2.90%, 11/06/2022	200	197	4.40%, 04/24/2020	77	85
4.40%, 11/06/2042	200	206	4.40%, 05/06/2044	330	370
Actavis Funding SCS			Novartis Securities Investment Ltd
1.30%, 06/15/2017	300	295	5.13%, 02/10/2019	564	633
4.85%, 06/15/2044	500	507	Perrigo Co PLC
Actavis Inc			5.30%, 11/15/2043	500	552
1.88%, 10/01/2017	200	199

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)			Pipelines (continued)
Pfizer Inc			ONEOK Partners LP
1.10%, 05/15/2017	$500	$499	5.00%, 09/15/2023	$250	$261
3.00%, 06/15/2023	500	506	6.13%, 02/01/2041	128	138
3.40%, 05/15/2024	1,000	1,040	8.63%, 03/01/2019	20	24
4.65%, 03/01/2018	51	56	Panhandle Eastern Pipe Line Co LP
6.20%, 03/15/2019	280	326	6.20%, 11/01/2017	81	90
7.20%, 03/15/2039	151	220	Plains All American Pipeline LP / PAA
Sanofi			Finance Corp
1.25%, 04/10/2018	400	396	2.85%, 01/31/2023	200	189
2.63%, 03/29/2016	77	79	3.65%, 06/01/2022	128	129
Teva Pharmaceutical Finance Co BV			4.30%, 01/31/2043	200	188
3.65%, 11/10/2021	400	410	4.70%, 06/15/2044	500	496
Teva Pharmaceutical Finance Co LLC			5.75%, 01/15/2020	15	17
6.15%, 02/01/2036	51	63	Southern Natural Gas Co LLC
Wyeth LLC			5.90%, 04/01/2017(a),(c)	12	13
5.50%, 02/15/2016	77	81	Southern Natural Gas Co LLC / Southern
5.95%, 04/01/2037	91	117	Natural Issuing Corp
6.50%, 02/01/2034	144	194	4.40%, 06/15/2021	51	53
Zoetis Inc			Spectra Energy Capital LLC
1.15%, 02/01/2016	100	100	8.00%, 10/01/2019	300	363
3.25%, 02/01/2023	100	99	Spectra Energy Partners LP
		$19,341	5.95%, 09/25/2043	200	237
			Sunoco Logistics Partners Operations LP
Pipelines - 0.90%			3.45%, 01/15/2023	200	192
ANR Pipeline Co			4.95%, 01/15/2043	200	192
9.63%, 11/01/2021	600	823	5.50%, 02/15/2020	46	50
Boardwalk Pipelines LP			Tennessee Gas Pipeline Co LLC
3.38%, 02/01/2023	200	182	7.50%, 04/01/2017	77	86
Buckeye Partners LP			Texas Eastern Transmission LP
2.65%, 11/15/2018	250	246	7.00%, 07/15/2032	100	134
4.88%, 02/01/2021	850	891	TransCanada PipeLines Ltd
DCP Midstream Operating LP			3.80%, 10/01/2020	128	132
2.70%, 04/01/2019	300	294	5.60%, 03/31/2034	300	335
El Paso Pipeline Partners Operating Co LLC			6.10%, 06/01/2040	25	29
4.70%, 11/01/2042	200	181	6.35%, 05/15/2067(a)	500	485
Enable Midstream Partners LP			6.50%, 08/15/2018	1,042	1,182
5.00%, 05/15/2044(c)	500	471
			7.25%, 08/15/2038	51	68
Enbridge Energy Partners LP			Williams Cos Inc/The
5.20%, 03/15/2020	9	10	4.55%, 06/24/2024	1,000	930
9.88%, 03/01/2019	87	110	7.50%, 01/15/2031	11	12
Energy Transfer Partners LP			7.88%, 09/01/2021	128	148
4.90%, 02/01/2024	350	367	Williams Partners LP
5.20%, 02/01/2022	102	109	3.90%, 01/15/2025	350	336
5.95%, 10/01/2043	350	384	5.25%, 03/15/2020	180	195
6.50%, 02/01/2042	102	117	6.30%, 04/15/2040	343	384
6.70%, 07/01/2018	23	26			$15,685
9.00%, 04/15/2019	6	7
Enterprise Products Operating LLC			Real Estate - 0.01%
3.20%, 02/01/2016	51	52	Regency Centers LP
3.35%, 03/15/2023	300	297	3.75%, 06/15/2024	200	204
3.75%, 02/15/2025	500	502
3.90%, 02/15/2024	250	255
4.85%, 08/15/2042	300	312	Regional Authority - 0.36%
5.20%, 09/01/2020	77	85	Province of British Columbia
			2.10%, 05/18/2016	1,000	1,021
6.13%, 10/15/2039	123	149	2.65%, 09/22/2021	77	79
6.45%, 09/01/2040	177	218	6.50%, 01/15/2026	18	24
6.50%, 01/31/2019	161	184
6.88%, 03/01/2033	15	19	Province of Manitoba Canada
			1.30%, 04/03/2017	280	282
Kinder Morgan Energy Partners LP			3.05%, 05/14/2024	500	518
3.50%, 03/01/2016	180	184
3.50%, 03/01/2021	250	246	Province of Nova Scotia Canada
			5.13%, 01/26/2017	41	44
3.50%, 09/01/2023	200	190	Province of Ontario Canada
4.15%, 03/01/2022	300	302
5.00%, 03/01/2043	100	95	1.00%, 07/22/2016	350	351
			2.50%, 09/10/2021	500	504
5.40%, 09/01/2044	400	401	3.15%, 12/15/2017	200	210
6.38%, 03/01/2041	128	143
6.50%, 09/01/2039	112	125	3.20%, 05/16/2024	750	783
			4.00%, 10/07/2019	277	303
6.95%, 01/15/2038	112	129	4.40%, 04/14/2020	151	168
7.40%, 03/15/2031	177	212
9.00%, 02/01/2019	77	93	4.95%, 11/28/2016	180	194
Magellan Midstream Partners LP			5.45%, 04/27/2016	302	321
4.20%, 12/01/2042	200	186

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

	Regional Authority (continued)			REITS (continued)
	Province of Quebec Canada			Simon Property Group LP
	2.75%, 08/25/2021	$231	$236	2.15%, 09/15/2017	$102	$104
	3.50%, 07/29/2020	750	803	2.20%, 02/01/2019	400	402
	5.13%, 11/14/2016	351	379	4.13%, 12/01/2021	200	218
	7.50%, 09/15/2029	64	95	5.65%, 02/01/2020	47	54
	Province of Saskatchewan Canada			6.75%, 02/01/2040	25	35
	8.50%, 07/15/2022	6	8	10.35%, 04/01/2019	90	118
			$6,323	Tanger Properties LP
				3.88%, 12/01/2023	250	256
REITS	- 0.67%			Ventas Realty LP / Ventas Capital Corp
	Alexandria Real Estate Equities Inc			2.00%, 02/15/2018	750	751
	2.75%, 01/15/2020	750	743	4.25%, 03/01/2022	128	135
	American Tower Corp			Weyerhaeuser Co
	4.70%, 03/15/2022	278	291	7.38%, 03/15/2032	300	399
	7.00%, 10/15/2017	32	36			$11,565
	AvalonBay Communities Inc
	2.95%, 09/15/2022	100	97	Retail - 0.98%
	3.63%, 10/01/2020	100	104	AutoNation Inc
	4.20%, 12/15/2023	400	423	6.75%, 04/15/2018	200	224
	BioMed Realty LP			AutoZone Inc
	2.63%, 05/01/2019	200	200	4.00%, 11/15/2020	251	266
	6.13%, 04/15/2020	6	7	Bed Bath & Beyond Inc
	Boston Properties LP			5.17%, 08/01/2044	500	523
	3.85%, 02/01/2023	200	208	Costco Wholesale Corp
	4.13%, 05/15/2021	77	82	1.13%, 12/15/2017	1,000	994
	5.63%, 11/15/2020	25	29	CVS Health Corp
	5.88%, 10/15/2019	750	859	2.25%, 08/12/2019	500	498
	Brandywine Operating Partnership LP			4.13%, 05/15/2021	500	542
	3.95%, 02/15/2023	200	202	5.75%, 06/01/2017	15	17
	CBL & Associates LP			6.13%, 09/15/2039	79	102
	4.60%, 10/15/2024	750	760	6.25%, 06/01/2027	100	126
	DDR Corp			Darden Restaurants Inc
	4.63%, 07/15/2022	200	214	7.05%, 10/15/2037(a)	27	32
	Duke Realty LP			Dollar General Corp
	3.88%, 10/15/2022	100	103	1.88%, 04/15/2018	300	290
	EPR Properties			Gap Inc/The
	7.75%, 07/15/2020	63	76	5.95%, 04/12/2021	275	313
	ERP Operating LP			Home Depot Inc/The
	2.38%, 07/01/2019	400	398	3.75%, 02/15/2024	350	374
	4.75%, 07/15/2020	51	56	5.40%, 03/01/2016	1,164	1,228
	Federal Realty Investment Trust			5.88%, 12/16/2036	237	310
	2.75%, 06/01/2023	150	144	5.95%, 04/01/2041	351	458
	HCP Inc			Kohl's Corp
	3.75%, 02/01/2016	51	52	4.00%, 11/01/2021	277	288
	4.20%, 03/01/2024	250	260	6.00%, 01/15/2033	300	332
	4.25%, 11/15/2023	200	210	6.25%, 12/15/2017	200	222
	5.38%, 02/01/2021	51	57	Lowe's Cos Inc
	6.70%, 01/30/2018	15	17	3.80%, 11/15/2021	102	109
	Health Care REIT Inc			4.63%, 04/15/2020	77	85
	3.75%, 03/15/2023	200	202	5.80%, 04/15/2040	77	98
	6.13%, 04/15/2020	115	132	6.65%, 09/15/2037	312	434
	Highwoods Realty LP			Macy's Retail Holdings Inc
	3.20%, 06/15/2021	350	348	2.88%, 02/15/2023	300	291
	Hospitality Properties Trust			4.30%, 02/15/2043	200	194
	5.00%, 08/15/2022	100	105	5.90%, 12/01/2016	225	244
	6.70%, 01/15/2018	77	85	6.65%, 07/15/2024	25	31
	Host Hotels & Resorts LP			6.90%, 04/01/2029	125	159
	6.00%, 10/01/2021	200	230	McDonald's Corp
	Kimco Realty Corp			3.50%, 07/15/2020	151	160
	3.13%, 06/01/2023	200	196	3.70%, 02/15/2042	128	122
	3.20%, 05/01/2021	250	253	4.88%, 07/15/2040	9	10
	Liberty Property LP			5.35%, 03/01/2018	36	40
	3.38%, 06/15/2023	300	292	6.30%, 10/15/2037	262	342
	Omega Healthcare Investors Inc			Nordstrom Inc
	4.50%, 01/15/2025(c)	300	297	4.75%, 05/01/2020	36	40
	4.95%, 04/01/2024	750	780	6.25%, 01/15/2018	12	14
	Prologis LP			O'Reilly Automotive Inc
	4.50%, 08/15/2017	200	213	3.85%, 06/15/2023	300	313
	6.88%, 03/15/2020	2	2	QVC Inc
	Realty Income Corp			4.38%, 03/15/2023	250	251
	4.65%, 08/01/2023	250	269	Signet UK Finance PLC
	5.88%, 03/15/2035	51	61	4.70%, 06/15/2024	250	241

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Retail (continued)			Sovereign - 1.88%
Starbucks Corp			Brazilian Government International Bond
0.88%, 12/05/2016	$500	$499	2.63%, 01/05/2023	$300	$273
Target Corp			4.88%, 01/22/2021	257	273
4.00%, 07/01/2042	300	305	5.88%, 01/15/2019	102	114
6.00%, 01/15/2018	149	168	7.13%, 01/20/2037	210	266
6.50%, 10/15/2037	700	956	8.00%, 01/15/2018	70	77
Walgreen Co			8.25%, 01/20/2034	651	893
5.25%, 01/15/2019	30	33	8.88%, 10/14/2019	122	154
Walgreens Boots Alliance Inc			8.88%, 04/15/2024	150	202
1.75%, 11/17/2017	200	200	8.88%, 04/15/2024	200	269
2.70%, 11/18/2019	300	302	12.25%, 03/06/2030	341	624
4.40%, 09/15/2042	100	100	11.00%, 08/17/2040	12	13
4.80%, 11/18/2044	300	316	Canada Government International Bond
Wal-Mart Stores Inc			0.88%, 02/14/2017	255	255
0.60%, 04/11/2016	200	200	Chile Government International Bond
2.55%, 04/11/2023	950	936	3.13%, 03/27/2025	250	249
2.80%, 04/15/2016	51	52	3.25%, 09/14/2021	180	186
3.25%, 10/25/2020	51	53	Colombia Government International Bond
3.63%, 07/08/2020	51	54	4.38%, 07/12/2021	100	106
4.13%, 02/01/2019	102	111	5.63%, 02/26/2044	500	563
4.25%, 04/15/2021	51	56	6.13%, 01/18/2041	200	239
4.30%, 04/22/2044	500	546	8.13%, 05/21/2024	201	267
5.25%, 09/01/2035	350	421	11.75%, 02/25/2020	180	255
5.63%, 04/01/2040	38	48	10.38%, 01/28/2033	100	156
5.63%, 04/15/2041	280	358	Export Development Canada
5.80%, 02/15/2018	128	145	0.63%, 12/15/2016	500	499
6.20%, 04/15/2038	25	33	1.75%, 08/19/2019	400	401
6.50%, 08/15/2037	415	571	Export-Import Bank of Korea
7.55%, 02/15/2030	128	189	3.25%, 08/12/2026	500	502
Yum! Brands Inc			4.00%, 01/11/2017	300	314
6.25%, 03/15/2018	7	8	4.00%, 01/14/2024	250	270
6.88%, 11/15/2037	7	9	5.00%, 04/11/2022	200	228
		$16,986	Israel Government AID Bond
			5.50%, 09/18/2023	25	31
Semiconductors - 0.12%			5.50%, 04/26/2024	25	31
Intel Corp			5.50%, 09/18/2033	12	16
1.35%, 12/15/2017	300	300	Israel Government International Bond
3.30%, 10/01/2021	177	186	5.13%, 03/26/2019	147	167
4.00%, 12/15/2032	200	204	Italy Government International Bond
4.25%, 12/15/2042	200	206	5.25%, 09/20/2016	333	355
4.80%, 10/01/2041	77	85	5.38%, 06/12/2017	750	814
Maxim Integrated Products Inc			5.38%, 06/15/2033	64	76
2.50%, 11/15/2018	200	199	6.88%, 09/27/2023	212	268
Texas Instruments Inc			Japan Bank for International
0.88%, 03/12/2017	200	199	Cooperation/Japan
1.65%, 08/03/2019	200	195	1.13%, 07/19/2017	100	100
2.75%, 03/12/2021	400	402	1.75%, 07/31/2018	650	653
Xilinx Inc			2.50%, 01/21/2016	300	306
2.13%, 03/15/2019	175	174	3.00%, 05/29/2024	1,000	1,049
		$2,150	Mexico Government International Bond
Software - 0.28%			3.50%, 01/21/2021	500	511
Adobe Systems Inc			3.63%, 03/15/2022	300	306
4.75%, 02/01/2020	51	56	4.75%, 03/08/2044	506	528
Fidelity National Information Services Inc			5.13%, 01/15/2020	600	662
2.00%, 04/15/2018	300	298	5.55%, 01/21/2045	300	349
Fiserv Inc			5.63%, 01/15/2017	318	345
3.50%, 10/01/2022	100	101	5.95%, 03/19/2019	1,078	1,220
Microsoft Corp			6.05%, 01/11/2040	464	567
3.00%, 10/01/2020	600	626	8.30%, 08/15/2031	738	1,109
4.20%, 06/01/2019	115	126	Panama Government International Bond
4.50%, 10/01/2040	100	111	5.20%, 01/30/2020	1,154	1,272
5.30%, 02/08/2041	77	94	6.70%, 01/26/2036	224	290
Oracle Corp			8.88%, 09/30/2027	77	112
2.38%, 01/15/2019	450	458	Peruvian Government International Bond
2.50%, 10/15/2022	1,500	1,461	5.63%, 11/18/2050	128	151
3.88%, 07/15/2020	77	83	6.55%, 03/14/2037	126	163
4.30%, 07/08/2034	1,000	1,071	7.13%, 03/30/2019	30	35
5.00%, 07/08/2019	48	54	7.35%, 07/21/2025	180	239
5.25%, 01/15/2016	77	81	8.75%, 11/21/2033	192	299
5.75%, 04/15/2018	180	203	Philippine Government International Bond
		$4,823	5.00%, 01/13/2037	300	351

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)

Sovereign (continued)			Supranational Bank (continued)
Philippine Government International			European Investment Bank	(continued)
Bond (continued)			1.75%, 03/15/2017		$528	$538
6.50%, 01/20/2020	$200	$240	1.75%, 06/17/2019		750	752
9.38%, 01/18/2017	200	234	1.88%, 03/15/2019		500	505
9.50%, 02/02/2030	400	649	2.25%, 03/15/2016		450	459
10.63%, 03/16/2025	400	644	2.50%, 05/16/2016		102	105
Poland Government International Bond			2.50%, 04/15/2021		1,500	1,541
4.00%, 01/22/2024	1,000	1,061	3.25%, 01/29/2024		1,000	1,077
5.00%, 03/23/2022	528	591	4.88%, 02/16/2016		1,007	1,056
5.13%, 04/21/2021	51	57	4.88%, 01/17/2017		400	432
6.38%, 07/15/2019	844	987	4.88%, 02/15/2036		25	32
Republic of Korea			5.13%, 09/13/2016		154	166
3.88%, 09/11/2023	250	273	5.13%, 05/30/2017		102	112
South Africa Government International Bond			FMS Wertmanagement AoeR
4.67%, 01/17/2024	200	207	0.63%, 04/18/2016		300	300
5.88%, 05/30/2022	200	224	1.13%, 10/14/2016		400	403
6.25%, 03/08/2041	750	888	Inter-American Development Bank
6.88%, 05/27/2019	500	571	0.88%, 11/15/2016		350	351
Svensk Exportkredit AB			1.00%, 07/14/2017		1,000	999
1.75%, 05/30/2017	200	203	1.13%, 03/15/2017		257	258
1.88%, 06/17/2019	500	502	1.75%, 08/24/2018		500	505
5.13%, 03/01/2017	218	237	1.75%, 10/15/2019		500	502
Tennessee Valley Authority			2.13%, 11/09/2020		250	252
3.50%, 12/15/2042	400	396	3.00%, 02/21/2024		250	266
4.50%, 04/01/2018	51	56	3.88%, 09/17/2019		77	85
5.25%, 09/15/2039	51	65	3.88%, 02/14/2020		77	85
5.38%, 04/01/2056	154	203	International Bank for Reconstruction &
6.75%, 11/01/2025	102	138	Development
Turkey Government International Bond			0.50%, 05/16/2016		500	499
3.25%, 03/23/2023	700	664	0.88%, 04/17/2017		500	501
4.88%, 04/16/2043	900	896	1.00%, 09/15/2016		257	258
5.75%, 03/22/2024	250	279	1.38%, 04/10/2018		500	503
6.63%, 02/17/2045	200	245	1.88%, 03/15/2019		500	507
6.75%, 04/03/2018	500	556	2.13%, 03/15/2016		800	816
7.00%, 09/26/2016	200	217	2.13%, 11/01/2020		750	758
7.50%, 11/07/2019	300	352	2.25%, 06/24/2021		500	504
8.00%, 02/14/2034	400	548	7.63%, 01/19/2023		12	17
Uruguay Government International Bond			International Finance Corp
4.13%, 11/20/2045	100	89	0.63%, 11/15/2016		250	249
8.00%, 11/18/2022	265	350	0.88%, 06/15/2018		300	295
		$32,645	1.13%, 11/23/2016		328	329
			1.25%, 07/16/2018		500	498
Supranational Bank - 1.53%			2.25%, 04/11/2016		300	306
African Development Bank			Nordic Investment Bank
0.75%, 10/18/2016	330	330	5.00%, 02/01/2017		354	384
0.88%, 03/15/2018	800	788				$26,450
1.25%, 09/02/2016	257	259
Asian Development Bank			Telecommunications - 1.75%
0.75%, 01/11/2017	500	500	America Movil SAB de CV
1.13%, 03/15/2017	428	430	2.38%, 09/08/2016		357	362
1.75%, 09/11/2018	500	504	3.13%, 07/16/2022		100	99
2.13%, 11/24/2021	750	750	5.63%, 11/15/2017		1,015	1,114
2.50%, 03/15/2016	305	312	6.13%, 03/30/2040		102	121
5.82%, 06/16/2028	15	20	6.38%, 03/01/2035		200	246
6.38%, 10/01/2028	51	69	AT&T Inc
Corp Andina de Fomento			1.60%, 02/15/2017		128	128
3.75%, 01/15/2016	3	3	1.70%, 06/01/2017		1,545	1,551
4.38%, 06/15/2022	22	24	2.63%, 12/01/2022		600	571
Council Of Europe Development Bank			3.00%, 02/15/2022		100	98
1.13%, 05/31/2018	1,000	991	3.88%, 08/15/2021		77	81
1.50%, 02/22/2017	128	130	4.30%, 12/15/2042		201	191
European Bank for Reconstruction &			4.35%, 06/15/2045		950	896
Development			5.50%, 02/01/2018		702	775
1.00%, 02/16/2017	357	358	6.30%, 01/15/2038		500	605
1.63%, 04/10/2018	250	252	6.50%, 09/01/2037		521	644
1.63%, 11/15/2018	300	301	BellSouth Corp
1.75%, 06/14/2019	500	501	6.00%, 11/15/2034		200	231
2.50%, 03/15/2016	77	79	British Telecommunications PLC
European Investment Bank			5.95%, 01/15/2018		669	746
1.00%, 08/17/2017	500	499	9.62%, 12/15/2030(a)		77	121
1.00%, 03/15/2018	750	743	Cisco Systems Inc
1.13%, 09/15/2017	1,400	1,402	4.45%, 01/15/2020		102	112

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications (continued)				Transportation (continued)
Cisco Systems Inc (continued)				Burlington Northern Santa Fe
4.95%, 02/15/2019	$855	$956		LLC (continued)
5.50%, 02/22/2016	180	190		7.95%, 08/15/2030	$77	$111
5.90%, 02/15/2039	680	856		Canadian National Railway Co
Deutsche Telekom International Finance BV				1.45%, 12/15/2016	51	51
5.75%, 03/23/2016	577	609		2.25%, 11/15/2022	200	193
6.00%, 07/08/2019	300	348		3.50%, 11/15/2042	200	192
8.75%, 06/15/2030(a)	141	208		5.55%, 03/01/2019	15	17
Embarq Corp				Canadian Pacific Railway Co
7.08%, 06/01/2016	202	218		4.45%, 03/15/2023	128	140
Harris Corp				CSX Corp
4.40%, 12/15/2020	51	54		3.70%, 11/01/2023	500	524
Juniper Networks Inc				4.75%, 05/30/2042	277	304
3.10%, 03/15/2016	77	79		6.25%, 03/15/2018	82	93
4.60%, 03/15/2021	1,000	1,045		FedEx Corp
Motorola Solutions Inc				2.63%, 08/01/2022	100	98
4.00%, 09/01/2024	500	503		3.88%, 08/01/2042	100	96
Orange SA				Norfolk Southern Corp
4.13%, 09/14/2021	128	137		3.25%, 12/01/2021	251	257
5.38%, 01/13/2042	102	116		3.85%, 01/15/2024	200	210
9.00%, 03/01/2031(a)	315	481		4.80%, 08/15/2043	350	390
Pacific Bell Telephone Co				4.84%, 10/01/2041	100	111
7.13%, 03/15/2026	377	480		7.25%, 02/15/2031	130	179
Qwest Corp				Ryder System Inc
6.75%, 12/01/2021	200	231		2.35%, 02/26/2019	200	199
7.25%, 10/15/2035	200	206		2.45%, 09/03/2019	350	348
Rogers Communications Inc				Union Pacific Corp
3.00%, 03/15/2023	400	387		4.15%, 01/15/2045	350	365
5.00%, 03/15/2044	500	547		4.16%, 07/15/2022	241	265
6.80%, 08/15/2018	108	125		4.75%, 09/15/2041	77	86
Telefonica Emisiones SAU				United Parcel Service Inc
3.19%, 04/27/2018	1,500	1,543		1.13%, 10/01/2017	400	398
3.99%, 02/16/2016	200	206		3.13%, 01/15/2021	1,128	1,177
5.13%, 04/27/2020	168	186		4.88%, 11/15/2040	25	29
7.05%, 06/20/2036	295	388		6.20%, 01/15/2038	23	31
Verizon Communications Inc						$7,844
1.10%, 11/01/2017	100	98
2.00%, 11/01/2016	500	507		Trucking & Leasing - 0.01%
2.45%, 11/01/2022	100	94		GATX Corp
2.63%, 02/21/2020(c)	1,189	1,175		4.75%, 06/15/2022	200	220
4.40%, 11/01/2034	500	497
4.50%, 09/15/2020	400	434	Water	- 0.00%
4.60%, 04/01/2021	77	84		American Water Capital Corp
5.15%, 09/15/2023	1,100	1,215		6.59%, 10/15/2037	5	7
6.25%, 04/01/2037	261	320
6.35%, 04/01/2019	482	559		TOTAL BONDS		$595,780
6.40%, 09/15/2033	900	1,109			Principal
6.55%, 09/15/2043	1,960	2,511		MUNICIPAL BONDS - 0.86%	Amount (000's) Value (000's)
6.90%, 04/15/2038	256	335
7.75%, 12/01/2030	146	201		California - 0.30%
Vodafone Group PLC				Bay Area Toll Authority
2.95%, 02/19/2023	200	193		6.26%, 04/01/2049	$300	$423
5.45%, 06/10/2019	180	202		6.92%, 04/01/2040	270	379
5.63%, 02/27/2017	448	485		City of Los Angeles Department of Airports
6.15%, 02/27/2037	201	243		6.58%, 05/15/2039	100	131
6.25%, 11/30/2032	1,000	1,221		City of San Francisco CA Public Utilities
		$30,274		Commission Water Revenue
				6.00%, 11/01/2040	200	262
Toys, Games & Hobbies - 0.03%				East Bay Municipal Utility District Water
Hasbro Inc				System Revenue
3.15%, 05/15/2021	250	249		5.87%, 06/01/2040	60	80
6.35%, 03/15/2040	25	31		Los Angeles Department of Water & Power
Mattel Inc				6.01%, 07/01/2039	55	70
2.35%, 05/06/2019	250	249		6.57%, 07/01/2045	150	216
		$529		Los Angeles Unified School District/CA
				5.75%, 07/01/2034	80	101
Transportation - 0.45%				5.76%, 07/01/2029	50	62
Burlington Northern Santa Fe LLC
4.70%, 10/01/2019	783	866		6.76%, 07/01/2034	130	181
5.15%, 09/01/2043	350	404		Regents of the University of California
5.65%, 05/01/2017	54	59		Medical Center Pooled Revenue
6.20%, 08/15/2036	500	651		6.55%, 05/15/2048	250	344

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

California (continued)				New Jersey (continued)
Sacramento Municipal Utility District				New Jersey Economic Development
6.16%, 05/15/2036	$120	$154		Authority (credit support from NATL-RE)
San Diego County Water Authority				7.43%, 02/15/2029(f)	$200	$255
6.14%, 05/01/2049	110	149		New Jersey State Turnpike Authority
Santa Clara Valley Transportation Authority				7.10%, 01/01/2041	147	215
5.88%, 04/01/2032	25	30		New Jersey Transportation Trust Fund
State of California				Authority
6.65%, 03/01/2022	775	956		5.75%, 12/15/2028	190	217
7.30%, 10/01/2039	75	110		6.56%, 12/15/2040	110	143
7.60%, 11/01/2040	180	285		Rutgers The State University of New
7.63%, 03/01/2040	280	430		Jersey (credit support from GO OF UNIV)
University of California				5.67%, 05/01/2040(f)	130	165
1.80%, 07/01/2019	300	297				$1,032
5.77%, 05/15/2043	200	256
		$4,916		New York - 0.14%
				City of New York NY
Connecticut - 0.00%				5.52%, 10/01/2037	25	31
State of Connecticut				5.85%, 06/01/2040	300	386
5.85%, 03/15/2032	25	31		Metropolitan Transportation Authority
				6.55%, 11/15/2031	180	234
				6.65%, 11/15/2039	100	136
District of Columbia - 0.03%				6.81%, 11/15/2040	135	188
District of Columbia Water & Sewer
Authority				New York City Transitional Finance Authority
4.81%, 10/01/2114	450	510		Future Tax Secured Revenue
				5.51%, 08/01/2037	250	311
				New York City Water & Sewer System
Florida - 0.01%				5.72%, 06/15/2042	270	359
State Board of Administration Finance Corp				5.95%, 06/15/2042	125	168
2.11%, 07/01/2018	200	202		New York State Dormitory Authority
				5.60%, 03/15/2040	100	127
				Port Authority of New York & New Jersey
Georgia - 0.03%				4.46%, 10/01/2062	100	106
Municipal Electric Authority of Georgia				4.96%, 08/01/2046	300	342
6.64%, 04/01/2057	151	202		Port Authority of New York & New
7.06%, 04/01/2057	200	243		Jersey (creditsupport from GO OF AUTH)
State of Georgia				6.04%, 12/01/2029 (f)	50	65
4.50%, 11/01/2025	175	196
		$641				$2,453
			Ohio	- 0.02%
Illinois - 0.13%				American Municipal Power Inc
Chicago Transit Authority
6.20%, 12/01/2040	70	83		7.50%, 02/15/2050	75	112
				Ohio State University/The
6.90%, 12/01/2040	200	252		4.91%, 06/01/2040	125	153
City of Chicago IL
6.31%, 01/01/2044	250	264				$265
City of Chicago IL Waterworks Revenue			Texas	- 0.12%
6.74%, 11/01/2040	145	191		City of Houston TX Combined Utility System
County of Cook IL				Revenue
6.23%, 11/15/2034	102	113		3.83%, 05/15/2028	250	265
State of Illinois				City Public Service Board of San Antonio
4.95%, 06/01/2023	30	32		TX
4.96%, 03/01/2016	75	78		5.81%, 02/01/2041	135	179
5.10%, 06/01/2033	735	733		Dallas Area Rapid Transit
5.37%, 03/01/2017	100	107		5.02%, 12/01/2048	50	61
5.88%, 03/01/2019	345	382		Dallas Convention Center Hotel Development
7.35%, 07/01/2035	70	82		Corp
		$2,317		7.09%, 01/01/2042	70	94
				Dallas County Hospital District
Kansas - 0.01%				5.62%, 08/15/2044	83	107
State of Kansas Department of				Dallas Independent School District (credit
Transportation				support from PSF-GTD)
4.60%, 09/01/2035	115	131		6.45%, 02/15/2035 (f)	50	60
				Grand Parkway Transportation Corp
Nevada - 0.00%				5.18%, 10/01/2042	300	366
County of Clark Department of Aviation				State of Texas
6.82%, 07/01/2045	25	37		4.68%, 04/01/2040	100	117
6.88%, 07/01/2042	70	81		5.52%, 04/01/2039	405	533
		$118		Texas Transportation Commission State
				Highway Fund
New Jersey - 0.05%				5.18%, 04/01/2030	125	150
New Jersey Economic Development						$1,932
Authority (credit support from AGM)
0.00%, 02/15/2023(d),(f)	51	37

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
State Utah of - 0.02% Utah			(continued)
3.54%, 07/01/2025	$300	$316	3.00%, 07/01/2043	$860	$870
			3.00%, 07/01/2043	1,637	1,656
			3.00%, 08/01/2043	377	381
Washington - 0.00%			3.00%, 08/01/2043	191	194
State of Washington			3.00%, 08/01/2043	2,727	2,759
5.09%, 08/01/2033	20	23	3.00%, 08/01/2043	523	529
			3.00%, 08/01/2043	47	47
			3.00%, 08/01/2043	395	400
Wisconsin - 0.00%			3.00%, 08/01/2043	392	396
State of Wisconsin (credit support from
AGM)			3.00%, 09/01/2043	471	477
5.70%, 05/01/2026(f)	50	59	3.00%, 09/01/2043	594	600
			3.00%, 09/01/2043	99	100
			3.00%, 09/01/2043	975	986
TOTAL MUNICIPAL BONDS		$14,946	3.00%, 10/01/2043	804	813
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 10/01/2043	249	252
AGENCY OBLIGATIONS - 64.42%	Amount (000's) )	Value (000's	3.50%, 04/01/2021	93	98
Federal Home Loan Mortgage Corporation (FHLMC) -			3.50%, 10/01/2023	208	220
7.75%			3.50%, 10/01/2025	19	20
2.00%, 09/01/2028	$249	$248	3.50%, 10/01/2025	29	31
2.00%, 08/01/2029	1,033	1,031	3.50%, 11/01/2025	48	50
2.23%, 07/01/2043(a)	258	262
2.45%, 10/01/2043(a)	694	709	3.50%, 11/01/2025	13	14
			3.50%, 11/01/2025	64	68
2.50%, 08/01/2027	202	206	3.50%, 11/01/2025	8	9
2.50%, 08/01/2027	215	219	3.50%, 11/01/2025	22	23
2.50%, 10/01/2027	394	402	3.50%, 12/01/2025	55	58
2.50%, 03/01/2028	830	846	3.50%, 12/01/2025	17	18
2.50%, 04/01/2028	60	61	3.50%, 01/01/2026	36	38
2.50%, 04/01/2028	174	177	3.50%, 01/01/2026	830	880
2.50%, 06/01/2028	199	203	3.50%, 02/01/2026	30	32
2.50%, 06/01/2028	434	442	3.50%, 04/01/2026	78	83
2.50%, 06/01/2028	1,059	1,079	3.50%, 05/01/2026	96	102
2.50%, 06/01/2028	187	191	3.50%, 06/01/2026	19	20
2.50%, 07/01/2028	707	721	3.50%, 06/01/2026	12	13
2.50%, 10/01/2028	355	362	3.50%, 07/01/2026	60	63
2.50%, 10/01/2028	369	376	3.50%, 07/01/2026	78	82
2.50%, 10/01/2029	986	1,005	3.50%, 07/01/2026	12	13
2.50%, 01/01/2030(g)	2,600	2,644
2.50%, 02/01/2030(g)	200	203	3.50%, 08/01/2026	48	51
			3.50%, 09/01/2026	63	67
2.50%, 02/01/2043	282	275	3.50%, 10/01/2026	41	43
2.67%, 01/01/2042(a)	53	56	3.50%, 01/01/2027(g)	500	528
3.00%, 01/01/2027	440	458	3.50%, 01/01/2027	86	91
3.00%, 02/01/2027	383	399	3.50%, 01/01/2029	535	566
3.00%, 02/01/2027	160	166	3.50%, 07/01/2029	193	204
3.00%, 03/01/2027	336	350	3.50%, 08/01/2029	103	109
3.00%, 06/01/2027	254	264	3.50%, 01/01/2032	268	282
3.00%, 02/01/2028(g)	300	311
			3.50%, 02/01/2032	168	176
3.00%, 10/01/2028	955	993	3.50%, 03/01/2032	203	213
3.00%, 07/01/2029	670	697	3.50%, 04/01/2032	187	196
3.00%, 07/01/2029	1,143	1,187	3.50%, 08/01/2032	157	165
3.00%, 07/01/2029	892	927	3.50%, 01/01/2034	184	193
3.00%, 08/01/2029	494	513	3.50%, 02/01/2041	73	76
3.00%, 09/01/2029	200	208	3.50%, 10/01/2041	75	78
3.00%, 10/01/2029	296	308	3.50%, 11/01/2041	70	73
3.00%, 11/01/2029	497	517	3.50%, 01/01/2042	155	162
3.00%, 11/01/2029	299	310	3.50%, 01/01/2042(g)	9,700	10,086
3.00%, 12/01/2029	100	104	3.50%, 02/01/2042(g)	300	311
3.00%, 02/01/2032	180	186	3.50%, 02/01/2042	66	69
3.00%, 04/01/2033	444	458	3.50%, 02/01/2042	875	912
3.00%, 04/01/2033	442	457	3.50%, 03/01/2042	20	21
3.00%, 06/01/2033	271	280	3.50%, 03/01/2042	79	83
3.00%, 09/01/2033	370	382	3.50%, 04/01/2042	50	52
3.00%, 09/01/2033	369	381	3.50%, 04/01/2042	190	198
3.00%, 01/01/2043	611	619	3.50%, 04/01/2042	207	215
3.00%, 01/01/2043(g)	3,100	3,131
			3.50%, 04/01/2042	204	212
3.00%, 04/01/2043	525	531	3.50%, 04/01/2042	195	203
3.00%, 05/01/2043	549	556	3.50%, 06/01/2042	148	154
3.00%, 06/01/2043	311	314	3.50%, 06/01/2042	546	569
3.00%, 06/01/2043	956	967	3.50%, 06/01/2042	149	155
3.00%, 07/01/2043	845	854	3.50%, 07/01/2042	767	799
3.00%, 07/01/2043	96	97	3.50%, 07/01/2042	921	959
			3.50%, 08/01/2042	381	396

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.50%, 08/01/2042	$929	$968	4.00%, 01/01/2042(g)	$15,600	$16,629
3.50%, 08/01/2042	191	198	4.00%, 03/01/2042	178	190
3.50%, 02/01/2043	932	970	4.00%, 06/01/2042	299	319
3.50%, 08/01/2043	73	76	4.00%, 06/01/2042	340	363
3.50%, 02/01/2044	916	953	4.00%, 02/01/2043(g)	300	319
3.50%, 06/01/2044	1,964	2,044	4.00%, 01/01/2044	445	474
3.50%, 08/01/2044	1,087	1,131	4.00%, 02/01/2044	850	911
3.50%, 09/01/2044	988	1,029	4.00%, 02/01/2044	320	341
4.00%, 05/01/2018	14	15	4.00%, 02/01/2044	546	583
4.00%, 05/01/2018	136	144	4.00%, 05/01/2044	199	213
4.00%, 10/01/2018	100	106	4.00%, 10/01/2044	992	1,058
4.00%, 04/01/2019	24	26	4.50%, 01/01/2015	1	1
4.00%, 10/01/2020	95	100	4.50%, 05/01/2018	54	57
4.00%, 05/01/2024	77	82	4.50%, 08/01/2018	112	117
4.00%, 05/01/2024	139	148	4.50%, 11/01/2018	25	27
4.00%, 12/01/2024	18	19	4.50%, 04/01/2019	23	24
4.00%, 01/01/2025	45	48	4.50%, 04/01/2023	18	19
4.00%, 02/01/2025	29	31	4.50%, 01/01/2024	11	11
4.00%, 03/01/2025	26	28	4.50%, 01/01/2024	25	27
4.00%, 03/01/2025	35	37	4.50%, 04/01/2024	129	139
4.00%, 04/01/2025	38	41	4.50%, 07/01/2024	23	24
4.00%, 06/01/2025	34	36	4.50%, 09/01/2024	32	34
4.00%, 06/01/2025	395	421	4.50%, 09/01/2024	36	39
4.00%, 06/01/2025	69	73	4.50%, 11/01/2024	226	244
4.00%, 06/01/2025	30	32	4.50%, 04/01/2025	34	37
4.00%, 07/01/2025	560	598	4.50%, 05/01/2025	27	29
4.00%, 07/01/2025	13	14	4.50%, 07/01/2025	44	47
4.00%, 08/01/2025	25	27	4.50%, 09/01/2026	364	387
4.00%, 08/01/2025	37	40	4.50%, 02/01/2030	37	40
4.00%, 09/01/2025	7	8	4.50%, 08/01/2030	28	31
4.00%, 10/01/2025	88	94	4.50%, 05/01/2031	35	38
4.00%, 02/01/2026	39	42	4.50%, 06/01/2031	234	255
4.00%, 05/01/2026	108	116	4.50%, 05/01/2034	2	2
4.00%, 07/01/2026	69	74	4.50%, 08/01/2035	219	237
4.00%, 12/01/2030	98	106	4.50%, 08/01/2035	121	131
4.00%, 08/01/2031	112	120	4.50%, 08/01/2036	36	39
4.00%, 10/01/2031	149	160	4.50%, 02/01/2039	3	3
4.00%, 11/01/2031	45	49	4.50%, 02/01/2039	92	100
4.00%, 12/01/2031	73	78	4.50%, 03/01/2039	58	63
4.00%, 11/01/2033	179	192	4.50%, 04/01/2039	137	148
4.00%, 01/01/2034	280	301	4.50%, 05/01/2039	436	473
4.00%, 06/01/2039	8	8	4.50%, 06/01/2039	79	86
4.00%, 07/01/2039	60	65	4.50%, 09/01/2039	595	645
4.00%, 09/01/2039	35	38	4.50%, 10/01/2039	252	273
4.00%, 12/01/2039	51	54	4.50%, 10/01/2039	126	139
4.00%, 12/01/2039	31	33	4.50%, 11/01/2039	101	110
4.00%, 01/01/2040	49	52	4.50%, 11/01/2039	117	127
4.00%, 03/01/2040	25	26	4.50%, 11/01/2039	35	38
4.00%, 09/01/2040	63	68	4.50%, 11/01/2039	80	86
4.00%, 10/01/2040	63	67	4.50%, 12/01/2039	55	60
4.00%, 10/01/2040	139	148	4.50%, 12/01/2039	163	180
4.00%, 12/01/2040	86	92	4.50%, 02/01/2040	99	108
4.00%, 12/01/2040	76	81	4.50%, 02/01/2040	125	138
4.00%, 12/01/2040	59	63	4.50%, 02/01/2040	130	144
4.00%, 12/01/2040	90	96	4.50%, 02/01/2040	21	23
4.00%, 12/01/2040	155	166	4.50%, 04/01/2040	112	121
4.00%, 02/01/2041	617	659	4.50%, 05/01/2040	117	128
4.00%, 02/01/2041	136	145	4.50%, 05/01/2040	40	43
4.00%, 02/01/2041	171	182	4.50%, 07/01/2040	92	101
4.00%, 04/01/2041	68	73	4.50%, 07/01/2040	86	95
4.00%, 07/01/2041	56	60	4.50%, 08/01/2040	44	48
4.00%, 08/01/2041	53	57	4.50%, 08/01/2040	42	46
4.00%, 08/01/2041	143	153	4.50%, 08/01/2040	154	168
4.00%, 10/01/2041	171	183	4.50%, 08/01/2040	83	90
4.00%, 10/01/2041	180	193	4.50%, 08/01/2040	55	61
4.00%, 10/01/2041	21	23	4.50%, 09/01/2040	39	42
4.00%, 10/01/2041	81	86	4.50%, 09/01/2040	24	26
4.00%, 10/01/2041	72	77	4.50%, 10/01/2040	455	494
4.00%, 11/01/2041	110	118	4.50%, 02/01/2041	77	84
4.00%, 11/01/2041	171	182	4.50%, 03/01/2041	606	657
4.00%, 11/01/2041	303	324	4.50%, 03/01/2041	108	117

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.50%, 03/01/2041	$712	$772	5.00%, 05/01/2037	$11	$12
4.50%, 03/01/2041	995	1,086	5.00%, 01/01/2038	637	702
4.50%, 04/01/2041	149	162	5.00%, 02/01/2038	25	28
4.50%, 04/01/2041	72	79	5.00%, 02/01/2038	297	328
4.50%, 05/01/2041	54	59	5.00%, 03/01/2038	4	4
4.50%, 05/01/2041	199	216	5.00%, 06/01/2038	12	14
4.50%, 05/01/2041	163	177	5.00%, 09/01/2038	22	25
4.50%, 06/01/2041	98	106	5.00%, 09/01/2038	4	4
4.50%, 06/01/2041	80	88	5.00%, 11/01/2038	737	812
4.50%, 06/01/2041	66	72	5.00%, 12/01/2038	646	712
4.50%, 06/01/2041	59	64	5.00%, 01/01/2039	12	13
4.50%, 07/01/2041	99	107	5.00%, 01/01/2039	63	69
4.50%, 07/01/2041	103	112	5.00%, 02/01/2039	37	40
4.50%, 08/01/2041	76	83	5.00%, 03/01/2039	56	63
4.50%, 09/01/2041	821	891	5.00%, 06/01/2039	15	16
4.50%, 10/01/2041	140	152	5.00%, 07/01/2039	63	70
4.50%, 11/01/2041	709	771	5.00%, 09/01/2039	999	1,101
4.50%, 03/01/2042	154	167	5.00%, 09/01/2039	119	133
4.50%, 01/01/2043(g)	500	542	5.00%, 10/01/2039	73	82
4.50%, 02/01/2043(g)	900	974	5.00%, 01/01/2040	144	160
4.50%, 09/01/2043	100	108	5.00%, 03/01/2040	25	27
4.50%, 09/01/2043	577	626	5.00%, 07/01/2040	89	99
4.50%, 10/01/2043	53	57	5.00%, 07/01/2040	87	97
4.50%, 11/01/2043	43	46	5.00%, 08/01/2040	73	83
4.50%, 11/01/2043	258	280	5.00%, 08/01/2040	246	273
4.50%, 11/01/2043	396	429	5.00%, 09/01/2040	267	296
4.50%, 01/01/2044	482	523	5.00%, 02/01/2041	1,262	1,396
4.50%, 01/01/2044	537	583	5.00%, 04/01/2041	66	73
4.50%, 05/01/2044	923	1,001	5.00%, 05/01/2041	16	17
4.89%, 06/01/2038(a)	10	10	5.00%, 06/01/2041	300	331
5.00%, 05/01/2018	8	8	5.00%, 07/01/2041	93	102
5.00%, 08/01/2018	15	16	5.00%, 09/01/2041	113	125
5.00%, 10/01/2018	30	31	5.00%, 10/01/2041	124	138
5.00%, 04/01/2019	11	12	5.00%, 11/01/2041	391	432
5.00%, 12/01/2019	31	33	5.00%, 01/01/2042(g)	500	552
5.00%, 12/01/2021	76	80	5.50%, 10/01/2016	6	6
5.00%, 02/01/2022	12	13	5.50%, 02/01/2017	8	9
5.00%, 09/01/2022	15	17	5.50%, 01/01/2018	16	17
5.00%, 06/01/2023	270	294	5.50%, 01/01/2018	4	4
5.00%, 06/01/2023	11	12	5.50%, 01/01/2022	13	14
5.00%, 09/01/2023	509	561	5.50%, 04/01/2023	43	47
5.00%, 12/01/2023	120	131	5.50%, 01/01/2028	209	234
5.00%, 04/01/2024	92	101	5.50%, 12/01/2032	57	65
5.00%, 07/01/2024	15	16	5.50%, 03/01/2033	6	7
5.00%, 06/01/2025	17	19	5.50%, 12/01/2033	3	4
5.00%, 06/01/2026	115	124	5.50%, 01/01/2034	121	136
5.00%, 08/01/2026	151	166	5.50%, 01/01/2034	21	24
5.00%, 12/01/2027	83	91	5.50%, 02/01/2034	279	314
5.00%, 02/01/2030	17	18	5.50%, 03/01/2034	51	58
5.00%, 03/01/2030	12	13	5.50%, 10/01/2034	5	6
5.00%, 08/01/2033	88	98	5.50%, 10/01/2034	22	24
5.00%, 08/01/2033	13	14	5.50%, 02/01/2035	43	49
5.00%, 09/01/2033	33	36	5.50%, 03/01/2035	30	34
5.00%, 09/01/2033	15	16	5.50%, 05/01/2035	38	43
5.00%, 03/01/2034	20	22	5.50%, 11/01/2035	49	55
5.00%, 04/01/2034	40	45	5.50%, 04/01/2036	573	641
5.00%, 05/01/2034	60	66	5.50%, 05/01/2036	12	14
5.00%, 05/01/2035	75	82	5.50%, 05/01/2036	51	57
5.00%, 06/01/2035	362	401	5.50%, 07/01/2036	230	257
5.00%, 08/01/2035	23	26	5.50%, 07/01/2036	50	57
5.00%, 08/01/2035	10	11	5.50%, 11/01/2036	27	31
5.00%, 09/01/2035	28	30	5.50%, 12/01/2036	334	372
5.00%, 09/01/2035	69	77	5.50%, 12/01/2036	9	10
5.00%, 10/01/2035	31	34	5.50%, 12/01/2036	1	2
5.00%, 11/01/2035	118	131	5.50%, 01/01/2037	360	405
5.00%, 12/01/2035	69	76	5.50%, 02/01/2037	233	261
5.00%, 12/01/2035	107	118	5.50%, 02/01/2037	2	2
5.00%, 04/01/2036	4	4	5.50%, 07/01/2037	25	28
5.00%, 06/01/2036	12	14	5.50%, 07/01/2037	4	4
5.00%, 08/01/2036	53	59	5.50%, 09/01/2037	14	16
5.00%, 01/01/2037	124	137	5.50%, 11/01/2037	17	20

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.50%, 01/01/2038		$78	$87	6.50%, 05/01/2031	$8	$9
5.50%, 01/01/2038		14	15	6.50%, 06/01/2031	1	1
5.50%, 04/01/2038		62	70	6.50%, 10/01/2031	1	1
5.50%, 04/01/2038		7	7	6.50%, 05/01/2032	1	1
5.50%, 04/01/2038		3	4	6.50%, 04/01/2035	3	3
5.50%, 05/01/2038		15	17	6.50%, 03/01/2036	5	5
5.50%, 05/01/2038		9	10	6.50%, 09/01/2036	16	18
5.50%, 06/01/2038		4	4	6.50%, 08/01/2037	4	5
5.50%, 06/01/2038		17	19	6.50%, 10/01/2037	32	37
5.50%, 06/01/2038		187	209	6.50%, 11/01/2037	20	23
5.50%, 07/01/2038		42	47	6.50%, 12/01/2037	2	2
5.50%, 07/01/2038		9	10	6.50%, 02/01/2038	5	6
5.50%, 07/01/2038		6	7	6.50%, 09/01/2038	22	27
5.50%, 08/01/2038		61	68	6.50%, 10/01/2038	7	8
5.50%, 09/01/2038		282	315	6.50%, 01/01/2039	16	20
5.50%, 09/01/2038		16	18	6.50%, 09/01/2039	30	35
5.50%, 10/01/2038		246	275	7.00%, 10/01/2029	1	1
5.50%, 10/01/2038		9	10	7.00%, 09/01/2031	7	8
5.50%, 11/01/2038		2	2	7.00%, 01/01/2032	1	1
5.50%, 11/01/2038		10	11	7.00%, 09/01/2038	7	9
5.50%, 12/01/2038		219	246	7.50%, 07/01/2029	26	31
5.50%, 01/01/2039		32	36	7.50%, 10/01/2030	2	3
5.50%, 02/01/2039		406	453			$134,433
5.50%, 03/01/2039		621	695
5.50%, 04/01/2039		48	54	Federal National Mortgage Association (FNMA) - 13.23%
5.50%, 09/01/2039		76	85	2.00%, 08/01/2028	237	237
5.50%, 12/01/2039		65	72	2.00%, 09/01/2028	348	347
5.50%, 01/01/2040		61	69	2.00%, 11/01/2028	68	68
5.50%, 03/01/2040		9	10	2.00%, 01/01/2029	24	24
5.50%, 06/01/2040		75	85	2.00%, 05/01/2029	898	895
				2.00%, 01/01/2030(g)	400	398
5.50%, 06/01/2041		815	910	2.18%, 05/01/2043(a)	439	444
5.50%, 01/01/2042(g)		400	447
6.00%, 05/01/2021		2	2	2.50%, 12/01/2027	24	24
6.00%, 11/01/2022		11	12	2.50%, 01/01/2028	389	397
6.00%, 02/01/2027		28	32	2.50%, 02/01/2028	95	97
6.00%, 07/01/2029		2	2	2.50%, 06/01/2028	24	24
6.00%, 07/01/2029		5	6	2.50%, 06/01/2028	595	607
6.00%, 02/01/2031		4	5	2.50%, 07/01/2028	434	443
6.00%, 12/01/2031		4	5	2.50%, 08/01/2028	398	406
6.00%, 01/01/2032		40	46	2.50%, 08/01/2028	186	190
6.00%, 11/01/2033		72	82	2.50%, 08/01/2028	25	26
6.00%, 06/01/2034		66	75	2.50%, 08/01/2028	443	452
6.00%, 08/01/2034		8	9	2.50%, 09/01/2028	508	519
6.00%, 05/01/2036		37	43	2.50%, 09/01/2028	181	185
6.00%, 06/01/2036		63	72	2.50%, 10/01/2028	525	536
6.00%, 11/01/2036		63	71	2.50%, 05/01/2029	98	100
6.00%, 12/01/2036		293	331	2.50%, 06/01/2029	988	1,008
6.00%, 02/01/2037		5	6	2.50%, 07/01/2029	537	547
6.00%, 03/01/2037		5	5	2.50%, 07/01/2029	446	454
6.00%, 05/01/2037		4	5	2.50%, 09/01/2029	600	612
6.00%, 10/01/2037		29	33	2.50%, 09/01/2029	99	101
6.00%, 11/01/2037		33	37	2.50%, 12/01/2029	163	167
6.00%, 12/01/2037		7	8	2.50%, 12/01/2029	437	445
				2.50%, 01/01/2030(g)	5,400	5,498
6.00%, 12/01/2037		153	173
6.00%, 01/01/2038		109	123	2.50%, 11/01/2032	90	90
6.00%, 01/01/2038		9	10	2.50%, 07/01/2033	182	182
6.00%, 01/01/2038(a)		11	12	2.50%, 01/01/2043	844	825
6.00%, 01/01/2038		33	37	2.50%, 07/01/2043	300	293
6.00%, 01/01/2038		28	32	2.50%, 08/01/2043	196	191
6.00%, 01/01/2038		34	38	2.51%, 07/01/2041	61	64
				2.60%, 02/01/2042(a)	115	120
6.00%, 04/01/2038		207	234	2.69%, 12/01/2043(a)	141	146
6.00%, 05/01/2038		43	49	2.72%, 11/01/2043(a)	339	347
6.00%, 07/01/2038		26	29	2.81%, 01/01/2042(a)	123	128
6.00%, 07/01/2038		14	16	2.87%, 02/01/2042(a)	72	75
6.00%, 08/01/2038		11	13	2.94%, 05/01/2042(a)	445	461
6.00%, 09/01/2038		14	16
6.00%, 09/01/2038		20	23	3.00%, 09/01/2026	109	114
6.00%, 12/01/2039		6	7	3.00%, 11/01/2026	387	403
6.50%, 06/01/2017		5	5	3.00%, 11/01/2026	137	143
6.50%, 04/01/2028		1	1	3.00%, 01/01/2027	96	100
6.50%, 03/01/2029		1	2	3.00%, 02/01/2027	87	91

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 04/01/2027	$158	$164	3.00%, 09/01/2043	$1,159	$1,174
3.00%, 04/01/2027	148	154	3.00%, 10/01/2043	254	257
3.00%, 07/01/2027	443	462	3.00%, 11/01/2043	186	188
3.00%, 08/01/2027	486	507	3.00%, 11/01/2043	286	289
3.00%, 01/01/2028(g)	3,200	3,326	3.00%, 11/01/2043	192	195
3.00%, 10/01/2028	761	792	3.00%, 01/01/2044	197	199
3.00%, 12/01/2028	81	84	3.00%, 01/01/2045(g)	8,300	8,396
3.00%, 12/01/2028	61	63	3.00%, 02/01/2045(g)	400	403
3.00%, 02/01/2029	400	416	3.04%, 12/01/2041(a)	60	63
3.00%, 03/01/2029	678	706	3.12%, 06/01/2040(a)	25	27
3.00%, 04/01/2029	100	104	3.18%, 12/01/2040(a)	40	42
3.00%, 04/01/2029	500	520	3.24%, 07/01/2040(a)	68	73
3.00%, 05/01/2029	102	107	3.43%, 01/01/2040(a)	54	57
3.00%, 05/01/2029	200	208	3.48%, 02/01/2041(a)	45	47
3.00%, 05/01/2029	297	309	3.50%, 03/01/2020	59	62
3.00%, 06/01/2029	198	206	3.50%, 06/01/2020	894	946
3.00%, 07/01/2029	248	258	3.50%, 10/01/2020	200	212
3.00%, 08/01/2029	41	43	3.50%, 01/01/2021	47	50
3.00%, 08/01/2029	433	451	3.50%, 08/01/2025	38	40
3.00%, 08/01/2029	485	505	3.50%, 10/01/2025	28	30
3.00%, 08/01/2029	551	573	3.50%, 11/01/2025	33	35
3.00%, 10/01/2029	454	472	3.50%, 12/01/2025	39	41
3.00%, 10/01/2029	296	309	3.50%, 12/01/2025	60	63
3.00%, 10/01/2029	354	368	3.50%, 01/01/2026	916	968
3.00%, 11/01/2029	182	190	3.50%, 01/01/2026	117	123
3.00%, 08/01/2032	608	629	3.50%, 02/01/2026	76	81
3.00%, 10/01/2032	650	672	3.50%, 03/01/2026	12	12
3.00%, 08/01/2033	1,447	1,494	3.50%, 05/01/2026	18	19
3.00%, 12/01/2033	650	672	3.50%, 06/01/2026	90	96
3.00%, 10/01/2034	197	203	3.50%, 07/01/2026	12	13
3.00%, 11/01/2034	199	204	3.50%, 08/01/2026	141	149
3.00%, 04/01/2042	384	389	3.50%, 08/01/2026	12	12
3.00%, 09/01/2042	193	195	3.50%, 09/01/2026	111	118
3.00%, 12/01/2042	194	196	3.50%, 10/01/2026	49	52
3.00%, 02/01/2043	814	826	3.50%, 12/01/2026	171	181
3.00%, 02/01/2043	843	855	3.50%, 12/01/2026	644	682
3.00%, 04/01/2043	536	543	3.50%, 01/01/2027	191	202
3.00%, 04/01/2043	832	843	3.50%, 01/01/2027	109	115
3.00%, 04/01/2043	470	476	3.50%, 02/01/2027(g)	500	527
3.00%, 04/01/2043	713	723	3.50%, 12/01/2028	325	344
3.00%, 04/01/2043	640	649	3.50%, 01/01/2030(g)	900	951
3.00%, 04/01/2043	1,839	1,864	3.50%, 01/01/2031	21	22
3.00%, 04/01/2043	651	659	3.50%, 04/01/2031	41	44
3.00%, 04/01/2043	831	842	3.50%, 04/01/2032	172	181
3.00%, 05/01/2043	640	649	3.50%, 05/01/2032	369	389
3.00%, 05/01/2043	948	960	3.50%, 06/01/2032	595	628
3.00%, 05/01/2043	545	552	3.50%, 07/01/2032	236	249
3.00%, 05/01/2043	102	103	3.50%, 09/01/2032	371	391
3.00%, 06/01/2043	648	657	3.50%, 09/01/2033	176	185
3.00%, 06/01/2043	859	870	3.50%, 10/01/2033	356	376
3.00%, 06/01/2043	856	867	3.50%, 11/01/2033	359	379
3.00%, 06/01/2043	42	42	3.50%, 01/01/2034	280	295
3.00%, 06/01/2043	32	33	3.50%, 06/01/2034	512	539
3.00%, 07/01/2043	274	278	3.50%, 10/01/2040	20	21
3.00%, 07/01/2043	466	472	3.50%, 11/01/2040	68	71
3.00%, 07/01/2043	706	715	3.50%, 12/01/2040	76	80
3.00%, 07/01/2043	252	255	3.50%, 01/01/2041	50	52
3.00%, 07/01/2043	474	480	3.50%, 02/01/2041	29	31
3.00%, 07/01/2043	56	57	3.50%, 02/01/2041	33	34
3.00%, 08/01/2043	1,414	1,432	3.50%, 03/01/2041	175	182
3.00%, 08/01/2043	488	495	3.50%, 03/01/2041	113	119
3.00%, 08/01/2043	759	769	3.50%, 10/01/2041	309	323
3.00%, 08/01/2043	114	115	3.50%, 12/01/2041	945	988
3.00%, 08/01/2043	294	298	3.50%, 12/01/2041	309	322
3.00%, 08/01/2043	395	400	3.50%, 12/01/2041	894	934
3.00%, 08/01/2043	931	943	3.50%, 01/01/2042	167	174
3.00%, 08/01/2043	190	192	3.50%, 01/01/2042	171	179
3.00%, 09/01/2043	23	24	3.50%, 01/01/2042	318	332
3.00%, 09/01/2043	24	24	3.50%, 02/01/2042	73	76
3.00%, 09/01/2043	33	33	3.50%, 02/01/2042	43	45
3.00%, 09/01/2043	481	488	3.50%, 03/01/2042	81	84

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 03/01/2042	$212	$222	4.00%, 01/01/2026	$184	$197
3.50%, 03/01/2042	99	104	4.00%, 01/01/2026	374	397
3.50%, 03/01/2042	658	687	4.00%, 01/01/2026	31	33
3.50%, 03/01/2042	183	191	4.00%, 03/01/2026	91	97
3.50%, 03/01/2042	380	396	4.00%, 03/01/2026	8	8
3.50%, 04/01/2042	141	148	4.00%, 03/01/2026	167	178
3.50%, 04/01/2042	173	181	4.00%, 05/01/2026	48	51
3.50%, 04/01/2042	170	178	4.00%, 06/01/2026	49	53
3.50%, 04/01/2042	151	157	4.00%, 07/01/2026	47	50
3.50%, 05/01/2042	211	221	4.00%, 08/01/2026	224	240
3.50%, 07/01/2042	415	434	4.00%, 09/01/2026	103	110
3.50%, 07/01/2042	235	245	4.00%, 04/01/2029	13	14
3.50%, 08/01/2042	288	301	4.00%, 10/01/2030	38	41
3.50%, 09/01/2042	225	235	4.00%, 12/01/2030	307	330
3.50%, 09/01/2042	100	104	4.00%, 02/01/2031	104	112
3.50%, 10/01/2042	34	36	4.00%, 07/01/2031	65	70
3.50%, 10/01/2042	826	862	4.00%, 10/01/2031	251	271
3.50%, 01/01/2043(g)	18,900	19,702	4.00%, 11/01/2031	59	64
3.50%, 02/01/2043(g)	300	312	4.00%, 12/01/2031	49	53
3.50%, 04/01/2043	365	381	4.00%, 01/01/2032	76	82
3.50%, 04/01/2043	195	203	4.00%, 09/01/2033	496	534
3.50%, 05/01/2043	947	990	4.00%, 03/01/2039	21	23
3.50%, 05/01/2043	1,167	1,218	4.00%, 08/01/2039	68	73
3.50%, 05/01/2043	509	531	4.00%, 08/01/2039	10	11
3.50%, 06/01/2043	548	572	4.00%, 10/01/2039	23	25
3.50%, 06/01/2043	954	998	4.00%, 11/01/2039	82	88
3.50%, 07/01/2043	531	555	4.00%, 12/01/2039	27	29
3.50%, 08/01/2043	282	295	4.00%, 02/01/2040	82	88
3.50%, 09/01/2043	373	389	4.00%, 05/01/2040	68	73
3.50%, 09/01/2043	963	1,005	4.00%, 05/01/2040	8	8
3.50%, 12/01/2043	300	313	4.00%, 08/01/2040	40	42
3.50%, 01/01/2044	99	103	4.00%, 10/01/2040	69	74
3.50%, 02/01/2044	556	580	4.00%, 10/01/2040	71	76
3.50%, 02/01/2044	943	985	4.00%, 10/01/2040	29	31
3.50%, 04/01/2044	97	101	4.00%, 10/01/2040	46	49
3.50%, 10/01/2044	506	528	4.00%, 10/01/2040	42	45
3.50%, 10/01/2044	286	298	4.00%, 10/01/2040	22	23
3.50%, 10/01/2044	299	312	4.00%, 10/01/2040	131	141
3.54%, 05/01/2041(a)	46	49	4.00%, 11/01/2040	34	36
3.58%, 08/01/2040(a)	33	35	4.00%, 12/01/2040	126	135
3.61%, 05/01/2041(a)	40	42	4.00%, 12/01/2040	98	105
4.00%, 08/01/2018	500	530	4.00%, 12/01/2040	37	40
4.00%, 09/01/2018	175	186	4.00%, 12/01/2040	85	91
4.00%, 09/01/2018	82	87	4.00%, 12/01/2040	144	154
4.00%, 09/01/2018	61	65	4.00%, 01/01/2041	103	110
4.00%, 05/01/2019	194	205	4.00%, 01/01/2041	61	65
4.00%, 07/01/2019	29	31	4.00%, 01/01/2041	169	180
4.00%, 03/01/2024	137	145	4.00%, 01/01/2041	877	937
4.00%, 05/01/2024	29	31	4.00%, 02/01/2041	256	273
4.00%, 05/01/2024	23	25	4.00%, 02/01/2041	98	105
4.00%, 06/01/2024	57	60	4.00%, 02/01/2041	78	84
4.00%, 07/01/2024	54	57	4.00%, 02/01/2041	146	156
4.00%, 09/01/2024	22	24	4.00%, 02/01/2041	144	154
4.00%, 10/01/2024	208	222	4.00%, 03/01/2041	748	799
4.00%, 11/01/2024	10	11	4.00%, 03/01/2041	146	156
4.00%, 01/01/2025	37	40	4.00%, 03/01/2041	62	66
4.00%, 03/01/2025	41	44	4.00%, 04/01/2041	12	13
4.00%, 04/01/2025	203	215	4.00%, 09/01/2041	251	268
4.00%, 04/01/2025	13	14	4.00%, 09/01/2041	317	338
4.00%, 05/01/2025	36	38	4.00%, 09/01/2041	41	44
4.00%, 05/01/2025	7	7	4.00%, 10/01/2041	267	286
4.00%, 05/01/2025	36	38	4.00%, 10/01/2041	24	26
4.00%, 05/01/2025	12	13	4.00%, 10/01/2041	133	142
4.00%, 05/01/2025	38	41	4.00%, 11/01/2041	206	220
4.00%, 06/01/2025	13	14	4.00%, 11/01/2041	48	51
4.00%, 06/01/2025	30	32	4.00%, 11/01/2041	114	122
4.00%, 07/01/2025	85	91	4.00%, 11/01/2041	145	154
4.00%, 08/01/2025	39	41	4.00%, 12/01/2041	135	145
4.00%, 09/01/2025	44	47	4.00%, 12/01/2041	134	143
4.00%, 11/01/2025	55	59	4.00%, 12/01/2041	195	208
4.00%, 12/01/2025	68	73	4.00%, 12/01/2041	377	403

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 12/01/2041	$133	$142	4.50%, 09/01/2039	$58	$63
4.00%, 01/01/2042	143	152	4.50%, 10/01/2039	171	186
4.00%, 01/01/2042	43	46	4.50%, 10/01/2039	105	115
4.00%, 01/01/2042	179	191	4.50%, 10/01/2039	25	27
4.00%, 02/01/2042	95	102	4.50%, 12/01/2039	50	54
4.00%, 05/01/2042	905	967	4.50%, 12/01/2039	38	41
4.00%, 02/01/2043	413	441	4.50%, 12/01/2039	68	75
4.00%, 02/01/2043	331	353	4.50%, 12/01/2039	150	165
4.00%, 08/01/2043	278	297	4.50%, 12/01/2039	110	120
4.00%, 09/01/2043	220	235	4.50%, 01/01/2040	132	145
4.00%, 01/01/2044	963	1,034	4.50%, 01/01/2040	203	220
4.00%, 06/01/2044	967	1,038	4.50%, 02/01/2040	98	108
4.00%, 07/01/2044	1,166	1,246	4.50%, 02/01/2040	59	65
4.00%, 01/01/2045(g)	31,440	33,554	4.50%, 03/01/2040	62	68
4.50%, 03/01/2015	1	1	4.50%, 04/01/2040	116	126
4.50%, 02/01/2018	31	32	4.50%, 05/01/2040	174	190
4.50%, 05/01/2018	480	505	4.50%, 05/01/2040	67	73
4.50%, 07/01/2018	18	19	4.50%, 05/01/2040	61	67
4.50%, 08/01/2018	326	343	4.50%, 05/01/2040	266	290
4.50%, 09/01/2018	381	401	4.50%, 06/01/2040	47	51
4.50%, 12/01/2018	313	328	4.50%, 07/01/2040	59	64
4.50%, 01/01/2019	2	2	4.50%, 07/01/2040	3	3
4.50%, 03/01/2019	137	144	4.50%, 08/01/2040	303	329
4.50%, 03/01/2019	100	105	4.50%, 08/01/2040	84	91
4.50%, 04/01/2019	318	334	4.50%, 08/01/2040	470	510
4.50%, 05/01/2019	57	60	4.50%, 08/01/2040	157	171
4.50%, 08/01/2019	4	5	4.50%, 09/01/2040	46	50
4.50%, 09/01/2020	10	10	4.50%, 09/01/2040	63	69
4.50%, 05/01/2022	28	29	4.50%, 09/01/2040	38	41
4.50%, 02/01/2024	6	7	4.50%, 10/01/2040	223	242
4.50%, 04/01/2024	5	5	4.50%, 12/01/2040	955	1,045
4.50%, 04/01/2024	3	3	4.50%, 12/01/2040	41	44
4.50%, 11/01/2024	20	21	4.50%, 03/01/2041	314	342
4.50%, 12/01/2024	47	51	4.50%, 03/01/2041	83	90
4.50%, 12/01/2024	24	26	4.50%, 03/01/2041	95	104
4.50%, 02/01/2025	43	46	4.50%, 03/01/2041	64	69
4.50%, 02/01/2025	57	61	4.50%, 04/01/2041	73	80
4.50%, 04/01/2025	7	8	4.50%, 05/01/2041	304	330
4.50%, 05/01/2025	56	60	4.50%, 05/01/2041	100	108
4.50%, 04/01/2026	85	92	4.50%, 05/01/2041	156	169
4.50%, 07/01/2029	6	7	4.50%, 06/01/2041	224	243
4.50%, 02/01/2030	34	37	4.50%, 06/01/2041	56	61
4.50%, 04/01/2030	12	13	4.50%, 06/01/2041	304	330
4.50%, 08/01/2030	236	258	4.50%, 06/01/2041	97	105
4.50%, 09/01/2030	191	209	4.50%, 06/01/2041	179	194
4.50%, 01/01/2031	39	42	4.50%, 07/01/2041	70	76
4.50%, 04/01/2031	22	24	4.50%, 07/01/2041	121	132
4.50%, 05/01/2031	34	37	4.50%, 07/01/2041	73	80
4.50%, 07/01/2031	137	150	4.50%, 08/01/2041	109	119
4.50%, 08/01/2031	71	77	4.50%, 09/01/2041	111	120
4.50%, 08/01/2033	40	44	4.50%, 09/01/2041	197	214
4.50%, 08/01/2033	5	6	4.50%, 09/01/2041	538	588
4.50%, 11/01/2033	91	100	4.50%, 10/01/2041	120	130
4.50%, 02/01/2035	310	338	4.50%, 11/01/2041	143	156
4.50%, 12/01/2035	250	273	4.50%, 11/01/2041	117	127
4.50%, 01/01/2036	3	4	4.50%, 11/01/2041	114	124
4.50%, 03/01/2036	9	10	4.50%, 12/01/2041	136	148
4.50%, 06/01/2038	50	55	4.50%, 01/01/2042(g)	9,400	10,203
4.50%, 01/01/2039	12	13	4.50%, 09/01/2042	195	213
4.50%, 02/01/2039	28	30	4.50%, 02/01/2043(g)	900	975
4.50%, 04/01/2039	103	114	4.50%, 09/01/2043	500	543
4.50%, 04/01/2039	93	102	4.50%, 09/01/2043	465	505
4.50%, 04/01/2039	21	23	4.50%, 05/01/2044	700	761
4.50%, 06/01/2039	55	60	4.50%, 06/01/2044	931	1,010
4.50%, 06/01/2039	146	161	4.50%, 10/01/2044	41	45
4.50%, 06/01/2039	138	150	5.00%, 02/01/2015	1	1
4.50%, 06/01/2039	33	36	5.00%, 12/01/2017	5	5
4.50%, 07/01/2039	110	120	5.00%, 03/01/2018	291	306
4.50%, 07/01/2039	55	60	5.00%, 11/01/2018	4	5
4.50%, 07/01/2039	97	106	5.00%, 06/01/2019	34	37
4.50%, 08/01/2039	58	64	5.00%, 07/01/2019	176	185

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 11/01/2020	$180	$194	5.00%, 04/01/2041	$53	$59
5.00%, 11/01/2021	15	16	5.00%, 05/01/2041	80	88
5.00%, 02/01/2023	21	22	5.00%, 05/01/2041	67	74
5.00%, 07/01/2023	3	3	5.00%, 05/01/2041	66	73
5.00%, 09/01/2023	108	114	5.00%, 05/01/2041	65	72
5.00%, 12/01/2023	7	8	5.00%, 09/01/2043	300	331
5.00%, 12/01/2023	16	17	5.00%, 12/01/2043	900	994
5.00%, 01/01/2024	28	31	5.00%, 01/01/2045(g)	5,200	5,745
5.00%, 01/01/2024	40	43	5.41%, 01/01/2036(a)	10	11
5.00%, 02/01/2024	207	224	5.50%, 10/01/2016	23	24
5.00%, 07/01/2024	16	17	5.50%, 01/01/2017	23	25
5.00%, 12/01/2024	101	109	5.50%, 02/01/2018	39	42
5.00%, 11/01/2025	217	240	5.50%, 12/01/2018	37	39
5.00%, 04/01/2029	25	28	5.50%, 05/01/2019	6	6
5.00%, 03/01/2030	49	55	5.50%, 08/01/2019	43	46
5.00%, 08/01/2030	64	71	5.50%, 12/01/2019	16	17
5.00%, 05/01/2033	18	19	5.50%, 01/01/2021	6	7
5.00%, 05/01/2033	28	30	5.50%, 05/01/2021	10	11
5.00%, 07/01/2033	135	150	5.50%, 10/01/2021	7	8
5.00%, 08/01/2033	7	7	5.50%, 11/01/2022	25	26
5.00%, 09/01/2033	60	66	5.50%, 11/01/2022	13	15
5.00%, 11/01/2033	79	87	5.50%, 02/01/2023	17	18
5.00%, 02/01/2034	10	11	5.50%, 03/01/2023	26	28
5.00%, 03/01/2034	13	15	5.50%, 04/01/2023	44	46
5.00%, 05/01/2034	104	115	5.50%, 07/01/2023	16	17
5.00%, 02/01/2035	96	106	5.50%, 09/01/2023	19	21
5.00%, 03/01/2035	9	10	5.50%, 12/01/2023	9	10
5.00%, 04/01/2035	15	16	5.50%, 05/01/2025	36	39
5.00%, 06/01/2035	183	203	5.50%, 07/01/2025	500	559
5.00%, 07/01/2035	9	10	5.50%, 06/01/2028	16	18
5.00%, 07/01/2035	25	28	5.50%, 09/01/2028	4	5
5.00%, 07/01/2035	416	460	5.50%, 01/01/2029	9	10
5.00%, 07/01/2035	84	93	5.50%, 12/01/2029	38	42
5.00%, 09/01/2035	17	19	5.50%, 06/01/2033	21	24
5.00%, 10/01/2035	41	45	5.50%, 04/01/2034	103	116
5.00%, 01/01/2036	81	89	5.50%, 04/01/2034	71	80
5.00%, 03/01/2036	51	56	5.50%, 04/01/2034	54	61
5.00%, 03/01/2036	79	87	5.50%, 05/01/2034	63	70
5.00%, 04/01/2036	3	3	5.50%, 06/01/2034	3	3
5.00%, 05/01/2036	1	1	5.50%, 11/01/2034	55	62
5.00%, 06/01/2036	160	177	5.50%, 01/01/2035	13	14
5.00%, 07/01/2036	100	111	5.50%, 01/01/2035	57	64
5.00%, 04/01/2037	955	1,054	5.50%, 03/01/2035	24	27
5.00%, 07/01/2037	28	31	5.50%, 04/01/2035	2	2
5.00%, 02/01/2038	199	220	5.50%, 04/01/2035	34	38
5.00%, 04/01/2038	93	102	5.50%, 08/01/2035	15	17
5.00%, 06/01/2038	10	11	5.50%, 09/01/2035	4	5
5.00%, 01/01/2039	979	1,081	5.50%, 10/01/2035	6	7
5.00%, 01/01/2039	54	61	5.50%, 10/01/2035	7	8
5.00%, 02/01/2039	70	78	5.50%, 11/01/2035	456	515
5.00%, 03/01/2039	35	38	5.50%, 12/01/2035	20	23
5.00%, 03/01/2039	3	4	5.50%, 01/01/2036	8	9
5.00%, 04/01/2039	34	38	5.50%, 02/01/2036	70	79
5.00%, 04/01/2039	64	71	5.50%, 04/01/2036	62	70
5.00%, 04/01/2039	90	101	5.50%, 04/01/2036	4	4
5.00%, 07/01/2039	88	99	5.50%, 05/01/2036	297	333
5.00%, 07/01/2039	407	450	5.50%, 07/01/2036	34	38
5.00%, 10/01/2039	73	81	5.50%, 08/01/2036	84	94
5.00%, 12/01/2039	57	65	5.50%, 09/01/2036	94	106
5.00%, 12/01/2039	144	160	5.50%, 09/01/2036	38	43
5.00%, 01/01/2040	118	133	5.50%, 10/01/2036	87	97
5.00%, 02/01/2040	144	163	5.50%, 11/01/2036	23	26
5.00%, 05/01/2040	46	50	5.50%, 11/01/2036	33	37
5.00%, 05/01/2040	410	453	5.50%, 11/01/2036	14	15
5.00%, 06/01/2040	25	28	5.50%, 01/01/2037	33	37
5.00%, 06/01/2040	111	124	5.50%, 02/01/2037	66	74
5.00%, 06/01/2040	109	120	5.50%, 03/01/2037	208	233
5.00%, 08/01/2040	60	66	5.50%, 05/01/2037	305	343
5.00%, 08/01/2040	44	48	5.50%, 05/01/2037	1,007	1,125
5.00%, 08/01/2040	175	194	5.50%, 05/01/2037	3	3
5.00%, 11/01/2040	65	72

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 05/01/2037	$29	$33	6.00%, 02/01/2037	$9	$10
5.50%, 06/01/2037	73	82	6.00%, 02/01/2037	54	62
5.50%, 07/01/2037	5	6	6.00%, 03/01/2037	108	122
5.50%, 07/01/2037	8	9	6.00%, 03/01/2037	41	46
5.50%, 08/01/2037	325	366	6.00%, 06/01/2037	22	25
5.50%, 08/01/2037	325	365	6.00%, 07/01/2037	9	10
5.50%, 08/01/2037	447	501	6.00%, 09/01/2037	55	63
5.50%, 01/01/2038	13	15	6.00%, 10/01/2037	8	9
5.50%, 01/01/2038	9	10	6.00%, 11/01/2037	5	6
5.50%, 02/01/2038	54	60	6.00%, 11/01/2037	8	9
5.50%, 02/01/2038	40	44	6.00%, 11/01/2037	1	1
5.50%, 02/01/2038	89	100	6.00%, 12/01/2037	20	22
5.50%, 03/01/2038	23	25	6.00%, 01/01/2038	26	30
5.50%, 03/01/2038	38	43	6.00%, 01/01/2038	16	18
5.50%, 03/01/2038	160	179	6.00%, 01/01/2038	313	355
5.50%, 03/01/2038	26	29	6.00%, 02/01/2038	10	12
5.50%, 05/01/2038	58	65	6.00%, 03/01/2038	20	22
5.50%, 05/01/2038	14	16	6.00%, 03/01/2038	142	161
5.50%, 05/01/2038	921	1,029	6.00%, 05/01/2038	11	12
5.50%, 06/01/2038	3	3	6.00%, 05/01/2038	16	18
5.50%, 06/01/2038	441	493	6.00%, 08/01/2038	24	27
5.50%, 06/01/2038	33	37	6.00%, 09/01/2038	87	99
5.50%, 06/01/2038	324	362	6.00%, 10/01/2038	57	64
5.50%, 06/01/2038	5	5	6.00%, 11/01/2038	140	159
5.50%, 07/01/2038	29	33	6.00%, 12/01/2038	11	12
5.50%, 07/01/2038	20	22	6.00%, 10/01/2039	30	34
5.50%, 08/01/2038	399	446	6.00%, 10/01/2039	29	33
5.50%, 09/01/2038	3	4	6.00%, 04/01/2040	64	73
5.50%, 11/01/2038	13	15	6.00%, 09/01/2040	19	21
5.50%, 11/01/2038	195	218	6.00%, 10/01/2040	71	81
5.50%, 11/01/2038	18	20	6.00%, 10/01/2040	31	36
5.50%, 11/01/2038	9	10	6.00%, 05/01/2041	663	752
5.50%, 11/01/2038	15	17	6.50%, 12/01/2016	16	16
5.50%, 11/01/2038	312	349	6.50%, 07/01/2020	3	3
5.50%, 12/01/2038	36	41	6.50%, 03/01/2026	1	1
5.50%, 12/01/2038	11	13	6.50%, 12/01/2031	2	2
5.50%, 12/01/2038	26	29	6.50%, 03/01/2032	3	3
5.50%, 01/01/2039	28	31	6.50%, 07/01/2032	10	12
5.50%, 04/01/2039	17	18	6.50%, 11/01/2033	14	16
5.50%, 06/01/2039	391	437	6.50%, 08/01/2034	37	43
5.50%, 07/01/2039	86	96	6.50%, 09/01/2034	28	32
5.50%, 09/01/2039	58	65	6.50%, 10/01/2034	9	10
5.50%, 10/01/2039	21	24	6.50%, 07/01/2037	11	13
5.50%, 12/01/2039	43	49	6.50%, 07/01/2037	16	19
5.50%, 12/01/2039	108	122	6.50%, 08/01/2037	14	16
5.50%, 05/01/2040	222	249	6.50%, 10/01/2037	108	123
5.50%, 06/01/2040	15	16	6.50%, 01/01/2038	322	366
5.50%, 07/01/2040	46	52	6.50%, 01/01/2038	27	31
5.50%, 07/01/2041	321	359	6.50%, 02/01/2038	11	14
5.50%, 09/01/2041	124	139	6.50%, 02/01/2038	13	16
5.50%, 09/01/2041	90	101	6.50%, 03/01/2038	6	7
6.00%, 10/01/2016	1	1	6.50%, 03/01/2038	71	83
6.00%, 06/01/2017	3	3	6.50%, 05/01/2038	25	29
6.00%, 06/01/2017	22	23	6.50%, 05/01/2038	191	218
6.00%, 05/01/2024	2	3	6.50%, 09/01/2038	11	12
6.00%, 12/01/2032	32	37	6.50%, 10/01/2039	22	25
6.00%, 01/01/2033	5	6	7.00%, 12/01/2037	29	33
6.00%, 10/01/2033	10	11	7.00%, 12/01/2037	24	29
6.00%, 12/01/2033	23	26	7.50%, 05/01/2031	13	15
6.00%, 10/01/2034	37	43			$229,556
6.00%, 12/01/2034	16	18	Government National Mortgage Association (GNMA) -
6.00%, 01/01/2035	68	77	7.86%
6.00%, 07/01/2035	62	71	2.00%, 10/20/2042(a)	157	163
6.00%, 07/01/2035	160	183	2.00%, 01/20/2043	162	165
6.00%, 10/01/2035	60	68	2.00%, 06/20/2043(a)	144	147
6.00%, 05/01/2036	2	2	2.50%, 09/20/2027	309	317
6.00%, 05/01/2036	7	8	2.50%, 04/20/2028	265	272
6.00%, 05/01/2036	4	5	2.50%, 07/20/2028	260	267
6.00%, 06/01/2036	37	43	2.50%, 12/20/2040	37	38
			2.50%, 02/20/2042(a)	116	119
			2.50%, 01/20/2043(a)	165	170

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
2.50%, 03/15/2043	$282	$279	3.50%, 04/20/2043	$839	$882
2.50%, 07/20/2043	375	370	3.50%, 06/15/2043	99	104
2.50%, 11/20/2043(a)	615	629	3.50%, 08/15/2043	347	365
2.50%, 01/01/2044	100	99	3.50%, 01/20/2044	24	25
3.00%, 04/15/2027	170	178	3.50%, 02/20/2044	193	202
3.00%, 04/20/2027	294	310	3.50%, 04/20/2044	909	956
3.00%, 09/20/2027	291	306	3.50%, 07/20/2044	2,444	2,568
3.00%, 11/20/2027	151	159	3.50%, 08/20/2044	2,456	2,582
3.00%, 09/20/2028	173	182	3.50%, 09/20/2044	889	935
3.00%, 10/20/2028	265	279	3.50%, 01/01/2045	17,700	18,579
3.00%, 01/20/2029	87	91	3.50%, 02/01/2045	400	419
3.00%, 02/20/2041(a)	97	102	4.00%, 07/15/2024	142	151
3.00%, 11/20/2041(a)	153	160	4.00%, 08/15/2024	36	38
3.00%, 02/20/2042(a)	129	134	4.00%, 12/15/2024	33	35
3.00%, 04/15/2042	35	36	4.00%, 11/15/2025	24	26
3.00%, 04/20/2042(a)	380	398	4.00%, 05/15/2026	31	33
3.00%, 07/20/2042(a)	567	590	4.00%, 06/15/2039	19	20
3.00%, 09/20/2042	426	436	4.00%, 07/20/2040	77	83
3.00%, 10/15/2042	609	624	4.00%, 08/15/2040	57	61
3.00%, 12/20/2042	849	869	4.00%, 08/15/2040	148	159
3.00%, 01/01/2043	9,900	10,124	4.00%, 09/15/2040	91	99
3.00%, 03/20/2043	1,587	1,625	4.00%, 09/15/2040	60	65
3.00%, 03/20/2043	456	467	4.00%, 10/15/2040	88	95
3.00%, 04/15/2043	98	100	4.00%, 11/15/2040	13	14
3.00%, 05/15/2043	74	76	4.00%, 11/15/2040	80	86
3.00%, 05/15/2043	35	36	4.00%, 11/20/2040	55	60
3.00%, 06/15/2043	793	812	4.00%, 12/20/2040	93	100
3.00%, 06/20/2043	459	470	4.00%, 01/15/2041	64	69
3.00%, 08/15/2043	649	665	4.00%, 01/15/2041	89	97
3.00%, 08/15/2043	476	488	4.00%, 01/15/2041	191	205
3.00%, 08/20/2043	206	211	4.00%, 01/20/2041	176	190
3.00%, 09/20/2043	749	767	4.00%, 05/15/2041	98	106
3.00%, 10/20/2043	370	378	4.00%, 05/15/2041	63	68
3.00%, 11/20/2043	276	283	4.00%, 07/20/2041	64	69
3.00%, 03/20/2044	610	625	4.00%, 07/20/2041(a)	43	45
3.00%, 05/15/2044	58	59	4.00%, 08/15/2041	235	253
3.00%, 08/20/2044	2,460	2,519	4.00%, 08/15/2041	96	103
3.00%, 11/15/2044	930	953	4.00%, 08/15/2041	51	54
3.00%, 02/01/2045	200	204	4.00%, 09/15/2041	157	169
3.50%, 12/15/2025	22	24	4.00%, 09/15/2041	181	195
3.50%, 02/15/2026	80	86	4.00%, 09/15/2041	73	79
3.50%, 05/15/2026	31	33	4.00%, 09/20/2041	313	336
3.50%, 03/20/2027	75	80	4.00%, 10/15/2041	71	77
3.50%, 04/20/2027	121	128	4.00%, 10/15/2041	99	106
3.50%, 09/20/2028	249	265	4.00%, 11/15/2041	327	352
3.50%, 07/20/2040	28	29	4.00%, 11/20/2041	107	115
3.50%, 01/20/2041	111	117	4.00%, 12/15/2041	107	115
3.50%, 03/20/2041(a)	433	454	4.00%, 12/15/2041	179	193
3.50%, 05/20/2041	88	93	4.00%, 12/20/2041	106	114
3.50%, 11/15/2041	82	86	4.00%, 01/01/2042(g)	700	751
3.50%, 11/20/2041	34	35	4.00%, 01/15/2042	31	34
3.50%, 01/15/2042(g)	200	210	4.00%, 01/20/2042	571	613
3.50%, 01/15/2042	90	95	4.00%, 02/01/2042	100	107
3.50%, 01/20/2042	156	164	4.00%, 02/20/2042	467	501
3.50%, 02/15/2042	169	177	4.00%, 03/15/2042	167	180
3.50%, 02/15/2042	472	499	4.00%, 03/15/2042	285	306
3.50%, 02/20/2042	150	158	4.00%, 03/20/2042	556	596
3.50%, 03/15/2042	144	152	4.00%, 04/20/2042	489	525
3.50%, 03/15/2042	145	152	4.00%, 05/20/2042	47	50
3.50%, 03/20/2042	174	183	4.00%, 07/20/2042	1,084	1,163
3.50%, 04/15/2042	289	304	4.00%, 06/20/2043	134	144
3.50%, 04/20/2042	352	370	4.00%, 08/15/2043	33	35
3.50%, 05/20/2042	1,230	1,294	4.00%, 09/15/2043	422	453
3.50%, 06/20/2042	731	769	4.00%, 09/20/2043	249	268
3.50%, 08/15/2042	198	208	4.00%, 11/20/2043	880	944
3.50%, 08/20/2042	542	570	4.00%, 02/20/2044	878	943
3.50%, 01/15/2043	912	959	4.00%, 03/15/2044	902	969
3.50%, 01/15/2043	531	558	4.00%, 04/20/2044	1,007	1,081
3.50%, 01/20/2043	805	846	4.00%, 05/20/2044	1,003	1,076
3.50%, 03/20/2043	810	852	4.00%, 06/20/2044	1,050	1,128
3.50%, 04/15/2043	192	203	4.00%, 07/20/2044	3,459	3,714

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.00%, 08/20/2044	$2,427	$2,607	4.50%, 12/20/2041	$61	$67
4.00%, 09/20/2044	1,041	1,118	4.50%, 01/20/2042	440	483
4.00%, 01/01/2045	6,200	6,648	4.50%, 02/01/2042(g)	300	328
4.50%, 04/20/2026	21	22	4.50%, 02/01/2042	100	109
4.50%, 02/15/2039	381	417	4.50%, 02/20/2042	219	240
4.50%, 03/15/2039	55	61	4.50%, 03/20/2042	55	60
4.50%, 03/15/2039	155	170	4.50%, 04/20/2042	110	121
4.50%, 03/15/2039	41	45	4.50%, 05/20/2042	129	142
4.50%, 03/15/2039	78	86	4.50%, 05/20/2043	592	649
4.50%, 03/20/2039	89	97	4.50%, 06/20/2043	469	516
4.50%, 04/15/2039	126	137	4.50%, 10/20/2043	181	198
4.50%, 04/15/2039	187	205	4.50%, 11/20/2043	1,843	2,016
4.50%, 04/15/2039	69	75	4.50%, 03/20/2044	2,422	2,650
4.50%, 05/15/2039	109	121	4.50%, 05/20/2044	1,865	2,040
4.50%, 05/15/2039	279	305	4.50%, 01/01/2045	1,100	1,202
4.50%, 05/15/2039	26	28	5.00%, 08/15/2033	90	100
4.50%, 05/15/2039	454	496	5.00%, 02/15/2034	102	114
4.50%, 05/15/2039	31	34	5.00%, 07/15/2035	267	296
4.50%, 06/15/2039	167	184	5.00%, 08/15/2035	65	72
4.50%, 07/15/2039	41	45	5.00%, 04/20/2037	9	10
4.50%, 08/15/2039	172	190	5.00%, 04/20/2038	572	628
4.50%, 09/15/2039	3	3	5.00%, 05/15/2038	142	156
4.50%, 11/15/2039	399	439	5.00%, 06/20/2038	62	68
4.50%, 11/15/2039	41	45	5.00%, 08/15/2038	256	281
4.50%, 12/15/2039	122	134	5.00%, 10/15/2038	33	37
4.50%, 01/15/2040	139	153	5.00%, 01/15/2039	300	331
4.50%, 02/15/2040	23	25	5.00%, 01/15/2039	308	341
4.50%, 02/15/2040	67	74	5.00%, 02/15/2039	234	259
4.50%, 02/15/2040	35	39	5.00%, 02/15/2039	188	208
4.50%, 02/15/2040	23	25	5.00%, 04/15/2039	332	367
4.50%, 02/15/2040	42	46	5.00%, 05/15/2039	20	23
4.50%, 02/15/2040	30	32	5.00%, 06/15/2039	73	82
4.50%, 03/15/2040	38	42	5.00%, 06/15/2039	57	64
4.50%, 05/15/2040	52	57	5.00%, 06/20/2039	76	85
4.50%, 06/15/2040	50	55	5.00%, 07/15/2039	55	62
4.50%, 06/15/2040	59	65	5.00%, 07/15/2039	73	81
4.50%, 07/15/2040	59	65	5.00%, 07/15/2039	55	61
4.50%, 07/15/2040	783	858	5.00%, 07/15/2039	79	88
4.50%, 07/15/2040	46	51	5.00%, 08/15/2039	65	72
4.50%, 08/15/2040	69	76	5.00%, 09/15/2039	25	28
4.50%, 08/15/2040	90	98	5.00%, 09/15/2039	78	86
4.50%, 08/15/2040	89	98	5.00%, 09/15/2039	61	67
4.50%, 08/15/2040	64	70	5.00%, 09/15/2039	55	60
4.50%, 09/15/2040	91	99	5.00%, 09/15/2039	62	69
4.50%, 09/15/2040	75	83	5.00%, 11/15/2039	73	81
4.50%, 10/15/2040	91	100	5.00%, 12/15/2039	118	130
4.50%, 12/15/2040	47	52	5.00%, 02/15/2040	74	81
4.50%, 01/20/2041	102	113	5.00%, 02/15/2040	77	86
4.50%, 01/20/2041	86	95	5.00%, 02/15/2040	77	86
4.50%, 02/20/2041	95	106	5.00%, 04/15/2040	54	60
4.50%, 02/20/2041	102	112	5.00%, 05/15/2040	40	44
4.50%, 03/15/2041	42	46	5.00%, 05/15/2040	68	75
4.50%, 03/15/2041	221	242	5.00%, 05/20/2040	21	23
4.50%, 03/20/2041	56	61	5.00%, 06/15/2040	98	108
4.50%, 03/20/2041	93	103	5.00%, 06/15/2040	134	149
4.50%, 04/15/2041	107	117	5.00%, 06/15/2040	9	10
4.50%, 04/15/2041	47	51	5.00%, 06/15/2040	53	59
4.50%, 04/15/2041	298	326	5.00%, 06/20/2040	95	106
4.50%, 04/20/2041	110	121	5.00%, 07/15/2040	45	50
4.50%, 05/15/2041	79	88	5.00%, 07/20/2040	98	110
4.50%, 05/15/2041	68	75	5.00%, 01/20/2041	51	57
4.50%, 06/15/2041	199	218	5.00%, 02/20/2041	119	133
4.50%, 06/20/2041	348	381	5.00%, 04/15/2041	387	429
4.50%, 07/15/2041	54	60	5.00%, 05/20/2041	108	121
4.50%, 07/15/2041	367	402	5.00%, 06/20/2041	29	32
4.50%, 07/15/2041	143	156	5.00%, 07/20/2041	44	49
4.50%, 07/20/2041	664	728	5.00%, 08/20/2041	310	345
4.50%, 08/15/2041	329	359	5.00%, 10/20/2041	36	40
4.50%, 08/20/2041	246	269	5.00%, 11/20/2041	98	109
4.50%, 09/20/2041	60	66	5.00%, 12/20/2041	75	83
4.50%, 11/20/2041	870	953	5.00%, 02/20/2042	402	449

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
5.00%, 03/20/2042		$79	$88	6.50%, 05/20/2029	$1	$1
5.00%, 04/20/2042		908	1,010	6.50%, 02/20/2032	1	1
5.00%, 12/20/2042		735	820	6.50%, 05/20/2032	8	10
5.00%, 01/20/2043		139	155	6.50%, 05/15/2037	73	84
5.00%, 05/20/2043		174	192	6.50%, 08/20/2038	28	32
5.00%, 07/20/2043		451	500	6.50%, 09/15/2038	28	32
5.00%, 11/20/2043		489	541	7.00%, 01/15/2028	1	1
5.00%, 01/20/2044		398	439	7.00%, 03/15/2029	3	3
5.00%, 05/20/2044		184	203	7.00%, 07/15/2031	2	2
5.00%, 08/20/2044		180	199			$136,380
5.50%, 01/15/2024		13	14
5.50%, 11/15/2033		46	52	U.S. Treasury - 35.58%
5.50%, 03/15/2034		16	18	0.25%, 02/29/2016	5,680	5,673
5.50%, 04/15/2034		18	20	0.25%, 04/15/2016	3,626	3,620
5.50%, 07/15/2034		12	14	0.25%, 05/15/2016	3,028	3,022
5.50%, 11/15/2034		57	65	0.38%, 01/31/2016	2,415	2,416
5.50%, 02/15/2035		31	35	0.38%, 02/15/2016	2,100	2,101
5.50%, 03/15/2036		19	21	0.38%, 03/15/2016	2,670	2,670
5.50%, 04/15/2036		28	31	0.38%, 03/31/2016	2,975	2,975
5.50%, 12/15/2036		21	23	0.38%, 04/30/2016	5,190	5,189
5.50%, 04/15/2037		60	67	0.38%, 05/31/2016	2,900	2,898
5.50%, 05/15/2038		25	28	0.38%, 10/31/2016	3,700	3,685
5.50%, 06/15/2038		35	39	0.50%, 06/15/2016	2,055	2,057
5.50%, 08/15/2038		258	288	0.50%, 06/30/2016	2,600	2,601
5.50%, 08/15/2038		210	235	0.50%, 07/31/2016	2,255	2,256
5.50%, 09/15/2038		81	91	0.50%, 08/31/2016	2,385	2,384
5.50%, 10/20/2038		76	86	0.50%, 09/30/2016	2,690	2,687
5.50%, 11/15/2038		27	30	0.50%, 11/30/2016	2,695	2,688
5.50%, 12/20/2038		30	34	0.50%, 07/31/2017	2,290	2,264
5.50%, 01/15/2039		72	81	0.63%, 07/15/2016	2,200	2,204
5.50%, 01/15/2039		28	31	0.63%, 08/15/2016	1,705	1,708
5.50%, 01/15/2039		7	8	0.63%, 10/15/2016	5,000	5,002
5.50%, 01/15/2039		43	48	0.63%, 11/15/2016	2,165	2,165
5.50%, 02/15/2039		20	22	0.63%, 12/15/2016	3,125	3,124
5.50%, 02/20/2039		160	179	0.63%, 12/31/2016	2,650	2,647
5.50%, 05/15/2039		8	8	0.63%, 02/15/2017	1,750	1,746
5.50%, 12/15/2039		41	46	0.63%, 05/31/2017	2,340	2,327
5.50%, 01/15/2040		338	378	0.63%, 08/31/2017	3,470	3,437
5.50%, 03/15/2040		156	174	0.63%, 09/30/2017	3,000	2,968
5.50%, 04/15/2040		325	366	0.63%, 11/30/2017	2,831	2,795
5.50%, 06/20/2040		189	212	0.63%, 04/30/2018	2,930	2,870
5.50%, 07/20/2040		45	51	0.75%, 01/15/2017	2,265	2,267
5.50%, 11/15/2040		36	41	0.75%, 03/15/2017	2,500	2,499
5.50%, 12/20/2040		37	41	0.75%, 06/30/2017	4,011	3,996
5.50%, 01/20/2041		539	608	0.75%, 10/31/2017	3,592	3,563
5.50%, 04/20/2041		103	116	0.75%, 12/31/2017	2,719	2,690
5.50%, 10/20/2041		91	102	0.75%, 02/28/2018	3,106	3,063
5.50%, 11/20/2041		98	111	0.75%, 03/31/2018	5,500	5,415
5.50%, 10/20/2042		269	299	0.88%, 09/15/2016	1,170	1,176
5.50%, 11/20/2042		261	292	0.88%, 11/30/2016	2,667	2,679
5.50%, 06/20/2043		276	307	0.88%, 12/31/2016	3,755	3,769
5.50%, 09/20/2043		391	436	0.88%, 01/31/2017	4,450	4,463
6.00%, 07/15/2032		2	2	0.88%, 02/28/2017	4,110	4,120
6.00%, 12/15/2032		2	2	0.88%, 04/15/2017	3,780	3,785
6.00%, 10/15/2034		37	43	0.88%, 04/30/2017	2,744	2,747
6.00%, 04/15/2035		25	28	0.88%, 05/15/2017	2,632	2,633
6.00%, 04/15/2036		22	25	0.88%, 06/15/2017	2,480	2,479
6.00%, 06/15/2036		41	47	0.88%, 07/15/2017	2,450	2,447
6.00%, 04/15/2037		65	75	0.88%, 08/15/2017	2,470	2,464
6.00%, 05/15/2037		58	66	0.88%, 10/15/2017	2,315	2,306
6.00%, 10/20/2037		92	105	0.88%, 11/15/2017	2,505	2,493
6.00%, 11/20/2037		34	38	0.88%, 01/31/2018	3,835	3,804
6.00%, 01/15/2038		25	28	0.88%, 07/31/2019	1,184	1,147
6.00%, 08/15/2038		22	25	1.00%, 08/31/2016	2,179	2,195
6.00%, 01/15/2039		198	224	1.00%, 09/30/2016	4,322	4,354
6.00%, 09/15/2039		83	95	1.00%, 10/31/2016	6,384	6,430
6.00%, 09/15/2039		113	128	1.00%, 03/31/2017	3,545	3,560
6.00%, 11/15/2039		162	183	1.00%, 09/15/2017	2,505	2,506
6.00%, 04/15/2040		11	12	1.00%, 12/15/2017	2,455	2,449
6.00%, 01/20/2042		96	109	1.00%, 05/31/2018	3,820	3,783
6.50%, 10/20/2028		1	2	1.00%, 06/30/2019	1,800	1,757

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
1.00%, 08/31/2019	$1,680	$1,634	2.25%, 04/30/2021	$2,120	$2,164
1.00%, 09/30/2019	1,700	1,653	2.25%, 07/31/2021	2,625	2,677
1.00%, 11/30/2019	2,500	2,425	2.25%, 11/15/2024	5,100	5,134
1.13%, 05/31/2019	20	20	2.38%, 03/31/2016	4,050	4,150
1.13%, 12/31/2019	2,790	2,721	2.38%, 07/31/2017	4,040	4,187
1.13%, 03/31/2020	3,330	3,235	2.38%, 05/31/2018	1,838	1,905
1.13%, 04/30/2020	377	366	2.38%, 06/30/2018	3,188	3,304
1.25%, 10/31/2018	1,755	1,744	2.38%, 12/31/2020	2,279	2,346
1.25%, 11/30/2018	3,985	3,957	2.38%, 08/15/2024	7,175	7,308
1.25%, 01/31/2019	2,245	2,223	2.50%, 06/30/2017	3,129	3,252
1.25%, 10/31/2019	730	718	2.50%, 08/15/2023	2,682	2,768
1.25%, 02/29/2020	2,146	2,100	2.50%, 05/15/2024	6,990	7,201
1.38%, 06/30/2018	1,683	1,686	2.63%, 02/29/2016	1,800	1,847
1.38%, 07/31/2018	3,000	3,003	2.63%, 04/30/2016	1,105	1,137
1.38%, 09/30/2018	5,430	5,425	2.63%, 01/31/2018	1,136	1,186
1.38%, 11/30/2018	1,700	1,697	2.63%, 08/15/2020	4,490	4,689
1.38%, 12/31/2018	2,000	1,992	2.63%, 11/15/2020	4,792	5,002
1.38%, 02/28/2019	1,627	1,618	2.75%, 11/30/2016	4,806	4,996
1.38%, 01/31/2020	2,590	2,554	2.75%, 05/31/2017	1,900	1,987
1.38%, 05/31/2020	2,000	1,963	2.75%, 12/31/2017	1,625	1,703
1.50%, 06/30/2016	2,976	3,021	2.75%, 02/28/2018	1,673	1,753
1.50%, 07/31/2016	3,433	3,486	2.75%, 02/15/2019	1,003	1,055
1.50%, 08/31/2018	3,990	4,009	2.75%, 11/15/2023	2,806	2,954
1.50%, 12/31/2018	2,569	2,572	2.75%, 02/15/2024	4,467	4,700
1.50%, 01/31/2019	3,205	3,206	2.75%, 08/15/2042	2,111	2,110
1.50%, 02/28/2019	2,400	2,402	2.75%, 11/15/2042	3,730	3,726
1.50%, 03/31/2019	230	230	2.88%, 03/31/2018	192	202
1.50%, 05/31/2019	2,955	2,948	2.88%, 05/15/2043	5,153	5,271
1.50%, 10/31/2019	5,880	5,844	3.00%, 08/31/2016	3,594	3,740
1.50%, 11/30/2019	2,420	2,405	3.00%, 09/30/2016	451	470
1.63%, 03/31/2019	1,850	1,858	3.00%, 02/28/2017	204	214
1.63%, 04/30/2019	2,250	2,258	3.00%, 05/15/2042	1,127	1,185
1.63%, 06/30/2019	5,000	5,012	3.00%, 11/15/2044	2,390	2,512
1.63%, 07/31/2019	3,675	3,681	3.13%, 10/31/2016	2,524	2,639
1.63%, 08/31/2019	5,300	5,306	3.13%, 01/31/2017	1,648	1,730
1.63%, 12/31/2019	3,435	3,430	3.13%, 04/30/2017	1,908	2,010
1.63%, 08/15/2022	3,100	3,015	3.13%, 05/15/2019	2,656	2,831
1.63%, 11/15/2022	2,200	2,134	3.13%, 05/15/2021	4,920	5,280
1.75%, 05/31/2016	1,920	1,955	3.13%, 11/15/2041	2,577	2,781
1.75%, 10/31/2018	1,320	1,337	3.13%, 02/15/2042	2,318	2,496
1.75%, 09/30/2019	2,745	2,761	3.13%, 02/15/2043	2,730	2,931
1.75%, 10/31/2020	2,920	2,907	3.13%, 08/15/2044	4,850	5,221
1.75%, 05/15/2022	2,700	2,654	3.25%, 05/31/2016	2,500	2,598
1.75%, 05/15/2023	5,047	4,914	3.25%, 06/30/2016	860	895
1.88%, 08/31/2017	1,684	1,723	3.25%, 07/31/2016	1,724	1,798
1.88%, 09/30/2017	1,014	1,037	3.25%, 12/31/2016	2,004	2,105
1.88%, 10/31/2017	2,984	3,054	3.25%, 03/31/2017	3,570	3,765
1.88%, 06/30/2020	1,000	1,007	3.38%, 11/15/2019	3,640	3,943
1.88%, 11/30/2021	2,281	2,268	3.38%, 05/15/2044	4,150	4,672
2.00%, 01/31/2016	1,504	1,531	3.50%, 02/15/2018	2,697	2,891
2.00%, 04/30/2016	1,610	1,644	3.50%, 05/15/2020	3,137	3,422
2.00%, 07/31/2020	2,024	2,049	3.50%, 02/15/2039	1,421	1,632
2.00%, 09/30/2020	1,500	1,515	3.63%, 08/15/2019	2,198	2,397
2.00%, 11/30/2020	2,095	2,113	3.63%, 02/15/2020	5,986	6,563
2.00%, 02/28/2021	2,725	2,744	3.63%, 02/15/2021	5,000	5,508
2.00%, 05/31/2021	1,915	1,925	3.63%, 08/15/2043	2,600	3,058
2.00%, 08/31/2021	2,650	2,658	3.63%, 02/15/2044	3,800	4,472
2.00%, 10/31/2021	2,700	2,707	3.75%, 11/15/2018	2,960	3,225
2.00%, 11/15/2021	5,260	5,279	3.75%, 11/15/2043	4,510	5,421
2.00%, 02/15/2022	2,195	2,200	3.88%, 05/15/2018	1,266	1,376
2.00%, 02/15/2023	3,007	2,996	3.88%, 08/15/2040	714	872
2.13%, 02/29/2016	1,420	1,449	4.00%, 08/15/2018	645	707
2.13%, 08/31/2020	1,815	1,847	4.25%, 11/15/2017	1,733	1,890
2.13%, 01/31/2021	6,665	6,765	4.25%, 05/15/2039	2,839	3,649
2.13%, 06/30/2021	2,000	2,024	4.25%, 11/15/2040	1,446	1,872
2.13%, 08/15/2021	3,350	3,389	4.38%, 02/15/2038	200	262
2.13%, 09/30/2021	2,690	2,720	4.38%, 05/15/2040	2,384	3,134
2.13%, 12/31/2021	2,845	2,873	4.38%, 05/15/2041	870	1,154
2.25%, 03/31/2016	2,000	2,047	4.50%, 02/15/2016	2,000	2,093
2.25%, 11/30/2017	1,529	1,582	4.50%, 05/15/2017	1,250	1,357
2.25%, 03/31/2021	1,310	1,337	4.50%, 02/15/2036	2,579	3,440

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT		Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)	Sector	Percent
				Government	42.36%
U.S. Treasury (continued)				Mortgage Securities	31.00%
	4.50%, 08/15/2039	$1,053	$1,404
	4.63%, 11/15/2016	2,483	2,668	Exchange Traded Funds	9.91%
				Financial	8.15%
	4.63%, 02/15/2017	3,400	3,678	Consumer, Non-cyclical	3.59%
	4.63%, 02/15/2040	1,930	2,624
	4.75%, 08/15/2017	2,704	2,969	Energy	3.09%
				Communications	2.88%
	4.75%, 02/15/2037	2,185	3,014	Utilities	1.99%
	4.75%, 02/15/2041	1,728	2,414
	4.88%, 08/15/2016	1,950	2,087	Industrial	1.71%
				Consumer, Cyclical	1.43%
	5.00%, 05/15/2037	660	941	Basic Materials	1.19%
	5.13%, 05/15/2016	1,240	1,319
	5.25%, 11/15/2028	950	1,274	Technology	0.92%
				Revenue Bonds	0.50%
	5.50%, 08/15/2028	750	1,024	Asset Backed Securities	0.46%
	6.00%, 02/15/2026	725	994
	6.13%, 11/15/2027	2,000	2,845	General Obligation Unlimited	0.33%
				Insured	0.02%
	6.13%, 08/15/2029	188	275	General Obligation Limited	0.01%
	6.25%, 08/15/2023	1,340	1,784
	6.50%, 11/15/2026	1,598	2,301	Liabilities in Excess of Other Assets, Net	(9.54)%
	6.75%, 08/15/2026	1,000	1,459	TOTAL NET ASSETS	100.00%
	7.25%, 05/15/2016	3,700	4,042
	7.25%, 08/15/2022	2,500	3,438
	7.50%, 11/15/2016	1,250	1,409
	7.50%, 11/15/2024	1,000	1,478
	7.63%, 02/15/2025	1,789	2,680
	7.88%, 02/15/2021	129	174
	8.00%, 11/15/2021	1,094	1,523
	8.75%, 05/15/2017	213	252
	8.88%, 08/15/2017	1,600	1,928
	9.25%, 02/15/2016	465	511
			$617,214
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$1,117,583
Total Investments			$1,900,301
Liabilities in Excess of Other Assets, Net - (9.54)%			$(165,498)
TOTAL NET ASSETS - 100.00%			$1,734,803

(a)	Variable Rate. Rate shown is in effect at December 31, 2014.
(b)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. At the end of the period, the fair value of these securities totaled
	$1,452 or 0.08% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
	1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. At the end of the
	period, the value of these securities totaled $4,968 or 0.29% of net assets.
(d)	Non-Income Producing Security
(e)	Security purchased on a when-issued basis.
(f)	Credit support indicates investments that benefit from credit enhancement
	or liquidity support provided by a third party bank, institution, or
	government agency.
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
	Notes to Financial Statements for additional information.

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 14.94%
International Equity Index Fund (a)	7,315,976	$70,014
MidCap S&P 400 Index Fund (a)	2,081,188	40,354
SmallCap S&P 600 Index Fund (a)	1,691,547	40,665
		$151,033

Principal Variable Contracts Funds, Inc. Class 1 - 85.09%
Bond Market Index Account (a)	49,274,630	509,499
LargeCap S&P 500 Index Account (a)	23,980,643	350,837
		$860,336
TOTAL INVESTMENT COMPANIES		$1,011,369
Total Investments		$1,011,369
Liabilities in Excess of Other Assets, Net - (0.03)%		$(263)
TOTAL NET ASSETS - 100.00%		$1,011,106

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.39%
Domestic Equity Funds	42.71%
International Equity Funds	6.93%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	43,143,959	$433,139	8,990,061	$91,532	2,859,390	$29,034	49,274,630	$495,642
International Equity Index Fund	5,818,109	57,331	1,997,830	20,552	499,963	5,261	7,315,976	72,625
LargeCap S&P 500 Index Account	22,615,659	211,264	4,189,209	57,784	2,824,225	39,967	23,980,643	229,711
MidCap S&P 400 Index Fund	1,840,036	25,883	475,348	9,208	234,196	4,621	2,081,188	30,530
SmallCap S&P 600 Index Fund	1,391,882	22,092	511,204	12,377	211,539	5,249	1,691,547	29,264
		$749,709		$191,453		$84,132		$857,772

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$5,056			$5			$—
International Equity Index Fund		1,914			3			62
LargeCap S&P 500 Index Account		4,864			630			6,754
MidCap S&P 400 Index Fund		609			60			1,673
SmallCap S&P 600 Index Fund		743			44			2,348
		$13,186			$742			$10,837
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Diversified Balanced Managed Volatility Account
		December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 14.93%
International Equity Index Fund (a)	611,378	$5,851
MidCap S&P 400 Index Fund (a)	173,892	3,372
SmallCap S&P 600 Index Fund (a)	141,322	3,397
		$12,620

Principal Variable Contracts Funds, Inc. Class 1 - 85.10%
Bond Market Index Account (a)	4,117,024	42,570
LargeCap S&P 500 Managed Volatility Index	2,616,786	29,360
Account (a)
		$71,930
TOTAL INVESTMENT COMPANIES		$84,550
Total Investments		$84,550
Liabilities in Excess of Other Assets, Net - (0.03)%		$(23)
TOTAL NET ASSETS - 100.00%		$84,527

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.36%
Domestic Equity Funds	42.75%
International Equity Funds	6.92%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
December 31, 2014

	December 31,	December 31,						December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	35,439	$351	4,176,894	$42,517	95,309		$973	4,117,024	$41,895
International Equity Index Fund	4,770	54	620,022	6,439	13,414		142	611,378	6,351
LargeCap S&P 500 Managed	23,709	244	2,740,060	29,944	146,983		1,672	2,616,786	28,521
Volatility Index Account
MidCap S&P 400 Index Fund	1,510	28	182,762	3,553	10,380		207	173,892	3,374
SmallCap S&P 600 Index Fund	1,142	28	150,615	3,677	10,435		259	141,322	3,446
		$705		$86,130			$3,253		$83,587

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$246			$—	$			—
International Equity Index Fund		157			—				5
LargeCap S&P 500 Managed Volatility
Index Account		622			5				553
MidCap S&P 400 Index Fund		49			—				135
SmallCap S&P 600 Index Fund		60			—				190
		$1,134			$5	$			883
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Institutional Class - 19.96%
International Equity Index Fund (a)	29,846,185	$285,628
MidCap S&P 400 Index Fund (a)	7,428,975	144,048
SmallCap S&P 600 Index Fund (a)	6,038,091	145,155
		$574,831

Principal Variable Contracts Funds, Inc. Class 1 - 80.07%
Bond Market Index Account (a)	98,500,294	1,018,493
LargeCap S&P 500 Index Account (a)	88,047,755	1,288,139
		$2,306,632
TOTAL INVESTMENT COMPANIES		$2,881,463
Total Investments		$2,881,463
Liabilities in Excess of Other Assets, Net - (0.03)%		$(741)
TOTAL NET ASSETS - 100.00%		$2,880,722

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.76%
Fixed Income Funds	35.35%
International Equity Funds	9.92%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	77,476,746	$776,428	25,533,778	$259,842	4,510,230	$45,782	98,500,294	$990,493
International Equity Index Fund	21,320,931	216,648	9,712,238	100,082	1,186,984	12,484	29,846,185	304,246
LargeCap S&P 500 Index Account	74,590,076	736,822	20,358,882	281,019	6,901,203	98,114	88,047,755	920,281
MidCap S&P 400 Index Fund	5,900,146	87,287	2,085,796	40,379	556,967	11,007	7,428,975	116,730
SmallCap S&P 600 Index Fund	4,463,204	76,234	2,147,670	52,059	572,783	14,181	6,038,091	114,137
		$1,893,419		$733,381		$181,568		$2,445,887

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$9,768			$5			$—
International Equity Index Fund		7,796			—			251
LargeCap S&P 500 Index Account		17,262			554			23,968
MidCap S&P 400 Index Fund		2,165			71			5,945
SmallCap S&P 600 Index Fund		2,642			25			8,343
		$39,633			$655			$38,507
Amounts in thousands except shares

See accompanying notes.

		Schedule of Investments
	Diversified Growth Managed Volatility Account
		December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 19.94%
International Equity Index Fund (a)	1,570,429	$15,029
MidCap S&P 400 Index Fund (a)	390,867	7,579
SmallCap S&P 600 Index Fund (a)	317,668	7,637
		$30,245

Principal Variable Contracts Funds, Inc. Class 1 - 80.09%
Bond Market Index Account (a)	5,182,725	53,589
LargeCap S&P 500 Managed Volatility Index	6,049,724	67,878
Account (a)
		$121,467
TOTAL INVESTMENT COMPANIES		$151,712
Total Investments		$151,712
Liabilities in Excess of Other Assets, Net - (0.03)%		$(40)
TOTAL NET ASSETS - 100.00%		$151,672

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.79%
Fixed Income Funds	35.33%
International Equity Funds	9.91%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
December 31, 2014

	December 31,	December 31,						December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	119,488	$1,182	5,205,244	$52,975	142,007		$1,452	5,182,725	$52,705
International Equity Index Fund	32,765	363	1,568,149	16,338	30,485		318	1,570,429	16,383
LargeCap S&P 500 Managed	146,514	1,505	6,202,357	67,621	299,147		3,396	6,049,724	65,740
Volatility Index Account
MidCap S&P 400 Index Fund	9,076	170	402,268	7,819	20,477		408	390,867	7,582
SmallCap S&P 600 Index Fund	6,867	169	332,678	8,134	21,877		539	317,668	7,764
		$3,389		$152,887			$6,113		$150,174

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$353			$—	$			—
International Equity Index Fund		407			—				13
LargeCap S&P 500 Managed Volatility
Index Account		1,451			10				1,290
MidCap S&P 400 Index Fund		112			1				306
SmallCap S&P 600 Index Fund		136			—				429
		$2,459			$11	$			2,038
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Institutional Class - 9.94%
International Equity Index Fund (a)	695,303	$6,654
MidCap S&P 400 Index Fund (a)	259,609	5,034
SmallCap S&P 600 Index Fund (a)	211,009	5,072
		$16,760

Principal Variable Contracts Funds, Inc. Class 1 - 90.09%
Bond Market Index Account (a)	10,654,542	110,168
LargeCap S&P 500 Index Account (a)	2,848,873	41,679
		$151,847
TOTAL INVESTMENT COMPANIES		$168,607
Total Investments		$168,607
Liabilities in Excess of Other Assets, Net - (0.03)%		$(45)
TOTAL NET ASSETS - 100.00%		$168,562

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.36%
Domestic Equity Funds	30.72%
International Equity Funds	3.95%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	7,349,043	$74,333	4,693,527	$47,819	1,388,028	$14,074	10,654,542	$108,077
International Equity Index Fund	435,580	4,506	362,708	3,750	102,985	1,075	695,303	7,181
LargeCap S&P 500 Index Account	2,116,571	22,935	1,340,803	18,593	608,501	8,497	2,848,873	33,071
MidCap S&P 400 Index Fund	180,818	2,850	131,161	2,538	52,370	1,024	259,609	4,370
SmallCap S&P 600 Index Fund	136,782	2,594	117,804	2,857	43,577	1,076	211,009	4,379
		$107,218		$75,557		$25,746		$157,078

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$993			$(1)			$—
International Equity Index Fund		182			—			6
LargeCap S&P 500 Index Account		525			40			729
MidCap S&P 400 Index Fund		75			6			206
SmallCap S&P 600 Index Fund		92			4			287
		$1,867			$49			$1,228
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2014

COMMON STOCKS - 99.21%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.31%				Commercial Services - 1.86%
WPP PLC	64,253	$1,336		Ashtead Group PLC	89,002	$1,581
				Cielo SA	63,100	989
				G8 Education Ltd	198,159	669
Aerospace & Defense - 0.79%				Kroton Educacional SA	416,400	2,428
Safran SA	33,625	2,075		Stantec Inc	40,802	1,121
Thales SA	24,160	1,307		TAL Education Group ADR(a)	43,346	1,218
		$3,382				$8,006

Agriculture - 1.83%				Computers - 0.68%
British American Tobacco PLC	60,039	3,254		Ingenico	18,455	1,944
Japan Tobacco Inc	119,900	3,300		TDK Corp	17,000	1,001
KT&G Corp	19,144	1,329				$2,945
		$7,883
				Distribution & Wholesale - 0.35%
Airlines - 1.17%				Hitachi High-Technologies Corp	52,200	1,500
easyJet PLC	90,646	2,346
Ryanair Holdings PLC ADR(a)	37,601	2,680
		$5,026		Diversified Financial Services - 2.29%
				Macquarie Group Ltd	62,550	2,950
Automobile Manufacturers - 2.46%				Mega Financial Holding Co Ltd	2,003,663	1,546
Fuji Heavy Industries Ltd	83,900	2,969		ORIX Corp	256,180	3,223
Maruti Suzuki India Ltd (b)	8,229	443		Paragon Group of Cos PLC/The	145,880	942
Toyota Motor Corp	115,000	7,166		Shinhan Financial Group Co Ltd	29,766	1,196
		$10,578				$9,857

Automobile Parts & Equipment - 1.96%				Electric - 2.56%
Bridgestone Corp	67,200	2,331		Enel SpA	556,907	2,482
Continental AG	11,444	2,414		Iberdrola SA	453,576	3,058
Georg Fischer AG (a)	1,301	821		Korea Electric Power Corp	55,280	2,130
Valeo SA	23,182	2,884		Tenaga Nasional BHD	853,300	3,361
		$8,450				$11,031

Banks - 12.47%				Electrical Components & Equipment - 0.46%
Axis Bank Ltd (b)	268,082	2,159		Delta Electronics Inc	177,000	1,046
Bangkok Bank PCL	169,100	1,005		Mabuchi Motor Co Ltd	23,600	937
Bank of China Ltd	3,336,548	1,873				$1,983
Bank of Montreal	43,000	3,042
Commonwealth Bank of Australia	52,099	3,620		Electronics - 2.56%
Danske Bank A/S	68,916	1,863		Hon Hai Precision Industry Co Ltd	826,044	2,281
DBS Group Holdings Ltd	123,000	1,904		Hoya Corp	75,000	2,537
DNB ASA	230,218	3,396		Japan Aviation Electronics Industry Ltd	40,600	887
ICICI Bank Ltd ADR	264,815	3,059		Merry Electronics Co Ltd	211,050	737
Malayan Banking Bhd	618,600	1,620		Minebea Co Ltd	77,082	1,138
Mitsubishi UFJ Financial Group Inc	568,700	3,124		Omron Corp	77,000	3,445
Natixis SA	450,724	2,974				$11,025
Nordea Bank AB	290,738	3,365		Engineering & Construction - 1.82%
Royal Bank of Canada	55,950	3,864		Acciona SA (a)	12,023	811
Skandinaviska Enskilda Banken AB	286,064	3,633		ACS Actividades de Construccion y Servicios	65,460	2,282
Sumitomo Mitsui Financial Group Inc	108,400	3,919		SA
Svenska Handelsbanken AB	63,830	2,986		Promotora y Operadora de Infraestructura	75,600	909
Swedbank AB	100,101	2,484		SAB de CV (a)
Toronto-Dominion Bank/The	79,142	3,781		Skanska AB	68,473	1,470
		$53,671		Vinci SA	43,107	2,354
Beverages - 2.11%						$7,826
Ambev SA ADR	210,922	1,312
Anheuser-Busch InBev NV	47,733	5,372		Entertainment - 0.24%
Asahi Group Holdings Ltd	52,600	1,627		OPAP SA	95,124	1,019
Britvic PLC	73,908	773
		$9,084	Food	- 2.57%
				Aryzta AG (a)	22,918	1,761
Biotechnology - 0.40%				Associated British Foods PLC	39,948	1,953
CSL Ltd	24,792	1,741		Greencore Group PLC	247,972	1,102
				Gruma SAB de CV	117,300	1,251
Building Materials - 0.45%				Nestle SA	50,973	3,716
CSR Ltd	316,353	1,000		Saputo Inc	42,900	1,289
Kingspan Group PLC	56,197	948				$11,072
		$1,948		Forest Products & Paper - 0.71%
Chemicals - 1.69%				Mondi PLC	80,522	1,308
Givaudan SA (a)	1,377	2,470		Stora Enso OYJ	195,677	1,750
Lonza Group AG (a)	7,192	810				$3,058
Potash Corp of Saskatchewan Inc	45,800	1,619
Yara International ASA	53,099	2,365	Gas	- 0.81%
				Gas Natural SDG SA	87,744	2,204
		$7,264		Keyera Corp	18,300	1,277
						$3,481
accompanying notes.				191

See

Schedule of Investments
Diversified International Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Hand & Machine Tools - 0.31%			Oil & Gas - 5.57%
Fuji Electric Co Ltd	337,000	$1,344	Canadian Natural Resources Ltd	119,400	$3,692
			Eni SpA	65,271	1,143
			Parex Resources Inc (a)	77,600	506
Healthcare - Products - 1.15%			PetroChina Co Ltd	2,006,000	2,227
Coloplast A/S	49,218	4,119	Royal Dutch Shell PLC - A Shares	70,667	2,359
Sonova Holding AG	5,763	846	Royal Dutch Shell PLC - B Shares	122,575	4,235
		$4,965	Sasol Ltd	60,640	2,263
Healthcare - Services - 0.32%			SK Holdings Co Ltd	5,664	841
Ramsay Health Care Ltd	29,743	1,379	Statoil ASA	84,972	1,496
			Suncor Energy Inc	79,126	2,513
			Total SA	52,311	2,680
Home Builders - 1.90%					$23,955
Barratt Developments PLC	347,430	2,528
Persimmon PLC (a)	106,950	2,612	Pharmaceuticals - 8.53%
Taylor Wimpey PLC	1,421,496	3,033	Actelion Ltd (a)	13,603	1,566
		$8,173	Bayer AG	39,186	5,341
			BTG PLC (a)	117,747	1,453
Home Furnishings - 0.65%			Novartis AG	92,685	8,596
Howden Joinery Group PLC	166,609	1,039	Novo Nordisk A/S	125,957	5,328
Steinhoff International Holdings Ltd	344,619	1,763	Orion Oyj	25,395	790
		$2,802	Roche Holding AG	32,207	8,726
Insurance - 5.52%			Shire PLC	69,264	4,911
BB Seguridade Participacoes SA	115,000	1,391			$36,711
Direct Line Insurance Group PLC	522,088	2,362	Private Equity - 0.20%
Hannover Rueck SE	40,918	3,691	3i Group PLC	125,597	876
Legal & General Group PLC	686,124	2,649
Manulife Financial Corp	98,400	1,879
Porto Seguro SA	53,889	616	Real Estate - 4.16%
Prudential PLC	152,171	3,518	Brookfield Asset Management Inc	126,142	6,321
Sampo Oyj	85,632	4,009	Cheung Kong Holdings Ltd	254,000	4,254
Sanlam Ltd	241,258	1,452	Deutsche Wohnen AG	39,787	938
Tokio Marine Holdings Inc	67,900	2,205	Lend Lease Group	127,196	1,694
		$23,772	Mitsui Fudosan Co Ltd	70,000	1,877
			Sun Hung Kai Properties Ltd	133,000	2,015
Internet - 0.84%			Wheelock & Co Ltd	177,000	822
Tencent Holdings Ltd	160,823	2,327			$17,921
Vipshop Holdings Ltd ADR(a)	65,420	1,278
		$3,605	REITS - 0.71%
			Mirvac Group	1,000,427	1,447
Investment Companies - 0.73%			RioCan Real Estate Investment Trust	29,482	671
Investor AB	86,854	3,158	Segro PLC	160,978	922
					$3,040

Iron & Steel - 0.19%			Retail - 4.63%
APERAM SA (a)	27,882	818
			Alimentation Couche-Tard Inc	152,252	6,381
			Dollarama Inc	89,200	4,561
Machinery - Construction & Mining - 1.35%			E-Mart Co Ltd	3,137	581
Hitachi Ltd	298,261	2,201	Jumbo SA	54,596	555
Mitsubishi Electric Corp	304,000	3,611	Next PLC	21,248	2,253
		$5,812	Pandora A/S	44,498	3,607
			Poundland Group PLC (a)	186,795	952
Machinery - Diversified - 0.23%			Travis Perkins PLC	35,863	1,032
Sumitomo Heavy Industries Ltd	184,000	990			$19,922

			Semiconductors - 3.09%
Media - 1.84%			ams AG	37,680	1,362
Grupo Televisa SAB ADR(a)	49,117	1,673
			ARM Holdings PLC	158,191	2,430
ITV PLC	1,345,700	4,489	Dialog Semiconductor PLC (a)	44,010	1,537
Shaw Communications Inc	64,500	1,740	MediaTek Inc	98,000	1,425
		$7,902	SK Hynix Inc	62,826	2,685
Mining - 0.91%			Taiwan Semiconductor Manufacturing Co Ltd	877,140	3,864
BHP Billiton Ltd	96,732	2,287			$13,303
BHP Billiton PLC	76,454	1,638	Shipbuilding - 0.18%
		$3,925	Mitsui Engineering & Shipbuilding Co Ltd	449,000	789
Miscellaneous Manufacturing - 1.19%
FUJIFILM Holdings Corp	67,800	2,069	Software - 1.35%
IMI PLC	63,355	1,239	HCL Technologies Ltd	110,378	2,788
Largan Precision Co Ltd	24,000	1,797	Tech Mahindra Ltd	35,294	1,447
		$5,105	UBISOFT Entertainment (a)	86,477	1,576
Office & Business Equipment - 0.54%					$5,811
Seiko Epson Corp	56,000	2,343	Telecommunications - 7.60%
			Belgacom SA	71,581	2,597

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held		Value(000	's)	Portfolio Summary (unaudited)
					Country	Percent
Telecommunications (continued)					Japan	16.13%
Bezeq The Israeli Telecommunication Corp	251,865		$447		Canada	12.30%
Ltd
BT Group PLC	658,006		4,093		United Kingdom	11.52%
					Switzerland	6.80%
China Telecom Corp Ltd	3,064,000		1,777		France	4.83%
Deutsche Telekom AG	163,786		2,621
Hellenic Telecommunications Organization	87,811		960		Australia	4.27%
					Germany	4.25%
SA (a)					Denmark	4.25%
KDDI Corp	76,800		4,825
Nippon Telegraph & Telephone Corp	77,900		3,979		Sweden	3.96%
					Taiwan, Province Of China	2.95%
NTT DOCOMO Inc	46,600		679		Korea, Republic Of	2.57%
Orange SA	175,154		2,979
SK Telecom Co Ltd	9,426		2,305		China	2.49%
					India	2.29%
SoftBank Corp	57,100		3,399		Ireland	2.24%
TDC A/S	114,003		869
Telekom Malaysia Bhd	598,300		1,175		Brazil	1.95%
					Spain	1.94%
			$32,705		Belgium	1.85%
Transportation - 2.97%					Norway	1.69%
AP Moeller - Maersk A/S - B shares	1,254		2,494		Hong Kong	1.65%
Canadian National Railway Co	77,276		5,322		South Africa	1.58%
Canadian Pacific Railway Ltd	16,686		3,214		Netherlands	1.53%
Deutsche Post AG	53,463		1,736		Finland	1.52%
			$12,766		Malaysia	1.43%
TOTAL COMMON STOCKS			$427,058		Mexico	0.89%
INVESTMENT COMPANIES - 0.19%	Shares Held	Value	(000	's)	Italy	0.85%
					Greece	0.59%
Publicly Traded Investment Fund - 0.19%					Singapore	0.44%
BlackRock Liquidity Funds FedFund Portfolio	825,878		826		Austria	0.32%
					Thailand	0.23%
TOTAL INVESTMENT COMPANIES			$826		Luxembourg	0.19%
PREFERRED STOCKS - 0.40%	Shares Held	Value	(000	's)	United States	0.19%
					Israel	0.11%
Food - 0.40%					Other Assets in Excess of Liabilities, Net	0.20%
Cia Brasileira de Distribuicao	46,300		1,719		TOTAL NET ASSETS	100.00%
TOTAL PREFERRED STOCKS			$1,719
Total Investments			$429,603
Other Assets in Excess of Liabilities, Net - 0.20%			$857
TOTAL NET ASSETS - 100.00%			$430,460

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,602 or 0.60% of net assets.

See accompanying notes.

Schedule of Investments
Equity Income Account
December 31, 2014

COMMON STOCKS - 97.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.32%			Healthcare - Products - 1.88%
Lockheed Martin Corp	37,242	$7,172	Becton Dickinson and Co	30,519	$4,247
Raytheon Co	67,685	7,321	Medtronic Inc	103,646	7,483
		$14,493			$11,730

Apparel - 1.40%			Insurance - 6.03%
VF Corp	116,540	8,729	ACE Ltd	108,390	12,452
			Allstate Corp/The	80,536	5,657
			Chubb Corp/The	41,487	4,293
Automobile Manufacturers - 1.16%			MetLife Inc	244,570	13,229
PACCAR Inc	106,414	7,237	Swiss Re AG ADR	23,994	2,029
					$37,660
Automobile Parts & Equipment - 2.28%
Autoliv Inc	66,325	7,038	Machinery - Diversified - 2.07%
Johnson Controls Inc	149,441	7,224	Deere & Co	146,428	12,955
		$14,262
			Media - 0.53%
Banks - 9.20%			Walt Disney Co/The	35,135	3,309
Australia & New Zealand Banking Group Ltd	66,931	1,740
ADR
Bank of Nova Scotia/The	96,128	5,487	Mining - 0.87%
Grupo Financiero Santander Mexico SAB de	168,780	1,749	BHP Billiton Ltd ADR	115,363	5,459
CV ADR
JP Morgan Chase & Co	212,103	13,273	Miscellaneous Manufacturing - 1.87%
M&T Bank Corp	42,962	5,397	3M Co	21,475	3,529
PNC Financial Services Group Inc/The	120,194	10,965	Parker-Hannifin Corp	63,191	8,148
US Bancorp/MN	194,634	8,749			$11,677
Wells Fargo & Co	184,576	10,119
		$57,479	Oil & Gas - 10.46%
			Chevron Corp	69,746	7,824
Beverages - 0.72%			Cimarex Energy Co	22,300	2,364
Coca-Cola Co/The	106,665	4,503	Crescent Point Energy Corp	286,125	6,627
			Exxon Mobil Corp	95,621	8,840
Chemicals - 1.54%			Marathon Oil Corp	210,063	5,943
Air Products & Chemicals Inc	26,952	3,887	Marathon Petroleum Corp	134,193	12,112
EI du Pont de Nemours & Co	77,246	5,712	Occidental Petroleum Corp	130,764	10,541
		$9,599	Royal Dutch Shell PLC - B shares ADR	142,322	9,900
			Total SA ADR	23,805	1,219
Computers - 3.85%					$65,370
Apple Inc	128,196	14,150
EMC Corp/MA	243,534	7,243	Pharmaceuticals - 13.06%
International Business Machines Corp	16,686	2,677	Abbott Laboratories	207,409	9,338
		$24,070	AbbVie Inc	136,288	8,919
			GlaxoSmithKline PLC ADR	99,493	4,252
Distribution & Wholesale - 0.86%			Johnson & Johnson	63,301	6,619
Genuine Parts Co	50,665	5,399	Merck & Co Inc	225,981	12,834
			Novartis AG ADR	83,212	7,710
Diversified Financial Services - 5.52%			Pfizer Inc	336,502	10,482
BlackRock Inc	32,312	11,554	Roche Holding AG ADR	284,283	9,663
Discover Financial Services	167,803	10,989	Shire PLC ADR	11,726	2,492
FNF Group	346,707	11,944	Teva Pharmaceutical Industries Ltd ADR	161,548	9,291
		$34,487			$81,600

Electric - 3.77%			Pipelines - 3.24%
NextEra Energy Inc	57,938	6,158	Enterprise Products Partners LP	229,314	8,283
Northeast Utilities	106,101	5,678	Kinder Morgan Inc/DE	283,601	11,999
Wisconsin Energy Corp	108,626	5,729			$20,282
Xcel Energy Inc	167,364	6,012	Private Equity - 1.44%
		$23,577	KKR & Co LP	387,502	8,994
Electrical Components & Equipment - 0.39%
Emerson Electric Co	39,114	2,415	REITS - 4.10%
			American Capital Agency Corp	291,950	6,373
Electronics - 1.18%			Annaly Capital Management Inc	630,247	6,813
Garmin Ltd	52,970	2,798	Digital Realty Trust Inc	187,610	12,439
Honeywell International Inc	45,633	4,560			$25,625
		$7,358	Retail - 2.34%
Food - 2.66%			Costco Wholesale Corp	20,413	2,894
Kraft Foods Group Inc	114,038	7,146	Starbucks Corp	67,872	5,569
Kroger Co/The	147,174	9,450	Tiffany & Co	57,890	6,186
		$16,596			$14,649

Gas - 1.08%			Semiconductors - 4.55%
Sempra Energy	60,639	6,753	Applied Materials Inc	328,780	8,193
			Maxim Integrated Products Inc	157,042	5,005

See accompanying notes.

Schedule of Investments
Equity Income Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held		Value(000	's)

Semiconductors (continued)
Microchip Technology Inc	199,365			$8,994
Taiwan Semiconductor Manufacturing Co Ltd	279,009			6,244
ADR
				$28,436

Software - 0.85%
Microsoft Corp	114,929			5,338

Telecommunications - 2.01%
BCE Inc	181,720			8,334
Verizon Communications Inc	90,942			4,254
				$12,588

Toys, Games & Hobbies - 2.25%
Hasbro Inc	187,905			10,333
Mattel Inc	120,539			3,730
				$14,063

Transportation - 2.16%
Norfolk Southern Corp	47,301			5,185
Union Pacific Corp	32,855			3,914
United Parcel Service Inc	39,645			4,407
				$13,506
TOTAL COMMON STOCKS				$610,198
INVESTMENT COMPANIES - 2.25%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 2.25%
BlackRock Liquidity Funds FedFund Portfolio	14,042,356			14,042

TOTAL INVESTMENT COMPANIES				$14,042
Total Investments				$624,240
Other Assets in Excess of Liabilities, Net - 0.11%				$658
TOTAL NET ASSETS - 100.00%				$624,898

Portfolio Summary (unaudited)

Sector				Percent
Financial				26.29%
Consumer, Non-cyclical				18.32%
Energy				13.70%
Consumer, Cyclical				10.29%
Industrial				9.99%
Technology				9.25%
Utilities				4.85%
Communications				2.54%
Basic Materials				2.41%
Exchange Traded Funds				2.25%
Other Assets in Excess of Liabilities, Net				0.11%
TOTAL NET ASSETS				100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2014

	INVESTMENT COMPANIES - 3.17%	Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 3.17%
	BlackRock Liquidity Funds FedFund Portfolio	9,998,307	$9,998	Mortgage Backed Securities (continued)
				Ginnie Mae (continued)
	TOTAL INVESTMENT COMPANIES		$9,998	2.60%, 09/16/2042(a)	$1,791	$1,857
		Principal		2.75%, 02/16/2055	1,500	1,449
				3.05%, 05/16/2048(a)	999	1,023
BONDS	- 30.65%	Amount (000's) Value (000's)		3.50%, 12/20/2034(a)	8,027	629
	Home Equity Asset Backed Securities - 1.56%			3.50%, 05/20/2039	557	580
	ACE Securities Corp Mortgage Loan Trust			3.50%, 07/16/2045	1,900	1,959
	Series 2007-D1			4.00%, 09/16/2026(a)	4,066	426
	6.34%, 02/25/2038(a),(b)	$3,300	$3,221	4.00%, 04/20/2038(a)	2,923	312
	6.93%, 02/25/2038(b)	1,744	1,715	GS Mortgage Securities Trust 2011-GC5
			$4,936	5.31%, 08/10/2044(a),(b)	900	949
	Mortgage Backed Securities - 28.85%			Jefferies Resecuritization Trust 2010-R4
				5.00%, 10/26/2036(b)	1,382	1,421
	CFCRE Commercial Mortgage Trust 2011-
	C1			JP Morgan Chase Commercial Mortgage
	5.53%, 04/15/2044(a),(b)	1,000	1,122	Securities Trust 2011-C5
				5.32%, 08/15/2046(a),(b)	2,000	2,277
	Citigroup Mortgage Loan Trust 2009-11
	1.51%, 10/25/2035(a),(b)	186	186	JP Morgan Chase Commercial Mortgage
	Citigroup Mortgage Loan Trust 2010-10			Securities Trust 2013-C10
	2.41%, 02/25/2036(a),(b)	1,400	1,365	3.37%, 12/15/2047(a)	1,200	1,219
	Citigroup Mortgage Loan Trust 2010-9			JP Morgan Chase Commercial Mortgage
	4.25%, 01/25/2036(b)	2,166	2,220	Securities Trust 2013-C16
				4.94%, 12/15/2046(a)	1,800	1,999
	Fannie Mae Grantor Trust 2005-T1
	0.52%, 05/25/2035(a)	492	490	JP Morgan Mortgage Trust 2013-1
				3.00%, 03/25/2043(b)	1,953	1,927
	Fannie Mae REMICS
	2.00%, 02/25/2040(a)	1,776	1,736	JPMBB Commercial Mortgage Securities
	2.50%, 11/25/2041	1,344	1,354	Trust 2014-C25
	3.50%, 01/25/2028(a)	6,263	836	4.45%, 11/15/2047(a)	1,000	1,016
	3.50%, 11/25/2042(a)	6,990	1,172	Morgan Stanley Re-REMIC Trust 2010-R1
	4.00%, 11/25/2042(a)	3,562	940	2.58%, 07/26/2035(a),(b)	1,300	1,312
	6.50%, 02/25/2047	225	240	New Residential Mortgage Loan Trust 2014-
	7.00%, 04/25/2032	285	326	1
				5.00%, 01/25/2054(a),(b)	1,953	2,093
	8.70%, 12/25/2019	4	4

	Freddie Mac REMICS			Springleaf Mortgage Loan Trust	1,100	1,078
	1.50%, 04/15/2028	2,474	2,426	2.31%,06/25/2058 (a),(b)

	2.50%, 11/15/2032	1,843	1,821	Springleaf Mortgage Loan Trust 2013-3	1,000	1,007
	2.50%, 01/15/2043(a)	4,480	715	3.79%, 09/25/2057 (a),(b)
	2.50%, 02/15/2043	1,764	1,729	Structured Asset Sec Corp Mort Pass Through
	3.00%, 11/15/2030(a)	6,140	635	Certs Series 2004-3
				5.67%, 03/25/2034(a)	772	800
	3.00%, 05/15/2033	2,700	2,686
	3.50%, 04/15/2038(a)	4,424	496	WFRBS Commercial Mortgage Trust 2013-
	3.50%, 08/15/2040(a)	6,270	962	C14
	3.50%, 10/15/2042(a)	3,889	731	4.00%, 06/15/2046(a),(b)	1,000	926
	4.00%, 09/15/2018	4	4	WFRBS Commercial Mortgage Trust 2014-
	4.00%, 05/15/2039	4,200	4,380	C23
				4.38%, 10/15/2057(a)	1,000	1,065
	4.00%, 10/15/2040	3,000	3,153
	4.50%, 05/15/2037(a)	1,237	1,304	WFRBS Commercial Mortgage Trust 2014-
	Freddie Mac Strips			LC14
	1.86%, 10/15/2037(a)	23,213	1,702	4.34%, 03/15/2047(a)	2,450	2,481
	1.91%, 02/15/2038(a)	19,241	1,426			$90,989
	Ginnie Mae			Other Asset Backed Securities - 0.24%
	0.59%, 01/16/2054(a)	22,110	1,179	Chase Funding Trust Series 2004-1
	0.60%, 04/16/2053(a)	13,532	477	0.63%, 12/25/2033(a)	98	91
	0.71%, 04/16/2047(a)	16,520	989	TAL Advantage V LLC
	0.75%, 11/16/2045(a)	27,087	1,620	3.33%, 05/20/2039(a),(b)	674	673
	0.75%, 05/16/2053(a)	13,059	858			$764
	0.80%, 12/16/2053(a)	16,482	1,038
	0.86%, 02/16/2053(a)	24,101	1,661	TOTAL BONDS		$96,689
	0.87%, 03/16/2049(a)	9,305	468	U.S. GOVERNMENT & GOVERNMENT	Principal
	0.88%, 02/16/2053(a)	15,411	1,066	AGENCY OBLIGATIONS - 67.13%	Amount (000's) Value (000's)
	0.88%, 09/16/2055(a)	30,445	1,758	Federal Home Loan Mortgage Corporation (FHLMC) -
	0.91%, 03/16/2052(a)	8,700	685	16.07%
	0.92%, 02/16/2053(a)	22,671	1,747	2.00%, 02/01/2028	$2,101	$2,097
				2.35%, 09/01/2032(a)	28	30
	0.92%, 10/16/2054(a)	15,540	881
	0.96%, 02/16/2046(a)	13,526	917	2.50%, 09/01/2027	779	795
	0.96%, 11/16/2052(a)	18,753	1,403	2.50%, 02/01/2028	1,555	1,586
	0.96%, 04/16/2053(a)	9,059	622	3.00%, 02/01/2027	1,864	1,940
	0.98%, 09/16/2053(a)	14,355	1,010	3.00%, 08/01/2042	1,268	1,282
	0.99%, 02/16/2055(a)	26,140	1,311	3.00%, 10/01/2042	1,615	1,635
	1.02%, 01/16/2053(a)	10,158	840	3.00%, 10/01/2042	878	888
	1.20%, 09/16/2053(a)	13,791	784	3.00%, 10/01/2042	1,672	1,695
	2.25%, 03/16/2046(a)	1,730	1,719	3.00%, 05/01/2043	1,805	1,827
	2.30%, 08/16/2041	1,967	1,990	3.50%, 02/01/2032	2,599	2,735

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.50%, 04/01/2042	$737	$768	6.50%, 10/01/2031	$13	$14
3.50%, 04/01/2042	2,914	3,035	6.50%, 10/01/2031	21	24
3.50%, 05/01/2042	1,000	1,044	6.50%, 12/01/2031	39	46
3.50%, 07/01/2042	3,564	3,713	6.50%, 01/01/2032	122	143
3.50%, 09/01/2042	1,661	1,730	6.50%, 02/01/2032	34	40
3.50%, 10/01/2042	1,008	1,052	6.50%, 05/01/2032	83	96
4.00%, 08/01/2026	1,065	1,140	6.50%, 04/01/2035	15	17
4.00%, 12/01/2040	713	766	7.00%, 09/01/2023	14	15
4.00%, 07/01/2042	1,314	1,417	7.00%, 12/01/2023	6	7
4.00%, 01/01/2043	2,113	2,264	7.00%, 01/01/2024	8	9
4.00%, 06/01/2043	2,466	2,648	7.00%, 09/01/2027	9	10
4.50%, 08/01/2033	105	114	7.00%, 01/01/2028	73	82
4.50%, 07/01/2039	1,470	1,609	7.00%, 04/01/2028	40	46
4.50%, 12/01/2040	1,523	1,652	7.00%, 05/01/2028	6	7
4.50%, 05/01/2041	1,463	1,602	7.00%, 08/01/2028	12	12
4.50%, 11/01/2043	1,807	2,000	7.00%, 10/01/2031	22	26
5.00%, 10/01/2025	379	417	7.00%, 10/01/2031	16	19
5.00%, 02/01/2033	471	521	7.00%, 04/01/2032	116	136
5.00%, 06/01/2033	319	355	7.50%, 10/01/2030	19	24
5.00%, 05/01/2035	163	181	7.50%, 02/01/2031	13	14
5.00%, 07/01/2035	36	40	7.50%, 02/01/2031	16	20
5.00%, 07/01/2035	284	314	7.50%, 02/01/2031	8	9
5.00%, 07/01/2035	78	87	8.00%, 10/01/2030	30	35
5.00%, 10/01/2035	130	145	8.00%, 12/01/2030	2	2
5.00%, 01/01/2040	1,143	1,266	8.50%, 07/01/2029	34	37
5.50%, 04/01/2018	57	60			$50,693
5.50%, 03/01/2024	17	20
5.50%, 03/01/2033	314	354	Federal National Mortgage Association (FNMA) - 33.04%
5.50%, 04/01/2038	29	32	2.00%, 10/01/2027	2,005	1,999
5.50%, 05/01/2038	127	143	2.00%, 10/01/2027	796	793
			2.21%, 12/01/2032(a)	50	52
6.00%, 04/01/2017	23	24	2.23%, 07/01/2034(a)	74	77
6.00%, 04/01/2017	29	30	2.25%, 12/01/2033(a)	225	240
6.00%, 05/01/2017	26	27
6.00%, 07/01/2017	17	17	2.50%, 05/01/2027	2,071	2,114
6.00%, 12/01/2023	10	12	2.50%, 06/01/2027	1,972	2,013
6.00%, 05/01/2031	26	30	2.50%, 06/01/2027	2,456	2,508
6.00%, 12/01/2031	34	40	2.50%, 05/01/2028	1,253	1,279
6.00%, 09/01/2032	44	50	3.00%, 05/01/2028	1,661	1,732
6.00%, 11/01/2033	93	105	3.00%, 10/01/2042	2,535	2,571
6.00%, 11/01/2033	99	112	3.00%, 11/01/2042	899	911
6.00%, 05/01/2034	266	302	3.00%, 02/01/2043	1,868	1,894
6.00%, 05/01/2034	466	522	3.00%, 02/01/2043	1,762	1,789
6.00%, 09/01/2034	137	157	3.00%, 04/01/2043	1,619	1,640
6.00%, 02/01/2035	128	147	3.50%, 02/01/2042	1,985	2,082
6.00%, 10/01/2036(a)	141	160	3.50%, 09/01/2042	3,407	3,569
6.00%, 03/01/2037	106	121	3.50%, 11/01/2042	2,394	2,507
6.00%, 01/01/2038	223	254	3.50%, 12/01/2042	2,452	2,568
6.00%, 01/01/2038(a)	83	95	4.00%, 05/01/2025	759	810
6.00%, 04/01/2038	107	121	4.00%, 01/01/2034	1,203	1,295
6.50%, 11/01/2016	14	14	4.00%, 11/01/2040	1,277	1,365
6.50%, 06/01/2017	35	36	4.00%, 12/01/2040	1,067	1,150
6.50%, 06/01/2018	6	7	4.00%, 01/01/2041	2,286	2,444
6.50%, 08/01/2021	6	7	4.00%, 02/01/2041	2,664	2,873
6.50%, 12/01/2021	40	46	4.00%, 02/01/2041	2,093	2,236
6.50%, 04/01/2022	47	53	4.00%, 03/01/2041	2,930	3,130
6.50%, 05/01/2022	31	36	4.00%, 04/01/2041	2,242	2,396
6.50%, 05/01/2023	21	22	4.00%, 11/01/2041	1,170	1,250
6.50%, 04/01/2024	10	11	4.00%, 02/01/2042	1,654	1,784
6.50%, 04/01/2026	6	7	4.00%, 04/01/2042	1,328	1,419
6.50%, 05/01/2026	7	8	4.00%, 08/01/2043	907	981
6.50%, 05/01/2026	4	5	4.00%, 10/01/2043	933	1,001
6.50%, 12/01/2027	7	8	4.00%, 10/01/2043	839	905
6.50%, 01/01/2028	10	11	4.00%, 10/01/2044	3,159	3,414
6.50%, 03/01/2028	6	7	4.50%, 12/01/2019	61	64
6.50%, 09/01/2028	15	17	4.50%, 01/01/2020	238	252
6.50%, 09/01/2028	2	2	4.50%, 08/01/2039	893	984
6.50%, 10/01/2028	42	49	4.50%, 09/01/2039	1,495	1,636
6.50%, 11/01/2028	8	10	4.50%, 01/01/2041	3,078	3,387
6.50%, 12/01/2028	21	24	4.50%, 08/01/2041	1,327	1,474
6.50%, 03/01/2029	8	10	4.50%, 09/01/2041	1,918	2,085
6.50%, 07/01/2031	71	81	4.50%, 09/01/2043	3,306	3,665
6.50%, 08/01/2031	6	7	4.50%, 09/01/2043	1,409	1,563

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2043	$1,806	$2,003	6.50%, 06/01/2031	$12	$14
4.50%, 11/01/2043	1,890	2,097	6.50%, 09/01/2031	19	21
4.50%, 09/01/2044	992	1,100	6.50%, 01/01/2032	4	5
5.00%, 01/01/2018	138	145	6.50%, 04/01/2032	76	87
5.00%, 11/01/2018	113	119	6.50%, 08/01/2032	24	28
5.00%, 05/01/2033	2,530	2,842	6.50%, 11/01/2032	35	39
5.00%, 05/01/2034	484	536	6.50%, 11/01/2032	38	40
5.00%, 04/01/2035	196	219	6.50%, 02/01/2033	51	58
5.00%, 04/01/2035	297	333	6.50%, 07/01/2034	152	177
5.00%, 07/01/2035	15	17	6.50%, 12/01/2036	114	130
5.00%, 02/01/2038	721	808	6.50%, 07/01/2037	69	82
5.00%, 03/01/2038	1,038	1,168	6.50%, 07/01/2037	47	56
5.00%, 02/01/2040	2,923	3,297	6.50%, 02/01/2038	51	61
5.00%, 06/01/2040	835	926	7.00%, 01/01/2027	4	4
5.00%, 07/01/2040	977	1,101	7.00%, 11/01/2027	8	9
5.00%, 07/01/2041	1,439	1,600	7.00%, 08/01/2028	34	40
5.00%, 07/01/2041	2,243	2,531	7.00%, 12/01/2028	25	29
5.50%, 08/01/2017	29	31	7.00%, 04/01/2029	8	8
5.50%, 12/01/2017	42	44	7.00%, 10/01/2029	37	44
5.50%, 01/01/2018	71	75	7.00%, 05/01/2031	5	5
5.50%, 07/01/2019	59	63	7.00%, 11/01/2031	105	123
5.50%, 08/01/2019	11	12	7.50%, 04/01/2022	2	2
5.50%, 08/01/2019	13	14	7.50%, 11/01/2029	26	29
5.50%, 08/01/2019	11	12	8.00%, 05/01/2027	32	35
5.50%, 08/01/2019	24	25	8.00%, 09/01/2027	13	13
5.50%, 08/01/2019	92	100	8.00%, 06/01/2030	4	5
5.50%, 08/01/2019	25	27	8.50%, 02/01/2023	1	1
5.50%, 09/01/2019	68	72	8.50%, 10/01/2027	35	36
5.50%, 10/01/2019	27	29	9.00%, 09/01/2030	12	14
5.50%, 05/01/2024	80	90			$104,191
5.50%, 05/01/2033	36	41	Government National Mortgage Association (GNMA) -
5.50%, 06/01/2033	134	151	9.27%
5.50%, 06/01/2033	166	187	3.00%, 04/15/2027	1,319	1,384
5.50%, 09/01/2033	757	860	3.00%, 11/15/2042	1,784	1,827
5.50%, 02/01/2037	18	20	3.00%, 12/15/2042	3,459	3,542
5.50%, 03/01/2038	388	440	3.00%, 02/15/2043	2,631	2,705
5.50%, 03/01/2038	269	307	3.50%, 11/15/2041	2,598	2,733
5.50%, 08/01/2038	226	257	3.50%, 12/20/2041	1,987	2,089
6.00%, 08/01/2016	14	14	3.50%, 01/15/2043	2,060	2,178
6.00%, 12/01/2016	31	32	3.50%, 06/20/2043	1,369	1,450
6.00%, 08/01/2017	47	49	4.00%, 03/20/2040	1,946	2,091
6.00%, 06/01/2022	50	57	4.00%, 08/15/2041	1,891	2,055
6.00%, 03/01/2026	8	9	4.50%, 07/15/2040	1,691	1,861
6.00%, 11/01/2028	24	27	5.00%, 09/15/2033	12	14
6.00%, 08/01/2031	86	97	5.00%, 02/15/2034	713	793
6.00%, 12/01/2031	22	25	5.00%, 09/15/2039	114	126
6.00%, 01/01/2033	139	159	5.50%, 07/20/2033	323	364
6.00%, 02/01/2034	55	62	5.50%, 11/15/2033	68	77
6.00%, 05/01/2037	396	443	5.50%, 03/20/2034	339	383
6.00%, 07/01/2037	394	448	5.50%, 05/20/2035	308	347
6.00%, 11/01/2037	71	81	5.50%, 11/15/2038	408	461
6.00%, 12/01/2037	21	23	5.50%, 01/15/2039	551	622
6.00%, 03/01/2038	153	177	5.50%, 01/15/2039	132	148
6.00%, 08/01/2038	908	1,044	5.50%, 03/15/2039	375	419
6.00%, 10/01/2038	267	303	6.00%, 06/20/2024	61	68
6.50%, 06/01/2016	10	10	6.00%, 06/20/2024	26	29
6.50%, 08/01/2017	27	28	6.00%, 02/20/2026	6	7
6.50%, 11/01/2023	73	83	6.00%, 04/20/2026	11	13
6.50%, 05/01/2024	29	33	6.00%, 05/20/2026	6	7
6.50%, 09/01/2024	31	35	6.00%, 06/20/2026	7	8
6.50%, 07/01/2025	14	16	6.00%, 06/20/2026	12	13
6.50%, 08/01/2025	37	40	6.00%, 07/20/2026	6	6
6.50%, 02/01/2026	10	12	6.00%, 09/20/2026	10	11
6.50%, 03/01/2026	2	3	6.00%, 03/20/2027	24	27
6.50%, 05/01/2026	6	7	6.00%, 01/20/2028	8	9
6.50%, 06/01/2026	4	4	6.00%, 03/20/2028	5	6
6.50%, 07/01/2028	12	14	6.00%, 06/20/2028	30	34
6.50%, 09/01/2028	21	24	6.00%, 07/20/2028	19	22
6.50%, 02/01/2029	5	6	6.00%, 02/20/2029	18	21
6.50%, 03/01/2029	11	13	6.00%, 03/20/2029	36	41
6.50%, 04/01/2029	6	6	6.00%, 07/20/2029	36	41
6.50%, 06/01/2031	11	12

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)
6.00%, 05/20/2032(a)	$65	$75
6.00%, 07/20/2033	248	285
6.50%, 12/20/2025	15	17
6.50%, 01/20/2026	38	41
6.50%, 02/20/2026	17	20
6.50%, 03/20/2031	22	26
6.50%, 04/20/2031	23	27
7.00%, 01/15/2028	3	3
7.00%, 01/15/2028	6	6
7.00%, 01/15/2028	2	2
7.00%, 01/15/2028	11	13
7.00%, 01/15/2028	2	2
7.00%, 03/15/2028	156	175
7.00%, 05/15/2028	56	62
7.00%, 01/15/2029	19	21
7.00%, 03/15/2029	8	8
7.00%, 05/15/2031	16	19
7.00%, 06/20/2031	16	19
7.00%, 09/15/2031	42	50
7.00%, 06/15/2032	226	266
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	3	3
7.50%, 02/15/2023	5	6
7.50%, 04/15/2023	22	24
7.50%, 06/15/2023	2	2
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	4	4
7.50%, 10/15/2023	8	8
7.50%, 11/15/2023	7	8
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	5
8.00%, 01/15/2027	2	2
8.00%, 02/15/2027	1	1
		$29,242

U.S. Treasury - 8.75%
1.75%, 10/31/2018	3,900	3,949
2.25%, 11/30/2017	5,000	5,171
3.13%, 05/15/2021	10,100	10,839
4.25%, 11/15/2040	2,200	2,848
6.25%, 08/15/2023	3,600	4,793
		$27,600
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$211,726
Total Investments		$318,413
Liabilities in Excess of Other Assets, Net - (0.95)%		$(2,988)
TOTAL NET ASSETS - 100.00%		$315,425

(a)	Variable Rate. Rate shown is in effect at December 31, 2014.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,492 or 7.45% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.23%
Government	8.75%
Exchange Traded Funds	3.17%
Asset Backed Securities	1.80%
Liabilities in Excess of Other Assets, Net	(0.95)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2014

COMMON STOCKS - 0.00%	Shares Held		Value(000	's)		Principal
					BONDS (continued)	Amount (000's)	Value (000's)
Computers - 0.00%
SONICblue Inc (a),(b)	500,000		$—		Beverages - 1.14%
					Anheuser-Busch InBev Worldwide Inc
					2.50%, 07/15/2022	$750	$729
Transportation - 0.00%					7.75%, 01/15/2019	1,000	1,211
Trailer Bridge Inc (a),(b)	1,186		—
					Innovation Ventures LLC / Innovation
					Ventures Finance Corp
TOTAL COMMON STOCKS			$—		9.50%, 08/15/2019(d)	1,250	1,247
INVESTMENT COMPANIES - 3.68%	Shares Held	Value	(000	's)			$3,187

Publicly Traded Investment Fund - 3.68%					Biotechnology - 1.34%
BlackRock Liquidity Funds FedFund Portfolio	10,264,532		10,265		Amgen Inc
					3.63%, 05/15/2022	500	515
TOTAL INVESTMENT COMPANIES			$10,265		3.88%, 11/15/2021	2,000	2,113
	Principal				Gilead Sciences Inc
BONDS- 62.72%	Amount (000's)		Value(000	's)	4.40%, 12/01/2021	1,000	1,102
Aerospace & Defense - 0.42%							$3,730
Boeing Co/The					Chemicals - 0.52%
8.75%, 08/15/2021	$850		$1,165		Airgas Inc
					1.65%, 02/15/2018	1,000	987
Airlines - 0.14%					Eagle Spinco Inc
Southwest Airlines Co 1994-A Pass Through					4.63%, 02/15/2021	500	474
Trust							$1,461
9.15%, 07/01/2016	368		377		Commercial Services - 0.89%
					ERAC USA Finance LLC
Automobile Floor Plan Asset Backed Securities - 3.05%					6.38%, 10/15/2017(d)	1,000	1,123
Ally Master Owner Trust					7.00%, 10/15/2037(d)	1,000	1,347
0.61%, 04/15/2018(c)	2,000		1,999				$2,470
CNH Wholesale Master Note Trust
0.76%, 08/15/2019(c),(d)	2,000		2,005		Computers - 0.61%
					Apple Inc
Ford Credit Floorplan MasterOwner Trust A
0.54%, 01/15/2018 (c)	1,000		1,000		2.40%, 05/03/2023	1,750	1,701
0.56%, 02/15/2019(c)	500		500
Nissan Master Owner Trust Receivables					Credit Card Asset Backed Securities - 0.48%
0.46%, 02/15/2018(c)	1,000		999		Cabela's Credit Card Master Note Trust
Volkswagen Credit Auto Master Trust					0.51%, 03/16/2020(c)	1,325	1,325
0.52%, 07/22/2019(c),(d)	2,000		2,001
			$8,504		Diversified Financial Services - 2.90%
Automobile Manufacturers - 0.37%					DVI Inc
American Honda Finance Corp					0.00%, 02/01/2004(a),(b),(e)	900	—
0.73%, 10/07/2016(c)	500		502		0.00%, 02/01/2004(a),(b),(e)	400	—
General Motors Co					Ford Motor Credit Co LLC
4.88%, 10/02/2023	500		535		3.98%, 06/15/2016	2,000	2,071
			$1,037		General Electric Capital Corp
					1.24%, 03/15/2023(c)	2,000	2,028
Banks- 7.88%					5.30%, 02/11/2021	500	571
Bank of America Corp					International Lease Finance Corp
5.42%, 03/15/2017	800		858		8.75%, 03/15/2017(c)	1,000	1,108
8.00%, 07/29/2049(c)	1,000		1,074		Jefferies Group LLC
8.13%, 12/29/2049(c)	1,000		1,079		6.25%, 01/15/2036	1,425	1,400
Citigroup Inc					8.50%, 07/15/2019	750	899
3.95%, 06/15/2016	2,000		2,076				$8,077
4.50%, 01/14/2022	1,000		1,093
Goldman Sachs Group Inc/The					Electric - 6.83%
3.63%, 02/07/2016	500		513		Exelon Generation Co LLC
5.38%, 03/15/2020	2,000		2,241		6.20%, 10/01/2017	1,000	1,111
ING Bank NV					GenOn Americas Generation LLC
5.00%, 06/09/2021(d)	1,000		1,131		8.50%, 10/01/2021	1,250	1,075
JP Morgan Chase & Co					GenOn Energy Inc
7.90%, 04/29/2049(c)	1,000		1,076		9.88%, 10/15/2020	750	739
Morgan Stanley					LG&E and KU Energy LLC
5.50%, 07/28/2021	1,000		1,135		4.38%, 10/01/2021	1,000	1,064
6.25%, 08/09/2026	850		1,025		Metropolitan Edison Co
PNC Financial Services Group Inc/The					3.50%, 03/15/2023(d)	1,000	995
6.75%, 07/29/2049(c)	2,000		2,195		NiSource Finance Corp
SunTrust Bank/Atlanta GA					5.25%, 09/15/2017	1,000	1,093
2.75%, 05/01/2023	1,000		976		Oncor Electric Delivery Co LLC
US Bancorp/MN					7.00%, 09/01/2022	2,000	2,533
1.65%, 05/15/2017	3,000		3,022		PacifiCorp
3.60%, 09/11/2024	250		254		5.25%, 06/15/2035	850	1,025
Wells Fargo & Co					6.25%, 10/15/2037	500	677
7.98%, 12/31/2049(c)	2,000		2,207		PPL Energy Supply LLC
			$21,955		5.70%, 10/15/2035	2,000	2,043

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Lodging - 0.74%
Solar Star Funding LLC			Boyd Gaming Corp
5.38%, 06/30/2035(d)	$1,500	$1,586	9.13%, 12/01/2018	$2,000	$2,050
Southwestern Electric Power Co
3.55%, 02/15/2022	1,000	1,026
5.38%, 04/15/2015	1,275	1,291	Media- 2.64%
			21st Century Fox America Inc
TransAlta Corp			6.40%, 12/15/2035	1,000	1,305
4.50%, 11/15/2022	1,750	1,759
Tucson Electric Power Co			8.00%, 10/17/2016	1,000	1,117
			Comcast Corp
3.85%, 03/15/2023	1,000	1,027	6.45%, 03/15/2037	2,000	2,661
		$19,044	Historic TW Inc
Electronics - 0.50%			9.15%, 02/01/2023	250	340
Corning Inc			Time Warner Cable Inc
4.75%, 03/15/2042	750	801	6.55%, 05/01/2037	1,500	1,931
6.63%, 05/15/2019	500	586			$7,354

		$1,387	Mining - 0.62%
Entertainment - 0.18%			Glencore Canada Corp
Greektown Holdings LLC/Greektown			6.00%, 10/15/2015	1,675	1,732
Mothership Corp
8.88%, 03/15/2019(d)	250	249
			Oil & Gas - 5.97%
Peninsula Gaming LLC / Peninsula Gaming			BG Energy Capital PLC
Corp			4.00%, 10/15/2021(d)	2,000	2,057
8.38%, 02/15/2018(d)	250	260
			BP Capital Markets PLC
		$509	3.25%, 05/06/2022	1,000	983
Environmental Control - 0.91%			4.75%, 03/10/2019	2,000	2,188
ADS Waste Holdings Inc			Linn Energy LLC / Linn Energy Finance
8.25%, 10/01/2020	1,500	1,500	Corp
Republic Services Inc			6.50%, 05/15/2019	1,000	855
3.55%, 06/01/2022	1,000	1,027	Nabors Industries Inc
		$2,527	5.00%, 09/15/2020	1,000	982
			Petro-Canada
Forest Products & Paper - 0.78%			9.25%, 10/15/2021	1,075	1,445
Plum Creek Timberlands LP			Phillips 66
4.70%, 03/15/2021	2,000	2,169	4.30%, 04/01/2022	1,000	1,056
			Rowan Cos Inc
Healthcare - Services - 1.18%			4.88%, 06/01/2022	750	730
HCA Inc			5.00%, 09/01/2017	2,000	2,084
7.50%, 11/06/2033	250	262	W&T Offshore Inc
HealthSouth Corp			8.50%, 06/15/2019	2,500	1,637
5.75%, 11/01/2024	500	520	Whiting Petroleum Corp
7.75%, 09/15/2022	740	784	5.75%, 03/15/2021	1,250	1,159
Roche Holdings Inc			XTO Energy Inc
0.60%, 09/30/2019(c),(d)	1,000	999	6.75%, 08/01/2037	1,000	1,467
Vantage Oncology LLC / Vantage Oncology					$16,643
Finance Co			Oil & Gas Services - 1.33%
9.50%, 06/15/2017(d)	750	728	Exterran Partners LP / EXLP Finance Corp
		$3,293	6.00%, 04/01/2021	2,000	1,740
Insurance - 2.56%			Weatherford International Ltd/Bermuda
Fidelity National Financial Inc			5.13%, 09/15/2020	2,000	1,965
6.60%, 05/15/2017	2,500	2,749			$3,705
First American Financial Corp			Other Asset Backed Securities - 1.40%
4.30%, 02/01/2023	2,000	2,003	Drug Royalty II LP 2
Prudential Financial Inc			3.48%, 07/15/2023(c),(d)	1,901	1,907
7.38%, 06/15/2019	1,000	1,202	PFS Financing Corp
8.88%, 06/15/2068(c)	1,000	1,168	0.66%, 04/17/2017(c),(d)	1,000	1,000
		$7,122	0.71%, 02/15/2018(c),(d)	1,000	1,000
Iron & Steel - 1.48%					$3,907
Allegheny Technologies Inc			Packaging & Containers - 0.37%
5.95%, 01/15/2021	2,000	2,049	Sealed Air Corp
ArcelorMittal			6.88%, 07/15/2033(d)	1,000	1,023
6.00%, 03/01/2021(c)	2,000	2,080
		$4,129
			Pharmaceuticals - 0.35%
Leisure Products & Services - 1.04%			AbbVie Inc
Carnival Corp			2.90%, 11/06/2022	1,000	985
7.20%, 10/01/2023	1,475	1,795
Royal Caribbean Cruises Ltd
7.25%, 03/15/2018	1,000	1,115	Pipelines - 2.58%
		$2,910	ANR Pipeline Co
			9.63%, 11/01/2021	1,000	1,371

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's)	Value (000's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)

	Pipelines (continued)			Pharmaceuticals - 0.40%
	Buckeye Partners LP			Omnicare Inc
	4.35%, 10/15/2024	$500	$490	3.25%, 12/15/2035	$433	$466
	El Paso Natural Gas Co LLC			3.50%, 02/15/2044	538	643
	7.50%, 11/15/2026	2,100	2,599			$1,109
	Express Pipeline LLC			TOTAL CONVERTIBLE BONDS		$3,579
	7.39%, 12/31/2019(d)	814	868	SENIOR FLOATING RATE INTERESTS -	Principal
	Southeast Supply Header LLC			0.64%	Amount (000's)	Value(000	's)
	4.25%, 06/15/2024(d)	750	760
	Southern Natural Gas Co LLC			Transportation - 0.64%
	8.00%, 03/01/2032	850	1,101	Trailer Bridge Inc, Term Loan
				10.00%, 04/02/2016(b),(c),(e)	$1,775	$1,775
			$7,189

REITS	- 8.62%			TOTAL SENIOR FLOATING RATE INTERESTS		$1,775
	Alexandria Real Estate Equities Inc			U.S. GOVERNMENT & GOVERNMENT	Principal
	4.60%, 04/01/2022	1,250	1,330	AGENCY OBLIGATIONS - 30.85%	Amount (000's)	Value(000	's)
	BioMed Realty LP			Federal Home Loan Mortgage Corporation (FHLMC) -
	4.25%, 07/15/2022	1,000	1,037	6.70%
	6.13%, 04/15/2020	1,000	1,139	3.00%, 10/01/2042	$1,794	$1,816
	CubeSmart LP			3.00%, 10/01/2042	878	888
	4.80%, 07/15/2022	1,750	1,922	3.00%, 11/01/2042	867	877
	Duke Realty LP			3.00%, 12/01/2042	394	399
	8.25%, 08/15/2019	2,000	2,467	3.50%, 10/01/2041	1,099	1,145
	HCP Inc			3.50%, 04/01/2042	1,474	1,536
	3.75%, 02/01/2019	1,000	1,050	3.50%, 04/01/2042	2,300	2,397
	6.00%, 03/01/2015	1,675	1,689	4.50%, 08/01/2033	388	422
	Health Care REIT Inc			4.50%, 05/01/2039	879	953
	6.13%, 04/15/2020	1,000	1,150	4.50%, 06/01/2039	493	544
	6.20%, 06/01/2016	1,675	1,791	4.50%, 07/01/2039	1,619	1,777
	Healthcare Realty Trust Inc			4.50%, 12/01/2040	816	885
	6.50%, 01/17/2017	2,000	2,184	4.50%, 10/01/2041	1,011	1,097
	Hospitality Properties Trust			5.00%, 08/01/2019	240	253
	4.65%, 03/15/2024	750	768	5.00%, 08/01/2035	1,097	1,201
	5.00%, 08/15/2022	750	790	5.00%, 11/01/2035	311	344
	Kimco Realty Corp			5.00%, 10/01/2038	804	875
	6.88%, 10/01/2019	2,000	2,370	5.50%, 11/01/2017	40	42
	Simon Property Group LP			5.50%, 01/01/2018	18	19
	10.35%, 04/01/2019	2,000	2,616	5.50%, 05/01/2031	49	55
	Ventas Realty LP / Ventas Capital Corp			5.50%, 06/01/2035	134	151
	3.25%, 08/15/2022	1,750	1,727	5.50%, 01/01/2036	278	312
			$24,030	5.50%, 04/01/2036	167	188
	Savings & Loans - 0.41%			6.00%, 03/01/2031	32	37
	First Niagara Financial Group Inc			6.00%, 05/01/2032	54	61
	7.25%, 12/15/2021	1,000	1,132	6.00%, 06/01/2038	267	304
				6.50%, 06/01/2029	19	23
				6.50%, 08/01/2029	22	25
	Telecommunications - 0.83%			7.00%, 01/01/2032	26	30
	Qwest Corp			9.00%, 01/01/2025	4	5
	6.75%, 12/01/2021	2,000	2,313			$18,661

				Federal National Mortgage Association (FNMA) - 15.33%
	Transportation - 0.91%			3.00%, 03/01/2042	1,540	1,561
	Navios Maritime Holdings Inc / Navios			3.00%, 03/01/2042	1,545	1,566
	Maritime Finance II US Inc			3.00%, 05/01/2042	825	836
	7.38%, 01/15/2022(d)	500	457	3.00%, 06/01/2042	1,556	1,577
	Trailer Bridge Inc			3.00%, 06/01/2042	775	786
	0.00%, 11/15/2015(a),(b)	2,000	—	3.00%, 08/01/2042	799	810
	15.50%, 03/31/2017(b),(c),(e)	2,229	2,076	3.50%, 12/01/2040	1,323	1,382
			$2,533	3.50%, 12/01/2041	490	512
	Trucking & Leasing - 0.75%			3.50%, 03/01/2042	786	821
	Penske Truck Leasing Co Lp / PTL Finance			3.50%, 04/01/2042	1,425	1,488
	Corp			3.50%, 02/01/2043	944	988
	3.75%, 05/11/2017(d)	2,000	2,090	3.50%, 06/01/2043	1,433	1,499
				4.00%, 03/01/2039	1,087	1,162
	TOTAL BONDS		$174,765	4.00%, 08/01/2040	919	982
				4.00%, 09/01/2040	1,985	2,132
		Principal		4.00%, 11/01/2040	994	1,063
	CONVERTIBLE BONDS - 1.29%	Amount (000's) Value (000's)		4.00%, 10/01/2041	895	956
	Automobile Parts & Equipment - 0.89%			4.00%, 10/01/2041	1,151	1,230
	Meritor Inc			4.00%, 11/01/2041	1,381	1,476
	7.88%, 03/01/2026	1,500	2,470	4.00%, 04/01/2042	733	784
				4.00%, 11/01/2043	2,272	2,448
				4.00%, 11/01/2043	918	985
				4.00%, 01/01/2044	2,052	2,202

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Sector	Percent
			Financial	22.37%
Federal National Mortgage Association (FNMA) (continued)			Mortgage Securities	22.08%
4.00%, 02/01/2044	$2,741	$2,946
4.50%, 06/01/2039	414	450	Energy	9.88%
			Government	8.77%
4.50%, 08/01/2039	442	485	Utilities	6.83%
4.50%, 05/01/2040	1,404	1,533
4.50%, 10/01/2040	1,574	1,718	Consumer, Non-cyclical	5.30%
			Asset Backed Securities	4.93%
4.50%, 12/01/2040	877	960	Industrial	4.50%
4.50%, 05/01/2044	946	1,032
5.00%, 01/01/2018	65	69	Exchange Traded Funds	3.68%
			Communications	3.47%
5.00%, 08/01/2035	518	574	Basic Materials	3.40%
5.00%, 04/01/2039	304	340
5.00%, 12/01/2039	353	390	Consumer, Cyclical	3.36%
			Technology	0.61%
5.00%, 04/01/2040	890	992	Other Assets in Excess of Liabilities, Net	0.82%
5.00%, 06/01/2040	748	836
5.50%, 03/01/2033	74	83	TOTAL NET ASSETS	100.00%
5.50%, 06/01/2033	243	274
5.50%, 02/01/2035	498	562
6.00%, 04/01/2032	59	67
6.50%, 05/01/2031	6	6
6.50%, 04/01/2032	87	99
6.50%, 05/01/2032	37	44
7.00%, 01/01/2030	2	2
		$42,708
Government National Mortgage Association (GNMA) -
0.05%
6.00%, 05/20/2032(c)	56	64
7.00%, 06/20/2031	56	68
9.00%, 02/15/2025	3	3
		$135

U.S. Treasury - 8.77%
1.38%, 11/30/2018	1,000	998
1.63%, 11/15/2022	2,000	1,940
1.75%, 05/15/2022	2,000	1,966
2.00%, 11/15/2021	2,000	2,007
2.38%, 05/31/2018	1,000	1,037
2.63%, 11/15/2020	2,000	2,088
2.75%, 02/15/2019	1,000	1,052
2.75%, 02/15/2024	1,000	1,052
3.00%, 11/15/2044	1,000	1,051
3.13%, 05/15/2019	2,000	2,132
3.13%, 05/15/2021	1,000	1,073
3.13%, 08/15/2044	1,000	1,077
3.63%, 02/15/2020	2,000	2,193
3.63%, 02/15/2044	1,000	1,177
3.75%, 08/15/2041	1,000	1,205
3.75%, 11/15/2043	2,000	2,404
		$24,452
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$85,956
Total Investments		$276,340
Other Assets in Excess of Liabilities, Net - 0.82%		$2,293
TOTAL NET ASSETS - 100.00%		$278,633

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,851 or 1.38% of net assets.
(c)	Variable Rate. Rate shown is in effect at December 31, 2014.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,833 or 8.91% of net assets.
(e) Security is Illiquid

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
December 31, 2014

COMMON STOCKS - 94.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.23%			Electric (continued)
Multiplus SA	19,400	$234	China Resources Power Holdings Co Ltd	154,000	$393
			Huadian Fuxin Energy Corp Ltd	1,152,000	539
			Huadian Power International Corp Ltd	1,241,119	1,077
Agriculture - 0.88%			Huaneng Power International Inc	312,000	421
KT&G Corp	13,034	905	Korea Electric Power Corp	34,076	1,313
			Tenaga Nasional BHD	283,600	1,117
Apparel - 0.12%					$4,878
Feng TAY Enterprise Co Ltd	41,600	126	Electronics - 1.77%
			Hon Hai Precision Industry Co Ltd	464,354	1,282
Automobile Manufacturers - 3.84%			Hu Lane Associate Inc	94,000	324
Hyundai Motor Co	5,644	862	Merry Electronics Co Ltd	63,375	221
Kia Motors Corp	17,030	809			$1,827
Maruti Suzuki India Ltd (a)	13,960	751
Tata Motors Ltd ADR	36,397	1,539	Engineering & Construction - 2.62%
		$3,961	China Railway Construction Corp Ltd	370,500	470
			China Railway Group Ltd	539,000	441
Automobile Parts & Equipment - 0.47%			Grupo Aeroportuario del Sureste SAB de CV	51,258	678
Apollo Tyres Ltd	137,044	483	(b)
			Promotora y Operadora de Infraestructura	52,308	629
			SAB de CV (b)
Banks - 18.14%			Voltas Ltd	125,600	479
Abu Dhabi Commercial Bank PJSC	245,992	463
Agricultural Bank of China Ltd	1,896,000	954			$2,697
Axis Bank Ltd (a)	184,975	1,490	Environmental Control - 0.47%
Banco de Chile	5,134,658	595	Coway Co Ltd	6,371	486
Bangkok Bank PCL	174,900	1,039
Bank Negara Indonesia Persero Tbk PT	909,800	446
Bank of China Ltd	4,318,800	2,424	Food - 4.27%
Barclays Africa Group Ltd	36,100	564	BRF SA	27,100	647
			GFPT PCL (a)	442,500	237
BDO Unibank Inc	160,700	393
China Construction Bank Corp	1,443,902	1,179	Gruma SAB de CV	81,000	864
China Merchants Bank Co Ltd	348,000	869	Indofood Sukses Makmur Tbk PT	904,100	493
Credicorp Ltd	4,365	699	JBS SA	165,225	696
			Thai Union Frozen Products PCL (a)	183,600	502
FirstRand Ltd	330,736	1,438

Grupo Financiero Inbursa SAB de CV	225,100	581	Universal Robina Corp	132,750	579
ICICI Bank Ltd ADR	128,965	1,490	X5 Retail Group NV (b)	31,779	385
Industrial & Commercial Bank of China Ltd	1,594,000	1,164			$4,403
Industrial Bank of Korea	57,120	731	Gas - 0.32%
Malayan Banking Bhd	283,100	741	Petronas Gas Bhd	51,300	326
Qatar National Bank SAQ	10,732	623
Turkiye Is Bankasi	284,932	819
		$18,702	Home Furnishings - 0.62%
			Steinhoff International Holdings Ltd	125,840	644
Chemicals - 0.80%
LG Hausys Ltd	1,872	275
UPL Ltd	100,550	550	Insurance - 5.09%
		$825	BB Seguridade Participacoes SA	75,000	907
			Cathay Financial Holding Co Ltd	468,007	692
Coal - 0.63%			PICC Property & Casualty Co Ltd	294,300	568
China Shenhua Energy Co Ltd	221,500	654	Ping An Insurance Group Co of China Ltd	58,000	587
			Powszechny Zaklad Ubezpieczen SA	8,864	1,210
			Sanlam Ltd	213,184	1,283
Commercial Services - 2.23%					$5,247
Cielo SA	42,600	668
Kroton Educacional SA	157,711	920	Internet - 3.65%
Shenzhen International Holdings Ltd	279,500	407	Alibaba Group Holding Ltd ADR(b)	8,358	869
TAL Education Group ADR(b)	10,717	301	Tencent Holdings Ltd	165,900	2,400
		$2,296	Vipshop Holdings Ltd ADR(b)	25,043	489

Computers - 1.07%					$3,758
Lenovo Group Ltd	292,000	381	Iron & Steel - 0.78%
Wipro Ltd	83,156	723	POSCO	3,204	807
		$1,104

Cosmetics & Personal Care - 0.66%			Media - 1.60%
Amorepacific Corp	339	684	Naspers Ltd	12,742	1,648

Diversified Financial Services - 4.15%			Metal Fabrication & Hardware - 1.15%
Fubon Financial Holding Co Ltd	653,000	1,039	Bharat Forge Ltd	35,386	526
Hana Financial Group Inc	21,240	615	Hyosung Corp	10,580	657
Mega Financial Holding Co Ltd	1,524,484	1,176			$1,183
Shinhan Financial Group Co Ltd	35,990	1,447
		$4,277	Mining - 1.81%
			Anglo American PLC	17,636	326
Electric - 4.73%			Grupo Mexico SAB de CV	167,800	487
CGN Power Co Ltd (b),(c)	41,000	18	KGHM Polska Miedz SA	13,900	424

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES - 0.95%	Shares Held		Value(000	's)

Mining (continued)			Publicly Traded Investment Fund - 0.95%
MMC Norilsk Nickel OJSC ADR	44,203	$632	BlackRock Liquidity Funds FedFund Portfolio	978,925			$979
		$1,869
			TOTAL INVESTMENT COMPANIES				$979

Miscellaneous Manufacturing - 0.73%			PREFERRED STOCKS - 4.43%	Shares Held	Value	(000	's)
Largan Precision Co Ltd	10,000	749	Banks - 2.89%
			Banco Bradesco SA	80,400			1,060
Oil & Gas - 4.16%			Itau Unibanco Holding SA	147,335			1,918
China Petroleum & Chemical Corp	540,400	438
Hindustan Petroleum Corp Ltd	72,766	627					$2,978
Lukoil OAO ADR	24,593	973	Electric - 0.21%
PetroChina Co Ltd	874,000	970	Cia Energetica de Sao Paulo	21,089			213
Petroleo Brasileiro SA ADR	29,525	216
PTT Exploration & Production PCL (a)	82,700	280
Sasol Ltd	13,551	506	Food - 0.42%
Tatneft OAO ADR	11,603	284	Cia Brasileira de Distribuicao	11,700			434
		$4,294

Pharmaceuticals - 1.70%			Media - 0.04%
Aurobindo Pharma Ltd	42,265	759	Zee Entertainment Enterprises Ltd	3,223,416			44
Lupin Ltd (a)	27,610	654
Sinopharm Group Co Ltd	97,200	342	Oil & Gas - 0.55%
		$1,755	Petroleo Brasileiro SA	60,300			227
			Surgutneftegas OAO	716,100			341
Real Estate - 1.66%
China Vanke Co Ltd (b)	298,600	662					$568
Emlak Konut Gayrimenkul Yatirim Ortakligi	446,117	528	Telecommunications - 0.32%
AS			Telefonica Brasil SA	18,700			330
Shimao Property Holdings Ltd	235,000	520
		$1,710	TOTAL PREFERRED STOCKS				$4,567

REITS - 1.29%			Total Investments				$102,964
Fibra Uno Administracion SA de CV	236,000	696	Other Assets in Excess of Liabilities, Net - 0.12%				$127
Mexico Real Estate Management SA de CV (b)	368,500	631	TOTAL NET ASSETS - 100.00%				$103,091
		$1,327

Retail - 0.63%			(a)			Fair value of these investments is determined in good faith by the Manager
ANTA Sports Products Ltd	367,000	645	under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
			$3,914 or 3.80% of net assets.
Semiconductors - 11.55%			(b) Non-Income Producing Security
Advanced Semiconductor Engineering Inc	467,000	555	(c)			Security exempt from registration under Rule 144A of the Securities Act of
Everlight Electronics Co Ltd	268,000	604	1933. These securities may be resold in transactions exempt from
Inotera Memories Inc (b)	357,000	560
			registration, normally to qualified institutional buyers. At the end of the
Realtek Semiconductor Corp	98,000	326	period, the value of these securities totaled $18 or 0.02% of net assets.
Samsung Electronics Co Ltd	3,255	3,913
SK Hynix Inc	40,350	1,724
Taiwan Semiconductor Manufacturing Co Ltd	848,164	3,737
Vanguard International Semiconductor Corp	300,000	491	Portfolio Summary (unaudited)
		$11,910	Country				Percent
			China				19.33%
Software - 1.70%			Korea, Republic Of				15.64%
HCL Technologies Ltd	35,812	904
Tech Mahindra Ltd	20,598	845	India				11.98%
			Taiwan, Province Of China				11.52%
		$1,749	Brazil				8.22%
Telecommunications - 8.57%			South Africa				6.87%
America Movil SAB de CV ADR	33,798	749	Mexico				5.16%
Bharti Infratel Ltd	90,635	483	Hong Kong				3.53%
BYD Electronic International Co Ltd	234,000	225	Malaysia				3.44%
China Mobile Ltd	197,459	2,313	Russian Federation				2.53%
China Telecom Corp Ltd	1,374,000	797	Thailand				2.00%
DiGi.Com Bhd	326,000	574	Poland				1.58%
Hellenic Telecommunications Organization	32,237	352	Indonesia				1.55%
SA (b)			United States				1.32%
MTN Group Ltd	52,761	1,004	Turkey				1.30%
SK Telecom Co Ltd	3,676	899	Philippines				0.94%
Telekom Malaysia Bhd	398,200	782	Peru				0.68%
Telekomunikasi Indonesia Persero Tbk PT	2,869,000	659	Qatar				0.60%
		$8,837	Chile				0.58%
			United Arab Emirates				0.45%
Transportation - 0.41%			Greece				0.34%
Sinotrans Ltd	633,000	418	United Kingdom				0.32%
			Other Assets in Excess of Liabilities, Net				0.12%
TOTAL COMMON STOCKS		$97,418	TOTAL NET ASSETS				100.00%

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS - 95.97%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.11%			Beverages - 2.04%
Alliance Data Systems Corp (a)	227	$65	Brown-Forman Corp	585	$51
Interpublic Group of Cos Inc/The	1,434	30	Coca-Cola Co/The	15,397	650
Omnicom Group Inc	933	72	Coca-Cola Enterprises Inc	600	27
		$167	Constellation Brands Inc (a)	604	59
			Dr Pepper Snapple Group Inc	1,991	143
Aerospace & Defense - 2.33%			Keurig Green Mountain Inc	629	83
Boeing Co/The	5,192	675	Monster Beverage Corp (a)	810	88
General Dynamics Corp	777	107	PepsiCo Inc	19,954	1,887
L-3 Communications Holdings Inc	305	38			$2,988
Lockheed Martin Corp	639	123
Northrop Grumman Corp	528	78	Biotechnology - 3.43%
Orbital Sciences Corp (a)	22,040	593	Alexion Pharmaceuticals Inc (a)	1,191	220
Raytheon Co	11,492	1,243	Amgen Inc	14,238	2,268
Rockwell Collins Inc	484	41	Biogen Idec Inc (a)	2,500	849
United Technologies Corp	4,408	507	Celgene Corp (a)	2,779	311
		$3,405	Gilead Sciences Inc (a)	7,658	722
			Incyte Corp (a)	400	29
Agriculture - 0.85%			Regeneron Pharmaceuticals Inc (a)	1,226	503
Altria Group Inc	6,038	297	United Therapeutics Corp (a)	200	26
Archer-Daniels-Midland Co	3,269	170	Vertex Pharmaceuticals Inc (a)	800	95
Lorillard Inc	926	58			$5,023
Philip Morris International Inc	7,903	644
Reynolds American Inc	1,104	71	Building Materials - 0.75%
		$1,240	Eagle Materials Inc	10,850	825
			Martin Marietta Materials Inc	1,218	134
Airlines - 0.49%			Vulcan Materials Co	2,146	141
American Airlines Group Inc	3,500	188			$1,100
Delta Air Lines Inc	6,434	316
Southwest Airlines Co	1,653	70	Chemicals - 2.08%
United Continental Holdings Inc (a)	2,210	148	Air Products & Chemicals Inc	436	63
		$722	Airgas Inc	1,238	142
			Ashland Inc	900	108
Apparel - 0.46%			Celanese Corp	1,700	102
Hanesbrands Inc	500	56	CF Industries Holdings Inc	189	52
Michael Kors Holdings Ltd (a)	1,348	101	Dow Chemical Co/The	3,340	152
Nike Inc	3,550	341	Eastman Chemical Co	530	40
Ralph Lauren Corp	213	39	Ecolab Inc	9,216	963
Under Armour Inc (a)	1,174	80	EI du Pont de Nemours & Co	1,936	143
VF Corp	841	63	International Flavors & Fragrances Inc	281	28
		$680	LyondellBasell Industries NV	1,530	122
Automobile Manufacturers - 0.21%			Monsanto Co	2,424	289
Ford Motor Co	9,512	147	Mosaic Co/The	1,173	54
General Motors Co	2,712	95	Potash Corp of Saskatchewan Inc	800	28
PACCAR Inc	856	58	PPG Industries Inc	561	129
		$300	Praxair Inc	1,706	222
			RPM International Inc	1,500	76
Automobile Parts & Equipment - 1.39%			Sherwin-Williams Co/The	1,048	276
BorgWarner Inc	811	45	Sigma-Aldrich Corp	412	57
Delphi Automotive PLC	3,208	233			$3,046
Goodyear Tire & Rubber Co/The	986	28
Johnson Controls Inc	35,883	1,735	Coal - 0.02%
		$2,041	Consol Energy Inc	700	24

Banks - 7.85%
Bank of America Corp	49,085	878	Commercial Services - 1.07%
Bank of New York Mellon Corp/The	5,295	215	ADT Corp/The	689	25
BB&T Corp	1,510	59	Automatic Data Processing Inc	7,830	653
Capital One Financial Corp	1,396	115	Cintas Corp	347	27
Citigroup Inc	51,103	2,765	Equifax Inc	1,000	81
Comerica Inc	642	30	H&R Block Inc	996	34
Fifth Third Bancorp	2,962	60	MasterCard Inc	5,379	463
Goldman Sachs Group Inc/The	1,317	255	McGraw Hill Financial Inc	972	87
JP Morgan Chase & Co	42,721	2,673	Moody's Corp	660	63
			Quanta Services Inc (a)	743	21
KeyCorp	3,087	43
M&T Bank Corp	1,000	126	Robert Half International Inc	488	28
Morgan Stanley	9,833	382	Total System Services Inc	586	20
			United Rentals Inc (a)	337	34
Northern Trust Corp	2,688	181
PNC Financial Services Group Inc/The	1,376	126	Western Union Co/The	1,901	34
Regions Financial Corp	5,132	54			$1,570
State Street Corp	4,797	377	Computers - 4.50%
SunTrust Banks Inc	1,895	79	Accenture PLC - Class A	2,909	260
US Bancorp/MN	3,805	171	Apple Inc	40,798	4,503
Wells Fargo & Co	52,562	2,881	Cognizant Technology Solutions Corp (a)	2,864	150
Zions Bancorporation	720	21	EMC Corp/MA	6,400	190
		$11,491	Hewlett-Packard Co	4,397	176

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
International Business Machines Corp	3,938	$632	Hubbell Inc	900	$96
NetApp Inc	1,173	49			$411
SanDisk Corp	1,502	148
Seagate Technology PLC	2,688	179	Electronics - 2.68%
Teradata Corp (a)	550	24	Agilent Technologies Inc	3,612	148
Western Digital Corp	2,429	269	Amphenol Corp	1,500	81
		$6,580	Corning Inc	3,036	70
			Garmin Ltd	423	22
Consumer Products - 0.12%			Honeywell International Inc	14,877	1,487
Avery Dennison Corp	333	17	Keysight Technologies Inc (a)	1,200	40
Clorox Co/The	461	48	PerkinElmer Inc	393	17
Kimberly-Clark Corp	929	108	Sensata Technologies Holding NV (a)	2,900	152
		$173	TE Connectivity Ltd	864	55
			Thermo Fisher Scientific Inc	8,534	1,069
Cosmetics & Personal Care - 1.48%			Trimble Navigation Ltd (a)	1,100	29
Avon Products Inc	7,357	69	Tyco International PLC	17,150	752
Colgate-Palmolive Co	2,416	167			$3,922
Estee Lauder Cos Inc/The	900	68
Procter & Gamble Co/The	20,366	1,856	Engineering & Construction - 0.22%
		$2,160	Fluor Corp	562	34
			Granite Construction Inc	7,050	268
Distribution & Wholesale - 0.05%			Jacobs Engineering Group Inc (a)	452	20
Fossil Group Inc (a)	169	19
Genuine Parts Co	555	59			$322
		$78	Environmental Control - 0.02%
			Republic Services Inc	905	36
Diversified Financial Services - 2.62%
Affiliated Managers Group Inc (a)	199	42
American Express Co	10,719	997	Food - 1.88%
Ameriprise Financial Inc	1,365	181	Campbell Soup Co	635	28
BlackRock Inc	663	237	ConAgra Foods Inc	5,614	204
Charles Schwab Corp/The	22,582	682	Danone SA ADR	48,216	628
CME Group Inc/IL	1,558	138	General Mills Inc	1,513	81
Discover Financial Services	3,758	246	Hormel Foods Corp	463	24
E*Trade Financial Corp (a)	2,700	65	Kellogg Co	3,008	196
FNF Group	1,500	52	Kraft Foods Group Inc	1,856	117
Intercontinental Exchange Inc	530	116	Kroger Co/The	1,229	79
Invesco Ltd	1,572	62	McCormick & Co Inc/MD	462	34
LPL Financial Holdings Inc	1,000	45	Mondelez International Inc	9,833	357
Och-Ziff Capital Management Group LLC	2,600	30	Nestle SA ADR	10,140	740
TD Ameritrade Holding Corp	1,700	61	Safeway Inc	825	29
Visa Inc	3,356	880	Sysco Corp	2,800	111
		$3,834	Tyson Foods Inc	935	37
			Whole Foods Market Inc	1,800	91
Electric - 1.87%					$2,756
AES Corp/VA	11,241	155
American Electric Power Co Inc	3,924	238	Forest Products & Paper - 0.10%
CMS Energy Corp	3,816	133	International Paper Co	2,635	141
Consolidated Edison Inc	1,059	70
Dominion Resources Inc/VA	1,222	94	Gas - 0.76%
DTE Energy Co	640	55	AGL Resources Inc	409	22
Duke Energy Corp	1,485	124	CenterPoint Energy Inc	1,540	36
Edison International	1,178	77	NiSource Inc	4,997	212
Entergy Corp	1,245	108	Sempra Energy	7,581	844
Exelon Corp	15,454	573			$1,114
FirstEnergy Corp	5,993	233
Integrys Energy Group Inc	281	22	Hand & Machine Tools - 0.09%
NextEra Energy Inc	1,071	114	Snap-on Inc	200	28
Northeast Utilities	940	50	Stanley Black & Decker Inc	1,055	101
NRG Energy Inc	4,100	111			$129
Pepco Holdings Inc	887	24
PG&E Corp	3,396	181	Healthcare - Products - 0.91%
Pinnacle West Capital Corp	378	26	Baxter International Inc	1,144	84
PPL Corp	1,666	61	Becton Dickinson and Co	1,406	196
			Boston Scientific Corp (a)	4,708	62
Public Service Enterprise Group Inc	1,830	76
SCANA Corp	483	29	Covidien PLC	2,548	261
Southern Co/The	1,892	93	CR Bard Inc	272	45
			Edwards Lifesciences Corp (a)	387	49
TECO Energy Inc	827	17	Intuitive Surgical Inc (a)	140	74
Xcel Energy Inc	1,801	65
		$2,729	Medtronic Inc	3,812	275
			St Jude Medical Inc	1,405	91
Electrical Components & Equipment - 0.28%			Stryker Corp	2,115	200
AMETEK Inc	885	47			$1,337
Emerson Electric Co	2,674	165
Energizer Holdings Inc	800	103	Healthcare - Services - 1.64%
			Aetna Inc	2,298	204

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Services (continued)			Lodging (continued)
Anthem Inc	1,742	$219	Marriott International Inc/DE	773	$60
Cigna Corp	665	68	MGM Resorts International (a)	1,600	34
DaVita HealthCare Partners Inc (a)	1,405	107	Starwood Hotels & Resorts Worldwide Inc	10,050	815
Humana Inc	1,445	207	Wyndham Worldwide Corp	448	39
Laboratory Corp of America Holdings (a)	308	33	Wynn Resorts Ltd	500	74
Quest Diagnostics Inc	508	34			$1,064
UnitedHealth Group Inc	14,543	1,471
Universal Health Services Inc	521	58	Machinery - Construction & Mining - 0.14%
		$2,401	Caterpillar Inc	2,072	190
			Joy Global Inc	366	17
Home Builders - 0.06%					$207
Lennar Corp	1,300	58
Pulte Group Inc	1,238	27	Machinery - Diversified - 0.77%
		$85	Cummins Inc	413	59
			Deere & Co	757	67
Home Furnishings - 0.07%			Flowserve Corp	2,998	180
Harman International Industries Inc	232	25	Rockwell Automation Inc	6,361	708
Leggett & Platt Inc	502	21	Roper Industries Inc	725	113
Whirlpool Corp	282	55			$1,127

		$101	Media - 3.63%
Housewares - 0.03%			Cablevision Systems Corp	749	16
Newell Rubbermaid Inc	989	38	CBS Corp	1,024	57
			Comcast Corp - Class A	10,920	633
			DIRECTV (a)	2,749	238
Insurance - 4.28%			Discovery Communications Inc - C Shares (a)	2,800	94
ACE Ltd	828	95	Gannett Co Inc	784	25
Aflac Inc	1,121	69	News Corp (a)	6,984	110
Allstate Corp/The	1,099	77	Nielsen NV	1,102	49
American International Group Inc	3,505	196
Aon PLC	615	58	Scripps Networks Interactive Inc	377	28
Assurant Inc	251	17	Time Warner Cable Inc	1,590	242
Berkshire Hathaway Inc - Class A (a)	6	1,356	Time Warner Inc	2,154	184
Berkshire Hathaway Inc - Class B (a)	5,864	880	Twenty-First Century Fox Inc - A Shares	12,074	464
Chubb Corp/The	612	63	Twenty-First Century Fox Inc - B Shares	32,920	1,214
Cincinnati Financial Corp	518	27	Viacom Inc	2,954	223
CNA Financial Corp	1,000	39	Walt Disney Co/The	18,360	1,729
Genworth Financial Inc (a)	900	8			$5,306
Lincoln National Corp	953	55	Metal Fabrication & Hardware - 0.16%
Loews Corp	1,682	71	Precision Castparts Corp	946	228
Marsh & McLennan Cos Inc	4,754	273
MetLife Inc	42,223	2,284
Progressive Corp/The	7,480	201	Mining - 0.26%
Prudential Financial Inc	973	88	Alcoa Inc	7,634	121
Torchmark Corp	468	25	Franco-Nevada Corp	500	25
Travelers Cos Inc/The	866	92	Freeport-McMoRan Inc	10,216	238
Unum Group	899	31			$384
XL Group PLC	7,674	264	Miscellaneous Manufacturing - 2.27%
		$6,269	3M Co	3,077	505
Internet - 5.24%			Danaher Corp	5,044	433
Amazon.com Inc (a)	1,885	585	Dover Corp	614	44
eBay Inc (a)	3,397	191	Eaton Corp PLC	1,005	68
Expedia Inc	369	31	General Electric Co	72,372	1,829
Facebook Inc (a)	26,437	2,063	Illinois Tool Works Inc	864	82
Google Inc - A Shares (a)	3,330	1,767	Ingersoll-Rand PLC	500	32
Google Inc - C Shares (a)	3,322	1,749	Pall Corp	300	30
LinkedIn Corp (a)	100	23	Parker-Hannifin Corp	539	70
Netflix Inc (a)	400	137	Pentair PLC	698	46
Priceline Group Inc/The (a)	321	366	Textron Inc	4,320	182
Splunk Inc (a)	9,180	541			$3,321
VeriSign Inc (a)	1,899	108	Office & Business Equipment - 0.01%
Yahoo! Inc (a)	1,963	99	Pitney Bowes Inc	695	17
		$7,660

Iron & Steel - 0.27%			Oil & Gas - 5.31%
Nucor Corp	8,113	398	Anadarko Petroleum Corp	2,938	243
			Apache Corp	3,658	229
			California Resources Corp (a)	7,274	41
Leisure Products & Services - 0.63%
Carnival Corp	3,799	172	Canadian Natural Resources Ltd	2,300	71
Harley-Davidson Inc	10,735	707	Chesapeake Energy Corp	3,361	65
Royal Caribbean Cruises Ltd	592	49	Chevron Corp	6,840	767
		$928	Cimarex Energy Co	716	76
			Concho Resources Inc (a)	210	21
Lodging - 0.73%			ConocoPhillips	3,740	258
Hilton Worldwide Holdings Inc (a)	1,600	42	Continental Resources Inc/OK (a)	350	13

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas (continued)			REITS (continued)
Denbury Resources Inc	1,261	$10	AvalonBay Communities Inc	1,249	$204
Devon Energy Corp	1,365	84	Boston Properties Inc	556	72
Diamond Offshore Drilling Inc	238	9	Crown Castle International Corp	1,900	149
Ensco PLC	830	25	Equity Residential	798	57
EOG Resources Inc	2,298	212	Essex Property Trust Inc	225	46
EQT Corp	800	61	Federal Realty Investment Trust	500	67
Exxon Mobil Corp	31,813	2,940	General Growth Properties Inc	1,200	34
Helmerich & Payne Inc	388	26	HCP Inc	1,653	73
Hess Corp	9,527	703	Health Care REIT Inc	773	58
Marathon Petroleum Corp	1,414	127	Host Hotels & Resorts Inc	2,736	65
Murphy Oil Corp	605	31	Iron Mountain Inc	2,213	85
Nabors Industries Ltd	942	12	Kimco Realty Corp	1,411	35
Newfield Exploration Co (a)	496	14	Prologis Inc	1,770	76
Noble Corp PLC	911	15	Public Storage	555	103
Occidental Petroleum Corp	14,327	1,155	Simon Property Group Inc	2,001	365
Phillips 66	2,950	212	SL Green Realty Corp	200	24
Pioneer Natural Resources Co	500	74	Ventas Inc	1,064	76
QEP Resources Inc	593	12	Vornado Realty Trust	1,829	215
Range Resources Corp	920	49	Weyerhaeuser Co	3,570	128
Royal Dutch Shell PLC ADR	800	54			$2,770
Southwestern Energy Co (a)	1,265	35
Tesoro Corp	470	35	Retail - 7.52%
Valero Energy Corp	1,259	62	Advance Auto Parts Inc	5,280	841
WPX Energy Inc (a)	2,866	33	AutoNation Inc (a)	222	13
			AutoZone Inc (a)	271	168
		$7,774	Bed Bath & Beyond Inc (a)	664	51
Oil & Gas Services - 1.42%			Best Buy Co Inc	940	37
Baker Hughes Inc	1,033	58	CarMax Inc (a)	2,900	193
Cameron International Corp (a)	10,094	504	Chipotle Mexican Grill Inc (a)	232	159
FMC Technologies Inc (a)	3,944	185	Coach Inc	967	36
Halliburton Co	15,455	607	Costco Wholesale Corp	2,408	342
National Oilwell Varco Inc	1,927	126	CVS Health Corp	31,254	3,010
Schlumberger Ltd	6,934	593	Dollar General Corp (a)	2,065	146
		$2,073	Dollar Tree Inc (a)	1,117	78
			GameStop Corp	402	14
Packaging & Containers - 0.09%			Gap Inc/The	912	38
Ball Corp	1,298	89	Home Depot Inc/The	5,510	578
Owens-Illinois Inc (a)	567	15
			Kohl's Corp	2,093	127
Sealed Air Corp	759	32	L Brands Inc	2,470	213
		$136	Lowe's Cos Inc	4,933	339
Pharmaceuticals - 7.43%			Macy's Inc	2,209	145
Abbott Laboratories	6,925	312	McDonald's Corp	2,876	270
AbbVie Inc	8,815	577	Nordstrom Inc	517	41
Actavis PLC (a)	1,407	362	O'Reilly Automotive Inc (a)	384	74
Allergan Inc/United States	1,819	387	PetSmart Inc	358	29
AmerisourceBergen Corp	763	69	Rite Aid Corp (a)	9,400	71
Bristol-Myers Squibb Co	13,673	807	Ross Stores Inc	2,177	205
Cardinal Health Inc	1,149	92	Staples Inc	2,352	43
Eli Lilly & Co	5,661	391	Starbucks Corp	3,851	316
Express Scripts Holding Co (a)	1,852	157	Target Corp	9,213	700
Johnson & Johnson	25,999	2,719	TJX Cos Inc/The	23,354	1,602
Mallinckrodt PLC (a)	300	30	Tractor Supply Co	588	46
McKesson Corp	1,289	267	Walgreens Boots Alliance Inc	3,757	287
Mead Johnson Nutrition Co	712	72	Wal-Mart Stores Inc	7,658	657
Merck & Co Inc	44,944	2,552	Yum! Brands Inc	1,778	130
Mylan Inc/PA (a)	1,359	77			$10,999
Perrigo Co PLC	240	40	Savings & Loans - 0.01%
Pfizer Inc	47,593	1,482	People's United Financial Inc	1,112	17
Roche Holding AG ADR	11,100	377
Zoetis Inc	2,200	95
		$10,865	Semiconductors - 2.24%
			Altera Corp	3,000	111
Pipelines - 0.22%			Applied Materials Inc	14,077	351
Kinder Morgan Inc/DE	3,592	152	ASML Holding NV - NY Reg Shares	9,217	994
Spectra Energy Corp	2,700	98	Atmel Corp (a)	4,100	34
Williams Cos Inc/The	1,628	73	Broadcom Corp	3,300	143
		$323	Intel Corp	12,125	440
Real Estate - 0.02%			Lam Research Corp	2,500	198
CBRE Group Inc (a)	989	34	Micron Technology Inc (a)	2,425	85
			Qualcomm Inc	10,145	754
			Texas Instruments Inc	2,268	121
REITS - 1.89%			Xilinx Inc	940	41
American Tower Corp	8,269	818			$3,272
Apartment Investment & Management Co	531	20

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held		Value(000	's)	Portfolio Summary (unaudited)
					Sector	Percent
Software - 5.54%
Adobe Systems Inc (a)	973		$71		Consumer, Non-cyclical	20.89%
Akamai Technologies Inc (a)	646		41		Financial	16.67%
Autodesk Inc (a)	1,000		60		Technology	12.25%
CA Inc	1,128		34		Consumer, Cyclical	11.74%
Citrix Systems Inc (a)	6,646		424		Industrial	11.08%
Dun & Bradstreet Corp/The	129		16		Communications	11.04%
Electronic Arts Inc (a)	1,101		52		Energy	6.97%
Fidelity National Information Services Inc	1,500		93		Exchange Traded Funds	4.16%
Fiserv Inc (a)	920		65		Basic Materials	2.71%
					Utilities	2.62%
Intuit Inc	730		67		Liabilities in Excess of Other Assets, Net	(0.13)%
Microsoft Corp	84,633		3,932
Oracle Corp	27,013		1,214		TOTAL NET ASSETS	100.00%
Paychex Inc	1,171		54
Rackspace Hosting Inc (a)	200		9
Red Hat Inc (a)	16,100		1,113
Salesforce.com Inc (a)	3,841		228
VMware Inc (a)	7,620		629
			$8,102

Telecommunications - 2.07%
AT&T Inc	19,384		651
CenturyLink Inc	2,025		80
Cisco Systems Inc	24,461		680
Frontier Communications Corp	3,591		24
Harris Corp	368		26
Juniper Networks Inc	1,415		32
Level 3 Communications Inc (a)	987		49
Motorola Solutions Inc	1,100		74
T-Mobile US Inc (a)	4,500		121
Verizon Communications Inc	27,173		1,271
Windstream Holdings Inc	2,140		18
			$3,026

Toys, Games & Hobbies - 0.09%
Hasbro Inc	411		23
Mattel Inc	3,500		108
			$131

Transportation - 1.27%
Canadian Pacific Railway Ltd	300		58
CH Robinson Worldwide Inc	9,910		742
CSX Corp	2,409		87
Expeditors International of Washington Inc	400		18
FedEx Corp	2,042		354
Norfolk Southern Corp	735		81
Ryder System Inc	188		17
Union Pacific Corp	2,170		259
United Parcel Service Inc	2,176		242
			$1,858
TOTAL COMMON STOCKS			$140,433
INVESTMENT COMPANIES - 4.16%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 4.16%
BlackRock Liquidity Funds TempFund	5,233,515		5,234
Portfolio
Goldman Sachs Financial Square Funds -	737,702		738
Money Market Fund
JP Morgan Prime Money Market Fund	109,476		109
			$6,081
TOTAL INVESTMENT COMPANIES			$6,081
Total Investments			$146,514
Liabilities in Excess of Other Assets, Net - (0.13)%				$(188)
TOTAL NET ASSETS - 100.00%			$146,326

(a) Non-Income Producing Security

See accompanying notes.

		Schedule of Investments
LargeCap Blend Account II
December 31, 2014

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	62	$6,414	$6,362	$(52)
Total					$(52)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
December 31, 2014

COMMON STOCKS - 97.84%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held		Value(000	's)

Airlines - 5.38%			Mining - 1.23%
Delta Air Lines Inc	68,814	$3,385	Alcoa Inc	96,090			$1,517
United Continental Holdings Inc (a)	48,955	3,275
		$6,660	Oil & Gas - 1.27%
Apparel - 5.19%			Pioneer Natural Resources Co	10,557			1,571
Nike Inc	50,770	4,882
Under Armour Inc (a)	22,726	1,543
			Pharmaceuticals - 7.46%
		$6,425	Actavis PLC (a)	11,422			2,940
Banks - 4.25%			Bristol-Myers Squibb Co	44,475			2,625
Capital One Financial Corp	22,500	1,857	McKesson Corp	17,635			3,661
Morgan Stanley	87,700	3,403					$9,226
		$5,260	Real Estate - 0.46%
			Brookdale Senior Living Inc (a)	15,500			568
Beverages - 1.20%
Constellation Brands Inc (a)	15,096	1,482
			Retail - 11.99%
Biotechnology - 8.83%			Chipotle Mexican Grill Inc (a)	3,118			2,134
Alexion Pharmaceuticals Inc (a)	3,837	710	Kohl's Corp	26,000			1,587
Biogen Idec Inc (a)	7,998	2,715	L Brands Inc	23,106			2,000
Celgene Corp (a)	8,537	955	lululemon athletica Inc (a)	11,400			636
Gilead Sciences Inc (a)	55,127	5,196	Starbucks Corp	36,244			2,974
Illumina Inc (a)	7,346	1,356	Target Corp	22,000			1,670
		$10,932	Tiffany & Co	12,365			1,321
			Ulta Salon Cosmetics & Fragrance Inc (a)	19,673			2,515
Chemicals - 5.48%							$14,837
LyondellBasell Industries NV	23,667	1,879
PPG Industries Inc	21,192	4,899	Semiconductors - 3.61%
		$6,778	Lam Research Corp	28,679			2,275
			NXP Semiconductors NV (a)	28,700			2,193
Commercial Services - 5.72%							$4,468
FleetCor Technologies Inc (a)	13,672	2,033
			Software - 4.37%
MasterCard Inc	44,598	3,843	Salesforce.com Inc (a)	22,251			1,320
McGraw Hill Financial Inc	13,446	1,196	ServiceNow Inc (a)	23,493			1,594
		$7,072	Tableau Software Inc (a)	12,000			1,017
Computers - 7.65%			Workday Inc (a)	18,153			1,481
Apple Inc	69,222	7,641					$5,412
Western Digital Corp	16,532	1,830
		$9,471	Transportation - 2.21%
			Canadian Pacific Railway Ltd	14,213			2,739
Cosmetics & Personal Care - 1.25%
Estee Lauder Cos Inc/The	20,349	1,551	TOTAL COMMON STOCKS				$121,077
			INVESTMENT COMPANIES - 2.23%	Shares Held	Value	(000	's)

Diversified Financial Services - 5.55%			Publicly Traded Investment Fund - 2.23%
Discover Financial Services	47,010	3,079	BlackRock Liquidity Funds FedFund Portfolio	2,760,317			2,760
Visa Inc	14,460	3,791
		$6,870	TOTAL INVESTMENT COMPANIES				$2,760
Electronics - 0.97%			Total Investments				$123,837
Garmin Ltd	22,600	1,194	Liabilities in Excess of Other Assets, Net - (0.07)%				$(85)
			TOTAL NET ASSETS - 100.00%				$123,752

Healthcare - Products - 1.76%
Edwards Lifesciences Corp (a)	7,200	917	(a) Non-Income Producing Security
Intuitive Surgical Inc (a)	2,390	1,264
		$2,181

Healthcare - Services - 2.96%			Portfolio Summary (unaudited)
HCA Holdings Inc (a)	49,900	3,662	Sector				Percent
			Consumer, Non-cyclical				29.18%
Internet - 6.24%			Consumer, Cyclical				24.63%
Facebook Inc (a)	49,582	3,868	Technology				15.63%
Google Inc - A Shares (a)	4,735	2,513	Financial				10.26%
Splunk Inc (a)	22,762	1,342	Basic Materials				7.45%
		$7,723	Communications				6.24%
			Industrial				3.18%
Iron & Steel - 0.74%			Exchange Traded Funds				2.23%
United States Steel Corp	34,300	917	Energy				1.27%
			Liabilities in Excess of Other Assets, Net				(0.07)%
Leisure Products & Services - 2.07%			TOTAL NET ASSETS				100.00%
Royal Caribbean Cruises Ltd	31,062	2,561

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2014

COMMON STOCKS - 97.75%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.10%			Biotechnology (continued)
Alliance Data Systems Corp (a)	261	$74	Amgen Inc	3,369	$537
Interpublic Group of Cos Inc/The	2,971	62	Biogen Idec Inc (a)	7,713	2,618
Omnicom Group Inc	1,211	94	Celgene Corp (a)	21,528	2,408
		$230	Gilead Sciences Inc (a)	65,701	6,194
			Illumina Inc (a)	654	121
Aerospace & Defense - 1.70%			Medivation Inc (a)	547	54
B/E Aerospace Inc (a)	738	43	Myriad Genetics Inc (a)	475	16
Boeing Co/The	27,453	3,568	Regeneron Pharmaceuticals Inc (a)	1,717	704
KLX Inc (a)	369	15	United Therapeutics Corp (a)	344	45
Lockheed Martin Corp	1,246	240	Vertex Pharmaceuticals Inc (a)	6,651	790
Rockwell Collins Inc	850	72			$16,101
Spirit AeroSystems Holdings Inc (a)	823	35
Triumph Group Inc	87	6	Building Materials - 0.48%
United Technologies Corp	719	83	Eagle Materials Inc	356	27
		$4,062	Martin Marietta Materials Inc	446	49
			Vulcan Materials Co	16,300	1,072
Agriculture - 0.41%					$1,148
Altria Group Inc	9,464	466
Archer-Daniels-Midland Co	464	24	Chemicals - 2.49%
Lorillard Inc	1,799	113	Albemarle Corp	206	12
Philip Morris International Inc	3,720	303	Celanese Corp	98	6
Reynolds American Inc	1,174	76	Dow Chemical Co/The	1,350	62
		$982	Eastman Chemical Co	978	74
			Ecolab Inc	28,916	3,023
Airlines - 1.70%			EI du Pont de Nemours & Co	3,518	260
Alaska Air Group Inc	909	54	FMC Corp	954	54
American Airlines Group Inc	53,003	2,843	Huntsman Corp	1,040	24
Copa Holdings SA	189	19	International Flavors & Fragrances Inc	573	58
Delta Air Lines Inc	324	16	LyondellBasell Industries NV	1,995	158
Southwest Airlines Co	2,781	118	Monsanto Co	2,497	298
Spirit Airlines Inc (a)	525	40	NewMarket Corp	65	26
United Continental Holdings Inc (a)	14,701	983	Platform Specialty Products Corp (a)	624	14
		$4,073	PPG Industries Inc	658	152
Apparel - 0.73%			Praxair Inc	1,180	153
Deckers Outdoor Corp (a)	254	23	Sherwin-Williams Co/The	5,613	1,477
Hanesbrands Inc	5,219	583	Sigma-Aldrich Corp	384	53
Michael Kors Holdings Ltd (a)	5,657	425	Valspar Corp/The	605	52
Nike Inc	3,234	311	Westlake Chemical Corp	245	15
Under Armour Inc (a)	4,110	279			$5,971
VF Corp	1,617	121	Commercial Services - 1.03%
		$1,742	Automatic Data Processing Inc	1,952	163
Automobile Manufacturers - 0.39%			Booz Allen Hamilton Holding Corp	498	13
PACCAR Inc	1,467	100	Cintas Corp	591	46
Tesla Motors Inc (a)	3,780	840	Equifax Inc	457	37
			FleetCor Technologies Inc (a)	393	59
		$940	Gartner Inc (a)	662	56
Automobile Parts & Equipment - 0.52%			Global Payments Inc	507	41
Allison Transmission Holdings Inc	991	34	H&R Block Inc	1,983	67
BorgWarner Inc	1,064	58	KAR Auction Services Inc	412	14
Delphi Automotive PLC	13,900	1,011	MasterCard Inc	4,774	411
Goodyear Tire & Rubber Co/The	1,990	57	McGraw Hill Financial Inc	1,224	109
Lear Corp	478	47	Moody's Corp	864	83
WABCO Holdings Inc (a)	410	43	Quanta Services Inc (a)	310	9
		$1,250	Robert Half International Inc	978	57
			RR Donnelley & Sons Co	143	2
Banks - 1.32%			Service Corp International/US	1,191	27
Morgan Stanley	50,100	1,944	Total System Services Inc	894	30
Signature Bank/New York NY (a)	332	42
			United Rentals Inc (a)	681	70
State Street Corp	14,900	1,170	Vantiv Inc (a)	16,500	560
SVB Financial Group (a)	31	3
			Verisk Analytics Inc (a)	8,500	544
		$3,159	Western Union Co/The	3,876	69
Beverages - 0.77%					$2,467
Brown-Forman Corp	623	55	Computers - 5.42%
Coca-Cola Co/The	16,110	680	Accenture PLC - Class A	2,567	229
Coca-Cola Enterprises Inc	1,798	80	Apple Inc	67,990	7,505
Constellation Brands Inc (a)	728	71
			Cognizant Technology Solutions Corp (a)	41,395	2,180
Dr Pepper Snapple Group Inc	957	69	DST Systems Inc	190	18
Keurig Green Mountain Inc	702	93	EMC Corp/MA	1,490	44
Monster Beverage Corp (a)	721	78
			Genpact Ltd (a)	106,358	2,013
PepsiCo Inc	7,635	722	IHS Inc (a)	478	55
		$1,848	International Business Machines Corp	4,488	720
Biotechnology - 6.72%			Jack Henry & Associates Inc	607	38
Alexion Pharmaceuticals Inc (a)	14,128	2,614	NCR Corp (a)	116	3

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
NetApp Inc	879	$36	Waters Corp (a)	613	$69
Riverbed Technology Inc (a)	1,082	22			$5,251
SanDisk Corp	776	76
Teradata Corp (a)	885	39	Engineering & Construction - 0.05%
		$12,978	Chicago Bridge & Iron Co NV ADR	712	30
			Fluor Corp	686	41
Consumer Products - 0.11%			SBA Communications Corp (a)	502	56
Avery Dennison Corp	222	12			$127
Clorox Co/The	762	79
Kimberly-Clark Corp	1,268	147	Environmental Control - 1.43%
			Clean Harbors Inc (a)	318	15
Spectrum Brands Holdings Inc	151	14	Stericycle Inc (a)	25,867	3,391
		$252	Waste Connections Inc	535	23
Cosmetics & Personal Care - 1.72%					$3,429
Avon Products Inc	1,260	12
Colgate-Palmolive Co	3,299	228	Food - 1.85%
Estee Lauder Cos Inc/The	50,324	3,835	Campbell Soup Co	825	36
Procter & Gamble Co/The	626	57	General Mills Inc	2,487	133
		$4,132	Hershey Co/The	602	62
			Hormel Foods Corp	932	48
Distribution & Wholesale - 1.59%			Ingredion Inc	80	7
Fastenal Co	59,718	2,840	Kellogg Co	948	62
Fossil Group Inc (a)	7,396	820	Kraft Foods Group Inc	2,389	150
Genuine Parts Co	658	70	Kroger Co/The	2,572	165
HD Supply Holdings Inc (a)	744	22	McCormick & Co Inc/MD	914	68
WW Grainger Inc	268	68	Tyson Foods Inc	117	5
		$3,820	Whole Foods Market Inc	73,342	3,698

Diversified Financial Services - 6.89%					$4,434
Affiliated Managers Group Inc (a)	224	48	Forest Products & Paper - 0.01%
American Express Co	4,146	386	International Paper Co	493	26
Ameriprise Financial Inc	480	63	Veritiv Corp (a)	9	1
BlackRock Inc	218	78			$27
CBOE Holdings Inc	602	38
Charles Schwab Corp/The	141,661	4,277	Hand & Machine Tools - 0.01%
Federated Investors Inc	483	16	Lincoln Electric Holdings Inc	202	14
Franklin Resources Inc	1,316	73	Snap-on Inc	49	7
Intercontinental Exchange Inc	3,000	658	Stanley Black & Decker Inc	126	12
Invesco Ltd	485	19			$33
Lazard Ltd	903	45	Healthcare - Products - 2.78%
Legg Mason Inc	291	15	Baxter International Inc	2,202	161
Santander Consumer USA Holdings Inc	41	1	Becton Dickinson and Co	906	126
Synchrony Financial (a)	662	20	Bio-Techne Corp	128	12
T Rowe Price Group Inc	1,182	101	Boston Scientific Corp (a)	924	12
TD Ameritrade Holding Corp	45,799	1,639	Bruker BioSciences Corp (a)	767	15
Visa Inc	34,332	9,002	CR Bard Inc	346	58
Waddell & Reed Financial Inc	604	30	Edwards Lifesciences Corp (a)	492	63
		$16,509	Halyard Health Inc (a)	279	13
			Henry Schein Inc (a)	347	47
Electric - 0.03%			IDEXX Laboratories Inc (a)	340	50
Calpine Corp (a)	441	10
			Intuitive Surgical Inc (a)	11,026	5,833
Dominion Resources Inc/VA	260	20
ITC Holdings Corp	1,103	44	ResMed Inc	1,014	57
		$74	St Jude Medical Inc	831	54
			Stryker Corp	940	89
Electrical Components & Equipment - 0.11%			Varian Medical Systems Inc (a)	743	64
Acuity Brands Inc	307	43	Zimmer Holdings Inc	92	10
AMETEK Inc	1,128	59			$6,664
Emerson Electric Co	2,375	147
Hubbell Inc	70	7	Healthcare - Services - 2.78%
		$256	Aetna Inc	769	68
			Centene Corp (a)	423	44
Electronics - 2.19%			Cigna Corp	150	15
Agilent Technologies Inc	346	14	Covance Inc (a)	13,891	1,443
Amphenol Corp	56,193	3,024	DaVita HealthCare Partners Inc (a)	36,907	2,795
Corning Inc	2,230	51	HCA Holdings Inc (a)	223	16
Gentex Corp/MI	581	21	Humana Inc	6,500	934
GoPro Inc (a)	94	6	Laboratory Corp of America Holdings (a)	247	27
Honeywell International Inc	3,601	360	Mednax Inc (a)	454	30
Keysight Technologies Inc (a)	173	6	UnitedHealth Group Inc	12,500	1,264
Mettler-Toledo International Inc (a)	212	64	Universal Health Services Inc	145	16
National Instruments Corp	47,411	1,474			$6,652
PerkinElmer Inc	153	7
Thermo Fisher Scientific Inc	653	82	Holding Companies - Diversified - 0.02%
Tyco International PLC	1,670	73	Leucadia National Corp	434	10

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Holding Companies - Diversified (continued)			Machinery - Diversified (continued)
Restaurant Brands International Inc (a)	696	$27	IDEX Corp	539	$42
		$37	Manitowoc Co Inc/The	966	21
			Middleby Corp/The (a)	420	42
Home Builders - 0.02%			Rockwell Automation Inc	636	71
NVR Inc (a)	31	40
			Roper Industries Inc	317	50
Thor Industries Inc	329	18	Wabtec Corp/DE	12,178	1,058
		$58	Xylem Inc/NY	978	37
Home Furnishings - 0.05%					$2,106
Harman International Industries Inc	500	53	Media - 2.10%
Leggett & Platt Inc	503	21	AMC Networks Inc (a)	427	27
Tempur Sealy International Inc (a)	433	24
			Cablevision Systems Corp	1,377	28
Whirlpool Corp	50	10	CBS Corp	1,926	107
		$108	Charter Communications Inc (a)	318	53
Housewares - 0.03%			Comcast Corp - Class A	11,030	640
Newell Rubbermaid Inc	1,177	45	DIRECTV (a)	2,192	190
Toro Co	407	26	Discovery Communications Inc - A Shares (a)	28,899	995
		$71	Discovery Communications Inc - C Shares (a)	44,904	1,514
			FactSet Research Systems Inc	308	43
Insurance - 0.09%			Nielsen NV	1,475	66
American Financial Group Inc/OH	78	5	Scripps Networks Interactive Inc	740	56
Aon PLC	1,025	97	Sirius XM Holdings Inc (a)	18,464	65
Erie Indemnity Co	179	16	Starz (a)	628	19
Marsh & McLennan Cos Inc	1,667	96	Time Warner Cable Inc	1,290	196
Reinsurance Group of America Inc	140	12	Twenty-First Century Fox Inc - A Shares	6,531	251
		$226	Viacom Inc	2,015	152
Internet - 11.59%			Walt Disney Co/The	6,754	636
Alibaba Group Holding Ltd ADR(a)	7,847	816			$5,038
Amazon.com Inc (a)	13,624	4,228	Metal Fabrication & Hardware - 0.94%
Baidu Inc ADR(a)	7,100	1,619	Precision Castparts Corp	9,359	2,254
CDW Corp/DE	609	21	Valmont Industries Inc	14	2
Ctrip.com International Ltd ADR(a)	10,700	487			$2,256
eBay Inc (a)	5,125	288
Equinix Inc	220	50	Mining - 0.01%
Expedia Inc	709	60	Compass Minerals International Inc	234	20
F5 Networks Inc (a)	546	71
Facebook Inc (a)	36,604	2,856	Miscellaneous Manufacturing - 3.38%
Google Inc - A Shares (a)	9,362	4,967	3M Co	3,009	494
Google Inc - C Shares (a)	9,077	4,778	Colfax Corp (a)	13,401	691
Liberty Interactive Corp (a)	1,755	52	Crane Co	130	8
Liberty Ventures (a)	1,025	39	Danaher Corp	76,308	6,540
LinkedIn Corp (a)	3,419	785	Donaldson Co Inc	929	36
Netflix Inc (a)	2,041	697	Dover Corp	887	64
Priceline Group Inc/The (a)	3,200	3,648	Illinois Tool Works Inc	1,570	149
TripAdvisor Inc (a)	18,130	1,354	ITT Corp	151	6
Twitter Inc (a)	11,722	421	Parker-Hannifin Corp	557	72
VeriSign Inc (a)	794	45	Pentair PLC	95	6
Vipshop Holdings Ltd ADR(a)	24,900	487	Trinity Industries Inc	871	24
		$27,769			$8,090

Leisure Products & Services - 0.08%			Office & Business Equipment - 0.01%
Harley-Davidson Inc	1,008	67	Pitney Bowes Inc	615	15
Jarden Corp (a)	423	20
Norwegian Cruise Line Holdings Ltd (a)	601	28
Polaris Industries Inc	476	72	Oil & Gas - 1.85%
		$187	Atwood Oceanics Inc	90	3
			Cabot Oil & Gas Corp	1,663	49
Lodging - 1.99%			Cheniere Energy Inc (a)	955	67
Hilton Worldwide Holdings Inc (a)	31,941	833	Chesapeake Energy Corp	890	18
Las Vegas Sands Corp	1,519	88	Cimarex Energy Co	76	8
Marriott International Inc/DE	888	69	Concho Resources Inc (a)	806	80
MGM Resorts International (a)	66,129	1,414	Continental Resources Inc/OK (a)	602	23
Wyndham Worldwide Corp	920	79	EOG Resources Inc	2,534	233
Wynn Resorts Ltd	15,326	2,281	EQT Corp	11,354	860
		$4,764	Helmerich & Payne Inc	480	32
			HollyFrontier Corp	262	10
Machinery - Construction & Mining - 0.02%			Laredo Petroleum Inc (a)	486	5
Caterpillar Inc	602	55	Marathon Petroleum Corp	875	79
			Murphy USA Inc (a)	155	11
Machinery - Diversified - 0.88%			Nabors Industries Ltd	213	3
Cummins Inc	830	120	Noble Energy Inc	1,039	49
Deere & Co	588	52	Oasis Petroleum Inc (a)	731	12
Flowserve Corp	9,683	579	Patterson-UTI Energy Inc	541	9
Graco Inc	431	34	PBF Energy Inc	155	4

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas (continued)			REITS (continued)
Phillips 66	1,083	$78	Federal Realty Investment Trust	322	$43
Pioneer Natural Resources Co	10,174	1,515	Health Care REIT Inc	783	59
QEP Resources Inc	144	3	Healthcare Trust of America Inc	102	3
Range Resources Corp	20,784	1,111	Iron Mountain Inc	1,182	46
Seadrill Ltd	757	9	NorthStar Realty Finance Corp	332	6
SM Energy Co	471	18	Omega Healthcare Investors Inc	304	12
Southwestern Energy Co (a)	2,526	69	Plum Creek Timber Co Inc	609	26
Tesoro Corp	408	30	Public Storage	597	110
Valero Energy Corp	936	46	Rayonier Inc	108	3
Whiting Petroleum Corp (a)	103	3	Simon Property Group Inc	1,059	193
		$4,437	Tanger Factory Outlet Centers Inc	411	15
			Ventas Inc	1,006	72
Oil & Gas Services - 3.57%			Vornado Realty Trust	304	36
Baker Hughes Inc	261	15	Weyerhaeuser Co	451	16
Cameron International Corp (a)	944	47
Core Laboratories NV	17,215	2,072			$1,035
FMC Technologies Inc (a)	58,101	2,722	Retail - 6.55%
Halliburton Co	3,916	154	Advance Auto Parts Inc	513	82
MRC Global Inc (a)	338	5	AutoNation Inc (a)	534	32
National Oilwell Varco Inc	267	17	AutoZone Inc (a)	153	95
Oceaneering International Inc	761	45	Bed Bath & Beyond Inc (a)	558	43
RPC Inc	381	5	Best Buy Co Inc	620	24
Schlumberger Ltd	40,298	3,442	Big Lots Inc	125	5
Superior Energy Services Inc	75	1	Brinker International Inc	496	29
Targa Resources Corp	270	28	CarMax Inc (a)	11,200	746
		$8,553	Chipotle Mexican Grill Inc (a)	1,095	749
			Coach Inc	1,920	72
Packaging & Containers - 0.11%			Costco Wholesale Corp	18,702	2,651
Ball Corp	1,008	69	CST Brands Inc	461	20
Crown Holdings Inc (a)	1,001	51
Owens-Illinois Inc (a)	682	18	CVS Health Corp	836	81
			Dick's Sporting Goods Inc	123	6
Packaging Corp of America	690	54	Dillard's Inc	127	16
Sealed Air Corp	1,561	66	Dollar General Corp (a)	1,082	77
Silgan Holdings Inc	310	17	Dollar Tree Inc (a)	949	67
		$275	Domino's Pizza Inc	395	37
Pharmaceuticals - 8.49%			Foot Locker Inc	149	8
AbbVie Inc	7,464	489	Gap Inc/The	1,884	79
Actavis PLC (a)	3,223	829	GNC Holdings Inc	651	31
Allergan Inc/United States	8,696	1,849	Home Depot Inc/The	6,364	668
AmerisourceBergen Corp	1,035	93	Kohl's Corp	82	5
Bristol-Myers Squibb Co	33,563	1,981	L Brands Inc	617	53
Cardinal Health Inc	202	16	Lowe's Cos Inc	28,552	1,964
Catamaran Corp (a)	1,480	77	Macy's Inc	1,293	85
Eli Lilly & Co	14,800	1,021	McDonald's Corp	4,599	431
Express Scripts Holding Co (a)	56,341	4,770	Michaels Cos Inc/The (a)	126	3
Herbalife Ltd	563	21	MSC Industrial Direct Co Inc	331	27
Jazz Pharmaceuticals PLC (a)	424	70	Nordstrom Inc	972	77
Johnson & Johnson	2,085	218	O'Reilly Automotive Inc (a)	496	96
McKesson Corp	15,482	3,214	Penske Automotive Group Inc	136	7
Mead Johnson Nutrition Co	34,465	3,465	PetSmart Inc	727	59
Merck & Co Inc	1,908	108	Ross Stores Inc	990	93
Mylan Inc/PA (a)	1,728	98	Sally Beauty Holdings Inc (a)	840	26
Quintiles Transnational Holdings Inc (a)	192	11	Starbucks Corp	63,776	5,233
Valeant Pharmaceuticals International Inc (a)	13,500	1,932	TJX Cos Inc/The	3,244	222
Zoetis Inc	2,033	88	Tractor Supply Co	14,570	1,148
		$20,350	Ulta Salon Cosmetics & Fragrance Inc (a)	464	59
			Walgreens Boots Alliance Inc	2,892	220
Pipelines - 0.09%			Wal-Mart Stores Inc	660	57
Kinder Morgan Inc/DE	1,269	53	Williams-Sonoma Inc	687	52
Williams Cos Inc/The	3,443	155	World Fuel Services Corp	110	5
		$208	Yum! Brands Inc	2,067	151
Real Estate - 0.03%					$15,691
CBRE Group Inc (a)	1,967	67	Semiconductors - 2.21%
Jones Lang LaSalle Inc	87	13	Applied Materials Inc	3,688	92
		$80	ASML Holding NV - NY Reg Shares	5,800	625
REITS - 0.43%			Avago Technologies Ltd	1,013	102
American Tower Corp	1,808	179	Intel Corp	1,903	69
Apartment Investment & Management Co	538	20	Lam Research Corp	308	24
			Micron Technology Inc (a)	4,218	148
Boston Properties Inc	131	17
			NVIDIA Corp	654	13
Columbia Property Trust Inc	135	3	ON Semiconductor Corp (a)	1,662	17
Crown Castle International Corp	1,355	107
Equity LifeStyle Properties Inc	412	21	Qualcomm Inc	51,693	3,842
Extra Space Storage Inc	829	48	Skyworks Solutions Inc	768	56

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES (continued)	Shares Held	Value(000	's)

Semiconductors (continued)			Publicly Traded Investment Fund (continued)
Texas Instruments Inc	4,896	$262	JP Morgan Prime Money Market Fund	327,141		$327
Xilinx Inc	1,216	53				$4,911
		$5,303	TOTAL INVESTMENT COMPANIES			$4,911

Shipbuilding - 0.01%			CONVERTIBLE PREFERRED STOCKS -
Huntington Ingalls Industries Inc	299	34	0.22%	Shares Held	Value(000	's)
			Internet - 0.22%
			Airbnb Inc (a),(b),(c),(d)	3,936		160
Software - 5.76%			Dropbox Inc (a),(c),(d),(e)	9,662		185
Activision Blizzard Inc	2,289	46	Uber Technologies Inc (a),(c),(d),(f)	5,740		191
Adobe Systems Inc (a)	2,361	172
Akamai Technologies Inc (a)	1,247	79				$536
ANSYS Inc (a)	20,399	1,673	TOTAL CONVERTIBLE PREFERRED STOCKS			$536
athenahealth Inc (a)	269	39	PREFERRED STOCKS - 0.05%	Shares Held	Value(000	's)
Broadridge Financial Solutions Inc	831	38	Internet - 0.05%
Cerner Corp (a)	1,204	78	Flipkart Online Services Pvt Ltd (a),(c),(d),(g)	985		118
Citrix Systems Inc (a)	1,049	67
Dun & Bradstreet Corp/The	97	12	TOTAL PREFERRED STOCKS			$118
Electronic Arts Inc (a)	1,687	79
Fiserv Inc (a)	1,203	85	Total Investments			$239,808
Intuit Inc	1,347	124	Liabilities in Excess of Other Assets, Net - (0.07)%			$(179)
Microsoft Corp	25,381	1,179	TOTAL NET ASSETS - 100.00%			$239,629
MSCI Inc	369	18
NetSuite Inc (a)	18,257	1,993
			(a) Non-Income Producing Security
Oracle Corp	15,583	701	(b)		Restricted Security. At the end of the period, the value of this security
Paychex Inc	1,348	62	totaled $160 or 0.07% of net assets. The security was purchased on April
Red Hat Inc (a)	17,569	1,215
Salesforce.com Inc (a)	75,205	4,460	16, 2014 at a total cost of $160.
ServiceNow Inc (a)	11,900	808	(c) Security is Illiquid
SolarWinds Inc (a)	467	23	(d)		Fair value of these investments is determined in good faith by the Manager
Veeva Systems Inc (a)	271	7	under procedures established and periodically reviewed by the Board of
VMware Inc (a)	5,124	423	Directors. At the end of the period, the fair value of these securities totaled
Workday Inc (a)	5,200	424	$654 or 0.27% of net assets.
			(e)		Restricted Security. At the end of the period, the value of this security
		$13,805	totaled $185 or 0.08% of net assets. The security was purchased January
Telecommunications - 0.58%			30, 2014 - November 12, 2014 at a total cost of $185.
ARRIS Group Inc (a)	901	27	(f)		Restricted Security. At the end of the period, the value of this security
CenturyLink Inc	249	10	totaled $191 or 0.08% of net assets. The security was purchased on
EchoStar Corp (a)	75	4	December 05, 2014 at a cost of $191.
Harris Corp	132	10	(g)		Restricted Security. At the end of the period, the value of this security
Juniper Networks Inc	655	15	totaled $118 or 0.05% of net assets. The security was purchased on
Level 3 Communications Inc (a)	3,193	158	December 17, 2014 at a cost of $118.
Palo Alto Networks Inc (a)	2,100	257
Verizon Communications Inc	18,798	879
Windstream Holdings Inc	3,936	32	Portfolio Summary (unaudited)
		$1,392	Sector			Percent
Toys, Games & Hobbies - 0.02%			Consumer, Non-cyclical			26.69%
Hasbro Inc	694	38	Communications			14.64%
			Consumer, Cyclical			13.67%
			Technology			13.37%
Transportation - 1.51%			Industrial			12.82%
CH Robinson Worldwide Inc	1,063	80	Financial			8.76%
FedEx Corp	5,778	1,003	Energy			5.51%
Genesee & Wyoming Inc (a)	172	15
			Basic Materials			2.51%
JB Hunt Transport Services Inc	11,800	994	Exchange Traded Funds			2.05%
Kansas City Southern	4,700	574	Utilities			0.03%
Kirby Corp (a)	418	34
			Diversified			0.02%
Landstar System Inc	326	24	Liabilities in Excess of Other Assets, Net			(0.07)%
Norfolk Southern Corp	473	52
Old Dominion Freight Line Inc (a)	440	34	TOTAL NET ASSETS			100.00%
Union Pacific Corp	4,165	496
United Parcel Service Inc	2,852	317
		$3,623

Trucking & Leasing - 0.00%
AMERCO	29	8

TOTAL COMMON STOCKS		$234,243
INVESTMENT COMPANIES - 2.05%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.05%
BlackRock Liquidity Funds TempFund	2,608,106	2,608
Portfolio
Goldman Sachs Financial Square Funds -	1,975,652	1,976
Money Market Fund

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2014

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	50	$5,072	$5,131	$59
Total					$59
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2014

COMMON STOCKS - 97.79%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.25%			Beverages (continued)
Alliance Data Systems Corp (a)	6,331	$1,811	Coca-Cola Co/The	390,423	$16,484
Interpublic Group of Cos Inc/The	41,421	860	Coca-Cola Enterprises Inc	22,026	974
Omnicom Group Inc	24,580	1,904	Constellation Brands Inc (a)	16,619	1,632
		$4,575	Dr Pepper Snapple Group Inc	19,254	1,380
			Keurig Green Mountain Inc	12,034	1,593
Aerospace & Defense - 1.93%			Molson Coors Brewing Co	15,782	1,176
Boeing Co/The	65,666	8,535	Monster Beverage Corp (a)	14,278	1,547
General Dynamics Corp	31,180	4,291	PepsiCo Inc	148,223	14,016
L-3 Communications Holdings Inc	8,432	1,064			$40,163
Lockheed Martin Corp	26,596	5,122
Northrop Grumman Corp	20,006	2,949	Biotechnology - 2.81%
Raytheon Co	30,541	3,304	Alexion Pharmaceuticals Inc (a)	19,638	3,634
Rockwell Collins Inc	13,167	1,112	Amgen Inc	75,336	12,000
United Technologies Corp	83,970	9,656	Biogen Idec Inc (a)	23,389	7,939
		$36,033	Celgene Corp (a)	79,103	8,849
			Gilead Sciences Inc (a)	149,417	14,084
Agriculture - 1.59%			Regeneron Pharmaceuticals Inc (a)	7,350	3,015
Altria Group Inc	195,748	9,645	Vertex Pharmaceuticals Inc (a)	23,821	2,830
Archer-Daniels-Midland Co	63,760	3,316			$52,351
Lorillard Inc	35,656	2,244
Philip Morris International Inc	153,879	12,533	Building Materials - 0.13%
Reynolds American Inc	30,518	1,961	Martin Marietta Materials Inc	6,129	676
		$29,699	Masco Corp	35,284	889
			Vulcan Materials Co	13,044	858
Airlines - 0.37%					$2,423
Delta Air Lines Inc	82,890	4,077
Southwest Airlines Co	67,222	2,845	Chemicals - 2.31%
		$6,922	Air Products & Chemicals Inc	19,049	2,747
			Airgas Inc	6,659	767
Apparel - 0.70%			CF Industries Holdings Inc	4,926	1,342
Michael Kors Holdings Ltd (a)	20,393	1,531	Dow Chemical Co/The	109,720	5,004
Nike Inc	69,112	6,645	Eastman Chemical Co	14,710	1,116
Ralph Lauren Corp	5,994	1,110	Ecolab Inc	26,751	2,796
Under Armour Inc (a)	16,508	1,121	EI du Pont de Nemours & Co	89,724	6,634
VF Corp	34,218	2,563	FMC Corp	13,199	753
		$12,970	International Flavors & Fragrances Inc	8,019	813
Automobile Manufacturers - 0.70%			LyondellBasell Industries NV	41,156	3,267
Ford Motor Co	381,172	5,908	Monsanto Co	47,942	5,728
General Motors Co	133,666	4,667	Mosaic Co/The	31,259	1,427
PACCAR Inc	35,070	2,385	PPG Industries Inc	13,592	3,142
		$12,960	Praxair Inc	28,857	3,739
			Sherwin-Williams Co/The	8,081	2,126
Automobile Parts & Equipment - 0.39%			Sigma-Aldrich Corp	11,795	1,619
BorgWarner Inc	22,519	1,237			$43,020
Delphi Automotive PLC	29,323	2,132
Goodyear Tire & Rubber Co/The	27,193	777	Coal - 0.04%
Johnson Controls Inc	65,979	3,190	Consol Energy Inc	22,797	771
		$7,336
			Commercial Services - 1.27%
Banks - 7.35%			ADT Corp/The	17,285	626
Bank of America Corp	1,041,542	18,633
Bank of New York Mellon Corp/The	111,490	4,523	Automatic Data Processing Inc	47,743	3,980
BB&T Corp	71,338	2,774	Cintas Corp	9,616	754
Capital One Financial Corp	55,063	4,545	Equifax Inc	11,943	966
Citigroup Inc	300,039	16,235	H&R Block Inc	27,252	918
Comerica Inc	17,796	833	MasterCard Inc	97,051	8,362
Fifth Third Bancorp	81,609	1,663	McGraw Hill Financial Inc	26,889	2,393
Goldman Sachs Group Inc/The	40,117	7,776	Moody's Corp	18,180	1,742
			Quanta Services Inc (a)	21,559	612
Huntington Bancshares Inc/OH	80,663	849
JP Morgan Chase & Co	370,229	23,169	Robert Half International Inc	13,462	786
KeyCorp	85,800	1,193	Total System Services Inc	16,386	557
			United Rentals Inc (a)	9,885	1,008
M&T Bank Corp	13,084	1,644
Morgan Stanley	151,211	5,867	Western Union Co/The	51,761	927
Northern Trust Corp	21,925	1,478			$23,631
PNC Financial Services Group Inc/The	52,116	4,754	Computers - 5.92%
Regions Financial Corp	136,325	1,440	Accenture PLC - Class A	62,148	5,551
State Street Corp	41,348	3,246	Apple Inc	580,850	64,114
SunTrust Banks Inc	51,645	2,164	Cognizant Technology Solutions Corp (a)	60,307	3,176
US Bancorp/MN	177,220	7,966	Computer Sciences Corp	13,914	877
Wells Fargo & Co	467,539	25,630	EMC Corp/MA	201,536	5,994
Zions Bancorporation	20,098	573	Hewlett-Packard Co	184,835	7,417
		$136,955	International Business Machines Corp	91,154	14,625
			NetApp Inc	30,870	1,280
Beverages - 2.16%			SanDisk Corp	21,853	2,141
Brown-Forman Corp	15,495	1,361	Seagate Technology PLC	32,410	2,155

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers (continued)			Electronics - 1.40%
Teradata Corp (a)	15,153	$662	Agilent Technologies Inc	33,031	$1,352
Western Digital Corp	21,620	2,393	Allegion PLC	9,481	526
		$110,385	Amphenol Corp	30,649	1,649
			Corning Inc	126,953	2,911
Consumer Products - 0.33%			FLIR Systems Inc	13,954	451
Avery Dennison Corp	9,023	468	Garmin Ltd	11,932	630
Clorox Co/The	12,816	1,336	Honeywell International Inc	77,529	7,747
Kimberly-Clark Corp	36,888	4,262	PerkinElmer Inc	11,188	489
		$6,066	TE Connectivity Ltd	40,277	2,547
Cosmetics & Personal Care - 1.74%			Thermo Fisher Scientific Inc	39,618	4,964
Avon Products Inc	43,048	404	Tyco International PLC	41,445	1,818
Colgate-Palmolive Co	84,848	5,871	Waters Corp (a)	8,248	930
Estee Lauder Cos Inc/The	22,182	1,690			$26,014
Procter & Gamble Co/The (b)	267,616	24,377
			Engineering & Construction - 0.08%
		$32,342	Fluor Corp	15,472	938
			Jacobs Engineering Group Inc (a)	12,930	578
Distribution & Wholesale - 0.26%
Fastenal Co	27,011	1,285			$1,516
Fossil Group Inc (a)	4,452	493
			Environmental Control - 0.23%
Genuine Parts Co	15,139	1,613	Republic Services Inc	25,001	1,006
WW Grainger Inc	6,010	1,532	Stericycle Inc (a)	8,411	1,102
		$4,923	Waste Management Inc	42,178	2,165
Diversified Financial Services - 2.65%					$4,273
Affiliated Managers Group Inc (a)	5,504	1,168
			Food - 1.62%
American Express Co	88,127	8,199	Campbell Soup Co	17,743	781
Ameriprise Financial Inc	18,276	2,417	ConAgra Foods Inc	42,075	1,527
BlackRock Inc	12,616	4,511	General Mills Inc	59,795	3,189
Charles Schwab Corp/The	113,804	3,436	Hershey Co/The	14,656	1,523
CME Group Inc/IL	31,359	2,780	Hormel Foods Corp	13,307	693
Discover Financial Services	44,912	2,941	JM Smucker Co/The	10,084	1,018
E*Trade Financial Corp (a)	28,604	694
			Kellogg Co	24,965	1,634
Franklin Resources Inc	38,833	2,150	Kraft Foods Group Inc	58,317	3,654
Intercontinental Exchange Inc	11,162	2,448	Kroger Co/The	48,637	3,123
Invesco Ltd	42,669	1,686	McCormick & Co Inc/MD	12,790	950
Legg Mason Inc	9,945	531	Mondelez International Inc	166,379	6,044
NASDAQ OMX Group Inc/The	11,624	558	Safeway Inc	22,819	801
Navient Corp	40,628	878	Sysco Corp	58,224	2,311
T Rowe Price Group Inc	25,690	2,206	Tyson Foods Inc	29,021	1,164
Visa Inc	48,373	12,683	Whole Foods Market Inc	35,629	1,796
		$49,286			$30,208

Electric - 2.84%			Forest Products & Paper - 0.16%
AES Corp/VA	64,970	895	International Paper Co	41,954	2,248
Ameren Corp	24,030	1,109	MeadWestvaco Corp	16,512	733
American Electric Power Co Inc	48,454	2,942			$2,981
CMS Energy Corp	27,242	947
Consolidated Edison Inc	29,007	1,915	Gas - 0.30%
Dominion Resources Inc/VA	57,830	4,447	AGL Resources Inc	11,842	646
DTE Energy Co	17,529	1,514	CenterPoint Energy Inc	42,567	997
Duke Energy Corp	70,050	5,852	NiSource Inc	31,267	1,326
Edison International	32,268	2,113	Sempra Energy	22,892	2,549
Entergy Corp	17,875	1,564			$5,518
Exelon Corp	85,121	3,156
FirstEnergy Corp	41,675	1,625	Hand & Machine Tools - 0.12%
Integrys Energy Group Inc	7,919	616	Snap-on Inc	5,755	787
NextEra Energy Inc	43,229	4,595	Stanley Black & Decker Inc	15,515	1,491
Northeast Utilities	31,376	1,679			$2,278
NRG Energy Inc	33,486	902	Healthcare - Products - 1.89%
Pepco Holdings Inc	24,949	672	Baxter International Inc	53,677	3,934
PG&E Corp	47,052	2,505	Becton Dickinson and Co	19,013	2,646
Pinnacle West Capital Corp	10,939	747	Boston Scientific Corp (a)	131,375	1,741
PPL Corp	65,868	2,393	CareFusion Corp (a)	20,196	1,198
Public Service Enterprise Group Inc	50,118	2,075	Covidien PLC	44,843	4,587
SCANA Corp	14,118	853	CR Bard Inc	7,418	1,236
Southern Co/The	89,117	4,377	DENTSPLY International Inc	14,017	747
TECO Energy Inc	23,244	476	Edwards Lifesciences Corp (a)	10,595	1,350
Wisconsin Energy Corp	22,335	1,178	Hospira Inc	16,758	1,026
Xcel Energy Inc	50,083	1,799	Intuitive Surgical Inc (a)	3,590	1,899
		$52,946	Medtronic Inc	97,486	7,038
Electrical Components & Equipment - 0.30%			Patterson Cos Inc	8,476	408
AMETEK Inc	24,357	1,282	St Jude Medical Inc	28,317	1,841
Emerson Electric Co	68,697	4,241	Stryker Corp	29,600	2,792
			Varian Medical Systems Inc (a)	9,902	857
		$5,523

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products (continued)			Iron & Steel - 0.10%
Zimmer Holdings Inc	16,773	$1,902	Allegheny Technologies Inc	10,766	$374
		$35,202	Nucor Corp	31,594	1,550

Healthcare - Services - 1.37%					$1,924
Aetna Inc	34,832	3,094	Leisure Products & Services - 0.26%
Anthem Inc	26,735	3,360	Carnival Corp	44,609	2,022
Cigna Corp	25,907	2,666	Harley-Davidson Inc	21,221	1,399
DaVita HealthCare Partners Inc (a)	17,027	1,290	Royal Caribbean Cruises Ltd	16,540	1,363
Humana Inc	15,186	2,181			$4,784
Laboratory Corp of America Holdings (a)	8,369	903
Quest Diagnostics Inc	14,315	960	Lodging - 0.29%
Tenet Healthcare Corp (a)	9,734	493	Marriott International Inc/DE	21,048	1,642
UnitedHealth Group Inc	95,057	9,609	Starwood Hotels & Resorts Worldwide Inc	17,686	1,434
Universal Health Services Inc	9,018	1,004	Wyndham Worldwide Corp	12,208	1,047
		$25,560	Wynn Resorts Ltd	8,023	1,194
					$5,317
Holding Companies - Diversified - 0.04%
Leucadia National Corp	31,381	704	Machinery - Construction & Mining - 0.32%
			Caterpillar Inc	59,958	5,488
			Joy Global Inc	9,723	452
Home Builders - 0.12%					$5,940
DR Horton Inc	32,859	831
Lennar Corp	17,685	793	Machinery - Diversified - 0.54%
Pulte Group Inc	33,049	709	Cummins Inc	16,827	2,426
		$2,333	Deere & Co	35,498	3,140
			Flowserve Corp	13,500	808
Home Furnishings - 0.15%			Rockwell Automation Inc	13,447	1,495
Harman International Industries Inc	6,786	724	Roper Industries Inc	9,920	1,551
Leggett & Platt Inc	13,630	581	Xylem Inc/NY	18,013	686
Whirlpool Corp	7,712	1,494			$10,106
		$2,799
			Media - 3.38%
Housewares - 0.05%			Cablevision Systems Corp	21,680	447
Newell Rubbermaid Inc	26,850	1,023	CBS Corp	47,223	2,613
			Comcast Corp - Class A	255,155	14,802
			DIRECTV (a)	49,741	4,313
Insurance - 4.09%			Discovery Communications Inc - A Shares (a)	14,706	507
ACE Ltd	32,855	3,774	Discovery Communications Inc - C Shares (a)	27,065	913
Aflac Inc	44,626	2,726
			Gannett Co Inc	22,366	714
Allstate Corp/The	41,540	2,918	News Corp (a)	49,407	775
American International Group Inc	138,646	7,766
Aon PLC	28,240	2,678	Nielsen NV	32,080	1,435
Assurant Inc	6,958	476	Scripps Networks Interactive Inc	10,049	756
Berkshire Hathaway Inc - Class B (a)	180,603	27,118	Time Warner Cable Inc	27,780	4,224
Chubb Corp/The	23,355	2,417	Time Warner Inc	83,044	7,094
Cincinnati Financial Corp	14,573	755	Twenty-First Century Fox Inc - A Shares	183,645	7,053
Genworth Financial Inc (a)	49,189	418	Viacom Inc	36,587	2,753
Hartford Financial Services Group Inc/The	42,734	1,782	Walt Disney Co/The	154,507	14,553
Lincoln National Corp	25,729	1,484			$62,952
Loews Corp	29,644	1,246	Metal Fabrication & Hardware - 0.18%
Marsh & McLennan Cos Inc	53,570	3,066	Precision Castparts Corp	14,116	3,400
MetLife Inc	112,513	6,086
Progressive Corp/The	52,976	1,430
Prudential Financial Inc	45,360	4,103	Mining - 0.28%
Torchmark Corp	12,741	690	Alcoa Inc	116,750	1,843
Travelers Cos Inc/The	32,821	3,474	Freeport-McMoRan Inc	102,914	2,404
Unum Group	24,957	870	Newmont Mining Corp	49,400	934
XL Group PLC	25,558	878			$5,181
		$76,155	Miscellaneous Manufacturing - 2.98%
Internet - 4.36%			3M Co	63,466	10,429
Amazon.com Inc (a)	37,602	11,670	Danaher Corp	60,547	5,189
eBay Inc (a)	111,969	6,284	Dover Corp	16,377	1,175
Expedia Inc	9,776	835	Eaton Corp PLC	47,004	3,194
F5 Networks Inc (a)	7,307	953	General Electric Co	994,572	25,133
Facebook Inc (a)	207,080	16,156	Illinois Tool Works Inc	35,620	3,373
Google Inc - A Shares (a)	28,231	14,981	Ingersoll-Rand PLC	26,292	1,667
Google Inc - C Shares (a)	28,205	14,847	Pall Corp	10,551	1,068
Netflix Inc (a)	5,967	2,039	Parker-Hannifin Corp	14,722	1,898
Priceline Group Inc/The (a)	5,185	5,912	Pentair PLC	18,500	1,229
Symantec Corp	68,352	1,754	Textron Inc	27,340	1,151
TripAdvisor Inc (a)	11,041	824			$55,506
VeriSign Inc (a)	10,793	615
Yahoo! Inc (a)	87,257	4,407	Office & Business Equipment - 0.10%
			Pitney Bowes Inc	19,906	485
		$81,277	Xerox Corp	106,275	1,473
					$1,958

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas - 6.27%			Pipelines (continued)
Anadarko Petroleum Corp	50,158	$4,138	Williams Cos Inc/The	66,625	$2,994
Apache Corp	37,287	2,337			$13,553
Cabot Oil & Gas Corp	40,905	1,211
Chesapeake Energy Corp	51,380	1,005	Publicly Traded Investment Fund - 0.87%
Chevron Corp	187,226	21,003	iShares Core S&P 500 ETF	78,116	16,162
Cimarex Energy Co	8,641	916
ConocoPhillips	121,909	8,419	Real Estate - 0.05%
Denbury Resources Inc	34,918	284	CBRE Group Inc (a)	27,692	948
Devon Energy Corp	38,086	2,331
Diamond Offshore Drilling Inc	6,656	244
Ensco PLC	23,206	695	REITS - 2.31%
EOG Resources Inc	54,274	4,997	American Tower Corp	39,265	3,881
EQT Corp	15,005	1,136	Apartment Investment & Management Co	14,480	538
Exxon Mobil Corp	419,385	38,772	AvalonBay Communities Inc	13,074	2,136
Helmerich & Payne Inc	10,722	723	Boston Properties Inc	15,163	1,951
Hess Corp	25,168	1,858	Crown Castle International Corp	33,065	2,602
Marathon Oil Corp	66,841	1,891	Equity Residential	35,888	2,578
Marathon Petroleum Corp	27,750	2,505	Essex Property Trust Inc	6,333	1,308
Murphy Oil Corp	16,524	835	General Growth Properties Inc	62,149	1,748
Nabors Industries Ltd	28,666	372	HCP Inc	45,485	2,003
Newfield Exploration Co (a)	13,591	369	Health Care REIT Inc	32,453	2,456
Noble Corp PLC	24,955	413	Host Hotels & Resorts Inc	75,004	1,783
Noble Energy Inc	35,691	1,693	Iron Mountain Inc	18,467	714
Occidental Petroleum Corp	76,798	6,191	Kimco Realty Corp	40,747	1,024
Phillips 66	54,820	3,931	Macerich Co/The	13,936	1,163
Pioneer Natural Resources Co	14,747	2,195	Plum Creek Timber Co Inc	17,420	746
QEP Resources Inc	16,414	332	Prologis Inc	49,519	2,131
Range Resources Corp	16,708	893	Public Storage	14,370	2,656
Southwestern Energy Co (a)	34,972	954	Simon Property Group Inc	30,780	5,605
Tesoro Corp	12,503	930	Ventas Inc	29,149	2,090
Transocean Ltd	33,724	618	Vornado Realty Trust	17,292	2,036
Valero Energy Corp	51,624	2,555	Weyerhaeuser Co	51,933	1,864
		$116,746			$43,013

Oil & Gas Services - 1.15%			Retail - 6.30%
			AutoNation Inc (a)	7,396	447
Baker Hughes Inc	42,853	2,403	AutoZone Inc (a)	3,173	1,964
Cameron International Corp (a)	19,555	977
FMC Technologies Inc (a)	23,160	1,085	Bed Bath & Beyond Inc (a)	18,346	1,397
Halliburton Co	83,932	3,301	Best Buy Co Inc	28,833	1,124
			CarMax Inc (a)	21,333	1,420
National Oilwell Varco Inc	42,644	2,794	Chipotle Mexican Grill Inc (a)	3,072	2,103
Schlumberger Ltd	127,443	10,885
		$21,445	Coach Inc	27,294	1,025
			Costco Wholesale Corp	43,356	6,146
Packaging & Containers - 0.12%			CVS Health Corp	113,537	10,935
Ball Corp	13,561	925	Darden Restaurants Inc	13,137	770
Owens-Illinois Inc (a)	16,333	441	Dollar General Corp (a)	30,051	2,125
Sealed Air Corp	20,913	887	Dollar Tree Inc (a)	20,368	1,434
		$2,253	Family Dollar Stores Inc	9,513	754
			GameStop Corp	10,747	363
Pharmaceuticals - 7.30%			Gap Inc/The	26,429	1,113
Abbott Laboratories	149,133	6,714	Home Depot Inc/The	130,517	13,700
AbbVie Inc	157,796	10,326	Kohl's Corp	20,007	1,221
Actavis PLC (a)	26,251	6,757
			L Brands Inc	24,349	2,107
Allergan Inc/United States	29,504	6,272	Lowe's Cos Inc	96,356	6,629
AmerisourceBergen Corp	20,576	1,855	Macy's Inc	34,197	2,249
Bristol-Myers Squibb Co	164,284	9,698	McDonald's Corp	96,386	9,031
Cardinal Health Inc	32,778	2,646	Nordstrom Inc	13,943	1,107
Eli Lilly & Co	97,041	6,695	O'Reilly Automotive Inc (a)	10,047	1,935
Express Scripts Holding Co (a)	72,686	6,154
			PetSmart Inc	9,846	800

Johnson & Johnson	277,222	28,989	PVH Corp	8,160	1,046
Mallinckrodt PLC (a)	11,516	1,140	Ross Stores Inc	20,782	1,959
McKesson Corp	22,965	4,767	Staples Inc	63,366	1,148
Mead Johnson Nutrition Co	20,009	2,012	Starbucks Corp	74,111	6,081
Merck & Co Inc	282,349	16,035	Target Corp	63,085	4,789
Mylan Inc/PA (a)	37,068	2,090
			Tiffany & Co	11,146	1,191

Perrigo Co PLC	13,941	2,330	TJX Cos Inc/The	68,228	4,679
Pfizer Inc (b)	624,013	19,438	Tractor Supply Co	13,463	1,061
Zoetis Inc	49,651	2,137	Urban Outfitters Inc (a)	9,909	348
		$136,055	Walgreens Boots Alliance Inc	86,150	6,565
Pipelines - 0.73%			Wal-Mart Stores Inc	156,419	13,433
Kinder Morgan Inc/DE	168,280	7,120	Yum! Brands Inc	43,329	3,157
ONEOK Inc	20,620	1,027			$117,356
Spectra Energy Corp	66,455	2,412

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES - 2.35%	Shares Held	Value(000	's)

Savings & Loans - 0.05%			Publicly Traded Investment Fund - 2.35%
Hudson City Bancorp Inc	47,655	$482	BlackRock Liquidity Funds FedFund Portfolio	43,871,742	$43,872
People's United Financial Inc	30,501	463
		$945	TOTAL INVESTMENT COMPANIES		$43,872

Semiconductors - 3.03%			Total Investments		$1,865,619
Altera Corp	30,189	1,115	Liabilities in Excess of Other Assets, Net - (0.14)%		$(2,584)
Analog Devices Inc	30,822	1,711	TOTAL NET ASSETS - 100.00%		$1,863,035
Applied Materials Inc	120,669	3,007
Avago Technologies Ltd	25,047	2,520
Broadcom Corp	53,354	2,312	(a) Non-Income Producing Security
First Solar Inc (a)	7,444	332	(b)	Security or a portion of the security was pledged to cover margin
Intel Corp	478,855	17,378	requirements for futures contracts. At the end of the period, the value of
KLA-Tencor Corp	16,290	1,146	these securities totaled $4,460 or 0.24% of net assets.
Lam Research Corp	15,743	1,249
Linear Technology Corp	23,624	1,077
Microchip Technology Inc	19,904	898	Portfolio Summary (unaudited)
Micron Technology Inc (a)	106,314	3,722	Sector		Percent
NVIDIA Corp	51,140	1,025	Consumer, Non-cyclical		22.16%
Qualcomm Inc	164,663	12,239	Financial		16.50%
Texas Instruments Inc	104,615	5,593	Technology		13.07%
Xilinx Inc	26,191	1,134	Communications		11.12%
		$56,458	Industrial		10.12%
Software - 4.10%			Consumer, Cyclical		9.73%
Adobe Systems Inc (a)	46,925	3,412	Energy		8.19%
Akamai Technologies Inc (a)	17,628	1,110	Exchange Traded Funds		3.22%
Autodesk Inc (a)	22,534	1,353	Utilities		3.14%
CA Inc	31,726	966	Basic Materials		2.85%
Cerner Corp (a)	30,099	1,946	Diversified		0.04%
Citrix Systems Inc (a)	15,942	1,017	Liabilities in Excess of Other Assets, Net		(0.14)%
Dun & Bradstreet Corp/The	3,557	430	TOTAL NET ASSETS		100.00%
Electronic Arts Inc (a)	30,795	1,448
Fidelity National Information Services Inc	28,103	1,748
Fiserv Inc (a)	24,162	1,715
Intuit Inc	28,278	2,607
Microsoft Corp	816,367	37,920
Oracle Corp	320,378	14,408
Paychex Inc	32,341	1,493
Red Hat Inc (a)	18,602	1,286
Salesforce.com Inc (a)	58,119	3,447
		$76,306

Telecommunications - 3.13%
AT&T Inc	513,717	17,256
CenturyLink Inc	56,523	2,237
Cisco Systems Inc	506,446	14,087
Frontier Communications Corp	99,245	662
Harris Corp	10,359	744
Juniper Networks Inc	38,129	851
Level 3 Communications Inc (a)	27,617	1,364
Motorola Solutions Inc	20,980	1,407
Verizon Communications Inc	410,986	19,226
Windstream Holdings Inc	59,697	492
		$58,326

Textiles - 0.05%
Mohawk Industries Inc (a)	6,137	953

Toys, Games & Hobbies - 0.09%
Hasbro Inc	11,203	616
Mattel Inc	33,557	1,038
		$1,654

Transportation - 1.79%
CH Robinson Worldwide Inc	14,488	1,085
CSX Corp	98,583	3,572
Expeditors International of Washington Inc	19,118	853
FedEx Corp	26,089	4,530
Kansas City Southern	10,930	1,334
Norfolk Southern Corp	30,647	3,359
Ryder System Inc	5,253	488
Union Pacific Corp	88,056	10,490
United Parcel Service Inc	69,033	7,674
		$33,385
TOTAL COMMON STOCKS		$1,821,747

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2014

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	426	$42,931	$43,716	$785
Total					$785
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2014

COMMON STOCKS - 90.01%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.23%			Beverages (continued)
Alliance Data Systems Corp (a)	306	$88	Coca-Cola Co/The	18,843	$795
Interpublic Group of Cos Inc/The	1,999	41	Coca-Cola Enterprises Inc	1,063	47
Omnicom Group Inc	1,186	92	Constellation Brands Inc (a)	802	79
		$221	Dr Pepper Snapple Group Inc	929	66
			Keurig Green Mountain Inc	581	77
Aerospace & Defense - 1.79%			Molson Coors Brewing Co	762	57
Boeing Co/The	3,169	412	Monster Beverage Corp (a)	689	75
General Dynamics Corp	1,505	207	PepsiCo Inc	7,154	676
L-3 Communications Holdings Inc	407	51			$1,938
Lockheed Martin Corp	1,284	247
Northrop Grumman Corp	966	142	Biotechnology - 2.60%
Raytheon Co	1,474	160	Alexion Pharmaceuticals Inc (a)	948	175
Rockwell Collins Inc	635	54	Amgen Inc	3,636	579
United Technologies Corp	4,053	466	Biogen Idec Inc (a)	1,129	383
		$1,739	Celgene Corp (a)	3,818	427
			Gilead Sciences Inc (a)	7,211	680
Agriculture - 1.47%			Regeneron Pharmaceuticals Inc (a)	355	146
Altria Group Inc	9,447	465	Vertex Pharmaceuticals Inc (a)	1,150	137
Archer-Daniels-Midland Co	3,077	160			$2,527
Lorillard Inc	1,721	108
Philip Morris International Inc	7,426	605	Building Materials - 0.12%
Reynolds American Inc	1,473	95	Martin Marietta Materials Inc	296	33
		$1,433	Masco Corp	1,703	43
			Vulcan Materials Co	630	41
Airlines - 0.34%					$117
Delta Air Lines Inc	4,000	197
Southwest Airlines Co	3,244	137	Chemicals - 2.14%
		$334	Air Products & Chemicals Inc	919	133
			Airgas Inc	321	37
Apparel - 0.64%			CF Industries Holdings Inc	238	65
Michael Kors Holdings Ltd (a)	984	74	Dow Chemical Co/The	5,295	241
Nike Inc	3,335	321	Eastman Chemical Co	710	54
Ralph Lauren Corp	289	53	Ecolab Inc	1,291	135
Under Armour Inc (a)	797	54	EI du Pont de Nemours & Co	4,330	320
VF Corp	1,651	124	FMC Corp	637	36
		$626	International Flavors & Fragrances Inc	387	39
Automobile Manufacturers - 0.64%			LyondellBasell Industries NV	1,986	158
Ford Motor Co	18,396	285	Monsanto Co	2,314	276
General Motors Co	6,451	225	Mosaic Co/The	1,509	69
PACCAR Inc	1,693	115	PPG Industries Inc	656	152
		$625	Praxair Inc	1,393	180
			Sherwin-Williams Co/The	390	103
Automobile Parts & Equipment - 0.36%			Sigma-Aldrich Corp	569	78
BorgWarner Inc	1,087	60			$2,076
Delphi Automotive PLC	1,415	103
Goodyear Tire & Rubber Co/The	1,312	37	Coal - 0.04%
Johnson Controls Inc	3,184	154	Consol Energy Inc	1,100	37
		$354
			Commercial Services - 1.17%
Banks - 6.80%			ADT Corp/The	834	30
Bank of America Corp	50,267	899
Bank of New York Mellon Corp/The	5,381	218	Automatic Data Processing Inc	2,304	192
BB&T Corp	3,443	134	Cintas Corp	464	36
Capital One Financial Corp	2,657	219	Equifax Inc	576	47
Citigroup Inc	14,480	784	H&R Block Inc	1,315	44
Comerica Inc	859	40	MasterCard Inc	4,684	404
Fifth Third Bancorp	3,939	80	McGraw Hill Financial Inc	1,298	115
Goldman Sachs Group Inc/The	1,936	375	Moody's Corp	877	84
			Quanta Services Inc (a)	1,040	29
Huntington Bancshares Inc/OH	3,893	41
JP Morgan Chase & Co	17,868	1,118	Robert Half International Inc	650	38
KeyCorp	4,141	58	Total System Services Inc	791	27
			United Rentals Inc (a)	477	49
M&T Bank Corp	631	79
Morgan Stanley	7,298	283	Western Union Co/The	2,498	45
Northern Trust Corp	1,058	71			$1,140
PNC Financial Services Group Inc/The	2,515	230	Computers - 5.48%
Regions Financial Corp	6,579	70	Accenture PLC - Class A	2,999	268
State Street Corp	1,996	157	Apple Inc	28,033	3,094
SunTrust Banks Inc	2,492	104	Cognizant Technology Solutions Corp (a)	2,911	153
US Bancorp/MN	8,553	385	Computer Sciences Corp	672	42
Wells Fargo & Co	22,564	1,237	EMC Corp/MA	9,727	289
Zions Bancorporation	970	28	Hewlett-Packard Co	8,920	358
		$6,610	International Business Machines Corp	4,399	706
			NetApp Inc	1,490	62
Beverages - 1.99%			SanDisk Corp	1,055	103
Brown-Forman Corp	748	66	Seagate Technology PLC	1,564	104

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Computers (continued)			Electronics - 1.29%
Teradata Corp (a)	731	$32	Agilent Technologies Inc	1,594	$65
Western Digital Corp	1,043	116	Allegion PLC	458	25
		$5,327	Amphenol Corp	1,479	80
			Corning Inc	6,127	140
Consumer Products - 0.30%			FLIR Systems Inc	673	22
Avery Dennison Corp	435	23	Garmin Ltd	576	30
Clorox Co/The	619	64	Honeywell International Inc	3,742	374
Kimberly-Clark Corp	1,780	206	PerkinElmer Inc	540	24
		$293	TE Connectivity Ltd	1,944	123
Cosmetics & Personal Care - 1.61%			Thermo Fisher Scientific Inc	1,912	240
Avon Products Inc	2,078	19	Tyco International PLC	2,000	88
Colgate-Palmolive Co	4,095	283	Waters Corp (a)	398	45
Estee Lauder Cos Inc/The	1,071	82			$1,256
Procter & Gamble Co/The	12,916	1,177	Engineering & Construction - 0.08%
		$1,561	Fluor Corp	747	45
			Jacobs Engineering Group Inc (a)	624	28
Distribution & Wholesale - 0.24%
Fastenal Co	1,304	62			$73
Fossil Group Inc (a)	215	24
			Environmental Control - 0.21%
Genuine Parts Co	731	78	Republic Services Inc	1,207	49
WW Grainger Inc	290	74	Stericycle Inc (a)	406	53
		$238	Waste Management Inc	2,036	104
Diversified Financial Services - 2.45%					$206
Affiliated Managers Group Inc (a)	266	56
			Food - 1.50%
American Express Co	4,253	396	Campbell Soup Co	856	38
Ameriprise Financial Inc	882	117	ConAgra Foods Inc	2,031	74
BlackRock Inc	609	218	General Mills Inc	2,886	154
Charles Schwab Corp/The	5,492	166	Hershey Co/The	707	73
CME Group Inc/IL	1,513	134	Hormel Foods Corp	642	33
Discover Financial Services	2,168	142	JM Smucker Co/The	487	49
E*Trade Financial Corp (a)	1,380	34
			Kellogg Co	1,205	79
Franklin Resources Inc	1,874	104	Kraft Foods Group Inc	2,814	176
Intercontinental Exchange Inc	539	118	Kroger Co/The	2,347	151
Invesco Ltd	2,059	81	McCormick & Co Inc/MD	617	46
Legg Mason Inc	480	26	Mondelez International Inc	8,030	292
NASDAQ OMX Group Inc/The	561	27	Safeway Inc	1,101	39
Navient Corp	1,961	42	Sysco Corp	2,810	111
T Rowe Price Group Inc	1,240	106	Tyson Foods Inc	1,401	56
Visa Inc	2,335	612	Whole Foods Market Inc	1,720	87
		$2,379			$1,458

Electric - 2.63%			Forest Products & Paper - 0.15%
AES Corp/VA	3,136	43	International Paper Co	2,025	109
Ameren Corp	1,160	54	MeadWestvaco Corp	797	35
American Electric Power Co Inc	2,338	142			$144
CMS Energy Corp	1,315	46
Consolidated Edison Inc	1,400	92	Gas - 0.27%
Dominion Resources Inc/VA	2,791	215	AGL Resources Inc	572	31
DTE Energy Co	846	73	CenterPoint Energy Inc	2,054	48
Duke Energy Corp	3,381	282	NiSource Inc	1,509	64
Edison International	1,557	102	Sempra Energy	1,105	123
Entergy Corp	863	76			$266
Exelon Corp	4,108	152
FirstEnergy Corp	2,011	78	Hand & Machine Tools - 0.11%
Integrys Energy Group Inc	382	30	Snap-on Inc	278	38
NextEra Energy Inc	2,086	222	Stanley Black & Decker Inc	749	72
Northeast Utilities	1,514	81			$110
NRG Energy Inc	1,616	44	Healthcare - Products - 1.75%
Pepco Holdings Inc	1,204	32	Baxter International Inc	2,591	190
PG&E Corp	2,271	121	Becton Dickinson and Co	918	128
Pinnacle West Capital Corp	528	36	Boston Scientific Corp (a)	6,340	84
PPL Corp	3,179	115	CareFusion Corp (a)	975	58
Public Service Enterprise Group Inc	2,419	100	Covidien PLC	2,164	221
SCANA Corp	681	41	CR Bard Inc	358	60
Southern Co/The	4,301	211	DENTSPLY International Inc	676	36
TECO Energy Inc	1,122	23	Edwards Lifesciences Corp (a)	511	65
Wisconsin Energy Corp	1,078	57	Hospira Inc	809	49
Xcel Energy Inc	2,417	87	Intuitive Surgical Inc (a)	173	91
		$2,555	Medtronic Inc	4,705	340
Electrical Components & Equipment - 0.27%			Patterson Cos Inc	409	20
AMETEK Inc	1,176	62	St Jude Medical Inc	1,367	89
Emerson Electric Co	3,315	204	Stryker Corp	1,429	135
			Varian Medical Systems Inc (a)	478	41
		$266

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Products (continued)			Iron & Steel - 0.10%
Zimmer Holdings Inc	809	$92	Allegheny Technologies Inc	520	$18
		$1,699	Nucor Corp	1,525	75

Healthcare - Services - 1.27%					$93
Aetna Inc	1,681	149	Leisure Products & Services - 0.24%
Anthem Inc	1,290	162	Carnival Corp	2,153	98
Cigna Corp	1,250	129	Harley-Davidson Inc	1,024	67
DaVita HealthCare Partners Inc (a)	822	62	Royal Caribbean Cruises Ltd	798	66
Humana Inc	733	105			$231
Laboratory Corp of America Holdings (a)	404	44
Quest Diagnostics Inc	691	46	Lodging - 0.26%
Tenet Healthcare Corp (a)	470	24	Marriott International Inc/DE	1,016	79
UnitedHealth Group Inc	4,588	464	Starwood Hotels & Resorts Worldwide Inc	854	69
Universal Health Services Inc	435	49	Wyndham Worldwide Corp	589	51
		$1,234	Wynn Resorts Ltd	387	58
					$257
Holding Companies - Diversified - 0.03%
Leucadia National Corp	1,514	34	Machinery - Construction & Mining - 0.30%
			Caterpillar Inc	2,894	265
			Joy Global Inc	469	22
Home Builders - 0.12%					$287
DR Horton Inc	1,586	40
Lennar Corp	854	39	Machinery - Diversified - 0.50%
Pulte Group Inc	1,595	34	Cummins Inc	812	117
		$113	Deere & Co	1,713	152
			Flowserve Corp	652	39
Home Furnishings - 0.14%			Rockwell Automation Inc	649	72
Harman International Industries Inc	327	35	Roper Industries Inc	479	75
Leggett & Platt Inc	658	28	Xylem Inc/NY	869	33
Whirlpool Corp	372	72			$488
		$135
			Media - 3.12%
Housewares - 0.05%			Cablevision Systems Corp	1,046	22
Newell Rubbermaid Inc	1,296	49	CBS Corp	2,279	126
			Comcast Corp - Class A	12,314	714
			DIRECTV (a)	2,401	208
Insurance - 3.78%			Discovery Communications Inc - A Shares (a)	710	25
ACE Ltd	1,586	182	Discovery Communications Inc - C Shares (a)	1,306	44
Aflac Inc	2,154	131
			Gannett Co Inc	1,079	35
Allstate Corp/The	2,005	141	News Corp (a)	2,384	37
American International Group Inc	6,691	375
Aon PLC	1,363	129	Nielsen NV	1,548	69
Assurant Inc	336	23	Scripps Networks Interactive Inc	485	37
Berkshire Hathaway Inc - Class B (a)	8,716	1,309	Time Warner Cable Inc	1,341	204
Chubb Corp/The	1,127	117	Time Warner Inc	4,008	342
Cincinnati Financial Corp	703	36	Twenty-First Century Fox Inc - A Shares	8,863	340
Genworth Financial Inc (a)	2,374	20	Viacom Inc	1,766	133
Hartford Financial Services Group Inc/The	2,062	86	Walt Disney Co/The	7,457	702
Lincoln National Corp	1,242	72			$3,038
Loews Corp	1,431	60	Metal Fabrication & Hardware - 0.17%
Marsh & McLennan Cos Inc	2,585	148	Precision Castparts Corp	681	164
MetLife Inc	5,430	294
Progressive Corp/The	2,557	69
Prudential Financial Inc	2,189	198	Mining - 0.26%
Torchmark Corp	615	33	Alcoa Inc	5,635	89
Travelers Cos Inc/The	1,584	168	Freeport-McMoRan Inc	4,967	116
Unum Group	1,204	42	Newmont Mining Corp	2,384	45
XL Group PLC	1,233	42			$250
		$3,675	Miscellaneous Manufacturing - 2.76%
Internet - 4.03%			3M Co	3,063	503
Amazon.com Inc (a)	1,815	563	Danaher Corp	2,922	250
eBay Inc (a)	5,404	303	Dover Corp	790	57
Expedia Inc	472	40	Eaton Corp PLC	2,269	154
F5 Networks Inc (a)	353	46	General Electric Co (b)	48,000	1,213
Facebook Inc (a)	9,994	780	Illinois Tool Works Inc	1,719	163
Google Inc - A Shares (a)	1,362	723	Ingersoll-Rand PLC	1,269	80
Google Inc - C Shares (a)	1,361	716	Pall Corp	509	52
Netflix Inc (a)	288	98	Parker-Hannifin Corp	710	92
Priceline Group Inc/The (a)	250	285	Pentair PLC	893	59
Symantec Corp	3,299	85	Textron Inc	1,319	56
TripAdvisor Inc (a)	533	40			$2,679
VeriSign Inc (a)	521	30
Yahoo! Inc (a)	4,211	213	Office & Business Equipment - 0.10%
			Pitney Bowes Inc	961	23
		$3,922	Xerox Corp	5,129	71
					$94

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas - 5.79%			Pipelines (continued)
Anadarko Petroleum Corp	2,421	$200	Williams Cos Inc/The	3,215	$144
Apache Corp	1,800	113			$654
Cabot Oil & Gas Corp	1,974	58
Chesapeake Energy Corp	2,480	48	Publicly Traded Investment Fund - 0.39%
Chevron Corp	9,036	1,014	iShares Core S&P 500 ETF	1,835	380
Cimarex Energy Co	417	44
ConocoPhillips	5,884	406	Real Estate - 0.05%
Denbury Resources Inc	1,685	14	CBRE Group Inc (a)	1,336	46
Devon Energy Corp	1,838	112
Diamond Offshore Drilling Inc	321	12
Ensco PLC	1,120	33	REITS - 2.14%
EOG Resources Inc	2,619	241	American Tower Corp	1,895	187
EQT Corp	724	55	Apartment Investment & Management Co	699	26
Exxon Mobil Corp (b)	20,240	1,871	AvalonBay Communities Inc	631	103
Helmerich & Payne Inc	517	35	Boston Properties Inc	732	94
Hess Corp	1,215	90	Crown Castle International Corp	1,596	126
Marathon Oil Corp	3,226	91	Equity Residential	1,732	124
Marathon Petroleum Corp	1,339	121	Essex Property Trust Inc	306	63
Murphy Oil Corp	797	40	General Growth Properties Inc	2,999	84
Nabors Industries Ltd	1,383	18	HCP Inc	2,195	97
Newfield Exploration Co (a)	656	18	Health Care REIT Inc	1,566	119
Noble Corp PLC	1,204	20	Host Hotels & Resorts Inc	3,620	86
Noble Energy Inc	1,723	82	Iron Mountain Inc	891	35
Occidental Petroleum Corp	3,706	299	Kimco Realty Corp	1,967	50
Phillips 66	2,646	190	Macerich Co/The	673	56
Pioneer Natural Resources Co	712	106	Plum Creek Timber Co Inc	841	36
QEP Resources Inc	792	16	Prologis Inc	2,390	103
Range Resources Corp	806	43	Public Storage	694	128
Southwestern Energy Co (a)	1,688	46	Simon Property Group Inc	1,485	270
Tesoro Corp	603	45	Ventas Inc	1,407	101
Transocean Ltd	1,628	30	Vornado Realty Trust	835	98
Valero Energy Corp	2,491	123	Weyerhaeuser Co	2,506	90
		$5,634			$2,076

Oil & Gas Services - 1.06%			Retail - 5.82%
			AutoNation Inc (a)	357	22
Baker Hughes Inc	2,068	116	AutoZone Inc (a)	153	95
Cameron International Corp (a)	944	47
FMC Technologies Inc (a)	1,118	53	Bed Bath & Beyond Inc (a)	885	67
Halliburton Co	4,051	159	Best Buy Co Inc	1,392	54
			CarMax Inc (a)	1,030	69
National Oilwell Varco Inc	2,058	135	Chipotle Mexican Grill Inc (a)	148	101
Schlumberger Ltd	6,151	525
		$1,035	Coach Inc	1,317	49
			Costco Wholesale Corp	2,092	297
Packaging & Containers - 0.11%			CVS Health Corp	5,480	528
Ball Corp	654	45	Darden Restaurants Inc	634	37
Owens-Illinois Inc (a)	788	21	Dollar General Corp (a)	1,450	103
Sealed Air Corp	1,009	43	Dollar Tree Inc (a)	983	69
		$109	Family Dollar Stores Inc	459	36
			GameStop Corp	519	18
Pharmaceuticals - 6.75%			Gap Inc/The	1,276	54
Abbott Laboratories	7,197	324	Home Depot Inc/The	6,299	661
AbbVie Inc	7,616	498	Kohl's Corp	966	59
Actavis PLC (a)	1,267	326
			L Brands Inc	1,175	102
Allergan Inc/United States	1,424	303	Lowe's Cos Inc	4,650	320
AmerisourceBergen Corp	993	90	Macy's Inc	1,650	108
Bristol-Myers Squibb Co	7,929	468	McDonald's Corp	4,652	436
Cardinal Health Inc	1,582	128	Nordstrom Inc	673	53
Eli Lilly & Co	4,683	323	O'Reilly Automotive Inc (a)	485	93
Express Scripts Holding Co (a)	3,508	297
			PetSmart Inc	475	39

Johnson & Johnson	13,379	1,399	PVH Corp	394	51
Mallinckrodt PLC (a)	556	55	Ross Stores Inc	1,003	95
McKesson Corp	1,108	230	Staples Inc	3,058	55
Mead Johnson Nutrition Co	966	97	Starbucks Corp	3,577	294
Merck & Co Inc	13,627	774	Target Corp	3,045	231
Mylan Inc/PA (a)	1,789	101
			Tiffany & Co	538	57
Perrigo Co PLC	673	112	TJX Cos Inc/The	3,293	226
Pfizer Inc	30,116	938	Tractor Supply Co	650	51
Zoetis Inc	2,396	103	Urban Outfitters Inc (a)	478	17
		$6,566	Walgreens Boots Alliance Inc	4,158	317
Pipelines - 0.67%			Wal-Mart Stores Inc	7,549	648
Kinder Morgan Inc/DE	8,122	344	Yum! Brands Inc	2,091	152
ONEOK Inc	995	50			$5,664
Spectra Energy Corp	3,207	116

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES - 9.46%	Shares Held	Value (000's)

Savings & Loans - 0.05%			Publicly Traded Investment Fund - 9.46%
Hudson City Bancorp Inc	2,300	$23	BlackRock Liquidity Funds FedFund Portfolio	9,203,304	$9,203
People's United Financial Inc	1,472	23
		$46	TOTAL INVESTMENT COMPANIES		$9,203

Semiconductors - 2.80%			U.S. GOVERNMENT & GOVERNMENT	Principal
Altera Corp	1,457	54	AGENCY OBLIGATIONS - 0.26%	Amount (000's) Value (000's)
Analog Devices Inc	1,488	83	U.S. Treasury Bill - 0.26%
Applied Materials Inc	5,824	145	0.02%, 01/15/2015(c),(d)	$250	$250
Avago Technologies Ltd	1,209	122
Broadcom Corp	2,575	111	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
First Solar Inc (a)	359	16	OBLIGATIONS		$250
Intel Corp	23,110	839	TOTAL PURCHASED OPTIONS - 0.13%		$126
KLA-Tencor Corp	786	55	Total Investments		$97,100
Lam Research Corp	760	60	Other Assets in Excess of Liabilities, Net - 0.14%		$136
Linear Technology Corp	1,140	52	TOTAL NET ASSETS - 100.00%		$97,236
Microchip Technology Inc	961	43
Micron Technology Inc (a)	5,131	180
NVIDIA Corp	2,468	49	(a) Non-Income Producing Security
Qualcomm Inc	7,947	591	(b) Security or a portion of the security was pledged to cover margin
Texas Instruments Inc	5,049	270	requirements for futures contracts. At the end of the period, the value of
Xilinx Inc	1,264	55	these securities totaled $723 or 0.74% of net assets.
		$2,725	(c) Rate shown is the discount rate of the original purchase.
Software - 3.79%			(d) Security or a portion of the security was pledged to cover margin
Adobe Systems Inc (a)	2,265	165	requirements for options contracts. At the end of the period, the value of
Akamai Technologies Inc (a)	851	54	these securities totaled $250 or 0.26% of net assets.
Autodesk Inc (a)	1,088	65
CA Inc	1,531	47
Cerner Corp (a)	1,453	94	Portfolio Summary (unaudited)
Citrix Systems Inc (a)	769	49	Sector		Percent
Dun & Bradstreet Corp/The	172	21	Consumer, Non-cyclical		20.48%
Electronic Arts Inc (a)	1,486	70
			Financial		15.27%
Fidelity National Information Services Inc	1,356	84	Technology		12.10%
Fiserv Inc (a)	1,166	83
			Communications		10.28%
Intuit Inc	1,365	126	Exchange Traded Funds		9.85%
Microsoft Corp (b)	39,399	1,830
			Industrial		9.36%
Oracle Corp	15,462	695	Consumer, Cyclical		8.98%
Paychex Inc	1,561	72	Energy		7.56%
Red Hat Inc (a)	898	62
Salesforce.com Inc (a)	2,805	166	Utilities		2.90%
			Basic Materials		2.65%
		$3,683	Government		0.26%
Telecommunications - 2.90%			Purchased Options		0.13%
AT&T Inc	24,793	833	Diversified		0.04%
CenturyLink Inc	2,728	108	Other Assets in Excess of Liabilities, Net		0.14%
Cisco Systems Inc	24,442	680	TOTAL NET ASSETS		100.00%
Frontier Communications Corp	4,790	32
Harris Corp	500	36
Juniper Networks Inc	1,840	41
Level 3 Communications Inc (a)	1,333	66
Motorola Solutions Inc	1,013	68
Verizon Communications Inc	19,835	928
Windstream Holdings Inc	2,881	23
		$2,815

Textiles - 0.05%
Mohawk Industries Inc (a)	296	46

Toys, Games & Hobbies - 0.08%
Hasbro Inc	541	30
Mattel Inc	1,620	50
		$80

Transportation - 1.66%
CH Robinson Worldwide Inc	699	52
CSX Corp	4,758	172
Expeditors International of Washington Inc	923	41
FedEx Corp	1,259	219
Kansas City Southern	528	65
Norfolk Southern Corp	1,479	162
Ryder System Inc	254	24
Union Pacific Corp	4,250	506
United Parcel Service Inc	3,332	370
		$1,611
TOTAL COMMON STOCKS		$87,521

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2014

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long		43	$4,382	$4,413		$31
Total							$31

Amounts in thousands except contracts

Options

				Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Put - S&P 500 Index	$2,075.00	01/05/2015	65	$23		$126	$103
Total				$23		$126	$103

				Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Put - S&P 500 Index	$2,065.00	01/05/2015	65	$(14)		$(80)	$(66)
Total				$(14)		$(80)	$(66)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
December 31, 2014

COMMON STOCKS - 98.53%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 5.84%			Iron & Steel - 0.53%
General Dynamics Corp	26,592	$3,660	United States Steel Corp	34,017	$910
Raytheon Co	23,288	2,519
United Technologies Corp	32,924	3,786	Media - 3.92%
		$9,965	Comcast Corp - Class A	60,034	3,482
Agriculture - 2.76%			Time Warner Cable Inc	11,796	1,794
Archer-Daniels-Midland Co	54,282	2,823	Time Warner Inc	16,556	1,414
Philip Morris International Inc	23,183	1,888			$6,690
		$4,711	Miscellaneous Manufacturing - 1.54%
Airlines - 3.16%			Danaher Corp	29,546	2,532
Delta Air Lines Inc	38,692	1,903	General Electric Co	3,783	96
Southwest Airlines Co	82,433	3,489			$2,628
		$5,392	Office & Business Equipment - 0.65%
Automobile Parts & Equipment - 1.03%			Xerox Corp	79,572	1,103
Lear Corp	17,853	1,751
			Oil & Gas - 9.52%
Banks - 17.54%			Chevron Corp	11,184	1,255
Bank of America Corp	229,550	4,107	Cimarex Energy Co	12,385	1,313
Capital One Financial Corp	10,391	858	ConocoPhillips	37,856	2,614
Goldman Sachs Group Inc/The	22,976	4,453	EOG Resources Inc	12,853	1,183
Huntington Bancshares Inc/OH	148,014	1,557	Exxon Mobil Corp	81,305	7,517
JP Morgan Chase & Co	77,318	4,839	Tesoro Corp	27,096	2,015
KeyCorp	250,119	3,477	Valero Energy Corp	6,936	343
PNC Financial Services Group Inc/The	25,051	2,285			$16,240
Wells Fargo & Co	152,519	8,361	Packaging & Containers - 0.21%
		$29,937	Rock-Tenn Co	5,836	356
Biotechnology - 1.46%
Amgen Inc	15,641	2,491	Pharmaceuticals - 8.36%
			Cardinal Health Inc	51,694	4,173
Computers - 4.02%			Johnson & Johnson	26,624	2,784
Hewlett-Packard Co	45,803	1,838	Pfizer Inc	234,919	7,318
Lexmark International Inc	15,891	656			$14,275
Western Digital Corp	39,509	4,374	REITS - 5.01%
		$6,868	Duke Realty Corp	70,804	1,430
Diversified Financial Services - 1.92%			Extra Space Storage Inc	27,079	1,588
Discover Financial Services	50,133	3,283	General Growth Properties Inc	86,273	2,427
			Host Hotels & Resorts Inc	55,005	1,308
			Simon Property Group Inc	7,157	1,303
Electric - 7.08%			UDR Inc	16,232	500
Edison International	13,379	876			$8,556
Entergy Corp	44,608	3,902
Exelon Corp	65,016	2,411	Retail - 2.37%
PPL Corp	59,683	2,168	Foot Locker Inc	38,818	2,181
Public Service Enterprise Group Inc	65,748	2,723	Macy's Inc (b)	28,264	1,858
		$12,080			$4,039

Engineering & Construction - 0.41%			Semiconductors - 3.80%
AECOM Technology Corp (a)	23,088	701	Broadcom Corp	47,271	2,048
			Intel Corp	122,337	4,440
					$6,488
Food - 3.59%
Kroger Co/The	58,575	3,761	Software - 3.34%
Tyson Foods Inc	59,231	2,375	Electronic Arts Inc (a)	36,503	1,716
		$6,136	Microsoft Corp	85,755	3,983
					$5,699
Healthcare - Products - 0.89%
St Jude Medical Inc	23,410	1,522	Telecommunications - 0.38%
			AT&T Inc	19,374	651

Healthcare - Services - 3.50%
Aetna Inc	32,918	2,924	TOTAL COMMON STOCKS		$168,173
Anthem Inc	24,257	3,048	INVESTMENT COMPANIES - 1.65%	Shares Held	Value(000	's)
		$5,972	Publicly Traded Investment Fund - 1.65%
Insurance - 5.70%			BlackRock Liquidity Funds FedFund Portfolio	2,814,650	2,815
American International Group Inc	70,279	3,936
Berkshire Hathaway Inc - Class B (a)	13,670	2,053	TOTAL INVESTMENT COMPANIES		$2,815
PartnerRe Ltd	19,254	2,197	Total Investments		$170,988
Prudential Financial Inc	17,059	1,543	Liabilities in Excess of Other Assets, Net - (0.18)%			$(315)
		$9,729	TOTAL NET ASSETS - 100.00%		$170,673

			(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
LargeCap Value Account
December 31, 2014

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $822 or 0.48% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.17%
Consumer, Non-cyclical		20.56%
Technology		11.81%
Energy		9.52%
Industrial		8.00%
Utilities		7.08%
Consumer, Cyclical		6.56%
Communications		4.30%
Exchange Traded Funds		1.65%
Basic Materials		0.53%
Liabilities in Excess of Other Assets, Net		(0.18)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	25	$2,488	$2,566	$78
Total					$78

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
MidCap Account
December 31, 2014

COMMON STOCKS - 100.18%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 1.61%			Insurance (continued)
Rockwell Collins Inc	51,348	$4,338	Arch Capital Group Ltd (a)	58,797	$3,475
TransDigm Group Inc	34,573	6,788	Brown & Brown Inc	246,089	8,099
		$11,126	Loews Corp	294,862	12,390
			Markel Corp (a)	27,970	19,099
Banks - 1.14%			Progressive Corp/The	217,342	5,866
M&T Bank Corp	63,140	7,932	White Mountains Insurance Group Ltd	9,093	5,729
			Willis Group Holdings PLC	125,619	5,629
Building Materials - 1.12%					$78,324
Martin Marietta Materials Inc	70,261	7,751	Internet - 4.43%
			Liberty Interactive Corp (a)	442,899	13,030
Chemicals - 5.21%			Liberty Ventures (a)	208,695	7,872
Air Products & Chemicals Inc	108,634	15,668	VeriSign Inc (a)	171,183	9,758
Airgas Inc	74,061	8,530			$30,660
Ashland Inc	71,701	8,587
Ecolab Inc	31,371	3,279	Lodging - 1.35%
			Wyndham Worldwide Corp	67,392	5,780
		$36,064	Wynn Resorts Ltd	24,229	3,604
Commercial Services - 7.17%					$9,384
KAR Auction Services Inc	244,287	8,465
Live Nation Entertainment Inc (a)	216,718	5,658	Machinery - Diversified - 0.74%
Macquarie Infrastructure Co LLC	97,372	6,922	Roper Industries Inc	32,835	5,134
McGraw Hill Financial Inc	77,749	6,918
Moody's Corp	124,717	11,949	Media - 7.70%
Robert Half International Inc	58,317	3,405	Discovery Communications Inc - C Shares (a)	367,268	12,384
Verisk Analytics Inc (a)	99,210	6,354	FactSet Research Systems Inc	27,042	3,806
		$49,671	Liberty Broadband Corp - A Shares (a)	40,946	2,051
			Liberty Broadband Corp - C Shares (a)	81,129	4,042
Distribution & Wholesale - 1.90%			Liberty Broadband Corp - Rights (a)	24,874	236
Fastenal Co	117,321	5,580	Liberty Global PLC - A Shares (a)	88,550	4,446
HD Supply Holdings Inc (a)	86,282	2,544	Liberty Global PLC - C Shares (a)	241,450	11,665
WW Grainger Inc	19,769	5,039	Liberty Media Corp - A Shares (a)	134,259	4,735
		$13,163	Liberty Media Corp - C Shares (a)	255,580	8,953
			Tribune Media Co (a)	17,775	1,062
Diversified Financial Services - 2.74%
Charles Schwab Corp/The	322,573	9,738			$53,380
FNF Group	236,639	8,152	Miscellaneous Manufacturing - 1.60%
FNFV Group (a)	68,982	1,086	Colfax Corp (a)	178,033	9,181
		$18,976	Donaldson Co Inc	48,869	1,888
Electric - 1.56%					$11,069
Brookfield Infrastructure Partners LP	146,969	6,153	Oil & Gas - 3.15%
Brookfield Renewable Energy Partners LP/CA	53,698	1,661	Cimarex Energy Co	56,278	5,965
Calpine Corp (a)	134,967	2,987
			EOG Resources Inc	82,867	7,630
		$10,801	Hess Corp	111,510	8,232
Electronics - 0.93%					$21,827
Sensata Technologies Holding NV (a)	122,761	6,434
			Pharmaceuticals - 4.17%
			Mead Johnson Nutrition Co	92,116	9,261
Engineering & Construction - 1.02%			Valeant Pharmaceuticals International Inc (a)	117,489	16,814
SBA Communications Corp (a)	64,128	7,103	Zoetis Inc	66,059	2,843
					$28,918

Forest Products & Paper - 0.35%			Pipelines - 2.95%
MeadWestvaco Corp	54,122	2,403	Kinder Morgan Inc/DE	261,358	11,058
			Kinder Morgan Inc/DE - Warrants (a)	90,999	388
			Williams Cos Inc/The	199,867	8,982
Healthcare - Products - 3.13%					$20,428
Becton Dickinson and Co	56,571	7,873
CR Bard Inc	56,895	9,480	Private Equity - 0.63%
DENTSPLY International Inc	80,838	4,306	Onex Corp	75,141	4,385
		$21,659

Healthcare - Services - 1.20%			Real Estate - 6.81%
Laboratory Corp of America Holdings (a)	76,992	8,307	Brookfield Asset Management Inc	554,389	27,792
			Brookfield Property Partners LP	98,922	2,262
			CBRE Group Inc (a)	202,763	6,945
Holding Companies - Diversified - 3.43%			Forest City Enterprises Inc (a)	289,639	6,169
Leucadia National Corp	361,167	8,097	Howard Hughes Corp/The (a)	30,906	4,031
Liberty TripAdvisor Holdings Inc (a)	137,825	3,708
Restaurant Brands International Inc (a)	303,142	11,835			$47,199
Restaurant Brands International LP (a)	3,001	113	REITS - 1.79%
		$23,753	Crown Castle International Corp	157,213	12,373

Insurance - 11.30%
Alleghany Corp (a)	7,516	3,484	Retail - 12.03%
Aon PLC	153,466	14,553	AutoZone Inc (a)	18,938	11,725

See accompanying notes.

Schedule of Investments
MidCap Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)
CarMax Inc (a)	157,478		$10,485
Copart Inc (a)	144,615		5,277
Dollar General Corp (a)	133,247		9,420
O'Reilly Automotive Inc (a)	118,532		22,832
Ross Stores Inc	73,823		6,958
TJX Cos Inc/The	242,574		16,636
			$83,333

Semiconductors - 1.22%
Microchip Technology Inc	187,368		8,452

Software - 4.51%
Adobe Systems Inc (a)	111,353		8,095
Fidelity National Information Services Inc	169,049		10,515
Intuit Inc	98,694		9,099
MSCI Inc	74,927		3,554
			$31,263

Telecommunications - 2.07%
EchoStar Corp (a)	94,871		4,981
Motorola Solutions Inc	139,327		9,346
			$14,327

Textiles - 1.22%
Mohawk Industries Inc (a)	54,386		8,449

TOTAL COMMON STOCKS			$694,048
INVESTMENT COMPANIES - 0.02%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.02%
BlackRock Liquidity Funds FedFund Portfolio	155,350		155

TOTAL INVESTMENT COMPANIES			$155
Total Investments			$694,203
Liabilities in Excess of Other Assets, Net - (0.20)%			$(1,407)
TOTAL NET ASSETS - 100.00%			$692,796

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector			Percent
Financial			24.42%
Consumer, Cyclical			16.50%
Consumer, Non-cyclical			15.67%
Communications			14.19%
Industrial			7.02%
Energy			6.10%
Technology			5.73%
Basic Materials			5.56%
Diversified			3.43%
Utilities			1.56%
Exchange Traded Funds			0.02%
Liabilities in Excess of Other Assets, Net			(0.20)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Money Market Account
December 31, 2014

	INVESTMENT COMPANIES - 6.71%	Shares Held	Value (000's)		Principal
				BONDS (continued)	Amount (000's)	Value (000's)
	Publicly Traded Investment Fund - 6.71%
	BlackRock Liquidity Funds TempFund	5,000,000	$5,000	Other Asset Backed Securities (continued)
	Portfolio			GE Equipment Transportation LLC Series
	Deutsche Money Market Series	4,800,000	4,800	2014-1
	Morgan Stanley Institutional Liquidity Funds -	3,860,000	3,860	0.20%, 06/23/2015(a)	$316	$317
	Government Portfolio			Macquarie Equipment Funding Trust 2014-A
	STIT - Liquid Assets Portfolio	5,120,000	5,120	0.26%, 09/21/2015(b)	949	949
			$18,780			$4,098
	TOTAL INVESTMENT COMPANIES		$18,780	TOTAL BONDS		$23,015
		Principal			Principal
BONDS	- 8.22%	Amount (000's) Value (000's)		MUNICIPAL BONDS - 7.16%	Amount (000's) Value (000's)

	Automobile Asset Backed Securities - 4.69%			California - 0.09%
	Ally Auto Receivables Trust 2014-2			California Statewide Communities
	0.20%, 10/15/2015(a)	$899	$899	Development Authority (credit support from
	Ally Auto Receivables Trust 2014-SN2			Fannie Mae)
	0.25%, 10/20/2015(a)	1,073	1,073	0.14%, 01/08/2015(d)	$250	$250
	AmeriCredit Automobile Receivables Trust
	2014-2			Colorado - 0.86%
	0.21%, 06/08/2015(a)	14	14
				City of Colorado Springs CO Utilities System
	ARI Fleet Lease Trust 2014-A
	0.25%, 04/15/2015(a),(b)	207	207	Revenue (credit support from Bank of
				America)
	Bank of The West Auto Trust 2014-1			0.16%, 01/08/2015(d)	1,600	1,600
	0.25%, 11/16/2015(b)	1,504	1,504
				Colorado Housing & Finance
	Chrysler Capital Auto Receivables Trust 2014-			Authority (credit support from Federal Home
	B			Loan Bank)
	0.20%, 10/15/2015(a),(b)	1,150	1,150	0.10%, 01/08/2015(a),(d)	800	800
	Enterprise Fleet Financing LLC					$2,400
	0.25%, 08/20/2015(b)	548	548
	Ford Credit Auto Owner Trust 2014-C			Illinois - 0.07%
	0.23%, 12/15/2015(b)	1,612	1,612	Memorial Health System/IL (credit support
	GM Financial Automobile Leasing Trust			from JP Morgan Chase & Co)
	2014-2			0.08%, 01/08/2015(d)	200	200
	0.25%, 09/21/2015(b)	235	235
	Nissan Auto Lease Trust 2014-B
	0.20%, 10/15/2015(a)	1,367	1,367	Indiana - 0.14%
				Ball State University Foundation Inc (credit
	Santander Drive Auto Receivables Trust 2014-			support from US Bank)
	5			0.10%, 01/02/2015(d)	400	400
	0.27%, 12/15/2015	1,433	1,433
	Volkswagen Auto Loan Enhanced Trust 2014-
	2			Iowa- 0.21%
	0.20%, 10/20/2015(a)	1,146	1,146	Iowa Finance Authority (credit support from
	Wheels SPV 2 LLC			FHLB 100%, Fannie Mae 78.25% and Ginnie
	0.24%, 05/20/2015(a),(b)	355	355	Mae 21.75%)
	World Omni Auto Receivables Trust 2014-B			0.12%, 01/08/2015(d)	600	600
	0.23%, 11/16/2015	773	773
	World Omni Automobile Lease Securitization
	Trust 2014-A			Minnesota - 0.50%
				Minnesota Housing Finance Agency (credit
	0.20%, 10/09/2015	801	801	support from State Street Bank & Trust)
			$13,117	0.16%, 01/08/2015(d)	1,400	1,400
Banks	- 0.64%
	Wells Fargo Bank NA			New Mexico - 0.43%
	0.39%, 01/22/2016(a)	1,800	1,800
				Village of Los Lunas NM (credit support from
				Wells Fargo)
	Diversified Financial Services - 0.71%			0.21%, 01/08/2015(d)	1,200	1,200
	MetLife Inc
	0.30%, 08/17/2015(a),(c)	2,000	2,000
				New York - 3.19%
				Housing Development Corp/NY (credit
	Insurance - 0.72%			support from Fannie Mae)
	New York Life Global			0.08%, 01/08/2015(d)	2,150	2,150
	0.22%, 07/24/2015(a),(c)	2,000	2,000	Housing Development Corp/NY (credit
				support from Freddie Mac)
				0.08%, 01/08/2015(d)	1,320	1,320
	Other Asset Backed Securities - 1.46%			New York State Housing Finance
	CIT Equipment Collateral 2014-VT1			Agency (credit support from Fannie Mae)
	0.30%, 12/21/2015(a),(b)	1,596	1,596	0.07%, 01/08/2015(d)	900	900
	Dell Equipment Finance Trust 2014-1			0.09%, 01/08/2015(d)	1,560	1,560
	0.26%, 08/14/2015(b)	712	712	0.19%, 01/08/2015(d)	1,700	1,700
	GE Equipment Midticket LLC Series 2014-1			New York State Housing Finance
	0.20%, 09/22/2015(a)	339	339
				Agency (credit support from Freddie Mac)
	GE Equipment Small Ticket LLC Series 2014-			0.07%, 01/08/2015(d)	1,300	1,300
	1					$8,930
	0.25%, 04/24/2015(a),(b)	185	185

See accompanying notes.

Schedule of Investments
Money Market Account
December 31, 2014

		Principal			Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)

	North Carolina - 0.30%			Banks (continued)
	City of Raleigh NC (credit support from			Mizuho Funding LLC (credit support from
	Wachovia Bank NA)			Mizuho Corp Bank Ltd)
	0.16%, 01/08/2015(d)	$840	$840	0.21%, 02/18/2015(b),(d)	$2,000	$1,999
				MUFG Union Bank NA
				0.18%, 02/06/2015	2,100	2,100
Ohio	- 0.36%			Nordea Bank AB
	Ohio Higher Educational Facility			0.14%, 01/27/2015(b),(e)	2,000	2,000
	Commission (credit support from US Bank)			0.20%, 03/23/2015(b),(e)	2,200	2,199
	0.12%, 01/08/2015(d)	1,000	1,000
				PNC Bank NA
				0.28%, 06/22/2015	1,600	1,598
	Pennsylvania - 0.28%			Skandinaviska Enskilda Banken AB
	Luzerne County Industrial Development			0.17%, 02/11/2015(b),(e)	1,965	1,965
	Authority (credit support from Wells Fargo)			0.17%, 05/01/2015(b),(e)	2,200	2,199
	0.21%, 01/08/2015(d)	770	770	0.22%, 01/08/2015(b),(e)	2,000	2,000
				Societe Generale SA
				0.28%, 03/03/2015(b),(e)	2,100	2,099
Texas	- 0.57%			Standard Chartered Bank/New York
	South Central Texas Industrial Development			0.20%, 03/11/2015(b)	2,200	2,199
	Corp (credit support from JP Morgan Chase &			0.21%, 02/17/2015(b)	2,000	1,999
	Co)			0.22%, 04/22/2015(b)	1,300	1,299
	0.07%, 01/08/2015(d)	1,600	1,600
				Sumitomo Mitsui Banking Corp
				0.13%, 01/02/2015(b),(e)	2,300	2,300
	Washington - 0.16%			0.17%, 01/02/2015(b),(e)	2,000	2,000
	Washington State Housing Finance			0.22%, 03/24/2015(b),(e)	2,200	2,199
	Commission (credit support from Bank of			United Overseas Bank Ltd
	America)			0.21%, 04/13/2015(b),(e)	2,200	2,199
	0.13%, 01/08/2015(d)	440	440			$60,346

	TOTAL MUNICIPAL BONDS		$20,030	Beverages - 0.72%
				Brown-Forman Corp
		Principal		0.16%, 01/13/2015(b)	2,000	2,000
	COMMERCIAL PAPER - 69.94%	Amount (000's)	Value (000's)

	Automobile Manufacturers - 2.89%
	PACCAR Financial Corp (credit support from			Diversified Financial Services - 27.67%
				Alpine Securitization Corp
	PACCAR Inc)			0.18%, 02/10/2015(b)	2,000	1,999
	0.15%, 01/27/2015(d)	$2,200	$2,200
				0.19%, 02/03/2015(b)	1,200	1,200
	0.16%, 02/06/2015(d)	1,500	1,500
				0.22%, 02/12/2015(b)	1,000	1,000
	Toyota Financial Services de Puerto Rico			0.26%, 04/01/2015(b)	2,100	2,099
	Inc (credit support from Toyota Financial			Anglesea Funding LLC
	Services)			0.20%, 01/08/2015(b)	2,100	2,100
	0.18%, 02/13/2015(d)	2,200	2,199
				AXA Financial Inc (credit support from AXA
	Toyota Motor Credit Corp			SA)
	0.13%, 01/29/2015	2,200	2,200	0.20%, 01/29/2015(b),(d)	1,150	1,150
			$8,099	BNP Paribas Finance Inc (credit support from
Banks	- 21.56%			BNP Paribas)
	Bank of America NA			0.18%, 02/04/2015(d)	2,300	2,299
	0.19%, 03/17/2015	2,000	2,000	0.20%, 02/17/2015(d)	1,300	1,300
	Bank of Tokyo-Mitsubishi UFJ Ltd/New York			0.22%, 02/06/2015(d)	1,000	1,000
	NY			0.25%, 03/12/2015(d)	2,200	2,199
	0.14%, 01/02/2015	2,300	2,300	Collateralized Commercial Paper Co LLC
	0.22%, 04/29/2015	2,200	2,198	0.15%, 01/05/2015	1,000	1,000
	Barclays Bank PLC			0.20%, 02/24/2015	2,200	2,199
	0.22%, 01/09/2015	1,800	1,800	0.22%, 03/02/2015	1,500	1,499
	Credit Suisse/New York NY			Collateralized Commercial Paper II Co LLC
	0.26%, 03/06/2015	2,000	1,999	0.18%, 01/23/2015(b)	2,000	2,000
	0.26%, 04/16/2015	1,400	1,399	CRC Funding LLC
	0.26%, 04/21/2015	2,100	2,098	0.20%, 03/31/2015(b)	2,200	2,199
	DNB Bank ASA			Dealers Capital Access Trust Inc
	0.20%, 01/16/2015(b),(e)	2,000	2,000	0.22%, 01/20/2015	2,200	2,200
	HSBC USA Inc			0.29%, 01/16/2015	2,000	2,000
	0.20%, 01/22/2015	1,700	1,700	0.30%, 01/23/2015	2,100	2,099
	KFW (credit support from Republic of			Fairway Finance LLC
	Germany)			0.14%, 01/12/2015(b)	1,400	1,400
	0.09%, 01/02/2015(b),(d),(e)	2,100	2,100	Gotham Funding Corp
	Manhattan Asset Funding Co LLC			0.15%, 01/06/2015(b)	2,000	2,000
	0.19%, 02/19/2015(b)	2,200	2,199	0.18%, 02/02/2015(b)	2,200	2,200
	0.20%, 01/21/2015(b)	2,200	2,200	ING US Funding LLC (credit support from
	0.21%, 02/27/2015(b)	2,000	1,999	ING Bank)
	Mitsubishi UFJ Trust & Banking Corp/NY			0.19%, 02/05/2015(d)	2,000	1,999
	0.18%, 01/08/2015(b)	2,000	2,000	0.20%, 02/02/2015(d)	2,000	2,000
				0.29%, 02/20/2015(d)	2,000	1,999

See accompanying notes.

Schedule of Investments
Money Market Account
December 31, 2014

		Principal			Principal
	COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

	Diversified Financial Services (continued)			Retail - 2.14%
	JP Morgan Securities LLC			Army and Air Force Exchange Service
	0.20%, 02/03/2015(b)	$2,100	$2,099	0.12%, 01/02/2015(b)	$6,000		$6,000
	0.21%, 03/30/2015(b)	2,000	1,999
	0.22%, 03/17/2015(b)	1,700	1,699
	Liberty Street Funding LLC			Telecommunications - 1.94%
	0.14%, 01/23/2015(b)	2,000	2,000	Telstra Corp Ltd
				0.14%, 01/20/2015(b)	1,500		1,500
	0.17%, 01/13/2015(b)	2,200	2,200
				0.16%, 01/09/2015(b)	1,740		1,740
	0.17%, 01/20/2015(b)	2,000	2,000
				0.22%, 03/23/2015(b)	2,200		2,199
	National Rural Utilities Cooperative Finance
	Corp						$5,439
	0.15%, 01/28/2015	2,000	2,000	TOTAL COMMERCIAL PAPER			$195,714
	0.15%, 01/30/2015	2,100	2,100		Principal
	0.19%, 02/06/2015	2,200	2,200	CERTIFICATE OF DEPOSIT - 2.00%	Amount (000's)	Value(000	's)
	Nieuw Amsterdam Receivables Corp			Banks - 2.00%
	0.15%, 01/07/2015(b)	2,200	2,200	Bank of America NA
	0.15%, 02/04/2015(b)	2,000	2,000	0.21%, 04/14/2015	2,200		2,200
	0.17%, 02/09/2015(b)	2,000	2,000	Bank of Nova Scotia/Houston
	Rabobank USA Financial Corp (credit support			0.39%, 01/11/2016(a),(e)	1,400		1,400
	from Rabobank Nederland)			Citibank NA
	0.21%, 01/05/2015(d)	2,000	2,000	0.19%, 02/23/2015	2,000		2,000
	Regency Markets No. 1 LLC						$5,600
	0.18%, 01/26/2015(b)	2,100	2,100
				TOTAL CERTIFICATE OF DEPOSIT			$5,600
	Sheffield Receivables Corp
	0.13%, 03/09/2015(b)	2,200	2,199
	0.18%, 02/10/2015(b)	2,000	1,999	REPURCHASE AGREEMENTS - 4.29%	Maturity Amount (000's)	Value(000	's)
	0.19%, 02/18/2015(b)	1,500	1,499	Banks - 4.29%
			$77,434	Merrill Lynch Repurchase Agreement; 0.05% $	12,000		$12,000
				dated 12/31/2014 maturing 01/02/2015
	Electric - 5.15%			(collateralized by US Government
	GDF Suez			Security; $12,240,000; 2.00%; dated
	0.14%, 01/22/2015(b)	2,300	2,300
	0.15%, 01/13/2015(b)	2,100	2,100	07/31/20)
	0.17%, 02/26/2015(b)	2,000	1,999
				TOTAL REPURCHASE AGREEMENTS			$12,000
	Oglethorpe Power Corp
	0.15%, 01/14/2015(b)	2,000	2,000	Total Investments			$275,139
	0.18%, 01/15/2015(b)	2,000	2,000	Other Assets in Excess of Liabilities, Net - 1.68%			$4,698
	Southern Co Funding Corp			TOTAL NET ASSETS - 100.00%			$279,837
	0.20%, 01/07/2015(b)	1,800	1,800
	0.25%, 01/06/2015(b)	2,200	2,200
				(a)	Variable Rate. Rate shown is in effect at December 31, 2014.
			$14,399	(b)		Security exempt from registration under Rule 144A of the Securities Act of
	Electrical Components & Equipment - 0.75%			1933. These securities may be resold in transactions exempt from
	Emerson Electric Co			registration, normally to qualified institutional buyers. At the end of the
	0.16%, 03/04/2015(b)	2,100	2,099	period, the value of these securities totaled $143,084 or 51.13% of net
				assets.
				(c) Security is Illiquid
	Insurance - 2.18%			(d)		Credit support indicates investments that benefit from credit enhancement
	Prudential PLC			or liquidity support provided by a third party bank, institution, or
	0.16%, 01/07/2015(b)	2,000	2,000
	0.17%, 02/02/2015(b)	1,800	1,800	government agency.
	0.18%, 02/17/2015(b)	2,300	2,299	(e)	Security issued by foreign bank and denominated in USD.
			$6,099

	Miscellaneous Manufacturing - 1.86%			Portfolio Summary (unaudited)
	Dover Corp			Sector			Percent
	0.12%, 01/06/2015(b)	1,500	1,500
				Financial			60.49%

	Illinois 0.11%, Tool 01/02/2015 Works Inc (b)	3,700	3,700	Insured			7.16%
				Exchange Traded Funds			6.71%
			$5,200	Asset Backed Securities			6.15%
	Oil & Gas - 0.82%			Utilities			5.15%
	Exxon Mobil Corp			Consumer, Cyclical			5.03%
	0.13%, 02/09/2015	2,300	2,299	Industrial			2.61%
				Energy			2.36%
				Communications			1.94%
	Pipelines - 1.54%			Consumer, Non-cyclical			0.72%
	Questar Corp			Other Assets in Excess of Liabilities, Net			1.68%
	0.15%, 01/05/2015(b)	2,300	2,300
	0.18%, 01/12/2015(b)	2,000	2,000	TOTAL NET ASSETS			100.00%
			$4,300

REITS	- 0.72%
	Simon Property Group LP
	0.15%, 01/21/2015(b)	2,000	2,000

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2014

COMMON STOCKS - 98.34%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Aerospace & Defense - 2.38%			Cosmetics & Personal Care - 0.84%
Boeing Co/The	3,994	$519	Procter & Gamble Co/The	3,684	$335
Northrop Grumman Corp	1,485	219
Teledyne Technologies Inc (a)	2,087	214
			Distribution & Wholesale - 0.46%
		$952	Pool Corp	2,894	184
Airlines - 0.39%
Alaska Air Group Inc	1,617	97	Diversified Financial Services - 3.66%
Cathay Pacific Airways Ltd ADR	5,501	59	Ameriprise Financial Inc	1,361	180
		$156	Charles Schwab Corp/The	14,386	434
Apparel - 2.18%			FNF Group	5,981	206
Nike Inc	6,723	646	Franklin Resources Inc	8,183	453
Ralph Lauren Corp	1,234	229	T Rowe Price Group Inc	2,240	193
		$875			$1,466

Automobile Manufacturers - 1.01%			Electric - 1.17%
Nissan Motor Co Ltd ADR	1,180	21	Duke Energy Corp	2,074	173
PACCAR Inc	5,636	383	Edison International	2,285	150
		$404	Xcel Energy Inc	4,022	144
					$467
Automobile Parts & Equipment - 1.40%
Autoliv Inc	2,105	223	Electronics - 2.92%
Johnson Controls Inc	6,965	337	Corning Inc	8,443	194
		$560	FEI Co	1,291	117
			FLIR Systems Inc	2,088	67
Banks - 7.22%			Thermo Fisher Scientific Inc	2,379	298
City National Corp/CA	1,914	155	Trimble Navigation Ltd (a)	4,279	114
East West Bancorp Inc	5,061	196	Waters Corp (a)	3,393	382
Goldman Sachs Group Inc/The	1,018	197			$1,172
JP Morgan Chase & Co	7,294	457
PNC Financial Services Group Inc/The	3,503	320	Engineering & Construction - 0.57%
State Street Corp	1,965	154	Granite Construction Inc	2,364	90
SVB Financial Group (a)	1,775	206	Jacobs Engineering Group Inc (a)	3,092	138
US Bancorp/MN	8,857	398			$228
Wells Fargo & Co	14,800	811	Environmental Control - 0.46%
		$2,894	Waste Connections Inc	4,233	186
Beverages - 1.76%
Ambev SA ADR	13,866	86	Food - 2.86%
Brown-Forman Corp	2,003	176	Dairy Farm International Holdings Ltd ADR	2,429	109
Coca-Cola Co/The	7,353	310	Darling Ingredients Inc (a)	2,145	39
PepsiCo Inc	1,422	135	General Mills Inc	4,093	218
		$707	Kroger Co/The	5,401	347
Biotechnology - 0.87%			McCormick & Co Inc/MD	2,769	206
Gilead Sciences Inc(a)	3,717	350	Whole Foods Market Inc	4,530	228
					$1,147

Building Materials - 0.52%			Gas - 1.66%
Apogee Enterprises Inc	3,973	168	Sempra Energy	5,962	664
Simpson Manufacturing Co Inc	1,108	39
		$207	Healthcare - Products - 2.54%
			Becton Dickinson and Co	2,101	292
Chemicals - 2.49%			Bio-Techne Corp	1,850	171
Axiall Corp	1,732	74	Edwards Lifesciences Corp (a)	1,577	201
EI du Pont de Nemours & Co	3,820	282	Halyard Health Inc (a)	1,923	88
FMC Corp	2,782	159

International Flavors & Fragrances Inc	2,351	238	Medtronic Inc	1,622	117
PPG Industries Inc	1,055	244	Varian Medical Systems Inc (a)	1,702	147
		$997			$1,016
			Healthcare - Services - 1.32%
Commercial Services - 0.65%			DaVita HealthCare Partners Inc (a)	3,084	233
Robert Half International Inc	2,455	144
TrueBlue Inc (a)	5,315	118	Universal Health Services Inc	2,648	295
		$262			$528
			Housewares - 0.35%
Computers - 5.28%			Tupperware Brands Corp	2,219	140
Apple Inc	11,643	1,285
EMC Corp/MA	13,314	396
International Business Machines Corp	2,183	350	Insurance - 2.76%
Teradata Corp (a)	1,928	84	ACE Ltd	2,371	272
		$2,115	Chubb Corp/The	600	62
			HCC Insurance Holdings Inc	6,390	342
Consumer Products - 0.69%			MetLife Inc	2,835	153
Kimberly-Clark Corp	912	105	StanCorp Financial Group Inc	812	57
WD-40 Co	2,020	172	XL Group PLC	6,390	220
		$277			$1,106

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Internet - 2.61%			REITS - 3.49%
Amazon.com Inc (a)	973	$302	Alexandria Real Estate Equities Inc	2,668	$237
eBay Inc (a)	2,987	168	Annaly Capital Management Inc	2,495	27
Google Inc - A Shares (a)	552	293	Essex Property Trust Inc	828	171
Google Inc - C Shares (a)	472	248	HCP Inc	4,413	194
LinkedIn Corp (a)	156	36	Plum Creek Timber Co Inc	5,506	236
		$1,047	Sabra Health Care REIT Inc	3,072	93
			Ventas Inc	2,847	204
Iron & Steel - 0.79%			Weyerhaeuser Co	6,619	238
Reliance Steel & Aluminum Co	3,249	199			$1,400
Schnitzer Steel Industries Inc	5,258	119
		$318	Retail - 6.46%
			Copart Inc (a)	6,281	229
Leisure Products & Services - 0.72%			Costco Wholesale Corp	4,893	694
Carnival Corp	2,450	111	CVS Health Corp	4,605	443
Harley-Davidson Inc	2,664	176	Home Depot Inc/The	2,559	269
		$287	Nordstrom Inc	5,876	466
Lodging - 0.09%			Starbucks Corp	5,958	489
Red Lion Hotels Corp (a)	5,566	35			$2,590
			Savings & Loans - 0.57%
Machinery - Construction & Mining - 0.31%			Washington Federal Inc	10,325	229
Caterpillar Inc	1,362	125
			Semiconductors - 3.84%
Machinery - Diversified - 0.90%			Altera Corp	5,618	208
AGCO Corp	1,036	47	Applied Materials Inc	8,773	219
Deere & Co	3,544	313	Avago Technologies Ltd	1,433	144
		$360	Intel Corp	7,809	283
			Lam Research Corp	3,076	244
Media - 2.36%			Microchip Technology Inc	5,330	240
Discovery Communications Inc - A Shares (a)	1,770	61	Qualcomm Inc	2,704	201
Viacom Inc	3,389	255			$1,539
Walt Disney Co/The	6,693	630
		$946	Software - 6.64%
			Adobe Systems Inc (a)	7,564	550
Metal Fabrication & Hardware - 0.55%			Autodesk Inc (a)	2,695	162
Precision Castparts Corp	908	219	Fair Isaac Corp	3,532	255
			Informatica Corp (a)	3,781	144
Mining - 0.29%			Microsoft Corp	15,380	715
Freeport-McMoRan Inc	5,046	118	Omnicell Inc (a)	3,543	117
			Oracle Corp	11,986	539
			Tyler Technologies Inc (a)	1,627	178
Miscellaneous Manufacturing - 1.86%					$2,660
AptarGroup Inc	3,299	220
Crane Co	2,403	141	Telecommunications - 2.24%
General Electric Co	15,150	383	China Mobile Ltd ADR	2,852	168
		$744	Cisco Systems Inc	7,550	210
			Polycom Inc (a)	5,714	77
Oil & Gas - 6.22%			Verizon Communications Inc	9,491	444
Apache Corp	4,288	269			$899
California Resources Corp (a)	1,092	6
Chevron Corp	5,507	618	Toys, Games & Hobbies - 0.67%
Devon Energy Corp	3,879	237	Hasbro Inc	2,687	148
Energen Corp	2,230	142	Mattel Inc	3,876	120
Exxon Mobil Corp	8,249	763			$268
HollyFrontier Corp	2,347	88
Occidental Petroleum Corp	4,605	371	Transportation - 1.59%
			Expeditors International of Washington Inc	6,512	291
		$2,494	Union Pacific Corp	2,916	347
Oil & Gas Services - 0.64%					$638
Natural Gas Services Group Inc (a)	4,159	96
Schlumberger Ltd	1,905	162	Trucking & Leasing - 0.20%
		$258	Greenbrier Cos Inc/The	1,519	82

Pharmaceuticals - 6.71%			Water - 0.18%
Abbott Laboratories	4,605	207	California Water Service Group	3,007	74
AbbVie Inc	4,984	326
Actavis PLC (a)	679	175
Allergan Inc/United States	1,788	380	TOTAL COMMON STOCKS		$39,414
Bristol-Myers Squibb Co	4,476	264
Johnson & Johnson	4,140	433
McKesson Corp	2,961	615
Teva Pharmaceutical Industries Ltd ADR	2,229	128
VCA Inc (a)	3,292	161
		$2,689

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2014

INVESTMENT COMPANIES - 2.20%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.20%
BlackRock Liquidity Funds FedFund Portfolio	882,311	$882

TOTAL INVESTMENT COMPANIES	$882
Total Investments	$40,296
Liabilities in Excess of Other Assets, Net - (0.54)%	$(215)
TOTAL NET ASSETS - 100.00%	$40,081

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18.23%
Financial	17.70%
Technology	15.76%
Consumer, Cyclical	13.73%
Industrial	12.26%
Communications	7.21%
Energy	6.87%
Basic Materials	3.57%
Utilities	3.01%
Exchange Traded Funds	2.20%
Liabilities in Excess of Other Assets, Net	(0.54)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2014

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 66.78%
Bond Market Index Fund (a)	326,944	$3,593
Diversified International Fund (a)	193,748	2,203
Diversified Real Asset Fund (a)	135,027	1,630
Equity Income Fund (a)	90,261	2,410
Global Diversified Income Fund (a)	156,226	2,184
Global Multi-Strategy Fund (a)	114,677	1,258
Global Opportunities Fund (a)	74,398	867
High Yield Fund I (a)	133,933	1,355
Inflation Protection Fund (a)	281,441	2,381
International Emerging Markets Fund (a)	31,149	721
LargeCap Growth Fund I (a)	214,256	2,665
LargeCap S&P 500 Index Fund (a)	125,115	1,805
LargeCap Value Fund (a)	84,232	1,071
LargeCap Value Fund III (a)	112,586	1,774
MidCap Fund (a)	97,720	2,141
Overseas Fund (a)	209,210	2,155
SmallCap Growth Fund I (a)	56,477	671
SmallCap Value Fund II (a)	54,911	710
		$31,594

Principal Variable Contracts Funds, Inc. Class 1 - 33.23%
Bond & Mortgage Securities Account (a)	922,569	10,573
Short-Term Income Account (a)	1,988,097	5,149
		$15,722
TOTAL INVESTMENT COMPANIES		$47,316
Total Investments		$47,316
Liabilities in Excess of Other Assets, Net - (0.01)%		$(4)
TOTAL NET ASSETS - 100.00%		$47,312

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.72%
Domestic Equity Funds	28.00%
International Equity Funds	12.56%
Specialty Funds	10.73%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	457,161	$5,533	590,531	$6,748	125,123	$1,438	922,569	$10,844
Bond Market Index Fund	392,461	4,207	457,741	5,044	523,258	5,732	326,944	3,639
Core Plus Bond Fund I	465,746	4,981	68,791	758	534,537	5,993	—	—
Diversified International Fund	201,221	2,768	25,293	300	32,766	393	193,748	2,685
Diversified Real Asset Fund	141,127	1,464	22,060	275	28,160	356	135,027	1,400
Equity Income Fund	93,587	1,774	13,647	343	16,973	433	90,261	1,711
Global Diversified Income Fund	155,487	1,672	32,082	464	31,343	459	156,226	1,682
Global Multi-Strategy Fund	120,019	1,244	19,722	216	25,064	276	114,677	1,188
Global Opportunities Fund	69,797	745	15,097	182	10,496	133	74,398	801
High Yield Fund I	133,559	1,316	25,649	270	25,275	266	133,933	1,320
Inflation Protection Fund	273,001	2,194	65,018	555	56,578	488	281,441	2,265
International Emerging Markets Fund	32,104	930	3,794	92	4,749	116	31,149	900
LargeCap Growth Fund I	250,912	2,914	46,221	578	82,877	1,076	214,256	2,490
LargeCap S&P 500 Index Fund	175,208	2,032	19,215	259	69,308	929	125,115	1,455
LargeCap Value Fund	86,562	1,089	18,495	239	20,825	278	84,232	1,058
LargeCap Value Fund III	136,391	1,851	16,902	253	40,707	607	112,586	1,528
MidCap Fund	111,846	1,668	16,072	339	30,198	640	97,720	1,474
Overseas Fund	204,518	1,916	37,700	423	33,008	388	209,210	1,954
Short-Term Income Account	1,371,785	3,462	947,889	2,453	331,577	863	1,988,097	5,053
SmallCap Growth Fund I	55,595	480	15,003	185	14,121	203	56,477	484
SmallCap Value Fund II	58,535	476	11,122	146	14,746	204	54,911	453
		$44,716		$20,122		$21,271		$44,384

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$172			$1			$—
Bond Market Index Fund		76			120			—
Core Plus Bond Fund I		—			254			—
Diversified International Fund		35			10			—
Diversified Real Asset Fund		26			17			9
Equity Income Fund		52			27			—
Global Diversified Income Fund		116			5			38
Global Multi-Strategy Fund		15			4			16
Global Opportunities Fund		61			7			29
High Yield Fund I		81			—			8
Inflation Protection Fund		32			4			—
International Emerging Markets Fund		13			(6)			—
LargeCap Growth Fund I		31			74			223
LargeCap S&P 500 Index Fund		33			93			—
LargeCap Value Fund		66			8			53
LargeCap Value Fund III		31			31			13
MidCap Fund		9			107			98
Overseas Fund		74			3			86
Short-Term Income Account		65			1			—
SmallCap Growth Fund I		5			22			110
SmallCap Value Fund II		15			35			61
		$1,008			$817			$744
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 78.85%
Bond Market Index Fund (a)	1,181,836	$12,988
Diversified International Fund (a)	1,013,491	11,524
Diversified Real Asset Fund (a)	466,139	5,626
Equity Income Fund (a)	265,899	7,100
Global Diversified Income Fund (a)	291,618	4,077
Global Multi-Strategy Fund (a)	412,606	4,526
Global Opportunities Fund (a)	942,281	10,978
Global Real Estate Securities Fund (a)	834,408	7,668
High Yield Fund I (a)	352,183	3,564
Inflation Protection Fund (a)	702,878	5,946
International Emerging Markets Fund (a)	208,056	4,812
LargeCap Growth Fund I (a)	1,495,119	18,599
LargeCap S&P 500 Index Fund (a)	915,820	13,215
LargeCap Value Fund (a)	767,469	9,755
LargeCap Value Fund III (a)	1,009,127	15,904
MidCap Fund (a)	164,747	3,610
MidCap Growth Fund III (a)	414,328	4,309
MidCap Value Fund III (a)	219,137	4,258
Overseas Fund (a)	1,149,221	11,837
SmallCap Growth Fund I (a)	266,603	3,167
SmallCap Value Fund II (a)	254,181	3,287
		$166,750

Principal Variable Contracts Funds, Inc. Class 1 - 21.15%
Bond & Mortgage Securities Account (a)	3,249,647	37,241
Short-Term Income Account (a)	2,891,240	7,488
		$44,729
TOTAL INVESTMENT COMPANIES		$211,479
Total Investments		$211,479
Liabilities in Excess of Other Assets, Net - 0.00%		$(9)
TOTAL NET ASSETS - 100.00%		$211,470

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39.34%
Fixed Income Funds	31.78%
International Equity Funds	22.15%
Specialty Funds	6.73%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,720,316	$20,823	2,012,681	$22,999	483,350	$5,547	3,249,647	$38,267
Bond Market Index Fund	1,589,644	17,039	1,432,578	15,853	1,840,386	20,151	1,181,836	13,154
Core Plus Bond Fund I	1,748,696	18,778	302,472	3,340	2,051,168	22,990	—	—
Diversified International Fund	1,137,573	16,596	71,536	846	195,618	2,324	1,013,491	15,240
Diversified Real Asset Fund	529,388	5,580	39,107	488	102,356	1,286	466,139	4,824
Equity Income Fund	305,450	5,784	20,023	510	59,574	1,493	265,899	5,036
Global Diversified Income Fund	323,408	4,423	41,638	602	73,428	1,070	291,618	3,962
Global Multi-Strategy Fund	482,864	4,992	42,387	466	112,645	1,236	412,606	4,247
Global Opportunities Fund	950,234	10,193	140,412	1,676	148,365	1,873	942,281	10,162
Global Real Estate Securities Fund	893,750	6,668	60,680	543	120,022	1,052	834,408	6,222
High Yield Fund I	383,189	3,550	46,504	489	77,510	819	352,183	3,221
Inflation Protection Fund	574,106	5,043	291,197	2,480	162,425	1,398	702,878	6,122
International Emerging Markets Fund	240,078	6,789	17,720	428	49,742	1,206	208,056	5,906
LargeCap Growth Fund I	1,697,112	19,708	221,198	2,753	423,191	5,414	1,495,119	17,374
LargeCap S&P 500 Index Fund	1,242,540	14,415	69,248	958	395,968	5,300	915,820	10,643
LargeCap Value Fund	794,526	9,989	123,295	1,586	150,352	1,992	767,469	9,641
LargeCap Value Fund III	1,199,202	16,081	78,117	1,194	268,192	3,987	1,009,127	13,499
MidCap Fund	175,909	2,614	16,258	348	27,420	581	164,747	2,475
MidCap Growth Fund III	413,288	4,117	102,620	1,080	101,580	1,249	414,328	3,997
MidCap Value Fund III	254,426	4,061	29,421	572	64,710	1,269	219,137	3,521
Overseas Fund	1,207,417	11,516	141,446	1,552	199,642	2,325	1,149,221	10,812
Short-Term Income Account	—	—	3,221,829	8,327	330,589	857	2,891,240	7,470
SmallCap Growth Fund I	352,159	3,316	60,118	724	145,674	2,126	266,603	2,256
SmallCap Value Fund II	367,664	3,016	41,490	538	154,973	2,145	254,181	2,095
		$215,091		$70,352		$89,690		$200,146

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$623			$(8)			$—
Bond Market Index Fund		277			413			—
Core Plus Bond Fund I		—			872			—
Diversified International Fund		182			122			—
Diversified Real Asset Fund		90			42			31
Equity Income Fund		155			235			—
Global Diversified Income Fund		225			7			72
Global Multi-Strategy Fund		55			25			58
Global Opportunities Fund		773			166			368
Global Real Estate Securities Fund		207			63			36
High Yield Fund I		216			1			20
Inflation Protection Fund		80			(3)			—
International Emerging Markets Fund		84			(105)			—
LargeCap Growth Fund I		214			327			1,566
LargeCap S&P 500 Index Fund		244			570			—
LargeCap Value Fund		604			58			485
LargeCap Value Fund III		281			211			118
MidCap Fund		16			94			166
MidCap Growth Fund III		344			49			522
MidCap Value Fund III		163			157			189
Overseas Fund		410			69			478
Short-Term Income Account		23			—			—
SmallCap Growth Fund I		22			342			523
SmallCap Value Fund II		70			686			283
		$5,358			$4,393			$4,915
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2014

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 87.26%
Bond Market Index Fund (a)	460,081	$5,056
Diversified International Fund (a)	681,036	7,743
Diversified Real Asset Fund (a)	190,063	2,294
Global Multi-Strategy Fund (a)	249,656	2,739
Global Opportunities Fund (a)	488,258	5,688
Global Real Estate Securities Fund (a)	646,756	5,944
High Yield Fund I (a)	228,963	2,317
Inflation Protection Fund (a)	258,326	2,185
International Emerging Markets Fund (a)	161,761	3,742
LargeCap Growth Fund (a)	318,795	3,446
LargeCap Growth Fund I (a)	1,059,246	13,177
LargeCap S&P 500 Index Fund (a)	568,819	8,208
LargeCap Value Fund (a)	514,960	6,545
LargeCap Value Fund III (a)	681,988	10,748
MidCap Growth Fund III (a)	351,502	3,656
MidCap Value Fund III (a)	179,416	3,486
Overseas Fund (a)	746,753	7,692
Preferred Securities Fund (a)	231,582	2,364
SmallCap Growth Fund I (a)	207,892	2,470
SmallCap Value Fund II (a)	198,589	2,568
		$102,068

Principal Variable Contracts Funds, Inc. Class 1 - 12.74%
Bond & Mortgage Securities Account (a)	1,300,379	14,903

TOTAL INVESTMENT COMPANIES		$116,971
Total Investments		$116,971
Liabilities in Excess of Other Assets, Net - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$116,965

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.43%
International Equity Funds	26.34%
Fixed Income Funds	22.93%
Specialty Funds	4.30%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	499,223	$5,678	897,459	$10,258	96,303	$1,107	1,300,379	$14,829
Bond Market Index Fund	457,712	4,913	502,407	5,576	500,038	5,480	460,081	5,121
Core Plus Bond Fund I	505,183	5,409	175,622	1,938	680,805	7,639	—	—
Diversified International Fund	662,501	8,075	83,893	994	65,358	784	681,036	8,288
Diversified Real Asset Fund	183,614	1,974	28,650	357	22,201	280	190,063	2,052
Global Multi-Strategy Fund	240,303	2,492	38,516	423	29,163	321	249,656	2,595
Global Opportunities Fund	432,118	4,644	100,298	1,216	44,158	564	488,258	5,300
Global Real Estate Securities Fund	618,586	4,654	86,814	765	58,644	520	646,756	4,904
High Yield Fund I	211,813	1,967	38,500	405	21,350	226	228,963	2,146
Inflation Protection Fund	217,132	1,924	73,656	633	32,462	280	258,326	2,277
International Emerging Markets Fund	135,203	3,007	44,521	1,054	17,963	440	161,761	3,621
LargeCap Growth Fund	300,049	3,160	62,705	685	43,959	498	318,795	3,361
LargeCap Growth Fund I	1,060,834	12,321	207,144	2,604	208,732	2,714	1,059,246	12,321
LargeCap S&P 500 Index Fund	618,232	7,173	73,652	1,007	123,065	1,668	568,819	6,628
LargeCap Value Fund	452,441	5,688	104,402	1,352	41,883	564	514,960	6,482
LargeCap Value Fund III	697,601	9,362	87,950	1,331	103,563	1,555	681,988	9,186
MidCap Growth Fund III	292,517	2,761	101,645	1,097	42,660	528	351,502	3,338
MidCap Value Fund III	162,306	2,607	33,472	654	16,362	328	179,416	2,936
Overseas Fund	684,161	6,753	129,386	1,446	66,794	785	746,753	7,417
Preferred Securities Fund	213,262	2,169	40,134	413	21,814	226	231,582	2,356
SmallCap Growth Fund I	183,275	1,580	52,351	643	27,734	399	207,892	1,839
SmallCap Value Fund II	189,740	1,568	38,206	501	29,357	404	198,589	1,674
		$99,879		$35,352		$27,310		$108,671

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$229			$—			$—
Bond Market Index Fund		107			112			—
Core Plus Bond Fund I		—			292			—
Diversified International Fund		122			3			—
Diversified Real Asset Fund		37			1			12
Global Multi-Strategy Fund		33			1			35
Global Opportunities Fund		398			4			189
Global Real Estate Securities Fund		158			5			27
High Yield Fund I		131			—			13
Inflation Protection Fund		30			—			—
International Emerging Markets Fund		65			—			—
LargeCap Growth Fund		5			14			348
LargeCap Growth Fund I		150			110			1,101
LargeCap S&P 500 Index Fund		151			116			—
LargeCap Value Fund		402			6			323
LargeCap Value Fund III		188			48			79
MidCap Growth Fund III		290			8			440
MidCap Value Fund III		133			3			154
Overseas Fund		266			3			308
Preferred Securities Fund		122			—			40
SmallCap Growth Fund I		17			15			405
SmallCap Value Fund II		54			9			220
		$3,088			$750			$3,694
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2014

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 92.80%
Bond Market Index Fund (a)	87,033	$957
Diversified International Fund (a)	290,599	3,304
Diversified Real Asset Fund (a)	54,373	656
Global Multi-Strategy Fund (a)	85,868	942
Global Opportunities Fund (a)	197,769	2,304
Global Real Estate Securities Fund (a)	229,461	2,109
High Yield Fund I (a)	81,699	827
International Emerging Markets Fund (a)	62,753	1,452
LargeCap Growth Fund (a)	147,717	1,597
LargeCap Growth Fund I (a)	446,008	5,548
LargeCap S&P 500 Index Fund (a)	229,346	3,309
LargeCap Value Fund (a)	214,330	2,724
LargeCap Value Fund III (a)	295,114	4,651
MidCap Growth Fund III (a)	135,812	1,412
MidCap Value Fund III (a)	76,201	1,481
Overseas Fund (a)	325,043	3,348
Preferred Securities Fund (a)	64,017	654
SmallCap Growth Fund I (a)	85,035	1,010
SmallCap Value Fund II (a)	75,360	974
		$39,259

Principal Variable Contracts Funds, Inc. Class 1 - 7.21%
Bond & Mortgage Securities Account (a)	266,039	3,049

TOTAL INVESTMENT COMPANIES		$42,308
Total Investments		$42,308
Liabilities in Excess of Other Assets, Net - (0.01)%		$(4)
TOTAL NET ASSETS - 100.00%		$42,304

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.67%
International Equity Funds	29.59%
Fixed Income Funds	12.97%
Specialty Funds	3.78%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2014

	December 31,	December 31,						December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	85,549	$1,012	203,025	$2,322	22,535		$260	266,039	$3,074
Bond Market Index Fund	79,533	856	96,674	1,073	89,174		977	87,033	969
Core Plus Bond Fund I	84,489	919	58,641	647	143,130		1,606	—	—
Diversified International Fund	265,118	3,309	60,687	721	35,206		415	290,599	3,615
Diversified Real Asset Fund	41,007	443	20,559	259	7,193		90	54,373	612
Global Multi-Strategy Fund	67,966	706	29,053	320	11,151		122	85,868	904
Global Opportunities Fund	164,396	1,775	54,801	673	21,428		269	197,769	2,179
Global Real Estate Securities Fund	204,455	1,550	54,267	479	29,261		257	229,461	1,773
High Yield Fund I	71,002	701	20,013	211	9,316		98	81,699	814
International Emerging Markets Fund	51,962	1,393	19,686	472	8,895		215	62,753	1,650
LargeCap Growth Fund	136,735	1,445	39,093	431	28,111		316	147,717	1,565
LargeCap Growth Fund I	405,144	4,718	119,980	1,525	79,116		1,021	446,008	5,233
LargeCap S&P 500 Index Fund	230,592	2,683	48,229	661	49,475		672	229,346	2,691
LargeCap Value Fund	189,234	2,386	58,528	766	33,432		438	214,330	2,715
LargeCap Value Fund III	267,907	3,581	60,407	917	33,200		497	295,114	4,002
MidCap Growth Fund III	100,452	1,064	48,516	538	13,156		159	135,812	1,443
MidCap Value Fund III	67,655	1,097	19,211	378	10,665		209	76,201	1,267
Overseas Fund	279,852	2,837	81,090	919	35,899		416	325,043	3,340
Preferred Securities Fund	55,408	579	15,711	162	7,102		74	64,017	667
SmallCap Growth Fund I	69,321	785	26,294	330	10,580		148	85,035	968
SmallCap Value Fund II	66,529	596	19,702	262	10,871		148	75,360	710
		$34,435		$14,066			$8,407		$40,191

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account		$47			$—	$			—
Bond Market Index Fund		20			17				—
Core Plus Bond Fund I		—			40				—
Diversified International Fund		52			—				—
Diversified Real Asset Fund		10			—				4
Global Multi-Strategy Fund		11			—				12
Global Opportunities Fund		161			—				77
Global Real Estate Securities Fund		54			1				10
High Yield Fund I		45			—				5
International Emerging Markets Fund		25			—				—
LargeCap Growth Fund		3			5				161
LargeCap Growth Fund I		63			11				464
LargeCap S&P 500 Index Fund		61			19				—
LargeCap Value Fund		168			1				134
LargeCap Value Fund III		82			1				34
MidCap Growth Fund III		112			—				170
MidCap Value Fund III		56			1				65
Overseas Fund		115			—				134
Preferred Securities Fund		34			—				11
SmallCap Growth Fund I		7			1				165
SmallCap Value Fund II		21			—				83
		$1,147			$97	$			1,529
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2014

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 98.02%
Bond Market Index Fund (a)	16,503	$181
Diversified International Fund (a)	166,673	1,895
Diversified Real Asset Fund (a)	28,553	345
Global Multi-Strategy Fund (a)	32,659	358
Global Opportunities Fund (a)	116,435	1,356
Global Real Estate Securities Fund (a)	128,671	1,183
High Yield Fund I (a)	39,201	397
International Emerging Markets Fund (a)	40,498	937
LargeCap Growth Fund (a)	85,164	921
LargeCap Growth Fund I (a)	243,430	3,028
LargeCap S&P 500 Index Fund (a)	125,211	1,807
LargeCap Value Fund (a)	113,702	1,445
LargeCap Value Fund III (a)	159,825	2,519
MidCap Growth Fund III (a)	72,395	753
MidCap Value Fund III (a)	42,283	822
Overseas Fund (a)	182,273	1,877
Preferred Securities Fund (a)	43,999	449
SmallCap Growth Fund I (a)	45,128	536
SmallCap Value Fund II (a)	42,932	555
		$21,364

Principal Variable Contracts Funds, Inc. Class 1 - 2.00%
Bond & Mortgage Securities Account (a)	38,120	437

TOTAL INVESTMENT COMPANIES		$21,801
Total Investments		$21,801
Liabilities in Excess of Other Assets, Net - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$21,796

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.83%
International Equity Funds	33.26%
Fixed Income Funds	6.71%
Specialty Funds	3.22%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2014

	December 31,	December 31,							December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	25,936	$306		22,333	$256	10,149		$117	38,120	$445
Bond Market Index Fund	7,976	82		17,151	191	8,624		92	16,503	184
Core Plus Bond Fund I	24,108	261		8,700	96	32,808		367	—	—
Diversified International Fund	170,455	2,161		42,574	502	46,356		561	166,673	2,117
Diversified Real Asset Fund	23,340	254		12,856	161	7,643		96	28,553	320
Global Multi-Strategy Fund	34,912	361		8,472	93	10,725		119	32,659	337
Global Opportunities Fund	112,406	1,213		33,788	413	29,759		386	116,435	1,262
Global Real Estate Securities Fund	134,265	1,025		30,433	267	36,027		323	128,671	980
High Yield Fund I	39,794	388		10,672	112	11,265		119	39,201	381
International Emerging Markets Fund	35,612	928		16,562	397	11,676		291	40,498	1,034
LargeCap Growth Fund	81,444	860		22,537	246	18,817		216	85,164	898
LargeCap Growth Fund I	244,250	2,846		67,523	849	68,343		896	243,430	2,833
LargeCap S&P 500 Index Fund	143,425	1,669		26,923	366	45,137		621	125,211	1,462
LargeCap Value Fund	108,352	1,365		32,291	420	26,941		368	113,702	1,430
LargeCap Value Fund III	173,655	2,337		34,478	518	48,308		741	159,825	2,157
MidCap Growth Fund III	62,165	637		26,507	292	16,277		202	72,395	731
MidCap Value Fund III	41,488	670		10,871	212	10,076		205	42,283	687
Overseas Fund	181,995	1,841		47,660	536	47,382		561	182,273	1,823
Preferred Securities Fund	44,146	455		11,251	116	11,398		119	43,999	452
SmallCap Growth Fund I	39,819	422		14,388	180	9,079		126	45,128	476
SmallCap Value Fund II	40,826	358		11,324	149	9,218		127	42,932	382
		$20,439			$6,372			$6,653		$20,391

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$11			$—	$			—
Bond Market Index Fund			4			3				—
Core Plus Bond Fund I			—			10				—
Diversified International Fund			30			15				—
Diversified Real Asset Fund			6			1				2
Global Multi-Strategy Fund			4			2				5
Global Opportunities Fund			94			22				45
Global Real Estate Securities Fund			33			11				5
High Yield Fund I			24			—				2
International Emerging Markets Fund			16			—				—
LargeCap Growth Fund			1			8				92
LargeCap Growth Fund I			34			34				251
LargeCap S&P 500 Index Fund			33			48				—
LargeCap Value Fund			88			13				71
LargeCap Value Fund III			44			43				18
MidCap Growth Fund III			59			4				90
MidCap Value Fund III			31			10				36
Overseas Fund			65			7				75
Preferred Securities Fund			23			—				8
SmallCap Growth Fund I			4			—				87
SmallCap Value Fund II			12			2				47
			$616			$233	$			834
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2014

INVESTMENT COMPANIES - 100.36%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 98.54%
Bond Market Index Fund (a)	426	$5
Diversified International Fund (a)	6,408	73
Diversified Real Asset Fund (a)	972	12
Global Multi-Strategy Fund (a)	1,446	16
Global Opportunities Fund (a)	4,735	55
Global Real Estate Securities Fund (a)	5,296	49
High Yield Fund I (a)	1,531	15
International Emerging Markets Fund (a)	1,702	39
LargeCap Growth Fund (a)	2,900	31
LargeCap Growth Fund I (a)	9,234	115
LargeCap S&P 500 Index Fund (a)	4,899	71
LargeCap Value Fund (a)	4,095	52
LargeCap Value Fund III (a)	6,211	98
MidCap Growth Fund III (a)	2,835	29
MidCap Value Fund III (a)	1,561	30
Overseas Fund (a)	6,857	71
Preferred Securities Fund (a)	1,622	17
SmallCap Growth Fund I (a)	1,434	17
SmallCap Value Fund II (a)	1,394	18
		$813

Principal Variable Contracts Funds, Inc. Class 1 - 1.82%
Bond & Mortgage Securities Account (a)	1,316	15

TOTAL INVESTMENT COMPANIES		$828
Total Investments		$828
Liabilities in Excess of Other Assets, Net - (0.36)%		$(3)
TOTAL NET ASSETS - 100.00%		$825

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.98%
International Equity Funds	34.75%
Fixed Income Funds	6.29%
Specialty Funds	3.34%
Liabilities in Excess of Other Assets, Net	(0.36)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2014

	December 31,	December 31,							December 31,	December 31,
Affiliated Securities	2013		2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares		Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	33		$—	1,604	$18	321		$3	1,316	$15
Bond Market Index Fund	—		—	426	5	—		—	426	5
Core Plus Bond Fund I	34		—	1,078	12	1,112		12	—	—
Diversified International Fund	257		3	8,408	98	2,257		27	6,408	74
Diversified Real Asset Fund	38		—	1,268	16	334		4	972	12
Global Multi-Strategy Fund	56		1	1,910	21	520		6	1,446	16
Global Opportunities Fund	177		2	6,058	75	1,500		20	4,735	57
Global Real Estate Securities Fund	197		2	6,851	58	1,752		16	5,296	44
High Yield Fund I	57		1	2,016	21	542		6	1,531	16
International Emerging Markets Fund	62		1	2,204	52	564		14	1,702	39
LargeCap Growth Fund	113		1	3,709	40	922		10	2,900	31
LargeCap Growth Fund I	367		5	11,862	150	2,995		39	9,234	116
LargeCap S&P 500 Index Fund	204		2	6,359	83	1,664		23	4,899	63
LargeCap Value Fund	153		2	5,213	67	1,271		17	4,095	52
LargeCap Value Fund III	255		4	8,067	117	2,111		33	6,211	88
MidCap Growth Fund III	97		1	3,554	42	816		10	2,835	33
MidCap Value Fund III	62		1	1,999	38	500		10	1,561	29
Overseas Fund	266		3	8,896	102	2,305		27	6,857	78
Preferred Securities Fund	60		1	2,111	21	549		6	1,622	16
SmallCap Growth Fund I	53		1	1,837	25	456		7	1,434	19
SmallCap Value Fund II	54		1	1,788	24	448		7	1,394	18
			$32		$1,085			$297		$821

					Realized Gain/Loss					Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			1			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			3			—				2
Global Real Estate Securities Fund			1			—				—
High Yield Fund I			1			—				—
International Emerging Markets Fund			1			—				—
LargeCap Growth Fund			—			—				3
LargeCap Growth Fund I			1			—				10
LargeCap S&P 500 Index Fund			1			1				—
LargeCap Value Fund			3			—				3
LargeCap Value Fund III			2			—				1
MidCap Growth Fund III			2			—				3
MidCap Value Fund III			1			—				1
Overseas Fund			3			—				3
Preferred Securities Fund			1			—				—
SmallCap Growth Fund I			—			—				3
SmallCap Value Fund II			1			—				2
			$22			$1	$			31
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2014

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 54.88%
Bond Market Index Fund (a)	249,296	$2,740
Diversified International Fund (a)	55,893	636
Diversified Real Asset Fund (a)	109,630	1,323
Equity Income Fund (a)	79,781	2,130
Global Diversified Income Fund (a)	149,602	2,091
Global Multi-Strategy Fund (a)	71,871	788
Global Opportunities Fund (a)	22,354	260
High Yield Fund I (a)	104,822	1,061
Inflation Protection Fund (a)	228,467	1,933
International Emerging Markets Fund (a)	8,405	194
LargeCap Growth Fund I (a)	87,126	1,084
LargeCap S&P 500 Index Fund (a)	34,433	497
MidCap Fund (a)	37,686	826
Overseas Fund (a)	62,886	648
SmallCap Growth Fund I (a)	10,788	128
SmallCap Value Fund II (a)	10,282	133
		$16,472

Principal Variable Contracts Funds, Inc. Class 1 - 45.13%
Bond & Mortgage Securities Account (a)	743,612	8,522
Short-Term Income Account (a)	1,940,482	5,026
		$13,548
TOTAL INVESTMENT COMPANIES		$30,020
Total Investments		$30,020
Liabilities in Excess of Other Assets, Net - (0.01)%		$(4)
TOTAL NET ASSETS - 100.00%		$30,016

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	64.23%
Domestic Equity Funds	15.98%
Specialty Funds	14.00%
International Equity Funds	5.80%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2014

	December 31,	December 31,						December 31,	December 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	403,144	$4,890		425,631	$4,866	85,163	$976	743,612	$8,771
Bond Market Index Fund	347,265	3,728		282,070	3,129	380,039	4,158	249,296	2,775
Core Plus Bond Fund I	409,608	4,401		23,918	265	433,526	4,858	—	—
Diversified International Fund	59,630	791		5,802	69	9,539	114	55,893	750
Diversified Real Asset Fund	117,545	1,232		13,221	166	21,136	264	109,630	1,149
Equity Income Fund	84,036	1,586		7,978	205	12,233	307	79,781	1,510
Global Diversified Income Fund	149,522	1,482		21,006	305	20,926	305	149,602	1,487
Global Multi-Strategy Fund	77,062	797		9,282	102	14,473	158	71,871	743
Global Opportunities Fund	22,067	236		4,472	55	4,185	54	22,354	241
High Yield Fund I	106,305	1,113		16,035	169	17,518	186	104,822	1,096
Inflation Protection Fund	234,378	1,884		37,234	319	43,145	370	228,467	1,836
International Emerging Markets Fund	9,058	219		988	24	1,641	39	8,405	203
LargeCap Growth Fund I	92,376	1,072		14,796	186	20,046	259	87,126	1,013
LargeCap S&P 500 Index Fund	60,572	702		4,631	64	30,770	405	34,433	401
MidCap Fund	38,396	568		4,689	101	5,399	114	37,686	567
Overseas Fund	62,923	589		9,650	108	9,687	114	62,886	585
Short-Term Income Account	1,518,083	3,793		723,411	1,873	301,012	782	1,940,482	4,888
SmallCap Growth Fund I	16,465	141		2,897	36	8,574	126	10,788	93
SmallCap Value Fund II	17,213	139		2,126	28	9,057	126	10,282	85
		$29,363			$12,070		$13,715		$28,193

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account			$142			$(9)			$—
Bond Market Index Fund			58			76			—
Core Plus Bond Fund I			—			192			—
Diversified International Fund			10			4			—
Diversified Real Asset Fund			21			15			7
Equity Income Fund			45			26			—
Global Diversified Income Fund			109			5			36
Global Multi-Strategy Fund			10			2			10
Global Opportunities Fund			18			4			9
High Yield Fund I			62			—			6
Inflation Protection Fund			26			3			—
International Emerging Markets Fund			3			(1)			—
LargeCap Growth Fund I			13			14			91
LargeCap S&P 500 Index Fund			9			40			—
MidCap Fund			4			12			38
Overseas Fund			22			2			26
Short-Term Income Account			68			4			—
SmallCap Growth Fund I			1			42			21
SmallCap Value Fund II			3			44			11
			$624			$475			$255
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
December 31, 2014

COMMON STOCKS - 99.13%	Shares Held	Value(000	's)

Real Estate - 2.23%
Brookdale Senior Living Inc (a)	36,106		$1,324
Jones Lang LaSalle Inc	16,050		2,406
			$3,730

REITS - 96.90%
American Realty Capital Properties Inc	141,108		1,277
Apartment Investment & Management Co	132,390		4,918
AvalonBay Communities Inc	36,795		6,012
Boston Properties Inc	53,952		6,943
Camden Property Trust	52,823		3,900
CBL & Associates Properties Inc	17,538		341
CubeSmart	131,862		2,910
DDR Corp	162,219		2,978
Duke Realty Corp	132,410		2,675
DuPont Fabros Technology Inc	39,426		1,310
Education Realty Trust Inc	43,038		1,575
EPR Properties	51,599		2,974
Equity One Inc	84,969		2,155
Equity Residential	65,902		4,734
Essex Property Trust Inc	38,686		7,992
Extra Space Storage Inc	57,780		3,388
Federal Realty Investment Trust	22,588		3,015
First Industrial Realty Trust Inc	185,422		3,812
General Growth Properties Inc	231,233		6,505
Geo Group Inc/The	10,953		442
HCP Inc	37,429		1,648
Health Care REIT Inc	89,084		6,741
Host Hotels & Resorts Inc	289,217		6,875
Kilroy Realty Corp	52,076		3,597
Paramount Group Inc (a)	108,060		2,009
Pebblebrook Hotel Trust	100,080		4,567
Prologis Inc	165,173		7,107
Public Storage	32,062		5,927
Saul Centers Inc	33,144		1,895
Simon Property Group Inc	102,527		18,671
SL Green Realty Corp	59,610		7,095
STORE Capital Corp	40,809		882
Strategic Hotels & Resorts Inc (a)	190,856		2,525
Sun Communities Inc	36,292		2,194
Sunstone Hotel Investors Inc	184,417		3,045
Taubman Centers Inc	34,100		2,606
Ventas Inc	101,004		7,242
Vornado Realty Trust	56,623		6,665
Washington Prime Group Inc	50,391		868
			$162,015
TOTAL COMMON STOCKS			$165,745
INVESTMENT COMPANIES - 0.57%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.57%
BlackRock Liquidity Funds FedFund Portfolio	947,920		948

TOTAL INVESTMENT COMPANIES			$948
Total Investments			$166,693
Other Assets in Excess of Liabilities, Net - 0.30%			$500
TOTAL NET ASSETS - 100.00%			$167,193

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector			Percent
Financial			99.13%
Exchange Traded Funds			0.57%
Other Assets in Excess of Liabilities, Net			0.30%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2014

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 48.24%
Blue Chip Fund (a)	2,782,489	$42,349
Global Diversified Income Fund (a)	1,338,732	18,715
Global Multi-Strategy Fund (a)	4,448,034	48,795
Global Real Estate Securities Fund (a)	1,013,697	9,316
High Yield Fund (a)	2,590,684	19,042
Inflation Protection Fund (a)	1,295,128	10,957
International Emerging Markets Fund (a)	655,350	15,158
LargeCap Growth Fund (a)	7,813,229	84,461
LargeCap Value Fund (a)	8,194,515	104,152
MidCap Value Fund I (a)	242,199	3,597
Preferred Securities Fund (a)	371,056	3,789
Principal Capital Appreciation Fund (a)	874,988	50,968
SmallCap Growth Fund I (a)	73,759	876
SmallCap Value Fund II (a)	498,756	6,449
Small-MidCap Dividend Income Fund (a)	2,065,534	28,463
		$447,087

Principal Variable Contracts Funds, Inc. Class 1 - 51.78%
Diversified International Account (a)	5,052,004	71,132
Equity Income Account (a)	4,692,543	108,491
Government & High Quality Bond Account (a)	6,654,476	69,473
Income Account (a)	12,440,973	134,114
MidCap Account (a)	905,088	55,020
Short-Term Income Account (a)	16,080,585	41,649
		$479,879
TOTAL INVESTMENT COMPANIES		$926,966
Total Investments		$926,966
Liabilities in Excess of Other Assets, Net - (0.02)%		$(206)
TOTAL NET ASSETS - 100.00%		$926,760

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.32%
Fixed Income Funds	30.10%
International Equity Funds	10.32%
Specialty Funds	7.28%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,836,689	$23,663	1,152,384	$18,032	206,584	$3,023	2,782,489	$39,000
Bond & Mortgage Securities Account	1,057,524	12,535	35,651	407	1,093,175	12,506	—	—
Diversified International Account	6,419,617	72,436	135,841	2,025	1,503,454	21,916	5,052,004	53,927
Equity Income Account	5,970,419	68,176	141,896	3,120	1,419,772	31,862	4,692,543	52,332
Global Diversified Income Fund	1,080,198	14,413	291,171	4,126	32,637	479	1,338,732	18,057
Global Multi-Strategy Fund	3,397,919	34,946	1,050,115	11,687	—	—	4,448,034	46,633
Global Real Estate Securities Fund	604,063	4,407	409,634	3,786	—	—	1,013,697	8,193
Government & High Quality Bond	9,207,214	91,106	1,021,088	10,621	3,573,826	37,578	6,654,476	65,657
Account
High Yield Fund	2,591,428	17,668	957,716	7,128	958,460	7,463	2,590,684	17,625
Income Account	12,382,840	121,090	639,133	6,886	581,000	6,260	12,440,973	121,674
Inflation Protection Fund	—	—	1,295,128	11,148	—	—	1,295,128	11,148
International Emerging Markets Fund	917,738	21,679	12,701	295	275,089	6,542	655,350	15,441
LargeCap Growth Fund	7,204,809	77,236	1,276,248	14,145	667,828	7,568	7,813,229	84,220
LargeCap Growth Fund II	2,595,560	15,099	897	9	2,596,457	27,635	—	—
LargeCap Value Fund	8,277,492	107,738	942,408	11,923	1,025,385	13,834	8,194,515	106,259
MidCap Account	456,372	12,767	513,834	30,168	65,118	3,852	905,088	39,930
MidCap Value Fund I	—	—	242,199	3,953	—	—	242,199	3,953
Preferred Securities Fund	1,223,447	8,022	67,441	696	919,832	9,592	371,056	2,083
Principal Capital Appreciation Fund	1,259,930	63,794	43,688	2,522	428,630	25,134	874,988	44,541
Short-Term Income Account	13,477,315	34,110	2,831,052	7,331	227,782	593	16,080,585	40,843
SmallCap Growth Fund I	2,064,659	21,517	13,563	159	2,004,463	27,631	73,759	747
SmallCap Value Fund II	2,164,651	24,680	55,326	698	1,721,221	23,712	498,756	5,013
Small-MidCap Dividend Income Fund	1,597,517	15,874	645,414	8,904	177,397	2,461	2,065,534	22,800
		$862,956		$159,769		$269,641		$800,076

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,010			$328			$253
Bond & Mortgage Securities Account		389			(436)			—
Diversified International Account		1,953			1,382			—
Equity Income Account		3,038			12,898			—
Global Diversified Income Fund		872			(3)			326
Global Multi-Strategy Fund		586			—			617
Global Real Estate Securities Fund		217			—			43
Government & High Quality Bond Account		2,672			1,508			—
High Yield Fund		1,193			292			124
Income Account		6,019			(42)			—
Inflation Protection Fund		148			—			—
International Emerging Markets Fund		268			9			—
LargeCap Growth Fund		133			407			8,535
LargeCap Growth Fund II		—			12,527			—
LargeCap Value Fund		6,549			432			5,255
MidCap Account		137			847			2,386
MidCap Value Fund I		168			—			277
Preferred Securities Fund		630			2,957			65
Principal Capital Appreciation Fund		627			3,359			1,859
Short-Term Income Account		593			(5)			—
SmallCap Growth Fund I		6			6,702			144
SmallCap Value Fund II		137			3,347			552
Small-MidCap Dividend Income Fund		614			483			572
		$27,959			$46,992			$21,008
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2014

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 40.84%
Blue Chip Fund (a)	397,512	$6,050
Global Diversified Income Fund (a)	528,519	7,389
Global Multi-Strategy Fund (a)	897,556	9,846
Global Real Estate Securities Fund (a)	281,701	2,589
High Yield Fund (a)	1,364,721	10,031
Inflation Protection Fund (a)	412,086	3,486
International Emerging Markets Fund (a)	109,246	2,527
LargeCap Growth Fund (a)	1,376,642	14,881
LargeCap Value Fund (a)	1,313,046	16,689
MidCap Value Fund I (a)	117,560	1,746
Preferred Securities Fund (a)	110,275	1,126
Principal Capital Appreciation Fund (a)	156,440	9,112
SmallCap Growth Fund I (a)	20,894	248
SmallCap Value Fund II (a)	73,229	947
Small-MidCap Dividend Income Fund (a)	331,050	4,562
		$91,229

Principal Variable Contracts Funds, Inc. Class 1 - 59.18%
Bond & Mortgage Securities Account (a)	396,098	4,539
Diversified International Account (a)	796,751	11,218
Equity Income Account (a)	666,857	15,418
Government & High Quality Bond Account (a)	2,670,835	27,884
Income Account (a)	4,494,303	48,449
MidCap Account (a)	127,557	7,754
Short-Term Income Account (a)	6,529,387	16,911
		$132,173
TOTAL INVESTMENT COMPANIES		$223,402
Total Investments		$223,402
Liabilities in Excess of Other Assets, Net - (0.02)%		$(50)
TOTAL NET ASSETS - 100.00%		$223,352

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.34%
Domestic Equity Funds	34.65%
Specialty Funds	7.72%
International Equity Funds	7.31%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	284,635	$3,606	139,605	$2,181	26,728	$388	397,512	$5,444
Bond & Mortgage Securities Account	500,008	5,831	22,675	258	126,585	1,447	396,098	4,603
Diversified International Account	981,335	10,528	39,636	580	224,220	3,260	796,751	8,228
Equity Income Account	912,574	10,675	27,472	596	273,189	6,115	666,857	7,436
Global Diversified Income Fund	396,558	5,307	155,230	2,203	23,269	334	528,519	7,176
Global Multi-Strategy Fund	557,971	5,755	339,585	3,737	—	—	897,556	9,492
Global Real Estate Securities Fund	125,302	895	162,219	1,441	5,820	48	281,701	2,288
Government & High Quality Bond	3,443,598	34,904	323,597	3,362	1,096,360	11,492	2,670,835	26,905
Account
High Yield Fund	1,003,923	6,915	641,914	4,756	281,116	2,179	1,364,721	9,477
Income Account	4,513,889	45,090	646,686	7,034	666,272	7,178	4,494,303	44,866
Inflation Protection Fund	—	—	412,086	3,547	—	—	412,086	3,547
International Emerging Markets Fund	136,853	3,218	2,862	66	30,469	713	109,246	2,563
LargeCap Growth Fund	1,122,683	12,035	369,566	4,202	115,607	1,318	1,376,642	14,994
LargeCap Growth Fund II	405,755	2,563	2,188	22	407,943	4,352	—	—
LargeCap Value Fund	1,273,505	16,545	186,430	2,378	146,889	1,963	1,313,046	16,996
MidCap Account	69,797	1,782	63,651	3,737	5,891	341	127,557	5,216
MidCap Value Fund I	—	—	117,560	1,898	—	—	117,560	1,898
Preferred Securities Fund	461,571	3,199	33,199	340	384,495	4,004	110,275	619
Principal Capital Appreciation Fund	197,072	9,980	10,017	574	50,649	2,881	156,440	7,964
Short-Term Income Account	5,124,276	12,790	1,460,371	3,786	55,260	144	6,529,387	16,430
SmallCap Growth Fund I	314,430	3,345	5,195	64	298,731	4,132	20,894	212
SmallCap Value Fund II	325,699	3,653	8,447	107	260,917	3,606	73,229	726
Small-MidCap Dividend Income Fund	254,717	2,538	86,718	1,195	10,385	143	331,050	3,592
		$201,154		$48,064		$56,038		$200,672

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$144			$45			$36
Bond & Mortgage Securities Account		183			(39)			—
Diversified International Account		302			380			—
Equity Income Account		466			2,280			—
Global Diversified Income Fund		323			—			129
Global Multi-Strategy Fund		117			—			123
Global Real Estate Securities Fund		61			—			11
Government & High Quality Bond Account		1,144			131			—
High Yield Fund		508			(15)			65
Income Account		2,332			(80)			—
Inflation Protection Fund		47			—			—
International Emerging Markets Fund		45			(8)			—
LargeCap Growth Fund		23			75			1,504
LargeCap Growth Fund II		—			1,767			—
LargeCap Value Fund		1,051			36			844
MidCap Account		22			38			382
MidCap Value Fund I		75			—			123
Preferred Securities Fund		233			1,084			19
Principal Capital Appreciation Fund		112			291			332
Short-Term Income Account		236			(2)			—
SmallCap Growth Fund I		2			935			41
SmallCap Value Fund II		20			572			81
Small-MidCap Dividend Income Fund		100			2			92
		$7,546			$7,492			$3,782
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 60.62%
Blue Chip Fund (a)	1,121,994	$17,077
Diversified Real Asset Fund (a)	871,224	10,516
Global Multi-Strategy Fund (a)	2,098,559	23,021
Global Real Estate Securities Fund (a)	797,815	7,332
High Yield Fund (a)	233,667	1,717
International Emerging Markets Fund (a)	300,706	6,955
LargeCap Growth Fund (a)	3,338,967	36,094
LargeCap Value Fund (a)	3,267,577	41,531
MidCap Value Fund I (a)	166,656	2,475
Preferred Securities Fund (a)	35,441	362
Principal Capital Appreciation Fund (a)	363,569	21,178
SmallCap Growth Fund I (a)	50,087	595
SmallCap Value Fund II (a)	123,629	1,598
Small-MidCap Dividend Income Fund (a)	881,832	12,152
		$182,603

Principal Variable Contracts Funds, Inc. Class 1 - 39.41%
Diversified International Account (a)	2,094,008	29,484
Equity Income Account (a)	1,830,072	42,311
Government & High Quality Bond Account (a)	720,217	7,519
Income Account (a)	1,255,785	13,537
MidCap Account (a)	352,126	21,406
Short-Term Income Account (a)	1,716,244	4,445
		$118,702
TOTAL INVESTMENT COMPANIES		$301,305
Total Investments		$301,305
Liabilities in Excess of Other Assets, Net - (0.03)%		$(83)
TOTAL NET ASSETS - 100.00%		$301,222

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	65.22%
International Equity Funds	14.53%
Specialty Funds	11.13%
Fixed Income Funds	9.15%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	645,543	$8,246	483,255	$7,548	6,804	$94	1,121,994	$15,701
Diversified International Account	2,242,553	28,538	61,765	917	210,310	3,016	2,094,008	26,131
Diversified Real Asset Fund	325,155	3,617	548,031	6,617	1,962	23	871,224	10,211
Equity Income Account	2,148,397	24,796	60,672	1,324	378,997	8,536	1,830,072	20,448
Global Multi-Strategy Fund	1,167,364	12,080	931,195	10,321	—	—	2,098,559	22,401
Global Real Estate Securities Fund	215,295	1,552	585,394	5,294	2,874	23	797,815	6,823
Government & High Quality Bond	870,139	8,410	90,835	945	240,757	2,534	720,217	6,965
Account
High Yield Fund	212,595	1,411	21,072	163	—	—	233,667	1,574
Income Account	1,258,249	12,091	160,246	1,733	162,710	1,754	1,255,785	12,061
International Emerging Markets Fund	324,156	7,639	7,439	172	30,889	726	300,706	7,077
LargeCap Growth Fund	2,591,723	27,783	789,951	8,926	42,707	473	3,338,967	36,250
LargeCap Growth Fund II	905,151	5,679	3,910	39	909,061	9,835	—	—
LargeCap Value Fund	2,872,158	37,335	546,185	7,079	150,766	2,070	3,267,577	42,345
MidCap Account	151,028	4,699	202,709	11,905	1,611	94	352,126	16,536
MidCap Value Fund I	—	—	166,656	2,692	—	—	166,656	2,692
Preferred Securities Fund	133,597	950	7,309	75	105,465	1,100	35,441	215
Principal Capital Appreciation Fund	456,543	23,129	19,576	1,123	112,550	6,677	363,569	18,505
Short-Term Income Account	1,239,188	3,148	477,056	1,235	—	—	1,716,244	4,383
SmallCap Growth Fund I	739,762	7,765	11,518	140	701,193	9,656	50,087	507
SmallCap Value Fund II	772,653	8,762	15,499	197	664,523	9,214	123,629	1,218
Small-MidCap Dividend Income Fund	560,610	5,609	326,559	4,506	5,337	72	881,832	10,043
		$233,239		$72,951		$55,897		$262,086

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$407			$1			$102
Diversified International Account		732			(308)			—
Diversified Real Asset Fund		168			—			57
Equity Income Account		1,156			2,864			—
Global Multi-Strategy Fund		277			—			290
Global Real Estate Securities Fund		164			—			34
Government & High Quality Bond Account		289			144			—
High Yield Fund		116			—			11
Income Account		637			(9)			—
International Emerging Markets Fund		121			(8)			—
LargeCap Growth Fund		57			14			3,647
LargeCap Growth Fund II		—			4,117			—
LargeCap Value Fund		2,563			1			2,054
MidCap Account		48			26			836
MidCap Value Fund I		111			—			183
Preferred Securities Fund		68			290			6
Principal Capital Appreciation Fund		260			930			772
Short-Term Income Account		58			—			—
SmallCap Growth Fund I		4			2,258			98
SmallCap Value Fund II		34			1,473			137
Small-MidCap Dividend Income Fund		242			—			244
		$7,512			$11,793			$8,471
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2014

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 35.40%
Blue Chip Fund (a)	166,707	$2,537
Global Diversified Income Fund (a)	1,094,973	15,308
Global Real Estate Securities Fund (a)	264,882	2,434
High Yield Fund (a)	1,949,914	14,332
Inflation Protection Fund (a)	1,168,795	9,888
International Emerging Markets Fund (a)	79,337	1,835
LargeCap Growth Fund (a)	868,876	9,393
LargeCap Value Fund (a)	1,019,252	12,955
Preferred Securities Fund (a)	351,413	3,588
SmallCap Growth Fund I (a)	20,056	238
Small-MidCap Dividend Income Fund (a)	779,702	10,744
		$83,252

Principal Variable Contracts Funds, Inc. Class 1 - 64.62%
Bond & Mortgage Securities Account (a)	480,945	5,512
Diversified International Account (a)	300,456	4,230
Equity Income Account (a)	1,035,499	23,941
Government & High Quality Bond Account (a)	2,353,313	24,568
Income Account (a)	6,622,511	71,391
Short-Term Income Account (a)	8,611,528	22,304
		$151,946
TOTAL INVESTMENT COMPANIES		$235,198
Total Investments		$235,198
Liabilities in Excess of Other Assets, Net - (0.02)%		$(53)
TOTAL NET ASSETS - 100.00%		$235,145

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	64.46%
Domestic Equity Funds	25.43%
Specialty Funds	6.51%
International Equity Funds	3.62%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	173,654	$2,231	5,055	$76	12,002	$175	166,707	$2,149
Bond & Mortgage Securities Account	803,486	9,337	46,676	535	369,217	4,222	480,945	5,545
Diversified International Account	460,656	4,554	15,722	230	175,922	2,551	300,456	2,770
Equity Income Account	925,782	11,340	222,003	4,976	112,286	2,465	1,035,499	14,144
Global Diversified Income Fund	748,329	9,960	363,152	5,210	16,508	236	1,094,973	14,933
Global Real Estate Securities Fund	223,933	1,602	46,017	408	5,068	42	264,882	1,968
Government & High Quality Bond	3,570,263	35,590	135,257	1,397	1,352,207	14,159	2,353,313	23,239
Account
High Yield Fund	1,540,840	10,718	451,933	3,377	42,859	330	1,949,914	13,756
Income Account	6,216,543	62,026	706,859	7,674	300,891	3,241	6,622,511	66,362
Inflation Protection Fund	—	—	1,168,795	10,067	—	—	1,168,795	10,067
International Emerging Markets Fund	101,700	2,434	1,838	43	24,201	570	79,337	1,889
LargeCap Growth Fund	884,571	9,483	96,826	1,036	112,521	1,308	868,876	9,308
LargeCap Value Fund	871,241	11,350	238,534	3,116	90,523	1,216	1,019,252	13,233
Preferred Securities Fund	865,988	5,592	80,918	833	595,493	6,204	351,413	2,006
Principal Capital Appreciation Fund	89,814	4,548	—	—	89,814	5,274	—	—
Short-Term Income Account	7,019,944	17,186	1,694,466	4,396	102,882	267	8,611,528	21,314
SmallCap Growth Fund I	235,758	2,653	4,235	51	219,937	3,111	20,056	203
Small-MidCap Dividend Income Fund	786,387	8,305	47,770	657	54,455	756	779,702	8,245
		$208,909		$44,082		$46,127		$211,131

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$60			$17			$15
Bond & Mortgage Securities Account		293			(105)			—
Diversified International Account		126			537			—
Equity Income Account		463			293			—
Global Diversified Income Fund		645			(1)			265
Global Real Estate Securities Fund		63			—			11
Government & High Quality Bond Account		1,170			411			—
High Yield Fund		843			(9)			92
Income Account		3,151			(97)			—
Inflation Protection Fund		134			—			—
International Emerging Markets Fund		32			(18)			—
LargeCap Growth Fund		15			97			949
LargeCap Value Fund		811			(17)			650
Preferred Securities Fund		458			1,785			62
Principal Capital Appreciation Fund		—			726			—
Short-Term Income Account		332			(1)			—
SmallCap Growth Fund I		2			610			39
Small-MidCap Dividend Income Fund		271			39			216
		$8,869			$4,267			$2,299
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 76.29%
Global Multi-Strategy Fund (a)	446,248	$4,895
Global Real Estate Securities Fund (a)	1,125,328	10,342
International Emerging Markets Fund (a)	382,516	8,847
LargeCap Growth Fund (a)	3,675,275	39,730
LargeCap Value Fund (a)	3,464,774	44,037
MidCap Value Fund I (a)	581,999	8,643
Principal Capital Appreciation Fund (a)	763,314	44,463
SmallCap Growth Fund I (a)	362,606	4,308
SmallCap Value Fund II (a)	373,985	4,836
Small-MidCap Dividend Income Fund (a)	683,462	9,418
		$179,519

Principal Variable Contracts Funds, Inc. Class 1 - 23.74%
Diversified International Account (a)	1,304,494	18,367
Equity Income Account (a)	1,621,596	37,491
		$55,858
TOTAL INVESTMENT COMPANIES		$235,377
Total Investments		$235,377
Liabilities in Excess of Other Assets, Net - (0.03)%		$(68)
TOTAL NET ASSETS - 100.00%		$235,309

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	81.98%
International Equity Funds	15.97%
Specialty Funds	2.08%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	598,362	$7,615	9,760	$137	608,122	$9,559	—	$—
Diversified International Account	1,419,393	16,472	56,318	835	171,217	2,480	1,304,494	14,885
Equity Income Account	1,800,600	23,353	74,269	1,599	253,273	5,660	1,621,596	19,876
Global Multi-Strategy Fund	—	—	446,248	4,977	—	—	446,248	4,977
Global Real Estate Securities Fund	307,671	2,206	819,236	7,293	1,579	13	1,125,328	9,486
International Emerging Markets Fund	400,214	9,550	19,756	461	37,454	884	382,516	9,096
LargeCap Growth Fund	3,281,138	35,192	529,687	5,725	135,550	1,572	3,675,275	39,379
LargeCap Growth Fund II	841,960	5,535	10,217	102	852,177	9,206	—	—
LargeCap Value Fund	2,913,256	37,982	744,574	9,686	193,056	2,667	3,464,774	45,010
MidCap Account	53,037	1,439	6,103	349	59,140	3,481	—	—
MidCap Value Fund I	—	—	581,999	9,405	—	—	581,999	9,405
Principal Capital Appreciation Fund	390,170	19,771	378,026	22,806	4,882	273	763,314	42,312
SmallCap Growth Fund I	654,060	6,894	75,506	907	366,960	5,054	362,606	3,708
SmallCap Value Fund II	620,817	6,625	48,587	619	295,419	4,141	373,985	3,631
Small-MidCap Dividend Income Fund	430,560	4,281	253,875	3,531	973	13	683,462	7,799
		$176,915		$68,432		$45,003		$209,564

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$1,807			$—
Diversified International Account		460			58			—
Equity Income Account		984			584			—
Global Multi-Strategy Fund		52			—			50
Global Real Estate Securities Fund		235			—			47
International Emerging Markets Fund		153			(31)			—
LargeCap Growth Fund		62			34			4,015
LargeCap Growth Fund II		—			3,569			—
LargeCap Value Fund		2,721			9			2,181
MidCap Account		17			1,693			298
MidCap Value Fund I		398			—			656
Principal Capital Appreciation Fund		547			8			1,622
SmallCap Growth Fund I		30			961			707
SmallCap Value Fund II		103			528			414
Small-MidCap Dividend Income Fund		187			—			189
		$5,949			$9,220			$10,179
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2014

	INVESTMENT COMPANIES - 3.29%		Shares Held	Value (000's)		Principal
					BONDS (continued)	Amount (000's)	Value (000's)
	Publicly Traded Investment Fund - 3.29%
	BlackRock Liquidity Funds FedFund Portfolio		8,838,497	$8,838	Automobile Floor Plan Asset Backed Securities (continued)
					CNH Wholesale Master Note Trust
	TOTAL INVESTMENT COMPANIES			$8,838	0.76%, 08/15/2019(a),(b)	$1,250	$1,253
			Principal		Ford Credit Floorplan Master Owner Trust A
					0.54%, 01/15/2018(b)	2,000	2,001
BONDS	- 93.90%		Amount (000's)	Value (000's)	0.56%, 02/15/2019(b)	500	500
	Agriculture - 1.10%				Nissan Master Owner Trust Receivables
	Cargill Inc				0.46%, 02/15/2018(b)	2,000	1,998
	6.00%, 11/27/2017(a)		$2,648	$2,959	Volkswagen Credit Auto Master Trust
					0.52%, 07/22/2019(a),(b)	1,000	1,001
	Automobile Asset Backed Securities - 7.12%				World Omni Master Owner Trust
	American Credit Acceptance Receivables				0.51%, 02/15/2018(a),(b)	1,750	1,750
	Trust						$10,551
	1.64%, 11/15/2016(a),(b)		135	135
					Automobile Manufacturers - 1.68%
	AmeriCredit Automobile Receivables 2014-3				Daimler Finance North America LLC
	0.64%, 04/09/2018		1,500	1,499	1.38%, 08/01/2017(a)	500	498
	AmeriCredit Automobile Receivables Trust				PACCAR Financial Corp
	2013-3				0.84%, 12/06/2018(b)	750	754
	0.68%, 10/11/2016(b)		157	157
					2.20%, 09/15/2019	1,000	1,001
	AmeriCredit Automobile Receivables Trust				Toyota Motor Credit Corp
	2013-5				2.10%, 01/17/2019	2,250	2,259
	0.54%, 03/08/2017(b)		456	456
	AmeriCredit Automobile Receivables Trust						$4,512
	2014-1				Banks- 15.33%
	0.57%, 07/10/2017(b)		854	854	Australia & New Zealand Banking Group
	AmeriCredit Automobile Receivables Trust				Ltd/New York NY
	2014-2				0.79%, 05/15/2018(b)	500	501
	0.54%, 10/10/2017(b)		1,800	1,799	Bank of America NA
	Capital Auto Receivables Asset Trust / Ally				0.52%, 06/15/2016(b)	1,000	993
	0.97%, 01/22/2018		1,000	999	1.25%, 02/14/2017	500	499
	Capital Auto Receivables Asset Trust 2014-1				5.30%, 03/15/2017	3,900	4,189
	0.68%, 05/20/2016(b)		500	500	Bank of New York Mellon Corp/The
	Capital Auto Receivables Asset Trust 2014-3				2.20%, 05/15/2019	1,000	1,003
	0.49%, 02/21/2017(b)		1,800	1,797	BB&T Corp
	CPS Auto Receivables Trust 2013-A				0.89%, 02/01/2019(b)	500	500
	1.31%, 06/15/2020(a),(b)		1,404	1,398	Branch Banking & Trust Co
	CPS Auto Receivables Trust 2013-B				0.53%, 05/23/2017(b)	1,750	1,739
	1.82%, 09/15/2020(a),(b)		772	770	0.56%, 09/13/2016(b)	950	947
	CPS Auto Receivables Trust 2013-C				Citigroup Inc
	1.64%, 04/16/2018(a)		533	533	4.75%, 05/19/2015	1,250	1,268
	CPS Auto Receivables Trust 2013-D				6.13%, 05/15/2018	2,000	2,263
	1.54%, 07/16/2018(a),(b)		627	628	Commonwealth Bank of Australia/New York
	CPS Auto Receivables Trust 2014-C				NY
	1.31%, 02/15/2019(a),(b)		910	907	2.25%, 03/13/2019	500	502
	CPS Auto Receivables Trust 2014-D				Goldman Sachs Group Inc/The
	1.49%, 04/15/2019(a)		1,000	998	1.25%, 10/23/2019(b)	500	502
	CPS Auto Trust				1.33%, 11/15/2018(b)	2,000	2,020
	1.48%, 03/16/2020(a)		285	285	JP Morgan Chase Bank NA
	Ford Credit Auto Owner Trust/Ford Credit				5.88%, 06/13/2016	1,250	1,333
	2014-RE	V1			6.00%, 10/01/2017	3,000	3,330
	2.26%, 11/15/2025(a),(b)		1,000	1,005	KeyBank NA/Cleveland OH
	Santander Drive Auto Receivables Trust 2013-				5.45%, 03/03/2016	250	263
	5				7.41%, 10/15/2027	2,750	2,812
	0.54%, 04/17/2017(b)		212	212	Morgan Stanley
	Santander Drive Auto Receivables Trust 2014-				1.08%, 01/24/2019(b)	2,750	2,755
	1				1.51%, 04/25/2018(b)	2,000	2,032
	0.53%, 06/15/2017(b)		350	350	1.88%, 01/05/2018	500	498
	0.66%, 06/15/2017(b)		1,541	1,542	National City Bank/Cleveland OH
	Santander Drive Auto Receivables Trust 2014-				0.61%, 06/07/2017(b)	500	498
	2				PNC Bank NA
	0.54%, 07/17/2017(b)		868	867	4.88%, 09/21/2017	1,700	1,841
	Santander Drive Auto Receivables Trust 2014-				PNC Financial Services Group Inc/The
	3				6.75%, 07/29/2049(b)	750	823
	0.54%, 08/15/2017(b)		934	933	SunTrust Bank/Atlanta GA
	Westlake Automobile Receivables Trust 2014-				0.52%, 08/24/2015(b)	1,000	998
	2				0.54%, 04/01/2015(b)	500	500
	0.97%, 10/16/2017(a),(b)		500	500	7.25%, 03/15/2018	1,500	1,736
				$19,124	US Bank NA/Cincinnati OH
					0.46%, 01/30/2017(b)	500	500
	Automobile Floor Plan Asset Backed Securities - 3.93%				0.71%, 10/28/2019(b)	1,000	1,002
	Ally Master Owner Trust				Wells Fargo & Co
	0.61%, 04/15/2018(b)		1,500	1,499	7.98%, 12/31/2049(b)	1,750	1,932
	0.63%, 01/15/2019(b)		550	549

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)

Banks (continued)			Electric (continued)
Wells Fargo Bank NA			Southern Co/The
6.00%, 11/15/2017	$1,250	$1,401	2.45%, 09/01/2018		$1,000	$1,020
		$41,180	TransAlta Corp
			6.65%, 05/15/2018		2,250	2,525
Beverages - 0.56%						$13,243
Anheuser-Busch InBev Finance Inc
2.15%, 02/01/2019	500	502	Finance - Mortgage Loan/Banker - 7.49%
SABMiller Holdings Inc			Fannie Mae
0.92%, 08/01/2018(a),(b)	500	502	0.88%, 02/08/2018		3,000	2,966
1.85%, 01/15/2015(a)	500	500	1.00%, 09/27/2017		1,000	998
		$1,504	1.75%, 06/20/2019		5,000	5,025
			1.75%, 09/12/2019		3,250	3,258
Biotechnology - 0.74%			1.88%, 02/19/2019		7,750	7,867
Amgen Inc						$20,114
1.25%, 05/22/2017	1,000	992
2.20%, 05/22/2019	1,000	996	Food- 0.38%
		$1,988	Ingredion Inc
			3.20%, 11/01/2015		1,000	1,017
Chemicals - 1.01%
Airgas Inc
1.65%, 02/15/2018	1,200	1,184	Gas- 0.26%
3.25%, 10/01/2015	1,500	1,524	Laclede Group Inc/The
		$2,708	0.98%, 08/15/2017(b)		700	700

Commercial Services - 0.28%
ERAC USA Finance LLC			Healthcare - Products - 0.65%
5.60%, 05/01/2015(a)	750	762	Becton Dickinson and Co
			1.80%, 12/15/2017		500	502
			2.68%, 12/15/2019		500	507
Computers - 0.74%			Medtronic Inc
Apple Inc			1.04%, 03/15/2020(a),(b)		500	499
1.00%, 05/03/2018	500	493	1.50%, 03/15/2018(a)		250	249
International Business Machines Corp						$1,757
1.95%, 02/12/2019	1,500	1,505
		$1,998	Healthcare - Services - 0.86%
			Anthem Inc
Credit Card Asset Backed Securities - 0.88%			5.88%, 06/15/2017		500	550
Cabela's Credit Card Master Note Trust			Roche Holdings Inc
0.51%, 03/16/2020(b)	390	390	0.60%, 09/30/2019(a),(b)		1,000	998
0.61%, 07/15/2022(b)	750	748	Ventas Realty LP
0.64%, 06/15/2020(a),(b)	500	503	1.55%, 09/26/2016		750	753
0.69%, 02/18/2020(a),(b)	710	715
						$2,301
		$2,356
			Home Equity Asset Backed Securities - 3.25%
Diversified Financial Services - 4.68%			ABFC 2005-WMC1 Trust
Ford Motor Credit Co LLC			0.83%, 06/25/2035(b)		656	647
3.98%, 06/15/2016	1,700	1,760	ACE Securities Corp Home Equity Loan Trust
General Electric Capital Corp			Series 2005-HE2
0.74%, 01/14/2019(b)	2,500	2,501	0.89%, 04/25/2035(b)		371	372
0.88%, 07/12/2016(b)	2,000	2,014	ACE Securities Corp Home Equity Loan Trust
5.63%, 09/15/2017	250	277	Series 2005-WF1
6.38%, 11/15/2067(b)	1,000	1,072	0.51%, 05/25/2035(b)		325	321
Jefferies Group LLC			Asset Backed Securities Corp Home Equity
3.88%, 11/09/2015	1,500	1,532	Loan Trust Series OOMC 2005-HE6
MassMutual Global Funding II			0.68%, 07/25/2035(b)		664	659
2.10%, 08/02/2018(a)	500	505	Bayview Financial Acquisition Trust
Murray Street Investment Trust I			0.80%, 05/28/2044(b)		148	148
4.65%, 03/09/2017(b)	2,750	2,902	5.66%, 12/28/2036(b)		33	33
		$12,563	Bear Stearns Asset Backed Securities I Trust
Electric - 4.93%			2006	-PC1
			0.49%, 12/25/2035(b)		588	585
Dominion Resources Inc/VA
1.40%, 09/15/2017	1,000	991	Home Equity Asset Trust 2005-4
			0.87%, 10/25/2035(b)		1,000	976
Indiantown Cogeneration LP
9.77%, 12/15/2020	496	564	JP Morgan Mortgage Acquisition Corp 2005-
LG&E and KU Energy LLC			FLD1
			0.90%, 07/25/2035(b)		109	108
2.13%, 11/15/2015	1,000	1,009
NextEra Energy Capital Holdings Inc			JP Morgan Mortgage Acquisition Corp 2005-
7.30%, 09/01/2067(b)	1,000	1,070	OPT1
			0.62%, 06/25/2035(b)		278	276
NiSource Finance Corp
5.25%, 09/15/2017	1,000	1,093	Mastr Asset Backed Securities Trust 2005-
PPL Energy Supply LLC			FRE1
			0.42%, 10/25/2035(b)		31	31
5.70%, 10/15/2035	1,400	1,430
6.50%, 05/01/2018	250	263	RAMP Series 2005-EFC2 Trust
			0.64%, 07/25/2035(b)		116	116
Public Service Co of New Mexico
7.95%, 05/15/2018	2,785	3,278

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2014

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Home Equity Asset Backed Securities (continued)				Mining (continued)
RASC Series 2003-KS10 Trust				Teck Resources Ltd
4.47%, 03/25/2032		$360	$366	5.38%, 10/01/2015	$500	$513
Soundview Home Loan Trust 2005-CTX1						$1,778
0.58%, 11/25/2035(b)		620	611
Structured Asset Securities Corp Mortgage				Mortgage Backed Securities - 9.70%
Loan Trust Series 2005-GEL4				Adjustable Rate Mortgage Trust 2004-2
0.78%, 08/25/2035(b)		194	184	1.31%, 02/25/2035(b)	34	34
Terwin Mortgage Trust 2005-2HE				Alternative Loan Trust 2004-J8
0.55%, 01/25/2035(a),(b)		28	28	6.00%, 02/25/2017	47	47
Terwin Mortgage Trust Series TMTS 2005-				Banc of America Alternative Loan Trust 2003-
14	HE			10
4.85%, 08/25/2036(b)		214	221	5.00%, 12/25/2018	217	222
Wells Fargo Home Equity Asset-Backed				Banc of America Funding 2004-1 Trust
Securities 2004-2 Trust				5.25%, 02/25/2019	41	42
0.59%, 10/25/2034(b)		53	52	Banc of America Funding 2004-3 Trust
5.00%, 10/25/2034		2,646	2,641	4.75%, 09/25/2019	161	164
5.00%, 10/25/2034		15	15	Banc of America Funding 2006-G Trust
				0.34%, 07/20/2036(b)	60	60
Wells Fargo Home Equity Asset-Backed
Securities 2005-2 Trust				Banc of America Mortgage Trust 2004-8
0.58%, 11/25/2035(b)		341	340	5.25%, 10/25/2019	73	74
			$8,730	Banc of America Mortgage Trust 2005-7
				5.00%, 08/25/2020	21	21
Insurance - 3.33%				BCAP LLC 2011-RR11 Trust
Berkshire Hathaway Finance Corp				2.51%, 03/26/2035(a),(b)	311	312
1.60%, 05/15/2017		1,500	1,513	CHL Mortgage Pass-Through Trust 2003-46
2.00%, 08/15/2018		1,000	1,011	2.45%, 01/19/2034(b)	162	162
Chubb Corp/The				CHL Mortgage Pass-Through Trust 2004-19
6.38%, 03/29/2067(b)		250	268	5.25%, 10/25/2034	35	35
Lincoln National Corp				CHL Mortgage Pass-Through Trust 2004-J1
7.00%, 05/17/2066(b)		500	500	4.50%, 01/25/2019(b)	60	61
MetLife Inc				CHL Mortgage Pass-Through Trust 2004-J7
6.82%, 08/15/2018		750	873	5.00%, 09/25/2019	142	146
Metropolitan Life Global Funding I				Citigroup Mortgage Loan Trust 2009-6
2.30%, 04/10/2019(a)		250	251	2.62%, 07/25/2036(a),(b)	111	111
New York Life Global Funding				Credit Suisse First Boston Mortgage Securities
1.45%, 12/15/2017(a)		1,250	1,247	Corp
2.15%, 06/18/2019(a)		750	748	1.13%, 05/25/2034(b)	114	111
2.45%, 07/14/2016(a)		1,000	1,024	5.00%, 09/25/2019	33	33
Prudential Covered Trust 2012-1				5.00%, 10/25/2019	181	181
3.00%, 09/30/2015(a)		626	635	Credit Suisse Mortgage Capital Certificates
Prudential Financial Inc				2.35%, 07/27/2037(a),(b)	211	213
8.88%, 06/15/2068(b)		750	876	Deutsche Mortgage Securities Inc REMIC
			$8,946	Trust Series 2010-RS2
				3.81%, 06/28/2047(a),(b)	35	35
Internet - 0.38%				Fannie Mae REMICS
Amazon.com Inc				3.50%, 03/25/2042	174	181
2.60%, 12/05/2019		1,000	1,010	Freddie Mac REMICS
				0.61%, 06/15/2023(b)	3	4
Iron & Steel - 0.38%				Ginnie Mae
ArcelorMittal				0.61%, 07/16/2054(b)	9,589	518
4.25%, 03/01/2016		1,000	1,025	0.70%, 08/16/2051(b)	11,571	691
				0.87%, 03/16/2049(b)	11,632	585
				0.88%, 02/16/2053(b)	16,792	1,161
Manufactured Housing Asset Backed Securities - 0.03%				0.91%, 03/16/2052(b)	9,667	761
Green Tree Financial Corp				0.91%, 09/16/2055(b)	9,789	650
7.70%, 09/15/2026		65	69	0.93%, 10/16/2054(b)	5,828	380
Mid-State Trust IV				0.94%, 10/16/2054(b)	6,359	362
8.33%, 04/01/2030		14	14	0.94%, 06/16/2055(b)	9,841	607
			$83	0.96%, 08/16/2052(b)	5,346	317
				0.99%, 02/16/2055(b)	9,583	481
CBS Media Corp - 0.90%				1.00%, 01/16/2055(b)	9,720	581
2.30%, 08/15/2019		1,000	988	1.01%, 10/16/2054(b)	6,757	429
NBCUniversal Enterprise Inc				1.11%, 01/16/2054(b)	6,348	441
0.77%, 04/15/2016(a),(b)		500	501	1.14%, 08/16/2042(b)	15,067	1,090
Time Warner Cable Inc				1.15%, 06/16/2045(b)	12,335	923
8.25%, 04/01/2019		750	918	1.22%, 02/16/2046(b)	9,720	761
			$2,407	1.41%, 12/16/2036(b)	4,407	345
				1.57%, 01/16/2040(b)	3,650	221
Mining - 0.66%				4.50%, 08/20/2032	33	34
Glencore Finance Canada Ltd				GSMSC Pass-Through Trust 2009-4R
2.70%, 10/25/2017(a),(b)		1,250	1,265	0.62%, 12/26/2036(a),(b)	596	586
				JP Morgan Mortgage Trust 2004-A3
				2.34%, 07/25/2034(b)	94	94
See accompanying notes.				268

Schedule of Investments
Short-Term Income Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
JP Morgan Mortgage Trust 2004-S1			Carrington Mortgage Loan Trust Series 2005-
5.00%, 09/25/2034	$481	$500	NC4
JP Morgan Resecuritization Trust Series 2010-			0.57%, 09/25/2035(b)		$227	$225
4			Citigroup Mortgage Loan Trust Inc
2.29%, 10/26/2036(a),(b)	212	213	0.60%, 07/25/2035(b)		97	96
MASTR Alternative Loan Trust 2003-9			Credit-Based Asset Servicing and
6.50%, 01/25/2019	110	112	Securitization LLC
MASTR Asset Securitization Trust 2004-11			4.25%, 08/25/2035(b)		72	73
5.00%, 12/25/2019	35	36	4.79%, 07/25/2035(b)		563	572
MASTR Asset Securitization Trust 2004-9			CWABS Asset-Backed Certificates Trust
5.00%, 09/25/2019	109	111	2005-3
PHH Mortgage Trust Series 2008-CIM1			0.61%, 08/25/2035(b)		600	598
5.22%, 06/25/2038	687	697	Drug Royalty II LP 2
Prime Mortgage Trust 2005-2			3.48%, 07/15/2023(a),(b)		1,426	1,430
5.25%, 07/25/2020(b)	263	268	FFMLT Trust 2005-FF2
Provident Funding Mortgage Loan Trust 2005-			0.83%, 03/25/2035(b)		60	60
1			Fieldstone Mortgage Investment Trust Series
0.46%, 05/25/2035(b)	569	546	2005-1
RALI Series 2003-QS23 Trust			1.24%, 03/25/2035(b)		458	458
5.00%, 12/26/2018	437	443	First Franklin Mortgage Loan Trust 2005-
RALI Series 2004-QS3 Trust			FF4
5.00%, 03/25/2019	149	149	0.60%, 05/25/2035(b)		194	192
RBSSP Resecuritization Trust 2009-7			Green Tree Home Improvement Loan Trust
0.57%, 06/26/2037(a),(b)	100	95	7.45%, 09/15/2025		1	1
Sequoia Mortgage Trust 2013-4			JP Morgan Mortgage Acquisition Corp 2005-
1.55%, 04/25/2043(b)	1,966	1,834	OPT2
Sequoia Mortgage Trust 2013-8			0.46%, 12/25/2035(b)		600	587
2.25%, 06/25/2043(b)	1,290	1,259	Mastr Specialized Loan Trust
Springleaf Mortgage Loan Trust			1.42%, 11/25/2034(a),(b)		141	142
1.27%, 06/25/2058(a),(b)	2,165	2,157	Merrill Lynch Mortgage Investors Trust Series
Springleaf Mortgage Loan Trust 2012-3			2005	-FM1
1.57%, 12/25/2059(a),(b)	1,305	1,305	0.55%, 05/25/2036(b)		96	96
2.66%, 12/25/2059(a),(b)	500	500	NYCTL 2014-A Trust
3.56%, 12/25/2059(a)	200	203	1.03%, 11/10/2027(a),(c)		305	305
Springleaf Mortgage Loan Trust 2013-2			OneMain Financial Issuance Trust 2014-1
1.78%, 12/25/2065(a)	724	722	2.43%, 06/18/2024(a),(b),(c)		900	900
3.52%, 12/25/2065(a),(b)	569	581	OneMain Financial Issuance Trust 2014-2
WaMu Mortgage Pass-Through Certificates			2.47%, 09/18/2024(a),(c)		1,000	1,004
Series 2003-S8 Trust			PFS Financing Corp
5.00%, 09/25/2018	48	49	0.66%, 04/17/2017(a),(b)		1,250	1,250
		$26,047	0.71%, 02/15/2018(a),(b)		2,000	1,999
			0.76%, 02/15/2019(a),(b)		750	752
Oil & Gas - 3.21%			0.76%, 10/15/2019(a),(b)		500	500
BP Capital Markets PLC			PFS Tax Lien Trust 2014-1
4.75%, 03/10/2019	2,000	2,188	1.44%, 05/15/2029(a),(b)		389	389
Chevron Corp			Securitized Asset Backed Receivables LLC
1.72%, 06/24/2018	1,300	1,307	Trust 2006-OP1
Ensco PLC			0.47%, 10/25/2035(b)		33	32
3.25%, 03/15/2016	1,000	1,018	Springleaf Funding Trust 2013-A
Phillips 66			2.58%, 09/15/2021(a),(b)		750	752
2.95%, 05/01/2017	2,000	2,065	Trafigura Securitisation Finance PLC
Sinopec Group Overseas Development 2014			1.11%, 10/15/2021(a),(b),(c)		700	700
Ltd			Wachovia Mortgage Loan Trust Series 2005-
1.75%, 04/10/2017(a)	500	498
			WMC1
Total Capital International SA			0.91%, 10/25/2035(b)		176	175
0.80%, 08/10/2018(b)	550	553
1.55%, 06/28/2017	1,000	1,003				$13,941
		$8,632	Pharmaceuticals - 1.30%
			AbbVie Inc
Oil & Gas Services - 0.39%			1.20%, 11/06/2015		2,500	2,507
Weatherford International Ltd/Bermuda			Merck & Co Inc
5.50%, 02/15/2016	1,000	1,032	1.10%, 01/31/2018		1,000	989
						$3,496
Other Asset Backed Securities - 5.19%
Ameriquest Mortgage Securities Inc Asset-			Pipelines - 1.60%
Backed Pass-Through Ctfs Ser 2004-R11			Buckeye Partners LP
0.76%, 11/25/2034(b)	63	63	2.65%, 11/15/2018		965	951
			DCP Midstream LLC
Ameriquest Mortgage Securities Inc Asset-			5.38%, 10/15/2015(a)		810	835
Backed Pass-Through Ctfs Ser 2005-R1
0.62%, 03/25/2035(b)	582	580	Florida Gas Transmission Co LLC
			4.00%, 07/15/2015(a)		1,000	1,014
Ameriquest Mortgage Securities Inc Asset-			7.90%, 05/15/2019(a)		830	997
Backed Pass-Through Ctfs Ser 2005-R6
0.37%, 08/25/2035(b)	10	10

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

	Pipelines (continued)			Student Loan Asset Backed Securities (continued)
	TransCanada PipeLines Ltd			SLM Private Education Loan Trust 2013-A
	6.35%, 05/15/2067(b)	$500	$485	0.76%, 08/15/2022(a),(b)	$909	$910
			$4,282	SLM Private Education Loan Trust 2013-B
				0.81%, 07/15/2022(a),(b)	677	678
	Real Estate - 0.41%			1.85%, 06/17/2030(a),(b)	500	491
	WEA Finance LLC / Westfield UK & Europe			SLM Private Education Loan Trust 2014-A
	Finance PLC			0.76%, 07/15/2022(a),(b)	388	388
	1.75%, 09/15/2017(a)	600	597
	2.70%, 09/17/2019(a)	500	500			$8,503
			$1,097	Telecommunications - 2.27%
				AT&T Inc
REITS	- 3.03%			0.62%, 02/12/2016(b)	1,000	1,000
	Alexandria Real Estate Equities Inc			Cisco Systems Inc
	2.75%, 01/15/2020	1,500	1,486	1.10%, 03/03/2017	1,500	1,500
	BioMed Realty LP			Verizon Communications Inc
	2.63%, 05/01/2019	500	499	1.99%, 09/14/2018(b)	500	520
	3.85%, 04/15/2016	1,000	1,033	3.65%, 09/14/2018	1,500	1,585
	HCP Inc			Vodafone Group PLC
	6.30%, 09/15/2016	750	812	0.62%, 02/19/2016(b)	1,000	1,000
	Health Care REIT Inc			1.63%, 03/20/2017	500	500
	3.63%, 03/15/2016	750	772			$6,105
	5.88%, 05/15/2015	500	509
	Healthcare Realty Trust Inc			Transportation - 0.28%
	5.75%, 01/15/2021	510	570	Ryder System Inc
	6.50%, 01/17/2017	750	819	2.45%, 11/15/2018	750	750
	Nationwide Health Properties Inc
	6.00%, 05/20/2015	500	510
	Prologis LP			Trucking & Leasing - 0.75%
	7.38%, 10/30/2019	741	891	Penske Truck Leasing Co Lp / PTL Finance
				Corp
	Ventas Realty LP / Ventas Capital Corp			2.50%, 03/15/2016(a)	500	507
	2.70%, 04/01/2020	250	247	3.13%, 05/11/2015(a)	1,500	1,512
			$8,148			$2,019
	Retail - 0.28%			TOTAL BONDS		$252,188
	Walgreens Boots Alliance Inc			U.S. GOVERNMENT & GOVERNMENT	Principal
	0.68%, 05/18/2016(b)	500	500	AGENCY OBLIGATIONS - 1.70%	Amount (000's)	Value (000's)
	1.75%, 11/17/2017	250	251	Federal Home Loan Mortgage Corporation (FHLMC) -
			$751	0.03%
				2.24%, 11/01/2021(b)	$2	$2
	Savings & Loans - 0.00%			2.38%, 09/01/2035(b)	55	59
	Washington Mutual Bank / Henderson NV
	0.00%, 01/15/2013(d)	200	—	6.00%, 05/01/2017	9	9
				9.50%, 08/01/2016	1	1
						$71
	Semiconductors - 0.56%
	Samsung Electronics America Inc			Federal National Mortgage Association (FNMA) - 0.18%
	1.75%, 04/10/2017(a)	1,500	1,504	1.88%, 04/01/2033(b)	143	152
				2.13%, 07/01/2034(b)	62	66
				2.13%, 08/01/2034(b)	23	24
	Software - 0.21%			2.18%, 11/01/2022(b)	1	1
	Oracle Corp			2.21%, 12/01/2032(b)	25	26
	5.75%, 04/15/2018	500	565	2.27%, 02/01/2037(b)	76	81
				2.36%, 01/01/2035(b)	11	11
				2.37%, 01/01/2035(b)	40	43
	Student Loan Asset Backed Securities - 3.17%			2.41%, 11/01/2032(b)	8	9
	KeyCorp Student Loan Trust 2006-A			2.43%, 02/01/2035(b)	8	9
	0.44%, 06/27/2029(b)	264	262
	0.56%, 09/27/2035(b)	1,000	964	2.63%, 12/01/2033(b)	29	30
				4.15%, 11/01/2035(b)	3	3
	SLC Private Student Loan Trust 2006-A			5.60%, 04/01/2019(b)	1	1
	0.40%, 07/15/2036(b)	1,026	1,018
	SLC Private Student Loan Trust 2010-B			8.00%, 05/01/2027	22	24
	3.66%, 07/15/2042(a),(b)	486	509	8.50%, 11/01/2017	1	2
	SLM Private Credit Student Loan Trust 2002-					$482
	A			Government National Mortgage Association (GNMA) -
	0.79%, 12/16/2030(b)	1,254	1,236	0.01%
	SLM Private Credit Student Loan Trust 2004-			9.00%, 12/15/2020	2	3
	A			9.00%, 04/20/2025	1	1
	0.44%, 03/16/2020(b)	358	357	10.00%, 02/15/2025	2	2
	SLM Private Credit Student Loan Trust 2004-			10.00%, 04/15/2025	1	1
	B			10.00%, 06/15/2020	5	5
	0.44%, 06/15/2021(b)	1,272	1,263	10.00%, 09/15/2018	2	2
	SLM Private Credit Student Loan Trust 2005-			10.00%, 09/15/2018	2	2
	B			10.00%, 05/15/2020	5	5
	0.42%, 03/15/2023(b)	87	86
	0.51%, 12/15/2023(b)	350	341

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)
10.00%, 02/15/2019	$18	$18
		$39

U.S. Treasury - 1.48%
0.38%, 01/31/2016	2,000	2,001
0.50%, 07/31/2017	2,000	1,977
		$3,978
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$4,570
Total Investments		$265,596
Other Assets in Excess of Liabilities, Net - 1.11%		$2,991
TOTAL NET ASSETS - 100.00%		$268,587

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,648 or 19.97% of net assets.
(b)	Variable Rate. Rate shown is in effect at December 31, 2014.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,909 or 1.08% of net assets.
(d)	Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.78%
Asset Backed Securities	23.57%
Mortgage Securities	9.92%
Government	8.97%
Consumer, Non-cyclical	5.87%
Energy	5.20%
Utilities	5.19%
Communications	3.55%
Exchange Traded Funds	3.29%
Basic Materials	2.05%
Consumer, Cyclical	1.96%
Technology	1.51%
Industrial	1.03%
Other Assets in Excess of Liabilities, Net	1.11%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
December 31, 2014

COMMON STOCKS - 98.40%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 0.69%			Computers - 3.51%
Astronics Corp (a)	8,020	$444	Barracuda Networks Inc (a)	11,530	$413
			Manhattan Associates Inc (a)	21,290	867
			NetScout Systems Inc (a)	24,200	884
Apparel - 1.73%			Nimble Storage Inc (a)	3,950	109
G-III Apparel Group Ltd (a)	7,130	720
Iconix Brand Group Inc (a)	11,700	396			$2,273
		$1,116	Distribution & Wholesale - 0.28%
			Rentrak Corp (a)	2,458	179
Automobile Parts & Equipment - 1.53%
Meritor Inc (a)	24,747	375
Tower International Inc (a)	24,110	616	Diversified Financial Services - 2.34%
		$991	Cowen Group Inc (a)	62,200	299
			Evercore Partners Inc - Class A	1,530	80
Banks - 6.42%			Investment Technology Group Inc (a)	12,130	253
Boston Private Financial Holdings Inc	12,958	175	LendingClub Corp (a)	2,773	70
Chemical Financial Corp	95	3	OM Asset Management PLC (a)	26,380	428
First Merchants Corp	3,519	80	Waddell & Reed Financial Inc	7,732	385
First of Long Island Corp/The	3,865	110			$1,515
Green Bancorp Inc (a)	3,029	36
Hanmi Financial Corp	7,291	159	Electric - 1.87%
National Penn Bancshares Inc	41,710	439	Avista Corp	15,856	560
PrivateBancorp Inc	27,380	914	NRG Yield Inc	13,780	650
Webster Financial Corp	25,035	814			$1,210
WesBanco Inc	7,490	261
Western Alliance Bancorp (a)	16,790	467	Electrical Components & Equipment - 0.90%
Wintrust Financial Corp	14,840	694	EnerSys	9,450	583
		$4,152
			Electronics - 0.15%
Biotechnology - 3.06%			Fluidigm Corp (a)	2,938	99
Acceleron Pharma Inc (a)	1,690	66
Ardelyx Inc (a)	3,833	72
Avalanche Biotechnologies Inc (a)	1,084	58	Energy - Alternate Sources - 1.04%
Bellicum Pharmaceuticals Inc (a)	2,680	62	Pattern Energy Group Inc	22,637	558
BIND Therapeutics Inc (a)	12,194	66	TerraForm Power Inc	3,800	118
Bluebird Bio Inc (a)	1,898	174			$676
Cambrex Corp (a)	5,920	128
Cubist Pharmaceuticals Inc (a)	930	94	Engineering & Construction - 2.85%
			AECOM Technology Corp (a)	18,580	564
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	5
Eleven Biotherapeutics Inc (a)	4,043	48	EMCOR Group Inc	19,780	880
			Tutor Perini Corp (a)	16,600	400
Epizyme Inc (a)	2,950	56
Exact Sciences Corp (a)	8,707	239			$1,844
Fate Therapeutics Inc (a)	8,610	43	Entertainment - 1.49%
Genocea Biosciences Inc (a)	6,129	43	Marriott Vacations Worldwide Corp	12,900	962
Insmed Inc (a)	7,170	111
Intercept Pharmaceuticals Inc (a)	430	67
MacroGenics Inc (a)	4,470	157	Gas - 0.64%
Medivation Inc (a)	1,280	127	Southwest Gas Corp	6,680	413
NewLink Genetics Corp (a)	2,490	99
Puma Biotechnology Inc (a)	690	131	Healthcare - Products - 2.26%
Seattle Genetics Inc (a)	1,950	63	DexCom Inc (a)	6,220	342
Sunesis Pharmaceuticals Inc (a)	13,452	34	Insulet Corp (a)	5,460	252
Versartis Inc (a)	1,681	38	K2M Group Holdings Inc (a)	14,520	303
		$1,981	LDR Holding Corp (a)	5,840	191
			Ocular Therapeutix Inc (a)	5,180	122
Building Materials - 0.66%			OraSure Technologies Inc (a)	16,560	168
Eagle Materials Inc	2,740	208	STAAR Surgical Co (a)	9,050	83
PGT Inc (a)	22,730	219
		$427			$1,461
			Healthcare - Services - 3.75%
Chemicals - 0.27%			Acadia Healthcare Co Inc (a)	14,220	870
OM Group Inc	5,920	176	Centene Corp (a)	7,440	773
			HealthSouth Corp	20,330	782
Commercial Services - 10.16%					$2,425
ABM Industries Inc	19,330	554
Corporate Executive Board Co	5,550	402	Holding Companies - Diversified - 0.20%
			FCB Financial Holdings Inc (a)	5,270	130
DeVry Education Group Inc	17,060	810
Huron Consulting Group Inc (a)	10,450	715
James River Group Holdings Ltd (a)	16,750	381	Home Builders - 0.59%
Korn/Ferry International (a)	26,070	750	Installed Building Products Inc (a)	21,620	385
Live Nation Entertainment Inc (a)	28,460	743
On Assignment Inc (a)	14,510	481
PAREXEL International Corp (a)	12,610	701	Insurance - 3.59%
Team Health Holdings Inc (a)	18,030	1,037	Aspen Insurance Holdings Ltd	23,890	1,046
		$6,574	Assured Guaranty Ltd	10,270	267
			Horace Mann Educators Corp	12,340	409
			Navigators Group Inc/The (a)	1,750	128

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held		Value(000	's)

Insurance (continued)			REITS (continued)
Validus Holdings Ltd	11,431	$475	EPR Properties	7,970		$460
		$2,325	First Industrial Realty Trust Inc	36,960		760
			Hudson Pacific Properties Inc	8,420		253
Internet - 2.12%			Kilroy Realty Corp	16,650		1,150
CDW Corp/DE	27,143	955	RLJ Lodging Trust	25,130		843
Intralinks Holdings Inc (a)	20,700	246	Strategic Hotels & Resorts Inc (a)	62,887		832
Rubicon Project Inc/The (a)	10,382	168
		$1,369				$5,856
			Retail - 9.78%
Investment Companies - 0.96%			Abercrombie & Fitch Co	12,517		358
Apollo Investment Corp	70,910	526	Brown Shoe Co Inc	32,160		1,034
Medley Capital Corp	10,060	93	Freshpet Inc (a)	6,550		112
		$619	Kirkland's Inc (a)	12,351		292
			Office Depot Inc (a)	170,426		1,461
Iron & Steel - 0.77%
Worthington Industries Inc	16,519	497	Penske Automotive Group Inc	13,985		686
			Red Robin Gourmet Burgers Inc (a)	7,374		568
			Rite Aid Corp (a)	152,120		1,144
Leisure Products & Services - 0.94%			Wendy's Co/The	74,380		672
Sabre Corp	30,000	608				$6,327

			Savings & Loans - 0.72%
Machinery - Diversified - 0.93%			Oritani Financial Corp	6,490		100
IDEX Corp	7,700	599	Provident Financial Services Inc	20,240		366
						$466
Metal Fabrication & Hardware - 0.71%
			Semiconductors - 1.10%
Mueller Water Products Inc - Class A	44,630	457	Entegris Inc (a)	32,480		429
			Micrel Inc	19,480		283
Mining - 0.08%						$712
US Silica Holdings Inc	2,040	52
			Software - 6.98%
			2U Inc (a)	18,220		358
Miscellaneous Manufacturing - 1.64%			Acxiom Corp (a)	25,000		507
AO Smith Corp	11,820	667	Advent Software Inc	18,495		567
Blount International Inc	20,650	363	Amber Road Inc (a)	21,654		221
Federal Signal Corp	2,120	32	Aspen Technology Inc (a)	22,360		783
		$1,062	Blackbaud Inc	13,680		592
			Hortonworks Inc (a)	1,731		47
Oil & Gas - 2.26%			HubSpot Inc (a)	1,254		42
Carrizo Oil & Gas Inc (a)	11,510	479
			Mavenir Systems Inc (a)	15,160		205
RSP Permian Inc (a)	16,590	417
			MobileIron Inc (a)	12,559		125
Sanchez Energy Corp (a)	29,310	272
			New Relic Inc (a)	896		31
Whiting Petroleum Corp (a)	8,798	291
			SYNNEX Corp	10,550		825
		$1,459	Workiva Inc (a)	16,070		215
Oil & Gas Services - 0.16%						$4,518
Basic Energy Services Inc (a)	14,870	104
			Telecommunications - 4.53%
			ARRIS Group Inc (a)	35,329		1,067
Pharmaceuticals - 4.20%			Plantronics Inc	14,210		753
Achaogen Inc (a)	6,410	84	RF Micro Devices Inc (a)	66,780		1,108
Aratana Therapeutics Inc (a)	9,871	176				$2,928
Array BioPharma Inc (a)	24,150	114
Cerulean Pharma Inc (a)	12,120	75	Transportation - 1.01%
Clovis Oncology Inc (a)	2,110	118	ArcBest Corp	8,900		413
Concert Pharmaceuticals Inc (a)	7,360	98	Navigator Holdings Ltd (a)	11,320		238
FibroGen Inc (a)	3,930	108				$651
Nektar Therapeutics (a)	10,630	165	Trucking & Leasing - 0.32%
Orexigen Therapeutics Inc (a)	19,340	117	Greenbrier Cos Inc/The	3,840		206
PRA Health Sciences Inc (a)	19,180	465
Prestige Brands Holdings Inc (a)	20,139	699	TOTAL COMMON STOCKS			$63,647
ProQR Therapeutics NV (a)	2,812	61
Proteon Therapeutics Inc (a)	6,840	71	INVESTMENT COMPANIES - 2.72%	Shares Held	Value	(000	's)
Revance Therapeutics Inc (a)	2,770	47	Publicly Traded Investment Fund - 2.72%
SCYNEXIS Inc (a)	8,205	82	BlackRock Liquidity Funds FedFund Portfolio	1,761,011		1,760
Vanda Pharmaceuticals Inc (a)	7,811	112
Zafgen Inc (a)	3,970	122	TOTAL INVESTMENT COMPANIES			$1,760
		$2,714	Total Investments			$65,407
			Liabilities in Excess of Other Assets, Net - (1.12)%				$(725)
Publicly Traded Investment Fund - 0.16%			TOTAL NET ASSETS - 100.00%			$64,682
THL Credit Inc	8,690	102

REITS - 9.05%			(a) Non-Income Producing Security
Colony Financial Inc	30,490	726	(b) Security is Illiquid
CubeSmart	15,190	335
Education Realty Trust Inc	13,588	497

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
December 31, 2014

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $5 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.43%
Financial		23.24%
Consumer, Cyclical		16.34%
Technology		11.60%
Industrial		9.86%
Communications		6.65%
Energy		3.45%
Exchange Traded Funds		2.72%
Utilities		2.51%
Basic Materials		1.12%
Diversified		0.20%
Liabilities in Excess of Other Assets, Net		(1.12)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	6	$682	$720	$38
Total					$38

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS - 96.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.00%			Banks (continued)
Marchex Inc	620	$3	Talmer Bancorp Inc	30,259	$425
			Texas Capital Bancshares Inc (a)	208	11
			Western Alliance Bancorp (a)	551	15
Aerospace & Defense - 1.26%					$5,509
Astronics Corp (a)	12,911	714
Curtiss-Wright Corp	161	11	Beverages - 0.07%
Ducommun Inc (a)	78	2	Boston Beer Co Inc/The (a),(b)	102	30
GenCorp Inc (a)	659	12	Coca-Cola Bottling Co Consolidated	80	7
HEICO Corp	854	52	Farmer Bros Co (a)	146	4
Kaman Corp	271	11	National Beverage Corp (a)	224	5
Moog Inc (a)	65	5			$46
Teledyne Technologies Inc (a)	110	11
		$818	Biotechnology - 9.41%
			Acceleron Pharma Inc (a)	181	7
Agriculture - 0.04%			Achillion Pharmaceuticals Inc (a)	389	5
Andersons Inc/The	320	17	Acorda Therapeutics Inc (a)	523	21
Vector Group Ltd	530	11	Aegerion Pharmaceuticals Inc (a),(b)	567	12
		$28	Alder Biopharmaceuticals Inc (a),(b)	154	5
			Alnylam Pharmaceuticals Inc (a)	8,336	809
Airlines - 3.25%			AMAG Pharmaceuticals Inc (a)	288	12
Allegiant Travel Co	177	27	ANI Pharmaceuticals Inc (a)	130	7
Hawaiian Holdings Inc (a)	586	15	Arena Pharmaceuticals Inc (a),(b)	2,403	8
JetBlue Airways Corp (a)	696	11	ARIAD Pharmaceuticals Inc (a),(b)	1,814	12
Spirit Airlines Inc (a)	20,402	1,542	Bellicum Pharmaceuticals Inc (a),(b)	7,990	184
Virgin America Inc (a)	12,020	520	BioCryst Pharmaceuticals Inc (a),(b)	1,070	13
		$2,115	Bluebird Bio Inc (a)	9,010	826
Apparel - 0.86%			Cambrex Corp (a)	383	8
Columbia Sportswear Co	227	10	Celldex Therapeutics Inc (a),(b)	891	16
G-III Apparel Group Ltd (a)	239	24	Cellular Dynamics International Inc (a)	177	1
Iconix Brand Group Inc (a)	328	11	CTI BioPharma Corp (a)	2,569	6
Oxford Industries Inc	177	10	Emergent Biosolutions Inc (a)	93	3
Sequential Brands Group Inc (a),(b)	32,360	423	Endocyte Inc (a),(b)	728	5
Skechers U.S.A. Inc (a)	364	20	Enzo Biochem Inc (a)	647	3
Steven Madden Ltd (a)	729	23	Epizyme Inc (a),(b)	21,872	413
Vince Holding Corp (a)	214	6	Exact Sciences Corp (a),(b)	910	25
Wolverine World Wide Inc	1,117	33	Exelixis Inc (a)	3,753	5
		$560	Foundation Medicine Inc (a),(b)	277	6
			Halozyme Therapeutics Inc (a)	1,138	11
Automobile Manufacturers - 0.02%			ImmunoGen Inc (a),(b)	1,088	7
Wabash National Corp (a)	892	11	Inovio Pharmaceuticals Inc (a),(b)	1,062	10
			Insmed Inc (a)	544	8
Automobile Parts & Equipment - 0.28%			Intercept Pharmaceuticals Inc (a),(b)	1,840	287
Accuride Corp(a)	672	3	Intrexon Corp (a),(b)	21,890	603
			Isis Pharmaceuticals Inc (a)	8,639	533
American Axle & Manufacturing Holdings Inc(a)	830	19	Lexicon Pharmaceuticals Inc (a)	4,083	4
Cooper Tire & Rubber Co	118	4	Ligand Pharmaceuticals Inc (a)	259	14
Cooper-Standard Holding Inc (a)	118 15	1	MacroGenics Inc (a)	16,350	573
Dana Holding Corp	1,077	23	Medicines Co/The (a)	742	21
Dorman Products Inc (a)	331	16	Merrimack Pharmaceuticals Inc (a),(b)	1,163	13
Dougles Dynamics Inc	403	9	NewLink Genetics Corp (a),(b)	217	9
Gentherm Inc (a)	445 403	16 9	Novavax Inc (a)	2,620	16
Meritor Inc (a)	670	10	NPS Pharmaceuticals Inc (a)	15,256	546
Modine Manufacturing Co (a)	260	4	Omeros Corp (a)	348	9
Motorcar Parts of America Inc (a)	347	11	OncoMed Pharmaceuticals Inc (a),(b)	238	5
Standard Motor Products Inc	223	8	OvaScience Inc (a),(b)	3,651	161
Strattec Security Corp	50	4	Pacific Biosciences of California Inc (a)	1,087	9
Tenneco Inc (a)	761	43	PDL BioPharma Inc (b)	2,017	16
Tower International Inc (a)	400	10	Peregrine Pharmaceuticals Inc (a),(b)	3,197	4
			Prothena Corp PLC (a)	136	3
		$181	PTC Therapeutics Inc (a)	270	14
Banks - 8.48%			Puma Biotechnology Inc (a),(b)	2,464	466
Bank of the Ozarks Inc	36,832	1,397	Repligen Corp (a)	403	8
Cardinal Financial Corp	31	1	Sangamo BioSciences Inc (a)	748	11
Cass Information Systems Inc	228	12	Sequenom Inc (a),(b)	2,258	8
CoBiz Financial Inc	39,073	513	Spectrum Pharmaceuticals Inc (a),(b)	295	2
ConnectOne Bancorp Inc	19,620	373	Synageva BioPharma Corp (a),(b)	234	22
Customers Bancorp Inc (a)	16,426	320	Theravance Biopharma Inc (a)	432	6
Eagle Bancorp Inc (a)	334	12	Theravance Inc (b)	851	12
First Financial Bankshares Inc (b)	465	14	Ultragenyx Pharmaceutical Inc (a)	5,270	231
First NBC Bank Holding Co (a)	19,130	673	Veracyte Inc (a)	124	1
Home BancShares Inc/AR	481	15	XOMA Corp (a)	1,369	5
Opus Bank (a)	27,308	775	ZIOPHARM Oncology Inc (a),(b)	11,370	58
PacWest Bancorp	11,280	513			$6,118
Square 1 Financial Inc (a)	17,838	440

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Building Materials - 2.78%			Commercial Services (continued)
AAON Inc	462	$10	PAREXEL International Corp (a)	714	$40
Apogee Enterprises Inc	20,653	875	Performant Financial Corp (a)	542	4
Boise Cascade Co (a)	484	18	Providence Service Corp/The (a)	227	8
Continental Building Products Inc (a)	230	4	RPX Corp (a)	88	1
Drew Industries Inc (a)	261	13	Sotheby's	666	29
Headwaters Inc (a)	895	13	SP Plus Corp (a)	272	7
Masonite International Corp (a)	75	5	Strayer Education Inc (a)	136	10
Nortek Inc (a)	95	8	Team Health Holdings Inc (a)	891	51
Patrick Industries Inc (a)	156	7	Team Inc (a)	264	11
Trex Co Inc (a)	19,845	845	TrueBlue Inc (a)	535	12
US Concrete Inc (a)	278	8	Weight Watchers International Inc (a)	318	8
		$1,806	WEX Inc (a)	482	48

Chemicals - 1.63%					$2,224
A Schulman Inc	128	5	Computers - 1.95%
Balchem Corp	382	25	Barracuda Networks Inc (a)	149	5
Calgon Carbon Corp (a)	673	14	Cray Inc (a)	435	15
Chemtura Corp (a)	991	25	Electronics For Imaging Inc (a)	614	26
Ferro Corp (a)	887	12	EPAM Systems Inc (a)	18,560	886
HB Fuller Co	542	24	ExlService Holdings Inc (a)	262	8
Innophos Holdings Inc	156	9	FleetMatics Group PLC (a)	464	16
Innospec Inc	96	4	iGate Corp (a)	453	18
Koppers Holdings Inc	393	10	LivePerson Inc (a)	654	9
Minerals Technologies Inc	190	13	Luxoft Holding Inc (a)	148	6
PolyOne Corp	23,882	906	Manhattan Associates Inc (a)	946	38
Quaker Chemical Corp	113	10	MAXIMUS Inc	841	46
Sensient Technologies Corp	55	3	MTS Systems Corp	195	15
Zep Inc	121	2	NetScout Systems Inc (a)	452	16
		$1,062	Qualys Inc (a)	255	10
			RealD Inc (a),(b)	792	9
Coal - 0.02%			Science Applications International Corp	523	26
SunCoke Energy Inc	609	12	Spansion Inc (a),(b)	665	23
			Super Micro Computer Inc (a)	446	16
Commercial Services - 3.42%			Sykes Enterprises Inc (a)	65	2
Advisory Board Co/The (a)	399	20	Synaptics Inc (a)	466	32
American Public Education Inc (a)	328	12	Syntel Inc (a)	389	17
ARC Document Solutions Inc (a)	32,446	332	TeleTech Holdings Inc (a)	171	4
Barrett Business Services Inc	142	4	Unisys Corp (a)	369	11
Bright Horizons Family Solutions Inc (a)	376	18	Virtusa Corp (a)	326	14
Capella Education Co	136	10			$1,268
Cardtronics Inc (a)	558	22
			Consumer Products - 0.06%
Carriage Services Inc	51	1	Helen of Troy Ltd (a)	135	9
Cimpress NV (a)	414	31
			Tumi Holdings Inc (a)	558	13
Corporate Executive Board Co	372	27
CorVel Corp (a)	225	8	WD-40 Co	187	16
Deluxe Corp	333	21			$38
Electro Rent Corp	27	—	Cosmetics & Personal Care - 0.00%
Euronet Worldwide Inc (a)	640	35	Revlon Inc (a)	58	2
EVERTEC Inc	816	18
ExamWorks Group Inc (a)	427	18
Forrester Research Inc	206	8	Distribution & Wholesale - 4.15%
Franklin Covey Co (a)	121	2	Core-Mark Holding Co Inc	48	3
Grand Canyon Education Inc (a)	582	27	H&E Equipment Services Inc	11,735	329
			MWI Veterinary Supply Inc (a)	10,787	1,833
Hackett Group Inc/The	107	1
Healthcare Services Group Inc	768	24	Pool Corp	564	36
HealthEquity Inc (a)	75	2	Watsco Inc	283	30
			WESCO International Inc (a)	6,070	463
Heartland Payment Systems Inc	450	24
Hill International Inc (a)	362	1			$2,694
HMS Holdings Corp (a)	1,100	23	Diversified Financial Services - 1.14%
Huron Consulting Group Inc (a)	48	3	Altisource Portfolio Solutions SA (a)	263	9
INC Research Holdings Inc (a)	5,950	153	BGC Partners Inc	903	8
Insperity Inc	248	8	Blackhawk Network Holdings Inc (a),(b)	655	25
K12 Inc (a)	279	3	Cohen & Steers Inc (b)	212	9
Kforce Inc	32,389	782	Credit Acceptance Corp (a)	97	13
Korn/Ferry International (a)	8,852	255	Diamond Hill Investment Group Inc	55	8
Landauer Inc	187	6	Ellie Mae Inc (a)	343	14
Liberty Tax Inc (a)	81	3	Encore Capital Group Inc (a)	244	11
LifeLock Inc (a)	987	18	Evercore Partners Inc - Class A	445	23
Medifast Inc (a)	259	9	Financial Engines Inc	562	20
Monro Muffler Brake Inc	402	23	Greenhill & Co Inc	312	14
Multi-Color Corp	117	7	Higher One Holdings Inc (a)	254	1
National Research Corp	164	2	MarketAxess Holdings Inc	412	30
Nutrisystem Inc	572	11	Moelis & Co	12,280	429
On Assignment Inc (a)	703	23

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Environmental Control - 0.06%
PRA Group Inc (a)	673	$39	Advanced Emissions Solutions Inc (a)	416	$10
Pzena Investment Management Inc	224	2	MSA Safety Inc	325	17
Silvercrest Asset Management Group Inc	107	2	Tetra Tech Inc	97	3
Virtus Investment Partners Inc	94	16	US Ecology Inc	280	11
WageWorks Inc (a)	451	29			$41
Westwood Holdings Group Inc	141	9
WisdomTree Investments Inc (b)	1,163	18	Food - 0.54%
World Acceptance Corp (a),(b)	151	12	B&G Foods Inc	625	19
		$741	Calavo Growers Inc	264	12
			Cal-Maine Foods Inc	380	15
Electric - 0.01%			Fresh Market Inc/The (a),(b)	524	22
EnerNOC Inc (a)	144	2	Inventure Foods Inc (a)	11,850	151
Ormat Technologies Inc	127	4	J&J Snack Foods Corp	182	20
		$6	Lancaster Colony Corp	138	13
			Sanderson Farms Inc	242	20
Electrical Components & Equipment - 1.06%			Tootsie Roll Industries Inc (b)	338	10
Acuity Brands Inc	3,680	515	TreeHouse Foods Inc (a)	268	23
Advanced Energy Industries Inc (a)	484	11	United Natural Foods Inc (a)	608	47
Belden Inc	564	44			$352
Encore Wire Corp	306	11
EnerSys	226	14	Forest Products & Paper - 0.13%
Generac Holdings Inc (a),(b)	892	42	Clearwater Paper Corp (a)	253	17
Graham Corp	200	6	Deltic Timber Corp (c)	118	8
Insteel Industries Inc	319	8	KapStone Paper and Packaging Corp	1,050	31
Littelfuse Inc	247	24	Neenah Paper Inc	161	10
Universal Display Corp (a),(b)	524	15	Orchids Paper Products Co	128	4
		$690	PH Glatfelter Co	320	8
			Schweitzer-Mauduit International Inc	87	4
Electronics - 2.35%					$82
Badger Meter Inc	186	11
Coherent Inc (a)	34	2	Hand & Machine Tools - 0.03%
FARO Technologies Inc (a)	16,484	1,033	Franklin Electric Co Inc	483	18
FEI Co	464	42
Fluidigm Corp (a)	309	10
Imprivata Inc (a)	77	1	Healthcare - Products - 5.90%
			Abaxis Inc	4,761	271
Mesa Laboratories Inc	53	4	ABIOMED Inc (a)	500	19
Methode Electronics Inc	9,100	332	Accuray Inc (a),(b)	1,477	11
Newport Corp (a)	703	14
			Affymetrix Inc (a)	343	3
NVE Corp (a)	39	3
			AtriCure Inc (a)	14,369	287
OSI Systems Inc (a)	86	6
Plexus Corp (a)	221	9	Atrion Corp	30	10
			BioTelemetry Inc (a)	295	3
Rogers Corp (a)	96	8
Sparton Corp (a)	191	5	Cantel Medical Corp	424	18
			Cardiovascular Systems Inc (a)	348	11
TASER International Inc (a),(b)	592	16
			Cepheid (a)	15,806	855
Watts Water Technologies Inc	40	3	Cyberonics Inc (a)	335	19
Woodward Inc	573	28	Cynosure Inc (a)	152	4
		$1,527	DexCom Inc (a)	950	52
Energy - Alternate Sources - 0.46%			Endologix Inc (a),(b)	705	11
Enphase Energy Inc (a),(b)	18,690	267	Female Health Co/The	296	1
FutureFuel Corp	77	1	Genomic Health Inc (a),(b)	331	11
Green Plains Inc	398	10	Globus Medical Inc (a)	825	20
Pattern Energy Group Inc	474	12	Haemonetics Corp (a)	85	3
REX American Resources Corp (a)	94	6	HeartWare International Inc (a),(b)	212	16
TerraForm Power Inc	167	5	Inogen Inc (a)	16,030	503
		$301	Insulet Corp (a)	609	28
			Integra LifeSciences Holdings Corp (a)	193	11
Engineering & Construction - 1.00%			Intersect ENT Inc (a)	68	1
Aegion Corp (a)	89	2	K2M Group Holdings Inc (a),(b)	22,230	464
Argan Inc	92	3	LDR Holding Corp (a),(b)	14,249	468
Dycom Industries Inc (a)	392	14	Luminex Corp (a)	452	9
Exponent Inc	170	14	Masimo Corp (a)	614	16
MasTec Inc (a)	846	19	Meridian Bioscience Inc	503	8
Mistras Group Inc (a)	315	6	MiMedx Group Inc (a)	1,148	13
Tutor Perini Corp (a)	24,580	591	NanoString Technologies Inc (a)	18,963	264
		$649	Natus Medical Inc (a)	395	14
			Navidea Biopharmaceuticals Inc (a)	2,322	4
Entertainment - 0.58%			NuVasive Inc (a)	488	23
Churchill Downs Inc	107	10
Eros International PLC (a)	159	3	NxStage Medical Inc (a)	767	14
National CineMedia Inc	255	4	Quidel Corp (a)	352	10
Pinnacle Entertainment Inc (a)	652	14	Rockwell Medical Inc (a),(b)	97	1
Scientific Games Corp (a),(b)	23,870	304	Sientra Inc (a)	9,771	164
			Spectranetics Corp/The (a)	521	18
Vail Resorts Inc	456	42
		$377	STERIS Corp	742	48
			SurModics Inc (a)	43	1

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance (continued)
Tandem Diabetes Care Inc (a)	166	$2	Universal Insurance Holdings Inc	586	$12
Thoratec Corp (a)	720	23			$1,119
Utah Medical Products Inc	74	4
Vascular Solutions Inc (a)	325	9	Internet - 2.68%
Volcano Corp (a)	1,009	18	Bankrate Inc (a)	124	2
			Bazaarvoice Inc (a)	416	3
West Pharmaceutical Services Inc	887	47	Blue Nile Inc (a)	232	8
Wright Medical Group Inc (a),(b)	465	13
Zeltiq Aesthetics Inc (a),(b)	361	10	ChannelAdvisor Corp (a)	25,350	547
			Chegg Inc (a),(b)	31,220	216
		$3,833	Cogent Communications Holdings Inc	561	20
Healthcare - Services - 2.93%			comScore Inc (a)	438	20
Acadia Healthcare Co Inc (a)	18,646	1,142	Dice Holdings Inc (a)	236	2
Addus HomeCare Corp (a)	13	—	ePlus Inc (a)	4	—
Adeptus Health Inc (a)	62	2	FTD Cos Inc (a)	35	1
Air Methods Corp (a)	491	22	Global Sources Ltd (a)	55	—
Alliance HealthCare Services Inc (a)	37	1	GrubHub Inc (a)	168	6
Amsurg Corp (a)	173	9	HealthStream Inc (a)	416	12
Bio-Reference Laboratories Inc (a),(b)	439	14	HomeAway Inc (a)	22,765	678
Chemed Corp	219	23	j2 Global Inc	597	37
Ensign Group Inc/The	233	10	magicJack VocalTec Ltd (a)	325	3
Gentiva Health Services Inc (a)	620	12	Marketo Inc (a),(b)	281	9
HealthSouth Corp	840	32	NIC Inc	819	15
Healthways Inc (a)	310	6	Orbitz Worldwide Inc (a)	474	4
IPC The Hospitalist Co Inc (a)	202	9	Overstock.com Inc (a)	228	6
Molina Healthcare Inc (a)	383	21	Perficient Inc (a)	425	8
RadNet Inc (a)	583	5	Reis Inc	12	—
Select Medical Holdings Corp	926	13	Sapient Corp (a),(b)	1,439	36
Skilled Healthcare Group Inc (a)	215	2	Shutterfly Inc (a)	249	10
Surgical Care Affiliates Inc (a)	224	8	Shutterstock Inc (a)	188	13
US Physical Therapy Inc	238	10	Stamps.com Inc (a)	256	12
WellCare Health Plans Inc (a)	6,872	564	Trulia Inc (a)	377	17
		$1,905	Unwired Planet Inc (a)	1,886	2
			VASCO Data Security International Inc (a)	373	11
Holding Companies - Diversified - 1.48%			Web.com Group Inc (a)	571	11
FCB Financial Holdings Inc (a)	22,480	554	WebMD Health Corp (a)	481	19
Harbinger Group Inc (a)	667	10	XO Group Inc (a)	534	10
Horizon Pharma PLC (a)	31,043	400	Zix Corp (a)	1,226	5
		$964			$1,743

Home Builders - 0.07%			Iron & Steel - 0.03%
Beazer Homes USA Inc (a)	218	4
Cavco Industries Inc (a)	175	14	Worthington Industries Inc	647	19
Installed Building Products Inc (a)	164	3
KB Home (b)	677	11	Leisure Products & Services - 1.99%
Winnebago Industries Inc	550	12	Black Diamond Inc (a),(b)	26,007	228
		$44	Brunswick Corp/DE	15,400	790
			ClubCorp Holdings Inc	443	8
Home Furnishings - 0.13%			Fox Factory Holding Corp (a)	211	3
American Woodmark Corp (a)	236	10	Interval Leisure Group Inc	607	13
Daktronics Inc	502	6	Life Time Fitness Inc (a)	45	2
DTS Inc/CA (a)	90	3	Malibu Boats Inc (a)	12,610	243
iRobot Corp (a),(b)	323	11	Nautilus Inc (a)	361	5
La-Z-Boy Inc	569	15			$1,292
Select Comfort Corp (a)	685	19
TiVo Inc (a)	780	9	Lodging - 0.03%
Universal Electronics Inc (a)	195	13	Boyd Gaming Corp (a)	777	10
		$86	Diamond Resorts International Inc (a)	440	12
					$22
Housewares - 0.02%
Libbey Inc (a)	414	13	Machinery - Construction & Mining - 0.01%
			Hyster-Yale Materials Handling Inc	129	9

Insurance - 1.72%
AmTrust Financial Services Inc	18,288	1,028	Machinery - Diversified - 0.93%
Atlas Financial Holdings Inc (a)	202	3	Adept Technology Inc (a),(b)	13,070	113
Crawford & Co	146	2	Altra Industrial Motion Corp	349	10
Employers Holdings Inc	356	8	Applied Industrial Technologies Inc	186	9
Essent Group Ltd (a)	441	11	Chart Industries Inc (a)	394	14
Federated National Holding Co	241	6	Cognex Corp (a)	1,125	47
HCI Group Inc	118	5	Columbus McKinnon Corp/NY	54	2
Heritage Insurance Holdings Inc (a)	130	3	DXP Enterprises Inc (a)	257	13
Infinity Property & Casualty Corp	79	6	Gorman-Rupp Co/The	371	12
Maiden Holdings Ltd	127	2	Kadant Inc	29	1
MGIC Investment Corp (a)	1,494	14	Lindsay Corp (b)	132	11
Radian Group Inc	762	13	Manitex International Inc (a)	273	3
United Insurance Holdings Corp	287	6	Tennant Co	5,116	369

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas (continued)
Twin Disc Inc	112	$2	Magnum Hunter Resources Corp - Warrants	11,865	$—
		$606	(a),(c),(d)
			Matador Resources Co (a)	822	17
Media - 0.07%			North Atlantic Drilling Ltd	374	1
Crown Media Holdings Inc (a)	549	2
Martha Stewart Living Omnimedia Inc (a)	446	2	Panhandle Oil and Gas Inc	255	6
			Parsley Energy Inc (a)	581	9
Nexstar Broadcasting Group Inc	383	20	PDC Energy Inc (a)	49	2
Saga Communications Inc	25	1	PetroQuest Energy Inc (a)	1,055	4
Sinclair Broadcast Group Inc (b)	858	23	Rex Energy Corp (a),(b)	935	5
		$48	Rosetta Resources Inc (a)	148	3
Metal Fabrication & Hardware - 0.18%			Sanchez Energy Corp (a),(b)	19,076	177
Advanced Drainage Systems Inc	196	5	Synergy Resources Corp (a)	1,322	17
CIRCOR International Inc	205	12	TransAtlantic Petroleum Ltd (a)	224	1
Furmanite Corp (a)	724	6	Trecora Resources (a)	359	5
Global Brass & Copper Holdings Inc	366	5	Triangle Petroleum Corp (a),(b)	803	4
Mueller Industries Inc	478	16	Vertex Energy Inc (a),(b)	222	1
Mueller Water Products Inc - Class A	2,069	21	W&T Offshore Inc	252	2
RBC Bearings Inc	256	17	Western Refining Inc	657	25
Rexnord Corp (a)	973	27			$962
Sun Hydraulics Corp	285	11	Oil & Gas Services - 0.13%
		$120	Basic Energy Services Inc (a)	618	4
Mining - 0.10%			C&J Energy Services Inc (a)	782	10
Globe Specialty Metals Inc	794	14	CARBO Ceramics Inc (b)	243	10
Gold Resource Corp	726	2	Flotek Industries Inc (a)	677	13
Materion Corp	155	5	Forum Energy Technologies Inc (a)	429	9
Stillwater Mining Co (a)	1,396	21	Gulf Island Fabrication Inc	103	2
United States Lime & Minerals Inc	34	3	ION Geophysical Corp (a)	404	1
US Silica Holdings Inc	667	17	Matrix Service Co (a)	520	12
		$62	PHI Inc (a)	14	—
			Pioneer Energy Services Corp (a)	869	5
Miscellaneous Manufacturing - 1.07%			Profire Energy Inc (a),(b)	283	1
American Railcar Industries Inc (b)	171	9	Tesco Corp	58	1
AZZ Inc	330	15	Thermon Group Holdings Inc (a)	397	9
Blount International Inc	612	11	Willbros Group Inc (a)	755	5
Chase Corp	114	4			$82
CLARCOR Inc	616	41
EnPro Industries Inc	295	18	Packaging & Containers - 0.12%
GP Strategies Corp (a)	192	6	Berry Plastics Group Inc (a)	626	20
Harsco Corp	1,037	20	Graphic Packaging Holding Co (a)	4,116	56
Hillenbrand Inc	814	28			$76
John Bean Technologies Corp	321	11	Pharmaceuticals - 4.36%
Lydall Inc (a)	277	9	ACADIA Pharmaceuticals Inc (a),(b)	798	25
Park-Ohio Holdings Corp	171	11	AcelRx Pharmaceuticals Inc (a),(b)	491	3
Polypore International Inc (a)	493	23	Actinium Pharmaceuticals Inc (a)	422	3
Proto Labs Inc (a),(b)	6,379	429	Adamas Pharmaceuticals Inc (a)	10,682	186
Raven Industries Inc	468	12	Agios Pharmaceuticals Inc (a),(b)	148	17
Smith & Wesson Holding Corp (a),(b)	1,060	10	Akebia Therapeutics Inc (a)	153	2
Standex International Corp	182	14	Akorn Inc (a)	783	28
Sturm Ruger & Co Inc	212	7	Amphastar Pharmaceuticals Inc (a),(b)	161	2
TriMas Corp (a)	517	16	Anacor Pharmaceuticals Inc (a),(b)	226	7
		$694	Anika Therapeutics Inc (a)	277	11
Office Furnishings - 0.53%			Auxilium Pharmaceuticals Inc (a)	637	22
Herman Miller Inc	761	23	Avanir Pharmaceuticals Inc (a)	2,446	41
HNI Corp	531	27	BioDelivery Sciences International Inc (a),(b)	805	10
Interface Inc	732	12	BioSpecifics Technologies Corp (a)	68	3
Knoll Inc	12,478	264	Catalent Inc (a)	485	14
Steelcase Inc	1,062	19	Chimerix Inc (a)	291	12
		$345	Clovis Oncology Inc (a)	270	15
			Corcept Therapeutics Inc (a),(b)	1,053	3
Oil & Gas - 1.48%			Cytori Therapeutics Inc (a),(b)	1,038	1
Abraxas Petroleum Corp (a)	1,820	5	Depomed Inc (a)	31,781	512
Adams Resources & Energy Inc	2	—	Dyax Corp (a)	1,704	24
Alon USA Energy Inc	141	2	Enanta Pharmaceuticals Inc (a),(b)	195	10
Apco Oil and Gas International Inc (a)	27	—	Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	104	1
Approach Resources Inc (a),(b)	328	2	Galectin Therapeutics Inc (a),(b)	356	1
Bonanza Creek Energy Inc (a)	652	16	Hyperion Therapeutics Inc (a)	208	5
Carrizo Oil & Gas Inc (a)	562	23	IGI Laboratories Inc (a)	617	5
Clayton Williams Energy Inc (a)	113	7	Impax Laboratories Inc (a)	256	8
Delek US Holdings Inc	382	10	Infinity Pharmaceuticals Inc (a)	609	10
Diamondback Energy Inc (a)	7,916	474	Insys Therapeutics Inc (a)	188	8
Gastar Exploration Inc (a)	1,294	3	Ironwood Pharmaceuticals Inc (a)	1,316	20
Jones Energy Inc (a),(b)	214	2	Keryx Biopharmaceuticals Inc (a),(b)	1,007	14
Magnum Hunter Resources Corp (a),(b)	44,146	139

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Lannett Co Inc (a)	322	$14	Ryman Hospitality Properties Inc	246	$13
Liberator Medical Holdings Inc	596	2	Sabra Health Care REIT Inc	654	20
MannKind Corp (a),(b)	2,510	13	Saul Centers Inc	166	9
Marinus Pharmaceuticals Inc (a),(b)	7,190	76	Sovran Self Storage Inc	362	32
Mirati Therapeutics Inc (a),(b)	140	3	Strategic Hotels & Resorts Inc (a)	2,380	31
Natural Grocers by Vitamin Cottage Inc (a)	172	5	Sun Communities Inc	607	37
Nektar Therapeutics (a)	790	12	Urstadt Biddle Properties Inc	313	7
Neogen Corp (a)	460	23			$310
Neurocrine Biosciences Inc (a)	24,527	548
Ophthotech Corp (a)	280	13	Retail - 6.93%
OPKO Health Inc (a),(b)	2,473	25	America's Car-Mart Inc/TX (a)	22	1
Orexigen Therapeutics Inc (a),(b)	1,531	9	ANN Inc (a)	591	22
Osiris Therapeutics Inc (a),(b)	328	5	Asbury Automotive Group Inc (a)	386	29
Pacira Pharmaceuticals Inc/DE (a)	447	40	BJ's Restaurants Inc (a)	110	5
Pain Therapeutics Inc (a)	720	1	Bloomin' Brands Inc (a)	976	24
Pernix Therapeutics Holdings Inc (a)	628	6	Bravo Brio Restaurant Group Inc (a)	341	5
Phibro Animal Health Corp	277	9	Brown Shoe Co Inc	419	13
Portola Pharmaceuticals Inc (a)	17,555	497	Buckle Inc/The	355	19
POZEN Inc (a)	516	4	Buffalo Wild Wings Inc (a)	236	43
Prestige Brands Holdings Inc (a)	651	23	Build-A-Bear Workshop Inc (a)	166	3
Progenics Pharmaceuticals Inc (a)	316	2	Burlington Stores Inc (a)	313	15
Raptor Pharmaceutical Corp (a),(b)	1,245	13	Casey's General Stores Inc	472	43
Receptos Inc (a)	235	29	Cato Corp/The	88	4
Regulus Therapeutics Inc (a)	272	4	Cheesecake Factory Inc/The	631	32
Sagent Pharmaceuticals Inc (a)	344	9	Christopher & Banks Corp (a)	40,850	233
Sarepta Therapeutics Inc (a),(b)	782	11	Chuy's Holdings Inc (a)	14,983	295
SciClone Pharmaceuticals Inc (a)	625	5	Cracker Barrel Old Country Store Inc	222	31
Sucampo Pharmaceuticals Inc (a)	349	5	Dave & Buster's Entertainment Inc (a)	8,832	241
Supernus Pharmaceuticals Inc (a),(b)	563	5	Del Frisco's Restaurant Group Inc (a)	469	11
Synta Pharmaceuticals Corp (a)	1,288	3	Denny's Corp (a)	1,139	12
Synutra International Inc (a),(b)	308	2	DineEquity Inc	129	13
TESARO Inc (a),(b)	212	8	Diversified Restaurant Holdings Inc (a)	24,785	128
Tetraphase Pharmaceuticals Inc (a)	332	13	El Pollo Loco Holdings Inc (a),(b)	127	2
TG Therapeutics Inc (a),(b)	466	7	Express Inc (a)	95	1
TherapeuticsMD Inc (a),(b)	2,098	9	Famous Dave's of America Inc (a)	88	2
Threshold Pharmaceuticals Inc (a)	931	3	Fiesta Restaurant Group Inc (a)	338	21
USANA Health Sciences Inc (a)	118	12	Finish Line Inc/The	228	6
Vanda Pharmaceuticals Inc (a),(b)	660	9	First Cash Financial Services Inc (a)	326	18
Vivus Inc (a),(b)	1,774	5	Five Below Inc (a),(b)	7,542	308
Xencor Inc (a)	290	5	Francesca's Holdings Corp (a)	839	14
Zogenix Inc (a)	2,418	3	Genesco Inc (a)	40	3
ZS Pharma Inc (a),(b)	7,650	318	Group 1 Automotive Inc	86	8
			Hibbett Sports Inc (a)	327	16
		$2,831	HSN Inc	419	32
Pipelines - 0.39%			Jack in the Box Inc	10,414	832
Primoris Services Corp	9,272	215	Kate Spade & Co (a)	3,680	118
SemGroup Corp	522	36	Kirkland's Inc (a)	165	4
		$251	Krispy Kreme Doughnuts Inc (a)	793	16
			Lithia Motors Inc	291	25
Private Equity - 0.46%			Lumber Liquidators Holdings Inc (a),(b)	301	20
GSV Capital Corp (a),(b)	34,279	296	MarineMax Inc (a)	23,767	476
			Mattress Firm Holding Corp (a),(b)	184	11
Real Estate - 0.62%			Men's Wearhouse Inc	418	18
Capital Senior Living Corp (a)	362	9	Nathan's Famous Inc (a)	60	5
Consolidated-Tomoka Land Co	22	1	Noodles & Co (a)	6,110	161
Forestar Group Inc (a)	60	1	Outerwall Inc (a),(b)	257	19
HFF Inc	440	16	Papa John's International Inc	388	22
Marcus & Millichap Inc (a)	10,836	360	PetMed Express Inc (b)	397	6
St Joe Co/The (a)	744	14	Pier 1 Imports Inc	1,034	16
		$401	Popeyes Louisiana Kitchen Inc (a)	288	16
			PriceSmart Inc	206	19
REITS - 0.48%			Red Robin Gourmet Burgers Inc (a)	9,891	761
Alexander's Inc	21	9	Restoration Hardware Holdings Inc (a)	390	37
American Assets Trust Inc	142	6	Rush Enterprises Inc - Class A (a)	371	12
Aviv REIT Inc	30	1	Ruth's Hospitality Group Inc	458	7
CoreSite Realty Corp	221	9	Sonic Corp	482	13
DuPont Fabros Technology Inc	258	9	Texas Roadhouse Inc	880	30
EastGroup Properties Inc	359	23	Tilly's Inc (a)	17,285	167
Empire State Realty Trust Inc	1,009	18	Tuesday Morning Corp (a)	442	10
Glimcher Realty Trust	1,348	18	Vera Bradley Inc (a)	427	9
National Health Investors Inc	419	29	Vitamin Shoppe Inc (a)	171	8
Potlatch Corp	514	21	Zumiez Inc (a)	326	13
PS Business Parks Inc	125	10			$4,504
QTS Realty Trust Inc	232	8

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Savings & Loans - 0.84%			Software (continued)
B of I Holding Inc (a)	3,467	$270	Pegasystems Inc	390	$8
Investors Bancorp Inc	834	9	Proofpoint Inc (a)	21,807	1,051
Meridian Bancorp Inc (a)	390	5	QAD Inc	103	2
Pacific Premier Bancorp Inc (a)	15,297	265	Qlik Technologies Inc (a)	24,770	765
		$549	Quality Systems Inc	600	9
			RealPage Inc (a)	566	12
Semiconductors - 4.14%			SPS Commerce Inc (a)	203	12
Ambarella Inc (a)	366	19
Amkor Technology Inc (a)	838	6	SS&C Technologies Holdings Inc	861	50
			Synchronoss Technologies Inc (a)	438	18
Brooks Automation Inc	93	1	SYNNEX Corp	58	5
Cabot Microelectronics Corp (a)	251	12	Take-Two Interactive Software Inc (a)	144	4
Cavium Inc (a)	9,209	569	Tyler Technologies Inc (a)	417	46
Cirrus Logic Inc (a)	349	8	Ultimate Software Group Inc/The (a)	4,740	696
Cypress Semiconductor Corp (a),(b)	1,732	25	Verint Systems Inc (a)	710	41
Diodes Inc (a)	503	14
Entegris Inc (a)	1,015	13			$6,005
Inphi Corp (a)	16,827	311	Storage & Warehousing - 0.01%
Integrated Device Technology Inc (a)	1,077	21	Mobile Mini Inc	73	3
InvenSense Inc (a),(b)	753	12	Wesco Aircraft Holdings Inc (a),(b)	175	2
IPG Photonics Corp (a),(b)	8,352	626			$5
Lattice Semiconductor Corp (a)	1,462	10
MaxLinear Inc (a)	536	4	Telecommunications - 2.30%
			8x8 Inc (a)	46,418	425
Micrel Inc	858	13
Microsemi Corp (a)	26,264	745	ADTRAN Inc	565	12
			Alliance Fiber Optic Products Inc (b)	227	3
Monolithic Power Systems Inc	509	25	Anixter International Inc (a)	151	13
Pixelworks Inc (a),(b)	21,970	100
			Aruba Networks Inc (a)	1,381	25
Power Integrations Inc	401	21	CalAmp Corp (a),(b)	396	7
Rambus Inc (a)	1,451	16
Rudolph Technologies Inc (a)	83	1	Ciena Corp (a)	1,148	22
Semtech Corp (a)	870	24	Cincinnati Bell Inc (a)	1,080	3
Silicon Image Inc (a)	761	4	Clearfield Inc (a)	215	3
Silicon Laboratories Inc (a)	394	19	Consolidated Communications Holdings Inc	430	12
			FairPoint Communications Inc (a),(b)	350	5
Tessera Technologies Inc	399	14	Finisar Corp (a)	1,001	19
TriQuint Semiconductor Inc (a)	1,874	52
Ultra Clean Holdings Inc (a)	176	2	General Communication Inc (a)	708	10
Xcerra Corp (a)	420	4	Gogo Inc (a),(b)	592	10
			GTT Communications Inc (a)	15,506	206
		$2,691	Harmonic Inc (a)	245	2
Software - 9.24%			IDT Corp - Class B	284	6
ACI Worldwide Inc (a)	1,415	29	Infinera Corp (a)	1,137	17
Advent Software Inc	639	20	Inteliquent Inc	644	13
Aspen Technology Inc (a)	1,164	41	Intelsat SA (a)	133	2
AVG Technologies NV (a)	438	9	InterDigital Inc/PA	524	28
Blackbaud Inc	573	25	Leap Wireless International Inc - Rights	282	1
Bottomline Technologies de Inc (a)	361	9	(a),(c),(d)
BroadSoft Inc (a)	313	9	LogMeIn Inc (a)	295	15
Callidus Software Inc (a)	581	9	Loral Space & Communications Inc (a)	143	11
CommVault Systems Inc (a)	519	27	Lumos Networks Corp	305	5
Computer Programs & Systems Inc	221	13	NeuStar Inc (a),(b)	662	18
Constant Contact Inc (a)	389	14	NTELOS Holdings Corp (b)	145	1
Cornerstone OnDemand Inc (a)	581	20	Orbcomm Inc (a)	38,580	252
CSG Systems International Inc	266	7	Plantronics Inc	495	26
Cvent Inc (a),(b)	345	10	Polycom Inc (a)	782	11
Dealertrack Technologies Inc (a)	493	22	Premiere Global Services Inc (a)	187	2
Demandware Inc (a)	331	19	RF Micro Devices Inc (a)	3,705	62
Envestnet Inc (a)	423	21	RigNet Inc (a)	229	9
Everyday Health Inc (a)	14,497	214	Ruckus Wireless Inc (a)	855	10
Fair Isaac Corp	403	29	Shenandoah Telecommunications Co	404	13
Globant SA (a)	92	1	ShoreTel Inc (a)	1,204	9
Glu Mobile Inc (a),(b)	99,462	388	Sonus Networks Inc (a)	2,605	10
Guidewire Software Inc (a)	9,464	479	Tessco Technologies Inc	8	—
Imperva Inc (a)	18,223	901	Ubiquiti Networks Inc	369	11
inContact Inc (a)	1,058	9	ViaSat Inc (a)	455	29
Infoblox Inc (a)	509	10	Vonage Holdings Corp (a)	38,120	145
Interactive Intelligence Group Inc (a)	187	9	West Corp	402	13
Jive Software Inc (a)	846	5			$1,496
MedAssets Inc (a)	741	15
Medidata Solutions Inc (a)	686	33	Textiles - 0.00%
Merge Healthcare Inc (a)	1,290	5	Culp Inc	22	1
MicroStrategy Inc (a)	4,057	659
Monotype Imaging Holdings Inc	490	14	Transportation - 0.44%
Omnicell Inc (a)	451	15	ArcBest Corp	308	14
OPOWER Inc (a),(b)	133	2	Echo Global Logistics Inc (a)	456	13
PDF Solutions Inc (a)	13,058	194	Forward Air Corp	404	20

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation (continued)
GasLog Ltd	151	$3
Heartland Express Inc	599	16
HUB Group Inc (a)	404	15
Knight Transportation Inc	658	22
Matson Inc	280	10
PAM Transportation Services Inc (a)	11	1
Quality Distribution Inc (a)	131	2
Roadrunner Transportation Systems Inc (a)	5,509	129
Saia Inc (a)	272	15
Swift Transportation Co (a)	920	26
		$286

Trucking & Leasing - 0.03%
General Finance Corp (a)	212	2
Greenbrier Cos Inc/The (b)	357	19
		$21

Water - 0.01%
American States Water Co	63	2
SJW Corp	60	2
		$4
TOTAL COMMON STOCKS		$62,974
INVESTMENT COMPANIES - 14.60%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 14.60%
BlackRock Liquidity Funds TempFund	1,654,853	1,655
Portfolio
Goldman Sachs Financial Square Funds -	7,320,050	7,320
Government Fund (e)
Goldman Sachs Financial Square Funds -	450,060	450
Money Market Fund
JP Morgan Prime Money Market Fund	64,669	65
		$9,490
TOTAL INVESTMENT COMPANIES		$9,490
Total Investments		$72,464
Liabilities in Excess of Other Assets, Net - (11.49)%			$(7,470)
TOTAL NET ASSETS - 100.00%		$64,994

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security is Illiquid
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2 or 0.00% of net assets.
(e)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26.73%
Consumer, Cyclical		18.85%
Technology		15.33%
Exchange Traded Funds		14.60%
Financial		13.74%
Industrial		11.32%
Communications		5.05%
Energy		2.48%
Basic Materials		1.89%
Diversified		1.48%
Utilities		0.02%
Liabilities in Excess of Other Assets, Net		(11.49)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	18	$2,100	$2,161	$61
Total					$61

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS - 94.33%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.03%			Banks (continued)
EVINE Live Inc (a)	1,051	$7	Boston Private Financial Holdings Inc	5,219	$ 70
Harte-Hanks Inc	1,790	14	Bridge Capital Holdings (a)	359	8
MDC Partners Inc	661	15	Bryn Mawr Bank Corp	508	16
		$36	Camden National Corp	286	11
			Capital Bank Financial Corp (a)	528	14
Aerospace & Defense - 1.32%			Cardinal Financial Corp	640	13
AAR Corp	13,568	377	Cascade Bancorp (a)	7,100	37
Cubic Corp	450	24	Cathay General Bancorp	5,999	154
Curtiss-Wright Corp	2,958	209	Century Bancorp Inc/MA	128	5
Ducommun Inc (a)	241	6	Chemical Financial Corp	2,489	76
Esterline Technologies Corp (a)	767	84	Citizens & Northern Corp	2,156	44
Kaman Corp	318	13	City Holding Co	3,590	167
Kratos Defense & Security Solutions Inc (a)	1,606	8	CNB Financial Corp/PA	549	10
Moog Inc (a)	1,843	137	Columbia Banking System Inc	3,019	83
National Presto Industries Inc (b)	177	10	Community Bank System Inc	988	38
Orbital Sciences Corp (a)	1,489	40	Community Trust Bancorp Inc	3,580	131
SIFCO Industries Inc	73	2	CommunityOne Bancorp (a),(b)	1,500	17
Teledyne Technologies Inc (a)	696	71	ConnectOne Bancorp Inc	2,915	55
Triumph Group Inc	6,200	417	Customers Bancorp Inc (a)	14,706	286
		$1,398	CVB Financial Corp	22,333	358
			Eagle Bancorp Inc (a)	217	8
Agriculture - 0.22%
Alico Inc	98	5	East West Bancorp Inc	3,335	129
Alliance One International Inc (a)	3,353	5	Enterprise Financial Services Corp	6,500	128
Andersons Inc/The	3,377	179	Fidelity Southern Corp	6,728	109
Universal Corp/VA	587	26	Financial Institutions Inc	3,914	98
Vector Group Ltd	655	14	First Bancorp Inc/ME	328	6
			First BanCorp/Puerto Rico (a)	37,797	222
		$229	First Bancorp/Troy NC	2,048	38
Airlines - 1.34%			First Busey Corp	3,300	21
Hawaiian Holdings Inc (a)	32,503	847	First Business Financial Services Inc	941	45
JetBlue Airways Corp (a)	5,128	81	First Citizens BancShares Inc/NC	559	141
Republic Airways Holdings Inc (a)	24,098	352	First Commonwealth Financial Corp	28,786	265
SkyWest Inc	1,229	16	First Community Bancshares Inc/VA	5,595	92
Virgin America Inc (a)	2,900	125	First Connecticut Bancorp Inc/Farmington CT	588	10
		$1,421	First Financial Bancorp	6,621	123
			First Financial Bankshares Inc (b)	602	18
Apparel - 0.29%			First Financial Corp/IN	1,511	54
Columbia Sportswear Co	322	14	First Interstate BancSystem Inc	11,758	327
Crocs Inc (a)	1,594	20
Iconix Brand Group Inc (a)	6,754	228	First Merchants Corp	8,492	193
Perry Ellis International Inc (a)	443	11	First Midwest Bancorp Inc/IL	8,387	143
			First NBC Bank Holding Co (a)	6,254	220
Skechers U.S.A. Inc (a)	245	14
Unifi Inc (a)	567	17	First of Long Island Corp/The	1,562	44
			FirstMerit Corp	48,915	924
Weyco Group Inc	226	7	FNB Corp/PA	4,218	56
		$311	German American Bancorp Inc	1,269	38
Automobile Parts & Equipment - 1.37%			Glacier Bancorp Inc	1,840	51
Cooper Tire & Rubber Co	24,089	835	Great Southern Bancorp Inc	2,479	98
Cooper-Standard Holding Inc (a)	312	18	Guaranty Bancorp	535	8
Dana Holding Corp	11,433	248	Hampton Roads Bankshares Inc (a)	3,800	6
Douglas Dynamics Inc	96	2	Hancock Holding Co	1,997	61
Meritor Inc (a)	18,312	278	Hanmi Financial Corp	32,270	704
Miller Industries Inc/TN	387	8	Heartland Financial USA Inc	3,465	94
Modine Manufacturing Co (a)	1,243	17	Heritage Commerce Corp	761	7
Remy International Inc	526	11	Heritage Financial Corp/WA	3,236	57
Spartan Motors Inc	1,282	7	Horizon Bancorp/IN	2,826	74
Standard Motor Products Inc	286	11	Iberiabank Corp	2,363	153
Strattec Security Corp	27	2	Independent Bank Corp/MI	842	11
Superior Industries International Inc	880	17	Independent Bank Corp/Rockland MA	3,680	158
		$1,454	International Bancshares Corp	1,351	36
			Lakeland Bancorp Inc	1,401	16
Banks - 13.32%			Lakeland Financial Corp	394	17
1st Source Corp	1,481	51	MainSource Financial Group Inc	5,755	121
American National Bankshares Inc	291	7	MB Financial Inc	2,650	87
Ameris Bancorp	4,731	122	Mercantile Bank Corp	647	14
Ames National Corp	300	8	Merchants Bancshares Inc/VT	189	6
Arrow Financial Corp	414	11	Metro Bancorp Inc (a)	528	14
BancFirst Corp	261	17	MidSouth Bancorp Inc	314	5
BancorpSouth Inc	2,333	53	MidWestOne Financial Group Inc	251	7
Bank of Kentucky Financial Corp/The	1,030	50	National Bankshares Inc (b)	254	8
Bank of Marin Bancorp	1,000	53	National Penn Bancshares Inc	10,847	114
Banner Corp	2,592	111	NBT Bancorp Inc	8,491	223
BBCN Bancorp Inc	6,098	88	Northrim BanCorp Inc	239	6
Blue Hills Bancorp Inc (a)	1,035	14	OFG Bancorp	13,815	230
BNC Bancorp	1,200	21

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Biotechnology (continued)
Old National Bancorp/IN	2,833	$42	XOMA Corp (a)	30,400	$109
Opus Bank (a)	187	5			$1,034
Pacific Continental Corp	673	10
PacWest Bancorp	2,600	118	Building Materials - 0.20%
Park National Corp	310	27	Apogee Enterprises Inc	252	11
			Gibraltar Industries Inc (a)	2,600	42
Park Sterling Corp	6,625	49	Louisiana-Pacific Corp (a)	2,948	49
Peapack Gladstone Financial Corp	448	8
			LSI Industries Inc	783	5
Penns Woods Bancorp Inc	175	9	Masonite International Corp (a)	614	38
Peoples Bancorp Inc/OH	3,360	87
Peoples Financial Services Corp (b)	4,400	219	Quanex Building Products Corp	737	14
Pinnacle Financial Partners Inc	15,250	603	Simpson Manufacturing Co Inc	814	28
Preferred Bank/Los Angeles CA	6,441	179	Universal Forest Products Inc	500	26
PrivateBancorp Inc	21,638	723			$213
Prosperity Bancshares Inc	1,694	94	Chemicals - 1.38%
Renasant Corp	771	22	A Schulman Inc	6,765	274
Republic Bancorp Inc/KY	2,004	49	Aceto Corp	514	11
S&T Bancorp Inc	739	22	Axiall Corp	6,469	274
Sandy Spring Bancorp Inc	632	16	Hawkins Inc	825	36
Sierra Bancorp	3,058	54	Innophos Holdings Inc	227	13
Simmons First National Corp	1,611	66	Innospec Inc	1,287	55
South State Corp	1,940	130	Intrepid Potash Inc (a),(b)	1,176	16
Southside Bancshares Inc	651	19	KMG Chemicals Inc	353	7
Southwest Bancorp Inc	14,579	253	Koppers Holdings Inc	1,200	31
State Bank Financial Corp	8,795	176	Kraton Performance Polymers Inc (a)	692	14
Stock Yards Bancorp Inc	1,624	54	Kronos Worldwide Inc	2,575	34
Suffolk Bancorp	420	10	Minerals Technologies Inc	6,013	418
Susquehanna Bancshares Inc	12,837	172	Olin Corp	1,943	44
Talmer Bancorp Inc	643	9	OM Group Inc	677	20
Texas Capital Bancshares Inc (a)	583	32	Quaker Chemical Corp	146	14
Tompkins Financial Corp	1,365	75	Sensient Technologies Corp	1,153	70
Towne Bank/Portsmouth VA	1,073	16	Stepan Co	375	15
Trico Bancshares	9,443	234	Tronox Ltd	1,498	36
TriState Capital Holdings Inc (a)	5,400	55	Zep Inc	5,210	79
TrustCo Bank Corp NY	2,280	17			$1,461
Trustmark Corp	4,040	99
UMB Financial Corp	7,817	445	Coal - 0.05%
Umpqua Holdings Corp	4,048	69	Cloud Peak Energy Inc (a)	1,444	14
Union Bankshares Corp	3,200	77	Hallador Energy Co	376	4
United Bankshares Inc/WV	1,457	55	SunCoke Energy Inc	782	15
United Community Banks Inc/GA	1,055	20	Westmoreland Coal Co (a)	545	18
Univest Corp of Pennsylvania	625	13			$51
Valley National Bancorp	5,456	53	Commercial Services - 4.58%
ViewPoint Financial Group Inc	754	18	ABM Industries Inc	18,963	543
Walker & Dunlop Inc (a)	623	11
			Albany Molecular Research Inc (a)	856	14
Washington Trust Bancorp Inc	349	14	AMN Healthcare Services Inc (a)	1,087	21
Webster Financial Corp	5,694	185	ARC Document Solutions Inc (a)	8,400	86
WesBanco Inc	12,056	420	Ascent Capital Group Inc (a)	331	18
West Bancorporation Inc	4,183	71	Brink's Co/The	1,161	28
Westamerica Bancorporation	555	27	Carriage Services Inc	481	10
Western Alliance Bancorp (a)	742	21
			CBIZ Inc (a)	1,496	13
Wilshire Bancorp Inc	38,010	385	CDI Corp	2,924	51
Wintrust Financial Corp	8,930	418	Cenveo Inc (a)	44,300	93
Yadkin Financial Corp (a)	3,246	64
			Civeo Corp	2,256	9
		$14,156	CRA International Inc (a)	380	12
Biotechnology - 0.97%			Cross Country Healthcare Inc (a)	37,500	468
Achillion Pharmaceuticals Inc (a),(b)	1,609	20	Deluxe Corp	582	36
AMAG Pharmaceuticals Inc (a)	260	11	Electro Rent Corp	547	8
Applied Genetic Technologies Corp/DE (a)	1,300	27	Ennis Inc	951	13
Ardelyx Inc (a),(b)	3,500	66	Franklin Covey Co (a)	154	3
Avalanche Biotechnologies Inc (a),(b)	1,100	59	FTI Consulting Inc (a)	983	38
BioCryst Pharmaceuticals Inc (a),(b)	530	6	Global Cash Access Holdings Inc (a)	2,402	17
Celldex Therapeutics Inc (a),(b)	6,600	121	Green Dot Corp (a)	34,258	702
Cytokinetics Inc (a)	1,243	10	Hackett Group Inc/The	681	6
Dynavax Technologies Corp (a)	949	16	HealthEquity Inc (a)	1,340	34
Emergent Biosolutions Inc (a)	600	16	Heidrick & Struggles International Inc	4,889	113
Kite Pharma Inc (a),(b)	1,500	87	Huron Consulting Group Inc (a)	509	35
Medicines Co/The (a)	6,615	183	ICF International Inc (a)	477	20
Prothena Corp PLC (a)	733	15	INC Research Holdings Inc (a)	1,200	31
RTI Surgical Inc (a)	2,139	11	K12 Inc (a)	713	8
Sage Therapeutics Inc (a),(b)	4,200	154	Kelly Services Inc	15,900	271
Spectrum Pharmaceuticals Inc (a),(b)	1,796	13	Korn/Ferry International (a)	2,082	60
Ultragenyx Pharmaceutical Inc (a)	2,500	110	LifeLock Inc (a)	9,100	168
			Live Nation Entertainment Inc (a)	3,600	94

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Matthews International Corp	5,618	$273	PennyMac Financial Services Inc (a)	7,500	$130
McGrath RentCorp	623	22	Piper Jaffray Cos (a)	7,169	416
MoneyGram International Inc (a)	1,048	10	Regional Management Corp (a)	383	6
Monster Worldwide Inc (a)	3,390	16	Springleaf Holdings Inc (a)	597	22
Multi-Color Corp	238	13	Stifel Financial Corp (a)	1,594	81
National Research Corp	44	1	Walter Investment Management Corp (a),(b)	803	13
Navigant Consulting Inc (a)	1,246	19			$2,197
Paylocity Holding Corp (a)	1,400	37
PHH Corp (a)	1,199	29	Electric - 4.28%
PRGX Global Inc (a)	1,094	6	Abengoa Yield PLC	568	15
Quad/Graphics Inc	20,665	474	Allete Inc	892	49
Rent-A-Center Inc/TX	1,267	46	Avista Corp	1,752	62
Resources Connection Inc	12,029	198	Black Hills Corp	1,285	68
RPX Corp (a)	11,369	157	Cleco Corp	6,273	342
			Dynegy Inc (a)	41,881	1,271
RR Donnelley & Sons Co	4,118	69
TrueBlue Inc (a)	12,600	280	El Paso Electric Co	6,150	246
Viad Corp	7,292	194	Empire District Electric Co/The	5,020	149
			EnerNOC Inc (a)	735	11
		$4,867	IDACORP Inc	9,048	599
Computers - 2.62%			MGE Energy Inc	3,129	142
CACI International Inc (a)	556	48	NorthWestern Corp	6,225	353
Computer Task Group Inc	541	5	NRG Yield Inc	502	24
Convergys Corp	2,356	48	Ormat Technologies Inc	395	11
Datalink Corp (a)	708	9	Otter Tail Corp	765	24
Engility Holdings Inc (a)	9,418	403	PNM Resources Inc	8,175	243
ExlService Holdings Inc (a)	450	13	Portland General Electric Co	10,250	388
Insight Enterprises Inc (a)	9,463	245	Spark Energy Inc	600	8
Mentor Graphics Corp	2,300	51	UIL Holdings Corp	6,292	274
Mercury Systems Inc (a)	1,212	17	Unitil Corp	2,505	92
Quantum Corp (a)	4,780	8	Westar Energy Inc	4,300	177
Spansion Inc (a),(b)	24,000	821			$4,548
Sykes Enterprises Inc (a)	841	20
TeleTech Holdings Inc (a)	309	7	Electrical Components & Equipment - 0.80%
Unisys Corp (a)	25,577	754	Advanced Energy Industries Inc (a)	93	2
Varonis Systems Inc (a),(b)	10,100	332	Encore Wire Corp	182	7
		$2,781	EnerSys	7,457	460
			General Cable Corp	12,427	185
Consumer Products - 1.56%			GrafTech International Ltd (a)	4,276	22
ACCO Brands Corp (a)	73,172	660	Littelfuse Inc	1,614	156
Central Garden and Pet Co - A Shares (a)	12,591	120	Powell Industries Inc	338	17
CSS Industries Inc	362	10			$849
Helen of Troy Ltd (a)	13,331	867
		$1,657	Electronics - 2.40%
			Bel Fuse Inc	393	11
Cosmetics & Personal Care - 0.07%			Benchmark Electronics Inc (a)	20,068	510
Revlon Inc (a)	2,311	79	Brady Corp	3,512	96
			Checkpoint Systems Inc (a)	976	13
			Coherent Inc (a)	545	33
Distribution & Wholesale - 0.40%
Beacon Roofing Supply Inc (a)	815	22	CTS Corp	808	14
			ESCO Technologies Inc	637	23
Core-Mark Holding Co Inc	492	30	FARO Technologies Inc (a)	82	5
Houston Wire & Cable Co	641	8	GSI Group Inc (a)	6,353	94
ScanSource Inc (a)	1,866	75
			II-VI Inc (a)	1,246	17
United Stationers Inc	6,849	289	Itron Inc (a)	925	39
		$424	Kemet Corp (a)	1,664	7
Diversified Financial Services - 2.07%			Kimball Electronics Inc (a)	22,060	265
Aircastle Ltd	956	20	Newport Corp (a)	157	3
Arlington Asset Investment Corp	14,542	387	NVE Corp (a)	100	7
BGC Partners Inc	19,211	176	OSI Systems Inc (a)	363	26
Calamos Asset Management Inc	621	8	Park Electrochemical Corp	490	12
Consumer Portfolio Services Inc (a)	755	6	Plexus Corp (a)	523	22
Cowen Group Inc (a)	40,270	193	Rofin-Sinar Technologies Inc (a)	689	20
Encore Capital Group Inc (a)	294	13	Rogers Corp (a)	305	25
Enova International Inc (a)	14,200	316	Sanmina Corp (a)	39,873	938
Federal Agricultural Mortgage Corp	370	11	Stoneridge Inc (a)	21,300	274
FXCM Inc	951	16	TTM Technologies Inc (a)	2,070	16
Higher One Holdings Inc (a)	778	3	Vishay Precision Group Inc (a)	458	8
Home Loan Servicing Solutions Ltd	1,726	34	Watts Water Technologies Inc	646	41
Investment Technology Group Inc (a)	8,477	176	Woodward Inc	528	26
Janus Capital Group Inc	3,597	58			$2,545
Manning & Napier Inc	5,490	76
Marlin Business Services Corp	304	6	Energy - Alternate Sources - 1.04%
			FutureFuel Corp	1,431	19
Nelnet Inc	508	24	Green Plains Inc	18,177	450
Nicholas Financial Inc (a)	371	6	Pacific Ethanol Inc (a),(b)	18,909	195

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Energy - Alternate Sources (continued)			Healthcare - Products - 1.28%
Plug Power Inc (a),(b)	3,492	$11	Affymetrix Inc (a)	1,984	$20
Renewable Energy Group Inc (a)	30,859	299	Analogic Corp	293	25
REX American Resources Corp (a)	2,145	133	AngioDynamics Inc (a)	919	17
		$1,107	AtriCure Inc (a)	261	5
			BioTelemetry Inc (a)	392	4
Engineering & Construction - 1.29%			CONMED Corp	645	29
Aegion Corp (a)	851	16
			CryoLife Inc	1,028	12
Argan Inc	7,574	255	Cynosure Inc (a)	8,532	234
Dycom Industries Inc (a)	137	5	Exactech Inc (a)	355	8
EMCOR Group Inc	12,521	557	Greatbatch Inc (a)	1,888	93
Granite Construction Inc	831	32	Haemonetics Corp (a)	1,112	42
MYR Group Inc (a)	516	14	Hanger Inc (a)	823	18
Orion Marine Group Inc (a)	996	11	ICU Medical Inc (a)	313	26
Tutor Perini Corp (a)	8,393	202	Integra LifeSciences Holdings Corp (a)	350	19
VSE Corp	4,253	280	Invacare Corp	678	11
		$1,372	Merit Medical Systems Inc (a)	1,020	18
Entertainment - 0.30%			NuVasive Inc (a)	11,577	546
AMC Entertainment Holdings Inc	2,208	57	OraSure Technologies Inc (a)	15,437	156
Churchill Downs Inc	168	16	Orthofix International NV (a)	440	13
Eros International PLC (a)	516	11	PhotoMedex Inc (a),(b),(c)	4,765	8
International Speedway Corp	685	22	Rockwell Medical Inc (a),(b)	1,299	13
Isle of Capri Casinos Inc (a)	778	7	SurModics Inc (a)	407	9
Marriott Vacations Worldwide Corp	644	48	Tornier NV (a)	831	21
National CineMedia Inc	1,137	16	Wright Medical Group Inc (a),(b)	620	17
Penn National Gaming Inc (a)	1,878	26			$1,364
Reading International Inc (a)	650	9
			Healthcare - Services - 1.48%
Speedway Motorsports Inc	4,833	105	Addus HomeCare Corp (a)	181	4
		$317	Alliance HealthCare Services Inc (a)	113	2
			Almost Family Inc (a)	1,474	43
Environmental Control - 0.05%
Ceco Environmental Corp (b)	771	12	Amedisys Inc (a)	642	19
Tetra Tech Inc	1,480	39	Amsurg Corp (a)	782	43
		$51	Ensign Group Inc/The	36	2
			Five Star Quality Care Inc (a)	1,590	7
Food - 1.66%			HealthSouth Corp	494	19
Chiquita Brands International Inc (a)	33,648	487	Healthways Inc (a)	546	11
Darling Ingredients Inc (a)	2,760	50	IPC The Hospitalist Co Inc (a)	261	12
Dean Foods Co	2,288	44	Kindred Healthcare Inc	6,115	111
Fresh Del Monte Produce Inc	884	30	LHC Group Inc (a)	449	14
Ingles Markets Inc	452	17	Magellan Health Inc (a)	644	39
John B Sanfilippo & Son Inc	3,196	145	Molina Healthcare Inc (a)	9,650	517
Lancaster Colony Corp	173	16	National Healthcare Corp	248	16
Pinnacle Foods Inc	5,951	210	Roka Bioscience Inc (a),(b)	3,300	14
Post Holdings Inc (a)	925	39	Select Medical Holdings Corp	176	2
Sanderson Farms Inc	118	10	Skilled Healthcare Group Inc (a)	459	4
Seaboard Corp (a)	6	25	Triple-S Management Corp (a)	4,785	114
Smart & Final Stores Inc (a),(b)	9,500	149	Universal American Corp/NY (a)	1,536	14
Snyder's-Lance Inc	1,001	31	WellCare Health Plans Inc (a)	6,848	562
SpartanNash Co	9,132	238			$1,569
SUPERVALU Inc (a)	21,164	205
Tootsie Roll Industries Inc (b)	56	2	Holding Companies - Diversified - 0.04%
TreeHouse Foods Inc (a)	497	43	FCB Financial Holdings Inc (a)	302	7
Village Super Market Inc	246	7	Harbinger Group Inc (a)	1,233	18
Weis Markets Inc	401	19	National Bank Holdings Corp	867	17
		$1,767			$42

Forest Products & Paper - 0.37%			Home Builders - 0.21%
Domtar Corp	2,000	81	Beazer Homes USA Inc (a)	554	11
Neenah Paper Inc	289	18	KB Home (b)	797	13
PH Glatfelter Co	2,880	73	LGI Homes Inc (a)	399	6
Resolute Forest Products Inc (a)	8,303	146	M/I Homes Inc (a)	591	14
Schweitzer-Mauduit International Inc	1,652	70	MDC Holdings Inc	815	22
		$388	Meritage Homes Corp (a)	941	34
			Ryland Group Inc/The	1,129	44
Gas - 1.74%			Standard Pacific Corp (a)	3,027	22
Chesapeake Utilities Corp	418	21	TRI Pointe Homes Inc (a)	2,786	42
Laclede Group Inc/The	4,006	213	WCI Communities Inc (a)	430	8
New Jersey Resources Corp	4,562	279	William Lyon Homes (a)	559	11
Northwest Natural Gas Co	5,173	258			$227
ONE Gas Inc	1,086	45
Piedmont Natural Gas Co Inc	2,242	88	Home Furnishings - 1.08%
South Jersey Industries Inc	688	41	Daktronics Inc	401	5
Southwest Gas Corp	7,473	462	DTS Inc/CA (a)	439	14
WGL Holdings Inc	8,095	442	Ethan Allen Interiors Inc	607	19
		$1,849	Flexsteel Industries Inc	182	6

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings (continued)			Internet (continued)
Kimball International Inc	29,458	$268	Internap Corp (a)	1,980	$16
La-Z-Boy Inc	279	7	Intralinks Holdings Inc (a)	10,400	124
Skullcandy Inc (a)	24,260	223	Lands' End Inc (a),(b)	13,398	723
TiVo Inc (a)	27,970	331	Limelight Networks Inc (a)	2,217	6
Universal Electronics Inc (a)	4,100	267	Liquidity Services Inc (a)	954	8
VOXX International Corp (a)	711	6	magicJack VocalTec Ltd (a)	7,543	61
		$1,146	ModusLink Global Solutions Inc (a)	1,347	5
			New Media Investment Group Inc	766	18
Housewares - 0.10%			Orbitz Worldwide Inc (a)	1,014	8
Lifetime Brands Inc	5,700	98	Perficient Inc (a)	433	8
NACCO Industries Inc	176	10	Q2 Holdings Inc (a)	8,800	166
		$108	RealNetworks Inc (a)	840	6
Insurance - 4.85%			Reis Inc	279	7
Ambac Financial Group Inc (a)	940	23	RingCentral Inc (a),(b)	16,300	243
American Equity Investment Life Holding Co	32,810	958	Shutterfly Inc (a)	318	13
Amerisafe Inc	7,540	320	Stamps.com Inc (a)	44	2
AmTrust Financial Services Inc	4,710	265	TechTarget Inc (a)	601	7
Argo Group International Holdings Ltd	623	35	TeleCommunication Systems Inc (a)	1,777	6
Aspen Insurance Holdings Ltd	4,500	197	Wayfair Inc (a),(b)	1,500	30
Assured Guaranty Ltd	7,200	187	WebMD Health Corp (a)	3,700	146
CNO Financial Group Inc	52,904	911			$1,847
Crawford & Co	741	8	Investment Companies - 0.04%
Donegal Group Inc	297	5	Acacia Research Corp (b)	1,205	21
EMC Insurance Group Inc	166	6	Caesars Acquisition Co (a),(b)	1,678	17
Employers Holdings Inc	489	11			$38
Enstar Group Ltd (a)	207	32
FBL Financial Group Inc	236	14	Iron & Steel - 0.89%
Fidelity & Guaranty Life	5,591	135	AK Steel Holding Corp (a),(b)	4,273	26
First American Financial Corp	2,664	90	Commercial Metals Co	29,852	486
Global Indemnity PLC (a)	293	8	Schnitzer Steel Industries Inc	664	15
Greenlight Capital Re Ltd (a)	598	20	Shiloh Industries Inc (a)	18	—
Hallmark Financial Services Inc (a)	520	6	Worthington Industries Inc	13,800	415
HCI Group Inc	100	4			$942
Hilltop Holdings Inc (a)	10,123	202
Horace Mann Educators Corp	1,763	59	Leisure Products & Services - 0.16%
Infinity Property & Casualty Corp	154	12	Arctic Cat Inc	307	11
Kansas City Life Insurance Co	153	7	Brunswick Corp/DE	1,121	57
Kemper Corp	1,111	40	Callaway Golf Co	1,678	13
Maiden Holdings Ltd	35,470	454	Escalade Inc	280	4
MGIC Investment Corp (a)	4,130	38	Interval Leisure Group Inc	328	7
Montpelier Re Holdings Ltd ADR	954	34	Johnson Outdoors Inc	187	6
			Life Time Fitness Inc (a)	933	53
National General Holdings Corp	845	16	Nautilus Inc (a)	434	7
National Western Life Insurance Co	54	15	Steiner Leisure Ltd (a)	352	16
Navigators Group Inc/The (a)	251	18
OneBeacon Insurance Group Ltd	857	14			$174
Platinum Underwriters Holdings Ltd	524	38	Lodging - 0.06%
Primerica Inc	1,330	72	Belmond Ltd (a)	2,084	26
Radian Group Inc	3,208	54	Boyd Gaming Corp (a)	569	7
RLI Corp	1,047	52	Caesars Entertainment Corp (a),(b)	929	14
Safety Insurance Group Inc	307	20	Marcus Corp/The	702	13
Selective Insurance Group Inc	7,073	192	Monarch Casino & Resort Inc (a)	345	6
State Auto Financial Corp	568	13			$66
Stewart Information Services Corp	2,953	110
Symetra Financial Corp	14,395	331	Machinery - Construction & Mining - 0.19%
Third Point Reinsurance Ltd (a)	1,197	17	Astec Industries Inc	399	16
Trupanion Inc (a),(b)	3,500	24	Hyster-Yale Materials Handling Inc	2,500	183
United Fire Group Inc	2,902	86			$199
United Insurance Holdings Corp	52	1	Machinery - Diversified - 1.01%
Universal Insurance Holdings Inc	61	1	Alamo Group Inc	257	13
		$5,155	Albany International Corp	525	20
Internet - 1.74%			Applied Industrial Technologies Inc	5,888	268
1-800-Flowers.com Inc (a)	928	8	Briggs & Stratton Corp	18,171	371
Bankrate Inc (a)	1,409	18	Columbus McKinnon Corp/NY	639	18
Bazaarvoice Inc (a),(b)	1,054	8	Gerber Scientific Inc (a),(c),(d)	1,974	—
Blucora Inc (a)	980	14	Global Power Equipment Group Inc	627	9
Boingo Wireless Inc (a)	833	6	Hurco Cos Inc	1,041	35
Chegg Inc (a),(b)	15,100	104	Kadant Inc	7,851	335
Dice Holdings Inc (a)	944	9	Lindsay Corp (b)	69	6
ePlus Inc (a)	179	14	Twin Disc Inc	83	2
FireEye Inc (a),(b)	1,400	44			$1,077
FTD Cos Inc (a)	432	15
Global Sources Ltd (a)	597	4	Media - 1.19%
			AH Belo Corp	705	7

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Oil & Gas (continued)
Crown Media Holdings Inc (a)	221	$1	Approach Resources Inc (a),(b)	815	$5
Dex Media Inc (a),(b)	12,745	114	Bill Barrett Corp (a)	1,038	12
Entercom Communications Corp (a)	4,902	60	Callon Petroleum Co (a)	2,031	11
Entravision Communications Corp	25,500	165	Comstock Resources Inc (b)	1,739	12
EW Scripps Co/The (a)	16,958	379	Contango Oil & Gas Co (a)	421	12
Houghton Mifflin Harcourt Co (a)	2,606	54	CVR Energy Inc	700	27
Journal Communications Inc (a)	18,077	206	Delek US Holdings Inc	11,988	327
Lee Enterprises Inc (a),(b)	1,921	7	Emerald Oil Inc (a),(b)	2,093	3
McClatchy Co/The (a)	2,195	7	Energy XXI Ltd	10,768	35
Media General Inc (a)	1,147	19	FMSA Holdings Inc (a),(b)	5,000	35
Meredith Corp	859	47	Magnum Hunter Resources Corp - Warrants	362	—
New York Times Co/The	3,308	44	(a),(c),(d)
Saga Communications Inc	129	6	Matador Resources Co (a)	1,158	23
Salem Communications Corp	389	3	North Atlantic Drilling Ltd	1,970	3
Scholastic Corp	641	23	Northern Oil and Gas Inc (a),(b)	2,221	13
Sinclair Broadcast Group Inc	1,855	51	Panhandle Oil and Gas Inc	1,500	35
Time Inc	2,668	66	Parker Drilling Co (a)	33,502	103
		$1,259	PDC Energy Inc (a)	786	32
			Penn Virginia Corp (a),(b)	2,384	16
Metal Fabrication & Hardware - 0.43%			Rosetta Resources Inc (a)	1,298	29
Advanced Drainage Systems Inc	195	5	RSP Permian Inc (a)	611	15
Ampco-Pittsburgh Corp	3,211	62	Sanchez Energy Corp (a),(b)	744	7
CIRCOR International Inc	65	4	Stone Energy Corp (a)	13,131	222
Dynamic Materials Corp	482	8	Swift Energy Co (a),(b)	1,632	7
Global Brass & Copper Holdings Inc	6,784	89	TransAtlantic Petroleum Ltd (a)	397	2
Haynes International Inc	262	13	Triangle Petroleum Corp (a),(b)	1,417	7
LB Foster Co	4,475	217	Vaalco Energy Inc (a)	35,191	160
Mueller Industries Inc	473	16	Vantage Drilling Co (a)	7,705	4
NN Inc	600	12	W&T Offshore Inc	861	6
Northwest Pipe Co (a)	364	11	Warren Resources Inc (a)	114,965	185
Olympic Steel Inc	268	5	Western Refining Inc	900	34
RTI International Metals Inc (a)	608	15
		$457			$1,399
			Oil & Gas Services - 1.29%
Mining - 0.18%			Basic Energy Services Inc (a)	4,500	32
Century Aluminum Co (a)	1,266	31
			Bristow Group Inc	844	56
Globe Specialty Metals Inc	3,700	64	C&J Energy Services Inc (a)	22,139	292
Hecla Mining Co	7,168	20	Dawson Geophysical Co	3,100	38
Horsehead Holding Corp (a)	922	14
			Exterran Holdings Inc	1,388	45
Kaiser Aluminum Corp	456	32	Forum Energy Technologies Inc (a)	6,009	125
Materion Corp	450	16	Geospace Technologies Corp (a)	425	11
Noranda Aluminum Holding Corp	1,615	6	Gulf Island Fabrication Inc	329	6
Stillwater Mining Co (a)	272	4
			Gulfmark Offshore Inc	680	17
		$187	Helix Energy Solutions Group Inc (a)	15,108	327
Miscellaneous Manufacturing - 0.32%			ION Geophysical Corp (a)	41,975	115
Actuant Corp	1,564	42	McDermott International Inc (a)	4,965	14
American Railcar Industries Inc (b)	22	1	Mitcham Industries Inc (a)	489	3
Barnes Group Inc	1,332	49	Natural Gas Services Group Inc (a)	458	11
Chase Corp	25	1	Newpark Resources Inc (a)	2,054	20
CLARCOR Inc	105	7	PHI Inc (a)	433	16
Fabrinet (a)	825	15	Pioneer Energy Services Corp (a)	637	4
Federal Signal Corp	1,509	23	SEACOR Holdings Inc (a)	488	36
FreightCar America Inc	442	12	Superior Energy Services Inc	4,276	86
GP Strategies Corp (a)	166	6	Tesco Corp	3,350	43
Handy & Harman Ltd (a)	153	7	Tetra Technologies Inc (a)	2,871	19
LSB Industries Inc (a)	475	15	Willbros Group Inc (a)	9,100	57
Lydall Inc (a)	84	3			$1,373
Park-Ohio Holdings Corp	1,700	107	Packaging & Containers - 0.64%
Standex International Corp	630	49	Berry Plastics Group Inc (a)	959	30
TriMas Corp (a)	188	6	Graphic Packaging Holding Co (a)	32,100	437
		$343	Rock-Tenn Co	3,400	208
Office & Business Equipment - 0.01%					$675
Eastman Kodak Co (a)	641	14
			Pharmaceuticals - 1.03%
			Amphastar Pharmaceuticals Inc (a),(b)	8,700	101
Office Furnishings - 0.22%			Anacor Pharmaceuticals Inc (a),(b)	493	16
HNI Corp	126	6	Auspex Pharmaceuticals Inc (a),(b)	400	21
Steelcase Inc	12,400	223	BioScrip Inc (a)	2,514	18
		$229	Cara Therapeutics Inc (a)	4,100	41
			ChemoCentryx Inc (a)	991	7
Oil & Gas - 1.32%			Dicerna Pharmaceuticals Inc (a),(b)	3,600	59
Adams Resources & Energy Inc	77	4	Hyperion Therapeutics Inc (a)	100	2
Alon USA Energy Inc	692	9	Immune Design Corp (a),(b)	2,000	62
Apco Oil and Gas International Inc (a)	288	4

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Impax Laboratories Inc (a)	6,521	$207	Geo Group Inc/The	9,427	$381
Lannett Co Inc (a)	3,300	141	Getty Realty Corp	3,019	55
Nature's Sunshine Products Inc	398	6	Government Properties Income Trust	3,140	72
Nektar Therapeutics (a)	1,153	18	Gramercy Property Trust Inc	2,480	17
Nutraceutical International Corp (a)	326	7	Hatteras Financial Corp	2,017	37
Omega Protein Corp (a)	716	8	Healthcare Realty Trust Inc	2,755	75
Owens & Minor Inc	1,475	52	Hersha Hospitality Trust	94,757	666
PharMerica Corp (a)	717	15	Highwoods Properties Inc	2,586	115
PRA Health Sciences Inc (a)	3,600	87	Home Properties Inc	900	59
Progenics Pharmaceuticals Inc (a)	1,954	15	Hudson Pacific Properties Inc	1,157	35
Revance Therapeutics Inc (a)	2,500	42	Inland Real Estate Corp	1,841	20
Sagent Pharmaceuticals Inc (a)	156	4	Invesco Mortgage Capital Inc	2,596	40
SciClone Pharmaceuticals Inc (a)	719	6	Investors Real Estate Trust	2,363	19
VWR Corp (a),(b)	2,900	75	iStar Financial Inc (a)	1,794	24
Zafgen Inc (a),(b)	1,400	43	Kite Realty Group Trust	9,144	263
ZS Pharma Inc (a),(b)	900	37	LaSalle Hotel Properties	3,884	157
		$1,090	Lexington Realty Trust	4,295	47
			LTC Properties Inc	6,076	262
Pipelines - 0.06%			Mack-Cali Realty Corp	1,870	36
SemGroup Corp	1,000	68	Medical Properties Trust Inc	4,860	67
			Monmouth Real Estate Investment Corp	1,605	18
Real Estate - 0.41%			New Residential Investment Corp	2,973	38
Alexander & Baldwin Inc	6,818	268	New York Mortgage Trust Inc (b)	2,601	20
Altisource Residential Corp	1,230	24	New York REIT Inc	3,420	36
BBX Capital Corp (a)	309	5	One Liberty Properties Inc	449	11
Forestar Group Inc (a)	1,154	18	Parkway Properties Inc/Md	17,258	317
Kennedy-Wilson Holdings Inc	1,395	35	Pebblebrook Hotel Trust	1,837	84
RE/MAX Holdings Inc	2,500	85	Pennsylvania Real Estate Investment Trust	10,237	240
		$435	PennyMac Mortgage Investment Trust	17,160	362
			Physicians Realty Trust	994	16
REITS - 13.48%			Potlatch Corp	12,600	528
Acadia Realty Trust	3,005	97	PS Business Parks Inc	276	22
AG Mortgage Investment Trust Inc	814	15	RAIT Financial Trust	25,279	194
Agree Realty Corp	544	17	Ramco-Gershenson Properties Trust	6,815	128
American Assets Trust Inc	811	32	Redwood Trust Inc	28,964	571
American Campus Communities Inc	6,500	269	Resource Capital Corp	2,725	14
American Capital Mortgage Investment Corp	1,079	20	Retail Opportunity Investments Corp	1,903	32
American Realty Capital Healthcare Trust Inc	3,539	42	Rexford Industrial Realty Inc	964	15
American Residential Properties Inc (a)	672	12	RLJ Lodging Trust	3,756	126
AmREIT Inc	415	11	Rouse Properties Inc	5,875	108
Anworth Mortgage Asset Corp	74,269	390	Ryman Hospitality Properties Inc	445	23
Apollo Commercial Real Estate Finance Inc	973	16	Sabra Health Care REIT Inc	118	4
Apollo Residential Mortgage Inc	919	14	Saul Centers Inc	46	3
Armada Hoffler Properties Inc	3,300	31	Select Income REIT	776	19
ARMOUR Residential REIT Inc	7,530	28	Silver Bay Realty Trust Corp	803	13
Ashford Hospitality Prime Inc	4,780	82	Sovran Self Storage Inc	156	14
Ashford Hospitality Trust Inc	54,177	567	STAG Industrial Inc	1,195	29
Associated Estates Realty Corp	1,214	28	Starwood Waypoint Residential Trust	817	22
Aviv REIT Inc	518	18	Strategic Hotels & Resorts Inc (a)	1,215	16
Capstead Mortgage Corp	52,519	645	Summit Hotel Properties Inc	22,605	281
Cedar Realty Trust Inc	25,564	187	Sun Communities Inc	2,200	133
Chambers Street Properties	15,530	125	Sunstone Hotel Investors Inc	32,919	543
Chatham Lodging Trust	5,118	148	Terreno Realty Corp	697	14
Chesapeake Lodging Trust	8,874	331	UMH Properties Inc	619	6
Colony Financial Inc	3,080	73	Urstadt Biddle Properties Inc	333	7
CorEnergy Infrastructure Trust Inc	1,181	8	Washington Real Estate Investment Trust	1,911	53
CoreSite Realty Corp	9,500	371	Western Asset Mortgage Capital Corp	1,197	18
Cousins Properties Inc	53,723	614	Whitestone REIT	818	12
CubeSmart	4,649	103			$14,327
CyrusOne Inc	5,794	160
CYS Investments Inc	16,417	143	Retail - 5.86%
DCT Industrial Trust Inc	16,009	571	American Eagle Outfitters Inc	4,682	65
DiamondRock Hospitality Co	62,515	929	America's Car-Mart Inc/TX (a)	245	13
DuPont Fabros Technology Inc	916	30	Barnes & Noble Inc (a)	17,748	412
EastGroup Properties Inc	1,004	64	Big 5 Sporting Goods Corp	677	10
Education Realty Trust Inc	5,900	216	Biglari Holdings Inc (a)	35	14
EPR Properties	3,749	216	BJ's Restaurants Inc (a)	433	22
Equity One Inc	1,291	33	Bob Evans Farms Inc	590	30
Excel Trust Inc	1,289	17	Boot Barn Holdings Inc (a)	800	15
Extra Space Storage Inc	2,500	147	Brown Shoe Co Inc	8,640	277
FelCor Lodging Trust Inc	17,847	193	Build-A-Bear Workshop Inc (a)	126	3
First Industrial Realty Trust Inc	34,115	702	Burlington Stores Inc (a)	111	5
First Potomac Realty Trust	1,686	21	Cash America International Inc	15,593	353
Franklin Street Properties Corp	4,380	54	Cato Corp/The	2,656	112

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Semiconductors (continued)
Children's Place Inc/The	5,133	$292	Brooks Automation Inc	1,460	$19
Citi Trends Inc (a)	5,555	140	Cabot Microelectronics Corp (a)	141	7
Cracker Barrel Old Country Store Inc	43	6	Cascade Microtech Inc (a)	430	6
Dave & Buster's Entertainment Inc (a)	4,000	109	CEVA Inc (a)	763	14
Denny's Corp (a)	1,039	11	Cirrus Logic Inc (a)	1,025	24
DineEquity Inc	244	25	Cohu Inc	926	11
Express Inc (a)	1,917	28	Diodes Inc (a)	415	11
Ezcorp Inc (a)	1,252	15	DSP Group Inc (a)	743	8
Finish Line Inc/The	2,865	70	Emulex Corp (a)	2,582	15
Fred's Inc	778	14	Entegris Inc (a)	1,466	19
Genesco Inc (a)	529	40	Fairchild Semiconductor International Inc (a)	2,950	50
Group 1 Automotive Inc	478	43	First Solar Inc (a)	6,800	303
Guess? Inc	1,487	31	Integrated Device Technology Inc (a)	838	16
Haverty Furniture Cos Inc	724	16	Integrated Silicon Solution Inc	16,211	269
Kirkland's Inc (a)	220	5	International Rectifier Corp (a)	1,662	66
MarineMax Inc (a)	893	18	Intersil Corp	3,061	44
Movado Group Inc	366	10	IXYS Corp	917	12
Office Depot Inc (a)	153,285	1,315	Microsemi Corp (a)	720	20
Pantry Inc/The (a)	17,488	648	MKS Instruments Inc	7,171	262
PC Connection Inc	331	8	OmniVision Technologies Inc (a)	1,318	34
Regis Corp (a)	1,021	17	Pericom Semiconductor Corp (a)	5,508	75
Rite Aid Corp (a)	109,000	820	Photronics Inc (a)	1,555	13
Ruby Tuesday Inc (a)	2,254	15	PMC-Sierra Inc (a)	2,852	26
Rush Enterprises Inc - Class A (a)	206	7	QLogic Corp (a)	2,050	27
Ruth's Hospitality Group Inc	18,066	271	Rudolph Technologies Inc (a)	1,025	10
Shoe Carnival Inc	545	14	Silicon Image Inc (a)	1,368	8
Sonic Automotive Inc	964	26	Silicon Laboratories Inc (a)	320	15
Sonic Corp	582	16	Tessera Technologies Inc	521	19
Stage Stores Inc	758	16	Ultra Clean Holdings Inc (a)	38,231	355
Stein Mart Inc	1,034	15	Veeco Instruments Inc (a)	836	29
Systemax Inc (a)	3,200	43	Xcerra Corp (a)	3,964	37
Tilly's Inc (a)	384	4			$2,226
Tuesday Morning Corp (a)	299	6
Vitamin Shoppe Inc (a)	370	18	Software - 1.27%
			2U Inc (a)	3,400	67
World Fuel Services Corp	1,700	80	Actua Corp (a)	964	18
Zumiez Inc (a)	17,754	686
			Acxiom Corp (a)	1,786	36
		$6,229	Audience Inc (a),(b)	1,000	4
Savings & Loans - 1.83%			Avid Technology Inc (a)	10,400	148
Astoria Financial Corp	2,105	28	CSG Systems International Inc	728	18
Banc of California Inc	7,528	87	Digi International Inc (a)	961	9
Bank Mutual Corp	1,812	13	Digital River Inc (a)	767	19
BankFinancial Corp	1,200	14	Ebix Inc (b)	1,100	19
Beneficial Mutual Bancorp Inc (a)	1,070	13	Epiq Systems Inc	1,079	18
Berkshire Hills Bancorp Inc	2,313	61	Five9 Inc (a),(b)	2,200	10
Brookline Bancorp Inc	1,690	17	Globant SA (a)	12,000	187
Capitol Federal Financial Inc	3,478	45	Imperva Inc (a)	5,400	267
Charter Financial Corp/MD	6,100	70	Infoblox Inc (a)	263	5
Clifton Bancorp Inc	955	13	ManTech International Corp/VA	550	17
Dime Community Bancshares Inc	797	13	MedAssets Inc (a)	128	2
EverBank Financial Corp	2,173	41	OPOWER Inc (a),(b)	200	3
First Defiance Financial Corp	2,662	90	Paycom Software Inc (a),(b)	2,534	67
First Niagara Financial Group Inc	8,846	75	Progress Software Corp (a)	1,192	32
Flagstar Bancorp Inc (a)	36,000	566	Proofpoint Inc (a)	800	39
Flushing Financial Corp	4,049	82	Sapiens International Corp NV (a)	779	6
HomeStreet Inc	9,600	167	SYNNEX Corp	597	47
Investors Bancorp Inc	7,669	86	Take-Two Interactive Software Inc (a)	11,011	309
Meta Financial Group Inc	225	8	Verint Systems Inc (a)	106	6
Northfield Bancorp Inc	1,230	18			$1,353
Northwest Bancshares Inc	2,340	29
Oritani Financial Corp	1,112	17	Storage & Warehousing - 0.05%
Pacific Premier Bancorp Inc (a)	626	11	Mobile Mini Inc	1,035	42
			Wesco Aircraft Holdings Inc (a),(b)	1,056	15
Provident Financial Services Inc	5,411	98
Sterling Bancorp/DE	2,032	29			$57
Territorial Bancorp Inc	318	7	Supranational Bank - 0.10%
United Community Financial Corp/OH	1,856	10	Banco Latinoamericano de Comercio Exterior	3,429	103
United Financial Bancorp Inc	926	13	SA
Washington Federal Inc	2,461	55
WSFS Financial Corp	2,216	171
		$1,947	Telecommunications - 1.73%
			ADTRAN Inc	644	14
Semiconductors - 2.10%			Anixter International Inc (a)	354	31
Alpha & Omega Semiconductor Ltd (a)	15,085	134	ARRIS Group Inc (a)	23,300	703
Amkor Technology Inc (a)	37,689	268	Atlantic Tele-Network Inc	235	16

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)			Water (continued)
Black Box Corp	567	$14	California Water Service Group	2,505		$62
Cincinnati Bell Inc (a)	3,850	12	SJW Corp	459		15
Comtech Telecommunications Corp	1,761	55				$277
Consolidated Communications Holdings Inc	540	15	TOTAL COMMON STOCKS			$100,223
DigitalGlobe Inc (a)	1,588	49	INVESTMENT COMPANIES - 6.35%	Shares Held	Value(000	's)
EarthLink Holdings Corp	3,679	16
Finisar Corp (a)	213	4	Publicly Traded Investment Fund - 6.35%
Globalstar Inc (a),(b)	5,739	16	BlackRock Liquidity Funds TempFund	1,404,257		1,404
Harmonic Inc (a)	1,924	13	Portfolio
Hawaiian Telcom Holdco Inc (a)	382	10	Goldman Sachs Financial Square Funds -	3,312,624		3,313
IDT Corp - Class B	1,949	40	Government Fund (e)
Inteliquent Inc	34,200	671	Goldman Sachs Financial Square Funds -	1,886,210		1,886
Intelsat SA (a)	727	13	Money Market Fund
Iridium Communications Inc (a)	1,941	19	JP Morgan Prime Money Market Fund	141,811		142
Leap Wireless International Inc - Rights	1,093	3				$6,745
(a),(c),(d)			TOTAL INVESTMENT COMPANIES			$6,745
Netgear Inc (a)	859	31	Total Investments			$106,968
NeuStar Inc (a),(b)	104	3	Liabilities in Excess of Other Assets, Net - (0.68)%			$(718)
NTELOS Holdings Corp (b)	341	1	TOTAL NET ASSETS - 100.00%			$106,250
Plantronics Inc	182	10
Polycom Inc (a)	1,771	24
Preformed Line Products Co	89	5	(a) Non-Income Producing Security
Shenandoah Telecommunications Co	129	4	(b)		Security or a portion of the security was on loan at the end of the period.
Spok Holdings Inc	826	14	(c) Security is Illiquid
Tessco Technologies Inc	191	6	(d)		Fair value of these investments is determined in good faith by the Manager
Vonage Holdings Corp (a)	4,196	16	under procedures established and periodically reviewed by the Board of
West Corp	442	15	Directors. At the end of the period, the fair value of these securities totaled
		$1,843	$3 or 0.00% of net assets.
			(e)		Security was purchased with the cash proceeds from securities loans.
Textiles - 0.07%
Culp Inc	272	6
G&K Services Inc	421	30
UniFirst Corp/MA	354	43	Portfolio Summary (unaudited)
		$79	Sector			Percent
			Financial			36.00%
Toys, Games & Hobbies - 0.00%			Consumer, Non-cyclical			12.85%
Jakks Pacific Inc (a),(b)	685	5
			Consumer, Cyclical			11.51%
			Industrial			10.28%
Transportation - 1.12%			Exchange Traded Funds			6.35%
Air Transport Services Group Inc (a)	1,878	16	Utilities			6.28%
ArcBest Corp	3,975	185	Technology			5.99%
Atlas Air Worldwide Holdings Inc (a)	607	30	Communications			4.70%
CHC Group Ltd (a)	1,220	4	Energy			3.76%
Era Group Inc (a)	748	16	Basic Materials			2.82%
GasLog Ltd	754	15	Government			0.10%
Hornbeck Offshore Services Inc (a)	878	22	Diversified			0.04%
Knightsbridge Shipping Ltd	1,218	6	Liabilities in Excess of Other Assets, Net			(0.68)%
Matson Inc	13,475	465	TOTAL NET ASSETS			100.00%
Navios Maritime Acquisition Corp	3,000	11
Nordic American Tankers Ltd	2,118	21
PAM Transportation Services Inc (a)	95	5
Quality Distribution Inc (a)	758	8
Safe Bulkers Inc	1,395	5
Scorpio Tankers Inc	3,621	31
Ship Finance International Ltd	1,392	20
Swift Transportation Co (a)	6,200	178
Teekay Tankers Ltd	2,368	12
Universal Truckload Services Inc	1,300	37
USA Truck Inc (a)	229	7
UTI Worldwide Inc (a)	1,911	23
Werner Enterprises Inc	747	23
XPO Logistics Inc (a),(b)	884	36
YRC Worldwide Inc (a)	548	12
		$1,188

Trucking & Leasing - 0.51%
AMERCO	1,800	512
TAL International Group Inc	465	20
Textainer Group Holdings Ltd	343	12
		$544

Water - 0.26%
American States Water Co	4,740	178
Artesian Resources Corp	1,000	22

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2014

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	66	$7,853	$7,925	$72
Total					$72
Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedule of Investments
December 31, 2014

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BALANCED ACCOUNT
Class 1 shares
2014		$18.01	$0.30	$1.28	$1.58	($0.33)	$–	($0.33)	$19.26
2013		15.35	0.27	2.69	2.96	(0.30)	–	(0.30)	18.01
2012		13.86	0.30	1.50	1.80	(0.31)	–	(0.31)	15.35
2011		13.62	0.27	0.29	0.56	(0.32)	–	(0.32)	13.86
2010		12.33	0.29	1.35	1.64	(0.35)	–	(0.35)	13.62
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2014		11.24	0.31	0.28	0.59	(0.37)	–	(0.37)	11.46
2013		11.74	0.32	(0.43)	(0.11)	(0.39)	–	(0.39)	11.24
2012		11.35	0.36	0.48	0.84	(0.45)	–	(0.45)	11.74
2011		10.61	0.44	0.31	0.75	(0.01)	–	(0.01)	11.35
2010		10.04	0.47	0.69	1.16	(0.59)	–	(0.59)	10.61
BOND MARKET INDEX ACCOUNT
Class 1 shares
2014		9.88	0.17	0.40	0.57	(0.11)	–	(0.11)	10.34
2013		10.21	0.13	(0.39)	(0.26)	(0.07)	–	(0.07)	9.88
2012	(c)	10.00	0.08	0.13	0.21	–	–	–	10.21
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2014		13.66	0.16	0.85	1.01	(0.13)	(0.15)	(0.28)	14.39
2013		12.28	0.15	1.43	1.58	(0.04)	(0.16)	(0.20)	13.66
2012		11.30	0.06	1.03	1.09	(0.11)	–	(0.11)	12.28
2011		11.02	0.21	0.19	0.40	(0.12)	–	(0.12)	11.30
2010		10.00	0.35	0.67	1.02	–	–	–	11.02
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2014		10.18	0.27	0.43	0.70	–	–	–	10.88
2013	(i)	10.00	0.13	0.05	0.18	–	–	–	10.18

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses		Ratio of Gross
Total	Net Assets, End of	to Average Net		Expenses to Average		Ratio of Net Investment Income		Portfolio
Return(b)	Period (in thousands)	Assets		Net Assets		to Average Net Assets		Turnover Rate

8.81%	$50,588	0.65%		–%		1.61%		119.8%
19.48	51,633	0.66		–		1.65		147.3
13.05	49,151	0.65		–		1.99		154.7
4.05	50,180	0.66		–		1.98		178.7
13.62	56,574	0.66		–		2.27		209.0

5.24	321,735	0.45		–		2.74		205.6
(0.86)	316,177	0.45		–		2.79		204.8
7.54	342,051	0.45		–		3.12		218.2
7.07	323,866	0.45		–		3.95		252.1
11.65	340,735	0.45		–		4.44		297.5

5.75	1,734,803	0.26		–		1.68		195.7
(2.56)	1,264,213	0.26		–		1.26		225.8
2.10 (d)	753,130	0.26	(e)	–		1.27	(e)	160.6	(e)

7.41	1,011,106	0.30	(f)	0.30 (f)	,(g)	1.11		9.0
12.95	856,784	0.30	(f)	0.30 (f)	,(g)	1.16		10.1
9.71	581,734	0.30	(f)	0.30 (f)	,(g)	0.52		56.6
3.61	331,823	0.31	(f)	0.31 (f)	,(g)	1.86		17.9
10.20	169,656	0.31	(f)	0.31 (f)	,(g)	3.34		20.2

6.89	84,527	0.31 (f)	,(h)	–		2.54		8.1
1.80 (d)	887	0.31 (e)	,(f),(h)	–		7.97	(e)	6.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Excludes expense reimbursement from Manager.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from October 31, 2013 date operations commenced, through December 31, 2013

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2014		$14.60	$0.19	$0.94	$1.13	($0.14)	($0.19)	($0.33)	$15.40
2013		12.54	0.20	2.04	2.24	(0.06)	(0.12)	(0.18)	14.60
2012		11.33	0.09	1.22	1.31	(0.10)	–	(0.10)	12.54
2011		11.17	0.18	0.07	0.25	(0.09)	–	(0.09)	11.33
2010		10.00	0.34	0.83	1.17	–	–	–	11.17
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2014		10.27	0.31	0.41	0.72	–	–	–	10.99
2013	(f)	10.00	0.26	0.01	0.27	–	–	–	10.27
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2014		11.38	0.12	0.66	0.78	(0.06)	(0.07)	(0.13)	12.03
2013		10.54	0.11	0.75	0.86	(0.01)	(0.01)	(0.02)	11.38
2012	(i)	10.00	0.06	0.48	0.54	–	–	–	10.54
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	–	(0.33)	14.08
2013		12.89	0.24	2.09	2.33	(0.35)	–	(0.35)	14.87
2012		11.12	0.27	1.76	2.03	(0.26)	–	(0.26)	12.89
2011		12.54	0.27	(1.67)	(1.40)	(0.02)	–	(0.02)	11.12
2010		11.24	0.17	1.31	1.48	(0.18)	–	(0.18)	12.54
Class 2 shares
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	–	(0.29)	14.19
2013		12.96	0.22	2.10	2.32	(0.31)	–	(0.31)	14.97
2012		11.18	0.23	1.76	1.99	(0.21)	–	(0.21)	12.96
2011		12.63	0.23	(1.66)	(1.43)	(0.02)	–	(0.02)	11.18
2010		11.32	0.14	1.32	1.46	(0.15)	–	(0.15)	12.63

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses		Ratio of Gross
Total	Net Assets, End of	to Average Net		Expenses to Average		Ratio of Net Investment Income		Portfolio
Return(b)	Period (in thousands)	Assets		Net Assets		to Average Net Assets		Turnover Rate

7.83%	$2,880,722	0.30	%(c)	0.30%(c),(d)		1.25%		7.1%
17.95	2,202,857	0.30	(c)	0.30 (c)	,(d)	1.49		7.7
11.63	1,218,171	0.30	(c)	0.30 (c)	,(d)	0.76		42.6
2.26	747,602	0.30	(c)	0.30 (c)	,(d)	1.58		15.6
11.70	323,925	0.31	(c)	0.31 (c)	,(d)	3.21		13.6

7.06	151,672	0.31 (c)	,(e)	–		2.92		8.0
2.70 (g)	3,988	0.31 (c)	,(e),(h)	–		15.10	(h)	127.3	(h)

6.89	168,562	0.31	(c)	0.31 (c)	,(d)	1.06		18.7
8.14	112,037	0.31	(c)	0.31 (c)	,(d)	0.96		27.0
5.40 (g)	54,787	0.31 (c)	,(h)	0.32 (c)	,(d),(h)	0.87	(h)	12.1	(h)

(3.21)	429,194	0.86		–		1.64		62.1
18.40	501,094	0.87		–		1.78		79.5
18.44	464,751	0.87		–		2.23		76.0
(11.17)	428,532	0.89		–		2.17		68.5
13.18	532,545	0.89		–		1.47		110.0	(j)

(3.41)	1,266	1.11		–		1.38		62.1
18.18	1,458	1.12		–		1.61		79.5
18.01	1,643	1.12		–		1.95		76.0
(11.36)	1,952	1.14		–		1.91		68.5
12.91	2,466	1.14		–		1.27		110.0	(j)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Account invests.
(d)	Excludes expense reimbursement from Manager.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from October 31, 2013 date operations commenced, through December 31, 2013
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.
(i)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(j)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2014	$21.00	$0.57	$2.09	$2.66	($0.54)	$–	($0.54)	$23.12
2013	17.03	0.54	4.04	4.58	(0.61)	–	(0.61)	21.00
2012	15.53	0.54	1.47	2.01	(0.51)	–	(0.51)	17.03
2011	14.80	0.50	0.30	0.80	(0.07)	–	(0.07)	15.53
2010	13.15	0.45	1.66	2.11	(0.46)	–	(0.46)	14.80
Class 2 shares
2014	20.87	0.51	2.07	2.58	(0.49)	–	(0.49)	22.96
2013	16.92	0.49	4.02	4.51	(0.56)	–	(0.56)	20.87
2012	15.43	0.49	1.46	1.95	(0.46)	–	(0.46)	16.92
2011	14.74	0.45	0.31	0.76	(0.07)	–	(0.07)	15.43
2010	13.10	0.40	1.66	2.06	(0.42)	–	(0.42)	14.74
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2014	10.33	0.27	0.25	0.52	(0.41)	–	(0.41)	10.44
2013	10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)	10.33
2012	10.90	0.33	0.09	0.42	(0.45)	–	(0.45)	10.87
2011	10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)	10.90
2010	10.07	0.38	0.20	0.58	(0.36)	–	(0.36)	10.29
Class 2 shares
2014	10.34	0.24	0.25	0.49	(0.38)	–	(0.38)	10.45
2013	10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)	10.34
2012	10.90	0.30	0.10	0.40	(0.42)	–	(0.42)	10.88
2011	10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)	10.90
2010	10.09	0.36	0.21	0.57	(0.34)	–	(0.34)	10.32
INCOME ACCOUNT
Class 1 shares
2014	10.68	0.43	0.16	0.59	(0.49)	–	(0.49)	10.78
2013	11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)	10.68
2012	10.71	0.53	0.48	1.01	(0.50)	–	(0.50)	11.22
2011	10.12	0.56	0.07	0.63	(0.04)	–	(0.04)	10.71
2010	9.97	0.60	0.25	0.85	(0.70)	–	(0.70)	10.12
Class 2 shares
2014	10.63	0.40	0.16	0.56	(0.46)	–	(0.46)	10.73
2013	11.17	0.43	(0.43)	–	(0.54)	–	(0.54)	10.63
2012	10.66	0.50	0.47	0.97	(0.46)	–	(0.46)	11.17
2011	10.09	0.53	0.08	0.61	(0.04)	–	(0.04)	10.66
2010	9.95	0.58	0.23	0.81	(0.67)	–	(0.67)	10.09

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses
Total	Net Assets, End of	to Average Net	Ratio of Net Investment Income	Portfolio
Return(b)	Period (in thousands)	Assets	to Average Net Assets	Turnover Rate

12.80%	$599,407	0.48%	2.57%	11.6%
27.30	630,542	0.48	2.83	18.0
13.01	578,099	0.49	3.26	20.8
5.44	624,366	0.48	3.28	19.9
16.18	538,727	0.51	3.25	23.2

12.46	25,491	0.73	2.32	11.6
27.02	24,810	0.73	2.58	18.0
12.72	22,844	0.74	3.01	20.8
5.17	25,498	0.73	3.00	19.9
15.88	29,323	0.76	2.97	23.2

5.08	314,509	0.51	2.56	19.1
(1.03)	379,351	0.51	2.58	45.3
3.91	432,172	0.51	2.98	41.4
6.23	453,864	0.51	3.42	83.8
5.85	489,048	0.50	3.64	79.1	(c)

4.75	916	0.76	2.31	19.1
(1.30)	931	0.76	2.33	45.3
3.70	1,143	0.76	2.73	41.4
5.90	1,215	0.76	3.17	83.8
5.65	1,457	0.75	3.45	79.1	(c)

5.55	275,597	0.51	3.95	16.6
0.40	269,330	0.51	4.22	12.8
9.57	292,756	0.51	4.78	14.7
6.25	239,939	0.50	5.36	17.8
8.65	225,114	0.50	5.81	17.0

5.26	3,036	0.76	3.71	16.6
0.10	3,390	0.76	3.97	12.8
9.28	3,875	0.76	4.55	14.7
6.05	4,360	0.75	5.11	17.8
8.26	5,135	0.75	5.58	17.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End	Total
	Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Return(b)
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2014	$15.94	$0.20	($0.78)	($0.58)	($0.15)	($0.15)	$15.21	(3.75)%
2013	17.14	0.19	(1.07)	(0.88)	(0.32)	(0.32)	15.94	(5.03)
2012	14.38	0.22	2.75	2.97	(0.21)	(0.21)	17.14	20.80
2011	17.51	0.23	(3.35)	(3.12)	(0.01)	(0.01)	14.38	(17.84)
2010	14.86	0.13	2.63	2.76	(0.11)	(0.11)	17.51	18.67
LARGECAP BLEND ACCOUNT II
Class 1 shares
2014	10.09	0.11	1.02	1.13	(0.13)	(0.13)	11.09	11.30
2013	7.79	0.10	2.33	2.43	(0.13)	(0.13)	10.09	31.40
2012	6.85	0.11	0.93	1.04	(0.10)	(0.10)	7.79	15.20
2011	6.86	0.08	(0.09)	(0.01)	–	–	6.85	(0.12)
2010	6.21	0.07	0.74	0.81	(0.16)	(0.16)	6.86	13.25
Class 2 shares
2014	10.14	0.08	1.03	1.11	(0.11)	(0.11)	11.14	11.00
2013	7.82	0.08	2.35	2.43	(0.11)	(0.11)	10.14	31.26
2012	6.88	0.09	0.93	1.02	(0.08)	(0.08)	7.82	14.84
2011	6.91	0.07	(0.10)	(0.03)	–	–	6.88	(0.42)
2010	6.24	0.06	0.74	0.80	(0.13)	(0.13)	6.91	12.97
LARGECAP GROWTH ACCOUNT
Class 1 shares
2014	22.26	0.03	2.44	2.47	(0.13)	(0.13)	24.60	11.12
2013	16.87	0.07	5.61	5.68	(0.29)	(0.29)	22.26	33.91
2012	14.48	0.12	2.32	2.44	(0.05)	(0.05)	16.87	16.85
2011	15.12	0.05	(0.69)	(0.64)	–	–	14.48	(4.23)
2010	12.78	0.01	2.34	2.35	(0.01)	(0.01)	15.12	18.38
Class 2 shares
2014	22.20	(0.03)	2.44	2.41	(0.08)	(0.08)	24.53	10.85
2013	16.83	0.02	5.59	5.61	(0.24)	(0.24)	22.20	33.64
2012	14.43	0.08	2.32	2.40	–	–	16.83	16.56 (d)
2011	15.11	0.01	(0.69)	(0.68)	–	–	14.43	(4.50)
2010	12.80	(0.03)	2.34	2.31	–	–	15.11	18.05

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Ratio of Expenses
Net Assets, End of	to Average Net		Ratio of Net Investment Income	Portfolio
Period (in thousands)	Assets		to Average Net Assets	Turnover Rate

$103,091	1.38%		1.28%	106.9%
113,305	1.39		1.19	118.2
152,545	1.34		1.40	97.4
143,811	1.40		1.37	86.8
193,048	1.39		0.88	102.3

145,312	0.75	(c)	1.03	33.9
161,831	0.75	(c)	1.17	44.6
154,221	0.76	(c)	1.41	51.5
161,200	0.75	(c)	1.21	42.5
182,047	0.75	(c)	1.15	34.7

1,014	1.00	(c)	0.78	33.9
984	1.00	(c)	0.92	44.6
837	1.01	(c)	1.17	51.5
739	1.00	(c)	0.96	42.5
850	1.00	(c)	0.90	34.7

123,091	0.69		0.13	67.2
100,140	0.69		0.37	70.1
210,351	0.69		0.73	62.6
181,559	0.69		0.31	56.6
207,114	0.69		0.04	61.1

661	0.94		(0.11)	67.2
712	0.94		0.10	70.1
604	0.94		0.47	62.6
561	0.94		0.05	56.6
691	0.94		(0.20)	61.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2014		$32.58	$0.03	$2.46	$2.49	($0.04)	($6.33)	($6.37)	$28.70
2013		24.77	0.04	8.75	8.79	(0.11)	(0.87)	(0.98)	32.58
2012		21.30	0.10	3.39	3.49	(0.02)	–	(0.02)	24.77
2011		21.37	0.02	(0.09)	(0.07)	–	–	–	21.30
2010		17.89	0.01	3.50	3.51	(0.03)	–	(0.03)	21.37
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2014		13.38	0.24	1.51	1.75	(0.18)	(0.32)	(0.50)	14.63
2013		10.34	0.22	3.07	3.29	(0.15)	(0.10)	(0.25)	13.38
2012		9.06	0.20	1.20	1.40	(0.11)	(0.01)	(0.12)	10.34
2011		8.91	0.16	(0.01)	0.15	–	–	–	9.06
2010		7.88	0.15	1.00	1.15	(0.12)	–	(0.12)	8.91
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2014		10.46	0.14	1.09	1.23	(0.08)	(0.39)	(0.47)	11.22
2013	(d)	10.00	0.03	0.45	0.48	(0.02)	–	(0.02)	10.46
LARGECAP VALUE ACCOUNT
Class 1 shares
2014		36.13	0.51	3.19	3.70	(0.80)	(5.23)	(6.03)	33.80
2013		28.33	0.53	8.11	8.64	(0.84)	–	(0.84)	36.13
2012		24.20	0.56	3.92	4.48	(0.35)	–	(0.35)	28.33
2011		23.92	0.33	(0.05)	0.28	–	–	–	24.20
2010		21.34	0.30	2.68	2.98	(0.40)	–	(0.40)	23.92
MIDCAP ACCOUNT
Class 1 shares
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)	60.79
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)	59.37
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)	47.20
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)	40.51
2010		31.25	0.46	7.00	7.46	(0.88)	–	(0.88)	37.83
Class 2 shares
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)	60.54
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)	59.16
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)	47.06
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)	40.39
2010		31.23	0.35	7.03	7.38	(0.79)	–	(0.79)	37.82

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses
Total	Net Assets, End of	to Average Net		Ratio of Net Investment Income		Portfolio
Return(b)	Period (in thousands)	Assets		to Average Net Assets		Turnover Rate

8.61%	$239,629	0.76	%(c)	0.11%		38.9%
36.14	260,034	0.75	(c)	0.12		36.9
16.38	240,585	0.76	(c)	0.42		36.9
(0.33)	228,749	0.76	(c)	0.07		46.1
19.61	251,943	0.76	(c)	0.07		54.0

13.29	1,863,035	0.25		1.74		2.8
32.04	1,490,352	0.25		1.81		7.4
15.50	916,593	0.26		2.02		3.3
1.73	593,337	0.26		1.80		7.9
14.67	352,580	0.27		1.83		21.1

11.77	97,236	0.49	(c)	1.29		24.6
4.85 (e)	7,339	0.49 (c)	,(f)	1.82	(f)	74.7	(f)

11.17	170,673	0.61		1.45		104.3
30.83	167,702	0.61		1.64		140.8
18.58	222,357	0.61		2.09		115.0
1.17	199,660	0.61		1.37		113.9
14.08	164,949	0.61		1.38		214.6

12.99	676,836	0.53		0.60		21.6
33.93	649,893	0.53		0.52		12.4
19.44	560,842	0.55		1.03		21.5
8.29	531,255	0.55		0.57		28.9
24.10	551,589	0.57		1.37		20.9

12.70	15,960	0.78		0.35		21.6
33.58	15,105	0.78		0.27		12.4
19.16	12,179	0.80		0.79		21.5
8.00	11,226	0.80		0.32		28.9
23.83	11,327	0.82		1.05		20.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from October 31, 2013 date operations commenced, through December 31, 2013
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MONEY MARKET ACCOUNT
Class 1 shares
2014	$1.00	$–	$–	$–	$–	$–	$–	$1.00
2013	1.00	–	–	–	–	–	–	1.00
2012	1.00	–	–	–	–	–	–	1.00
2011	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
Class 2 shares
2014	1.00	–	–	–	–	–	–	1.00
2013	1.00	–	–	–	–	–	–	1.00
2012	1.00	–	–	–	–	–	–	1.00
2011	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2014	24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)	22.31
2013	23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)	24.45
2012	21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)	23.75
2011	21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)	21.36
2010	19.23	0.35	2.59	2.94	(0.32)	(0.38)	(0.70)	21.47
Class 2 shares
2014	24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)	22.11
2013	23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)	24.27
2012	21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)	23.62
2011	21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)	21.23
2010	19.17	0.31	2.57	2.88	(0.27)	(0.38)	(0.65)	21.40
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2014	12.29	0.25	0.34	0.59	(0.28)	–	(0.28)	12.60
2013	11.36	0.27	0.94	1.21	(0.28)	–	(0.28)	12.29
2012	10.36	0.26	0.95	1.21	(0.21)	–	(0.21)	11.36
2011	10.49	0.19	(0.03)	0.16	(0.29)	–	(0.29)	10.36
2010	9.63	0.30	0.99	1.29	(0.43)	–	(0.43)	10.49

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses		Ratio of Gross
Total	Net Assets, End of	to Average Net		Expenses to Average		Ratio of Net Investment Income	Portfolio
Return(b)	Period (in thousands)	Assets		Net Assets		to Average Net Assets	Turnover Rate

0.00%	$278,903	0.16%		0.46	%(c)	0.00%	N/A
0.00	283,108	0.19		0.46	(c)	0.00	N/A
0.00	303,903	0.27		0.46	(c)	0.00	N/A
0.00	322,844	0.26		0.45	(c)	0.00	N/A
0.00	314,976	0.32		0.45	(c)	0.00	N/A

0.00	934	0.16		0.71	(c)	0.00	N/A
0.00	959	0.20		0.71	(c)	0.00	N/A
0.00	1,253	0.27		0.71	(c)	0.00	N/A
0.00	1,777	0.26		0.70	(c)	0.00	N/A
0.00	2,478	0.32		0.70	(c)	0.00	N/A

12.45	33,190	0.66		–		1.02	8.6
32.65	32,077	0.65		–		1.18	6.7
13.83	145,393	0.64		–		1.51	6.2
0.13	142,828	0.64		–		1.09	10.3
15.40	151,592	0.64		–		1.78	13.7

12.19	6,891	0.91		–		0.77	8.6
32.27	6,362	0.90		–		0.85	6.7
13.57	5,238	0.89		–		1.26	6.2
(0.15)	5,472	0.89		–		0.83	10.3
15.11	6,822	0.89		–		1.57	13.7

4.81	47,312	0.04	(d)	–		2.02	41.3
10.81	48,775	0.04	(d)	–		2.25	36.5
11.79	47,361	0.06	(d)	–		2.39	28.3
1.44	47,435	0.04	(d)	–		1.79	24.3
13.93	48,831	0.04	(d)	–		3.01	42.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2014		$13.62	$0.33	$0.44	$0.77	($0.33)	($0.29)	($0.62)	$13.77
2013		12.00	0.30	1.59	1.89	(0.27)	–	(0.27)	13.62
2012		10.64	0.26	1.30	1.56	(0.20)	–	(0.20)	12.00
2011		11.02	0.19	(0.29)	(0.10)	(0.28)	–	(0.28)	10.64
2010		9.97	0.28	1.16	1.44	(0.39)	–	(0.39)	11.02
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2014		14.05	0.36	0.45	0.81	(0.31)	(2.21)	(2.52)	12.34
2013		12.10	0.32	1.95	2.27	(0.25)	(0.07)	(0.32)	14.05
2012		10.64	0.25	1.40	1.65	(0.19)	–	(0.19)	12.10
2011		11.09	0.19	(0.42)	(0.23)	(0.22)	–	(0.22)	10.64
2010		9.85	0.24	1.24	1.48	(0.24)	–	(0.24)	11.09
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2014		14.94	0.42	0.49	0.91	(0.31)	(1.04)	(1.35)	14.50
2013		12.39	0.35	2.41	2.76	(0.21)	–	(0.21)	14.94
2012		10.78	0.23	1.56	1.79	(0.18)	–	(0.18)	12.39
2011		11.31	0.19	(0.54)	(0.35)	(0.18)	–	(0.18)	10.78
2010		10.00	0.21	1.33	1.54	(0.23)	–	(0.23)	11.31
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2014		14.96	0.40	0.50	0.90	(0.34)	(1.34)	(1.68)	14.18
2013		12.28	0.34	2.55	2.89	(0.21)	–	(0.21)	14.96
2012		10.64	0.24	1.57	1.81	(0.17)	–	(0.17)	12.28
2011		11.24	0.18	(0.61)	(0.43)	(0.17)	–	(0.17)	10.64
2010		9.89	0.18	1.39	1.57	(0.22)	–	(0.22)	11.24
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2014		11.58	0.39	0.25	0.64	(0.01)	(0.02)	(0.03)	12.19
2013	(e)	10.00	0.38	1.20	1.58	–	–	–	11.58
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2014		11.29	0.23	0.29	0.52	(0.30)	–	(0.30)	11.51
2013		11.04	0.26	0.29	0.55	(0.30)	–	(0.30)	11.29
2012		10.25	0.30	0.68	0.98	(0.19)	–	(0.19)	11.04
2011		10.22	0.20	0.16	0.36	(0.33)	–	(0.33)	10.25
2010		9.66	0.35	0.70	1.05	(0.49)	–	(0.49)	10.22

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses		Ratio of
Total	Net Assets, End of	to Average Net		Net Investment Income to		Portfolio
Return(b)	Period (in thousands)	Assets		Average Net Assets		Turnover Rate

5.75%	$211,470	0.03	%(c)	2.40%		31.9%
15.97	227,985	0.03	(c)	2.35		49.6
14.76	208,355	0.04	(c)	2.28		24.4
(1.07)	192,409	0.04	(c)	1.74		8.9
15.05	201,014	0.04	(c)	2.73		37.6

6.06	116,965	0.04	(c)	2.67		23.9
18.96	108,794	0.04	(c)	2.43		58.6
15.58	92,672	0.05	(c)	2.20		18.5
(2.22)	79,646	0.04	(c)	1.70		13.2
15.40	82,436	0.04	(c)	2.33		36.2

6.21	42,304	0.05	(c)	2.83		21.1
22.42	36,934	0.05	(c)	2.55		67.2
16.71	25,647	0.08	(c)	1.98		30.1
(3.18)	22,110	0.05	(c)	1.67		13.7
15.81	21,199	0.06	(c)	2.06		41.6

6.21	21,796	0.06	(c)	2.70		28.5
23.72	22,002	0.06	(c)	2.48		68.0
17.07	16,352	0.11	(c)	2.01		17.7
(3.94)	12,822	0.07	(c)	1.58		19.7
16.21	13,127	0.08	(c)	1.80		45.1

5.58	825	0.13 (c)	,(d)	3.28		43.2
15.80 (f)	28	0.13 (c)	,(d),(g)	5.31	(g)	79.4	(g)

4.57	30,016	0.05	(c)	2.01		39.8
5.11	31,164	0.05	(c)	2.35		25.1
9.65	32,756	0.07	(c)	2.79		34.0
3.52	29,574	0.05	(c)	1.96		19.3
11.24	28,399	0.05	(c)	3.51		40.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Account invests.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from May 1, 2013 date operations commenced, through December 31, 2013
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2014	$17.08	$0.29	$5.28	$5.57	($0.32)	$–	($0.32)	$22.33
2013	16.63	0.35	0.33	0.68	(0.23)	–	(0.23)	17.08
2012	14.39	0.21	2.26	2.47	(0.23)	–	(0.23)	16.63
2011	13.21	0.10	1.08	1.18	–	–	–	14.39
2010	10.83	0.26	2.49	2.75	(0.37)	–	(0.37)	13.21
Class 2 shares
2014	17.18	0.27	5.27	5.54	(0.27)	–	(0.27)	22.45
2013	16.72	0.30	0.34	0.64	(0.18)	–	(0.18)	17.18
2012	14.46	0.17	2.26	2.43	(0.17)	–	(0.17)	16.72
2011	13.30	0.06	1.10	1.16	–	–	–	14.46
2010	10.91	0.23	2.50	2.73	(0.34)	–	(0.34)	13.30
SAM BALANCED PORTFOLIO
Class 1 shares
2014	18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)	16.51
2013	16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)	18.53
2012	14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)	16.33
2011	15.02	0.10	0.06	0.16	(0.42)	–	(0.42)	14.76
2010	13.73	0.42	1.38	1.80	(0.51)	–	(0.51)	15.02
Class 2 shares
2014	18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)	16.37
2013	16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)	18.39
2012	14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)	16.22
2011	14.92	0.06	0.06	0.12	(0.38)	–	(0.38)	14.66
2010	13.64	0.36	1.40	1.76	(0.48)	–	(0.48)	14.92
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2014	13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)	12.60
2013	12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)	13.39
2012	11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)	12.49
2011	11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)	11.47
2010	10.94	0.40	0.84	1.24	(0.50)	–	(0.50)	11.68
Class 2 shares
2014	13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)	12.48
2013	12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)	13.28
2012	11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)	12.39
2011	11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)	11.38
2010	10.85	0.35	0.88	1.23	(0.48)	–	(0.48)	11.60

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses		Ratio of
Total	Net Assets, End of	to Average Net		Net Investment Income to	Portfolio
Return(b)	Period (in thousands)	Assets		Average Net Assets	Turnover Rate

32.82%	$166,701	0.89%		1.48%	15.7%
4.10	128,601	0.89		1.96	22.1
17.17	133,069	0.90		1.33	44.1
8.93	140,316	0.90		0.71	22.4
25.70	140,922	0.89		2.16	48.0

32.44	492	1.14		1.37	15.7
3.87	271	1.14		1.72	22.1
16.86	257	1.15		1.08	44.1
8.72	287	1.15		0.42	22.4
25.29	442	1.14		1.92	48.0

6.82	826,908	0.23	(c)	2.64	16.4
17.68	913,823	0.23	(c)	2.68	46.7
12.75	812,380	0.23	(c)	2.60	9.1
0.99	781,873	0.23	(c)	0.68	14.2
13.61	828,276	0.24	(c)	2.97	36.3

6.59	99,852	0.48	(c)	2.44	16.4
17.32	102,716	0.48	(c)	2.37	46.7
12.47	95,208	0.48	(c)	2.32	9.1
0.73	94,487	0.48	(c)	0.43	14.2
13.34	107,086	0.49	(c)	2.59	36.3

6.22	206,621	0.23	(c)	3.10	21.2
11.53	212,247	0.23	(c)	3.10	35.6
11.19	190,310	0.24	(c)	3.07	15.7
2.29	177,476	0.24	(c)	0.86	20.8
11.84	178,249	0.24	(c)	3.56	34.4

5.92	16,731	0.48	(c)	2.87	21.2
11.25	16,140	0.48	(c)	2.77	35.6
10.91	15,911	0.49	(c)	2.73	15.7
1.97	15,465	0.49	(c)	0.60	20.8
11.73	15,761	0.49	(c)	3.18	34.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2014	$20.60	$0.48	$0.97	$1.45	($0.39)	($2.64)	($3.03)	$19.02
2013	17.04	0.40	3.50	3.90	(0.34)	–	(0.34)	20.60
2012	14.99	0.33	1.79	2.12	(0.07)	–	(0.07)	17.04
2011	15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)	14.99
2010	13.80	0.31	1.72	2.03	(0.47)	–	(0.47)	15.36
Class 2 shares
2014	20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)	18.82
2013	16.89	0.34	3.49	3.83	(0.30)	–	(0.30)	20.42
2012	14.87	0.28	1.77	2.05	(0.03)	–	(0.03)	16.89
2011	15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)	14.87
2010	13.69	0.27	1.71	1.98	(0.44)	–	(0.44)	15.23
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2014	13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)	13.22
2013	13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)	13.72
2012	12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)	13.38
2011	12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)	12.42
2010	11.95	0.51	0.69	1.20	(0.65)	–	(0.65)	12.50
Class 2 shares
2014	13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)	13.12
2013	13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)	13.62
2012	12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)	13.29
2011	12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)	12.34
2010	11.87	0.45	0.72	1.17	(0.62)	–	(0.62)	12.42
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2014	23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)	21.00
2013	18.74	0.40	4.70	5.10	(0.29)	–	(0.29)	23.55
2012	16.26	0.29	2.23	2.52	(0.04)	–	(0.04)	18.74
2011	16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)	16.26
2010	14.83	0.28	2.09	2.37	(0.38)	–	(0.38)	16.82
Class 2 shares
2014	23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)	20.80
2013	18.61	0.33	4.68	5.01	(0.24)	–	(0.24)	23.38
2012	16.15	0.24	2.22	2.46	–	–	–	18.61
2011	16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)	16.15
2010	14.73	0.23	2.10	2.33	(0.35)	–	(0.35)	16.71

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses		Ratio of
Total	Net Assets, End of	to Average Net		Net Investment Income to	Portfolio
Return(b)	Period (in thousands)	Assets		Average Net Assets	Turnover Rate

7.43%	$198,465	0.23	%(c)	2.40%	19.4%
23.07	179,850	0.23	(c)	2.10	48.5
14.18	143,547	0.24	(c)	2.00	12.5
(0.45)	132,387	0.24	(c)	0.45	24.2
15.22	140,207	0.24	(c)	2.21	42.2

7.14	102,757	0.48	(c)	2.11	19.4
22.82	99,013	0.48	(c)	1.82	48.5
13.81	84,306	0.49	(c)	1.76	12.5
(0.63)	78,247	0.49	(c)	0.20	24.2
14.92	84,941	0.49	(c)	1.92	42.2

6.03	215,309	0.23	(c)	3.55	18.8
7.75	214,572	0.23	(c)	3.57	29.7
10.64	215,628	0.24	(c)	3.69	11.7
3.39	187,458	0.24	(c)	1.22	20.6
10.51	183,764	0.24	(c)	4.22	31.5

5.80	19,836	0.48	(c)	3.27	18.8
7.46	19,464	0.48	(c)	3.36	29.7
10.34	19,667	0.49	(c)	3.41	11.7
3.13	18,382	0.49	(c)	0.96	20.6
10.26	20,147	0.49	(c)	3.70	31.5

8.68	138,863	0.23	(c)	2.50	20.4
27.40	121,049	0.23	(c)	1.89	62.5
15.52	90,348	0.24	(c)	1.61	13.9
(1.90)	83,738	0.24	(c)	0.25	23.3
16.40	81,821	0.24	(c)	1.82	51.7

8.35	96,446	0.48	(c)	2.21	20.4
27.09	87,689	0.48	(c)	1.57	62.5
15.23	71,997	0.49	(c)	1.36	13.9
(2.12)	64,907	0.49	(c)	(0.01)	23.3
16.18	69,749	0.49	(c)	1.53	51.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2014	$2.59	$0.05	($0.01)	$0.04	($0.04)	$–	($0.04)	$2.59
2013	2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)	2.59
2012	2.54	0.05	0.08	0.13	(0.06)	–	(0.06)	2.61
2011	2.51	0.06	(0.03)	0.03	–	–	–	2.54
2010	2.46	0.06	0.04	0.10	(0.05)	–	(0.05)	2.51
Class 2 shares
2014	2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)	2.58
2013	2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)	2.59
2012	2.53	0.04	0.08	0.12	(0.05)	–	(0.05)	2.60
2011	2.51	0.05	(0.03)	0.02	–	–	–	2.53
2010	2.45	0.06	0.05	0.11	(0.05)	–	(0.05)	2.51
SMALLCAP BLEND ACCOUNT
Class 1 shares
2014	13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)	13.99
2013	9.36	0.04	4.43	4.47	(0.04)	–	(0.04)	13.79
2012	8.16	0.07	1.13	1.20	–	–	–	9.36
2011	8.31	(0.01)	(0.11)	(0.12)	(0.03)	–	(0.03)	8.16
2010	6.72	0.03	1.59	1.62	(0.03)	–	(0.03)	8.31
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2014	18.31	(0.07)	1.31	1.24	–	–	–	19.55
2013	12.42	(0.10)	5.99	5.89	–	–	–	18.31
2012	10.68	(0.06)	1.80	1.74	–	–	–	12.42
2011	11.17	(0.08)	(0.41)	(0.49)	–	–	–	10.68
2010	8.80	(0.05)	2.42	2.37	–	–	–	11.17
Class 2 shares
2014	17.99	(0.12)	1.29	1.17	–	–	–	19.16
2013	12.24	(0.14)	5.89	5.75	–	–	–	17.99
2012	10.54	(0.09)	1.79	1.70	–	–	–	12.24
2011	11.06	(0.11)	(0.41)	(0.52)	–	–	–	10.54
2010	8.73	(0.08)	2.41	2.33	–	–	–	11.06

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses		Ratio of
Total	Net Assets, End of	to Average Net		Net Investment Income to	Portfolio
Return(b)	Period (in thousands)	Assets		Average Net Assets	Turnover Rate

1.73%	$267,674	0.49	%(c)	1.74%	54.3%
1.14	256,561	0.48	(c)	1.65	54.7
5.00	262,427	0.49	(c)	1.95	59.1
1.37	228,351	0.49	(c)	2.35	55.1
4.20	224,344	0.50	(c)	2.49	85.4	(d)

1.02	913	0.74	(c)	1.49	54.3
1.25	838	0.73	(c)	1.40	54.7
4.67	1,269	0.74	(c)	1.72	59.1
0.95	1,516	0.74	(c)	2.11	55.1
4.37	1,901	0.75	(c)	2.45	85.4	(d)

4.89	64,682	0.87		0.16	67.0
47.81	64,785	0.87		0.38	78.1
14.71	47,469	0.89		0.76	94.5
(1.47)	47,155	0.88		(0.09)	69.1
24.26	57,287	0.88		0.38	69.0

6.77	61,168	0.95	(c)	(0.40)	65.2
47.42	65,466	0.95	(c)	(0.65)	72.8
16.29	49,224	1.06	(c)	(0.53)	77.5
(4.39)	47,596	1.04	(c)	(0.75)	94.3
26.93	56,856	1.03	(c)	(0.59)	82.2

6.50	3,826	1.20	(c)	(0.65)	65.2
46.98	3,917	1.20	(c)	(0.90)	72.8
16.13	2,864	1.31	(c)	(0.78)	77.5
(4.70)	2,653	1.29	(c)	(0.99)	94.3
26.69	3,015	1.28	(c)	(0.82)	82.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2014	$21.74	$0.11	$1.28	$1.39	($0.17)	($2.37)	($2.54)	$20.59
2013	15.72	0.14	6.08	6.22	(0.20)	–	(0.20)	21.74
2012	13.02	0.17	2.65	2.82	(0.12)	–	(0.12)	15.72
2011	13.52	0.09	(0.58)	(0.49)	(0.01)	–	(0.01)	13.02
2010	10.81	0.08	2.73	2.81	(0.10)	–	(0.10)	13.52
Class 2 shares
2014	21.64	0.06	1.27	1.33	(0.15)	(2.37)	(2.52)	20.45
2013	15.67	0.09	6.07	6.16	(0.19)	–	(0.19)	21.64
2012	12.99	0.13	2.64	2.77	(0.09)	–	(0.09)	15.67
2011	13.52	0.05	(0.58)	(0.53)	–	–	–	12.99
2010	10.82	0.06	2.73	2.79	(0.09)	–	(0.09)	13.52

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses		Ratio of
Total	Net Assets, End of	to Average Net		Net Investment Income to	Portfolio
Return(b)	Period (in thousands)	Assets		Average Net Assets	Turnover Rate

7.17%	$106,083	0.99	%(c)	0.53%	46.8%
39.76	117,194	0.99	(c)	0.75	57.0
21.73	101,259	0.99	(c)	1.19	43.2
(3.66)	100,321	0.99	(c)	0.70	72.2
26.06	114,144	0.99	(c)	0.70	63.8

6.90	167	1.24	(c)	0.31	46.8
39.44	110	1.24	(c)	0.50	57.0
21.40	85	1.24	(c)	0.92	43.2
(3.89)	94	1.24	(c)	0.37	72.2
25.81	169	1.24	(c)	0.52	63.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Variable Contracts Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I (39 of the portfolios constituting Principal Variable Contracts Funds, Inc. (collectively, the “Funds”)), as of December 31, 2014, and the related statements of operations for the year then ended and statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, agent banks, transfer agent of the affiliated funds, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Variable Contracts Funds, Inc. at December 31, 2014, the results their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 17, 2015

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2014	Annualized
	July 1, 2014	December 31, 2014	to December 31, 2014(a)	Expense Ratio
Balanced Account Class 1
Actual	$1,000.00	$1,030.34	$3.33	0.65%
Hypothetical	1,000.00	1,021.93	3.31	0.65

Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,009.26	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

Bond Market Index Account Class 1
Actual	1,000.00	1,018.36	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26

Diversified Balanced Account Class 2
Actual	1,000.00	1,023.17	1.53	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Diversified Balanced Managed Volatility Account Class 2
Actual	1,000.00	1,023.69	1.58	0.31
Hypothetical	1,000.00	1,023.64	1.58	0.31

Diversified Growth Account Class 2
Actual	1,000.00	1,023.65	1.53	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Diversified Growth Managed Volatility Account Class 2
Actual	1,000.00	1,023.75	1.58	0.31
Hypothetical	1,000.00	1,023.64	1.58	0.31

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2014	Annualized
	July 1, 2014	December 31, 2014	to December 31, 2014(a)	Expense Ratio

Diversified Income Account Class 2
Actual	$1,000.00	$1,022.18	$1.58	0.31%
Hypothetical	1,000.00	1,023.64	1.58	0.31

Diversified International Account Class 1
Actual	1,000.00	921.99	4.12	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85

Diversified International Account Class 2
Actual	1,000.00	921.03	5.33	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10

Equity Income Account Class 1
Actual	1,000.00	1,037.58	2.47	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

Equity Income Account Class 2
Actual	1,000.00	1,036.22	3.75	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,017.30	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,015.06	3.81	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

Income Account Class 1
Actual	1,000.00	1,007.40	2.53	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Income Account Class 2
Actual	1,000.00	1,005.35	3.79	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

International Emerging Markets Account Class 1
Actual	1,000.00	924.82	6.50	1.34
Hypothetical	1,000.00	1,018.45	6.82	1.34

LargeCap Blend Account II Class 1
Actual	1,000.00	1,049.59	3.87	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

LargeCap Blend Account II Class 2
Actual	1,000.00	1,047.97	5.16	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00

LargeCap Growth Account I Class 1
Actual	1,000.00	1,051.59	3.93	0.76
Hypothetical	1,000.00	1,021.37	3.87	0.76

LargeCap Growth Account Class 1
Actual	1,000.00	1,057.95	3.58	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,056.63	4.87	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,059.26	1.30	0.25
Hypothetical	1,000.00	1,023.95	1.28	0.25

LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual	1,000.00	1,060.89	2.55	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2014	Annualized
	July 1, 2014	December 31, 2014	to December 31, 2014(a)	Expense Ratio

LargeCap Value Account Class 1
Actual	$1,000.00	$1,037.07	$3.13	0.61%
Hypothetical	1,000.00	1,022.13	3.11	0.61

MidCap Account Class 1
Actual	1,000.00	1,062.56	2.76	0.53
Hypothetical	1,000.00	1,022.53	2.70	0.53

MidCap Account Class 2
Actual	1,000.00	1,061.19	4.05	0.78
Hypothetical	1,000.00	1,021.27	3.97	0.78

Money Market Account Class 1
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Money Market Account Class 2
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,050.63	3.36	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,049.30	4.65	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,000.05	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,005.07	0.15	0.03
Hypothetical	1,000.00	1,025.05	0.15	0.03

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,006.17	0.20	0.04
Hypothetical	1,000.00	1,025.00	0.20	0.04

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,007.44	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,006.23	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06

Principal LifeTime 2060 Account Class 1
Actual	1,000.00	1,004.60	0.66	0.13
Hypothetical	1,000.00	1,024.55	0.66	0.13

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	999.66	0.25	0.05
Hypothetical	1,000.00	1,024.95	0.26	0.05

Real Estate Securities Account Class 1
Actual	1,000.00	1,126.40	4.77	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,124.71	6.11	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,012.99	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2014	Annualized
	July 1, 2014	December 31, 2014	to December 31, 2014(a)	Expense Ratio

SAM Balanced Portfolio Class 2
Actual	$1,000.00	$1,011.47	$2.43	0.48%
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,010.84	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,009.04	2.43	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,014.72	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,013.35	2.44	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,008.12	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,006.26	2.43	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,022.92	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,021.51	2.45	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,005.64	2.48	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,002.41	3.73	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74

SmallCap Blend Account Class 1
Actual	1,000.00	990.07	4.36	0.87
Hypothetical	1,000.00	1,020.82	4.43	0.87

SmallCap Growth Account II Class 1
Actual	1,000.00	1,063.66	4.99	0.96
Hypothetical	1,000.00	1,020.37	4.89	0.96

SmallCap Growth Account II Class 2
Actual	1,000.00	1,062.08	6.29	1.21
Hypothetical	1,000.00	1,019.11	6.16	1.21

SmallCap Value Account I Class 1
Actual	1,000.00	1,024.10	5.05	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,022.68	6.32	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	119	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	119	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos	119	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	119	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	119	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	119	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	119	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Formerly, General Counsel,	119	None
Director since September 2014	Investment Company Institute
Member, Operations Committee
1961

Daniel Pavelich	Retired.	119	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	119	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	119	None
Director since 2008	Inc. (“Edge”) (2008-2011)
President, CEO, and Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1955

Tracy Bollin

Chief Financial Officer

711 High Street, Des Moines, IA 50392 1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”) Counsel, PLIC

Chief Financial Officer, PFA since 2010

Assistant Controller, PFD (2007-2010)

Chief Financial Officer, PFD since 2010 Chief Financial Officer, the Manager since 2010 Financial Controller, the Manager (2008-2010) Assistant Controller, Princor (2009-2010) Chief Financial Officer, Princor since 2010 Assistant Controller, PSS (2007-2010) Chief Financial Officer, PSS since 2010

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011 Vice President/Treasurer, the Manager since 2011 Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011 Vice President/Treasurer, Princor since 2011 Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street, Des Moines, IA 50392 1955

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Jennifer A. Mills Assistant Counsel

711 High Street, Des Moines, IA 50392 1973

Vice President/Chief Compliance Officer, the Manager

Vice President/Chief Compliance Officer, PSS

Counsel, PGI Counsel, PLIC

Counsel, PFD (2009-2013) Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present) Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

Layne A. Rasmussen Vice President and Controller 711 High Street, Des Moines, IA 50392 1958 Greg Reymann Assistant Counsel 711 High Street, Des Moines, IA 50392 1958

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset

Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Assistant Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2014, and the Statement of Additional Information dated May 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds Inc. (“PVC”) approved the renewal of the Management Agreement and various subadvisory agreements for all Funds.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 9, 2014 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between PMC (the “Manager”) and PVC, on behalf of each of the thirty-nine (39) series of PVC (each series is referred to as a “Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC; ClearBridge Advisors, LLC; Columbus Circle Investors (“CCI”); Edge Asset Management, Inc. (“Edge”); Emerald Advisers, Inc.; J.P. Morgan Investment Management, Inc.; Mellon Capital Management Corporation; Principal Global Investors, LLC (“PGI”); Principal Real Estate Investors, LLC (“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure and all PVC Funds-of-Funds (except the SAM Portfolios), the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and it considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of subadvisors and the Manager proposes the selection of the most suitable subadvisors, with a process that emphasizes Principal affiliated subadvisors, subject to the due diligence standards. The Board also took note that the Manager applied the due diligence standards to its personnel’s management of the “Core” portfolio. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that it had previously reviewed the annual best execution and soft dollar reports and found no issues that affected its consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (reviewing both the investment return during the three-year period and the blended investment return (50%/50%) of the three- and five-year periods), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with each Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager Fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class 1 shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that certain Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

For the SAM Portfolios, the Board considered information from management about the Manager’s active asset allocation strategy and determined that the strategy and processes justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds), with the continuation of the expense cap suggested by management, were within an acceptable range or compare favorably.

The Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee for four Funds that have implemented the “Core Satellite” structure.

In the Board’s review of the expense caps in place with respect to certain classes of certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for certain classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2013. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal-REI, Edge, CCI, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the additional breakpoints offered by management for two Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account and the LifeTime Accounts do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds, other than the LargeCap S&P 500 Managed Volatility Index Account, has a relatively low basis point fee for all Fund assets. The Board determined that no breakpoints are necessary at this time for the LargeCap S&P 500 Managed Volatility Index Account due to its small size.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

FEDERAL INCOME TAX INFORMATION
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014 (unaudited)

Long Term Capital Gain Dividends. Certain of the Accounts distributed long term capital gain dividends during the fiscal year ended December 31, 2014. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2014, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Balanced Account	57%
Diversified Balanced Account	5%
Diversified Balanced Managed Volatility Account	28%
Diversified Growth Account	65%
Diversified Growth Managed Volatility Account	20%
Diversified Income Account	51%
Equity Income Account	78%
LargeCap Blend Account II	100%
LargeCap Growth Account	100%
LargeCap Growth Account I	46%
LargeCap S&P 500 Index Account	92%
LargeCap S&P 500 Managed Volatility Index Account	37%
LargeCap Value Account	100%
MidCap Account	100%
Principal Capital Appreciation Account	75%
Principal LifeTime 2010 Account	23%
Principal LifeTime 2020 Account	30%
Principal LifeTime 2030 Account	29%
Principal LifeTime 2040 Account	39%
Principal LifeTime 2050 Account	40%
Principal LifeTime 2060 Account	23%
Principal LifeTime Strategic Income Account	14%
SAM Balanced Portfolio	24%
SAM Conservative Balanced Portfolio	15%
SAM Conservative Growth Portfolio	45%
SAM Flexible Income Portfolio	10%
SAM Strategic Growth Portfolio	45%
SmallCap Blend Account	100%
SmallCap Value Account I	100%

Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Account to its shareholders. The information below summarizes the portion of ordinary income dividends that was derived from foreign sources and the total amount of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2014, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income
Diversified Balanced Managed Volatility Account	$0.0031	14%
Diversified Growth Account	$0.0039	19%
Diversified Growth Account	$0.0025	14%
Diversified Growth Managed Volatility Account	$0.0040	17%
Diversified Income Account	$0.0013	9%
Diversified International Account	$0.0396	100%
International Emerging Markets Account	$0.0669	100%
Principal LifeTime 2010 Account	$0.0043	12%
Principal LifeTime 2020 Account	$0.0060	13%
Principal LifeTime 2030 Account	$0.0080	13%
Principal LifeTime 2040 Account	$0.0102	17%
Principal LifeTime 2050 Account	$0.0112	18%
Principal LifeTime 2060 Account	$0.0109	18%
Principal LifeTime Strategic Income Account	$0.0018	6%
SAM Balanced Portfolio	$0.0060	8%
SAM Conservative Balanced Portfolio	$0.0029	5%
SAM Conservative Growth Portfolio	$0.0088	13%
SAM Flexible Income Portfolio	$0.0014	2%
SAM Strategic Growth Portfolio	$0.0103	10%

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Sign up for eDelivery!

• Get your prospectus, semiannual, and annual fund reports by e-mail

• Less clutter, more convenience

• Two ways to sign up (some restrictions may apply):

  Log in to principal.com, Your Profile, and sign up under “Subscriptions and E-mail Preferences”
  For Life products, call 1-800-247-9988. For Annuity products, call 1-800-852-4450.

This report must be preceded or accompanied by a current
prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE ®

principalfunds.com

Principal Funds are distributed by Principal Funds Distributor, Inc.

MM1290-20 | © 2015 Principal Financial Services | 02/2015 | t141218007e

Principal Variable Contracts Funds, Inc.

Annual Report
December 31, 2014

Table of Contents

Economic & Financial Market Review	1
Important Account Information	2
Diversified International Account	3
Equity Income Account	4
Government & High Quality Bond Account	5
Income Account	6
LargeCap Blend Account II	7
LargeCap Growth Account	8
MidCap Account	9
Principal Capital Appreciation Account	10
Real Estate Securities Account	11
SAM Balanced Portfolio	12
SAM Conservative Balanced Portfolio	13
SAM Conservative Growth Portfolio	14
SAM Flexible Income Portfolio	15
SAM Strategic Growth Portfolio	16
Short-Term Income Account	17
SmallCap Growth Account II	18
SmallCap Value Account I	19
Financial Statements	20
Notes to Financial Statements	41
Schedules of Investments	62
Financial Highlights (Includes performance information)	126
Report of Independent Registered Public Accounting Firm	138
Shareholder Expense Example	139
Supplemental Information	142

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

The collapse of oil prices had a big impact on the economy. Prices for West Texas Intermediate dropped nearly 50 percent from year-end 2013 to 2014, putting pressure on a variety of sectors, including the newly re-emergent U.S. oil producers.1 For the fourth time in five months, the International Energy Administration cut its global demand forecast, this time on weak growth expectations for oil-producing countries. As a result, Russia raised its central bank rate to 10.5%, then to 17% a few days later, while Norway cut its target central bank rate for the first time in two years. After having rallied by about 10% from October lows, the S&P 500 also experienced significant volatility due to the energy sector in the last two weeks of the year. The price return was 4.39% for the quarter and 11.4% year-to-date, while the energy sector was down 11.26% and 10%, respectively.2

Although the energy sector only makes up 8.4% of the total market capitalization, its impact has been felt pervasively. With lower gas prices, U.S. consumer confidence continued to peak. The Bloomberg Consumer Comfort Index increased to its best level since December 2007, and the Conference Board’s measure of Consumer Confidence rose to its highest level in seven years in December.3 The U.S. economy was strong, posting 5% real growth in the third quarter.4 Unemployment remains low at 5.8% in November, while inflation also remains very low—only 1.3% in its most recent reading.5 In addition to the impact of energy prices, the rise in value of the U.S. dollar in relation to other currencies has contributed to depressing inflation figures. The U.S. dollar rallied over 13% versus the Euro over the past year, which allows for importing cheaper goods.6

However, the strong U.S. economy has not translated to strength overseas. The European Union’s continuing crisis of confidence was evident in renewed concerns regarding Greece in late December, despite continued easing by the European Central Bank. Gross Domestic Product growth in Greece is two-thirds of its 2007 peak and unemployment hovers around 25.7%, causing significant social concern and an unstable government.7 Whether Greece exits the Eurozone is a topic of concern again reflected in recent spikes in the Greek ten-year rates.6 China also made headlines in early December by passing the U.S. as the world’s largest economy (when measured in real purchasing power terms).8 While Chinese growth has slowed, indications that the Chinese central bank stands ready to maintain a healthy economy has made China a key driver for economic growth throughout the region and the world. Abenomics (measures introduced by Japanese Prime Minister Shinzo Abe) continue to fuel the Japanese economy, though the long-term impact of the program is still in doubt. The yen has fallen, down over 10% in the fourth quarter alone.6

[1]	U.S. Energy Information Administration.
[2]	S&P 500.
[3]	Bloomberg and the Conference Board.
[4]	Bureau of Economic Analysis.
[5]	St Louis Federal Reserve.
[6]	Bloomberg.
[7]	EuroStat.
[8]	IMF

1

Important Account Information

The following information applies to all accounts shown in the annual report (unless noted):

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares. The performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

2

Diversified International Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/2/94	-3.21%	6.41%	5.56%
Class 2 Shares	1/8/07	-3.41%	6.16%	5.30%

	What contributed to or detracted from Account performance during the fiscal year?

An overweight to Alimentation Couche-Tard contributed. The United Kingdom contributed, led by an overweight to Shire, a global specialty pharmaceutical company with strong market positions in the areas of attention deficit disorder, gastroenterology and rare genetic diseases. Stock selection in the consumer discretionary sector contributed, driven by an overweight position in Dollarama, a leading dollar store operator in Canada. Stock selection in Japan detracted, driven by an overweight in Softbank. Stock selection in Hong Kong detracted from performance, driven by an overweight position in MGM China Holdings a gaming license holder in Macau which underperformed as Macau VIP and mass travel slowed. Stock selection in the financial sector detracted from performance, driven by an overweight position in Sumitomo Mitsui Financial Group which underperformed due to disappointment with its shareholder return policy.

3

Equity Income Account

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	12.80%	14.73%	8.01%
Class 2 Shares	12.46%	14.43%	7.74%

	What contributed to or detracted from Account performance during the fiscal year?

Allocation to consumer staples company Kroger Co., aided performance as it gained momentum after beating earnings expectations. Selection within and allocation to the financial sector aided performance, led by Digital Realty Trust. Allocation to defense company Lockheed Martin contributed as it continues to outpace the broader industrial sector. Selection within consumer discretionary hindered performance, led by Mattel, Inc. which underperformed due to continued disappointing sales in the doll category and concerns about growth in the toy industry. Within information technology, underweight to Intel detracted from performance as the company outperformed. Allocation to GlaxoSmithKline within health care detracted due to concerns over patent expirations and a soft near-term new product pipeline.

4

Government & High Quality Bond Account

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	5.08%	3.97%	4.42%
Class 2 Shares	4.75%	3.71%	4.15%

	What contributed to or detracted from Account performance during the fiscal year?

Issue selection in medium yield coupon Fannie Mae (FNMA) agency mortgages was a strong contributor to performance. An out-of-benchmark allocation to U.S treasury securities aided performance as they outperformed agency mortgages. An underweight to medium yield coupon Ginnie Mae (GNMA) securities aided performance as they underperformed the benchmark. An underweight and issue selection in low yield coupon agency mortgages, specifically Freddie Mac (FHLMC) securities detracted. An out-of benchmark allocation to agency commercial mortgage backed securities (CMBS) detracted. Allocation to cash detracted from performance.

5

Income Account

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	5.55%	6.04%	5.71%
Class 2 Shares	5.26%	5.74%	5.43%

	What contributed to or detracted from Account performance during the fiscal year?

Issue selection in agency mortgage-backed securities was one of the largest contributors to performance. Underweight to U.S. treasuries aided performance as they lagged the benchmark. Issue selection in the communication sector was a contributor to performance. Overweight and issue selection in the energy sector was the largest detractor to performance due to the fall in the price of oil. The portfolio's allocation to cash detracted from performance. Issue selection in asset-backed securities, specifically auto-backed securities, detracted from performance.

6

LargeCap Blend Account II

Investment Advisor: Principal Management Corporation; Sub-Advisors: ClearBridge Investments, LLC., and T. Rowe Price Associates, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/02	11.30%	13.77%	7.20%
Class 2 Shares	1/8/07	11.00%	13.48%	6.93%

	What contributed to or detracted from Account performance during the fiscal year?

The strongest stock selection came from the industrial sector, led by an overweight to C.H. Robinson Worldwide. An average 1% underweight to the energy sector also enhanced returns. In addition, an overweight to CVS Caremark Corporation relative to the index enhanced performance, as it was the top contributor to returns during the past year. Overall negative stock selection detracted from returns. Poor stock selection within the information technology sector, led by an underweight to Intel Corporation, hindered performance. Selection in the financial sector also diminished returns. The investment option's holding of stocks that exhibited higher price volatility (overweight position in stocks that have experienced more price movement than those within the index) detracted from performance.

7

LargeCap Growth Account

Sub-Advisor: Columbus Circle Investors

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/2/94	11.12%	14.54%	8.01%
Class 2 Shares	1/8/07	10.85%	14.25%	7.74%

	What contributed to or detracted from Account performance during the fiscal year?

Allocation to Delta Airlines contributed due to its strength from plummeting energy prices and enhanced profit margins. Allocation to Actavis contributed as it was primarily a beneficiary of better than expected merger savings from recent acquisitions. In addition, allocation to Royal Caribbean contributed due to strong cruise pricing trends, strong onboard spending and cost savings through various initiatives that drove upside to operating results. Allocation to Las Vegas Sands detracted due to the China macroeconomic slowdown and continued pressures on VIP gaming activities from the anticorruption crackdown, as well as mass market pressures from the recently implemented smoking ban and visa travel restriction policies. Allocation to Pioneer Natural Resources detracted due to declining energy prices, as well as a temporary moderation of production growth early in the period. Allocation to Halliburton detracted due to plummeting oil prices and investor disappointment in the Baker Hughes acquisition.

8

MidCap Account

Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	12/18/87	12.99%	19.42%	11.35%
Class 2 Shares	9/9/09	12.70%	19.13%	11.06%

	What contributed to or detracted from Account performance during the fiscal year?

O'Reilly Automotive contributed, reflecting continued strength in same store sales growth rates and the impact of abnormally harsh winter weather on vehicle maintenance needs. Brookfield Asset Management contributed as a result of continued growth in its operating platform, global capital raising ability, and asset management franchise. Williams contributed due to the value of the acquisitions made in the past few years as well as the announcement of the acquisition of the remaining 50% of Access Midstream's general partner and proposition of creating one of the largest master limited partnership (MLP) companies. Discovery Communications detracted due to concerns regarding the health of the domestic pay-tv advertising market, lower ratings and international investments. Leucadia, whose largest asset is the investment banking firm Jefferies detracted as a result of Jefferies' below average results due to less active trading. Loews, a holding company focusing on insurance and energy, detracted due to poor results of Diamond Offshore and Boardwalk Pipeline Partners.

9

Principal Capital Appreciation Account

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	12.45%	14.43%	8.42%
Class 2 Shares	12.19%	14.14%	8.15%

	What contributed to or detracted from Account performance during the fiscal year?

Within health care, an overweight to Allergan, Inc. aided performance as the market responded favorably to its potential takeover. Stock selection within utilities aided performance, led by Sempra Energy, which outpaced the broader sector. Kroger Co., a consumer staples company, contributed as earnings beat expectations. Stock selection within energy hindered performance, led by Apache Corporation. Within the consumer discretionary sector, Tupperware Brands Corporation detracted as concerns about emerging markets caused the stock to lag. Stock selection within the materials sector detracted from results as FMC Corp. underperformed due to the impact of weak agriculture prices on specialty chemical companies.

10

Real Estate Securities Account

Sub-Advisor: Principal Real Estate Investors, LLC.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/98	32.82%	17.28%	9.60%
Class 2 Shares	1/8/07	32.44%	16.97%	9.33%

	What contributed to or detracted from Account performance during the fiscal year?

Lack of allocation to American Realty Capital Properties for most of the year contributed. Overweight to Pebblebrook Hotels contributed as a result of its outperformance on the release of strong earnings growth and more accretive acquisitions. Overweight to Essex Property Trust, high quality apartment landlord, contributed. Underweight to data center owner, Digital Realty, detracted. Lack of allocation to Macerich Company, an owner of regional malls, was a key detractor to relative returns. Overweight to the industrials sector and stock selection within the sector was a large detractor, led by overweight to First Industrial Realty.

11

SAM Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.82%	10.21%	6.59%
Class 2 Shares	6.59%	9.93%	6.33%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical underweight in international developed market equities aided performance as they underperformed U.S. equities. Security selection in international developed market growth equities contributed. Security selection in midcap growth equities aided performance. Strategic allocation to emerging market equities detracted as emerging markets lagged both U.S. and developed market equities. Security selection in midcap value equities hindered performance. Strategic and tactical allocation to high yield bonds detracted.

12

SAM Conservative Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.22%	8.55%	6.09%
Class 2 Shares	5.92%	8.29%	5.82%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical underweight in international developed market equities aided performance as they underperformed U.S. equities. Security selection in international developed market growth equities contributed. Security selection in midcap growth equities aided performance. Strategic allocation to emerging market equities detracted as emerging markets lagged both U.S. and developed market equities. Security selection in midcap value equities hindered performance. Strategic and tactical allocation to high yield bonds detracted.

13

SAM Conservative Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	7.43%	11.61%	6.69%
Class 2 Shares	7.14%	11.33%	6.42%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical underweight in international developed market equities aided performance as they underperformed U.S. equities. Security selection in international developed market growth equities contributed to performance. Security selection in midcap growth equities aided performance. Strategic allocation to emerging market equities detracted as emerging markets lagged both U.S. and developed market equities. Security selection in midcap value equities hindered performance. Security selection in largecap value detracted.

14

SAM Flexible Income Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	6.03%	7.63%	5.76%
Class 2 Shares	5.80%	7.36%	5.49%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical allocation to preferred stock and preferred capital were contributors to performance. Strategic underweight in government bonds contributed as they underperformed other fixed income securities. Tactical overweight to equity versus fixed income also aided performance. Strategic and tactical allocation to high yield bonds detracted from performance. Security selection in investment grade corporate bonds also detracted. Strategic allocation to international bonds detracted.

15

SAM Strategic Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	8.68%	12.80%	6.87%
Class 2 Shares	8.35%	12.53%	6.61%

	What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Strategic and tactical underweight in international developed market equities aided performance as they underperformed U.S. equities. Security selection in international developed market growth equities contributed. Security selection in midcap growth equities aided performance. Strategic allocation to emerging market equities detracted from performance as emerging markets lagged both U.S. and developed market equities. Security selection in midcap value equities hindered performance. Security selection in largecap value detracted from performance.

16

Short-Term Income Account

Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	1-Year	5-Year	10-Year
Class 1 Shares	1.73%	2.67%	3.32%
Class 2 Shares	1.02%	2.44%	3.07%

	What contributed to or detracted from Account performance during the fiscal year?

Issue selection in industrials, specifically the communication and non-cyclical sectors, aided performance. Issue selection in the financial sector, specifically in banking and insurance, aided performance. Issue selection in U.S. government agency debt also aided performance. Lack of allocation to foreign sovereign securities detracted from performance as they outperformed the benchmark. An allocation to U.S. Treasuries detracted from performance as the investment option's holdings lagged the benchmark. Issue selection in the finance companies sector detracted from performance.

17

SmallCap Growth Account II

Investment Advisor: Principal Management Corporation; Sub-Advisor: Emerald Advisers, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/98	6.77%	17.31%	7.71%
Class 2 Shares	1/8/07	6.50%	17.02%	7.43%

	What contributed to or detracted from Account performance during the fiscal year?

Positive overall stock selection, led by the health care sector contributed to returns. Sector allocation relative to the index, including an overweight to the health care sector also aided performance. The investment option's higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 12-month period) than the index contributed. An average 4% underweight to the consumer staples sector diminished returns. Selection in the information technology sector, due to an overweight to Infoblox, Inc., detracted. The investment option's higher price volatility (overweight position in stocks that have experienced more price movement than those within the index) compared to the index detracted.

18

SmallCap Value Account I

Investment Advisor: Principal Management Corporation; Sub-Advisor: JP Morgan Investment Management, Inc.

Value of a $10,000 Investment* December 31, 2004 - December 31, 2014

Average Annual Total Returns* as of December 31, 2014
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/98	7.17%	17.23%	7.18%
Class 2 Shares	1/8/07	6.90%	16.96%	6.93%

	What contributed to or detracted from Account performance during the fiscal year?

Positive overall stock selection contributed to performance. The best stock selection came from the energy sector. The largest individual contributor to performance within the sector was an underweight to Rosetta Resources. Selection within the information technology sector also added value, led by an overweight to Spansion Inc. The investment option's higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 12-month period) than the index enhanced performance. Selection within the financial sector diminished returns with the majority of underperformance being driven by an overweight to Flagstar Bancorp, Inc. Sector positioning relative to the index, led by an overweight to the energy sector, also detracted from performance. The investment option's holding of stocks that exhibited higher price volatility (overweight position in stocks that experienced more price movement than those within the index) than the index detracted.

19

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands, except per share amounts	Account	Income Account	Bond Account
Investment in securities--at cost	$371,838	$379,229	$314,778
Foreign currency--at cost	$15	$–	$–
Assets
Investment in securities--at value	$429,603	$624,240	$318,413
Foreign currency--at value	15	–	–
Receivables:
Dividends and interest	1,096	1,693	1,381
Fund shares sold	649	40	629
Investment securities sold	–	1,586	–
Total Assets	431,363	627,559	320,423
Liabilities
Accrued management and investment advisory fees	311	259	133
Accrued distribution fees	–	5	–
Accrued directors' expenses	1	2	1
Accrued other expenses	41	6	5
Cash overdraft	14	–	18
Payables:
Deferred foreign tax	94	–	–
Fund shares redeemed	442	2,389	15
Investment securities purchased	–	–	4,826
Total Liabilities	903	2,661	4,998
Net Assets Applicable to Outstanding Shares	$430,460	$624,898	$315,425

Net Assets Consist of:
Capital shares and additional paid-in-capital	$477,772	$368,878	$324,144
Accumulated undistributed (overdistributed) net investment income (loss)	6,111	19,091	9,984
Accumulated undistributed (overdistributed) net realized gain (loss)	(111,003)	(8,082)	(22,338)
Net unrealized appreciation (depreciation) of investments	57,671	245,011	3,635
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(91)	–	–
Total Net Assets	$430,460	$624,898	$315,425
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$429,194	$599,407	$314,509
Shares issued and outstanding	30,473	25,929	30,135
Net Asset Value per share	$14.08	$23.12	$10.44
Class 2: Net Assets	$1,266	$25,491	$916
Shares issued and outstanding	89	1,110	88
Net Asset Value per share	$14.19	$22.96	$10.45

See accompanying notes.

20

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

		LargeCap	LargeCap
Amounts in thousands, except per share amounts	Income Account	Blend Account II	Growth Account
Investment in securities--at cost	$260,547	$111,411	$97,148
Assets
Investment in securities--at value	$276,340	$146,514	$123,837
Cash	–	1	–
Deposits with counterparty	–	300	–
Receivables:
Dividends and interest	2,565	185	65
Expense reimbursement from Manager	–	2	–
Fund shares sold	27	5	9
Investment securities sold	–	66	–
Total Assets	278,932	147,073	123,911
Liabilities
Accrued management and investment advisory fees	120	94	72
Accrued distribution fees	1	–	–
Accrued directors' expenses	1	1	–
Accrued other expenses	4	11	3
Cash overdraft	173	–	–
Payables:
Fund shares redeemed	–	487	84
Investment securities purchased	–	79	–
Variation margin on financial derivative instruments	–	75	–
Total Liabilities	299	747	159
Net Assets Applicable to Outstanding Shares	$278,633	$146,326	$123,752

Net Assets Consist of:
Capital shares and additional paid-in-capital	$256,051	$100,771	$114,215
Accumulated undistributed (overdistributed) net investment income (loss)	10,170	1,556	173
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,381)	8,948	(17,325)
Net unrealized appreciation (depreciation) of investments	15,793	35,051	26,689
Total Net Assets	$278,633	$146,326	$123,752
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$275,597	$145,312	$123,091
Shares issued and outstanding	25,577	13,099	5,003
Net Asset Value per share	$10.78	$11.09	$24.60
Class 2: Net Assets	$3,036	$1,014	$661
Shares issued and outstanding	283	91	27
Net Asset Value per share	$10.73	$11.14	$24.53

See accompanying notes.

21

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

			Principal Capital
		Money	Appreciation
Amounts in thousands, except per share amounts	MidCap Account	Market Account	Account
Investment in securities--at cost	$430,588	$275,139	$18,101
Assets
Investment in securities--at value	$694,203	$275,139	$40,296
Cash	164	5,292	–
Receivables:
Dividends and interest	305	8	64
Expense reimbursement from Manager	–	67	–
Fund shares sold	55	222	–
Investment securities sold	1,039	–	319
Total Assets	695,766	280,728	40,679
Liabilities
Accrued management and investment advisory fees	302	106	21
Accrued distribution fees	4	–	2
Accrued directors' expenses	2	1	–
Accrued other expenses	6	6	4
Payables:
Fund shares redeemed	2,221	778	210
Investment securities purchased	435	–	361
Total Liabilities	2,970	891	598
Net Assets Applicable to Outstanding Shares	$692,796	$279,837	$40,081

Net Assets Consist of:
Capital shares and additional paid-in-capital	$354,564	$279,847	$14,599
Accumulated undistributed (overdistributed) net investment income (loss)	4,503	–	419
Accumulated undistributed (overdistributed) net realized gain (loss)	70,114	(10)	2,868
Net unrealized appreciation (depreciation) of investments	263,615	–	22,195
Total Net Assets	$692,796	$279,837	$40,081
Capital Stock (par value: $.01 per share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$676,836	$278,903	$33,190
Shares issued and outstanding	11,134	278,913	1,488
Net Asset Value per share	$60.79	$1.00	$22.31
Class 2: Net Assets	$15,960	$934	$6,891
Shares issued and outstanding	264	934	312
Net Asset Value per share	$60.54	$1.00	$22.11

See accompanying notes.

22

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

			SAM
	Real Estate	SAM	Conservative
	Securities	Balanced	Balanced
Amounts in thousands, except per share amounts	Account	Portfolio	Portfolio
Investment in securities--at cost	$111,545	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$800,076	$200,672
Assets
Investment in securities--at value	$166,693	$ –	$ –
Investment in affiliated Accounts--at value	–	926,966	223,402
Receivables:
Dividends and interest	845	100	50
Fund shares sold	53	166	2
Investment securities sold	–	876	155
Total Assets	167,591	928,108	223,609
Liabilities
Accrued management and investment advisory fees	125	180	43
Accrued distribution fees	–	21	3
Accrued directors' expenses	–	3	1
Accrued other expenses	3	3	3
Cash overdraft	161	–	–
Payables:
Fund shares redeemed	109	1,042	157
Investment securities purchased	–	99	50
Total Liabilities	398	1,348	257
Net Assets Applicable to Outstanding Shares	$167,193	$926,760	$223,352

Net Assets Consist of:
Capital shares and additional paid-in-capital	$105,181	$714,657	$186,289
Accumulated undistributed (overdistributed) net investment income (loss)	2,496	25,487	6,984
Accumulated undistributed (overdistributed) net realized gain (loss)	4,368	59,726	7,349
Net unrealized appreciation (depreciation) of investments	55,148	126,890	22,730
Total Net Assets	$167,193	$926,760	$223,352
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$166,701	$826,908	$206,621
Shares issued and outstanding	7,467	50,094	16,403
Net Asset Value per share	$22.33	$16.51	$12.60
Class 2: Net Assets	$492	$99,852	$16,731
Shares issued and outstanding	22	6,100	1,341
Net Asset Value per share	$22.45	$16.37	$12.48

See accompanying notes.

23

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

	SAM
	Conservative	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio	Income Portfolio	Growth Portfolio
Investment in affiliated Accounts--at cost	$262,086	$211,131	$209,564
Assets
Investment in affiliated Accounts--at value	$301,305	$235,198	$235,377
Receivables:
Dividends and interest	10	77	–
Fund shares sold	124	10	108
Investment securities sold	–	30	1
Total Assets	301,439	235,315	235,486
Liabilities
Accrued management and investment advisory fees	58	45	45
Accrued distribution fees	22	4	20
Accrued directors' expenses	1	1	–
Accrued other expenses	3	3	3
Payables:
Fund shares redeemed	68	40	109
Investment securities purchased	65	77	–
Total Liabilities	217	170	177
Net Assets Applicable to Outstanding Shares	$301,222	$235,145	$235,309

Net Assets Consist of:
Capital shares and additional paid-in-capital	$240,099	$201,080	$189,519
Accumulated undistributed (overdistributed) net investment income (loss)	6,603	8,281	5,216
Accumulated undistributed (overdistributed) net realized gain (loss)	15,301	1,717	14,761
Net unrealized appreciation (depreciation) of investments	39,219	24,067	25,813
Total Net Assets	$301,222	$235,145	$235,309
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$198,465	$215,309	$138,863
Shares issued and outstanding	10,435	16,286	6,613
Net Asset Value per share	$19.02	$13.22	$21.00
Class 2: Net Assets	$102,757	$19,836	$96,446
Shares issued and outstanding	5,460	1,512	4,636
Net Asset Value per share	$18.82	$13.12	$20.80

See accompanying notes.

24

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

		SmallCap
	Short-Term	Growth	SmallCap
Amounts in thousands, except per share amounts	Income Account	Account II	Value Account I
Investment in securities--at cost	$265,029	$57,481	$85,180
Assets
Investment in securities--at value	$265,596	$72,464 (a)	$106,968	(a)
Cash	44	–	–
Deposits with counterparty	–	266	516
Receivables:
Dividends and interest	1,324	13	197
Expense reimbursement from Manager	2	5	18
Fund shares sold	1,840	12	13
Investment securities sold	–	35	4,735
Total Assets	268,806	72,795	112,447
Liabilities
Accrued management and investment advisory fees	109	54	100
Accrued distribution fees	–	1	–
Accrued directors' expenses	1	–	–
Accrued other expenses	5	12	20
Payables:
Fund shares redeemed	104	116	1,748
Investment securities purchased	–	216	664
Variation margin on financial derivative instruments	–	16	86
Collateral obligation on securities loaned, at value	–	7,386	3,579
Total Liabilities	219	7,801	6,197
Net Assets Applicable to Outstanding Shares	$268,587	$64,994	$106,250

Net Assets Consist of:
Capital shares and additional paid-in-capital	$280,357	$54,859	$71,033
Accumulated undistributed (overdistributed) net investment income (loss)	4,456	(9)	766
Accumulated undistributed (overdistributed) net realized gain (loss)	(16,793)	(4,900)	12,591
Net unrealized appreciation (depreciation) of investments	567	15,044	21,860
Total Net Assets	$268,587	$64,994	$106,250
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$267,674	$61,168	$106,083
Shares issued and outstanding	103,428	3,128	5,151
Net Asset Value per share	$2.59	$19.55	$20.59
Class 2: Net Assets	$913	$3,826	$167
Shares issued and outstanding	354	200	8
Net Asset Value per share	$2.58	$19.16	$20.45

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

25

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands	Account	Income Account	Bond Account
Net Investment Income (Loss)
Income:
Dividends	$13,606	$20,365	$–
Withholding tax	(1,517)	(454)	–
Interest	–	2	10,526
Total Income	12,089	19,913	10,526
Expenses:
Management and investment advisory fees	3,990	3,108	1,717
Distribution Fees - Class 2	3	63	2
Custodian fees	121	10	7
Directors' expenses	9	12	7
Professional fees	27	4	4
Other expenses	1	1	–
Total Expenses	4,151	3,198	1,737
Net Investment Income (Loss)	7,938	16,715	8,789

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	32,191	48,463	2,348
Foreign currency transactions	(251)	(4)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $94, $0 and $0, respectively)	(53,910)	12,687	6,201
Translation of assets and liabilities in foreign currencies	(95)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	(22,065)	61,146	8,549
Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,127)	$77,861	$17,338

See accompanying notes.

26

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

		LargeCap	LargeCap
Amounts in thousands	Income Account	Blend Account II	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$–	$2,752	$918
Withholding tax	–	(23)	(2)
Interest	12,631	1	–
Total Income	12,631	2,730	916
Expenses:
Management and investment advisory fees	1,419	1,149	764
Distribution Fees - Class 2	8	2	2
Custodian fees	4	18	3
Directors' expenses	6	5	3
Professional fees	4	5	4
Shareholder meeting expense	–	3	–
Total Gross Expenses	1,441	1,182	776
Less: Reimbursement from Manager	–	28	–
Total Net Expenses	1,441	1,154	776
Net Investment Income (Loss)	11,190	1,576	140

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions	2,029	20,674	9,440
Futures contracts	–	640	–
Short sales	–	5	–
Change in unrealized appreciation/depreciation of:
Investments	1,774	(6,530)	2,705
Futures contracts	–	(164)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	3,803	14,625	12,145
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,993	$16,201	$12,285

See accompanying notes.

27

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

			Principal Capital
		Money	Appreciation
Amounts in thousands	MidCap Account	Market Account	Account
Net Investment Income (Loss)
Income:
Dividends	$7,384	$–	$651
Withholding tax	(55)	–	(2)
Interest	(1)	447	–
Total Income	7,328	447	649
Expenses:
Management and investment advisory fees	3,417	1,246	242
Distribution Fees - Class 2	38	2	16
Custodian fees	12	10	6
Directors' expenses	12	6	3
Professional fees	4	4	4
Other expenses	2	–	–
Total Gross Expenses	3,485	1,268	271
Less: Reimbursement from Manager - Class 1	–	816	–
Less: Reimbursement from Manager - Class 2	–	3	–
Less: Reimbursement from Distributor - Class 2	–	2	–
Total Net Expenses	3,485	447	271
Net Investment Income (Loss)	3,843	–	378

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	72,859	–	3,036
Foreign currency transactions	3	–	–
Change in unrealized appreciation/depreciation of:
Investments	3,163	–	1,130
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	76,025	–	4,166
Net Increase (Decrease) in Net Assets Resulting from Operations	$79,868	$–	$4,544

See accompanying notes.

28

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	Real Estate	SAM	SAM Conservative
Amounts in thousands	Securities Account	Balanced Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$27,959	$7,546
Dividends	3,507	–	–
Total Income	3,507	27,959	7,546
Expenses:
Management and investment advisory fees	1,304	2,198	511
Distribution Fees - Class 2	1	252	41
Custodian fees	2	–	–
Directors' expenses	4	16	6
Professional fees	4	3	3
Other expenses	–	1	–
Total Expenses	1,315	2,470	561
Net Investment Income (Loss)	2,192	25,489	6,985

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions	6,240	22	–
Investment transactions in affiliated Accounts	–	46,992	7,492
Capital gain distribution received from affiliated Accounts	–	21,008	3,782
Change in unrealized appreciation/depreciation of:
Investments	32,938	–	–
Investments in affiliated Accounts	–	(29,299)	(4,698)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	39,178	38,723	6,576
Net Increase (Decrease) in Net Assets Resulting from Operations	$41,370	$64,212	$13,561

See accompanying notes.

29

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$7,512	$8,869	$5,949
Total Income	7,512	8,869	5,949
Expenses:
Management and investment advisory fees	648	530	495
Distribution Fees - Class 2	250	49	228
Directors' expenses	7	6	6
Professional fees	3	3	3
Total Expenses	908	588	732
Net Investment Income (Loss)	6,604	8,281	5,217

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	11,793	4,267	9,220
Capital gain distribution received from affiliated Accounts	8,471	2,299	10,179
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	(6,542)	(1,072)	(6,413)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	13,722	5,494	12,986
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,326	$13,775	$18,203

See accompanying notes.

30

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2014

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Account	Growth Account II	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$–	$216	$1,593
Withholding tax	–	–	(1)
Interest	5,708	1	2
Securities lending - net	–	136	71
Total Income	5,708	353	1,665
Expenses:
Management and investment advisory fees	1,252	643	1,197
Distribution Fees - Class 2	2	9	–
Custodian fees	7	22	35
Directors' expenses	6	3	4
Professional fees	4	4	5
Shareholder meeting expense	–	4	6
Total Gross Expenses	1,271	685	1,247
Less: Reimbursement from Manager	–	64	22
Less: Reimbursement from Manager - Class 1	26	–	143
Total Net Expenses	1,245	621	1,082
Net Investment Income (Loss)	4,463	(268)	583

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales
Net realized gain (loss) from:
Investment transactions	1,551	9,127	13,877
Futures contracts	–	230	483
Change in unrealized appreciation/depreciation of:
Investments	(2,109)	(4,992)	(7,186)
Futures contracts	–	(64)	(332)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Short sales	(558)	4,301	6,842
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,905	$4,033	$7,425

See accompanying notes.

31

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$7,938	$8,591	$16,715	$17,984
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	31,940	32,601	48,459	36,820
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(54,005)	40,805	12,687	98,593
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,127)	81,997	77,861	153,397

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(10,543)	(12,278)	(15,060)	(19,090)
Class 2	(25)	(32)	(542)	(679)
Total Dividends and Distributions	(10,568)	(12,310)	(15,602)	(19,769)

Capital Share Transactions
Shares sold:
Class 1	18,555	26,783	27,917	30,440
Class 2	112	89	712	644
Shares issued in reinvestment of dividends and distributions:
Class 1	10,543	12,278	15,060	19,090
Class 2	25	32	542	679
Shares redeemed:
Class 1	(76,371)	(72,185)	(133,970)	(125,627)
Class 2	(261)	(526)	(2,974)	(4,445)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(47,397)	(33,529)	(92,713)	(79,219)
Total Increase (Decrease)	(72,092)	36,158	(30,454)	54,409

Net Assets
Beginning of period	502,552	466,394	655,352	600,943
End of period (including undistributed net investment income as set forth below)	$430,460	$502,552	$624,898	$655,352
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,111	$7,694	$19,091	$20,026

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,256	1,963	1,264	1,576
Class 2	8	7	32	33
Shares issued in reinvestment of dividends and distributions:
Class 1	707	914	684	1,005
Class 2	2	2	25	36
Shares redeemed:
Class 1	(5,196)	(5,232)	(6,039)	(6,514)
Class 2	(18)	(39)	(136)	(230)
Net Increase (Decrease)	(3,241)	(2,385)	(4,170)	(4,094)

See accompanying notes.

32

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Government & High
Amounts in thousands	Quality Bond Account		Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$8,789	$10,474	$11,190	$11,991
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	2,348	4,979	2,029	1,050
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	6,201	(19,992)	1,774	(12,075)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,338	(4,539)	14,993	966

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(12,571)	(15,618)	(12,529)	(14,042)
Class 2	(31)	(39)	(128)	(170)
Total Dividends and Distributions	(12,602)	(15,657)	(12,657)	(14,212)

Capital Share Transactions
Shares sold:
Class 1	23,451	33,232	11,225	15,587
Class 2	69	9	19	93
Shares issued in reinvestment of dividends and distributions:
Class 1	12,571	15,618	12,529	14,042
Class 2	31	39	128	170
Shares redeemed:
Class 1	(105,587)	(81,530)	(19,783)	(39,976)
Class 2	(128)	(205)	(541)	(581)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(69,593)	(32,837)	3,577	(10,665)
Total Increase (Decrease)	(64,857)	(53,033)	5,913	(23,911)

Net Assets
Beginning of period	380,282	433,315	272,720	296,631
End of period (including undistributed net investment income as set forth below)	$315,425	$380,282	$278,633	$272,720
Undistributed (Overdistributed) Net Investment Income (Loss)	$9,984	$12,599	$10,170	$10,990

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,244	3,126	1,028	1,429
Class 2	7	1	2	8
Shares issued in reinvestment of dividends and distributions:
Class 1	1,219	1,527	1,165	1,341
Class 2	3	4	12	17
Shares redeemed:
Class 1	(10,065)	(7,666)	(1,835)	(3,638)
Class 2	(12)	(20)	(50)	(53)
Net Increase (Decrease)	(6,604)	(3,028)	322	(896)

See accompanying notes.

33

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$1,576	$1,897	$140	$634
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	21,319	23,884	9,440	70,875
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(6,694)	18,383	2,705	(20,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,201	44,164	12,285	50,960

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,877)	(2,266)	(664)	(1,397)
Class 2	(10)	(11)	(2)	(8)
Total Dividends and Distributions	(1,887)	(2,277)	(666)	(1,405)

Capital Share Transactions
Shares sold:
Class 1	2,268	2,565	28,520	21,547
Class 2	60	60	64	63
Shares issued in reinvestment of dividends and distributions:
Class 1	1,877	2,266	664	1,397
Class 2	10	11	2	8
Shares redeemed:
Class 1	(34,886)	(38,870)	(17,781)	(182,529)
Class 2	(132)	(162)	(188)	(144)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,803)	(34,130)	11,281	(159,658)
Total Increase (Decrease)	(16,489)	7,757	22,900	(110,103)

Net Assets
Beginning of period	162,815	155,058	100,852	210,955
End of period (including undistributed net investment income as set forth below)	$146,326	$162,815	$123,752	$100,852
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,556	$1,897	$173	$699

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	217	290	1,243	1,141
Class 2	6	7	3	3
Shares issued in reinvestment of dividends and distributions:
Class 1	178	252	28	72
Class 2	1	1	–	–
Shares redeemed:
Class 1	(3,328)	(4,312)	(767)	(9,180)
Class 2	(13)	(18)	(8)	(7)
Net Increase (Decrease)	(2,939)	(3,780)	499	(7,971)

See accompanying notes.

34

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	MidCap Account		Money Market Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$3,843	$3,275	$–	$–
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	72,862	59,998	–	–
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	3,163	120,055	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	79,868	183,328	–	–

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,218)	(8,897)	–	–
Class 2	(44)	(170)	–	–
From net realized gain on investments:
Class 1	(55,916)	(28,373)	–	–
Class 2	(1,367)	(637)	–	–
Total Dividends and Distributions	(60,545)	(38,077)	–	–

Capital Share Transactions
Shares sold:
Class 1	58,293	27,346	146,475	169,496
Class 2	341	443	295	1,152
Shares issued in reinvestment of dividends and distributions:
Class 1	59,134	37,270	–	–
Class 2	1,411	807	–	–
Shares redeemed:
Class 1	(109,369)	(117,693)	(150,680)	(190,291)
Class 2	(1,335)	(1,447)	(320)	(1,446)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,475	(53,274)	(4,230)	(21,089)
Total Increase (Decrease)	27,798	91,977	(4,230)	(21,089)

Net Assets
Beginning of period	664,998	573,021	284,067	305,156
End of period (including undistributed net investment income as set forth below)	$692,796	$664,998	$279,837	$284,067
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,503	$2,322	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	987	511	146,475	169,496
Class 2	6	8	295	1,152
Shares issued in reinvestment of dividends and distributions:
Class 1	1,037	706	–	–
Class 2	25	15	–	–
Shares redeemed:
Class 1	(1,836)	(2,152)	(150,680)	(190,291)
Class 2	(22)	(27)	(320)	(1,446)
Net Increase (Decrease)	197	(939)	(4,230)	(21,089)

See accompanying notes.

35

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal Capital
Amounts in thousands	Appreciation Account		Real Estate Securities Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$378	$1,218	$2,192	$2,725
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	3,036	60,378	6,240	8,889
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	1,130	(29,281)	32,938	(6,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,544	32,315	41,370	5,564

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,007)	(1,955)	(2,395)	(1,785)
Class 2	(188)	(375)	(4)	(3)
From net realized gain on investments:
Class 1	(5,104)	(4,605)	–	–
Class 2	(1,024)	(913)	–	–
Total Dividends and Distributions	(7,323)	(7,848)	(2,399)	(1,788)

Capital Share Transactions
Shares sold:
Class 1	1,823	3,205	21,401	18,585
Class 2	496	369	189	29
Shares issued in reinvestment of dividends and distributions:
Class 1	6,111	6,560	2,395	1,785
Class 2	1,212	1,288	4	3
Shares redeemed:
Class 1	(4,508)	(147,225)	(24,586)	(28,607)
Class 2	(713)	(856)	(53)	(25)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,421	(136,659)	(650)	(8,230)
Total Increase (Decrease)	1,642	(112,192)	38,321	(4,454)

Net Assets
Beginning of period	38,439	150,631	128,872	133,326
End of period (including undistributed net investment income as set forth below)	$40,081	$38,439	$167,193	$128,872
Undistributed (Overdistributed) Net Investment Income (Loss)	$419	$1,236	$2,496	$2,703

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	77	127	1,078	1,050
Class 2	23	15	9	2
Shares issued in reinvestment of dividends and distributions:
Class 1	290	304	119	106
Class 2	58	60	–	–
Shares redeemed:
Class 1	(191)	(5,240)	(1,258)	(1,629)
Class 2	(31)	(35)	(3)	(1)
Net Increase (Decrease)	226	(4,769)	(55)	(472)

See accompanying notes.

36

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$25,489	$25,891	$6,985	$6,763
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	68,022	142,717	11,274	20,295
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(29,299)	(10,811)	(4,698)	(3,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,212	157,797	13,561	23,822

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(23,276)	(21,320)	(6,281)	(5,822)
Class 2	(2,500)	(2,123)	(450)	(402)
From net realized gain on investments:
Class 1	(120,112)	(10,522)	(17,846)	(2,097)
Class 2	(14,177)	(1,166)	(1,393)	(159)
Total Dividends and Distributions	(160,065)	(35,131)	(25,970)	(8,480)

Capital Share Transactions
Shares sold:
Class 1	20,836	32,046	18,269	29,918
Class 2	5,050	5,755	1,589	1,588
Shares issued in acquisition:
Class 1	N/A	57,716	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	143,388	31,842	24,127	7,919
Class 2	16,677	3,289	1,843	561
Shares redeemed:
Class 1	(165,575)	(130,269)	(36,531)	(30,117)
Class 2	(14,302)	(14,094)	(1,923)	(3,045)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,074	(13,715)	7,374	6,824
Total Increase (Decrease)	(89,779)	108,951	(5,035)	22,166

Net Assets
Beginning of period	1,016,539	907,588	228,387	206,221
End of period (including undistributed net investment income as set forth below)	$926,760	$1,016,539	$223,352	$228,387
Undistributed (Overdistributed) Net Investment Income (Loss)	$25,487	$25,774	$6,984	$6,730

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,163	1,831	1,378	2,299
Class 2	290	330	124	123
Shares issued in acquisition:
Class 1	N/A	3,298	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	8,862	1,857	1,943	626
Class 2	1,038	193	150	45
Shares redeemed:
Class 1	(9,257)	(7,407)	(2,767)	(2,310)
Class 2	(812)	(810)	(148)	(237)
Net Increase (Decrease)	1,284	(708)	680	546

See accompanying notes.

37

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Conservative
Amounts in thousands	Growth Portfolio		SAM Flexible Income Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$6,604	$5,062	$8,281	$8,458
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	20,264	42,945	6,566	13,916
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(6,542)	4,251	(1,072)	(4,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,326	52,258	13,775	17,469

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,414)	(2,868)	(7,762)	(7,477)
Class 2	(1,627)	(1,442)	(654)	(646)
From net realized gain on investments:
Class 1	(22,853)	–	(12,001)	(2,823)
Class 2	(12,440)	–	(1,089)	(262)
Total Dividends and Distributions	(40,334)	(4,310)	(21,506)	(11,208)

Capital Share Transactions
Shares sold:
Class 1	26,377	22,524	20,434	29,750
Class 2	7,412	7,193	1,049	1,162
Shares issued in reinvestment of dividends and distributions:
Class 1	26,267	2,868	19,763	10,300
Class 2	14,067	1,442	1,743	908
Shares redeemed:
Class 1	(21,167)	(19,592)	(32,361)	(46,857)
Class 2	(10,589)	(11,373)	(1,788)	(2,783)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	42,367	3,062	8,840	(7,520)
Total Increase (Decrease)	22,359	51,010	1,109	(1,259)

Net Assets
Beginning of period	278,863	227,853	234,036	235,295
End of period (including undistributed net investment income as set forth below)	$301,222	$278,863	$235,145	$234,036
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,603	$5,040	$8,281	$8,416

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,338	1,187	1,498	2,175
Class 2	378	389	78	86
Shares issued in reinvestment of dividends and distributions:
Class 1	1,416	153	1,509	785
Class 2	766	78	134	70
Shares redeemed:
Class 1	(1,050)	(1,034)	(2,366)	(3,435)
Class 2	(533)	(608)	(129)	(207)
Net Increase (Decrease)	2,315	165	724	(526)

See accompanying notes.

38

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	SAM Strategic Growth Portfolio		Short-Term Income Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$5,217	$3,249	$4,463	$4,300
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	19,399	38,449	1,551	1,840
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(6,413)	2,822	(2,109)	(3,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,203	44,520	3,905	3,133

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,996)	(1,459)	(4,262)	(4,939)
Class 2	(1,242)	(910)	(12)	(20)
From net realized gain on investments:
Class 1	(21,163)	–	–	–
Class 2	(15,284)	–	–	–
Total Dividends and Distributions	(39,685)	(2,369)	(4,274)	(4,959)

Capital Share Transactions
Shares sold:
Class 1	21,352	18,055	53,517	47,868
Class 2	7,817	5,492	96	8
Shares issued in reinvestment of dividends and distributions:
Class 1	23,159	1,459	4,262	4,939
Class 2	16,526	910	12	20
Shares redeemed:
Class 1	(14,336)	(12,818)	(46,298)	(56,859)
Class 2	(6,465)	(8,856)	(32)	(447)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	48,053	4,242	11,557	(4,471)
Total Increase (Decrease)	26,571	46,393	11,188	(6,297)

Net Assets
Beginning of period	208,738	162,345	257,399	263,696
End of period (including undistributed net investment income as set forth below)	$235,309	$208,738	$268,587	$257,399
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,216	$3,237	$4,456	$4,267

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	959	854	20,614	18,356
Class 2	354	262	38	3
Shares issued in reinvestment of dividends and distributions:
Class 1	1,140	69	1,652	1,922
Class 2	820	43	4	7
Shares redeemed:
Class 1	(626)	(603)	(17,795)	(21,829)
Class 2	(289)	(423)	(12)	(174)
Net Increase (Decrease)	2,358	202	4,501	(1,715)

See accompanying notes.

39

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013
Operations
Net investment income (loss)	$(268)	$(405)	$583	$836
Net realized gain (loss) on investments, foreign currencies, futures, and short sales	9,357	11,128	14,360	22,497
Change in unrealized appreciation/depreciation of investments, futures, short sales,
and translation of assets and liabilities in foreign currencies	(5,056)	12,488	(7,518)	13,806
Net Increase (Decrease) in Net Assets Resulting from Operations	4,033	23,211	7,425	37,139

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(816)	(1,179)
Class 2	–	–	(1)	(1)
From net realized gain on investments:
Class 1	–	–	(11,546)	–
Class 2	–	–	(14)	–
Total Dividends and Distributions	–	–	(12,377)	(1,180)

Capital Share Transactions
Shares sold:
Class 1	3,922	5,584	6,284	4,702
Class 2	140	75	71	7
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	12,362	1,179
Class 2	–	–	15	1
Shares redeemed:
Class 1	(12,013)	(11,252)	(24,810)	(25,874)
Class 2	(471)	(323)	(24)	(14)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,422)	(5,916)	(6,102)	(19,999)
Total Increase (Decrease)	(4,389)	17,295	(11,054)	15,960

Net Assets
Beginning of period	69,383	52,088	117,304	101,344
End of period (including undistributed net investment income as set forth below)	$64,994	$69,383	$106,250	$117,304
Undistributed (Overdistributed) Net Investment Income (Loss)	$(9)	$–	$766	$943

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	216	349	308	257
Class 2	8	5	4	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	640	62
Class 2	–	–	1	–
Shares redeemed:
Class 1	(664)	(735)	(1,188)	(1,369)
Class 2	(26)	(21)	(1)	(1)
Net Increase (Decrease)	(466)	(402)	(236)	(1,051)

See accompanying notes.

40

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective April 26, 2013, SAM Balanced Portfolio acquired all the assets and assumed all the liabilities of Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,335,000 shares from Asset Allocation Account for 3,298,000 shares valued at $57,716,000 of SAM Balanced Portfolio at an approximate exchange rate of .6182 for Class 1 shares. Cash was the primary asset acquired by SAM Balanced Portfolio on April 26, 2013. For financial reporting purposes, assets received and shares issued by SAM Balanced Portfolio were recorded at fair value. The aggregate net assets of Asset Allocation Account and SAM Balanced Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $57,716,000 and $938,724,000, respectively. The aggregate net assets of SAM Balanced Portfolio immediately following the acquisition were $996,440,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal year for SAM Balanced Portfolio, SAM Balanced Portfolio’s pro forma results of operations for the year ended December 31, 2013, would have been $26,211,000 of net investment income, $134,816,000 of net realized and unrealized gain on investments, and $161,027,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asset Allocation Account that have been included in SAM Balanced Portfolio’s statement of operations since April 26, 2013.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

41

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account

Euro	16.2%
Japanese Yen	16.1
British Pound	15.2
Canadian Dollar	12.3
Swiss Franc	7.1

42

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2014, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

43

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

2. Significant Accounting Policies (Continued)

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At December 31, 2014, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $94,000 relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended December 31, 2014, Diversified International Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended December 31, 2014, Diversified International Account, MidCap Account, and Short-Term Income Account each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Acconts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

44

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each account’s statement of operations. As of December 31, 2014, the Accounts had securities on loan as follows (in thousands):

	Market Value	Collateral Value
SmallCap Growth Account II	$7,157	$7,386
SmallCap Value Account I	3,462	3,579

46

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of December 31, 2014, the Accounts had no unfunded loan commitments outstanding.

Short Sales. LargeCap Blend Account II entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

47

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

3. Operating Policies (Continued)

Underlying Funds. The performance and risks of each Principal LifeTime Account, SAM Portfolio, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of December 31, 2014, the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Account	Outstanding Shares Owned	Account	Outstanding Shares Owned
Diversified International Account	31.24%	Income Account	95.95%
Equity Income Account	36.42	MidCap Account	12.15
Government & High Quality Bond Account	41.03	Short-Term Income Account	38.31

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the

U.	S. Government.

48

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives December 31, 2014		Liability Derivatives December 31, 2014
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$52	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 61* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 72* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$640	$(164)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$230	$(64)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$483	$(332)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the year ended December 31, 2014.

49

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

50

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

4. Fair Value (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 2 to Level 1 as of December 31, 2014 due to the resumption of trading for previous thinly traded securities:

Diversified International Account $ 1,547,470

The following is a summary of the inputs used as of December 31, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials		$1,619	$13,446	$—	$15,065
Communications		4,691	40,857	—	45,548
Consumer, Cyclical		13,622	43,848	—	57,470
Consumer, Non-cyclical		9,608	71,233	—	80,841
Energy		6,711	17,244	—	23,955
Financial		24,624	87,671	—	112,295
Industrial		9,445	43,525	—	52,970
Technology		—	24,402	—	24,402
Utilities		1,277	13,235	—	14,512
Investment Companies		826	—	—	826
Preferred Stocks		1,719	—	—	1,719
	Total investments in securities $	74,142	$355,461	$—	$429,603

Equity Income Account
Common Stocks*		$610,198	$—	$—	$610,198
Investment Companies		14,042	—	—	14,042
	Total investments in securities $	624,240	$—	$—	$624,240

Government & High Quality Bond Account
Bonds		$—	$96,689	$—	$96,689
Investment Companies		9,998	—	—	9,998
U.S. Government & Government Agency Obligations		—	211,726	—	211,726
	Total investments in securities $	9,998	$308,415	$—	$318,413

51

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Income Account
Bonds		$—	$172,689	$2,076	$174,765
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,579	—	3,579
Investment Companies		10,265	—	—	10,265
Senior Floating Rate Interests		—	1,775	—	1,775
U.S. Government & Government Agency Obligations		—	85,956	—	85,956
	Total investments in securities $	10,265	$263,999	$2,076	$276,340

LargeCap Blend Account II
Common Stocks*		$140,433	$—	$—	$140,433
Investment Companies		6,081	—	—	6,081
	Total investments in securities $	146,514	$—	$—	$146,514
Liabilities
Equity Contracts**
Futures		$(52)	$—	$—	$(52)

LargeCap Growth Account
Common Stocks*		$121,077	$—	$—	$121,077
Investment Companies		2,760	—	—	2,760
	Total investments in securities $	123,837	$—	$—	$123,837

MidCap Account
Common Stocks*		$694,048	$—	$—	$694,048
Investment Companies		155	—	—	155
	Total investments in securities $	694,203	$—	$—	$694,203

Money Market Account
Bonds		$—	$23,015	$—	$23,015
Certificate of Deposit		—	5,600	—	5,600
Commercial Paper		—	195,714	—	195,714
Investment Companies		18,780	—	—	18,780
Municipal Bonds		—	20,030	—	20,030
Repurchase Agreements		—	12,000	—	12,000
	Total investments in securities $	18,780	$256,359	$—	$275,139

Principal Capital Appreciation Account
Common Stocks*		$39,414	$—	$—	$39,414
Investment Companies		882	—	—	882
	Total investments in securities $	40,296	$—	$—	$40,296

Real Estate Securities Account
Common Stocks*		$165,745	$—	$—	$165,745
Investment Companies		948	—	—	948
	Total investments in securities $	166,693	$—	$—	$166,693

SAM Balanced Portfolio
Investment Companies		$926,966	$—	$—	$926,966
	Total investments in securities $	926,966	$—	$—	$926,966

52

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SAM Conservative Balanced Portfolio
Investment Companies		$223,402	$—	$—	$223,402
	Total investments in securities $	223,402	$—	$—	$223,402

SAM Conservative Growth Portfolio
Investment Companies		$301,305	$—	$—	$301,305
	Total investments in securities $	301,305	$—	$—	$301,305

SAM Flexible Income Portfolio
Investment Companies		$235,198	$—	$—	$235,198
	Total investments in securities $	235,198	$—	$—	$235,198

SAM Strategic Growth Portfolio
Investment Companies		$235,377	$—	$—	$235,377
	Total investments in securities $	235,377	$—	$—	$235,377

Short-Term Income Account
Bonds		$—	$249,279	$2,909	$252,188
Investment Companies		8,838	—	—	8,838
U.S. Government & Government Agency Obligations		—	4,570	—	4,570
	Total investments in securities $	8,838	$253,849	$2,909	$265,596

SmallCap Growth Account II
Common Stocks
Basic Materials		$1,225	$—	$—	$1,225
Communications		3,289	1	—	3,290
Consumer, Cyclical		12,250	—	—	12,250
Consumer, Non-cyclical		17,376	1	—	17,377
Diversified		964	—	—	964
Energy		1,608	—	—	1,608
Financial		8,925	—	—	8,925
Industrial		7,361	—	—	7,361
Technology		9,964	—	—	9,964
Utilities		10	—	—	10
Investment Companies		9,490	—	—	9,490
	Total investments in securities $	72,462	$2	$—	$72,464
Assets
Equity Contracts**
Futures		$61	$—	$—	$61

53

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Account I
Common Stocks
Basic Materials		$2,978	$—	$—	$2,978
Communications		4,982	3	—	4,985
Consumer, Cyclical		12,247	—	—	12,247
Consumer, Non-cyclical		13,656	—	—	13,656
Diversified		42	—	—	42
Energy		3,998	—	—	3,998
Financial		38,255	—	—	38,255
Government		103	—	—	103
Industrial		10,911	—	—	10,911
Technology		6,374	—	—	6,374
Utilities		6,674	—	—	6,674
Investment Companies		6,745	—	—	6,745
	Total investments in securities $	106,965	$3	$—	$106,968
Assets
Equity Contracts**
Futures		$72	$—	$—	$72

*For additional detail regarding sector classifications, please see the Schedules of Investments. **Futures are valued at the unrealized appreciation (depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value
		at
	Asset	December		Unobservable
Account	Type	31, 2014	Valuation Technique	input	Input Value

Short-Term Income Account	Bonds	$700	Indicative Market Quotations	Broker Quote	$100.00
	Bonds	2,209	Third Party Vendor	Broker Quote	99.94 – 100.39
		$2,909

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums								Net Change in Unrealized
	Value	Realized	and Change		Proceeds	Transfers		Transfers		Value	Appreciation/(Depreciation)
	December	Gain/	in Unrealized		from	into Level		Out of		December	on Investments Held at
Account	31, 2013	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**		31, 2014	December 31, 2014
Short-Term Income Account
Bonds	$853	$ —	$4	$3,100	$(195)	$—		$(853	) $	2,909	$4
	$853	$ —	$4	$3,100	$(195)	$—		$(853	) $	2,909	$4

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted, 2. Securities that have certain restrictions on trading, 3. Instances in which a security is not priced by pricing services **Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes, 2. Securities where trading restrictions have expired, 3. Instances in which a price becomes available from a pricing service

At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

54

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Equity Income Account	.60%	.55%	.50%	.45%	.40%
MidCap Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
LargeCap Blend Account II	.75	.70	.65	.60	.55

	Net Assets of Account (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

Net Assets of Accounts (in billions)

	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2015. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
SmallCap Growth Account II	.100
SmallCap Value Account I	.020

55

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2014 through December 31, 2014
	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2015

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2015.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At December 31, 2014, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Diversified International Account	20,704	2
Equity Income Account	13,315	4
Government & High Quality Bond Account	17,233	2
LargeCap Blend Account II	12,316	–
LargeCap Growth Account	4,548	–
MidCap Account	9,585	–
Money Market Account	276,364	217
Principal Capital Appreciation Account	829	9
Real Estate Securities Account	7,440	8
SAM Balanced Portfolio	46,024	39
SAM Conservative Balanced Portfolio	15,996	44
SAM Conservative Growth Portfolio	8,258	23
SAM Flexible Income Portfolio	15,378	32
SAM Strategic Growth Portfolio	5,921	30
Short-Term Income Account	63,001	36
SmallCap Growth Account II	2,927	–
SmallCap Value Account I	5,142	1

56

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

6. Investment Transactions

For the year ended December 31, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified International Account	$298,077	$347,274
Equity Income Account	74,195	170,351
Government & High Quality Bond Account	52,984	93,945
Income Account	29,344	44,847
LargeCap Blend Account II	50,443	81,681
LargeCap Growth Account	83,904	74,033
MidCap Account	140,938	186,674
Principal Capital Appreciation Account	3,261	5,638
Real Estate Securities Account	23,738	23,126
SAM Balanced Portfolio	159,769	269,641
SAM Conservative Balanced Portfolio	48,064	56,038
SAM Conservative Growth Portfolio	72,951	55,897
SAM Flexible Income Portfolio	44,082	46,127
SAM Strategic Growth Portfolio	68,432	45,003
Short-Term Income Account	144,449	130,804
SmallCap Growth Account II	40,556	48,562
SmallCap Value Account I	48,700	65,241

In addition LargeCap Blend Account II had $14,000 of securities sold short.

For the year ended December 31, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$11,493	$37,030
Income Account	16,348	24
Short-Term Income Account	4,973	4,013

57

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2014

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2014 and December 31, 2013 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain*
	2014	2013		2014	2013
Diversified International Account	$10,568	$12,310	$	— $	—
Equity Income Account	15,602	19,769		—	—
Government & High Quality Bond Account	12,602	15,657		—	—
Income Account	12,657	14,212		—	—
LargeCap Blend Account II	1,887	2,277		—	—
LargeCap Growth Account	666	1,405		—	—
MidCap Account	3,262	11,269		57,283	26,808
Principal Capital Appreciation Account	2,271	2,395		5,052	5,453
Real Estate Securities Account	2,399	1,788		—	—
SAM Balanced Portfolio	29,328	23,899		130,737	11,232
SAM Conservative Balanced Portfolio	7,045	6,382		18,925	2,098
SAM Conservative Growth Portfolio	5,041	4,310		35,293	—
SAM Flexible Income Portfolio	9,416	8,245		12,090	2,963
SAM Strategic Growth Portfolio	4,097	2,369		35,588	—
Short-Term Income Account	4,274	4,959		—	—
SmallCap Value Account I	817	1,180		11,560	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

58

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2014

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2014, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

						Total
	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Diversified International Account	$7,418	$—	$(110,806)	$56,076	$—	$(47,312)
Equity Income Account	15,921	—	(5,257)	245,356	—	256,020
Government & High Quality Bond Account	9,985	404	(22,657)	3,618	(69)	(8,719)
Income Account	11,813	—	(3,382)	14,389	(238)	22,582
LargeCap Blend Account II	1,551	11,445	—	32,559	—	45,555
LargeCap Growth Account	172	—	(17,319)	26,684	—	9,537
MidCap Account	4,110	70,879	—	263,243	—	338,232
Money Market Account	—	—	(10)	—	—	(10)
Principal Capital Appreciation Account	492	2,910	—	22,080	—	25,482
Real Estate Securities Account	2,494	4,828	—	54,690	—	62,012
SAM Balanced Portfolio	26,866	64,634	—	120,603	—	212,103
SAM Conservative Balanced Portfolio	7,192	10,037	—	19,834	—	37,063
SAM Conservative Growth Portfolio	6,857	19,168	—	35,098	—	61,123
SAM Flexible Income Portfolio	8,696	5,224	—	20,145	—	34,065
SAM Strategic Growth Portfolio	5,458	17,640	—	22,692	—	45,790
Short-Term Income Account	4,456	—	(16,745)	567	(48)	(11,770)
SmallCap Growth Account II	—	—	(4,671)	14,806	—	10,135
SmallCap Value Account I	2,997	11,386	—	20,834	—	35,217

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2014, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
	2016	2017	2018	Total
Diversified International Account	$11,343	$99,463	$—	$110,806
Equity Income Account	—	5,257	—	5,257
Government & High Quality Bond Account	18,770	3,887	—	22,657
Income Account	—	1,798	1,584	3,382
LargeCap Growth Account	—	17,319	—	17,319
Money Market Account	6	4	—	10
Short-Term Income Account	8,447	8,298	—	16,745
SmallCap Growth Account II	—	4,670	—	4,670

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

59

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

7. Federal Tax Information (Continued)

As of December 31, 2014, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Diversified International Account	$30,520
Equity Income Account	48,994
Government & High Quality Bond Account	756
Income Account	1,382
LargeCap Blend Account II	8,701
LargeCap Growth Account	9,406
Real Estate Securities Account	786
Short-Term Income Account	1,530
SmallCap Growth Account II	9,339

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2014, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2014, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified International Account	$1,047	$(1,047)	$—
Equity Income Account	(2,048)	2,049	(1)
Government & High Quality Bond Account	1,198	(1,198)	—
Income Account	647	(647)	—
LargeCap Blend Account II	(30)	30	—
MidCap Account	1,600	(1,599)	(1)
Principal Capital Appreciation Account	—	(113)	113
SmallCap Growth Account II	259	3	(262)
SmallCap Value Account I	57	(57)	—

60

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

December 31, 2014

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At December 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Diversified International Account	$77,456	$(21,194)	$56,262	$373,341
Equity Income Account	254,479	(9,123)	245,356	378,884
Government & High Quality Bond Account	7,999	(4,381)	3,618	314,795
Income Account	16,978	(2,589)	14,389	261,951
LargeCap Blend Account II	34,459	(1,900)	32,559	113,955
LargeCap Growth Account	28,302	(1,618)	26,684	97,153
MidCap Account	265,993	(2,750)	263,243	430,960
Money Market Account	—	—	—	275,139
Principal Capital Appreciation Account	22,213	(133)	22,080	18,216
Real Estate Securities Account	54,925	(235)	54,690	112,003
SAM Balanced Portfolio	125,047	(4,444)	120,603	806,363
SAM Conservative Balanced Portfolio	20,937	(1,103)	19,834	203,568
SAM Conservative Growth Portfolio	37,410	(2,312)	35,098	266,207
SAM Flexible Income Portfolio	21,216	(1,071)	20,145	215,053
SAM Strategic Growth Portfolio	25,735	(3,043)	22,692	212,685
Short-Term Income Account	2,196	(1,629)	567	265,029
SmallCap Growth Account II	17,081	(2,275)	14,806	57,658
SmallCap Value Account I	25,049	(4,215)	20,834	86,134

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. Other than matters noted below, there were no other items requiring adjustment of the financial statements or additional disclosure.

Effective April 2015, Principal Capital Appreciation Account will acquire all the assets of LargeCap Blend Account II subject to the liabilities of such Account, in exchange for a number of shares equal to the pro rata net assets of Principal Capital Appreciation Account. Also in April 2015, SmallCap Blend Account will acquire all the assets of SmallCap Value Account I and SmallCap Growth Account II subject to the liabilities of such Accounts, in exchange for a number of shares equal to the pro rata net assets of SmallCap Blend Account.

61

Schedule of Investments
Diversified International Account
December 31, 2014

COMMON STOCKS - 99.21%	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.31%				Commercial Services - 1.86%
WPP PLC	64,253	$1,336		Ashtead Group PLC	89,002	$1,581
				Cielo SA	63,100	989
				G8 Education Ltd	198,159	669
Aerospace & Defense - 0.79%				Kroton Educacional SA	416,400	2,428
Safran SA	33,625	2,075		Stantec Inc	40,802	1,121
Thales SA	24,160	1,307		TAL Education Group ADR(a)	43,346	1,218
		$3,382				$8,006

Agriculture - 1.83%				Computers - 0.68%
British American Tobacco PLC	60,039	3,254		Ingenico	18,455	1,944
Japan Tobacco Inc	119,900	3,300		TDK Corp	17,000	1,001
KT&G Corp	19,144	1,329				$2,945
		$7,883
				Distribution & Wholesale - 0.35%
Airlines - 1.17%				Hitachi High-Technologies Corp	52,200	1,500
easyJet PLC	90,646	2,346
Ryanair Holdings PLC ADR(a)	37,601	2,680
		$5,026		Diversified Financial Services - 2.29%
				Macquarie Group Ltd	62,550	2,950
Automobile Manufacturers - 2.46%				Mega Financial Holding Co Ltd	2,003,663	1,546
Fuji Heavy Industries Ltd	83,900	2,969		ORIX Corp	256,180	3,223
Maruti Suzuki India Ltd (b)	8,229	443		Paragon Group of Cos PLC/The	145,880	942
Toyota Motor Corp	115,000	7,166		Shinhan Financial Group Co Ltd	29,766	1,196
		$10,578				$9,857

Automobile Parts & Equipment - 1.96%				Electric - 2.56%
Bridgestone Corp	67,200	2,331		Enel SpA	556,907	2,482
Continental AG	11,444	2,414		Iberdrola SA	453,576	3,058
Georg Fischer AG (a)	1,301	821		Korea Electric Power Corp	55,280	2,130
Valeo SA	23,182	2,884		Tenaga Nasional BHD	853,300	3,361
		$8,450				$11,031

Banks - 12.47%				Electrical Components & Equipment - 0.46%
Axis Bank Ltd (b)	268,082	2,159		Delta Electronics Inc	177,000	1,046
Bangkok Bank PCL	169,100	1,005		Mabuchi Motor Co Ltd	23,600	937
Bank of China Ltd	3,336,548	1,873				$1,983
Bank of Montreal	43,000	3,042
Commonwealth Bank of Australia	52,099	3,620		Electronics - 2.56%
Danske Bank A/S	68,916	1,863		Hon Hai Precision Industry Co Ltd	826,044	2,281
DBS Group Holdings Ltd	123,000	1,904		Hoya Corp	75,000	2,537
DNB ASA	230,218	3,396		Japan Aviation Electronics Industry Ltd	40,600	887
ICICI Bank Ltd ADR	264,815	3,059		Merry Electronics Co Ltd	211,050	737
Malayan Banking Bhd	618,600	1,620		Minebea Co Ltd	77,082	1,138
Mitsubishi UFJ Financial Group Inc	568,700	3,124		Omron Corp	77,000	3,445
Natixis SA	450,724	2,974				$11,025
Nordea Bank AB	290,738	3,365		Engineering & Construction - 1.82%
Royal Bank of Canada	55,950	3,864		Acciona SA (a)	12,023	811
Skandinaviska Enskilda Banken AB	286,064	3,633		ACS Actividades de Construccion y Servicios	65,460	2,282
Sumitomo Mitsui Financial Group Inc	108,400	3,919		SA
Svenska Handelsbanken AB	63,830	2,986		Promotora y Operadora de Infraestructura	75,600	909
Swedbank AB	100,101	2,484		SAB de CV (a)
Toronto-Dominion Bank/The	79,142	3,781		Skanska AB	68,473	1,470
		$53,671		Vinci SA	43,107	2,354
Beverages - 2.11%						$7,826
Ambev SA ADR	210,922	1,312
Anheuser-Busch InBev NV	47,733	5,372		Entertainment - 0.24%
Asahi Group Holdings Ltd	52,600	1,627		OPAP SA	95,124	1,019
Britvic PLC	73,908	773
		$9,084	Food	- 2.57%
				Aryzta AG (a)	22,918	1,761
Biotechnology - 0.40%				Associated British Foods PLC	39,948	1,953
CSL Ltd	24,792	1,741		Greencore Group PLC	247,972	1,102
				Gruma SAB de CV	117,300	1,251
Building Materials - 0.45%				Nestle SA	50,973	3,716
CSR Ltd	316,353	1,000		Saputo Inc	42,900	1,289
Kingspan Group PLC	56,197	948				$11,072
		$1,948		Forest Products & Paper - 0.71%
Chemicals - 1.69%				Mondi PLC	80,522	1,308
Givaudan SA (a)	1,377	2,470		Stora Enso OYJ	195,677	1,750
Lonza Group AG (a)	7,192	810				$3,058
Potash Corp of Saskatchewan Inc	45,800	1,619
Yara International ASA	53,099	2,365	Gas	- 0.81%
				Gas Natural SDG SA	87,744	2,204
		$7,264		Keyera Corp	18,300	1,277
						$3,481
See accompanying notes.				62

Schedule of Investments
Diversified International Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Hand & Machine Tools - 0.31%			Oil & Gas - 5.57%
Fuji Electric Co Ltd	337,000	$1,344	Canadian Natural Resources Ltd	119,400	$3,692
			Eni SpA	65,271	1,143
			Parex Resources Inc (a)	77,600	506
Healthcare - Products - 1.15%			PetroChina Co Ltd	2,006,000	2,227
Coloplast A/S	49,218	4,119	Royal Dutch Shell PLC - A Shares	70,667	2,359
Sonova Holding AG	5,763	846	Royal Dutch Shell PLC - B Shares	122,575	4,235
		$4,965	Sasol Ltd	60,640	2,263
Healthcare - Services - 0.32%			SK Holdings Co Ltd	5,664	841
Ramsay Health Care Ltd	29,743	1,379	Statoil ASA	84,972	1,496
			Suncor Energy Inc	79,126	2,513
			Total SA	52,311	2,680
Home Builders - 1.90%					$23,955
Barratt Developments PLC	347,430	2,528
Persimmon PLC (a)	106,950	2,612	Pharmaceuticals - 8.53%
Taylor Wimpey PLC	1,421,496	3,033	Actelion Ltd (a)	13,603	1,566
		$8,173	Bayer AG	39,186	5,341
			BTG PLC (a)	117,747	1,453
Home Furnishings - 0.65%			Novartis AG	92,685	8,596
Howden Joinery Group PLC	166,609	1,039	Novo Nordisk A/S	125,957	5,328
Steinhoff International Holdings Ltd	344,619	1,763	Orion Oyj	25,395	790
		$2,802	Roche Holding AG	32,207	8,726
Insurance - 5.52%			Shire PLC	69,264	4,911
BB Seguridade Participacoes SA	115,000	1,391			$36,711
Direct Line Insurance Group PLC	522,088	2,362	Private Equity - 0.20%
Hannover Rueck SE	40,918	3,691	3i Group PLC	125,597	876
Legal & General Group PLC	686,124	2,649
Manulife Financial Corp	98,400	1,879
Porto Seguro SA	53,889	616	Real Estate - 4.16%
Prudential PLC	152,171	3,518	Brookfield Asset Management Inc	126,142	6,321
Sampo Oyj	85,632	4,009	Cheung Kong Holdings Ltd	254,000	4,254
Sanlam Ltd	241,258	1,452	Deutsche Wohnen AG	39,787	938
Tokio Marine Holdings Inc	67,900	2,205	Lend Lease Group	127,196	1,694
		$23,772	Mitsui Fudosan Co Ltd	70,000	1,877
			Sun Hung Kai Properties Ltd	133,000	2,015
Internet - 0.84%			Wheelock & Co Ltd	177,000	822
Tencent Holdings Ltd	160,823	2,327			$17,921
Vipshop Holdings Ltd ADR(a)	65,420	1,278
		$3,605	REITS - 0.71%
			Mirvac Group	1,000,427	1,447
Investment Companies - 0.73%			RioCan Real Estate Investment Trust	29,482	671
Investor AB	86,854	3,158	Segro PLC	160,978	922
					$3,040

Iron & Steel - 0.19%			Retail - 4.63%
APERAM SA (a)	27,882	818
			Alimentation Couche-Tard Inc	152,252	6,381
			Dollarama Inc	89,200	4,561
Machinery - Construction & Mining - 1.35%			E-Mart Co Ltd	3,137	581
Hitachi Ltd	298,261	2,201	Jumbo SA	54,596	555
Mitsubishi Electric Corp	304,000	3,611	Next PLC	21,248	2,253
		$5,812	Pandora A/S	44,498	3,607
			Poundland Group PLC (a)	186,795	952
Machinery - Diversified - 0.23%			Travis Perkins PLC	35,863	1,032
Sumitomo Heavy Industries Ltd	184,000	990			$19,922

			Semiconductors - 3.09%
Media - 1.84%			ams AG	37,680	1,362
Grupo Televisa SAB ADR(a)	49,117	1,673
			ARM Holdings PLC	158,191	2,430
ITV PLC	1,345,700	4,489	Dialog Semiconductor PLC (a)	44,010	1,537
Shaw Communications Inc	64,500	1,740	MediaTek Inc	98,000	1,425
		$7,902	SK Hynix Inc	62,826	2,685
Mining - 0.91%			Taiwan Semiconductor Manufacturing Co Ltd	877,140	3,864
BHP Billiton Ltd	96,732	2,287			$13,303
BHP Billiton PLC	76,454	1,638	Shipbuilding - 0.18%
		$3,925	Mitsui Engineering & Shipbuilding Co Ltd	449,000	789
Miscellaneous Manufacturing - 1.19%
FUJIFILM Holdings Corp	67,800	2,069	Software - 1.35%
IMI PLC	63,355	1,239	HCL Technologies Ltd	110,378	2,788
Largan Precision Co Ltd	24,000	1,797	Tech Mahindra Ltd	35,294	1,447
		$5,105	UBISOFT Entertainment (a)	86,477	1,576
Office & Business Equipment - 0.54%					$5,811
Seiko Epson Corp	56,000	2,343	Telecommunications - 7.60%
			Belgacom SA	71,581	2,597

See accompanying notes.

63

See accompanying notes.

64

Schedule of Investments
Diversified International Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary	(unaudited)
				Country		Percent
Telecommunications (continued)				Japan		16.13%
Bezeq The Israeli Telecommunication Corp	251,865	$447		Canada		12.30%
Ltd
BT Group PLC	658,006	4,093		United Kingdom		11.52%
				Switzerland		6.80%
China Telecom Corp Ltd	3,064,000	1,777		France		4.83%
Deutsche Telekom AG	163,786	2,621
Hellenic Telecommunications Organization	87,811	960		Australia		4.27%
				Germany		4.25%
SA (a)				Denmark		4.25%
KDDI Corp	76,800	4,825
Nippon Telegraph & Telephone Corp	77,900	3,979		Sweden		3.96%
				Taiwan, Province Of China		2.95%
NTT DOCOMO Inc	46,600	679		Korea, Republic Of		2.57%
Orange SA	175,154	2,979
SK Telecom Co Ltd	9,426	2,305		China		2.49%
				India		2.29%
SoftBank Corp	57,100	3,399		Ireland		2.24%
TDC A/S	114,003	869
Telekom Malaysia Bhd	598,300	1,175		Brazil		1.95%
				Spain		1.94%
		$32,705		Belgium		1.85%
Transportation - 2.97%				Norway		1.69%
AP Moeller - Maersk A/S - B shares	1,254	2,494		Hong Kong		1.65%
Canadian National Railway Co	77,276	5,322		South Africa		1.58%
Canadian Pacific Railway Ltd	16,686	3,214		Netherlands		1.53%
Deutsche Post AG	53,463	1,736		Finland		1.52%
		$12,766		Malaysia		1.43%
TOTAL COMMON STOCKS		$427,058		Mexico		0.89%
INVESTMENT COMPANIES - 0.19%	Shares Held	Value(000	's)	Italy		0.85%
				Greece		0.59%
Publicly Traded Investment Fund - 0.19%				Singapore		0.44%
BlackRock Liquidity Funds FedFund Portfolio	825,878	826		Austria		0.32%
				Thailand		0.23%
TOTAL INVESTMENT COMPANIES		$826		Luxembourg		0.19%
PREFERRED STOCKS - 0.40%	Shares Held	Value(000	's)	United States		0.19%
				Israel		0.11%
Food - 0.40%				Other Assets in Excess of Liabilities, Net		0.20%
Cia Brasileira de Distribuicao	46,300	1,719		TOTAL NET ASSETS		100.00%
TOTAL PREFERRED STOCKS		$1,719
Total Investments		$429,603
Other Assets in Excess of Liabilities, Net - 0.20%		$857
TOTAL NET ASSETS - 100.00%		$430,460

(a) Non-Income Producing Security
(b)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$2,602 or 0.60% of net assets.

See accompanying notes.

65

Schedule of Investments
Equity Income Account
December 31, 2014

COMMON STOCKS - 97.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.32%			Healthcare - Products - 1.88%
Lockheed Martin Corp	37,242	$7,172	Becton Dickinson and Co	30,519	$4,247
Raytheon Co	67,685	7,321	Medtronic Inc	103,646	7,483
		$14,493			$11,730

Apparel - 1.40%			Insurance - 6.03%
VF Corp	116,540	8,729	ACE Ltd	108,390	12,452
			Allstate Corp/The	80,536	5,657
			Chubb Corp/The	41,487	4,293
Automobile Manufacturers - 1.16%			MetLife Inc	244,570	13,229
PACCAR Inc	106,414	7,237	Swiss Re AG ADR	23,994	2,029
					$37,660
Automobile Parts & Equipment - 2.28%
Autoliv Inc	66,325	7,038	Machinery - Diversified - 2.07%
Johnson Controls Inc	149,441	7,224	Deere & Co	146,428	12,955
		$14,262
			Media - 0.53%
Banks - 9.20%			Walt Disney Co/The	35,135	3,309
Australia & New Zealand Banking Group Ltd	66,931	1,740
ADR
Bank of Nova Scotia/The	96,128	5,487	Mining - 0.87%
Grupo Financiero Santander Mexico SAB de	168,780	1,749	BHP Billiton Ltd ADR	115,363	5,459
CV ADR
JP Morgan Chase & Co	212,103	13,273	Miscellaneous Manufacturing - 1.87%
M&T Bank Corp	42,962	5,397	3M Co	21,475	3,529
PNC Financial Services Group Inc/The	120,194	10,965	Parker-Hannifin Corp	63,191	8,148
US Bancorp/MN	194,634	8,749			$11,677
Wells Fargo & Co	184,576	10,119
		$57,479	Oil & Gas - 10.46%
			Chevron Corp	69,746	7,824
Beverages - 0.72%			Cimarex Energy Co	22,300	2,364
Coca-Cola Co/The	106,665	4,503	Crescent Point Energy Corp	286,125	6,627
			Exxon Mobil Corp	95,621	8,840
Chemicals - 1.54%			Marathon Oil Corp	210,063	5,943
Air Products & Chemicals Inc	26,952	3,887	Marathon Petroleum Corp	134,193	12,112
EI du Pont de Nemours & Co	77,246	5,712	Occidental Petroleum Corp	130,764	10,541
		$9,599	Royal Dutch Shell PLC - B shares ADR	142,322	9,900
			Total SA ADR	23,805	1,219
Computers - 3.85%					$65,370
Apple Inc	128,196	14,150
EMC Corp/MA	243,534	7,243	Pharmaceuticals - 13.06%
International Business Machines Corp	16,686	2,677	Abbott Laboratories	207,409	9,338
		$24,070	AbbVie Inc	136,288	8,919
			GlaxoSmithKline PLC ADR	99,493	4,252
Distribution & Wholesale - 0.86%			Johnson & Johnson	63,301	6,619
Genuine Parts Co	50,665	5,399	Merck & Co Inc	225,981	12,834
			Novartis AG ADR	83,212	7,710
Diversified Financial Services - 5.52%			Pfizer Inc	336,502	10,482
BlackRock Inc	32,312	11,554	Roche Holding AG ADR	284,283	9,663
Discover Financial Services	167,803	10,989	Shire PLC ADR	11,726	2,492
FNF Group	346,707	11,944	Teva Pharmaceutical Industries Ltd ADR	161,548	9,291
		$34,487			$81,600

Electric - 3.77%			Pipelines - 3.24%
NextEra Energy Inc	57,938	6,158	Enterprise Products Partners LP	229,314	8,283
Northeast Utilities	106,101	5,678	Kinder Morgan Inc/DE	283,601	11,999
Wisconsin Energy Corp	108,626	5,729			$20,282
Xcel Energy Inc	167,364	6,012	Private Equity - 1.44%
		$23,577	KKR & Co LP	387,502	8,994
Electrical Components & Equipment - 0.39%
Emerson Electric Co	39,114	2,415	REITS - 4.10%
			American Capital Agency Corp	291,950	6,373
Electronics - 1.18%			Annaly Capital Management Inc	630,247	6,813
Garmin Ltd	52,970	2,798	Digital Realty Trust Inc	187,610	12,439
Honeywell International Inc	45,633	4,560			$25,625
		$7,358	Retail - 2.34%
Food - 2.66%			Costco Wholesale Corp	20,413	2,894
Kraft Foods Group Inc	114,038	7,146	Starbucks Corp	67,872	5,569
Kroger Co/The	147,174	9,450	Tiffany & Co	57,890	6,186
		$16,596			$14,649

Gas - 1.08%			Semiconductors - 4.55%
Sempra Energy	60,639	6,753	Applied Materials Inc	328,780	8,193
			Maxim Integrated Products Inc	157,042	5,005

Schedule of Investments
Equity Income Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors (continued)
Microchip Technology Inc	199,365	$8,994
Taiwan Semiconductor Manufacturing Co Ltd	279,009	6,244
ADR
		$28,436

Software - 0.85%
Microsoft Corp	114,929	5,338

Telecommunications - 2.01%
BCE Inc	181,720	8,334
Verizon Communications Inc	90,942	4,254
		$12,588

Toys, Games & Hobbies - 2.25%
Hasbro Inc	187,905	10,333
Mattel Inc	120,539	3,730
		$14,063

Transportation - 2.16%
Norfolk Southern Corp	47,301	5,185
Union Pacific Corp	32,855	3,914
United Parcel Service Inc	39,645	4,407
		$13,506
TOTAL COMMON STOCKS		$610,198
INVESTMENT COMPANIES - 2.25%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.25%
BlackRock Liquidity Funds FedFund Portfolio	14,042,356	14,042

TOTAL INVESTMENT COMPANIES		$14,042
Total Investments		$624,240
Other Assets in Excess of Liabilities, Net - 0.11%		$658
TOTAL NET ASSETS - 100.00%		$624,898

Portfolio Summary	(unaudited)
Sector		Percent
Financial		26.29%
Consumer, Non-cyclical		18.32%
Energy		13.70%
Consumer, Cyclical		10.29%
Industrial		9.99%
Technology		9.25%
Utilities		4.85%
Communications		2.54%
Basic Materials		2.41%
Exchange Traded Funds		2.25%
Other Assets in Excess of Liabilities, Net		0.11%
TOTAL NET ASSETS		100.00%

See accompanying notes.

66

Schedule of Investments
Government & High Quality Bond Account
December 31, 2014

	INVESTMENT COMPANIES - 3.17%	Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 3.17%
	BlackRock Liquidity Funds FedFund Portfolio	9,998,307	$9,998	Mortgage Backed Securities (continued)
				Ginnie Mae (continued)
	TOTAL INVESTMENT COMPANIES		$9,998	2.60%, 09/16/2042(a)	$1,791	$1,857
		Principal		2.75%, 02/16/2055	1,500	1,449
				3.05%, 05/16/2048(a)	999	1,023
BONDS	- 30.65%	Amount (000's) Value (000's)		3.50%, 12/20/2034(a)	8,027	629
	Home Equity Asset Backed Securities - 1.56%			3.50%, 05/20/2039	557	580
	ACE Securities Corp Mortgage Loan Trust			3.50%, 07/16/2045	1,900	1,959
	Series 2007-D1			4.00%, 09/16/2026(a)	4,066	426
	6.34%, 02/25/2038(a),(b)	$3,300	$3,221	4.00%, 04/20/2038(a)	2,923	312
	6.93%, 02/25/2038(b)	1,744	1,715	GS Mortgage Securities Trust 2011-GC5
			$4,936	5.31%, 08/10/2044(a),(b)	900	949
				Jefferies Resecuritization Trust 2010-R4
	Mortgage Backed Securities - 28.85%			5.00%, 10/26/2036(b)	1,382	1,421
	CFCRE Commercial Mortgage Trust 2011-
	C1			JP Morgan Chase Commercial Mortgage
	5.53%, 04/15/2044(a),(b)	1,000	1,122	Securities Trust 2011-C5
				5.32%, 08/15/2046(a),(b)	2,000	2,277
	Citigroup Mortgage Loan Trust 2009-11
	1.51%, 10/25/2035(a),(b)	186	186	JP Morgan Chase Commercial Mortgage
	Citigroup Mortgage Loan Trust 2010-10			Securities Trust 2013-C10
	2.41%, 02/25/2036(a),(b)	1,400	1,365	3.37%, 12/15/2047(a)	1,200	1,219
	Citigroup Mortgage Loan Trust 2010-9			JP Morgan Chase Commercial Mortgage
	4.25%, 01/25/2036(b)	2,166	2,220	Securities Trust 2013-C16
				4.94%, 12/15/2046(a)	1,800	1,999
	Fannie Mae Grantor Trust 2005-T1
	0.52%, 05/25/2035(a)	492	490	JP Morgan Mortgage Trust 2013-1
				3.00%, 03/25/2043(b)	1,953	1,927
	Fannie Mae REMICS
	2.00%, 02/25/2040(a)	1,776	1,736	JPMBB Commercial Mortgage Securities
	2.50%, 11/25/2041	1,344	1,354	Trust 2014-C25
	3.50%, 01/25/2028(a)	6,263	836	4.45%, 11/15/2047(a)	1,000	1,016
	3.50%, 11/25/2042(a)	6,990	1,172	Morgan Stanley Re-REMIC Trust 2010-R1
	4.00%, 11/25/2042(a)	3,562	940	2.58%, 07/26/2035(a),(b)	1,300	1,312
	6.50%, 02/25/2047	225	240	New Residential Mortgage Loan Trust 2014-
	7.00%, 04/25/2032	285	326	1
				5.00%, 01/25/2054(a),(b)	1,953	2,093
	8.70%, 12/25/2019	4	4
				Springleaf Mortgage Loan Trust
	Freddie Mac REMICS			2.31%, 06/25/2058(a),(b)	1,100	1,078
	1.50%, 04/15/2028	2,474	2,426
				Springleaf Mortgage Loan Trust 2013-3
	2.50%, 11/15/2032	1,843	1,821	3.79%, 09/25/2057 (a),(b)	1,000	1,007
	2.50%, 01/15/2043(a)	4,480	715
	2.50%, 02/15/2043	1,764	1,729	Structured Asset Sec Corp Mort Pass Through
	3.00%, 11/15/2030(a)	6,140	635	Certs Series 2004-3
				5.67%, 03/25/2034(a)	772	800
	3.00%, 05/15/2033	2,700	2,686
	3.50%, 04/15/2038(a)	4,424	496	WFRBS Commercial Mortgage Trust 2013-
	3.50%, 08/15/2040(a)	6,270	962	C14
	3.50%, 10/15/2042(a)	3,889	731	4.00%, 06/15/2046(a),(b)	1,000	926
	4.00%, 09/15/2018	4	4	WFRBS Commercial Mortgage Trust 2014-
	4.00%, 05/15/2039	4,200	4,380	C23
				4.38%, 10/15/2057(a)	1,000	1,065
	4.00%, 10/15/2040	3,000	3,153
	4.50%, 05/15/2037(a)	1,237	1,304	WFRBS Commercial Mortgage Trust 2014-
	Freddie Mac Strips			LC14
	1.86%, 10/15/2037(a)	23,213	1,702	4.34%, 03/15/2047(a)	2,450	2,481
	1.91%, 02/15/2038(a)	19,241	1,426			$90,989
	Ginnie Mae			Other Asset Backed Securities - 0.24%
	0.59%, 01/16/2054(a)	22,110	1,179	Chase Funding Trust Series 2004-1
	0.60%, 04/16/2053(a)	13,532	477	0.63%, 12/25/2033(a)	98	91
	0.71%, 04/16/2047(a)	16,520	989	TAL Advantage V LLC
	0.75%, 11/16/2045(a)	27,087	1,620	3.33%, 05/20/2039(a),(b)	674	673
	0.75%, 05/16/2053(a)	13,059	858			$764
	0.80%, 12/16/2053(a)	16,482	1,038
	0.86%, 02/16/2053(a)	24,101	1,661	TOTAL BONDS		$96,689
	0.87%, 03/16/2049(a)	9,305	468	U.S. GOVERNMENT & GOVERNMENT	Principal
	0.88%, 02/16/2053(a)	15,411	1,066	AGENCY OBLIGATIONS - 67.13%	Amount (000's) Value (000's)
	0.88%, 09/16/2055(a)	30,445	1,758	Federal Home Loan Mortgage Corporation (FHLMC) -
	0.91%, 03/16/2052(a)	8,700	685	16.07%
	0.92%, 02/16/2053(a)	22,671	1,747	2.00%, 02/01/2028	$2,101	$2,097
				2.35%, 09/01/2032(a)	28	30
	0.92%, 10/16/2054(a)	15,540	881
	0.96%, 02/16/2046(a)	13,526	917	2.50%, 09/01/2027	779	795
	0.96%, 11/16/2052(a)	18,753	1,403	2.50%, 02/01/2028	1,555	1,586
	0.96%, 04/16/2053(a)	9,059	622	3.00%, 02/01/2027	1,864	1,940
	0.98%, 09/16/2053(a)	14,355	1,010	3.00%, 08/01/2042	1,268	1,282
	0.99%, 02/16/2055(a)	26,140	1,311	3.00%, 10/01/2042	1,615	1,635
	1.02%, 01/16/2053(a)	10,158	840	3.00%, 10/01/2042	878	888
	1.20%, 09/16/2053(a)	13,791	784	3.00%, 10/01/2042	1,672	1,695
	2.25%, 03/16/2046(a)	1,730	1,719	3.00%, 05/01/2043	1,805	1,827
	2.30%, 08/16/2041	1,967	1,990	3.50%, 02/01/2032	2,599	2,735

See accompanying notes.

67

See accompanying notes.

68

Schedule of Investments
Government & High Quality Bond Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
3.50%, 04/01/2042	$737	$768	6.50%, 10/01/2031	$13	$14
3.50%, 04/01/2042	2,914	3,035	6.50%, 10/01/2031	21	24
3.50%, 05/01/2042	1,000	1,044	6.50%, 12/01/2031	39	46
3.50%, 07/01/2042	3,564	3,713	6.50%, 01/01/2032	122	143
3.50%, 09/01/2042	1,661	1,730	6.50%, 02/01/2032	34	40
3.50%, 10/01/2042	1,008	1,052	6.50%, 05/01/2032	83	96
4.00%, 08/01/2026	1,065	1,140	6.50%, 04/01/2035	15	17
4.00%, 12/01/2040	713	766	7.00%, 09/01/2023	14	15
4.00%, 07/01/2042	1,314	1,417	7.00%, 12/01/2023	6	7
4.00%, 01/01/2043	2,113	2,264	7.00%, 01/01/2024	8	9
4.00%, 06/01/2043	2,466	2,648	7.00%, 09/01/2027	9	10
4.50%, 08/01/2033	105	114	7.00%, 01/01/2028	73	82
4.50%, 07/01/2039	1,470	1,609	7.00%, 04/01/2028	40	46
4.50%, 12/01/2040	1,523	1,652	7.00%, 05/01/2028	6	7
4.50%, 05/01/2041	1,463	1,602	7.00%, 08/01/2028	12	12
4.50%, 11/01/2043	1,807	2,000	7.00%, 10/01/2031	22	26
5.00%, 10/01/2025	379	417	7.00%, 10/01/2031	16	19
5.00%, 02/01/2033	471	521	7.00%, 04/01/2032	116	136
5.00%, 06/01/2033	319	355	7.50%, 10/01/2030	19	24
5.00%, 05/01/2035	163	181	7.50%, 02/01/2031	13	14
5.00%, 07/01/2035	36	40	7.50%, 02/01/2031	16	20
5.00%, 07/01/2035	284	314	7.50%, 02/01/2031	8	9
5.00%, 07/01/2035	78	87	8.00%, 10/01/2030	30	35
5.00%, 10/01/2035	130	145	8.00%, 12/01/2030	2	2
5.00%, 01/01/2040	1,143	1,266	8.50%, 07/01/2029	34	37
5.50%, 04/01/2018	57	60			$50,693
5.50%, 03/01/2024	17	20
5.50%, 03/01/2033	314	354	Federal National Mortgage Association (FNMA) - 33.04%
5.50%, 04/01/2038	29	32	2.00%, 10/01/2027	2,005	1,999
5.50%, 05/01/2038	127	143	2.00%, 10/01/2027	796	793
			2.21%, 12/01/2032(a)	50	52
6.00%, 04/01/2017	23	24	2.23%, 07/01/2034(a)	74	77
6.00%, 04/01/2017	29	30	2.25%, 12/01/2033(a)	225	240
6.00%, 05/01/2017	26	27
6.00%, 07/01/2017	17	17	2.50%, 05/01/2027	2,071	2,114
6.00%, 12/01/2023	10	12	2.50%, 06/01/2027	1,972	2,013
6.00%, 05/01/2031	26	30	2.50%, 06/01/2027	2,456	2,508
6.00%, 12/01/2031	34	40	2.50%, 05/01/2028	1,253	1,279
6.00%, 09/01/2032	44	50	3.00%, 05/01/2028	1,661	1,732
6.00%, 11/01/2033	93	105	3.00%, 10/01/2042	2,535	2,571
6.00%, 11/01/2033	99	112	3.00%, 11/01/2042	899	911
6.00%, 05/01/2034	266	302	3.00%, 02/01/2043	1,868	1,894
6.00%, 05/01/2034	466	522	3.00%, 02/01/2043	1,762	1,789
6.00%, 09/01/2034	137	157	3.00%, 04/01/2043	1,619	1,640
6.00%, 02/01/2035	128	147	3.50%, 02/01/2042	1,985	2,082
6.00%, 10/01/2036(a)	141	160	3.50%, 09/01/2042	3,407	3,569
6.00%, 03/01/2037	106	121	3.50%, 11/01/2042	2,394	2,507
6.00%, 01/01/2038	223	254	3.50%, 12/01/2042	2,452	2,568
6.00%, 01/01/2038(a)	83	95	4.00%, 05/01/2025	759	810
6.00%, 04/01/2038	107	121	4.00%, 01/01/2034	1,203	1,295
6.50%, 11/01/2016	14	14	4.00%, 11/01/2040	1,277	1,365
6.50%, 06/01/2017	35	36	4.00%, 12/01/2040	1,067	1,150
6.50%, 06/01/2018	6	7	4.00%, 01/01/2041	2,286	2,444
6.50%, 08/01/2021	6	7	4.00%, 02/01/2041	2,664	2,873
6.50%, 12/01/2021	40	46	4.00%, 02/01/2041	2,093	2,236
6.50%, 04/01/2022	47	53	4.00%, 03/01/2041	2,930	3,130
6.50%, 05/01/2022	31	36	4.00%, 04/01/2041	2,242	2,396
6.50%, 05/01/2023	21	22	4.00%, 11/01/2041	1,170	1,250
6.50%, 04/01/2024	10	11	4.00%, 02/01/2042	1,654	1,784
6.50%, 04/01/2026	6	7	4.00%, 04/01/2042	1,328	1,419
6.50%, 05/01/2026	7	8	4.00%, 08/01/2043	907	981
6.50%, 05/01/2026	4	5	4.00%, 10/01/2043	933	1,001
6.50%, 12/01/2027	7	8	4.00%, 10/01/2043	839	905
6.50%, 01/01/2028	10	11	4.00%, 10/01/2044	3,159	3,414
6.50%, 03/01/2028	6	7	4.50%, 12/01/2019	61	64
6.50%, 09/01/2028	15	17	4.50%, 01/01/2020	238	252
6.50%, 09/01/2028	2	2	4.50%, 08/01/2039	893	984
6.50%, 10/01/2028	42	49	4.50%, 09/01/2039	1,495	1,636
6.50%, 11/01/2028	8	10	4.50%, 01/01/2041	3,078	3,387
6.50%, 12/01/2028	21	24	4.50%, 08/01/2041	1,327	1,474
6.50%, 03/01/2029	8	10	4.50%, 09/01/2041	1,918	2,085
6.50%, 07/01/2031	71	81	4.50%, 09/01/2043	3,306	3,665
6.50%, 08/01/2031	6	7	4.50%, 09/01/2043	1,409	1,563

Schedule of Investments
Government & High Quality Bond Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2043	$1,806	$2,003	6.50%, 06/01/2031	$12	$14
4.50%, 11/01/2043	1,890	2,097	6.50%, 09/01/2031	19	21
4.50%, 09/01/2044	992	1,100	6.50%, 01/01/2032	4	5
5.00%, 01/01/2018	138	145	6.50%, 04/01/2032	76	87
5.00%, 11/01/2018	113	119	6.50%, 08/01/2032	24	28
5.00%, 05/01/2033	2,530	2,842	6.50%, 11/01/2032	35	39
5.00%, 05/01/2034	484	536	6.50%, 11/01/2032	38	40
5.00%, 04/01/2035	196	219	6.50%, 02/01/2033	51	58
5.00%, 04/01/2035	297	333	6.50%, 07/01/2034	152	177
5.00%, 07/01/2035	15	17	6.50%, 12/01/2036	114	130
5.00%, 02/01/2038	721	808	6.50%, 07/01/2037	69	82
5.00%, 03/01/2038	1,038	1,168	6.50%, 07/01/2037	47	56
5.00%, 02/01/2040	2,923	3,297	6.50%, 02/01/2038	51	61
5.00%, 06/01/2040	835	926	7.00%, 01/01/2027	4	4
5.00%, 07/01/2040	977	1,101	7.00%, 11/01/2027	8	9
5.00%, 07/01/2041	1,439	1,600	7.00%, 08/01/2028	34	40
5.00%, 07/01/2041	2,243	2,531	7.00%, 12/01/2028	25	29
5.50%, 08/01/2017	29	31	7.00%, 04/01/2029	8	8
5.50%, 12/01/2017	42	44	7.00%, 10/01/2029	37	44
5.50%, 01/01/2018	71	75	7.00%, 05/01/2031	5	5
5.50%, 07/01/2019	59	63	7.00%, 11/01/2031	105	123
5.50%, 08/01/2019	11	12	7.50%, 04/01/2022	2	2
5.50%, 08/01/2019	13	14	7.50%, 11/01/2029	26	29
5.50%, 08/01/2019	11	12	8.00%, 05/01/2027	32	35
5.50%, 08/01/2019	24	25	8.00%, 09/01/2027	13	13
5.50%, 08/01/2019	92	100	8.00%, 06/01/2030	4	5
5.50%, 08/01/2019	25	27	8.50%, 02/01/2023	1	1
5.50%, 09/01/2019	68	72	8.50%, 10/01/2027	35	36
5.50%, 10/01/2019	27	29	9.00%, 09/01/2030	12	14
5.50%, 05/01/2024	80	90			$104,191
5.50%, 05/01/2033	36	41	Government National Mortgage Association (GNMA) -
5.50%, 06/01/2033	134	151	9.27%
5.50%, 06/01/2033	166	187	3.00%, 04/15/2027	1,319	1,384
5.50%, 09/01/2033	757	860	3.00%, 11/15/2042	1,784	1,827
5.50%, 02/01/2037	18	20	3.00%, 12/15/2042	3,459	3,542
5.50%, 03/01/2038	388	440	3.00%, 02/15/2043	2,631	2,705
5.50%, 03/01/2038	269	307	3.50%, 11/15/2041	2,598	2,733
5.50%, 08/01/2038	226	257	3.50%, 12/20/2041	1,987	2,089
6.00%, 08/01/2016	14	14	3.50%, 01/15/2043	2,060	2,178
6.00%, 12/01/2016	31	32	3.50%, 06/20/2043	1,369	1,450
6.00%, 08/01/2017	47	49	4.00%, 03/20/2040	1,946	2,091
6.00%, 06/01/2022	50	57	4.00%, 08/15/2041	1,891	2,055
6.00%, 03/01/2026	8	9	4.50%, 07/15/2040	1,691	1,861
6.00%, 11/01/2028	24	27	5.00%, 09/15/2033	12	14
6.00%, 08/01/2031	86	97	5.00%, 02/15/2034	713	793
6.00%, 12/01/2031	22	25	5.00%, 09/15/2039	114	126
6.00%, 01/01/2033	139	159	5.50%, 07/20/2033	323	364
6.00%, 02/01/2034	55	62	5.50%, 11/15/2033	68	77
6.00%, 05/01/2037	396	443	5.50%, 03/20/2034	339	383
6.00%, 07/01/2037	394	448	5.50%, 05/20/2035	308	347
6.00%, 11/01/2037	71	81	5.50%, 11/15/2038	408	461
6.00%, 12/01/2037	21	23	5.50%, 01/15/2039	551	622
6.00%, 03/01/2038	153	177	5.50%, 01/15/2039	132	148
6.00%, 08/01/2038	908	1,044	5.50%, 03/15/2039	375	419
6.00%, 10/01/2038	267	303	6.00%, 06/20/2024	61	68
6.50%, 06/01/2016	10	10	6.00%, 06/20/2024	26	29
6.50%, 08/01/2017	27	28	6.00%, 02/20/2026	6	7
6.50%, 11/01/2023	73	83	6.00%, 04/20/2026	11	13
6.50%, 05/01/2024	29	33	6.00%, 05/20/2026	6	7
6.50%, 09/01/2024	31	35	6.00%, 06/20/2026	7	8
6.50%, 07/01/2025	14	16	6.00%, 06/20/2026	12	13
6.50%, 08/01/2025	37	40	6.00%, 07/20/2026	6	6
6.50%, 02/01/2026	10	12	6.00%, 09/20/2026	10	11
6.50%, 03/01/2026	2	3	6.00%, 03/20/2027	24	27
6.50%, 05/01/2026	6	7	6.00%, 01/20/2028	8	9
6.50%, 06/01/2026	4	4	6.00%, 03/20/2028	5	6
6.50%, 07/01/2028	12	14	6.00%, 06/20/2028	30	34
6.50%, 09/01/2028	21	24	6.00%, 07/20/2028	19	22
6.50%, 02/01/2029	5	6	6.00%, 02/20/2029	18	21
6.50%, 03/01/2029	11	13	6.00%, 03/20/2029	36	41
6.50%, 04/01/2029	6	6	6.00%, 07/20/2029	36	41
6.50%, 06/01/2031	11	12

See accompanying notes.

69

Schedule of Investments
Government & High Quality Bond Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)
6.00%, 05/20/2032(a)	$65	$75
6.00%, 07/20/2033	248	285
6.50%, 12/20/2025	15	17
6.50%, 01/20/2026	38	41
6.50%, 02/20/2026	17	20
6.50%, 03/20/2031	22	26
6.50%, 04/20/2031	23	27
7.00%, 01/15/2028	3	3
7.00%, 01/15/2028	6	6
7.00%, 01/15/2028	2	2
7.00%, 01/15/2028	11	13
7.00%, 01/15/2028	2	2
7.00%, 03/15/2028	156	175
7.00%, 05/15/2028	56	62
7.00%, 01/15/2029	19	21
7.00%, 03/15/2029	8	8
7.00%, 05/15/2031	16	19
7.00%, 06/20/2031	16	19
7.00%, 09/15/2031	42	50
7.00%, 06/15/2032	226	266
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	3	3
7.50%, 02/15/2023	5	6
7.50%, 04/15/2023	22	24
7.50%, 06/15/2023	2	2
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	4	4
7.50%, 09/15/2023	4	4
7.50%, 10/15/2023	8	8
7.50%, 11/15/2023	7	8
8.00%, 07/15/2026	2	2
8.00%, 08/15/2026	4	5
8.00%, 01/15/2027	2	2
8.00%, 02/15/2027	1	1
		$29,242

U.S. Treasury - 8.75%
1.75%, 10/31/2018	3,900	3,949
2.25%, 11/30/2017	5,000	5,171
3.13%, 05/15/2021	10,100	10,839
4.25%, 11/15/2040	2,200	2,848
6.25%, 08/15/2023	3,600	4,793
		$27,600
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$211,726
Total Investments		$318,413
Liabilities in Excess of Other Assets, Net - (0.95)%		$(2,988)
TOTAL NET ASSETS - 100.00%		$315,425

(a)	Variable Rate. Rate shown is in effect at December 31, 2014.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,492 or 7.45% of net assets.

Portfolio Summary	(unaudited)
Sector		Percent
Mortgage Securities		87.23%
Government		8.75%
Exchange Traded Funds		3.17%
Asset Backed Securities		1.80%
Liabilities in Excess of Other Assets, Net		(0.95)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

70

Schedule of Investments
Income Account
December 31, 2014

	COMMON STOCKS - 0.00%	Shares Held	Value(000	's)	Principal
					BONDS (continued)	Amount (000's) Value (000's)
	Computers - 0.00%
	SONICblue Inc (a),(b)	500,000	$—		Beverages - 1.14%
					Anheuser-Busch InBev Worldwide Inc
					2.50%, 07/15/2022	$750	$729
	Transportation - 0.00%				7.75%, 01/15/2019	1,000	1,211
	Trailer Bridge Inc (a),(b)	1,186	—
					Innovation Ventures LLC / Innovation
					Ventures Finance Corp
	TOTAL COMMON STOCKS		$—		9.50%, 08/15/2019(d)	1,250	1,247
	INVESTMENT COMPANIES - 3.68%	Shares Held	Value(000	's)			$3,187

	Publicly Traded Investment Fund - 3.68%				Biotechnology - 1.34%
	BlackRock Liquidity Funds FedFund Portfolio	10,264,532	10,265		Amgen Inc
					3.63%, 05/15/2022	500	515
	TOTAL INVESTMENT COMPANIES		$10,265		3.88%, 11/15/2021	2,000	2,113
		Principal			Gilead Sciences Inc
BONDS	- 62.72%	Amount (000's)	Value(000	's)	4.40%, 12/01/2021	1,000	1,102
	Aerospace & Defense - 0.42%						$3,730
	Boeing Co/The				Chemicals - 0.52%
	8.75%, 08/15/2021	$850	$1,165		Airgas Inc
					1.65%, 02/15/2018	1,000	987
	Airlines - 0.14%				Eagle Spinco Inc
	Southwest Airlines Co 1994-A Pass Through				4.63%, 02/15/2021	500	474
	Trust						$1,461
	9.15%, 07/01/2016	368	377		Commercial Services - 0.89%
					ERAC USA Finance LLC
	Automobile Floor Plan Asset Backed Securities - 3.05%				6.38%, 10/15/2017(d)	1,000	1,123
	Ally Master Owner Trust				7.00%, 10/15/2037(d)	1,000	1,347
	0.61%, 04/15/2018(c)	2,000	1,999				$2,470
	CNH Wholesale Master Note Trust
	0.76%, 08/15/2019(c),(d)	2,000	2,005		Computers - 0.61%
					Apple Inc
	Ford Credit Floorplan Master Owner Trust A
	0.54%, 01/15/2018(c)	1,000	1,000		2.40%, 05/03/2023	1,750	1,701
	0.56%, 02/15/2019(c)	500	500
	Nissan Master Owner Trust Receivables				Credit Card Asset Backed Securities - 0.48%
	0.46%, 02/15/2018(c)	1,000	999		Cabela's Credit Card Master Note Trust
	Volkswagen Credit Auto Master Trust				0.51%, 03/16/2020(c)	1,325	1,325
	0.52%, 07/22/2019(c),(d)	2,000	2,001
			$8,504		Diversified Financial Services - 2.90%
	Automobile Manufacturers - 0.37%				DVI Inc
	American Honda Finance Corp				0.00%, 02/01/2004(a),(b),(e)	900	—
	0.73%, 10/07/2016(c)	500	502		0.00%, 02/01/2004(a),(b),(e)	400	—
	General Motors Co				Ford Motor Credit Co LLC
	4.88%, 10/02/2023	500	535		3.98%, 06/15/2016	2,000	2,071
			$1,037		General Electric Capital Corp
					1.24%, 03/15/2023(c)	2,000	2,028
Banks	- 7.88%				5.30%, 02/11/2021	500	571
	Bank of America Corp				International Lease Finance Corp
	5.42%, 03/15/2017	800	858		8.75%, 03/15/2017(c)	1,000	1,108
	8.00%, 07/29/2049(c)	1,000	1,074		Jefferies Group LLC
	8.13%, 12/29/2049(c)	1,000	1,079		6.25%, 01/15/2036	1,425	1,400
	Citigroup Inc				8.50%, 07/15/2019	750	899
	3.95%, 06/15/2016	2,000	2,076				$8,077
	4.50%, 01/14/2022	1,000	1,093
	Goldman Sachs Group Inc/The				Electric - 6.83%
	3.63%, 02/07/2016	500	513		Exelon Generation Co LLC
	5.38%, 03/15/2020	2,000	2,241		6.20%, 10/01/2017	1,000	1,111
	ING Bank NV				GenOn Americas Generation LLC
	5.00%, 06/09/2021(d)	1,000	1,131		8.50%, 10/01/2021	1,250	1,075
	JP Morgan Chase & Co				GenOn Energy Inc
	7.90%, 04/29/2049(c)	1,000	1,076		9.88%, 10/15/2020	750	739
	Morgan Stanley				LG&E and KU Energy LLC
	5.50%, 07/28/2021	1,000	1,135		4.38%, 10/01/2021	1,000	1,064
	6.25%, 08/09/2026	850	1,025		Metropolitan Edison Co
	PNC Financial Services Group Inc/The				3.50%, 03/15/2023(d)	1,000	995
	6.75%, 07/29/2049(c)	2,000	2,195		NiSource Finance Corp
	SunTrust Bank/Atlanta GA				5.25%, 09/15/2017	1,000	1,093
	2.75%, 05/01/2023	1,000	976		Oncor Electric Delivery Co LLC
	US Bancorp/MN				7.00%, 09/01/2022	2,000	2,533
	1.65%, 05/15/2017	3,000	3,022		PacifiCorp
	3.60%, 09/11/2024	250	254		5.25%, 06/15/2035	850	1,025
	Wells Fargo & Co				6.25%, 10/15/2037	500	677
	7.98%, 12/31/2049(c)	2,000	2,207		PPL Energy Supply LLC
			$21,955		5.70%, 10/15/2035	2,000	2,043

See accompanying notes.

71

See accompanying notes.

72

Schedule of Investments
Income Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Lodging - 0.74%
Solar Star Funding LLC			Boyd Gaming Corp
5.38%, 06/30/2035(d)	$1,500	$1,586	9.13%, 12/01/2018	$2,000	$2,050
Southwestern Electric Power Co
3.55%, 02/15/2022	1,000	1,026
5.38%, 04/15/2015	1,275	1,291	Media- 2.64%
			21st Century Fox America Inc
TransAlta Corp			6.40%, 12/15/2035	1,000	1,305
4.50%, 11/15/2022	1,750	1,759
Tucson Electric Power Co			8.00%, 10/17/2016	1,000	1,117
			Comcast Corp
3.85%, 03/15/2023	1,000	1,027	6.45%, 03/15/2037	2,000	2,661
		$19,044	Historic TW Inc
Electronics - 0.50%			9.15%, 02/01/2023	250	340
Corning Inc			Time Warner Cable Inc
4.75%, 03/15/2042	750	801	6.55%, 05/01/2037	1,500	1,931
6.63%, 05/15/2019	500	586			$7,354

		$1,387	Mining - 0.62%
Entertainment - 0.18%			Glencore Canada Corp
Greektown Holdings LLC/Greektown			6.00%, 10/15/2015	1,675	1,732
Mothership Corp
8.88%, 03/15/2019(d)	250	249
			Oil & Gas - 5.97%
Peninsula Gaming LLC / Peninsula Gaming			BG Energy Capital PLC
Corp			4.00%, 10/15/2021(d)	2,000	2,057
8.38%, 02/15/2018(d)	250	260
			BP Capital Markets PLC
		$509	3.25%, 05/06/2022	1,000	983
Environmental Control - 0.91%			4.75%, 03/10/2019	2,000	2,188
ADS Waste Holdings Inc			Linn Energy LLC / Linn Energy Finance
8.25%, 10/01/2020	1,500	1,500	Corp
Republic Services Inc			6.50%, 05/15/2019	1,000	855
3.55%, 06/01/2022	1,000	1,027	Nabors Industries Inc
		$2,527	5.00%, 09/15/2020	1,000	982
			Petro-Canada
Forest Products & Paper - 0.78%			9.25%, 10/15/2021	1,075	1,445
Plum Creek Timberlands LP			Phillips 66
4.70%, 03/15/2021	2,000	2,169	4.30%, 04/01/2022	1,000	1,056
			Rowan Cos Inc
Healthcare - Services - 1.18%			4.88%, 06/01/2022	750	730
HCA Inc			5.00%, 09/01/2017	2,000	2,084
7.50%, 11/06/2033	250	262	W&T Offshore Inc
HealthSouth Corp			8.50%, 06/15/2019	2,500	1,637
5.75%, 11/01/2024	500	520	Whiting Petroleum Corp
7.75%, 09/15/2022	740	784	5.75%, 03/15/2021	1,250	1,159
Roche Holdings Inc			XTO Energy Inc
0.60%, 09/30/2019(c),(d)	1,000	999	6.75%, 08/01/2037	1,000	1,467
Vantage Oncology LLC / Vantage Oncology					$16,643
Finance Co			Oil & Gas Services - 1.33%
9.50%, 06/15/2017(d)	750	728	Exterran Partners LP / EXLP Finance Corp
		$3,293	6.00%, 04/01/2021	2,000	1,740
Insurance - 2.56%			Weatherford International Ltd/Bermuda
Fidelity National Financial Inc			5.13%, 09/15/2020	2,000	1,965
6.60%, 05/15/2017	2,500	2,749			$3,705
First American Financial Corp			Other Asset Backed Securities - 1.40%
4.30%, 02/01/2023	2,000	2,003	Drug Royalty II LP 2
Prudential Financial Inc			3.48%, 07/15/2023(c),(d)	1,901	1,907
7.38%, 06/15/2019	1,000	1,202	PFS Financing Corp
8.88%, 06/15/2068(c)	1,000	1,168	0.66%, 04/17/2017(c),(d)	1,000	1,000
		$7,122	0.71%, 02/15/2018(c),(d)	1,000	1,000
Iron & Steel - 1.48%					$3,907
Allegheny Technologies Inc			Packaging & Containers - 0.37%
5.95%, 01/15/2021	2,000	2,049	Sealed Air Corp
ArcelorMittal			6.88%, 07/15/2033(d)	1,000	1,023
6.00%, 03/01/2021(c)	2,000	2,080
		$4,129
			Pharmaceuticals - 0.35%
Leisure Products & Services - 1.04%			AbbVie Inc
Carnival Corp			2.90%, 11/06/2022	1,000	985
7.20%, 10/01/2023	1,475	1,795
Royal Caribbean Cruises Ltd
7.25%, 03/15/2018	1,000	1,115	Pipelines - 2.58%
		$2,910	ANR Pipeline Co
			9.63%, 11/01/2021	1,000	1,371

Schedule of Investments
Income Account
December 31, 2014

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's)		Value(000	's)

	Pipelines (continued)			Pharmaceuticals - 0.40%
	Buckeye Partners LP			Omnicare Inc
	4.35%, 10/15/2024	$500	$490	3.25%, 12/15/2035	$433		$466
	El Paso Natural Gas Co LLC			3.50%, 02/15/2044	538		643
	7.50%, 11/15/2026	2,100	2,599				$1,109
	Express Pipeline LLC			TOTAL CONVERTIBLE BONDS			$3,579
	7.39%, 12/31/2019(d)	814	868	SENIOR FLOATING RATE INTERESTS -	Principal
	Southeast Supply Header LLC			0.64%	Amount (000's)	Value	(000	's)
	4.25%, 06/15/2024(d)	750	760
	Southern Natural Gas Co LLC			Transportation - 0.64%
	8.00%, 03/01/2032	850	1,101	Trailer Bridge Inc, Term Loan
				10.00%, 04/02/2016(b),(c),(e)	$1,775		$1,775
			$7,189

REITS	- 8.62%			TOTAL SENIOR FLOATING RATE INTERESTS			$1,775
	Alexandria Real Estate Equities Inc			U.S. GOVERNMENT & GOVERNMENT	Principal
	4.60%, 04/01/2022	1,250	1,330	AGENCY OBLIGATIONS - 30.85%	Amount (000's)	Value	(000	's)
	BioMed Realty LP			Federal Home Loan Mortgage Corporation (FHLMC) -
	4.25%, 07/15/2022	1,000	1,037	6.70%
	6.13%, 04/15/2020	1,000	1,139	3.00%, 10/01/2042	$1,794		$1,816
	CubeSmart LP			3.00%, 10/01/2042	878		888
	4.80%, 07/15/2022	1,750	1,922	3.00%, 11/01/2042	867		877
	Duke Realty LP			3.00%, 12/01/2042	394		399
	8.25%, 08/15/2019	2,000	2,467	3.50%, 10/01/2041	1,099		1,145
	HCP Inc			3.50%, 04/01/2042	1,474		1,536
	3.75%, 02/01/2019	1,000	1,050	3.50%, 04/01/2042	2,300		2,397
	6.00%, 03/01/2015	1,675	1,689	4.50%, 08/01/2033	388		422
	Health Care REIT Inc			4.50%, 05/01/2039	879		953
	6.13%, 04/15/2020	1,000	1,150	4.50%, 06/01/2039	493		544
	6.20%, 06/01/2016	1,675	1,791	4.50%, 07/01/2039	1,619		1,777
	Healthcare Realty Trust Inc			4.50%, 12/01/2040	816		885
	6.50%, 01/17/2017	2,000	2,184	4.50%, 10/01/2041	1,011		1,097
	Hospitality Properties Trust			5.00%, 08/01/2019	240		253
	4.65%, 03/15/2024	750	768	5.00%, 08/01/2035	1,097		1,201
	5.00%, 08/15/2022	750	790	5.00%, 11/01/2035	311		344
	Kimco Realty Corp			5.00%, 10/01/2038	804		875
	6.88%, 10/01/2019	2,000	2,370	5.50%, 11/01/2017	40		42
	Simon Property Group LP			5.50%, 01/01/2018	18		19
	10.35%, 04/01/2019	2,000	2,616	5.50%, 05/01/2031	49		55
	Ventas Realty LP / Ventas Capital Corp			5.50%, 06/01/2035	134		151
	3.25%, 08/15/2022	1,750	1,727	5.50%, 01/01/2036	278		312
			$24,030	5.50%, 04/01/2036	167		188
	Savings & Loans - 0.41%			6.00%, 03/01/2031	32		37
	First Niagara Financial Group Inc			6.00%, 05/01/2032	54		61
	7.25%, 12/15/2021	1,000	1,132	6.00%, 06/01/2038	267		304
				6.50%, 06/01/2029	19		23
				6.50%, 08/01/2029	22		25
	Telecommunications - 0.83%			7.00%, 01/01/2032	26		30
	Qwest Corp			9.00%, 01/01/2025	4		5
	6.75%, 12/01/2021	2,000	2,313				$18,661

				Federal National Mortgage Association (FNMA) - 15.33%
	Transportation - 0.91%			3.00%, 03/01/2042	1,540		1,561
	Navios Maritime Holdings Inc / Navios			3.00%, 03/01/2042	1,545		1,566
	Maritime Finance II US Inc			3.00%, 05/01/2042	825		836
	7.38%, 01/15/2022(d)	500	457	3.00%, 06/01/2042	1,556		1,577
	Trailer Bridge Inc			3.00%, 06/01/2042	775		786
	0.00%, 11/15/2015(a),(b)	2,000	—	3.00%, 08/01/2042	799		810
	15.50%, 03/31/2017(b),(c),(e)	2,229	2,076	3.50%, 12/01/2040	1,323		1,382
			$2,533	3.50%, 12/01/2041	490		512
	Trucking & Leasing - 0.75%			3.50%, 03/01/2042	786		821
	Penske Truck Leasing Co Lp / PTL Finance			3.50%, 04/01/2042	1,425		1,488
	Corp			3.50%, 02/01/2043	944		988
	3.75%, 05/11/2017(d)	2,000	2,090	3.50%, 06/01/2043	1,433		1,499
				4.00%, 03/01/2039	1,087		1,162
	TOTAL BONDS		$174,765	4.00%, 08/01/2040	919		982
				4.00%, 09/01/2040	1,985		2,132
		Principal		4.00%, 11/01/2040	994		1,063
	CONVERTIBLE BONDS - 1.29%	Amount (000's) Value (000's)		4.00%, 10/01/2041	895		956
	Automobile Parts & Equipment - 0.89%			4.00%, 10/01/2041	1,151		1,230
	Meritor Inc			4.00%, 11/01/2041	1,381		1,476
	7.88%, 03/01/2026	1,500	2,470	4.00%, 04/01/2042	733		784
				4.00%, 11/01/2043	2,272		2,448
				4.00%, 11/01/2043	918		985
				4.00%, 01/01/2044	2,052		2,202

See accompanying notes.

73

See accompanying notes.

74

Schedule of Investments
Income Account
December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		Sector	Percent
			Financial	22.37%
Federal National Mortgage Association (FNMA) (continued)			Mortgage Securities	22.08%
4.00%, 02/01/2044	$2,741	$2,946
4.50%, 06/01/2039	414	450	Energy	9.88%
			Government	8.77%
4.50%, 08/01/2039	442	485	Utilities	6.83%
4.50%, 05/01/2040	1,404	1,533
4.50%, 10/01/2040	1,574	1,718	Consumer, Non-cyclical	5.30%
			Asset Backed Securities	4.93%
4.50%, 12/01/2040	877	960	Industrial	4.50%
4.50%, 05/01/2044	946	1,032
5.00%, 01/01/2018	65	69	Exchange Traded Funds	3.68%
			Communications	3.47%
5.00%, 08/01/2035	518	574	Basic Materials	3.40%
5.00%, 04/01/2039	304	340
5.00%, 12/01/2039	353	390	Consumer, Cyclical	3.36%
			Technology	0.61%
5.00%, 04/01/2040	890	992	Other Assets in Excess of Liabilities, Net	0.82%
5.00%, 06/01/2040	748	836
5.50%, 03/01/2033	74	83	TOTAL NET ASSETS	100.00%
5.50%, 06/01/2033	243	274
5.50%, 02/01/2035	498	562
6.00%, 04/01/2032	59	67
6.50%, 05/01/2031	6	6
6.50%, 04/01/2032	87	99
6.50%, 05/01/2032	37	44
7.00%, 01/01/2030	2	2
		$42,708
Government National Mortgage Association (GNMA) -
0.05%
6.00%, 05/20/2032(c)	56	64
7.00%, 06/20/2031	56	68
9.00%, 02/15/2025	3	3
		$135

U.S. Treasury - 8.77%
1.38%, 11/30/2018	1,000	998
1.63%, 11/15/2022	2,000	1,940
1.75%, 05/15/2022	2,000	1,966
2.00%, 11/15/2021	2,000	2,007
2.38%, 05/31/2018	1,000	1,037
2.63%, 11/15/2020	2,000	2,088
2.75%, 02/15/2019	1,000	1,052
2.75%, 02/15/2024	1,000	1,052
3.00%, 11/15/2044	1,000	1,051
3.13%, 05/15/2019	2,000	2,132
3.13%, 05/15/2021	1,000	1,073
3.13%, 08/15/2044	1,000	1,077
3.63%, 02/15/2020	2,000	2,193
3.63%, 02/15/2044	1,000	1,177
3.75%, 08/15/2041	1,000	1,205
3.75%, 11/15/2043	2,000	2,404
		$24,452
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$85,956
Total Investments		$276,340
Other Assets in Excess of Liabilities, Net - 0.82%		$2,293
TOTAL NET ASSETS - 100.00%		$278,633

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,851 or 1.38% of net assets.
(c)	Variable Rate. Rate shown is in effect at December 31, 2014.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,833 or 8.91% of net assets.
(e) Security is Illiquid

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS - 95.97%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.11%			Beverages - 2.04%
Alliance Data Systems Corp (a)	227	$65	Brown-Forman Corp	585	$51
Interpublic Group of Cos Inc/The	1,434	30	Coca-Cola Co/The	15,397	650
Omnicom Group Inc	933	72	Coca-Cola Enterprises Inc	600	27
		$167	Constellation Brands Inc (a)	604	59
			Dr Pepper Snapple Group Inc	1,991	143
Aerospace & Defense - 2.33%			Keurig Green Mountain Inc	629	83
Boeing Co/The	5,192	675	Monster Beverage Corp (a)	810	88
General Dynamics Corp	777	107	PepsiCo Inc	19,954	1,887
L-3 Communications Holdings Inc	305	38			$2,988
Lockheed Martin Corp	639	123
Northrop Grumman Corp	528	78	Biotechnology - 3.43%
Orbital Sciences Corp (a)	22,040	593	Alexion Pharmaceuticals Inc (a)	1,191	220
Raytheon Co	11,492	1,243	Amgen Inc	14,238	2,268
Rockwell Collins Inc	484	41	Biogen Idec Inc (a)	2,500	849
United Technologies Corp	4,408	507	Celgene Corp (a)	2,779	311
		$3,405	Gilead Sciences Inc (a)	7,658	722
			Incyte Corp (a)	400	29
Agriculture - 0.85%			Regeneron Pharmaceuticals Inc (a)	1,226	503
Altria Group Inc	6,038	297	United Therapeutics Corp (a)	200	26
Archer-Daniels-Midland Co	3,269	170	Vertex Pharmaceuticals Inc (a)	800	95
Lorillard Inc	926	58			$5,023
Philip Morris International Inc	7,903	644
Reynolds American Inc	1,104	71	Building Materials - 0.75%
		$1,240	Eagle Materials Inc	10,850	825
			Martin Marietta Materials Inc	1,218	134
Airlines - 0.49%			Vulcan Materials Co	2,146	141
American Airlines Group Inc	3,500	188			$1,100
Delta Air Lines Inc	6,434	316
Southwest Airlines Co	1,653	70	Chemicals - 2.08%
United Continental Holdings Inc (a)	2,210	148	Air Products & Chemicals Inc	436	63
		$722	Airgas Inc	1,238	142
			Ashland Inc	900	108
Apparel - 0.46%			Celanese Corp	1,700	102
Hanesbrands Inc	500	56	CF Industries Holdings Inc	189	52
Michael Kors Holdings Ltd (a)	1,348	101	Dow Chemical Co/The	3,340	152
Nike Inc	3,550	341	Eastman Chemical Co	530	40
Ralph Lauren Corp	213	39	Ecolab Inc	9,216	963
Under Armour Inc (a)	1,174	80	EI du Pont de Nemours & Co	1,936	143
VF Corp	841	63	International Flavors & Fragrances Inc	281	28
		$680	LyondellBasell Industries NV	1,530	122
Automobile Manufacturers - 0.21%			Monsanto Co	2,424	289
Ford Motor Co	9,512	147	Mosaic Co/The	1,173	54
General Motors Co	2,712	95	Potash Corp of Saskatchewan Inc	800	28
PACCAR Inc	856	58	PPG Industries Inc	561	129
		$300	Praxair Inc	1,706	222
			RPM International Inc	1,500	76
Automobile Parts & Equipment - 1.39%			Sherwin-Williams Co/The	1,048	276
BorgWarner Inc	811	45	Sigma-Aldrich Corp	412	57
Delphi Automotive PLC	3,208	233			$3,046
Goodyear Tire & Rubber Co/The	986	28
Johnson Controls Inc	35,883	1,735	Coal - 0.02%
		$2,041	Consol Energy Inc	700	24

Banks - 7.85%
Bank of America Corp	49,085	878	Commercial Services - 1.07%
Bank of New York Mellon Corp/The	5,295	215	ADT Corp/The	689	25
BB&T Corp	1,510	59	Automatic Data Processing Inc	7,830	653
Capital One Financial Corp	1,396	115	Cintas Corp	347	27
Citigroup Inc	51,103	2,765	Equifax Inc	1,000	81
Comerica Inc	642	30	H&R Block Inc	996	34
Fifth Third Bancorp	2,962	60	MasterCard Inc	5,379	463
Goldman Sachs Group Inc/The	1,317	255	McGraw Hill Financial Inc	972	87
JP Morgan Chase & Co	42,721	2,673	Moody's Corp	660	63
			Quanta Services Inc (a)	743	21
KeyCorp	3,087	43
M&T Bank Corp	1,000	126	Robert Half International Inc	488	28
Morgan Stanley	9,833	382	Total System Services Inc	586	20
			United Rentals Inc (a)	337	34
Northern Trust Corp	2,688	181
PNC Financial Services Group Inc/The	1,376	126	Western Union Co/The	1,901	34
Regions Financial Corp	5,132	54			$1,570
State Street Corp	4,797	377	Computers - 4.50%
SunTrust Banks Inc	1,895	79	Accenture PLC - Class A	2,909	260
US Bancorp/MN	3,805	171	Apple Inc	40,798	4,503
Wells Fargo & Co	52,562	2,881	Cognizant Technology Solutions Corp (a)	2,864	150
Zions Bancorporation	720	21	EMC Corp/MA	6,400	190
		$11,491	Hewlett-Packard Co	4,397	176

See accompanying notes.

75

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
International Business Machines Corp	3,938	$632	Hubbell Inc	900	$96
NetApp Inc	1,173	49			$411
SanDisk Corp	1,502	148
Seagate Technology PLC	2,688	179	Electronics - 2.68%
Teradata Corp (a)	550	24	Agilent Technologies Inc	3,612	148
Western Digital Corp	2,429	269	Amphenol Corp	1,500	81
		$6,580	Corning Inc	3,036	70
			Garmin Ltd	423	22
Consumer Products - 0.12%			Honeywell International Inc	14,877	1,487
Avery Dennison Corp	333	17	Keysight Technologies Inc (a)	1,200	40
Clorox Co/The	461	48	PerkinElmer Inc	393	17
Kimberly-Clark Corp	929	108	Sensata Technologies Holding NV (a)	2,900	152
		$173	TE Connectivity Ltd	864	55
			Thermo Fisher Scientific Inc	8,534	1,069
Cosmetics & Personal Care - 1.48%			Trimble Navigation Ltd (a)	1,100	29
Avon Products Inc	7,357	69	Tyco International PLC	17,150	752
Colgate-Palmolive Co	2,416	167			$3,922
Estee Lauder Cos Inc/The	900	68
Procter & Gamble Co/The	20,366	1,856	Engineering & Construction - 0.22%
		$2,160	Fluor Corp	562	34
			Granite Construction Inc	7,050	268
Distribution & Wholesale - 0.05%			Jacobs Engineering Group Inc (a)	452	20
Fossil Group Inc (a)	169	19
Genuine Parts Co	555	59			$322
		$78	Environmental Control - 0.02%
			Republic Services Inc	905	36
Diversified Financial Services - 2.62%
Affiliated Managers Group Inc (a)	199	42
American Express Co	10,719	997	Food - 1.88%
Ameriprise Financial Inc	1,365	181	Campbell Soup Co	635	28
BlackRock Inc	663	237	ConAgra Foods Inc	5,614	204
Charles Schwab Corp/The	22,582	682	Danone SA ADR	48,216	628
CME Group Inc/IL	1,558	138	General Mills Inc	1,513	81
Discover Financial Services	3,758	246	Hormel Foods Corp	463	24
E*Trade Financial Corp (a)	2,700	65	Kellogg Co	3,008	196
FNF Group	1,500	52	Kraft Foods Group Inc	1,856	117
Intercontinental Exchange Inc	530	116	Kroger Co/The	1,229	79
Invesco Ltd	1,572	62	McCormick & Co Inc/MD	462	34
LPL Financial Holdings Inc	1,000	45	Mondelez International Inc	9,833	357
Och-Ziff Capital Management Group LLC	2,600	30	Nestle SA ADR	10,140	740
TD Ameritrade Holding Corp	1,700	61	Safeway Inc	825	29
Visa Inc	3,356	880	Sysco Corp	2,800	111
		$3,834	Tyson Foods Inc	935	37
			Whole Foods Market Inc	1,800	91
Electric - 1.87%					$2,756
AES Corp/VA	11,241	155
American Electric Power Co Inc	3,924	238	Forest Products & Paper - 0.10%
CMS Energy Corp	3,816	133	International Paper Co	2,635	141
Consolidated Edison Inc	1,059	70
Dominion Resources Inc/VA	1,222	94	Gas - 0.76%
DTE Energy Co	640	55	AGL Resources Inc	409	22
Duke Energy Corp	1,485	124	CenterPoint Energy Inc	1,540	36
Edison International	1,178	77	NiSource Inc	4,997	212
Entergy Corp	1,245	108	Sempra Energy	7,581	844
Exelon Corp	15,454	573			$1,114
FirstEnergy Corp	5,993	233
Integrys Energy Group Inc	281	22	Hand & Machine Tools - 0.09%
NextEra Energy Inc	1,071	114	Snap-on Inc	200	28
Northeast Utilities	940	50	Stanley Black & Decker Inc	1,055	101
NRG Energy Inc	4,100	111			$129
Pepco Holdings Inc	887	24
PG&E Corp	3,396	181	Healthcare - Products - 0.91%
Pinnacle West Capital Corp	378	26	Baxter International Inc	1,144	84
PPL Corp	1,666	61	Becton Dickinson and Co	1,406	196
			Boston Scientific Corp (a)	4,708	62
Public Service Enterprise Group Inc	1,830	76
SCANA Corp	483	29	Covidien PLC	2,548	261
Southern Co/The	1,892	93	CR Bard Inc	272	45
			Edwards Lifesciences Corp (a)	387	49
TECO Energy Inc	827	17	Intuitive Surgical Inc (a)	140	74
Xcel Energy Inc	1,801	65
		$2,729	Medtronic Inc	3,812	275
			St Jude Medical Inc	1,405	91
Electrical Components & Equipment - 0.28%			Stryker Corp	2,115	200
AMETEK Inc	885	47			$1,337
Emerson Electric Co	2,674	165
Energizer Holdings Inc	800	103	Healthcare - Services - 1.64%
			Aetna Inc	2,298	204

See accompanying notes.

76

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Lodging (continued)
Anthem Inc	1,742	$219	Marriott International Inc/DE	773	$60
Cigna Corp	665	68	MGM Resorts International (a)	1,600	34
DaVita HealthCare Partners Inc (a)	1,405	107	Starwood Hotels & Resorts Worldwide Inc	10,050	815
Humana Inc	1,445	207	Wyndham Worldwide Corp	448	39
Laboratory Corp of America Holdings (a)	308	33	Wynn Resorts Ltd	500	74
Quest Diagnostics Inc	508	34			$1,064
UnitedHealth Group Inc	14,543	1,471
Universal Health Services Inc	521	58	Machinery - Construction & Mining - 0.14%
		$2,401	Caterpillar Inc	2,072	190
			Joy Global Inc	366	17
Home Builders - 0.06%					$207
Lennar Corp	1,300	58
Pulte Group Inc	1,238	27	Machinery - Diversified - 0.77%
		$85	Cummins Inc	413	59
			Deere & Co	757	67
Home Furnishings - 0.07%			Flowserve Corp	2,998	180
Harman International Industries Inc	232	25	Rockwell Automation Inc	6,361	708
Leggett & Platt Inc	502	21	Roper Industries Inc	725	113
Whirlpool Corp	282	55			$1,127
		$101
			Media - 3.63%
Housewares - 0.03%			Cablevision Systems Corp	749	16
Newell Rubbermaid Inc	989	38	CBS Corp	1,024	57
			Comcast Corp - Class A	10,920	633
			DIRECTV (a)	2,749	238
Insurance - 4.28%			Discovery Communications Inc - C Shares (a)	2,800	94
ACE Ltd	828	95	Gannett Co Inc	784	25
Aflac Inc	1,121	69	News Corp (a)	6,984	110
Allstate Corp/The	1,099	77	Nielsen NV	1,102	49
American International Group Inc	3,505	196	Scripps Networks Interactive Inc	377	28
Aon PLC	615	58
Assurant Inc	251	17	Time Warner Cable Inc	1,590	242
Berkshire Hathaway Inc - Class A (a)	6	1,356	Time Warner Inc	2,154	184
Berkshire Hathaway Inc - Class B (a)	5,864	880	Twenty-First Century Fox Inc - A Shares	12,074	464
Chubb Corp/The	612	63	Twenty-First Century Fox Inc - B Shares	32,920	1,214
Cincinnati Financial Corp	518	27	Viacom Inc	2,954	223
CNA Financial Corp	1,000	39	Walt Disney Co/The	18,360	1,729
Genworth Financial Inc (a)	900	8			$5,306
Lincoln National Corp	953	55	Metal Fabrication & Hardware - 0.16%
Loews Corp	1,682	71	Precision Castparts Corp	946	228
Marsh & McLennan Cos Inc	4,754	273
MetLife Inc	42,223	2,284
Progressive Corp/The	7,480	201	Mining - 0.26%
Prudential Financial Inc	973	88	Alcoa Inc	7,634	121
Torchmark Corp	468	25	Franco-Nevada Corp	500	25
Travelers Cos Inc/The	866	92	Freeport-McMoRan Inc	10,216	238
Unum Group	899	31			$384
XL Group PLC	7,674	264	Miscellaneous Manufacturing - 2.27%
		$6,269	3M Co	3,077	505
Internet - 5.24%			Danaher Corp	5,044	433
Amazon.com Inc (a)	1,885	585	Dover Corp	614	44
eBay Inc (a)	3,397	191	Eaton Corp PLC	1,005	68
Expedia Inc	369	31	General Electric Co	72,372	1,829
Facebook Inc (a)	26,437	2,063	Illinois Tool Works Inc	864	82
Google Inc - A Shares (a)	3,330	1,767	Ingersoll-Rand PLC	500	32
Google Inc - C Shares (a)	3,322	1,749	Pall Corp	300	30
LinkedIn Corp (a)	100	23	Parker-Hannifin Corp	539	70
Netflix Inc (a)	400	137	Pentair PLC	698	46
Priceline Group Inc/The (a)	321	366	Textron Inc	4,320	182
Splunk Inc (a)	9,180	541			$3,321
VeriSign Inc (a)	1,899	108	Office & Business Equipment - 0.01%
Yahoo! Inc (a)	1,963	99	Pitney Bowes Inc	695	17
		$7,660

Iron & Steel - 0.27%			Oil & Gas - 5.31%
Nucor Corp	8,113	398	Anadarko Petroleum Corp	2,938	243
			Apache Corp	3,658	229
			California Resources Corp (a)	7,274	41
Leisure Products & Services - 0.63%
Carnival Corp	3,799	172	Canadian Natural Resources Ltd	2,300	71
Harley-Davidson Inc	10,735	707	Chesapeake Energy Corp	3,361	65
Royal Caribbean Cruises Ltd	592	49	Chevron Corp	6,840	767
		$928	Cimarex Energy Co	716	76
			Concho Resources Inc (a)	210	21
Lodging - 0.73%			ConocoPhillips	3,740	258
Hilton Worldwide Holdings Inc (a)	1,600	42	Continental Resources Inc/OK (a)	350	13

See accompanying notes.

77

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
Denbury Resources Inc	1,261	$10	AvalonBay Communities Inc	1,249	$204
Devon Energy Corp	1,365	84	Boston Properties Inc	556	72
Diamond Offshore Drilling Inc	238	9	Crown Castle International Corp	1,900	149
Ensco PLC	830	25	Equity Residential	798	57
EOG Resources Inc	2,298	212	Essex Property Trust Inc	225	46
EQT Corp	800	61	Federal Realty Investment Trust	500	67
Exxon Mobil Corp	31,813	2,940	General Growth Properties Inc	1,200	34
Helmerich & Payne Inc	388	26	HCP Inc	1,653	73
Hess Corp	9,527	703	Health Care REIT Inc	773	58
Marathon Petroleum Corp	1,414	127	Host Hotels & Resorts Inc	2,736	65
Murphy Oil Corp	605	31	Iron Mountain Inc	2,213	85
Nabors Industries Ltd	942	12	Kimco Realty Corp	1,411	35
Newfield Exploration Co (a)	496	14	Prologis Inc	1,770	76
Noble Corp PLC	911	15	Public Storage	555	103
Occidental Petroleum Corp	14,327	1,155	Simon Property Group Inc	2,001	365
Phillips 66	2,950	212	SL Green Realty Corp	200	24
Pioneer Natural Resources Co	500	74	Ventas Inc	1,064	76
QEP Resources Inc	593	12	Vornado Realty Trust	1,829	215
Range Resources Corp	920	49	Weyerhaeuser Co	3,570	128
Royal Dutch Shell PLC ADR	800	54			$2,770
Southwestern Energy Co (a)	1,265	35
Tesoro Corp	470	35	Retail - 7.52%
Valero Energy Corp	1,259	62	Advance Auto Parts Inc	5,280	841
WPX Energy Inc (a)	2,866	33	AutoNation Inc (a)	222	13
			AutoZone Inc (a)	271	168
		$7,774	Bed Bath & Beyond Inc (a)	664	51
Oil & Gas Services - 1.42%			Best Buy Co Inc	940	37
Baker Hughes Inc	1,033	58	CarMax Inc (a)	2,900	193
Cameron International Corp (a)	10,094	504	Chipotle Mexican Grill Inc (a)	232	159
FMC Technologies Inc (a)	3,944	185	Coach Inc	967	36
Halliburton Co	15,455	607	Costco Wholesale Corp	2,408	342
National Oilwell Varco Inc	1,927	126	CVS Health Corp	31,254	3,010
Schlumberger Ltd	6,934	593	Dollar General Corp (a)	2,065	146
		$2,073	Dollar Tree Inc (a)	1,117	78
			GameStop Corp	402	14
Packaging & Containers - 0.09%			Gap Inc/The	912	38
Ball Corp	1,298	89	Home Depot Inc/The	5,510	578
Owens-Illinois Inc (a)	567	15
			Kohl's Corp	2,093	127
Sealed Air Corp	759	32	L Brands Inc	2,470	213
		$136	Lowe's Cos Inc	4,933	339
Pharmaceuticals - 7.43%			Macy's Inc	2,209	145
Abbott Laboratories	6,925	312	McDonald's Corp	2,876	270
AbbVie Inc	8,815	577	Nordstrom Inc	517	41
Actavis PLC (a)	1,407	362	O'Reilly Automotive Inc (a)	384	74
Allergan Inc/United States	1,819	387	PetSmart Inc	358	29
AmerisourceBergen Corp	763	69	Rite Aid Corp (a)	9,400	71
Bristol-Myers Squibb Co	13,673	807	Ross Stores Inc	2,177	205
Cardinal Health Inc	1,149	92	Staples Inc	2,352	43
Eli Lilly & Co	5,661	391	Starbucks Corp	3,851	316
Express Scripts Holding Co (a)	1,852	157	Target Corp	9,213	700
Johnson & Johnson	25,999	2,719	TJX Cos Inc/The	23,354	1,602
Mallinckrodt PLC (a)	300	30	Tractor Supply Co	588	46
McKesson Corp	1,289	267	Walgreens Boots Alliance Inc	3,757	287
Mead Johnson Nutrition Co	712	72	Wal-Mart Stores Inc	7,658	657
Merck & Co Inc	44,944	2,552	Yum! Brands Inc	1,778	130
Mylan Inc/PA (a)	1,359	77			$10,999
Perrigo Co PLC	240	40	Savings & Loans - 0.01%
Pfizer Inc	47,593	1,482	People's United Financial Inc	1,112	17
Roche Holding AG ADR	11,100	377
Zoetis Inc	2,200	95
		$10,865	Semiconductors - 2.24%
			Altera Corp	3,000	111
Pipelines - 0.22%			Applied Materials Inc	14,077	351
Kinder Morgan Inc/DE	3,592	152	ASML Holding NV - NY Reg Shares	9,217	994
Spectra Energy Corp	2,700	98	Atmel Corp (a)	4,100	34
Williams Cos Inc/The	1,628	73	Broadcom Corp	3,300	143
		$323	Intel Corp	12,125	440
Real Estate - 0.02%			Lam Research Corp	2,500	198
CBRE Group Inc (a)	989	34	Micron Technology Inc (a)	2,425	85
			Qualcomm Inc	10,145	754
			Texas Instruments Inc	2,268	121
REITS - 1.89%			Xilinx Inc	940	41
American Tower Corp	8,269	818			$3,272
Apartment Investment & Management Co	531	20

See accompanying notes.

78

Schedule of Investments
LargeCap Blend Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held		Value(000	's)	Portfolio Summary	(unaudited)
					Sector		Percent
Software - 5.54%
Adobe Systems Inc (a)	973		$71		Consumer, Non-cyclical		20.89%
Akamai Technologies Inc (a)	646		41		Financial		16.67%
Autodesk Inc (a)	1,000		60		Technology		12.25%
CA Inc	1,128		34		Consumer, Cyclical		11.74%
Citrix Systems Inc (a)	6,646		424		Industrial		11.08%
Dun & Bradstreet Corp/The	129		16		Communications		11.04%
Electronic Arts Inc (a)	1,101		52		Energy		6.97%
Fidelity National Information Services Inc	1,500		93		Exchange Traded Funds		4.16%
Fiserv Inc (a)	920		65		Basic Materials		2.71%
					Utilities		2.62%
Intuit Inc	730		67		Liabilities in Excess of Other Assets, Net		(0.13)%
Microsoft Corp	84,633		3,932
Oracle Corp	27,013		1,214		TOTAL NET ASSETS		100.00%
Paychex Inc	1,171		54
Rackspace Hosting Inc (a)	200		9
Red Hat Inc (a)	16,100		1,113
Salesforce.com Inc (a)	3,841		228
VMware Inc (a)	7,620		629
			$8,102

Telecommunications - 2.07%
AT&T Inc	19,384		651
CenturyLink Inc	2,025		80
Cisco Systems Inc	24,461		680
Frontier Communications Corp	3,591		24
Harris Corp	368		26
Juniper Networks Inc	1,415		32
Level 3 Communications Inc (a)	987		49
Motorola Solutions Inc	1,100		74
T-Mobile US Inc (a)	4,500		121
Verizon Communications Inc	27,173		1,271
Windstream Holdings Inc	2,140		18
			$3,026

Toys, Games & Hobbies - 0.09%
Hasbro Inc	411		23
Mattel Inc	3,500		108
			$131

Transportation - 1.27%
Canadian Pacific Railway Ltd	300		58
CH Robinson Worldwide Inc	9,910		742
CSX Corp	2,409		87
Expeditors International of Washington Inc	400		18
FedEx Corp	2,042		354
Norfolk Southern Corp	735		81
Ryder System Inc	188		17
Union Pacific Corp	2,170		259
United Parcel Service Inc	2,176		242
			$1,858
TOTAL COMMON STOCKS			$140,433
INVESTMENT COMPANIES - 4.16%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 4.16%
BlackRock Liquidity Funds TempFund	5,233,515		5,234
Portfolio
Goldman Sachs Financial Square Funds -	737,702		738
Money Market Fund
JP Morgan Prime Money Market Fund	109,476		109
			$6,081
TOTAL INVESTMENT COMPANIES			$6,081
Total Investments			$146,514
Liabilities in Excess of Other Assets, Net - (0.13)%				$(188)
TOTAL NET ASSETS - 100.00%			$146,326

(a) Non-Income Producing Security

See accompanying notes.

79

		Schedule of Investments
LargeCap Blend Account II
December 31, 2014

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2015	Long	62	$6,414	$6,362	$(52)
Total					$(52)
Amounts in thousands except contracts

See accompanying notes.

80

See accompanying notes.

81

Schedule of Investments
LargeCap Growth Account
December 31, 2014

COMMON STOCKS - 97.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 5.38%			Mining - 1.23%
Delta Air Lines Inc	68,814	$3,385	Alcoa Inc	96,090		$1,517
United Continental Holdings Inc (a)	48,955	3,275
		$6,660	Oil & Gas - 1.27%
Apparel - 5.19%			Pioneer Natural Resources Co	10,557		1,571
Nike Inc	50,770	4,882
Under Armour Inc (a)	22,726	1,543
			Pharmaceuticals - 7.46%
		$6,425	Actavis PLC (a)	11,422		2,940
Banks - 4.25%			Bristol-Myers Squibb Co	44,475		2,625
Capital One Financial Corp	22,500	1,857	McKesson Corp	17,635		3,661
Morgan Stanley	87,700	3,403				$9,226
		$5,260	Real Estate - 0.46%
			Brookdale Senior Living Inc (a)	15,500		568
Beverages - 1.20%
Constellation Brands Inc (a)	15,096	1,482
			Retail - 11.99%
Biotechnology - 8.83%			Chipotle Mexican Grill Inc (a)	3,118		2,134
Alexion Pharmaceuticals Inc (a)	3,837	710	Kohl's Corp	26,000		1,587
Biogen Idec Inc (a)	7,998	2,715	L Brands Inc	23,106		2,000
Celgene Corp (a)	8,537	955	lululemon athletica Inc (a)	11,400		636
Gilead Sciences Inc (a)	55,127	5,196	Starbucks Corp	36,244		2,974
Illumina Inc (a)	7,346	1,356	Target Corp	22,000		1,670
		$10,932	Tiffany & Co	12,365		1,321
			Ulta Salon Cosmetics & Fragrance Inc (a)	19,673		2,515
Chemicals - 5.48%						$14,837
LyondellBasell Industries NV	23,667	1,879
PPG Industries Inc	21,192	4,899	Semiconductors - 3.61%
		$6,778	Lam Research Corp	28,679		2,275
			NXP Semiconductors NV (a)	28,700		2,193
Commercial Services - 5.72%						$4,468
FleetCor Technologies Inc (a)	13,672	2,033
			Software - 4.37%
MasterCard Inc	44,598	3,843	Salesforce.com Inc (a)	22,251		1,320
McGraw Hill Financial Inc	13,446	1,196	ServiceNow Inc (a)	23,493		1,594
		$7,072	Tableau Software Inc (a)	12,000		1,017
Computers - 7.65%			Workday Inc (a)	18,153		1,481
Apple Inc	69,222	7,641				$5,412
Western Digital Corp	16,532	1,830
		$9,471	Transportation - 2.21%
			Canadian Pacific Railway Ltd	14,213		2,739
Cosmetics & Personal Care - 1.25%
Estee Lauder Cos Inc/The	20,349	1,551	TOTAL COMMON STOCKS			$121,077
			INVESTMENT COMPANIES - 2.23%	Shares Held	Value(000	's)

Diversified Financial Services - 5.55%			Publicly Traded Investment Fund - 2.23%
Discover Financial Services	47,010	3,079	BlackRock Liquidity Funds FedFund Portfolio	2,760,317		2,760
Visa Inc	14,460	3,791
		$6,870	TOTAL INVESTMENT COMPANIES			$2,760
Electronics - 0.97%			Total Investments			$123,837
Garmin Ltd	22,600	1,194	Liabilities in Excess of Other Assets, Net - (0.07)%			$(85)
			TOTAL NET ASSETS - 100.00%			$123,752

Healthcare - Products - 1.76%
Edwards Lifesciences Corp (a)	7,200	917	(a) Non-Income Producing Security
Intuitive Surgical Inc (a)	2,390	1,264
		$2,181

Healthcare - Services - 2.96%			Portfolio Summary (unaudited)
HCA Holdings Inc (a)	49,900	3,662	Sector			Percent
			Consumer, Non-cyclical			29.18%
Internet - 6.24%			Consumer, Cyclical			24.63%
Facebook Inc (a)	49,582	3,868	Technology			15.63%
Google Inc - A Shares (a)	4,735	2,513	Financial			10.26%
Splunk Inc (a)	22,762	1,342	Basic Materials			7.45%
		$7,723	Communications			6.24%
			Industrial			3.18%
Iron & Steel - 0.74%			Exchange Traded Funds			2.23%
United States Steel Corp	34,300	917	Energy			1.27%
			Liabilities in Excess of Other Assets, Net			(0.07)%
Leisure Products & Services - 2.07%			TOTAL NET ASSETS			100.00%
Royal Caribbean Cruises Ltd	31,062	2,561

See accompanying notes.

82

Schedule of Investments
MidCap Account
December 31, 2014

COMMON STOCKS - 100.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.61%			Insurance (continued)
Rockwell Collins Inc	51,348	$4,338	Arch Capital Group Ltd (a)	58,797	$3,475
TransDigm Group Inc	34,573	6,788	Brown & Brown Inc	246,089	8,099
		$11,126	Loews Corp	294,862	12,390
			Markel Corp (a)	27,970	19,099
Banks - 1.14%			Progressive Corp/The	217,342	5,866
M&T Bank Corp	63,140	7,932	White Mountains Insurance Group Ltd	9,093	5,729
			Willis Group Holdings PLC	125,619	5,629
Building Materials - 1.12%					$78,324
Martin Marietta Materials Inc	70,261	7,751	Internet - 4.43%
			Liberty Interactive Corp (a)	442,899	13,030
Chemicals - 5.21%			Liberty Ventures (a)	208,695	7,872
Air Products & Chemicals Inc	108,634	15,668	VeriSign Inc (a)	171,183	9,758
Airgas Inc	74,061	8,530			$30,660
Ashland Inc	71,701	8,587
Ecolab Inc	31,371	3,279	Lodging - 1.35%
			Wyndham Worldwide Corp	67,392	5,780
		$36,064	Wynn Resorts Ltd	24,229	3,604
Commercial Services - 7.17%					$9,384
KAR Auction Services Inc	244,287	8,465
Live Nation Entertainment Inc (a)	216,718	5,658	Machinery - Diversified - 0.74%
Macquarie Infrastructure Co LLC	97,372	6,922	Roper Industries Inc	32,835	5,134
McGraw Hill Financial Inc	77,749	6,918
Moody's Corp	124,717	11,949	Media - 7.70%
Robert Half International Inc	58,317	3,405	Discovery Communications Inc - C Shares (a)	367,268	12,384
Verisk Analytics Inc (a)	99,210	6,354	FactSet Research Systems Inc	27,042	3,806
		$49,671	Liberty Broadband Corp – A Shares (a)	40,946	2,051
			Liberty Broadband Corp – C Shares (a)	81,129	4,042
Distribution & Wholesale - 1.90%			Liberty Broadband Corp - Rights (a)	24,874	236
Fastenal Co	117,321	5,580	Liberty Global PLC - A Shares (a)	88,550	4,446
HD Supply Holdings Inc (a)	86,282	2,544	Liberty Global PLC - C Shares (a)	241,450	11,665
WW Grainger Inc	19,769	5,039	Liberty Media Corp - A Shares (a)	134,259	4,735
		$13,163	Liberty Media Corp - C Shares (a)	255,580	8,953
			Tribune Media Co (a)	17,775	1,062
Diversified Financial Services - 2.74%
Charles Schwab Corp/The	322,573	9,738			$53,380
FNF Group	236,639	8,152	Miscellaneous Manufacturing - 1.60%
FNFV Group (a)	68,982	1,086	Colfax Corp (a)	178,033	9,181
		$18,976	Donaldson Co Inc	48,869	1,888
Electric - 1.56%					$11,069
Brookfield Infrastructure Partners LP	146,969	6,153	Oil & Gas - 3.15%
Brookfield Renewable Energy Partners LP/CA	53,698	1,661	Cimarex Energy Co	56,278	5,965
Calpine Corp (a)	134,967	2,987
			EOG Resources Inc	82,867	7,630
		$10,801	Hess Corp	111,510	8,232
Electronics - 0.93%					$21,827
Sensata Technologies Holding NV (a)	122,761	6,434
			Pharmaceuticals - 4.17%
			Mead Johnson Nutrition Co	92,116	9,261
Engineering & Construction - 1.02%			Valeant Pharmaceuticals International Inc (a)	117,489	16,814
SBA Communications Corp (a)	64,128	7,103	Zoetis Inc	66,059	2,843
					$28,918

Forest Products & Paper - 0.35%			Pipelines - 2.95%
MeadWestvaco Corp	54,122	2,403	Kinder Morgan Inc/DE	261,358	11,058
			Kinder Morgan Inc/DE - Warrants (a)	90,999	388
			Williams Cos Inc/The	199,867	8,982
Healthcare - Products - 3.13%					$20,428
Becton Dickinson and Co	56,571	7,873
CR Bard Inc	56,895	9,480	Private Equity - 0.63%
DENTSPLY International Inc	80,838	4,306	Onex Corp	75,141	4,385
		$21,659

Healthcare - Services - 1.20%			Real Estate - 6.81%
Laboratory Corp of America Holdings (a)	76,992	8,307	Brookfield Asset Management Inc	554,389	27,792
			Brookfield Property Partners LP	98,922	2,262
			CBRE Group Inc (a)	202,763	6,945
Holding Companies - Diversified - 3.43%			Forest City Enterprises Inc (a)	289,639	6,169
Leucadia National Corp	361,167	8,097	Howard Hughes Corp/The (a)	30,906	4,031
Liberty TripAdvisor Holdings Inc (a)	137,825	3,708
Restaurant Brands International Inc (a)	303,142	11,835			$47,199
Restaurant Brands International LP (a)	3,001	113	REITS - 1.79%
		$23,753	Crown Castle International Corp	157,213	12,373

Insurance - 11.30%
Alleghany Corp (a)	7,516	3,484	Retail - 12.03%
Aon PLC	153,466	14,553	AutoZone Inc (a)	18,938	11,725

			Schedule of Investments
			MidCap Account
			December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)
CarMax Inc (a)	157,478		$10,485
Copart Inc (a)	144,615		5,277
Dollar General Corp (a)	133,247		9,420
O'Reilly Automotive Inc (a)	118,532		22,832
Ross Stores Inc	73,823		6,958
TJX Cos Inc/The	242,574		16,636
			$83,333

Semiconductors - 1.22%
Microchip Technology Inc	187,368		8,452

Software - 4.51%
Adobe Systems Inc (a)	111,353		8,095
Fidelity National Information Services Inc	169,049		10,515
Intuit Inc	98,694		9,099
MSCI Inc	74,927		3,554
			$31,263

Telecommunications - 2.07%
EchoStar Corp (a)	94,871		4,981
Motorola Solutions Inc	139,327		9,346
			$14,327

Textiles - 1.22%
Mohawk Industries Inc (a)	54,386		8,449

TOTAL COMMON STOCKS			$694,048
INVESTMENT COMPANIES - 0.02%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.02%
BlackRock Liquidity Funds FedFund Portfolio	155,350		155

TOTAL INVESTMENT COMPANIES			$155
Total Investments			$694,203
Liabilities in Excess of Other Assets, Net - (0.20)%			$(1,407)
TOTAL NET ASSETS - 100.00%			$692,796

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			24.42%
Consumer, Cyclical			16.50%
Consumer, Non-cyclical			15.67%
Communications			14.19%
Industrial			7.02%
Energy			6.10%
Technology			5.73%
Basic Materials			5.56%
Diversified			3.43%
Utilities			1.56%
Exchange Traded Funds			0.02%
Liabilities in Excess of Other Assets, Net			(0.20)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

83

See accompanying notes.

84

Schedule of Investments
Money Market Account
December 31, 2014

	INVESTMENT COMPANIES - 6.71%	Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 6.71%
	BlackRock Liquidity Funds TempFund	5,000,000	$5,000	Other Asset Backed Securities (continued)
	Portfolio			GE Equipment Transportation LLC Series
	Deutsche Money Market Series	4,800,000	4,800	2014-1
	Morgan Stanley Institutional Liquidity Funds -	3,860,000	3,860	0.20%, 06/23/2015(a)	$316	$317
	Government Portfolio			Macquarie Equipment Funding Trust 2014-A
	STIT - Liquid Assets Portfolio	5,120,000	5,120	0.26%, 09/21/2015(b)	949	949
			$18,780			$4,098
	TOTAL INVESTMENT COMPANIES		$18,780	TOTAL BONDS		$23,015
		Principal			Principal
BONDS	- 8.22%	Amount (000's) Value (000's)		MUNICIPAL BONDS - 7.16%	Amount (000's) Value (000's)

	Automobile Asset Backed Securities - 4.69%			California - 0.09%
	Ally Auto Receivables Trust 2014-2			California Statewide Communities
	0.20%, 10/15/2015(a)	$899	$899	Development Authority (credit support from
	Ally Auto Receivables Trust 2014-SN2			Fannie Mae)
	0.25%, 10/20/2015(a)	1,073	1,073	0.14%, 01/08/2015(d)	$250	$250
	AmeriCredit Automobile Receivables Trust
	2014-2			Colorado - 0.86%
	0.21%, 06/08/2015(a)	14	14
				City of Colorado Springs CO Utilities System
	ARI Fleet Lease Trust 2014-A
	0.25%, 04/15/2015(a),(b)	207	207	Revenue (credit support from Bank of
				America)
	Bank of The West Auto Trust 2014-1			0.16%, 01/08/2015(d)	1,600	1,600
	0.25%, 11/16/2015(b)	1,504	1,504
				Colorado Housing & Finance
	Chrysler Capital Auto Receivables Trust 2014-			Authority (credit support from Federal Home
	B			Loan Bank)
	0.20%, 10/15/2015(a),(b)	1,150	1,150	0.10%, 01/08/2015(a),(d)	800	800
	Enterprise Fleet Financing LLC					$2,400
	0.25%, 08/20/2015(b)	548	548
	Ford Credit Auto Owner Trust 2014-C			Illinois - 0.07%
	0.23%, 12/15/2015(b)	1,612	1,612	Memorial Health System/IL (credit support
	GM Financial Automobile Leasing Trust			from JP Morgan Chase & Co)
	2014-2			0.08%, 01/08/2015(d)	200	200
	0.25%, 09/21/2015(b)	235	235
	Nissan Auto Lease Trust 2014-B
	0.20%, 10/15/2015(a)	1,367	1,367	Indiana - 0.14%
				Ball State University Foundation Inc (credit
	Santander Drive Auto Receivables Trust 2014-			support from US Bank)
	5			0.10%, 01/02/2015(d)	400	400
	0.27%, 12/15/2015	1,433	1,433
	Volkswagen Auto Loan Enhanced Trust 2014-
	2			Iowa- 0.21%
	0.20%, 10/20/2015(a)	1,146	1,146	Iowa Finance Authority (credit support from
	Wheels SPV 2 LLC			FHLB 100%, Fannie Mae 78.25% and Ginnie
	0.24%, 05/20/2015(a),(b)	355	355	Mae 21.75%)
	World Omni Auto Receivables Trust 2014-B			0.12%, 01/08/2015(d)	600	600
	0.23%, 11/16/2015	773	773
	World Omni Automobile Lease Securitization
	Trust 2014-A			Minnesota - 0.50%
				Minnesota Housing Finance Agency (credit
	0.20%, 10/09/2015	801	801	support from State Street Bank & Trust)
			$13,117	0.16%, 01/08/2015(d)	1,400	1,400
Banks	- 0.64%
	Wells Fargo Bank NA			New Mexico - 0.43%
	0.39%, 01/22/2016(a)	1,800	1,800
				Village of Los Lunas NM (credit support from
				Wells Fargo)
	Diversified Financial Services - 0.71%			0.21%, 01/08/2015(d)	1,200	1,200
	MetLife Inc
	0.30%, 08/17/2015(a),(c)	2,000	2,000
				New York - 3.19%
				Housing Development Corp/NY (credit
	Insurance - 0.72%			support from Fannie Mae)
	New York Life Global			0.08%, 01/08/2015(d)	2,150	2,150
	0.22%, 07/24/2015(a),(c)	2,000	2,000	Housing Development Corp/NY (credit
				support from Freddie Mac)
				0.08%, 01/08/2015(d)	1,320	1,320
	Other Asset Backed Securities - 1.46%			New York State Housing Finance
	CIT Equipment Collateral 2014-VT1			Agency (credit support from Fannie Mae)
	0.30%, 12/21/2015(a),(b)	1,596	1,596	0.07%, 01/08/2015(d)	900	900
	Dell Equipment Finance Trust 2014-1			0.09%, 01/08/2015(d)	1,560	1,560
	0.26%, 08/14/2015(b)	712	712	0.19%, 01/08/2015(d)	1,700	1,700
	GE Equipment Midticket LLC Series 2014-1			New York State Housing Finance
	0.20%, 09/22/2015(a)	339	339
				Agency (credit support from Freddie Mac)
	GE Equipment Small Ticket LLC Series 2014-			0.07%, 01/08/2015(d)	1,300	1,300
	1					$8,930
	0.25%, 04/24/2015(a),(b)	185	185

Schedule of Investments
Money Market Account
December 31, 2014

		Principal			Principal
	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

	North Carolina - 0.30%			Banks (continued)
	City of Raleigh NC (credit support from			Mizuho Funding LLC (credit support from
	Wachovia Bank NA)			Mizuho Corp Bank Ltd)
	0.16%, 01/08/2015(d)	$840	$840	0.21%, 02/18/2015(b),(d)	$2,000	$1,999
				MUFG Union Bank NA
				0.18%, 02/06/2015	2,100	2,100
Ohio	- 0.36%			Nordea Bank AB
	Ohio Higher Educational Facility			0.14%, 01/27/2015(b),(e)	2,000	2,000
	Commission (credit support from US Bank)			0.20%, 03/23/2015(b),(e)	2,200	2,199
	0.12%, 01/08/2015(d)	1,000	1,000
				PNC Bank NA
				0.28%, 06/22/2015	1,600	1,598
	Pennsylvania - 0.28%			Skandinaviska Enskilda Banken AB
	Luzerne County Industrial Development			0.17%, 02/11/2015(b),(e)	1,965	1,965
	Authority (credit support from Wells Fargo)			0.17%, 05/01/2015(b),(e)	2,200	2,199
	0.21%, 01/08/2015(d)	770	770	0.22%, 01/08/2015(b),(e)	2,000	2,000
				Societe Generale SA
				0.28%, 03/03/2015(b),(e)	2,100	2,099
Texas	- 0.57%			Standard Chartered Bank/New York
	South Central Texas Industrial Development			0.20%, 03/11/2015(b)	2,200	2,199
	Corp (credit support from JP Morgan Chase &			0.21%, 02/17/2015(b)	2,000	1,999
	Co)			0.22%, 04/22/2015(b)	1,300	1,299
	0.07%, 01/08/2015(d)	1,600	1,600
				Sumitomo Mitsui Banking Corp
				0.13%, 01/02/2015(b),(e)	2,300	2,300
	Washington - 0.16%			0.17%, 01/02/2015(b),(e)	2,000	2,000
	Washington State Housing Finance			0.22%, 03/24/2015(b),(e)	2,200	2,199
	Commission (credit support from Bank of			United Overseas Bank Ltd
	America)			0.21%, 04/13/2015(b),(e)	2,200	2,199
	0.13%, 01/08/2015(d)	440	440			$60,346

	TOTAL MUNICIPAL BONDS		$20,030	Beverages - 0.72%
				Brown-Forman Corp
		Principal		0.16%, 01/13/2015(b)	2,000	2,000
	COMMERCIAL PAPER - 69.94%	Amount (000's) Value (000's)

	Automobile Manufacturers - 2.89%
	PACCAR Financial Corp (credit support from			Diversified Financial Services - 27.67%
				Alpine Securitization Corp
	PACCAR Inc)			0.18%, 02/10/2015(b)	2,000	1,999
	0.15%, 01/27/2015(d)	$2,200	$2,200
				0.19%, 02/03/2015(b)	1,200	1,200
	0.16%, 02/06/2015(d)	1,500	1,500
				0.22%, 02/12/2015(b)	1,000	1,000
	Toyota Financial Services de Puerto Rico			0.26%, 04/01/2015(b)	2,100	2,099
	Inc (credit support from Toyota Financial			Anglesea Funding LLC
	Services)			0.20%, 01/08/2015(b)	2,100	2,100
	0.18%, 02/13/2015(d)	2,200	2,199
				AXA Financial Inc (credit support from AXA
	Toyota Motor Credit Corp			SA)
	0.13%, 01/29/2015	2,200	2,200	0.20%, 01/29/2015(b),(d)	1,150	1,150
			$8,099	BNP Paribas Finance Inc (credit support from
Banks	- 21.56%			BNP Paribas)
	Bank of America NA			0.18%, 02/04/2015(d)	2,300	2,299
	0.19%, 03/17/2015	2,000	2,000	0.20%, 02/17/2015(d)	1,300	1,300
	Bank of Tokyo-Mitsubishi UFJ Ltd/New York			0.22%, 02/06/2015(d)	1,000	1,000
	NY			0.25%, 03/12/2015(d)	2,200	2,199
	0.14%, 01/02/2015	2,300	2,300	Collateralized Commercial Paper Co LLC
	0.22%, 04/29/2015	2,200	2,198	0.15%, 01/05/2015	1,000	1,000
	Barclays Bank PLC			0.20%, 02/24/2015	2,200	2,199
	0.22%, 01/09/2015	1,800	1,800	0.22%, 03/02/2015	1,500	1,499
	Credit Suisse/New York NY			Collateralized Commercial Paper II Co LLC
	0.26%, 03/06/2015	2,000	1,999	0.18%, 01/23/2015(b)	2,000	2,000
	0.26%, 04/16/2015	1,400	1,399	CRC Funding LLC
	0.26%, 04/21/2015	2,100	2,098	0.20%, 03/31/2015(b)	2,200	2,199
	DNB Bank ASA			Dealers Capital Access Trust Inc
	0.20%, 01/16/2015(b),(e)	2,000	2,000	0.22%, 01/20/2015	2,200	2,200
	HSBC USA Inc			0.29%, 01/16/2015	2,000	2,000
	0.20%, 01/22/2015	1,700	1,700	0.30%, 01/23/2015	2,100	2,099
	KFW (credit support from Republic of			Fairway Finance LLC
	Germany)			0.14%, 01/12/2015(b)	1,400	1,400
	0.09%, 01/02/2015(b),(d),(e)	2,100	2,100	Gotham Funding Corp
	Manhattan Asset Funding Co LLC			0.15%, 01/06/2015(b)	2,000	2,000
	0.19%, 02/19/2015(b)	2,200	2,199	0.18%, 02/02/2015(b)	2,200	2,200
	0.20%, 01/21/2015(b)	2,200	2,200	ING US Funding LLC (credit support from
	0.21%, 02/27/2015(b)	2,000	1,999	ING Bank)
	Mitsubishi UFJ Trust & Banking Corp/NY			0.19%, 02/05/2015(d)	2,000	1,999
	0.18%, 01/08/2015(b)	2,000	2,000	0.20%, 02/02/2015(d)	2,000	2,000
				0.29%, 02/20/2015(d)	2,000	1,999

See accompanying notes.

85

Schedule of Investments
Money Market Account
December 31, 2014

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's)		Value (000	's)

Diversified Financial Services (continued)			Retail - 2.14%
JP Morgan Securities LLC			Army and Air Force Exchange Service
0.20%, 02/03/2015(b)	$2,100	$2,099	0.12%, 01/02/2015(b)	$6,000			$6,000
0.21%, 03/30/2015(b)	2,000	1,999
0.22%, 03/17/2015(b)	1,700	1,699
Liberty Street Funding LLC			Telecommunications - 1.94%
0.14%, 01/23/2015(b)	2,000	2,000	Telstra Corp Ltd
			0.14%, 01/20/2015(b)	1,500			1,500
0.17%, 01/13/2015(b)	2,200	2,200
			0.16%, 01/09/2015(b)	1,740			1,740
0.17%, 01/20/2015(b)	2,000	2,000
			0.22%, 03/23/2015(b)	2,200			2,199
National Rural Utilities Cooperative Finance
Corp							$5,439
0.15%, 01/28/2015	2,000	2,000	TOTAL COMMERCIAL PAPER				$195,714
0.15%, 01/30/2015	2,100	2,100		Principal
0.19%, 02/06/2015	2,200	2,200	CERTIFICATE OF DEPOSIT - 2.00%	Amount (000's)	Value	(000	's)
Nieuw Amsterdam Receivables Corp			Banks - 2.00%
0.15%, 01/07/2015(b)	2,200	2,200	Bank of America NA
0.15%, 02/04/2015(b)	2,000	2,000	0.21%, 04/14/2015	2,200			2,200
0.17%, 02/09/2015(b)	2,000	2,000	Bank of Nova Scotia/Houston
Rabobank USA Financial Corp (credit support			0.39%, 01/11/2016(a),(e)	1,400			1,400
from Rabobank Nederland)			Citibank NA
0.21%, 01/05/2015(d)	2,000	2,000	0.19%, 02/23/2015	2,000			2,000
Regency Markets No. 1 LLC							$5,600
0.18%, 01/26/2015(b)	2,100	2,100
			TOTAL CERTIFICATE OF DEPOSIT				$5,600
Sheffield Receivables Corp				Maturity
0.13%, 03/09/2015(b)	2,200	2,199
0.18%, 02/10/2015(b)	2,000	1,999	REPURCHASE AGREEMENTS - 4.29%	Amount (000's)	Value	(000	's)
0.19%, 02/18/2015(b)	1,500	1,499	Banks - 4.29%
		$77,434	Merrill Lynch Repurchase Agreement; 0.05%	$12,000			$12,000
			dated 12/31/2014 maturing 01/02/2015
Electric - 5.15%			(collateralized by US Government
GDF Suez			Security; $12,240,000; 2.00%; dated 07/31/20)
0.14%, 01/22/2015(b)	2,300	2,300
0.15%, 01/13/2015(b)	2,100	2,100
0.17%, 02/26/2015(b)	2,000	1,999
			TOTAL REPURCHASE AGREEMENTS				$12,000
Oglethorpe Power Corp
0.15%, 01/14/2015(b)	2,000	2,000	Total Investments				$275,139
0.18%, 01/15/2015(b)	2,000	2,000	Other Assets in Excess of Liabilities, Net -	1.68%			$4,698
Southern Co Funding Corp			TOTAL NET ASSETS - 100.00%				$279,837
0.20%, 01/07/2015(b)	1,800	1,800
0.25%, 01/06/2015(b)	2,200	2,200
			(a)	Variable Rate. Rate shown is in effect at December 31, 2014.
		$14,399	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Electrical Components & Equipment - 0.75%			1933. These securities may be resold in transactions exempt from
Emerson Electric Co			registration, normally to qualified institutional buyers. At the end of the
0.16%, 03/04/2015(b)	2,100	2,099	period, the value of these securities totaled $143,084 or 51.13% of net
			assets.
			(c) Security is Illiquid
Insurance - 2.18%			(d)	Credit support indicates investments that benefit from credit enhancement
Prudential PLC			or liquidity support provided by a third party bank, institution, or
0.16%, 01/07/2015(b)	2,000	2,000
0.17%, 02/02/2015(b)	1,800	1,800	government agency.
0.18%, 02/17/2015(b)	2,300	2,299	(e)	Security issued by foreign bank and denominated in USD.
		$6,099

Miscellaneous Manufacturing - 1.86%			Portfolio Summary (unaudited)
Dover Corp			Sector				Percent
0.12%, 01/06/2015(b)	1,500	1,500
			Financial				60.49%
Illinois Tool Works Inc
0.11%, 01/02/2015(b)	3,700	3,700	Insured				7.16%
			Exchange Traded Funds				6.71%
		$5,200	Asset Backed Securities				6.15%
Oil & Gas - 0.82%			Utilities				5.15%
Exxon Mobil Corp			Consumer, Cyclical				5.03%
0.13%, 02/09/2015	2,300	2,299	Industrial				2.61%
			Energy				2.36%
			Communications				1.94%
Pipelines - 1.54%			Consumer, Non-cyclical				0.72%
Questar Corp			Other Assets in Excess of Liabilities, Net				1.68%
0.15%, 01/05/2015(b)	2,300	2,300
0.18%, 01/12/2015(b)	2,000	2,000	TOTAL NET ASSETS				100.00%
		$4,300

REITS- 0.72%
Simon Property Group LP
0.15%, 01/21/2015(b)	2,000	2,000

See accompanying notes.

86

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2014

COMMON STOCKS - 98.34%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.38%			Cosmetics & Personal Care - 0.84%
Boeing Co/The	3,994	$519	Procter & Gamble Co/The	3,684	$335
Northrop Grumman Corp	1,485	219
Teledyne Technologies Inc (a)	2,087	214
			Distribution & Wholesale - 0.46%
		$952	Pool Corp	2,894	184
Airlines - 0.39%
Alaska Air Group Inc	1,617	97	Diversified Financial Services - 3.66%
Cathay Pacific Airways Ltd ADR	5,501	59	Ameriprise Financial Inc	1,361	180
		$156	Charles Schwab Corp/The	14,386	434
Apparel - 2.18%			FNF Group	5,981	206
Nike Inc	6,723	646	Franklin Resources Inc	8,183	453
Ralph Lauren Corp	1,234	229	T Rowe Price Group Inc	2,240	193
		$875			$1,466

Automobile Manufacturers - 1.01%			Electric - 1.17%
Nissan Motor Co Ltd ADR	1,180	21	Duke Energy Corp	2,074	173
PACCAR Inc	5,636	383	Edison International	2,285	150
		$404	Xcel Energy Inc	4,022	144
					$467
Automobile Parts & Equipment - 1.40%
Autoliv Inc	2,105	223	Electronics - 2.92%
Johnson Controls Inc	6,965	337	Corning Inc	8,443	194
		$560	FEI Co	1,291	117
			FLIR Systems Inc	2,088	67
Banks - 7.22%			Thermo Fisher Scientific Inc	2,379	298
City National Corp/CA	1,914	155	Trimble Navigation Ltd (a)	4,279	114
East West Bancorp Inc	5,061	196	Waters Corp (a)	3,393	382
Goldman Sachs Group Inc/The	1,018	197			$1,172
JP Morgan Chase & Co	7,294	457
PNC Financial Services Group Inc/The	3,503	320	Engineering & Construction - 0.57%
State Street Corp	1,965	154	Granite Construction Inc	2,364	90
SVB Financial Group (a)	1,775	206	Jacobs Engineering Group Inc (a)	3,092	138
US Bancorp/MN	8,857	398			$228
Wells Fargo & Co	14,800	811	Environmental Control - 0.46%
		$2,894	Waste Connections Inc	4,233	186
Beverages - 1.76%
Ambev SA ADR	13,866	86	Food - 2.86%
Brown-Forman Corp	2,003	176	Dairy Farm International Holdings Ltd ADR	2,429	109
Coca-Cola Co/The	7,353	310	Darling Ingredients Inc (a)	2,145	39
PepsiCo Inc	1,422	135	General Mills Inc	4,093	218
		$707	Kroger Co/The	5,401	347
Biotechnology - 0.87%			McCormick & Co Inc/MD	2,769	206
Gilead Sciences Inc (a)	3,717	350	Whole Foods Market Inc	4,530	228
					$1,147

Building Materials - 0.52%			Gas - 1.66%
Apogee Enterprises Inc	3,973	168	Sempra Energy	5,962	664
Simpson Manufacturing Co Inc	1,108	39
		$207	Healthcare - Products - 2.54%
			Becton Dickinson and Co	2,101	292
Chemicals - 2.49%			Bio-Techne Corp	1,850	171
Axiall Corp	1,732	74	Edwards Lifesciences Corp (a)	1,577	201
EI du Pont de Nemours & Co	3,820	282	Halyard Health Inc (a)	1,923	88
FMC Corp	2,782	159

International Flavors & Fragrances Inc	2,351	238	Medtronic Inc	1,622	117
PPG Industries Inc	1,055	244	Varian Medical Systems Inc (a)	1,702	147
		$997			$1,016
			Healthcare - Services - 1.32%
Commercial Services - 0.65%			DaVita HealthCare Partners Inc (a)	3,084	233
Robert Half International Inc	2,455	144
TrueBlue Inc (a)	5,315	118	Universal Health Services Inc	2,648	295
		$262			$528
			Housewares - 0.35%
Computers - 5.28%			Tupperware Brands Corp	2,219	140
Apple Inc	11,643	1,285
EMC Corp/MA	13,314	396
International Business Machines Corp	2,183	350	Insurance - 2.76%
Teradata Corp (a)	1,928	84	ACE Ltd	2,371	272
		$2,115	Chubb Corp/The	600	62
			HCC Insurance Holdings Inc	6,390	342
Consumer Products - 0.69%			MetLife Inc	2,835	153
Kimberly-Clark Corp	912	105	StanCorp Financial Group Inc	812	57
WD-40 Co	2,020	172	XL Group PLC	6,390	220
		$277			$1,106

See accompanying notes.

87

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet - 2.61%			REITS - 3.49%
Amazon.com Inc (a)	973	$302	Alexandria Real Estate Equities Inc	2,668	$237
eBay Inc (a)	2,987	168	Annaly Capital Management Inc	2,495	27
Google Inc - A Shares (a)	552	293	Essex Property Trust Inc	828	171
Google Inc - C Shares (a)	472	248	HCP Inc	4,413	194
LinkedIn Corp (a)	156	36	Plum Creek Timber Co Inc	5,506	236
		$1,047	Sabra Health Care REIT Inc	3,072	93
			Ventas Inc	2,847	204
Iron & Steel - 0.79%			Weyerhaeuser Co	6,619	238
Reliance Steel & Aluminum Co	3,249	199			$1,400
Schnitzer Steel Industries Inc	5,258	119
		$318	Retail - 6.46%
			Copart Inc (a)	6,281	229
Leisure Products & Services - 0.72%			Costco Wholesale Corp	4,893	694
Carnival Corp	2,450	111	CVS Health Corp	4,605	443
Harley-Davidson Inc	2,664	176	Home Depot Inc/The	2,559	269
		$287	Nordstrom Inc	5,876	466
Lodging - 0.09%			Starbucks Corp	5,958	489
Red Lion Hotels Corp (a)	5,566	35			$2,590
			Savings & Loans - 0.57%
Machinery - Construction & Mining - 0.31%			Washington Federal Inc	10,325	229
Caterpillar Inc	1,362	125
			Semiconductors - 3.84%
Machinery - Diversified - 0.90%			Altera Corp	5,618	208
AGCO Corp	1,036	47	Applied Materials Inc	8,773	219
Deere & Co	3,544	313	Avago Technologies Ltd	1,433	144
		$360	Intel Corp	7,809	283
			Lam Research Corp	3,076	244
Media - 2.36%			Microchip Technology Inc	5,330	240
Discovery Communications Inc - A Shares (a)	1,770	61	Qualcomm Inc	2,704	201
Viacom Inc	3,389	255			$1,539
Walt Disney Co/The	6,693	630
		$946	Software - 6.64%
			Adobe Systems Inc (a)	7,564	550
Metal Fabrication & Hardware - 0.55%			Autodesk Inc (a)	2,695	162
Precision Castparts Corp	908	219	Fair Isaac Corp	3,532	255
			Informatica Corp (a)	3,781	144
Mining - 0.29%			Microsoft Corp	15,380	715
Freeport-McMoRan Inc	5,046	118	Omnicell Inc (a)	3,543	117
			Oracle Corp	11,986	539
			Tyler Technologies Inc (a)	1,627	178
Miscellaneous Manufacturing - 1.86%					$2,660
AptarGroup Inc	3,299	220
Crane Co	2,403	141	Telecommunications - 2.24%
General Electric Co	15,150	383	China Mobile Ltd ADR	2,852	168
		$744	Cisco Systems Inc	7,550	210
			Polycom Inc (a)	5,714	77
Oil & Gas - 6.22%			Verizon Communications Inc	9,491	444
Apache Corp	4,288	269			$899
California Resources Corp (a)	1,092	6
Chevron Corp	5,507	618	Toys, Games & Hobbies - 0.67%
Devon Energy Corp	3,879	237	Hasbro Inc	2,687	148
Energen Corp	2,230	142	Mattel Inc	3,876	120
Exxon Mobil Corp	8,249	763			$268
HollyFrontier Corp	2,347	88
Occidental Petroleum Corp	4,605	371	Transportation - 1.59%
			Expeditors International of Washington Inc	6,512	291
		$2,494	Union Pacific Corp	2,916	347
Oil & Gas Services - 0.64%					$638
Natural Gas Services Group Inc (a)	4,159	96
Schlumberger Ltd	1,905	162	Trucking & Leasing - 0.20%
		$258	Greenbrier Cos Inc/The	1,519	82

Pharmaceuticals - 6.71%			Water - 0.18%
Abbott Laboratories	4,605	207	California Water Service Group	3,007	74
AbbVie Inc	4,984	326
Actavis PLC (a)	679	175
Allergan Inc/United States	1,788	380	TOTAL COMMON STOCKS		$39,414
Bristol-Myers Squibb Co	4,476	264
Johnson & Johnson	4,140	433
McKesson Corp	2,961	615
Teva Pharmaceutical Industries Ltd ADR	2,229	128
VCA Inc (a)	3,292	161
		$2,689

See accompanying notes.

88

		Schedule of Investments
	Principal Capital Appreciation Account
		December 31, 2014

INVESTMENT COMPANIES - 2.20%	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.20%
BlackRock Liquidity Funds FedFund Portfolio	882,311	$882

TOTAL INVESTMENT COMPANIES		$882
Total Investments		$40,296
Liabilities in Excess of Other Assets, Net - (0.54)%		$(215)
TOTAL NET ASSETS - 100.00%		$40,081

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18.23%
Financial		17.70%
Technology		15.76%
Consumer, Cyclical		13.73%
Industrial		12.26%
Communications		7.21%
Energy		6.87%
Basic Materials		3.57%
Utilities		3.01%
Exchange Traded Funds		2.20%
Liabilities in Excess of Other Assets, Net		(0.54)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

89

			Schedule of Investments
			Real Estate Securities Account
			December 31, 2014

COMMON STOCKS - 99.13%	Shares Held	Value (000	's)

Real Estate - 2.23%
Brookdale Senior Living Inc (a)	36,106		$1,324
Jones Lang LaSalle Inc	16,050		2,406
			$3,730

REITS - 96.90%
American Realty Capital Properties Inc	141,108		1,277
Apartment Investment & Management Co	132,390		4,918
AvalonBay Communities Inc	36,795		6,012
Boston Properties Inc	53,952		6,943
Camden Property Trust	52,823		3,900
CBL & Associates Properties Inc	17,538		341
CubeSmart	131,862		2,910
DDR Corp	162,219		2,978
Duke Realty Corp	132,410		2,675
DuPont Fabros Technology Inc	39,426		1,310
Education Realty Trust Inc	43,038		1,575
EPR Properties	51,599		2,974
Equity One Inc	84,969		2,155
Equity Residential	65,902		4,734
Essex Property Trust Inc	38,686		7,992
Extra Space Storage Inc	57,780		3,388
Federal Realty Investment Trust	22,588		3,015
First Industrial Realty Trust Inc	185,422		3,812
General Growth Properties Inc	231,233		6,505
Geo Group Inc/The	10,953		442
HCP Inc	37,429		1,648
Health Care REIT Inc	89,084		6,741
Host Hotels & Resorts Inc	289,217		6,875
Kilroy Realty Corp	52,076		3,597
Paramount Group Inc (a)	108,060		2,009
Pebblebrook Hotel Trust	100,080		4,567
Prologis Inc	165,173		7,107
Public Storage	32,062		5,927
Saul Centers Inc	33,144		1,895
Simon Property Group Inc	102,527		18,671
SL Green Realty Corp	59,610		7,095
STORE Capital Corp	40,809		882
Strategic Hotels & Resorts Inc (a)	190,856		2,525
Sun Communities Inc	36,292		2,194
Sunstone Hotel Investors Inc	184,417		3,045
Taubman Centers Inc	34,100		2,606
Ventas Inc	101,004		7,242
Vornado Realty Trust	56,623		6,665
Washington Prime Group Inc	50,391		868
			$162,015
TOTAL COMMON STOCKS			$165,745
INVESTMENT COMPANIES - 0.57%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.57%
BlackRock Liquidity Funds FedFund Portfolio	947,920		948

TOTAL INVESTMENT COMPANIES			$948
Total Investments			$166,693
Other Assets in Excess of Liabilities, Net - 0.30%			$500
TOTAL NET ASSETS - 100.00%			$167,193

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			99.13%
Exchange Traded Funds			0.57%
Other Assets in Excess of Liabilities, Net			0.30%
TOTAL NET ASSETS			100.00%

See accompanying notes.

90

See accompanying notes.

91

		Schedule of Investments
		SAM Balanced Portfolio
		December 31, 2014

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 48.24%
Blue Chip Fund (a)	2,782,489	$42,349
Global Diversified Income Fund (a)	1,338,732	18,715
Global Multi-Strategy Fund (a)	4,448,034	48,795
Global Real Estate Securities Fund (a)	1,013,697	9,316
High Yield Fund (a)	2,590,684	19,042
Inflation Protection Fund (a)	1,295,128	10,957
International Emerging Markets Fund (a)	655,350	15,158
LargeCap Growth Fund (a)	7,813,229	84,461
LargeCap Value Fund (a)	8,194,515	104,152
MidCap Value Fund I (a)	242,199	3,597
Preferred Securities Fund (a)	371,056	3,789
Principal Capital Appreciation Fund (a)	874,988	50,968
SmallCap Growth Fund I (a)	73,759	876
SmallCap Value Fund II (a)	498,756	6,449
Small-MidCap Dividend Income Fund (a)	2,065,534	28,463
		$447,087

Principal Variable Contracts Funds, Inc.	Class 1 - 51.78%
Diversified International Account (a)	5,052,004	71,132
Equity Income Account (a)	4,692,543	108,491
Government & High Quality Bond Account (a)	6,654,476	69,473
Income Account (a)	12,440,973	134,114
MidCap Account (a)	905,088	55,020
Short-Term Income Account (a)	16,080,585	41,649
		$479,879
TOTAL INVESTMENT COMPANIES		$926,966
Total Investments		$926,966
Liabilities in Excess of Other Assets, Net - (0.02)%		$(206)
TOTAL NET ASSETS - 100.00%		$926,760

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Domestic Equity Funds		52.32%
Fixed Income Funds		30.10%
International Equity Funds		10.32%
Specialty Funds		7.28%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Balanced Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,836,689	$23,663	1,152,384	$18,032	206,584	$3,023	2,782,489	$39,000
Bond & Mortgage Securities Account	1,057,524	12,535	35,651	407	1,093,175	12,506	—	—
Diversified International Account	6,419,617	72,436	135,841	2,025	1,503,454	21,916	5,052,004	53,927
Equity Income Account	5,970,419	68,176	141,896	3,120	1,419,772	31,862	4,692,543	52,332
Global Diversified Income Fund	1,080,198	14,413	291,171	4,126	32,637	479	1,338,732	18,057
Global Multi-Strategy Fund	3,397,919	34,946	1,050,115	11,687	—	—	4,448,034	46,633
Global Real Estate Securities Fund	604,063	4,407	409,634	3,786	—	—	1,013,697	8,193
Government & High Quality Bond	9,207,214	91,106	1,021,088	10,621	3,573,826	37,578	6,654,476	65,657
Account
High Yield Fund	2,591,428	17,668	957,716	7,128	958,460	7,463	2,590,684	17,625
Income Account	12,382,840	121,090	639,133	6,886	581,000	6,260	12,440,973	121,674
Inflation Protection Fund	—	—	1,295,128	11,148	—	—	1,295,128	11,148
International Emerging Markets Fund	917,738	21,679	12,701	295	275,089	6,542	655,350	15,441
LargeCap Growth Fund	7,204,809	77,236	1,276,248	14,145	667,828	7,568	7,813,229	84,220
LargeCap Growth Fund II	2,595,560	15,099	897	9	2,596,457	27,635	—	—
LargeCap Value Fund	8,277,492	107,738	942,408	11,923	1,025,385	13,834	8,194,515	106,259
MidCap Account	456,372	12,767	513,834	30,168	65,118	3,852	905,088	39,930
MidCap Value Fund I	—	—	242,199	3,953	—	—	242,199	3,953
Preferred Securities Fund	1,223,447	8,022	67,441	696	919,832	9,592	371,056	2,083
Principal Capital Appreciation Fund	1,259,930	63,794	43,688	2,522	428,630	25,134	874,988	44,541
Short-Term Income Account	13,477,315	34,110	2,831,052	7,331	227,782	593	16,080,585	40,843
SmallCap Growth Fund I	2,064,659	21,517	13,563	159	2,004,463	27,631	73,759	747
SmallCap Value Fund II	2,164,651	24,680	55,326	698	1,721,221	23,712	498,756	5,013
Small-MidCap Dividend Income Fund	1,597,517	15,874	645,414	8,904	177,397	2,461	2,065,534	22,800
		$862,956		$159,769		$269,641		$800,076

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,010			$328			$253
Bond & Mortgage Securities Account		389			(436)			—
Diversified International Account		1,953			1,382			—
Equity Income Account		3,038			12,898			—
Global Diversified Income Fund		872			(3)			326
Global Multi-Strategy Fund		586			—			617
Global Real Estate Securities Fund		217			—			43
Government & High Quality Bond Account		2,672			1,508			—
High Yield Fund		1,193			292			124
Income Account		6,019			(42)			—
Inflation Protection Fund		148			—			—
International Emerging Markets Fund		268			9			—
LargeCap Growth Fund		133			407			8,535
LargeCap Growth Fund II		—			12,527			—
LargeCap Value Fund		6,549			432			5,255
MidCap Account		137			847			2,386
MidCap Value Fund I		168			—			277
Preferred Securities Fund		630			2,957			65
Principal Capital Appreciation Fund		627			3,359			1,859
Short-Term Income Account		593			(5)			—
SmallCap Growth Fund I		6			6,702			144
SmallCap Value Fund II		137			3,347			552
Small-MidCap Dividend Income Fund		614			483			572
		$27,959			$46,992			$21,008
Amounts in thousands except shares

See accompanying notes.

92

See accompanying notes.

93

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		December 31, 2014

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 40.84%
Blue Chip Fund (a)	397,512	$6,050
Global Diversified Income Fund (a)	528,519	7,389
Global Multi-Strategy Fund (a)	897,556	9,846
Global Real Estate Securities Fund (a)	281,701	2,589
High Yield Fund (a)	1,364,721	10,031
Inflation Protection Fund (a)	412,086	3,486
International Emerging Markets Fund (a)	109,246	2,527
LargeCap Growth Fund (a)	1,376,642	14,881
LargeCap Value Fund (a)	1,313,046	16,689
MidCap Value Fund I (a)	117,560	1,746
Preferred Securities Fund (a)	110,275	1,126
Principal Capital Appreciation Fund (a)	156,440	9,112
SmallCap Growth Fund I (a)	20,894	248
SmallCap Value Fund II (a)	73,229	947
Small-MidCap Dividend Income Fund (a)	331,050	4,562
		$91,229

Principal Variable Contracts Funds, Inc.	Class 1 - 59.18%
Bond & Mortgage Securities Account (a)	396,098	4,539
Diversified International Account (a)	796,751	11,218
Equity Income Account (a)	666,857	15,418
Government & High Quality Bond Account (a)	2,670,835	27,884
Income Account (a)	4,494,303	48,449
MidCap Account (a)	127,557	7,754
Short-Term Income Account (a)	6,529,387	16,911
		$132,173
TOTAL INVESTMENT COMPANIES		$223,402
Total Investments		$223,402
Liabilities in Excess of Other Assets, Net - (0.02)%		$(50)
TOTAL NET ASSETS - 100.00%		$223,352

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Fixed Income Funds		50.34%
Domestic Equity Funds		34.65%
Specialty Funds		7.72%
International Equity Funds		7.31%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	284,635	$3,606	139,605	$2,181	26,728	$388	397,512	$5,444
Bond & Mortgage Securities Account	500,008	5,831	22,675	258	126,585	1,447	396,098	4,603
Diversified International Account	981,335	10,528	39,636	580	224,220	3,260	796,751	8,228
Equity Income Account	912,574	10,675	27,472	596	273,189	6,115	666,857	7,436
Global Diversified Income Fund	396,558	5,307	155,230	2,203	23,269	334	528,519	7,176
Global Multi-Strategy Fund	557,971	5,755	339,585	3,737	—	—	897,556	9,492
Global Real Estate Securities Fund	125,302	895	162,219	1,441	5,820	48	281,701	2,288
Government & High Quality Bond	3,443,598	34,904	323,597	3,362	1,096,360	11,492	2,670,835	26,905
Account
High Yield Fund	1,003,923	6,915	641,914	4,756	281,116	2,179	1,364,721	9,477
Income Account	4,513,889	45,090	646,686	7,034	666,272	7,178	4,494,303	44,866
Inflation Protection Fund	—	—	412,086	3,547	—	—	412,086	3,547
International Emerging Markets Fund	136,853	3,218	2,862	66	30,469	713	109,246	2,563
LargeCap Growth Fund	1,122,683	12,035	369,566	4,202	115,607	1,318	1,376,642	14,994
LargeCap Growth Fund II	405,755	2,563	2,188	22	407,943	4,352	—	—
LargeCap Value Fund	1,273,505	16,545	186,430	2,378	146,889	1,963	1,313,046	16,996
MidCap Account	69,797	1,782	63,651	3,737	5,891	341	127,557	5,216
MidCap Value Fund I	—	—	117,560	1,898	—	—	117,560	1,898
Preferred Securities Fund	461,571	3,199	33,199	340	384,495	4,004	110,275	619
Principal Capital Appreciation Fund	197,072	9,980	10,017	574	50,649	2,881	156,440	7,964
Short-Term Income Account	5,124,276	12,790	1,460,371	3,786	55,260	144	6,529,387	16,430
SmallCap Growth Fund I	314,430	3,345	5,195	64	298,731	4,132	20,894	212
SmallCap Value Fund II	325,699	3,653	8,447	107	260,917	3,606	73,229	726
Small-MidCap Dividend Income Fund	254,717	2,538	86,718	1,195	10,385	143	331,050	3,592
		$201,154		$48,064		$56,038		$200,672

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$144			$45			$36
Bond & Mortgage Securities Account		183			(39)			—
Diversified International Account		302			380			—
Equity Income Account		466			2,280			—
Global Diversified Income Fund		323			—			129
Global Multi-Strategy Fund		117			—			123
Global Real Estate Securities Fund		61			—			11
Government & High Quality Bond Account		1,144			131			—
High Yield Fund		508			(15)			65
Income Account		2,332			(80)			—
Inflation Protection Fund		47			—			—
International Emerging Markets Fund		45			(8)			—
LargeCap Growth Fund		23			75			1,504
LargeCap Growth Fund II		—			1,767			—
LargeCap Value Fund		1,051			36			844
MidCap Account		22			38			382
MidCap Value Fund I		75			—			123
Preferred Securities Fund		233			1,084			19
Principal Capital Appreciation Fund		112			291			332
Short-Term Income Account		236			(2)			—
SmallCap Growth Fund I		2			935			41
SmallCap Value Fund II		20			572			81
Small-MidCap Dividend Income Fund		100			2			92
		$7,546			$7,492			$3,782
Amounts in thousands except shares

See accompanying notes.

94

See accompanying notes.

95

		Schedule of Investments
	SAM Conservative Growth Portfolio
		December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 60.62%
Blue Chip Fund (a)	1,121,994	$17,077
Diversified Real Asset Fund (a)	871,224	10,516
Global Multi-Strategy Fund (a)	2,098,559	23,021
Global Real Estate Securities Fund (a)	797,815	7,332
High Yield Fund (a)	233,667	1,717
International Emerging Markets Fund (a)	300,706	6,955
LargeCap Growth Fund (a)	3,338,967	36,094
LargeCap Value Fund (a)	3,267,577	41,531
MidCap Value Fund I (a)	166,656	2,475
Preferred Securities Fund (a)	35,441	362
Principal Capital Appreciation Fund (a)	363,569	21,178
SmallCap Growth Fund I (a)	50,087	595
SmallCap Value Fund II (a)	123,629	1,598
Small-MidCap Dividend Income Fund (a)	881,832	12,152
		$182,603

Principal Variable Contracts Funds, Inc.	Class 1 - 39.41%
Diversified International Account (a)	2,094,008	29,484
Equity Income Account (a)	1,830,072	42,311
Government & High Quality Bond Account (a)	720,217	7,519
Income Account (a)	1,255,785	13,537
MidCap Account (a)	352,126	21,406
Short-Term Income Account (a)	1,716,244	4,445
		$118,702
TOTAL INVESTMENT COMPANIES		$301,305
Total Investments		$301,305
Liabilities in Excess of Other Assets, Net - (0.03)%		$(83)
TOTAL NET ASSETS - 100.00%		$301,222

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Domestic Equity Funds		65.22%
International Equity Funds		14.53%
Specialty Funds		11.13%
Fixed Income Funds		9.15%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	645,543	$8,246	483,255	$7,548	6,804	$94	1,121,994	$15,701
Diversified International Account	2,242,553	28,538	61,765	917	210,310	3,016	2,094,008	26,131
Diversified Real Asset Fund	325,155	3,617	548,031	6,617	1,962	23	871,224	10,211
Equity Income Account	2,148,397	24,796	60,672	1,324	378,997	8,536	1,830,072	20,448
Global Multi-Strategy Fund	1,167,364	12,080	931,195	10,321	—	—	2,098,559	22,401
Global Real Estate Securities Fund	215,295	1,552	585,394	5,294	2,874	23	797,815	6,823
Government & High Quality Bond	870,139	8,410	90,835	945	240,757	2,534	720,217	6,965
Account
High Yield Fund	212,595	1,411	21,072	163	—	—	233,667	1,574
Income Account	1,258,249	12,091	160,246	1,733	162,710	1,754	1,255,785	12,061
International Emerging Markets Fund	324,156	7,639	7,439	172	30,889	726	300,706	7,077
LargeCap Growth Fund	2,591,723	27,783	789,951	8,926	42,707	473	3,338,967	36,250
LargeCap Growth Fund II	905,151	5,679	3,910	39	909,061	9,835	—	—
LargeCap Value Fund	2,872,158	37,335	546,185	7,079	150,766	2,070	3,267,577	42,345
MidCap Account	151,028	4,699	202,709	11,905	1,611	94	352,126	16,536
MidCap Value Fund I	—	—	166,656	2,692	—	—	166,656	2,692
Preferred Securities Fund	133,597	950	7,309	75	105,465	1,100	35,441	215
Principal Capital Appreciation Fund	456,543	23,129	19,576	1,123	112,550	6,677	363,569	18,505
Short-Term Income Account	1,239,188	3,148	477,056	1,235	—	—	1,716,244	4,383
SmallCap Growth Fund I	739,762	7,765	11,518	140	701,193	9,656	50,087	507
SmallCap Value Fund II	772,653	8,762	15,499	197	664,523	9,214	123,629	1,218
Small-MidCap Dividend Income Fund	560,610	5,609	326,559	4,506	5,337	72	881,832	10,043
		$233,239		$72,951		$55,897		$262,086

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$407			$1			$102
Diversified International Account		732			(308)			—
Diversified Real Asset Fund		168			—			57
Equity Income Account		1,156			2,864			—
Global Multi-Strategy Fund		277			—			290
Global Real Estate Securities Fund		164			—			34
Government & High Quality Bond Account		289			144			—
High Yield Fund		116			—			11
Income Account		637			(9)			—
International Emerging Markets Fund		121			(8)			—
LargeCap Growth Fund		57			14			3,647
LargeCap Growth Fund II		—			4,117			—
LargeCap Value Fund		2,563			1			2,054
MidCap Account		48			26			836
MidCap Value Fund I		111			—			183
Preferred Securities Fund		68			290			6
Principal Capital Appreciation Fund		260			930			772
Short-Term Income Account		58			—			—
SmallCap Growth Fund I		4			2,258			98
SmallCap Value Fund II		34			1,473			137
Small-MidCap Dividend Income Fund		242			—			244
		$7,512			$11,793			$8,471
Amounts in thousands except shares

See accompanying notes.

96

See accompanying notes.

97

		Schedule of Investments
		SAM Flexible Income Portfolio
		December 31, 2014

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 35.40%
Blue Chip Fund (a)	166,707	$2,537
Global Diversified Income Fund (a)	1,094,973	15,308
Global Real Estate Securities Fund (a)	264,882	2,434
High Yield Fund (a)	1,949,914	14,332
Inflation Protection Fund (a)	1,168,795	9,888
International Emerging Markets Fund (a)	79,337	1,835
LargeCap Growth Fund (a)	868,876	9,393
LargeCap Value Fund (a)	1,019,252	12,955
Preferred Securities Fund (a)	351,413	3,588
SmallCap Growth Fund I (a)	20,056	238
Small-MidCap Dividend Income Fund (a)	779,702	10,744
		$83,252

Principal Variable Contracts Funds, Inc.	Class 1 - 64.62%
Bond & Mortgage Securities Account (a)	480,945	5,512
Diversified International Account (a)	300,456	4,230
Equity Income Account (a)	1,035,499	23,941
Government & High Quality Bond Account (a)	2,353,313	24,568
Income Account (a)	6,622,511	71,391
Short-Term Income Account (a)	8,611,528	22,304
		$151,946
TOTAL INVESTMENT COMPANIES		$235,198
Total Investments		$235,198
Liabilities in Excess of Other Assets, Net - (0.02)%		$(53)
TOTAL NET ASSETS - 100.00%		$235,145

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Fixed Income Funds		64.46%
Domestic Equity Funds		25.43%
Specialty Funds		6.51%
International Equity Funds		3.62%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	173,654	$2,231	5,055	$76	12,002	$175	166,707	$2,149
Bond & Mortgage Securities Account	803,486	9,337	46,676	535	369,217	4,222	480,945	5,545
Diversified International Account	460,656	4,554	15,722	230	175,922	2,551	300,456	2,770
Equity Income Account	925,782	11,340	222,003	4,976	112,286	2,465	1,035,499	14,144
Global Diversified Income Fund	748,329	9,960	363,152	5,210	16,508	236	1,094,973	14,933
Global Real Estate Securities Fund	223,933	1,602	46,017	408	5,068	42	264,882	1,968
Government & High Quality Bond	3,570,263	35,590	135,257	1,397	1,352,207	14,159	2,353,313	23,239
Account
High Yield Fund	1,540,840	10,718	451,933	3,377	42,859	330	1,949,914	13,756
Income Account	6,216,543	62,026	706,859	7,674	300,891	3,241	6,622,511	66,362
Inflation Protection Fund	—	—	1,168,795	10,067	—	—	1,168,795	10,067
International Emerging Markets Fund	101,700	2,434	1,838	43	24,201	570	79,337	1,889
LargeCap Growth Fund	884,571	9,483	96,826	1,036	112,521	1,308	868,876	9,308
LargeCap Value Fund	871,241	11,350	238,534	3,116	90,523	1,216	1,019,252	13,233
Preferred Securities Fund	865,988	5,592	80,918	833	595,493	6,204	351,413	2,006
Principal Capital Appreciation Fund	89,814	4,548	—	—	89,814	5,274	—	—
Short-Term Income Account	7,019,944	17,186	1,694,466	4,396	102,882	267	8,611,528	21,314
SmallCap Growth Fund I	235,758	2,653	4,235	51	219,937	3,111	20,056	203
Small-MidCap Dividend Income Fund	786,387	8,305	47,770	657	54,455	756	779,702	8,245
		$208,909		$44,082		$46,127		$211,131

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$60			$17			$15
Bond & Mortgage Securities Account		293			(105)			—
Diversified International Account		126			537			—
Equity Income Account		463			293			—
Global Diversified Income Fund		645			(1)			265
Global Real Estate Securities Fund		63			—			11
Government & High Quality Bond Account		1,170			411			—
High Yield Fund		843			(9)			92
Income Account		3,151			(97)			—
Inflation Protection Fund		134			—			—
International Emerging Markets Fund		32			(18)			—
LargeCap Growth Fund		15			97			949
LargeCap Value Fund		811			(17)			650
Preferred Securities Fund		458			1,785			62
Principal Capital Appreciation Fund		—			726			—
Short-Term Income Account		332			(1)			—
SmallCap Growth Fund I		2			610			39
Small-MidCap Dividend Income Fund		271			39			216
		$8,869			$4,267			$2,299
Amounts in thousands except shares

See accompanying notes.

98

		Schedule of Investments
	SAM Strategic Growth Portfolio
		December 31, 2014

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 76.29%
Global Multi-Strategy Fund (a)	446,248	$4,895
Global Real Estate Securities Fund (a)	1,125,328	10,342
International Emerging Markets Fund (a)	382,516	8,847
LargeCap Growth Fund (a)	3,675,275	39,730
LargeCap Value Fund (a)	3,464,774	44,037
MidCap Value Fund I (a)	581,999	8,643
Principal Capital Appreciation Fund (a)	763,314	44,463
SmallCap Growth Fund I (a)	362,606	4,308
SmallCap Value Fund II (a)	373,985	4,836
Small-MidCap Dividend Income Fund (a)	683,462	9,418
		$179,519

Principal Variable Contracts Funds, Inc. Class 1 - 23.74%
Diversified International Account (a)	1,304,494	18,367
Equity Income Account (a)	1,621,596	37,491
		$55,858
TOTAL INVESTMENT COMPANIES		$235,377
Total Investments		$235,377
Liabilities in Excess of Other Assets, Net - (0.03)%		$(68)
TOTAL NET ASSETS - 100.00%		$235,309

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary	(unaudited)
Fund Type		Percent
Domestic Equity Funds		81.98%
International Equity Funds		15.97%
Specialty Funds		2.08%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

99

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2014

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	598,362	$7,615	9,760	$137	608,122	$9,559	—	$—
Diversified International Account	1,419,393	16,472	56,318	835	171,217	2,480	1,304,494	14,885
Equity Income Account	1,800,600	23,353	74,269	1,599	253,273	5,660	1,621,596	19,876
Global Multi-Strategy Fund	—	—	446,248	4,977	—	—	446,248	4,977
Global Real Estate Securities Fund	307,671	2,206	819,236	7,293	1,579	13	1,125,328	9,486
International Emerging Markets Fund	400,214	9,550	19,756	461	37,454	884	382,516	9,096
LargeCap Growth Fund	3,281,138	35,192	529,687	5,725	135,550	1,572	3,675,275	39,379
LargeCap Growth Fund II	841,960	5,535	10,217	102	852,177	9,206	—	—
LargeCap Value Fund	2,913,256	37,982	744,574	9,686	193,056	2,667	3,464,774	45,010
MidCap Account	53,037	1,439	6,103	349	59,140	3,481	—	—
MidCap Value Fund I	—	—	581,999	9,405	—	—	581,999	9,405
Principal Capital Appreciation Fund	390,170	19,771	378,026	22,806	4,882	273	763,314	42,312
SmallCap Growth Fund I	654,060	6,894	75,506	907	366,960	5,054	362,606	3,708
SmallCap Value Fund II	620,817	6,625	48,587	619	295,419	4,141	373,985	3,631
Small-MidCap Dividend Income Fund	430,560	4,281	253,875	3,531	973	13	683,462	7,799
		$176,915		$68,432		$45,003		$209,564

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$1,807			$—
Diversified International Account		460			58			—
Equity Income Account		984			584			—
Global Multi-Strategy Fund		52			—			50
Global Real Estate Securities Fund		235			—			47
International Emerging Markets Fund		153			(31)			—
LargeCap Growth Fund		62			34			4,015
LargeCap Growth Fund II		—			3,569			—
LargeCap Value Fund		2,721			9			2,181
MidCap Account		17			1,693			298
MidCap Value Fund I		398			—			656
Principal Capital Appreciation Fund		547			8			1,622
SmallCap Growth Fund I		30			961			707
SmallCap Value Fund II		103			528			414
Small-MidCap Dividend Income Fund		187			—			189
		$5,949			$9,220			$10,179
Amounts in thousands except shares

See accompanying notes.

100

Schedule of Investments
Short-Term Income Account
December 31, 2014

	INVESTMENT COMPANIES - 3.29%		Shares Held Value (000's)			Principal
					BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 3.29%
	BlackRock Liquidity Funds FedFund Portfolio		8,838,497	$8,838	Automobile Floor Plan Asset Backed Securities (continued)
					CNH Wholesale Master Note Trust
	TOTAL INVESTMENT COMPANIES			$8,838	0.76%, 08/15/2019(a),(b)	$1,250	$1,253
			Principal		Ford Credit Floorplan Master Owner Trust A
					0.54%, 01/15/2018(b)	2,000	2,001
BONDS	- 93.90%		Amount (000's) Value (000's)		0.56%, 02/15/2019(b)	500	500
	Agriculture - 1.10%				Nissan Master Owner Trust Receivables
	Cargill Inc				0.46%, 02/15/2018(b)	2,000	1,998
	6.00%, 11/27/2017(a)		$2,648	$2,959	Volkswagen Credit Auto Master Trust
					0.52%, 07/22/2019(a),(b)	1,000	1,001
	Automobile Asset Backed Securities - 7.12%				World Omni Master Owner Trust
	American Credit Acceptance Receivables				0.51%, 02/15/2018(a),(b)	1,750	1,750
	Trust						$10,551
	1.64%, 11/15/2016(a),(b)		135	135
					Automobile Manufacturers - 1.68%
	AmeriCredit Automobile Receivables 2014-3				Daimler Finance North America LLC
	0.64%, 04/09/2018		1,500	1,499	1.38%, 08/01/2017(a)	500	498
	AmeriCredit Automobile Receivables Trust				PACCAR Financial Corp
	2013-3				0.84%, 12/06/2018(b)	750	754
	0.68%, 10/11/2016(b)		157	157
					2.20%, 09/15/2019	1,000	1,001
	AmeriCredit Automobile Receivables Trust				Toyota Motor Credit Corp
	2013-5				2.10%, 01/17/2019	2,250	2,259
	0.54%, 03/08/2017(b)		456	456
	AmeriCredit Automobile Receivables Trust						$4,512
	2014-1				Banks- 15.33%
	0.57%, 07/10/2017(b)		854	854	Australia & New Zealand Banking Group
	AmeriCredit Automobile Receivables Trust				Ltd/New York NY
	2014-2				0.79%, 05/15/2018(b)	500	501
	0.54%, 10/10/2017(b)		1,800	1,799	Bank of America NA
	Capital Auto Receivables Asset Trust / Ally				0.52%, 06/15/2016(b)	1,000	993
	0.97%, 01/22/2018		1,000	999	1.25%, 02/14/2017	500	499
	Capital Auto Receivables Asset Trust 2014-1				5.30%, 03/15/2017	3,900	4,189
	0.68%, 05/20/2016(b)		500	500	Bank of New York Mellon Corp/The
	Capital Auto Receivables Asset Trust 2014-3				2.20%, 05/15/2019	1,000	1,003
	0.49%, 02/21/2017(b)		1,800	1,797	BB&T Corp
	CPS Auto Receivables Trust 2013-A				0.89%, 02/01/2019(b)	500	500
	1.31%, 06/15/2020(a),(b)		1,404	1,398	Branch Banking & Trust Co
	CPS Auto Receivables Trust 2013-B				0.53%, 05/23/2017(b)	1,750	1,739
	1.82%, 09/15/2020(a),(b)		772	770	0.56%, 09/13/2016(b)	950	947
	CPS Auto Receivables Trust 2013-C				Citigroup Inc
	1.64%, 04/16/2018(a)		533	533	4.75%, 05/19/2015	1,250	1,268
	CPS Auto Receivables Trust 2013-D				6.13%, 05/15/2018	2,000	2,263
	1.54%, 07/16/2018(a),(b)		627	628	Commonwealth Bank of Australia/New York
	CPS Auto Receivables Trust 2014-C				NY
	1.31%, 02/15/2019(a),(b)		910	907	2.25%, 03/13/2019	500	502
	CPS Auto Receivables Trust 2014-D				Goldman Sachs Group Inc/The
	1.49%, 04/15/2019(a)		1,000	998	1.25%, 10/23/2019(b)	500	502
	CPS Auto Trust				1.33%, 11/15/2018(b)	2,000	2,020
	1.48%, 03/16/2020(a)		285	285	JP Morgan Chase Bank NA
	Ford Credit Auto Owner Trust/Ford Credit				5.88%, 06/13/2016	1,250	1,333
	2014-RE	V1			6.00%, 10/01/2017	3,000	3,330
	2.26%, 11/15/2025(a),(b)		1,000	1,005	KeyBank NA/Cleveland OH
	Santander Drive Auto Receivables Trust 2013-				5.45%, 03/03/2016	250	263
	5				7.41%, 10/15/2027	2,750	2,812
	0.54%, 04/17/2017(b)		212	212	Morgan Stanley
	Santander Drive Auto Receivables Trust 2014-				1.08%, 01/24/2019(b)	2,750	2,755
	1				1.51%, 04/25/2018(b)	2,000	2,032
	0.53%, 06/15/2017(b)		350	350	1.88%, 01/05/2018	500	498
	0.66%, 06/15/2017(b)		1,541	1,542	National City Bank/Cleveland OH
	Santander Drive Auto Receivables Trust 2014-				0.61%, 06/07/2017(b)	500	498
	2				PNC Bank NA
	0.54%, 07/17/2017(b)		868	867	4.88%, 09/21/2017	1,700	1,841
	Santander Drive Auto Receivables Trust 2014-				PNC Financial Services Group Inc/The
	3				6.75%, 07/29/2049(b)	750	823
	0.54%, 08/15/2017(b)		934	933	SunTrust Bank/Atlanta GA
	Westlake Automobile Receivables Trust 2014-				0.52%, 08/24/2015(b)	1,000	998
	2				0.54%, 04/01/2015(b)	500	500
	0.97%, 10/16/2017(a),(b)		500	500	7.25%, 03/15/2018	1,500	1,736
				$19,124	US Bank NA/Cincinnati OH
					0.46%, 01/30/2017(b)	500	500
	Automobile Floor Plan Asset Backed Securities - 3.93%				0.71%, 10/28/2019(b)	1,000	1,002
	Ally Master Owner Trust				Wells Fargo & Co
	0.61%, 04/15/2018(b)		1,500	1,499	7.98%, 12/31/2049(b)	1,750	1,932
	0.63%, 01/15/2019(b)		550	549

See accompanying notes.

101

Schedule of Investments
Short-Term Income Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Banks (continued)			Electric (continued)
Wells Fargo Bank NA			Southern Co/The
6.00%, 11/15/2017	$1,250	$1,401	2.45%, 09/01/2018		$1,000	$1,020
		$41,180	TransAlta Corp
			6.65%, 05/15/2018		2,250	2,525
Beverages - 0.56%						$13,243
Anheuser-Busch InBev Finance Inc
2.15%, 02/01/2019	500	502	Finance - Mortgage Loan/Banker - 7.49%
SABMiller Holdings Inc			Fannie Mae
0.92%, 08/01/2018(a),(b)	500	502	0.88%, 02/08/2018		3,000	2,966
1.85%, 01/15/2015(a)	500	500	1.00%, 09/27/2017		1,000	998
		$1,504	1.75%, 06/20/2019		5,000	5,025
			1.75%, 09/12/2019		3,250	3,258
Biotechnology - 0.74%			1.88%, 02/19/2019		7,750	7,867
Amgen Inc						$20,114
1.25%, 05/22/2017	1,000	992
2.20%, 05/22/2019	1,000	996	Food- 0.38%
		$1,988	Ingredion Inc
			3.20%, 11/01/2015		1,000	1,017
Chemicals - 1.01%
Airgas Inc
1.65%, 02/15/2018	1,200	1,184	Gas- 0.26%
3.25%, 10/01/2015	1,500	1,524	Laclede Group Inc/The
		$2,708	0.98%, 08/15/2017(b)		700	700

Commercial Services - 0.28%
ERAC USA Finance LLC			Healthcare - Products - 0.65%
5.60%, 05/01/2015(a)	750	762	Becton Dickinson and Co
			1.80%, 12/15/2017		500	502
			2.68%, 12/15/2019		500	507
Computers - 0.74%			Medtronic Inc
Apple Inc			1.04%, 03/15/2020(a),(b)		500	499
1.00%, 05/03/2018	500	493	1.50%, 03/15/2018(a)		250	249
International Business Machines Corp						$1,757
1.95%, 02/12/2019	1,500	1,505
		$1,998	Healthcare - Services - 0.86%
			Anthem Inc
Credit Card Asset Backed Securities - 0.88%			5.88%, 06/15/2017		500	550
Cabela's Credit Card Master Note Trust			Roche Holdings Inc
0.51%, 03/16/2020(b)	390	390	0.60%, 09/30/2019(a),(b)		1,000	998
0.61%, 07/15/2022(b)	750	748	Ventas Realty LP
0.64%, 06/15/2020(a),(b)	500	503	1.55%, 09/26/2016		750	753
0.69%, 02/18/2020(a),(b)	710	715
						$2,301
		$2,356
			Home Equity Asset Backed Securities - 3.25%
Diversified Financial Services - 4.68%			ABFC 2005-WMC1 Trust
Ford Motor Credit Co LLC			0.83%, 06/25/2035(b)		656	647
3.98%, 06/15/2016	1,700	1,760	ACE Securities Corp Home Equity Loan Trust
General Electric Capital Corp			Series 2005-HE2
0.74%, 01/14/2019(b)	2,500	2,501	0.89%, 04/25/2035(b)		371	372
0.88%, 07/12/2016(b)	2,000	2,014	ACE Securities Corp Home Equity Loan Trust
5.63%, 09/15/2017	250	277	Series 2005-WF1
6.38%, 11/15/2067(b)	1,000	1,072	0.51%, 05/25/2035(b)		325	321
Jefferies Group LLC			Asset Backed Securities Corp Home Equity
3.88%, 11/09/2015	1,500	1,532	Loan Trust Series OOMC 2005-HE6
MassMutual Global Funding II			0.68%, 07/25/2035(b)		664	659
2.10%, 08/02/2018(a)	500	505	Bayview Financial Acquisition Trust
Murray Street Investment Trust I			0.80%, 05/28/2044(b)		148	148
4.65%, 03/09/2017(b)	2,750	2,902	5.66%, 12/28/2036(b)		33	33
		$12,563	Bear Stearns Asset Backed Securities I Trust
Electric - 4.93%			2006	-PC1
			0.49%, 12/25/2035(b)		588	585
Dominion Resources Inc/VA
1.40%, 09/15/2017	1,000	991	Home Equity Asset Trust 2005-4
			0.87%, 10/25/2035(b)		1,000	976
Indiantown Cogeneration LP
9.77%, 12/15/2020	496	564	JP Morgan Mortgage Acquisition Corp 2005-
LG&E and KU Energy LLC			FLD1
			0.90%, 07/25/2035(b)		109	108
2.13%, 11/15/2015	1,000	1,009
NextEra Energy Capital Holdings Inc			JP Morgan Mortgage Acquisition Corp 2005-
7.30%, 09/01/2067(b)	1,000	1,070	OPT1
			0.62%, 06/25/2035(b)		278	276
NiSource Finance Corp
5.25%, 09/15/2017	1,000	1,093	Mastr Asset Backed Securities Trust 2005-
PPL Energy Supply LLC			FRE1
			0.42%, 10/25/2035(b)		31	31
5.70%, 10/15/2035	1,400	1,430
6.50%, 05/01/2018	250	263	RAMP Series 2005-EFC2 Trust
			0.64%, 07/25/2035(b)		116	116
Public Service Co of New Mexico
7.95%, 05/15/2018	2,785	3,278

See accompanying notes.

102

Schedule of Investments
Short-Term Income Account
December 31, 2014

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities (continued)				Mining (continued)
RASC Series 2003-KS10 Trust				Teck Resources Ltd
4.47%, 03/25/2032		$360	$366	5.38%, 10/01/2015	$500	$513
Soundview Home Loan Trust 2005-CTX1						$1,778
0.58%, 11/25/2035(b)		620	611
Structured Asset Securities Corp Mortgage				Mortgage Backed Securities - 9.70%
Loan Trust Series 2005-GEL4				Adjustable Rate Mortgage Trust 2004-2
0.78%, 08/25/2035(b)		194	184	1.31%, 02/25/2035(b)	34	34
Terwin Mortgage Trust 2005-2HE				Alternative Loan Trust 2004-J8
0.55%, 01/25/2035(a),(b)		28	28	6.00%, 02/25/2017	47	47
Terwin Mortgage Trust Series TMTS 2005-				Banc of America Alternative Loan Trust 2003-
14	HE			10
4.85%, 08/25/2036(b)		214	221	5.00%, 12/25/2018	217	222
Wells Fargo Home Equity Asset-Backed				Banc of America Funding 2004-1 Trust
Securities 2004-2 Trust				5.25%, 02/25/2019	41	42
0.59%, 10/25/2034(b)		53	52	Banc of America Funding 2004-3 Trust
5.00%, 10/25/2034		2,646	2,641	4.75%, 09/25/2019	161	164
5.00%, 10/25/2034		15	15	Banc of America Funding 2006-G Trust
				0.34%, 07/20/2036(b)	60	60
Wells Fargo Home Equity Asset-Backed
Securities 2005-2 Trust				Banc of America Mortgage Trust 2004-8
0.58%, 11/25/2035(b)		341	340	5.25%, 10/25/2019	73	74
			$8,730	Banc of America Mortgage Trust 2005-7
				5.00%, 08/25/2020	21	21
Insurance - 3.33%				BCAP LLC 2011-RR11 Trust
Berkshire Hathaway Finance Corp				2.51%, 03/26/2035(a),(b)	311	312
1.60%, 05/15/2017		1,500	1,513	CHL Mortgage Pass-Through Trust 2003-46
2.00%, 08/15/2018		1,000	1,011	2.45%, 01/19/2034(b)	162	162
Chubb Corp/The				CHL Mortgage Pass-Through Trust 2004-19
6.38%, 03/29/2067(b)		250	268	5.25%, 10/25/2034	35	35
Lincoln National Corp				CHL Mortgage Pass-Through Trust 2004-J1
7.00%, 05/17/2066(b)		500	500	4.50%, 01/25/2019(b)	60	61
MetLife Inc				CHL Mortgage Pass-Through Trust 2004-J7
6.82%, 08/15/2018		750	873	5.00%, 09/25/2019	142	146
Metropolitan Life Global Funding I				Citigroup Mortgage Loan Trust 2009-6
2.30%, 04/10/2019(a)		250	251	2.62%, 07/25/2036(a),(b)	111	111
New York Life Global Funding				Credit Suisse First Boston Mortgage Securities
1.45%, 12/15/2017(a)		1,250	1,247	Corp
2.15%, 06/18/2019(a)		750	748	1.13%, 05/25/2034(b)	114	111
2.45%, 07/14/2016(a)		1,000	1,024	5.00%, 09/25/2019	33	33
Prudential Covered Trust 2012-1				5.00%, 10/25/2019	181	181
3.00%, 09/30/2015(a)		626	635	Credit Suisse Mortgage Capital Certificates
Prudential Financial Inc				2.35%, 07/27/2037(a),(b)	211	213
8.88%, 06/15/2068(b)		750	876	Deutsche Mortgage Securities Inc REMIC
			$8,946	Trust Series 2010-RS2
				3.81%, 06/28/2047(a),(b)	35	35
Internet - 0.38%				Fannie Mae REMICS
Amazon.com Inc				3.50%, 03/25/2042	174	181
2.60%, 12/05/2019		1,000	1,010	Freddie Mac REMICS
				0.61%, 06/15/2023(b)	3	4
Iron & Steel - 0.38%				Ginnie Mae
ArcelorMittal				0.61%, 07/16/2054(b)	9,589	518
4.25%, 03/01/2016		1,000	1,025	0.70%, 08/16/2051(b)	11,571	691
				0.87%, 03/16/2049(b)	11,632	585
				0.88%, 02/16/2053(b)	16,792	1,161
Manufactured Housing Asset Backed Securities - 0.03%				0.91%, 03/16/2052(b)	9,667	761
Green Tree Financial Corp				0.91%, 09/16/2055(b)	9,789	650
7.70%, 09/15/2026		65	69	0.93%, 10/16/2054(b)	5,828	380
Mid-State Trust IV				0.94%, 10/16/2054(b)	6,359	362
8.33%, 04/01/2030		14	14	0.94%, 06/16/2055(b)	9,841	607
			$83	0.96%, 08/16/2052(b)	5,346	317
Media - 0.90%				0.99%, 02/16/2055(b)	9,583	481
CBS Corp				1.00%, 01/16/2055(b)	9,720	581
2.30%, 08/15/2019		1,000	988	1.01%, 10/16/2054(b)	6,757	429
NBCUniversal Enterprise Inc				1.11%, 01/16/2054(b)	6,348	441
0.77%, 04/15/2016(a),(b)		500	501	1.14%, 08/16/2042(b)	15,067	1,090
Time Warner Cable Inc				1.15%, 06/16/2045(b)	12,335	923
8.25%, 04/01/2019		750	918	1.22%, 02/16/2046(b)	9,720	761
			$2,407	1.41%, 12/16/2036(b)	4,407	345
				1.57%, 01/16/2040(b)	3,650	221
Mining - 0.66%				4.50%, 08/20/2032	33	34
Glencore Finance Canada Ltd				GSMSC Pass-Through Trust 2009-4R
2.70%, 10/25/2017(a),(b)		1,250	1,265	0.62%, 12/26/2036(a),(b)	596	586
				JP Morgan Mortgage Trust 2004-A3
				2.34%, 07/25/2034(b)	94	94
See accompanying notes.				103

Schedule of Investments
Short-Term Income Account
December 31, 2014

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
JP Morgan Mortgage Trust 2004-S1			Carrington Mortgage Loan Trust Series 2005-
5.00%, 09/25/2034	$481	$500	NC4
JP Morgan Resecuritization Trust Series 2010-			0.57%, 09/25/2035(b)		$227	$225
4			Citigroup Mortgage Loan Trust Inc
2.29%, 10/26/2036(a),(b)	212	213	0.60%, 07/25/2035(b)		97	96
MASTR Alternative Loan Trust 2003-9			Credit-Based Asset Servicing and
6.50%, 01/25/2019	110	112	Securitization LLC
MASTR Asset Securitization Trust 2004-11			4.25%, 08/25/2035(b)		72	73
5.00%, 12/25/2019	35	36	4.79%, 07/25/2035(b)		563	572
MASTR Asset Securitization Trust 2004-9			CWABS Asset-Backed Certificates Trust
5.00%, 09/25/2019	109	111	2005-3
PHH Mortgage Trust Series 2008-CIM1			0.61%, 08/25/2035(b)		600	598
5.22%, 06/25/2038	687	697	Drug Royalty II LP 2
Prime Mortgage Trust 2005-2			3.48%, 07/15/2023(a),(b)		1,426	1,430
5.25%, 07/25/2020(b)	263	268	FFMLT Trust 2005-FF2
Provident Funding Mortgage Loan Trust 2005-			0.83%, 03/25/2035(b)		60	60
1			Fieldstone Mortgage Investment Trust Series
0.46%, 05/25/2035(b)	569	546	2005-1
RALI Series 2003-QS23 Trust			1.24%, 03/25/2035(b)		458	458
5.00%, 12/26/2018	437	443	First Franklin Mortgage Loan Trust 2005-
RALI Series 2004-QS3 Trust			FF4
5.00%, 03/25/2019	149	149	0.60%, 05/25/2035(b)		194	192
RBSSP Resecuritization Trust 2009-7			Green Tree Home Improvement Loan Trust
0.57%, 06/26/2037(a),(b)	100	95	7.45%, 09/15/2025		1	1
Sequoia Mortgage Trust 2013-4			JP Morgan Mortgage Acquisition Corp 2005-
1.55%, 04/25/2043(b)	1,966	1,834	OPT2
Sequoia Mortgage Trust 2013-8			0.46%, 12/25/2035(b)		600	587
2.25%, 06/25/2043(b)	1,290	1,259	Mastr Specialized Loan Trust
Springleaf Mortgage Loan Trust			1.42%, 11/25/2034(a),(b)		141	142
1.27%, 06/25/2058(a),(b)	2,165	2,157	Merrill Lynch Mortgage Investors Trust Series
Springleaf Mortgage Loan Trust 2012-3			2005	-FM1
1.57%, 12/25/2059(a),(b)	1,305	1,305	0.55%, 05/25/2036(b)		96	96
2.66%, 12/25/2059(a),(b)	500	500	NYCTL 2014-A Trust
3.56%, 12/25/2059(a)	200	203	1.03%, 11/10/2027(a),(c)		305	305
Springleaf Mortgage Loan Trust 2013-2			OneMain Financial Issuance Trust 2014-1
1.78%, 12/25/2065(a)	724	722	2.43%, 06/18/2024(a),(b),(c)		900	900
3.52%, 12/25/2065(a),(b)	569	581	OneMain Financial Issuance Trust 2014-2
WaMu Mortgage Pass-Through Certificates			2.47%, 09/18/2024(a),(c)		1,000	1,004
Series 2003-S8 Trust			PFS Financing Corp
5.00%, 09/25/2018	48	49	0.66%, 04/17/2017(a),(b)		1,250	1,250
		$26,047	0.71%, 02/15/2018(a),(b)		2,000	1,999
			0.76%, 02/15/2019(a),(b)		750	752
Oil & Gas - 3.21%			0.76%, 10/15/2019(a),(b)		500	500
BP Capital Markets PLC			PFS Tax Lien Trust 2014-1
4.75%, 03/10/2019	2,000	2,188	1.44%, 05/15/2029(a),(b)		389	389
Chevron Corp			Securitized Asset Backed Receivables LLC
1.72%, 06/24/2018	1,300	1,307	Trust 2006-OP1
Ensco PLC			0.47%, 10/25/2035(b)		33	32
3.25%, 03/15/2016	1,000	1,018	Springleaf Funding Trust 2013-A
Phillips 66			2.58%, 09/15/2021(a),(b)		750	752
2.95%, 05/01/2017	2,000	2,065	Trafigura Securitisation Finance PLC
Sinopec Group Overseas Development 2014			1.11%, 10/15/2021(a),(b),(c)		700	700
Ltd
1.75%, 04/10/2017(a)	500	498
			Wachovia Mortgage Loan Trust Series 2005-WMC1
Total Capital International SA			0.91%, 10/25/2035(b)		176	175
0.80%, 08/10/2018(b)	550	553
1.55%, 06/28/2017	1,000	1,003				$13,941
		$8,632	Pharmaceuticals - 1.30%
			AbbVie Inc
Oil & Gas Services - 0.39%			1.20%, 11/06/2015		2,500	2,507
Weatherford International Ltd/Bermuda			Merck & Co Inc
5.50%, 02/15/2016	1,000	1,032	1.10%, 01/31/2018		1,000	989
						$3,496
Other Asset Backed Securities - 5.19%
Ameriquest Mortgage Securities Inc Asset-			Pipelines - 1.60%
Backed Pass-Through Ctfs Ser 2004-R11			Buckeye Partners LP
0.76%, 11/25/2034 (b)	63	63	2.65%, 11/15/2018		965	951
			DCP Midstream LLC
Ameriquest Mortgage Securities Inc Asset-			5.38%, 10/15/2015(a)		810	835
Backed Pass-Through Ctfs Ser 2005-R1
0.62%, 03/25/2035(b)	582	580	Florida Gas Transmission Co LLC
			4.00%, 07/15/2015(a)		1,000	1,014
Ameriquest Mortgage Securities Inc Asset-			7.90%, 05/15/2019(a)		830	997
Backed Pass-Through Ctfs Ser 2005-R6
0.37%, 08/25/2035(b)	10	10

See accompanying notes.

104

Schedule of Investments
Short-Term Income Account
December 31, 2014

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Student Loan Asset Backed Securities (continued)
TransCanada PipeLines Ltd			SLM Private Education Loan Trust 2013-A
6.35%, 05/15/2067(b)	$500	$485	0.76%, 08/15/2022(a),(b)	$909	$910
		$4,282	SLM Private Education Loan Trust 2013-B
			0.81%, 07/15/2022(a),(b)	677	678
Real Estate - 0.41%			1.85%, 06/17/2030(a),(b)	500	491
WEA Finance LLC / Westfield UK & Europe			SLM Private Education Loan Trust 2014-A
Finance PLC			0.76%, 07/15/2022(a),(b)	388	388
1.75%, 09/15/2017(a)	600	597
2.70%, 09/17/2019(a)	500	500			$8,503
		$1,097	Telecommunications - 2.27%
			AT&T Inc
REITS- 3.03%			0.62%, 02/12/2016(b)	1,000	1,000
Alexandria Real Estate Equities Inc			Cisco Systems Inc
2.75%, 01/15/2020	1,500	1,486	1.10%, 03/03/2017	1,500	1,500
BioMed Realty LP			Verizon Communications Inc
2.63%, 05/01/2019	500	499	1.99%, 09/14/2018(b)	500	520
3.85%, 04/15/2016	1,000	1,033	3.65%, 09/14/2018	1,500	1,585
HCP Inc			Vodafone Group PLC
6.30%, 09/15/2016	750	812	0.62%, 02/19/2016(b)	1,000	1,000
Health Care REIT Inc			1.63%, 03/20/2017	500	500
3.63%, 03/15/2016	750	772			$6,105
5.88%, 05/15/2015	500	509
Healthcare Realty Trust Inc			Transportation - 0.28%
5.75%, 01/15/2021	510	570	Ryder System Inc
6.50%, 01/17/2017	750	819	2.45%, 11/15/2018	750	750
Nationwide Health Properties Inc
6.00%, 05/20/2015	500	510
Prologis LP			Trucking & Leasing - 0.75%
7.38%, 10/30/2019	741	891	Penske Truck Leasing Co Lp / PTL Finance
			Corp
Ventas Realty LP / Ventas Capital Corp			2.50%, 03/15/2016(a)	500	507
2.70%, 04/01/2020	250	247	3.13%, 05/11/2015(a)	1,500	1,512
		$8,148			$2,019
Retail - 0.28%			TOTAL BONDS		$252,188
Walgreens Boots Alliance Inc			U.S. GOVERNMENT & GOVERNMENT	Principal
0.68%, 05/18/2016(b)	500	500	AGENCY OBLIGATIONS - 1.70%	Amount (000's) Value (000's)
1.75%, 11/17/2017	250	251	Federal Home Loan Mortgage Corporation (FHLMC) -
		$751	0.03%
			2.24%, 11/01/2021(b)	$2	$2
Savings & Loans - 0.00%			2.38%, 09/01/2035(b)	55	59
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013(d)	200	—	6.00%, 05/01/2017	9	9
			9.50%, 08/01/2016	1	1
					$71
Semiconductors - 0.56%
Samsung Electronics America Inc			Federal National Mortgage Association (FNMA) - 0.18%
1.75%, 04/10/2017(a)	1,500	1,504	1.88%, 04/01/2033(b)	143	152
			2.13%, 07/01/2034(b)	62	66
			2.13%, 08/01/2034(b)	23	24
Software - 0.21%			2.18%, 11/01/2022(b)	1	1
Oracle Corp			2.21%, 12/01/2032(b)	25	26
5.75%, 04/15/2018	500	565	2.27%, 02/01/2037(b)	76	81
			2.36%, 01/01/2035(b)	11	11
			2.37%, 01/01/2035(b)	40	43
Student Loan Asset Backed Securities - 3.17%			2.41%, 11/01/2032(b)	8	9
KeyCorp Student Loan Trust 2006-A			2.43%, 02/01/2035(b)	8	9
0.44%, 06/27/2029(b)	264	262
0.56%, 09/27/2035(b)	1,000	964	2.63%, 12/01/2033(b)	29	30
			4.15%, 11/01/2035(b)	3	3
SLC Private Student Loan Trust 2006-A			5.60%, 04/01/2019(b)	1	1
0.40%, 07/15/2036(b)	1,026	1,018
SLC Private Student Loan Trust 2010-B			8.00%, 05/01/2027	22	24
3.66%, 07/15/2042(a),(b)	486	509	8.50%, 11/01/2017	1	2
SLM Private Credit Student Loan Trust 2002-					$482
A			Government National Mortgage Association (GNMA) -
0.79%, 12/16/2030(b)	1,254	1,236	0.01%
SLM Private Credit Student Loan Trust 2004-			9.00%, 12/15/2020	2	3
A			9.00%, 04/20/2025	1	1
0.44%, 03/16/2020(b)	358	357	10.00%, 02/15/2025	2	2
SLM Private Credit Student Loan Trust 2004-			10.00%, 04/15/2025	1	1
B			10.00%, 06/15/2020	5	5
0.44%, 06/15/2021(b)	1,272	1,263	10.00%, 09/15/2018	2	2
SLM Private Credit Student Loan Trust 2005-			10.00%, 09/15/2018	2	2
B			10.00%, 05/15/2020	5	5
0.42%, 03/15/2023(b)	87	86
0.51%, 12/15/2023(b)	350	341

See accompanying notes.

105

		Schedule of Investments
		Short-Term Income Account
		December 31, 2014

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)
10.00%, 02/15/2019	$18	$18
		$39

U.S. Treasury - 1.48%
0.38%, 01/31/2016	2,000	2,001
0.50%, 07/31/2017	2,000	1,977
		$3,978
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$4,570
Total Investments		$265,596
Other Assets in Excess of Liabilities, Net - 1.11%		$2,991
TOTAL NET ASSETS - 100.00%		$268,587

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,648 or 19.97% of net assets.
(b)	Variable Rate. Rate shown is in effect at December 31, 2014.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$2,909 or 1.08% of net assets.
(d) Non-Income Producing Security

Portfolio Summary	(unaudited)
Sector		Percent
Financial		26.78%
Asset Backed Securities		23.57%
Mortgage Securities		9.92%
Government		8.97%
Consumer, Non-cyclical		5.87%
Energy		5.20%
Utilities		5.19%
Communications		3.55%
Exchange Traded Funds		3.29%
Basic Materials		2.05%
Consumer, Cyclical		1.96%
Technology		1.51%
Industrial		1.03%
Other Assets in Excess of Liabilities, Net		1.11%
TOTAL NET ASSETS		100.00%

See accompanying notes.

106

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS - 96.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.00%			Banks (continued)
Marchex Inc	620	$3	Talmer Bancorp Inc	30,259	$425
			Texas Capital Bancshares Inc (a)	208	11
			Western Alliance Bancorp (a)	551	15
Aerospace & Defense - 1.26%					$5,509
Astronics Corp (a)	12,911	714
Curtiss-Wright Corp	161	11	Beverages - 0.07%
Ducommun Inc (a)	78	2	Boston Beer Co Inc/The (a),(b)	102	30
GenCorp Inc (a)	659	12	Coca-Cola Bottling Co Consolidated	80	7
HEICO Corp	854	52	Farmer Bros Co (a)	146	4
Kaman Corp	271	11	National Beverage Corp (a)	224	5
Moog Inc (a)	65	5			$46
Teledyne Technologies Inc (a)	110	11
		$818	Biotechnology - 9.41%
			Acceleron Pharma Inc (a)	181	7
Agriculture - 0.04%			Achillion Pharmaceuticals Inc (a)	389	5
Andersons Inc/The	320	17	Acorda Therapeutics Inc (a)	523	21
Vector Group Ltd	530	11	Aegerion Pharmaceuticals Inc (a),(b)	567	12
		$28	Alder Biopharmaceuticals Inc (a),(b)	154	5
			Alnylam Pharmaceuticals Inc (a)	8,336	809
Airlines - 3.25%			AMAG Pharmaceuticals Inc (a)	288	12
Allegiant Travel Co	177	27	ANI Pharmaceuticals Inc (a)	130	7
Hawaiian Holdings Inc (a)	586	15	Arena Pharmaceuticals Inc (a),(b)	2,403	8
JetBlue Airways Corp (a)	696	11	ARIAD Pharmaceuticals Inc (a),(b)	1,814	12
Spirit Airlines Inc (a)	20,402	1,542	Bellicum Pharmaceuticals Inc (a),(b)	7,990	184
Virgin America Inc (a)	12,020	520	BioCryst Pharmaceuticals Inc (a),(b)	1,070	13
		$2,115	Bluebird Bio Inc (a)	9,010	826
Apparel - 0.86%			Cambrex Corp (a)	383	8
Columbia Sportswear Co	227	10	Celldex Therapeutics Inc (a),(b)	891	16
G-III Apparel Group Ltd (a)	239	24	Cellular Dynamics International Inc (a)	177	1
Iconix Brand Group Inc (a)	328	11	CTI BioPharma Corp (a)	2,569	6
Oxford Industries Inc	177	10	Emergent Biosolutions Inc (a)	93	3
Sequential Brands Group Inc (a),(b)	32,360	423	Endocyte Inc (a),(b)	728	5
Skechers U.S.A. Inc (a)	364	20	Enzo Biochem Inc (a)	647	3
Steven Madden Ltd (a)	729	23	Epizyme Inc (a),(b)	21,872	413
Vince Holding Corp (a)	214	6	Exact Sciences Corp (a),(b)	910	25
Wolverine World Wide Inc	1,117	33	Exelixis Inc (a)	3,753	5
		$560	Foundation Medicine Inc (a),(b)	277	6
			Halozyme Therapeutics Inc (a)	1,138	11
Automobile Manufacturers - 0.02%			ImmunoGen Inc (a),(b)	1,088	7
Wabash National Corp (a)	892	11	Inovio Pharmaceuticals Inc (a),(b)	1,062	10
			Insmed Inc (a)	544	8
			Intercept Pharmaceuticals Inc (a),(b)	1,840	287
Automobile Parts & Equipment - 0.28%	672	3	Intrexon Corp (a),(b)	21,890	603
Accuride Corp (a)			Isis Pharmaceuticals Inc (a)	8,639	533
(a) American Axle & Manufacturing Holdings Inc	830	19	Lexicon Pharmaceuticals Inc (a)	4,083	4
Cooper Tire & Rubber Co	118	4	Ligand Pharmaceuticals Inc (a)	259	14
Cooper-Standard Holding Inc (a)	15	1	MacroGenics Inc (a)	16,350	573
Dana Holding Corp	1,077	23	Medicines Co/The (a)	742	21
Dorman Products Inc (a)	331	16	Merrimack Pharmaceuticals Inc (a),(b)	1,163	13
Douglas Dynamics Inc	403	9	NewLink Genetics Corp (a),(b)	217	9
Gentherm Inc(a)	445	16	Novavax Inc (a)	2,620	16
Meritor Inc (a)	670	10	NPS Pharmaceuticals Inc (a)	15,256	546
Modine Manufacturing Co (a)	260	4	Omeros Corp (a)	348	9
Motorcar Parts of America Inc (a)	347	11	OncoMed Pharmaceuticals Inc (a),(b)	238	5
			OvaScience Inc (a),(b)	3,651	161
Standard Motor Products Inc	223	8	Pacific Biosciences of California Inc (a)	1,087	9
Strattec Security Corp	50	4	PDL BioPharma Inc (b)	2,017	16
Tenneco Inc (a)	761	43
Tower International Inc (a)	400	10	Peregrine Pharmaceuticals Inc (a),(b)	3,197	4
			Prothena Corp PLC (a)	136	3
		$181	PTC Therapeutics Inc (a)	270	14
Banks - 8.48%			Puma Biotechnology Inc (a),(b)	2,464	466
Bank of the Ozarks Inc	36,832	1,397	Repligen Corp (a)	403	8
Cardinal Financial Corp	31	1	Sangamo BioSciences Inc (a)	748	11
Cass Information Systems Inc	228	12	Sequenom Inc (a),(b)	2,258	8
CoBiz Financial Inc	39,073	513	Spectrum Pharmaceuticals Inc (a),(b)	295	2
ConnectOne Bancorp Inc	19,620	373	Synageva BioPharma Corp (a),(b)	234	22
Customers Bancorp Inc (a)	16,426	320	Theravance Biopharma Inc (a)	432	6
Eagle Bancorp Inc (a)	334	12	Theravance Inc (b)	851	12
First Financial Bankshares Inc (b)	465	14	Ultragenyx Pharmaceutical Inc (a)	5,270	231
First NBC Bank Holding Co (a)	19,130	673	Veracyte Inc (a)	124	1
Home BancShares Inc/AR	481	15	XOMA Corp (a)	1,369	5
Opus Bank (a)	27,308	775	ZIOPHARM Oncology Inc (a),(b)	11,370	58
PacWest Bancorp	11,280	513			$6,118
Square 1 Financial Inc (a)	17,838	440

See accompanying notes.

107

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Building Materials - 2.78%			Commercial Services (continued)
AAON Inc	462	$10	PAREXEL International Corp (a)	714	$40
Apogee Enterprises Inc	20,653	875	Performant Financial Corp (a)	542	4
Boise Cascade Co (a)	484	18	Providence Service Corp/The (a)	227	8
Continental Building Products Inc (a)	230	4	RPX Corp (a)	88	1
Drew Industries Inc (a)	261	13	Sotheby's	666	29
Headwaters Inc (a)	895	13	SP Plus Corp (a)	272	7
Masonite International Corp (a)	75	5	Strayer Education Inc (a)	136	10
Nortek Inc (a)	95	8	Team Health Holdings Inc (a)	891	51
Patrick Industries Inc (a)	156	7	Team Inc (a)	264	11
Trex Co Inc (a)	19,845	845	TrueBlue Inc (a)	535	12
US Concrete Inc (a)	278	8	Weight Watchers International Inc (a)	318	8
		$1,806	WEX Inc (a)	482	48
					$2,224
Chemicals - 1.63%
A Schulman Inc	128	5	Computers - 1.95%
Balchem Corp	382	25	Barracuda Networks Inc (a)	149	5
Calgon Carbon Corp (a)	673	14	Cray Inc (a)	435	15
Chemtura Corp (a)	991	25	Electronics For Imaging Inc (a)	614	26
Ferro Corp (a)	887	12	EPAM Systems Inc (a)	18,560	886
HB Fuller Co	542	24	ExlService Holdings Inc (a)	262	8
Innophos Holdings Inc	156	9	FleetMatics Group PLC (a)	464	16
Innospec Inc	96	4	iGate Corp (a)	453	18
Koppers Holdings Inc	393	10	LivePerson Inc (a)	654	9
Minerals Technologies Inc	190	13	Luxoft Holding Inc (a)	148	6
PolyOne Corp	23,882	906	Manhattan Associates Inc (a)	946	38
Quaker Chemical Corp	113	10	MAXIMUS Inc	841	46
Sensient Technologies Corp	55	3	MTS Systems Corp	195	15
Zep Inc	121	2	NetScout Systems Inc (a)	452	16
		$1,062	Qualys Inc (a)	255	10
			RealD Inc (a),(b)	792	9
Coal - 0.02%			Science Applications International Corp	523	26
SunCoke Energy Inc	609	12	Spansion Inc (a),(b)	665	23
			Super Micro Computer Inc (a)	446	16
Commercial Services - 3.42%			Sykes Enterprises Inc (a)	65	2
Advisory Board Co/The (a)	399	20	Synaptics Inc (a)	466	32
American Public Education Inc (a)	328	12	Syntel Inc (a)	389	17
ARC Document Solutions Inc (a)	32,446	332	TeleTech Holdings Inc (a)	171	4
Barrett Business Services Inc	142	4	Unisys Corp (a)	369	11
Bright Horizons Family Solutions Inc (a)	376	18	Virtusa Corp (a)	326	14
Capella Education Co	136	10			$1,268
Cardtronics Inc (a)	558	22
			Consumer Products - 0.06%
Carriage Services Inc	51	1	Helen of Troy Ltd (a)	135	9
Cimpress NV (a)	414	31
			Tumi Holdings Inc (a)	558	13
Corporate Executive Board Co	372	27
CorVel Corp (a)	225	8	WD-40 Co	187	16
Deluxe Corp	333	21			$38
Electro Rent Corp	27	—	Cosmetics & Personal Care - 0.00%
Euronet Worldwide Inc (a)	640	35	Revlon Inc (a)	58	2
EVERTEC Inc	816	18
ExamWorks Group Inc (a)	427	18
Forrester Research Inc	206	8	Distribution & Wholesale - 4.15%
Franklin Covey Co (a)	121	2	Core-Mark Holding Co Inc	48	3
Grand Canyon Education Inc (a)	582	27	H&E Equipment Services Inc	11,735	329
			MWI Veterinary Supply Inc (a)	10,787	1,833
Hackett Group Inc/The	107	1
Healthcare Services Group Inc	768	24	Pool Corp	564	36
HealthEquity Inc (a)	75	2	Watsco Inc	283	30
			WESCO International Inc (a)	6,070	463
Heartland Payment Systems Inc	450	24
Hill International Inc (a)	362	1			$2,694
HMS Holdings Corp (a)	1,100	23
			DiversifiedFinancial Services - 1.14%
Huron Consulting Group Inc (a)	48	3	Altisource Portfolio Solutions SA (a)	263	9
INC Research Holdings Inc (a)	5,950	153	BGC Partners Inc	903	8
Insperity Inc	248	8	Blackhawk Network Holdings Inc (a),(b)	655	25
K12 Inc (a)	279	3	Cohen & Steers Inc (b)	212	9
Kforce Inc	32,389	782	Credit Acceptance Corp (a)	97	13
Korn/Ferry International (a)	8,852	255	Diamond Hill Investment Group Inc	55	8
Landauer Inc	187	6	Ellie Mae Inc (a)	343	14
Liberty Tax Inc (a)	81	3	Encore Capital Group Inc (a)	244	11
LifeLock Inc (a)	987	18	Evercore Partners Inc - Class A	445	23
Medifast Inc (a)	259	9	Financial Engines Inc	562	20
Monro Muffler Brake Inc	402	23	Greenhill & Co Inc	312	14
Multi-Color Corp	117	7	Higher One Holdings Inc (a)	254	1
National Research Corp	164	2	MarketAxess Holdings Inc	412	30
Nutrisystem Inc	572	11	Moelis & Co	12,280	429
On Assignment Inc (a)	703	23

See accompanying notes.

108

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Environmental Control - 0.06%
PRA Group Inc (a)	673	$39	Advanced Emissions Solutions Inc (a)	416	$10
Pzena Investment Management Inc	224	2	MSA Safety Inc	325	17
Silvercrest Asset Management Group Inc	107	2	Tetra Tech Inc	97	3
Virtus Investment Partners Inc	94	16	US Ecology Inc	280	11
WageWorks Inc (a)	451	29			$41
Westwood Holdings Group Inc	141	9
WisdomTree Investments Inc (b)	1,163	18	Food - 0.54%
World Acceptance Corp (a),(b)	151	12	B&G Foods Inc	625	19
		$741	Calavo Growers Inc	264	12
			Cal-Maine Foods Inc	380	15
Electric - 0.01%			Fresh Market Inc/The (a),(b)	524	22
EnerNOC Inc (a)	144	2	Inventure Foods Inc (a)	11,850	151
Ormat Technologies Inc	127	4	J&J Snack Foods Corp	182	20
		$6	Lancaster Colony Corp	138	13
			Sanderson Farms Inc	242	20
Electrical Components & Equipment - 1.06%			Tootsie Roll Industries Inc (b)	338	10
Acuity Brands Inc	3,680	515	TreeHouse Foods Inc (a)	268	23
Advanced Energy Industries Inc (a)	484	11	United Natural Foods Inc (a)	608	47
Belden Inc	564	44			$352
Encore Wire Corp	306	11
EnerSys	226	14	Forest Products & Paper - 0.13%
Generac Holdings Inc (a),(b)	892	42	Clearwater Paper Corp (a)	253	17
Graham Corp	200	6	Deltic Timber Corp (c)	118	8
Insteel Industries Inc	319	8	KapStone Paper and Packaging Corp	1,050	31
Littelfuse Inc	247	24	Neenah Paper Inc	161	10
Universal Display Corp (a),(b)	524	15	Orchids Paper Products Co	128	4
		$690	PH Glatfelter Co	320	8
			Schweitzer-Mauduit International Inc	87	4
Electronics - 2.35%					$82
Badger Meter Inc	186	11
Coherent Inc (a)	34	2	Hand & Machine Tools - 0.03%
FARO Technologies Inc (a)	16,484	1,033	Franklin Electric Co Inc	483	18
FEI Co	464	42
Fluidigm Corp (a)	309	10
Imprivata Inc (a)	77	1	Healthcare - Products - 5.90%
			Abaxis Inc	4,761	271
Mesa Laboratories Inc	53	4	ABIOMED Inc (a)	500	19
Methode Electronics Inc	9,100	332	Accuray Inc (a),(b)	1,477	11
Newport Corp (a)	703	14
			Affymetrix Inc (a)	343	3
NVE Corp (a)	39	3
			AtriCure Inc (a)	14,369	287
OSI Systems Inc (a)	86	6
Plexus Corp (a)	221	9	Atrion Corp	30	10
			BioTelemetry Inc (a)	295	3
Rogers Corp (a)	96	8
Sparton Corp (a)	191	5	Cantel Medical Corp	424	18
			Cardiovascular Systems Inc (a)	348	11
TASER International Inc (a),(b)	592	16
			Cepheid (a)	15,806	855
Watts Water Technologies Inc	40	3	Cyberonics Inc (a)	335	19
Woodward Inc	573	28	Cynosure Inc (a)	152	4
		$1,527	DexCom Inc (a)	950	52
Energy - Alternate Sources - 0.46%			Endologix Inc (a),(b)	705	11
Enphase Energy Inc (a),(b)	18,690	267	Female Health Co/The	296	1
FutureFuel Corp	77	1	Genomic Health Inc (a),(b)	331	11
Green Plains Inc	398	10	Globus Medical Inc (a)	825	20
Pattern Energy Group Inc	474	12	Haemonetics Corp (a)	85	3
REX American Resources Corp (a)	94	6	HeartWare International Inc (a),(b)	212	16
TerraForm Power Inc	167	5	Inogen Inc (a)	16,030	503
		$301	Insulet Corp (a)	609	28
			Integra LifeSciences Holdings Corp (a)	193	11
Engineering & Construction - 1.00%			Intersect ENT Inc (a)	68	1
Aegion Corp (a)	89	2	K2M Group Holdings Inc (a),(b)	22,230	464
Argan Inc	92	3	LDR Holding Corp (a),(b)	14,249	468
Dycom Industries Inc (a)	392	14	Luminex Corp (a)	452	9
Exponent Inc	170	14	Masimo Corp (a)	614	16
MasTec Inc (a)	846	19	Meridian Bioscience Inc	503	8
Mistras Group Inc (a)	315	6	MiMedx Group Inc (a)	1,148	13
Tutor Perini Corp (a)	24,580	591	NanoString Technologies Inc (a)	18,963	264
		$649	Natus Medical Inc (a)	395	14
			Navidea Biopharmaceuticals Inc (a)	2,322	4
Entertainment - 0.58%			NuVasive Inc (a)	488	23
Churchill Downs Inc	107	10	NxStage Medical Inc (a)	767	14
Eros International PLC (a)	159	3	Quidel Corp (a)	352	10
National CineMedia Inc	255	4	Rockwell Medical Inc (a),(b)	97	1
Pinnacle Entertainment Inc (a)	652	14
Scientific Games Corp (a),(b)	23,870	304	Sientra Inc (a)	9,771	164
			Spectranetics Corp/The (a)	521	18
Vail Resorts Inc	456	42
		$377	STERIS Corp	742	48
			SurModics Inc (a)	43	1

See accompanying notes.

109

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance (continued)
Tandem Diabetes Care Inc (a)	166	$2	Universal Insurance Holdings Inc	586	$12
Thoratec Corp (a)	720	23			$1,119
Utah Medical Products Inc	74	4
Vascular Solutions Inc (a)	325	9	Internet - 2.68%
Volcano Corp (a)	1,009	18	Bankrate Inc (a)	124	2
			Bazaarvoice Inc (a)	416	3
West Pharmaceutical Services Inc	887	47	Blue Nile Inc (a)	232	8
Wright Medical Group Inc (a),(b)	465	13
Zeltiq Aesthetics Inc (a),(b)	361	10	ChannelAdvisor Corp (a)	25,350	547
			Chegg Inc (a),(b)	31,220	216
		$3,833	Cogent Communications Holdings Inc	561	20
Healthcare - Services - 2.93%			comScore Inc (a)	438	20
Acadia Healthcare Co Inc (a)	18,646	1,142	Dice Holdings Inc (a)	236	2
Addus HomeCare Corp (a)	13	—	ePlus Inc (a)	4	—
Adeptus Health Inc (a)	62	2	FTD Cos Inc (a)	35	1
Air Methods Corp (a)	491	22	Global Sources Ltd (a)	55	—
Alliance HealthCare Services Inc (a)	37	1	GrubHub Inc (a)	168	6
Amsurg Corp (a)	173	9	HealthStream Inc (a)	416	12
Bio-Reference Laboratories Inc (a),(b)	439	14	HomeAway Inc (a)	22,765	678
Chemed Corp	219	23	j2 Global Inc	597	37
Ensign Group Inc/The	233	10	magicJack VocalTec Ltd (a)	325	3
Gentiva Health Services Inc (a)	620	12	Marketo Inc (a),(b)	281	9
HealthSouth Corp	840	32	NIC Inc	819	15
Healthways Inc (a)	310	6	Orbitz Worldwide Inc (a)	474	4
IPC The Hospitalist Co Inc (a)	202	9	Overstock.com Inc (a)	228	6
Molina Healthcare Inc (a)	383	21	Perficient Inc (a)	425	8
RadNet Inc (a)	583	5	Reis Inc	12	—
Select Medical Holdings Corp	926	13	Sapient Corp (a),(b)	1,439	36
Skilled Healthcare Group Inc (a)	215	2	Shutterfly Inc (a)	249	10
Surgical Care Affiliates Inc (a)	224	8	Shutterstock Inc (a)	188	13
US Physical Therapy Inc	238	10	Stamps.com Inc (a)	256	12
WellCare Health Plans Inc (a)	6,872	564	Trulia Inc (a)	377	17
		$1,905	Unwired Planet Inc (a)	1,886	2
			VASCO Data Security International Inc (a)	373	11
Holding Companies - Diversified - 1.48%			Web.com Group Inc (a)	571	11
FCB Financial Holdings Inc (a)	22,480	554	WebMD Health Corp (a)	481	19
Harbinger Group Inc (a)	667	10	XO Group Inc (a)	534	10
Horizon Pharma PLC (a)	31,043	400	Zix Corp (a)	1,226	5
		$964			$1,743

Home Builders - 0.07%			Iron & Steel - 0.03%
Beazer Homes USA Inc (a)	218	4
Cavco Industries Inc (a)	175	14	Worthington Industries Inc	647	19
Installed Building Products Inc (a)	164	3
KB Home (b)	677	11	Leisure Products & Services - 1.99%
Winnebago Industries Inc	550	12	Black Diamond Inc (a),(b)	26,007	228
		$44	Brunswick Corp/DE	15,400	790
			ClubCorp Holdings Inc	443	8
Home Furnishings - 0.13%			Fox Factory Holding Corp (a)	211	3
American Woodmark Corp (a)	236	10	Interval Leisure Group Inc	607	13
Daktronics Inc	502	6	Life Time Fitness Inc (a)	45	2
DTS Inc/CA (a)	90	3	Malibu Boats Inc (a)	12,610	243
iRobot Corp (a),(b)	323	11	Nautilus Inc (a)	361	5
La-Z-Boy Inc	569	15			$1,292
Select Comfort Corp (a)	685	19
TiVo Inc (a)	780	9	Lodging - 0.03%
Universal Electronics Inc (a)	195	13	Boyd Gaming Corp (a)	777	10
		$86	Diamond Resorts International Inc (a)	440	12
					$22
Housewares - 0.02%
Libbey Inc (a)	414	13	Machinery - Construction & Mining - 0.01%
			Hyster-Yale Materials Handling Inc	129	9

Insurance - 1.72%
AmTrust Financial Services Inc	18,288	1,028	Machinery - Diversified - 0.93%
Atlas Financial Holdings Inc (a)	202	3	Adept Technology Inc (a),(b)	13,070	113
Crawford & Co	146	2	Altra Industrial Motion Corp	349	10
Employers Holdings Inc	356	8	Applied Industrial Technologies Inc	186	9
Essent Group Ltd (a)	441	11	Chart Industries Inc (a)	394	14
Federated National Holding Co	241	6	Cognex Corp (a)	1,125	47
HCI Group Inc	118	5	Columbus McKinnon Corp/NY	54	2
Heritage Insurance Holdings Inc (a)	130	3	DXP Enterprises Inc (a)	257	13
Infinity Property & Casualty Corp	79	6	Gorman-Rupp Co/The	371	12
Maiden Holdings Ltd	127	2	Kadant Inc	29	1
MGIC Investment Corp (a)	1,494	14	Lindsay Corp (b)	132	11
Radian Group Inc	762	13	Manitex International Inc (a)	273	3
United Insurance Holdings Corp	287	6	Tennant Co	5,116	369

See accompanying notes.

110

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas (continued)
Twin Disc Inc	112	$2	Magnum Hunter Resources Corp - Warrants	11,865	$—
		$606	(a),(c),(d)
			Matador Resources Co (a)	822	17
Media - 0.07%			North Atlantic Drilling Ltd	374	1
Crown Media Holdings Inc (a)	549	2
Martha Stewart Living Omnimedia Inc (a)	446	2	Panhandle Oil and Gas Inc	255	6
			Parsley Energy Inc (a)	581	9
Nexstar Broadcasting Group Inc	383	20	PDC Energy Inc (a)	49	2
Saga Communications Inc	25	1	PetroQuest Energy Inc (a)	1,055	4
Sinclair Broadcast Group Inc (b)	858	23	Rex Energy Corp (a),(b)	935	5
		$48	Rosetta Resources Inc (a)	148	3
Metal Fabrication & Hardware - 0.18%			Sanchez Energy Corp (a),(b)	19,076	177
Advanced Drainage Systems Inc	196	5	Synergy Resources Corp (a)	1,322	17
CIRCOR International Inc	205	12	TransAtlantic Petroleum Ltd (a)	224	1
Furmanite Corp (a)	724	6	Trecora Resources (a)	359	5
Global Brass & Copper Holdings Inc	366	5	Triangle Petroleum Corp (a),(b)	803	4
Mueller Industries Inc	478	16	Vertex Energy Inc (a),(b)	222	1
Mueller Water Products Inc - Class A	2,069	21	W&T Offshore Inc	252	2
RBC Bearings Inc	256	17	Western Refining Inc	657	25
Rexnord Corp (a)	973	27			$962
Sun Hydraulics Corp	285	11	Oil & Gas Services - 0.13%
		$120	Basic Energy Services Inc (a)	618	4
Mining - 0.10%			C&J Energy Services Inc (a)	782	10
Globe Specialty Metals Inc	794	14	CARBO Ceramics Inc (b)	243	10
Gold Resource Corp	726	2	Flotek Industries Inc (a)	677	13
Materion Corp	155	5	Forum Energy Technologies Inc (a)	429	9
Stillwater Mining Co (a)	1,396	21	Gulf Island Fabrication Inc	103	2
United States Lime & Minerals Inc	34	3	ION Geophysical Corp (a)	404	1
US Silica Holdings Inc	667	17	Matrix Service Co (a)	520	12
		$62	PHI Inc (a)	14	—
			Pioneer Energy Services Corp (a)	869	5
Miscellaneous Manufacturing - 1.07%			Profire Energy Inc (a),(b)	283	1
American Railcar Industries Inc (b)	171	9	Tesco Corp	58	1
AZZ Inc	330	15	Thermon Group Holdings Inc (a)	397	9
Blount International Inc	612	11	Willbros Group Inc (a)	755	5
Chase Corp	114	4			$82
CLARCOR Inc	616	41
EnPro Industries Inc	295	18	Packaging & Containers - 0.12%
GP Strategies Corp (a)	192	6	Berry Plastics Group Inc (a)	626	20
Harsco Corp	1,037	20	Graphic Packaging Holding Co (a)	4,116	56
Hillenbrand Inc	814	28			$76
John Bean Technologies Corp	321	11	Pharmaceuticals - 4.36%
Lydall Inc (a)	277	9	ACADIA Pharmaceuticals Inc (a),(b)	798	25
Park-Ohio Holdings Corp	171	11	AcelRx Pharmaceuticals Inc (a),(b)	491	3
Polypore International Inc (a)	493	23	Actinium Pharmaceuticals Inc (a)	422	3
Proto Labs Inc (a),(b)	6,379	429	Adamas Pharmaceuticals Inc (a)	10,682	186
Raven Industries Inc	468	12	Agios Pharmaceuticals Inc (a),(b)	148	17
Smith & Wesson Holding Corp (a),(b)	1,060	10	Akebia Therapeutics Inc (a)	153	2
Standex International Corp	182	14	Akorn Inc (a)	783	28
Sturm Ruger & Co Inc	212	7	Amphastar Pharmaceuticals Inc (a),(b)	161	2
TriMas Corp (a)	517	16	Anacor Pharmaceuticals Inc (a),(b)	226	7
		$694	Anika Therapeutics Inc (a)	277	11
Office Furnishings - 0.53%			Auxilium Pharmaceuticals Inc (a)	637	22
Herman Miller Inc	761	23	Avanir Pharmaceuticals Inc (a)	2,446	41
HNI Corp	531	27	BioDelivery Sciences International Inc (a),(b)	805	10
Interface Inc	732	12	BioSpecifics Technologies Corp (a)	68	3
Knoll Inc	12,478	264	Catalent Inc (a)	485	14
Steelcase Inc	1,062	19	Chimerix Inc (a)	291	12
		$345	Clovis Oncology Inc (a)	270	15
			Corcept Therapeutics Inc (a),(b)	1,053	3
Oil & Gas - 1.48%			Cytori Therapeutics Inc (a),(b)	1,038	1
Abraxas Petroleum Corp (a)	1,820	5	Depomed Inc (a)	31,781	512
Adams Resources & Energy Inc	2	—	Dyax Corp (a)	1,704	24
Alon USA Energy Inc	141	2	Enanta Pharmaceuticals Inc (a),(b)	195	10
Apco Oil and Gas International Inc (a)	27	—	Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	104	1
Approach Resources Inc (a),(b)	328	2	Galectin Therapeutics Inc (a),(b)	356	1
Bonanza Creek Energy Inc (a)	652	16	Hyperion Therapeutics Inc (a)	208	5
Carrizo Oil & Gas Inc (a)	562	23	IGI Laboratories Inc (a)	617	5
Clayton Williams Energy Inc (a)	113	7	Impax Laboratories Inc (a)	256	8
Delek US Holdings Inc	382	10	Infinity Pharmaceuticals Inc (a)	609	10
Diamondback Energy Inc (a)	7,916	474	Insys Therapeutics Inc (a)	188	8
Gastar Exploration Inc (a)	1,294	3	Ironwood Pharmaceuticals Inc (a)	1,316	20
Jones Energy Inc (a),(b)	214	2	Keryx Biopharmaceuticals Inc (a),(b)	1,007	14
Magnum Hunter Resources Corp (a),(b)	44,146	139

See accompanying notes.

111

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Lannett Co Inc (a)	322	$14	Ryman Hospitality Properties Inc	246	$13
Liberator Medical Holdings Inc	596	2	Sabra Health Care REIT Inc	654	20
MannKind Corp (a),(b)	2,510	13	Saul Centers Inc	166	9
Marinus Pharmaceuticals Inc (a),(b)	7,190	76	Sovran Self Storage Inc	362	32
Mirati Therapeutics Inc (a),(b)	140	3	Strategic Hotels & Resorts Inc (a)	2,380	31
Natural Grocers by Vitamin Cottage Inc (a)	172	5	Sun Communities Inc	607	37
Nektar Therapeutics (a)	790	12	Urstadt Biddle Properties Inc	313	7
Neogen Corp (a)	460	23			$310
Neurocrine Biosciences Inc (a)	24,527	548
Ophthotech Corp (a)	280	13	Retail - 6.93%
OPKO Health Inc (a),(b)	2,473	25	America's Car-Mart Inc/TX (a)	22	1
Orexigen Therapeutics Inc (a),(b)	1,531	9	ANN Inc (a)	591	22
Osiris Therapeutics Inc (a),(b)	328	5	Asbury Automotive Group Inc (a)	386	29
Pacira Pharmaceuticals Inc/DE (a)	447	40	BJ's Restaurants Inc (a)	110	5
Pain Therapeutics Inc (a)	720	1	Bloomin' Brands Inc (a)	976	24
Pernix Therapeutics Holdings Inc (a)	628	6	Bravo Brio Restaurant Group Inc (a)	341	5
Phibro Animal Health Corp	277	9	Brown Shoe Co Inc	419	13
Portola Pharmaceuticals Inc (a)	17,555	497	Buckle Inc/The	355	19
POZEN Inc (a)	516	4	Buffalo Wild Wings Inc (a)	236	43
Prestige Brands Holdings Inc (a)	651	23	Build-A-Bear Workshop Inc (a)	166	3
Progenics Pharmaceuticals Inc (a)	316	2	Burlington Stores Inc (a)	313	15
Raptor Pharmaceutical Corp (a),(b)	1,245	13	Casey's General Stores Inc	472	43
Receptos Inc (a)	235	29	Cato Corp/The	88	4
Regulus Therapeutics Inc (a)	272	4	Cheesecake Factory Inc/The	631	32
Sagent Pharmaceuticals Inc (a)	344	9	Christopher & Banks Corp (a)	40,850	233
Sarepta Therapeutics Inc (a),(b)	782	11	Chuy's Holdings Inc (a)	14,983	295
SciClone Pharmaceuticals Inc (a)	625	5	Cracker Barrel Old Country Store Inc	222	31
Sucampo Pharmaceuticals Inc (a)	349	5	Dave & Buster's Entertainment Inc (a)	8,832	241
Supernus Pharmaceuticals Inc (a),(b)	563	5	Del Frisco's Restaurant Group Inc (a)	469	11
Synta Pharmaceuticals Corp (a)	1,288	3	Denny's Corp (a)	1,139	12
Synutra International Inc (a),(b)	308	2	DineEquity Inc	129	13
TESARO Inc (a),(b)	212	8	Diversified Restaurant Holdings Inc (a)	24,785	128
Tetraphase Pharmaceuticals Inc (a)	332	13	El Pollo Loco Holdings Inc (a),(b)	127	2
TG Therapeutics Inc (a),(b)	466	7	Express Inc (a)	95	1
TherapeuticsMD Inc (a),(b)	2,098	9	Famous Dave's of America Inc (a)	88	2
Threshold Pharmaceuticals Inc (a)	931	3	Fiesta Restaurant Group Inc (a)	338	21
USANA Health Sciences Inc (a)	118	12	Finish Line Inc/The	228	6
Vanda Pharmaceuticals Inc (a),(b)	660	9	First Cash Financial Services Inc (a)	326	18
Vivus Inc (a),(b)	1,774	5	Five Below Inc (a),(b)	7,542	308
Xencor Inc (a)	290	5	Francesca's Holdings Corp (a)	839	14
Zogenix Inc (a)	2,418	3	Genesco Inc (a)	40	3
ZS Pharma Inc (a),(b)	7,650	318	Group 1 Automotive Inc	86	8
			Hibbett Sports Inc (a)	327	16
		$2,831	HSN Inc	419	32
Pipelines - 0.39%			Jack in the Box Inc	10,414	832
Primoris Services Corp	9,272	215	Kate Spade & Co (a)	3,680	118
SemGroup Corp	522	36	Kirkland's Inc (a)	165	4
		$251	Krispy Kreme Doughnuts Inc (a)	793	16
			Lithia Motors Inc	291	25
Private Equity - 0.46%			Lumber Liquidators Holdings Inc (a),(b)	301	20
GSV Capital Corp (a),(b)	34,279	296	MarineMax Inc (a)	23,767	476
			Mattress Firm Holding Corp (a),(b)	184	11
Real Estate - 0.62%			Men's Wearhouse Inc	418	18
Capital Senior Living Corp (a)	362	9	Nathan's Famous Inc (a)	60	5
Consolidated-Tomoka Land Co	22	1	Noodles & Co (a)	6,110	161
Forestar Group Inc (a)	60	1	Outerwall Inc (a),(b)	257	19
HFF Inc	440	16	Papa John's International Inc	388	22
Marcus & Millichap Inc (a)	10,836	360	PetMed Express Inc (b)	397	6
St Joe Co/The (a)	744	14	Pier 1 Imports Inc	1,034	16
		$401	Popeyes Louisiana Kitchen Inc (a)	288	16
			PriceSmart Inc	206	19
REITS - 0.48%			Red Robin Gourmet Burgers Inc (a)	9,891	761
Alexander's Inc	21	9	Restoration Hardware Holdings Inc (a)	390	37
American Assets Trust Inc	142	6	Rush Enterprises Inc - Class A (a)	371	12
Aviv REIT Inc	30	1	Ruth's Hospitality Group Inc	458	7
CoreSite Realty Corp	221	9	Sonic Corp	482	13
DuPont Fabros Technology Inc	258	9	Texas Roadhouse Inc	880	30
EastGroup Properties Inc	359	23	Tilly's Inc (a)	17,285	167
Empire State Realty Trust Inc	1,009	18	Tuesday Morning Corp (a)	442	10
Glimcher Realty Trust	1,348	18	Vera Bradley Inc (a)	427	9
National Health Investors Inc	419	29	Vitamin Shoppe Inc (a)	171	8
Potlatch Corp	514	21	Zumiez Inc (a)	326	13
PS Business Parks Inc	125	10			$4,504
QTS Realty Trust Inc	232	8

See accompanying notes.

112

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Savings & Loans - 0.84%			Software (continued)
B of I Holding Inc (a)	3,467	$270	Pegasystems Inc	390	$8
Investors Bancorp Inc	834	9	Proofpoint Inc (a)	21,807	1,051
Meridian Bancorp Inc (a)	390	5	QAD Inc	103	2
Pacific Premier Bancorp Inc (a)	15,297	265	Qlik Technologies Inc (a)	24,770	765
		$549	Quality Systems Inc	600	9
			RealPage Inc (a)	566	12
Semiconductors - 4.14%			SPS Commerce Inc (a)	203	12
Ambarella Inc (a)	366	19
Amkor Technology Inc (a)	838	6	SS&C Technologies Holdings Inc	861	50
			Synchronoss Technologies Inc (a)	438	18
Brooks Automation Inc	93	1	SYNNEX Corp	58	5
Cabot Microelectronics Corp (a)	251	12	Take-Two Interactive Software Inc (a)	144	4
Cavium Inc (a)	9,209	569	Tyler Technologies Inc (a)	417	46
Cirrus Logic Inc (a)	349	8	Ultimate Software Group Inc/The (a)	4,740	696
Cypress Semiconductor Corp (a),(b)	1,732	25	Verint Systems Inc (a)	710	41
Diodes Inc (a)	503	14
Entegris Inc (a)	1,015	13			$6,005
Inphi Corp (a)	16,827	311	Storage & Warehousing - 0.01%
Integrated Device Technology Inc (a)	1,077	21	Mobile Mini Inc	73	3
InvenSense Inc (a),(b)	753	12	Wesco Aircraft Holdings Inc (a),(b)	175	2
IPG Photonics Corp (a),(b)	8,352	626			$5
Lattice Semiconductor Corp (a)	1,462	10
MaxLinear Inc (a)	536	4	Telecommunications - 2.30%
			8x8 Inc (a)	46,418	425
Micrel Inc	858	13
Microsemi Corp (a)	26,264	745	ADTRAN Inc	565	12
			Alliance Fiber Optic Products Inc (b)	227	3
Monolithic Power Systems Inc	509	25	Anixter International Inc (a)	151	13
Pixelworks Inc (a),(b)	21,970	100
			Aruba Networks Inc (a)	1,381	25
Power Integrations Inc	401	21	CalAmp Corp (a),(b)	396	7
Rambus Inc (a)	1,451	16
Rudolph Technologies Inc (a)	83	1	Ciena Corp (a)	1,148	22
Semtech Corp (a)	870	24	Cincinnati Bell Inc (a)	1,080	3
Silicon Image Inc (a)	761	4	Clearfield Inc (a)	215	3
Silicon Laboratories Inc (a)	394	19	Consolidated Communications Holdings Inc	430	12
			FairPoint Communications Inc (a),(b)	350	5
Tessera Technologies Inc	399	14	Finisar Corp (a)	1,001	19
TriQuint Semiconductor Inc (a)	1,874	52
Ultra Clean Holdings Inc (a)	176	2	General Communication Inc (a)	708	10
Xcerra Corp (a)	420	4	Gogo Inc (a),(b)	592	10
			GTT Communications Inc (a)	15,506	206
		$2,691	Harmonic Inc (a)	245	2
Software - 9.24%			IDT Corp - Class B	284	6
ACI Worldwide Inc (a)	1,415	29	Infinera Corp (a)	1,137	17
Advent Software Inc	639	20	Inteliquent Inc	644	13
Aspen Technology Inc (a)	1,164	41	Intelsat SA (a)	133	2
AVG Technologies NV (a)	438	9	InterDigital Inc/PA	524	28
Blackbaud Inc	573	25	Leap Wireless International Inc - Rights	282	1
Bottomline Technologies de Inc (a)	361	9	(a),(c),(d)
BroadSoft Inc (a)	313	9	LogMeIn Inc (a)	295	15
Callidus Software Inc (a)	581	9	Loral Space & Communications Inc (a)	143	11
CommVault Systems Inc (a)	519	27	Lumos Networks Corp	305	5
Computer Programs & Systems Inc	221	13	NeuStar Inc (a),(b)	662	18
Constant Contact Inc (a)	389	14	NTELOS Holdings Corp (b)	145	1
Cornerstone OnDemand Inc (a)	581	20	Orbcomm Inc (a)	38,580	252
CSG Systems International Inc	266	7	Plantronics Inc	495	26
Cvent Inc (a),(b)	345	10	Polycom Inc (a)	782	11
Dealertrack Technologies Inc (a)	493	22	Premiere Global Services Inc (a)	187	2
Demandware Inc (a)	331	19	RF Micro Devices Inc (a)	3,705	62
Envestnet Inc (a)	423	21	RigNet Inc (a)	229	9
Everyday Health Inc (a)	14,497	214	Ruckus Wireless Inc (a)	855	10
Fair Isaac Corp	403	29	Shenandoah Telecommunications Co	404	13
Globant SA (a)	92	1	ShoreTel Inc (a)	1,204	9
Glu Mobile Inc (a),(b)	99,462	388	Sonus Networks Inc (a)	2,605	10
Guidewire Software Inc (a)	9,464	479	Tessco Technologies Inc	8	—
Imperva Inc (a)	18,223	901	Ubiquiti Networks Inc	369	11
inContact Inc (a)	1,058	9	ViaSat Inc (a)	455	29
Infoblox Inc (a)	509	10	Vonage Holdings Corp (a)	38,120	145
Interactive Intelligence Group Inc (a)	187	9	West Corp	402	13
Jive Software Inc (a)	846	5			$1,496
MedAssets Inc (a)	741	15
Medidata Solutions Inc (a)	686	33	Textiles - 0.00%
Merge Healthcare Inc (a)	1,290	5	Culp Inc	22	1
MicroStrategy Inc (a)	4,057	659
Monotype Imaging Holdings Inc	490	14	Transportation - 0.44%
Omnicell Inc (a)	451	15	ArcBest Corp	308	14
OPOWER Inc (a),(b)	133	2	Echo Global Logistics Inc (a)	456	13
PDF Solutions Inc (a)	13,058	194	Forward Air Corp	404	20

See accompanying notes.

113

See accompanying notes.

114

Schedule of Investments
SmallCap Growth Account II
December 31, 2014

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation (continued)
GasLog Ltd	151	$3
Heartland Express Inc	599	16
HUB Group Inc (a)	404	15
Knight Transportation Inc	658	22
Matson Inc	280	10
PAM Transportation Services Inc (a)	11	1
Quality Distribution Inc (a)	131	2
Roadrunner Transportation Systems Inc (a)	5,509	129
Saia Inc (a)	272	15
Swift Transportation Co (a)	920	26
$286

Trucking & Leasing - 0.03%
General Finance Corp (a)	212	2
Greenbrier Cos Inc/The (b)	357	19
$21

Water - 0.01%
American States Water Co	63	2
SJW Corp	60	2
$4
TOTAL COMMON STOCKS	$62,974
INVESTMENT COMPANIES - 14.60%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 14.60%
BlackRock Liquidity Funds TempFund	1,654,853	1,655
Portfolio
Goldman Sachs Financial Square Funds -	7,320,050	7,320
Government Fund (e)
Goldman Sachs Financial Square Funds -	450,060	450
Money Market Fund
JP Morgan Prime Money Market Fund	64,669	65
$9,490
TOTAL INVESTMENT COMPANIES	$9,490
Total Investments	$72,464
Liabilities in Excess of Other Assets, Net -	(11.49)%	$(7,470)
TOTAL NET ASSETS - 100.00%	$64,994

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security is Illiquid
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$2 or 0.00% of net assets.
(e)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	26.73%
Consumer, Cyclical	18.85%
Technology	15.33%
Exchange Traded Funds	14.60%
Financial	13.74%
Industrial	11.32%
Communications	5.05%
Energy	2.48%
Basic Materials	1.89%
Diversified	1.48%
Utilities	0.02%
Liabilities in Excess of Other Assets, Net	(11.49)%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	18	$2,100	$2,161	$61
Total	$61

Amounts in thousands except contracts

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS - 94.33%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 0.03%			Banks (continued)
EVINE Live Inc (a)	1,051	$7	Boston Private Financial Holdings Inc	5,219	$ 70
Harte-Hanks Inc	1,790	14	Bridge Capital Holdings (a)	359	8
MDC Partners Inc	661	15	Bryn Mawr Bank Corp	508	16
		$36	Camden National Corp	286	11
			Capital Bank Financial Corp (a)	528	14
Aerospace & Defense - 1.32%			Cardinal Financial Corp	640	13
AAR Corp	13,568	377	Cascade Bancorp (a)	7,100	37
Cubic Corp	450	24	Cathay General Bancorp	5,999	154
Curtiss-Wright Corp	2,958	209	Century Bancorp Inc/MA	128	5
Ducommun Inc (a)	241	6	Chemical Financial Corp	2,489	76
Esterline Technologies Corp (a)	767	84	Citizens & Northern Corp	2,156	44
Kaman Corp	318	13	City Holding Co	3,590	167
Kratos Defense & Security Solutions Inc (a)	1,606	8	CNB Financial Corp/PA	549	10
Moog Inc (a)	1,843	137	Columbia Banking System Inc	3,019	83
National Presto Industries Inc (b)	177	10	Community Bank System Inc	988	38
Orbital Sciences Corp (a)	1,489	40	Community Trust Bancorp Inc	3,580	131
SIFCO Industries Inc	73	2	CommunityOne Bancorp (a),(b)	1,500	17
Teledyne Technologies Inc (a)	696	71	ConnectOne Bancorp Inc	2,915	55
Triumph Group Inc	6,200	417	Customers Bancorp Inc (a)	14,706	286
		$1,398	CVB Financial Corp	22,333	358
			Eagle Bancorp Inc (a)	217	8
Agriculture - 0.22%
Alico Inc	98	5	East West Bancorp Inc	3,335	129
Alliance One International Inc (a)	3,353	5	Enterprise Financial Services Corp	6,500	128
Andersons Inc/The	3,377	179	Fidelity Southern Corp	6,728	109
Universal Corp/VA	587	26	Financial Institutions Inc	3,914	98
Vector Group Ltd	655	14	First Bancorp Inc/ME	328	6
			First BanCorp/Puerto Rico (a)	37,797	222
		$229	First Bancorp/Troy NC	2,048	38
Airlines - 1.34%			First Busey Corp	3,300	21
Hawaiian Holdings Inc (a)	32,503	847	First Business Financial Services Inc	941	45
JetBlue Airways Corp (a)	5,128	81	First Citizens BancShares Inc/NC	559	141
Republic Airways Holdings Inc (a)	24,098	352	First Commonwealth Financial Corp	28,786	265
SkyWest Inc	1,229	16	First Community Bancshares Inc/VA	5,595	92
Virgin America Inc (a)	2,900	125	First Connecticut Bancorp Inc/Farmington CT	588	10
		$1,421	First Financial Bancorp	6,621	123
			First Financial Bankshares Inc (b)	602	18
Apparel - 0.29%			First Financial Corp/IN	1,511	54
Columbia Sportswear Co	322	14	First Interstate BancSystem Inc	11,758	327
Crocs Inc (a)	1,594	20
Iconix Brand Group Inc (a)	6,754	228	First Merchants Corp	8,492	193
Perry Ellis International Inc (a)	443	11	First Midwest Bancorp Inc/IL	8,387	143
			First NBC Bank Holding Co (a)	6,254	220
Skechers U.S.A. Inc (a)	245	14
Unifi Inc (a)	567	17	First of Long Island Corp/The	1,562	44
			FirstMerit Corp	48,915	924
Weyco Group Inc	226	7	FNB Corp/PA	4,218	56
		$311	German American Bancorp Inc	1,269	38
Automobile Parts & Equipment - 1.37%			Glacier Bancorp Inc	1,840	51
Cooper Tire & Rubber Co	24,089	835	Great Southern Bancorp Inc	2,479	98
Cooper-Standard Holding Inc (a)	312	18	Guaranty Bancorp	535	8
Dana Holding Corp	11,433	248	Hampton Roads Bankshares Inc (a)	3,800	6
Douglas Dynamics Inc	96	2	Hancock Holding Co	1,997	61
Meritor Inc (a)	18,312	278	Hanmi Financial Corp	32,270	704
Miller Industries Inc/TN	387	8	Heartland Financial USA Inc	3,465	94
Modine Manufacturing Co (a)	1,243	17	Heritage Commerce Corp	761	7
Remy International Inc	526	11	Heritage Financial Corp/WA	3,236	57
Spartan Motors Inc	1,282	7	Horizon Bancorp/IN	2,826	74
Standard Motor Products Inc	286	11	Iberiabank Corp	2,363	153
Strattec Security Corp	27	2	Independent Bank Corp/MI	842	11
Superior Industries International Inc	880	17	Independent Bank Corp/Rockland MA	3,680	158
		$1,454	International Bancshares Corp	1,351	36
			Lakeland Bancorp Inc	1,401	16
Banks - 13.32%			Lakeland Financial Corp	394	17
1st Source Corp	1,481	51	MainSource Financial Group Inc	5,755	121
American National Bankshares Inc	291	7	MB Financial Inc	2,650	87
Ameris Bancorp	4,731	122	Mercantile Bank Corp	647	14
Ames National Corp	300	8	Merchants Bancshares Inc/VT	189	6
Arrow Financial Corp	414	11	Metro Bancorp Inc (a)	528	14
BancFirst Corp	261	17	MidSouth Bancorp Inc	314	5
BancorpSouth Inc	2,333	53	MidWestOne Financial Group Inc	251	7
Bank of Kentucky Financial Corp/The	1,030	50	National Bankshares Inc (b)	254	8
Bank of Marin Bancorp	1,000	53	National Penn Bancshares Inc	10,847	114
Banner Corp	2,592	111	NBT Bancorp Inc	8,491	223
BBCN Bancorp Inc	6,098	88	Northrim BanCorp Inc	239	6
Blue Hills Bancorp Inc (a)	1,035	14	OFG Bancorp	13,815	230
BNC Bancorp	1,200	21

See accompanying notes.

115

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Biotechnology (continued)
Old National Bancorp/IN	2,833	$42	XOMA Corp (a)	30,400	$109
Opus Bank (a)	187	5			$1,034
Pacific Continental Corp	673	10
PacWest Bancorp	2,600	118	Building Materials - 0.20%
Park National Corp	310	27	Apogee Enterprises Inc	252	11
			Gibraltar Industries Inc (a)	2,600	42
Park Sterling Corp	6,625	49	Louisiana-Pacific Corp (a)	2,948	49
Peapack Gladstone Financial Corp	448	8

Penns Woods Bancorp Inc	175	9	LSI Industries Inc	783	5
Peoples Bancorp Inc/OH	3,360	87	Masonite International Corp (a)	614	38
Peoples Financial Services Corp (b)	4,400	219	Quanex Building Products Corp	737	14
Pinnacle Financial Partners Inc	15,250	603	Simpson Manufacturing Co Inc	814	28
Preferred Bank/Los Angeles CA	6,441	179	Universal Forest Products Inc	500	26
PrivateBancorp Inc	21,638	723			$213
Prosperity Bancshares Inc	1,694	94	Chemicals - 1.38%
Renasant Corp	771	22	A Schulman Inc	6,765	274
Republic Bancorp Inc/KY	2,004	49	Aceto Corp	514	11
S&T Bancorp Inc	739	22	Axiall Corp	6,469	274
Sandy Spring Bancorp Inc	632	16	Hawkins Inc	825	36
Sierra Bancorp	3,058	54	Innophos Holdings Inc	227	13
Simmons First National Corp	1,611	66	Innospec Inc	1,287	55
South State Corp	1,940	130	Intrepid Potash Inc (a),(b)	1,176	16
Southside Bancshares Inc	651	19	KMG Chemicals Inc	353	7
Southwest Bancorp Inc	14,579	253	Koppers Holdings Inc	1,200	31
State Bank Financial Corp	8,795	176	Kraton Performance Polymers Inc (a)	692	14
Stock Yards Bancorp Inc	1,624	54	Kronos Worldwide Inc	2,575	34
Suffolk Bancorp	420	10	Minerals Technologies Inc	6,013	418
Susquehanna Bancshares Inc	12,837	172	Olin Corp	1,943	44
Talmer Bancorp Inc	643	9	OM Group Inc	677	20
Texas Capital Bancshares Inc (a)	583	32	Quaker Chemical Corp	146	14
Tompkins Financial Corp	1,365	75	Sensient Technologies Corp	1,153	70
Towne Bank/Portsmouth VA	1,073	16	Stepan Co	375	15
Trico Bancshares	9,443	234	Tronox Ltd	1,498	36
TriState Capital Holdings Inc (a)	5,400	55	Zep Inc	5,210	79
TrustCo Bank Corp NY	2,280	17			$1,461
Trustmark Corp	4,040	99
UMB Financial Corp	7,817	445	Coal - 0.05%
Umpqua Holdings Corp	4,048	69	Cloud Peak Energy Inc (a)	1,444	14
Union Bankshares Corp	3,200	77	Hallador Energy Co	376	4
United Bankshares Inc/WV	1,457	55	SunCoke Energy Inc	782	15
United Community Banks Inc/GA	1,055	20	Westmoreland Coal Co (a)	545	18
Univest Corp of Pennsylvania	625	13			$51
Valley National Bancorp	5,456	53
ViewPoint Financial Group Inc	754	18	Commercial Services - 4.58%
Walker & Dunlop Inc (a)	623	11	ABM Industries Inc	18,963	543
			Albany Molecular Research Inc (a)	856	14
Washington Trust Bancorp Inc	349	14	AMN Healthcare Services Inc (a)	1,087	21
Webster Financial Corp	5,694	185	ARC Document Solutions Inc (a)	8,400	86
WesBanco Inc	12,056	420	Ascent Capital Group Inc (a)	331	18
West Bancorporation Inc	4,183	71	Brink's Co/The	1,161	28
Westamerica Bancorporation	555	27	Carriage Services Inc	481	10
Western Alliance Bancorp (a)	742	21
			CBIZ Inc (a)	1,496	13
Wilshire Bancorp Inc	38,010	385	CDI Corp	2,924	51
Wintrust Financial Corp	8,930	418	Cenveo Inc (a)	44,300	93
Yadkin Financial Corp (a)	3,246	64
			Civeo Corp	2,256	9
		$14,156	CRA International Inc (a)	380	12
			Cross Country Healthcare Inc (a)	37,500	468
Biotechnology - 0.97%
Achillion Pharmaceuticals Inc (a),(b)	1,609	20	Deluxe Corp	582	36
AMAG Pharmaceuticals Inc (a)	260	11	Electro Rent Corp	547	8
Applied Genetic Technologies Corp/DE (a)	1,300	27	Ennis Inc	951	13
Ardelyx Inc (a),(b)	3,500	66	Franklin Covey Co (a)	154	3
Avalanche Biotechnologies Inc (a),(b)	1,100	59	FTI Consulting Inc (a)	983	38
BioCryst Pharmaceuticals Inc (a),(b)	530	6	Global Cash Access Holdings Inc (a)	2,402	17
Celldex Therapeutics Inc (a),(b)	6,600	121	Green Dot Corp (a)	34,258	702
Cytokinetics Inc (a)	1,243	10	Hackett Group Inc/The	681	6
Dynavax Technologies Corp (a)	949	16	HealthEquity Inc (a)	1,340	34
Emergent Biosolutions Inc (a)	600	16	Heidrick & Struggles International Inc	4,889	113
Kite Pharma Inc (a),(b)	1,500	87	Huron Consulting Group Inc (a)	509	35
Medicines Co/The (a)	6,615	183	ICF International Inc (a)	477	20
Prothena Corp PLC (a)	733	15	INC Research Holdings Inc (a)	1,200	31
RTI Surgical Inc (a)	2,139	11	K12 Inc (a)	713	8
Sage Therapeutics Inc (a),(b)	4,200	154	Kelly Services Inc	15,900	271
Spectrum Pharmaceuticals Inc (a),(b)	1,796	13	Korn/Ferry International (a)	2,082	60
Ultragenyx Pharmaceutical Inc (a)	2,500	110	LifeLock Inc (a)	9,100	168
			Live Nation Entertainment Inc (a)	3,600	94

See accompanying notes.

116

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Matthews International Corp	5,618	$273	PennyMac Financial Services Inc (a)	7,500	$130
McGrath RentCorp	623	22	Piper Jaffray Cos (a)	7,169	416
MoneyGram International Inc (a)	1,048	10	Regional Management Corp (a)	383	6
Monster Worldwide Inc (a)	3,390	16	Springleaf Holdings Inc (a)	597	22
Multi-Color Corp	238	13	Stifel Financial Corp (a)	1,594	81
National Research Corp	44	1	Walter Investment Management Corp (a),(b)	803	13
Navigant Consulting Inc (a)	1,246	19			$2,197
Paylocity Holding Corp (a)	1,400	37
PHH Corp (a)	1,199	29	Electric - 4.28%
PRGX Global Inc (a)	1,094	6	Abengoa Yield PLC	568	15
Quad/Graphics Inc	20,665	474	Allete Inc	892	49
Rent-A-Center Inc/TX	1,267	46	Avista Corp	1,752	62
Resources Connection Inc	12,029	198	Black Hills Corp	1,285	68
RPX Corp (a)	11,369	157	Cleco Corp	6,273	342
			Dynegy Inc (a)	41,881	1,271
RR Donnelley & Sons Co	4,118	69
TrueBlue Inc (a)	12,600	280	El Paso Electric Co	6,150	246
Viad Corp	7,292	194	Empire District Electric Co/The	5,020	149
			EnerNOC Inc (a)	735	11
		$4,867	IDACORP Inc	9,048	599
Computers - 2.62%			MGE Energy Inc	3,129	142
CACI International Inc (a)	556	48	NorthWestern Corp	6,225	353
Computer Task Group Inc	541	5	NRG Yield Inc	502	24
Convergys Corp	2,356	48	Ormat Technologies Inc	395	11
Datalink Corp (a)	708	9	Otter Tail Corp	765	24
Engility Holdings Inc (a)	9,418	403	PNM Resources Inc	8,175	243
ExlService Holdings Inc (a)	450	13	Portland General Electric Co	10,250	388
Insight Enterprises Inc (a)	9,463	245	Spark Energy Inc	600	8
Mentor Graphics Corp	2,300	51	UIL Holdings Corp	6,292	274
Mercury Systems Inc (a)	1,212	17	Unitil Corp	2,505	92
Quantum Corp (a)	4,780	8	Westar Energy Inc	4,300	177
Spansion Inc (a),(b)	24,000	821			$4,548
Sykes Enterprises Inc (a)	841	20
TeleTech Holdings Inc (a)	309	7	Electrical Components & Equipment - 0.80%
Unisys Corp (a)	25,577	754	Advanced Energy Industries Inc (a)	93	2
Varonis Systems Inc (a),(b)	10,100	332	Encore Wire Corp	182	7
		$2,781	EnerSys	7,457	460
			General Cable Corp	12,427	185
Consumer Products - 1.56%			GrafTech International Ltd (a)	4,276	22
ACCO Brands Corp (a)	73,172	660	Littelfuse Inc	1,614	156
Central Garden and Pet Co - A Shares (a)	12,591	120	Powell Industries Inc	338	17
CSS Industries Inc	362	10			$849
Helen of Troy Ltd (a)	13,331	867
		$1,657	Electronics - 2.40%
			Bel Fuse Inc	393	11
Cosmetics & Personal Care - 0.07%			Benchmark Electronics Inc (a)	20,068	510
Revlon Inc (a)	2,311	79	Brady Corp	3,512	96
			Checkpoint Systems Inc (a)	976	13
			Coherent Inc (a)	545	33
Distribution & Wholesale - 0.40%
Beacon Roofing Supply Inc (a)	815	22	CTS Corp	808	14
			ESCO Technologies Inc	637	23
Core-Mark Holding Co Inc	492	30	FARO Technologies Inc (a)	82	5
Houston Wire & Cable Co	641	8	GSI Group Inc (a)	6,353	94
ScanSource Inc (a)	1,866	75
			II-VI Inc (a)	1,246	17
United Stationers Inc	6,849	289	Itron Inc (a)	925	39
		$424	Kemet Corp (a)	1,664	7
Diversified Financial Services - 2.07%			Kimball Electronics Inc (a)	22,060	265
Aircastle Ltd	956	20	Newport Corp (a)	157	3
Arlington Asset Investment Corp	14,542	387	NVE Corp (a)	100	7
BGC Partners Inc	19,211	176	OSI Systems Inc (a)	363	26
Calamos Asset Management Inc	621	8	Park Electrochemical Corp	490	12
Consumer Portfolio Services Inc (a)	755	6	Plexus Corp (a)	523	22
Cowen Group Inc (a)	40,270	193	Rofin-Sinar Technologies Inc (a)	689	20
Encore Capital Group Inc (a)	294	13	Rogers Corp (a)	305	25
Enova International Inc (a)	14,200	316	Sanmina Corp (a)	39,873	938
Federal Agricultural Mortgage Corp	370	11	Stoneridge Inc (a)	21,300	274
FXCM Inc	951	16	TTM Technologies Inc (a)	2,070	16
Higher One Holdings Inc (a)	778	3	Vishay Precision Group Inc (a)	458	8
Home Loan Servicing Solutions Ltd	1,726	34	Watts Water Technologies Inc	646	41
Investment Technology Group Inc (a)	8,477	176	Woodward Inc	528	26
Janus Capital Group Inc	3,597	58			$2,545
Manning & Napier Inc	5,490	76
Marlin Business Services Corp	304	6	Energy - Alternate Sources - 1.04%
			FutureFuel Corp	1,431	19
Nelnet Inc	508	24	Green Plains Inc	18,177	450
Nicholas Financial Inc (a)	371	6	Pacific Ethanol Inc (a),(b)	18,909	195

See accompanying notes.

117

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Energy - Alternate Sources (continued)			Healthcare - Products - 1.28%
Plug Power Inc (a),(b)	3,492	$11	Affymetrix Inc (a)	1,984	$20
Renewable Energy Group Inc (a)	30,859	299	Analogic Corp	293	25
REX American Resources Corp (a)	2,145	133	AngioDynamics Inc (a)	919	17
		$1,107	AtriCure Inc (a)	261	5
			BioTelemetry Inc (a)	392	4
Engineering & Construction - 1.29%			CONMED Corp	645	29
Aegion Corp (a)	851	16
			CryoLife Inc	1,028	12
Argan Inc	7,574	255	Cynosure Inc (a)	8,532	234
Dycom Industries Inc (a)	137	5	Exactech Inc (a)	355	8
EMCOR Group Inc	12,521	557	Greatbatch Inc (a)	1,888	93
Granite Construction Inc	831	32	Haemonetics Corp (a)	1,112	42
MYR Group Inc (a)	516	14	Hanger Inc (a)	823	18
Orion Marine Group Inc (a)	996	11	ICU Medical Inc (a)	313	26
Tutor Perini Corp (a)	8,393	202	Integra LifeSciences Holdings Corp (a)	350	19
VSE Corp	4,253	280	Invacare Corp	678	11
		$1,372	Merit Medical Systems Inc (a)	1,020	18
Entertainment - 0.30%			NuVasive Inc (a)	11,577	546
AMC Entertainment Holdings Inc	2,208	57	OraSure Technologies Inc (a)	15,437	156
Churchill Downs Inc	168	16	Orthofix International NV (a)	440	13
Eros International PLC (a)	516	11	PhotoMedex Inc (a),(b),(c)	4,765	8
International Speedway Corp	685	22	Rockwell Medical Inc (a),(b)	1,299	13
Isle of Capri Casinos Inc (a)	778	7	SurModics Inc (a)	407	9
Marriott Vacations Worldwide Corp	644	48	Tornier NV (a)	831	21
National CineMedia Inc	1,137	16	Wright Medical Group Inc (a),(b)	620	17
Penn National Gaming Inc (a)	1,878	26			$1,364
Reading International Inc (a)	650	9
			Healthcare - Services - 1.48%
Speedway Motorsports Inc	4,833	105	Addus HomeCare Corp (a)	181	4
		$317	Alliance HealthCare Services Inc (a)	113	2
			Almost Family Inc (a)	1,474	43
Environmental Control - 0.05%
Ceco Environmental Corp (b)	771	12	Amedisys Inc (a)	642	19
Tetra Tech Inc	1,480	39	Amsurg Corp (a)	782	43
		$51	Ensign Group Inc/The	36	2
			Five Star Quality Care Inc (a)	1,590	7
Food - 1.66%			HealthSouth Corp	494	19
Chiquita Brands International Inc (a)	33,648	487	Healthways Inc (a)	546	11
Darling Ingredients Inc (a)	2,760	50	IPC The Hospitalist Co Inc (a)	261	12
Dean Foods Co	2,288	44	Kindred Healthcare Inc	6,115	111
Fresh Del Monte Produce Inc	884	30	LHC Group Inc (a)	449	14
Ingles Markets Inc	452	17	Magellan Health Inc (a)	644	39
John B Sanfilippo & Son Inc	3,196	145	Molina Healthcare Inc (a)	9,650	517
Lancaster Colony Corp	173	16	National Healthcare Corp	248	16
Pinnacle Foods Inc	5,951	210	Roka Bioscience Inc (a),(b)	3,300	14
Post Holdings Inc (a)	925	39	Select Medical Holdings Corp	176	2
Sanderson Farms Inc	118	10	Skilled Healthcare Group Inc (a)	459	4
Seaboard Corp (a)	6	25	Triple-S Management Corp (a)	4,785	114
Smart & Final Stores Inc (a),(b)	9,500	149	Universal American Corp/NY (a)	1,536	14
Snyder's-Lance Inc	1,001	31	WellCare Health Plans Inc (a)	6,848	562
SpartanNash Co	9,132	238			$1,569
SUPERVALU Inc (a)	21,164	205
Tootsie Roll Industries Inc (b)	56	2	Holding Companies - Diversified - 0.04%
TreeHouse Foods Inc (a)	497	43	FCB Financial Holdings Inc (a)	302	7
Village Super Market Inc	246	7	Harbinger Group Inc (a)	1,233	18
Weis Markets Inc	401	19	National Bank Holdings Corp	867	17
		$1,767			$42

Forest Products & Paper - 0.37%			Home Builders - 0.21%
Domtar Corp	2,000	81	Beazer Homes USA Inc (a)	554	11
Neenah Paper Inc	289	18	KB Home (b)	797	13
PH Glatfelter Co	2,880	73	LGI Homes Inc (a)	399	6
Resolute Forest Products Inc (a)	8,303	146	M/I Homes Inc (a)	591	14
Schweitzer-Mauduit International Inc	1,652	70	MDC Holdings Inc	815	22
		$388	Meritage Homes Corp (a)	941	34
			Ryland Group Inc/The	1,129	44
Gas - 1.74%			Standard Pacific Corp (a)	3,027	22
Chesapeake Utilities Corp	418	21	TRI Pointe Homes Inc (a)	2,786	42
Laclede Group Inc/The	4,006	213	WCI Communities Inc (a)	430	8
New Jersey Resources Corp	4,562	279	William Lyon Homes (a)	559	11
Northwest Natural Gas Co	5,173	258			$227
ONE Gas Inc	1,086	45
Piedmont Natural Gas Co Inc	2,242	88	Home Furnishings - 1.08%
South Jersey Industries Inc	688	41	Daktronics Inc	401	5
Southwest Gas Corp	7,473	462	DTS Inc/CA (a)	439	14
WGL Holdings Inc	8,095	442	Ethan Allen Interiors Inc	607	19
		$1,849	Flexsteel Industries Inc	182	6

See accompanying notes.

118

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings (continued)			Internet (continued)
Kimball International Inc	29,458	$268	Internap Corp (a)	1,980	$16
La-Z-Boy Inc	279	7	Intralinks Holdings Inc (a)	10,400	124
Skullcandy Inc (a)	24,260	223	Lands' End Inc (a),(b)	13,398	723
TiVo Inc (a)	27,970	331	Limelight Networks Inc (a)	2,217	6
Universal Electronics Inc (a)	4,100	267	Liquidity Services Inc (a)	954	8
VOXX International Corp (a)	711	6	magicJack VocalTec Ltd (a)	7,543	61
		$1,146	ModusLink Global Solutions Inc (a)	1,347	5
			New Media Investment Group Inc	766	18
Housewares - 0.10%			Orbitz Worldwide Inc (a)	1,014	8
Lifetime Brands Inc	5,700	98	Perficient Inc (a)	433	8
NACCO Industries Inc	176	10	Q2 Holdings Inc (a)	8,800	166
		$108	RealNetworks Inc (a)	840	6
Insurance - 4.85%			Reis Inc	279	7
Ambac Financial Group Inc (a)	940	23	RingCentral Inc (a),(b)	16,300	243
American Equity Investment Life Holding Co	32,810	958	Shutterfly Inc (a)	318	13
Amerisafe Inc	7,540	320	Stamps.com Inc (a)	44	2
AmTrust Financial Services Inc	4,710	265	TechTarget Inc (a)	601	7
Argo Group International Holdings Ltd	623	35	TeleCommunication Systems Inc (a)	1,777	6
Aspen Insurance Holdings Ltd	4,500	197	Wayfair Inc (a),(b)	1,500	30
Assured Guaranty Ltd	7,200	187	WebMD Health Corp (a)	3,700	146
CNO Financial Group Inc	52,904	911			$1,847
Crawford & Co	741	8	Investment Companies - 0.04%
Donegal Group Inc	297	5	Acacia Research Corp (b)	1,205	21
EMC Insurance Group Inc	166	6	Caesars Acquisition Co (a),(b)	1,678	17
Employers Holdings Inc	489	11			$38
Enstar Group Ltd (a)	207	32
FBL Financial Group Inc	236	14	Iron & Steel - 0.89%
Fidelity & Guaranty Life	5,591	135	AK Steel Holding Corp (a),(b)	4,273	26
First American Financial Corp	2,664	90	Commercial Metals Co	29,852	486
Global Indemnity PLC (a)	293	8	Schnitzer Steel Industries Inc	664	15
Greenlight Capital Re Ltd (a)	598	20	Shiloh Industries Inc (a)	18	—
Hallmark Financial Services Inc (a)	520	6	Worthington Industries Inc	13,800	415
HCI Group Inc	100	4			$942
Hilltop Holdings Inc (a)	10,123	202
Horace Mann Educators Corp	1,763	59	Leisure Products & Services - 0.16%
Infinity Property & Casualty Corp	154	12	Arctic Cat Inc	307	11
Kansas City Life Insurance Co	153	7	Brunswick Corp/DE	1,121	57
Kemper Corp	1,111	40	Callaway Golf Co	1,678	13
Maiden Holdings Ltd	35,470	454	Escalade Inc	280	4
MGIC Investment Corp (a)	4,130	38	Interval Leisure Group Inc	328	7
Montpelier Re Holdings Ltd ADR	954	34	Johnson Outdoors Inc	187	6
			Life Time Fitness Inc (a)	933	53
National General Holdings Corp	845	16	Nautilus Inc (a)	434	7
National Western Life Insurance Co	54	15	Steiner Leisure Ltd (a)	352	16
Navigators Group Inc/The (a)	251	18
OneBeacon Insurance Group Ltd	857	14			$174
Platinum Underwriters Holdings Ltd	524	38	Lodging - 0.06%
Primerica Inc	1,330	72	Belmond Ltd (a)	2,084	26
Radian Group Inc	3,208	54	Boyd Gaming Corp (a)	569	7
RLI Corp	1,047	52	Caesars Entertainment Corp (a),(b)	929	14
Safety Insurance Group Inc	307	20	Marcus Corp/The	702	13
Selective Insurance Group Inc	7,073	192	Monarch Casino & Resort Inc (a)	345	6
State Auto Financial Corp	568	13			$66
Stewart Information Services Corp	2,953	110
Symetra Financial Corp	14,395	331	Machinery - Construction & Mining - 0.19%
Third Point Reinsurance Ltd (a)	1,197	17	Astec Industries Inc	399	16
Trupanion Inc (a),(b)	3,500	24	Hyster-Yale Materials Handling Inc	2,500	183
United Fire Group Inc	2,902	86			$199
United Insurance Holdings Corp	52	1	Machinery - Diversified - 1.01%
Universal Insurance Holdings Inc	61	1	Alamo Group Inc	257	13
		$5,155	Albany International Corp	525	20
Internet - 1.74%			Applied Industrial Technologies Inc	5,888	268
1-800-Flowers.com Inc (a)	928	8	Briggs & Stratton Corp	18,171	371
Bankrate Inc (a)	1,409	18	Columbus McKinnon Corp/NY	639	18
Bazaarvoice Inc (a),(b)	1,054	8	Gerber Scientific Inc (a),(c),(d)	1,974	—
Blucora Inc (a)	980	14	Global Power Equipment Group Inc	627	9
Boingo Wireless Inc (a)	833	6	Hurco Cos Inc	1,041	35
Chegg Inc (a),(b)	15,100	104	Kadant Inc	7,851	335
Dice Holdings Inc (a)	944	9	Lindsay Corp (b)	69	6
ePlus Inc (a)	179	14	Twin Disc Inc	83	2
FireEye Inc (a),(b)	1,400	44			$1,077
FTD Cos Inc (a)	432	15
Global Sources Ltd (a)	597	4	Media - 1.19%
			AH Belo Corp	705	7

See accompanying notes.

119

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Oil & Gas (continued)
Crown Media Holdings Inc (a)	221	$1	Approach Resources Inc (a),(b)	815	$5
Dex Media Inc (a),(b)	12,745	114	Bill Barrett Corp (a)	1,038	12
Entercom Communications Corp (a)	4,902	60	Callon Petroleum Co (a)	2,031	11
Entravision Communications Corp	25,500	165	Comstock Resources Inc (b)	1,739	12
EW Scripps Co/The (a)	16,958	379	Contango Oil & Gas Co (a)	421	12
Houghton Mifflin Harcourt Co (a)	2,606	54	CVR Energy Inc	700	27
Journal Communications Inc (a)	18,077	206	Delek US Holdings Inc	11,988	327
Lee Enterprises Inc (a),(b)	1,921	7	Emerald Oil Inc (a),(b)	2,093	3
McClatchy Co/The (a)	2,195	7	Energy XXI Ltd	10,768	35
Media General Inc (a)	1,147	19	FMSA Holdings Inc (a),(b)	5,000	35
Meredith Corp	859	47	Magnum Hunter Resources Corp - Warrants	362	—
New York Times Co/The	3,308	44	(a),(c),(d)
Saga Communications Inc	129	6	Matador Resources Co (a)	1,158	23
Salem Communications Corp	389	3	North Atlantic Drilling Ltd	1,970	3
Scholastic Corp	641	23	Northern Oil and Gas Inc (a),(b)	2,221	13
Sinclair Broadcast Group Inc	1,855	51	Panhandle Oil and Gas Inc	1,500	35
Time Inc	2,668	66	Parker Drilling Co (a)	33,502	103
		$1,259	PDC Energy Inc (a)	786	32
			Penn Virginia Corp (a),(b)	2,384	16
Metal Fabrication & Hardware - 0.43%			Rosetta Resources Inc (a)	1,298	29
Advanced Drainage Systems Inc	195	5	RSP Permian Inc (a)	611	15
Ampco-Pittsburgh Corp	3,211	62	Sanchez Energy Corp (a),(b)	744	7
CIRCOR International Inc	65	4	Stone Energy Corp (a)	13,131	222
Dynamic Materials Corp	482	8	Swift Energy Co (a),(b)	1,632	7
Global Brass & Copper Holdings Inc	6,784	89	TransAtlantic Petroleum Ltd (a)	397	2
Haynes International Inc	262	13	Triangle Petroleum Corp (a),(b)	1,417	7
LB Foster Co	4,475	217	Vaalco Energy Inc (a)	35,191	160
Mueller Industries Inc	473	16	Vantage Drilling Co (a)	7,705	4
NN Inc	600	12	W&T Offshore Inc	861	6
Northwest Pipe Co (a)	364	11	Warren Resources Inc (a)	114,965	185
Olympic Steel Inc	268	5	Western Refining Inc	900	34
RTI International Metals Inc (a)	608	15
		$457			$1,399
			Oil & Gas Services - 1.29%
Mining - 0.18%			Basic Energy Services Inc (a)	4,500	32
Century Aluminum Co (a)	1,266	31
			Bristow Group Inc	844	56
Globe Specialty Metals Inc	3,700	64	C&J Energy Services Inc (a)	22,139	292
Hecla Mining Co	7,168	20	Dawson Geophysical Co	3,100	38
Horsehead Holding Corp (a)	922	14
			Exterran Holdings Inc	1,388	45
Kaiser Aluminum Corp	456	32	Forum Energy Technologies Inc (a)	6,009	125
Materion Corp	450	16	Geospace Technologies Corp (a)	425	11
Noranda Aluminum Holding Corp	1,615	6	Gulf Island Fabrication Inc	329	6
Stillwater Mining Co (a)	272	4
			Gulfmark Offshore Inc	680	17
		$187	Helix Energy Solutions Group Inc (a)	15,108	327
Miscellaneous Manufacturing - 0.32%			ION Geophysical Corp (a)	41,975	115
Actuant Corp	1,564	42	McDermott International Inc (a)	4,965	14
American Railcar Industries Inc (b)	22	1	Mitcham Industries Inc (a)	489	3
Barnes Group Inc	1,332	49	Natural Gas Services Group Inc (a)	458	11
Chase Corp	25	1	Newpark Resources Inc (a)	2,054	20
CLARCOR Inc	105	7	PHI Inc (a)	433	16
Fabrinet (a)	825	15	Pioneer Energy Services Corp (a)	637	4
Federal Signal Corp	1,509	23	SEACOR Holdings Inc (a)	488	36
FreightCar America Inc	442	12	Superior Energy Services Inc	4,276	86
GP Strategies Corp (a)	166	6	Tesco Corp	3,350	43
Handy & Harman Ltd (a)	153	7	Tetra Technologies Inc (a)	2,871	19
LSB Industries Inc (a)	475	15	Willbros Group Inc (a)	9,100	57
Lydall Inc (a)	84	3			$1,373
Park-Ohio Holdings Corp	1,700	107	Packaging & Containers - 0.64%
Standex International Corp	630	49	Berry Plastics Group Inc (a)	959	30
TriMas Corp (a)	188	6	Graphic Packaging Holding Co (a)	32,100	437
		$343	Rock-Tenn Co	3,400	208
Office & Business Equipment - 0.01%					$675
Eastman Kodak Co (a)	641	14
			Pharmaceuticals - 1.03%
			Amphastar Pharmaceuticals Inc (a),(b)	8,700	101
Office Furnishings - 0.22%			Anacor Pharmaceuticals Inc (a),(b)	493	16
HNI Corp	126	6	Auspex Pharmaceuticals Inc (a),(b)	400	21
Steelcase Inc	12,400	223	BioScrip Inc (a)	2,514	18
		$229	Cara Therapeutics Inc (a)	4,100	41
			ChemoCentryx Inc (a)	991	7
Oil & Gas - 1.32%			Dicerna Pharmaceuticals Inc (a),(b)	3,600	59
Adams Resources & Energy Inc	77	4	Hyperion Therapeutics Inc (a)	100	2
Alon USA Energy Inc	692	9	Immune Design Corp (a),(b)	2,000	62
Apco Oil and Gas International Inc (a)	288	4

See accompanying notes.

120

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Impax Laboratories Inc (a)	6,521	$207	Geo Group Inc/The	9,427	$381
Lannett Co Inc (a)	3,300	141	Getty Realty Corp	3,019	55
Nature's Sunshine Products Inc	398	6	Government Properties Income Trust	3,140	72
Nektar Therapeutics (a)	1,153	18	Gramercy Property Trust Inc	2,480	17
Nutraceutical International Corp (a)	326	7	Hatteras Financial Corp	2,017	37
Omega Protein Corp (a)	716	8	Healthcare Realty Trust Inc	2,755	75
Owens & Minor Inc	1,475	52	Hersha Hospitality Trust	94,757	666
PharMerica Corp (a)	717	15	Highwoods Properties Inc	2,586	115
PRA Health Sciences Inc (a)	3,600	87	Home Properties Inc	900	59
Progenics Pharmaceuticals Inc (a)	1,954	15	Hudson Pacific Properties Inc	1,157	35
Revance Therapeutics Inc (a)	2,500	42	Inland Real Estate Corp	1,841	20
Sagent Pharmaceuticals Inc (a)	156	4	Invesco Mortgage Capital Inc	2,596	40
SciClone Pharmaceuticals Inc (a)	719	6	Investors Real Estate Trust	2,363	19
VWR Corp (a),(b)	2,900	75	iStar Financial Inc (a)	1,794	24
Zafgen Inc (a),(b)	1,400	43	Kite Realty Group Trust	9,144	263
ZS Pharma Inc (a),(b)	900	37	LaSalle Hotel Properties	3,884	157
		$1,090	Lexington Realty Trust	4,295	47
			LTC Properties Inc	6,076	262
Pipelines - 0.06%			Mack-Cali Realty Corp	1,870	36
SemGroup Corp	1,000	68	Medical Properties Trust Inc	4,860	67
			Monmouth Real Estate Investment Corp	1,605	18
Real Estate - 0.41%			New Residential Investment Corp	2,973	38
Alexander & Baldwin Inc	6,818	268	New York Mortgage Trust Inc (b)	2,601	20
Altisource Residential Corp	1,230	24	New York REIT Inc	3,420	36
BBX Capital Corp (a)	309	5	One Liberty Properties Inc	449	11
Forestar Group Inc (a)	1,154	18	Parkway Properties Inc/Md	17,258	317
Kennedy-Wilson Holdings Inc	1,395	35	Pebblebrook Hotel Trust	1,837	84
RE/MAX Holdings Inc	2,500	85	Pennsylvania Real Estate Investment Trust	10,237	240
		$435	PennyMac Mortgage Investment Trust	17,160	362
			Physicians Realty Trust	994	16
REITS - 13.48%			Potlatch Corp	12,600	528
Acadia Realty Trust	3,005	97	PS Business Parks Inc	276	22
AG Mortgage Investment Trust Inc	814	15	RAIT Financial Trust	25,279	194
Agree Realty Corp	544	17	Ramco-Gershenson Properties Trust	6,815	128
American Assets Trust Inc	811	32	Redwood Trust Inc	28,964	571
American Campus Communities Inc	6,500	269	Resource Capital Corp	2,725	14
American Capital Mortgage Investment Corp	1,079	20	Retail Opportunity Investments Corp	1,903	32
American Realty Capital Healthcare Trust Inc	3,539	42	Rexford Industrial Realty Inc	964	15
American Residential Properties Inc (a)	672	12	RLJ Lodging Trust	3,756	126
AmREIT Inc	415	11	Rouse Properties Inc	5,875	108
Anworth Mortgage Asset Corp	74,269	390	Ryman Hospitality Properties Inc	445	23
Apollo Commercial Real Estate Finance Inc	973	16	Sabra Health Care REIT Inc	118	4
Apollo Residential Mortgage Inc	919	14	Saul Centers Inc	46	3
Armada Hoffler Properties Inc	3,300	31	Select Income REIT	776	19
ARMOUR Residential REIT Inc	7,530	28	Silver Bay Realty Trust Corp	803	13
Ashford Hospitality Prime Inc	4,780	82	Sovran Self Storage Inc	156	14
Ashford Hospitality Trust Inc	54,177	567	STAG Industrial Inc	1,195	29
Associated Estates Realty Corp	1,214	28	Starwood Waypoint Residential Trust	817	22
Aviv REIT Inc	518	18	Strategic Hotels & Resorts Inc (a)	1,215	16
Capstead Mortgage Corp	52,519	645	Summit Hotel Properties Inc	22,605	281
Cedar Realty Trust Inc	25,564	187	Sun Communities Inc	2,200	133
Chambers Street Properties	15,530	125	Sunstone Hotel Investors Inc	32,919	543
Chatham Lodging Trust	5,118	148	Terreno Realty Corp	697	14
Chesapeake Lodging Trust	8,874	331	UMH Properties Inc	619	6
Colony Financial Inc	3,080	73	Urstadt Biddle Properties Inc	333	7
CorEnergy Infrastructure Trust Inc	1,181	8	Washington Real Estate Investment Trust	1,911	53
CoreSite Realty Corp	9,500	371	Western Asset Mortgage Capital Corp	1,197	18
Cousins Properties Inc	53,723	614	Whitestone REIT	818	12
CubeSmart	4,649	103			$14,327
CyrusOne Inc	5,794	160
CYS Investments Inc	16,417	143	Retail - 5.86%
DCT Industrial Trust Inc	16,009	571	American Eagle Outfitters Inc	4,682	65
DiamondRock Hospitality Co	62,515	929	America's Car-Mart Inc/TX (a)	245	13
DuPont Fabros Technology Inc	916	30	Barnes & Noble Inc (a)	17,748	412
EastGroup Properties Inc	1,004	64	Big 5 Sporting Goods Corp	677	10
Education Realty Trust Inc	5,900	216	Biglari Holdings Inc (a)	35	14
EPR Properties	3,749	216	BJ's Restaurants Inc (a)	433	22
Equity One Inc	1,291	33	Bob Evans Farms Inc	590	30
Excel Trust Inc	1,289	17	Boot Barn Holdings Inc (a)	800	15
Extra Space Storage Inc	2,500	147	Brown Shoe Co Inc	8,640	277
FelCor Lodging Trust Inc	17,847	193	Build-A-Bear Workshop Inc (a)	126	3
First Industrial Realty Trust Inc	34,115	702	Burlington Stores Inc (a)	111	5
First Potomac Realty Trust	1,686	21	Cash America International Inc	15,593	353
Franklin Street Properties Corp	4,380	54	Cato Corp/The	2,656	112

See accompanying notes.

121

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Semiconductors (continued)
Children's Place Inc/The	5,133	$292	Brooks Automation Inc	1,460	$19
Citi Trends Inc (a)	5,555	140	Cabot Microelectronics Corp (a)	141	7
Cracker Barrel Old Country Store Inc	43	6	Cascade Microtech Inc (a)	430	6
Dave & Buster's Entertainment Inc (a)	4,000	109	CEVA Inc (a)	763	14
Denny's Corp (a)	1,039	11	Cirrus Logic Inc (a)	1,025	24
DineEquity Inc	244	25	Cohu Inc	926	11
Express Inc (a)	1,917	28	Diodes Inc (a)	415	11
Ezcorp Inc (a)	1,252	15	DSP Group Inc (a)	743	8
Finish Line Inc/The	2,865	70	Emulex Corp (a)	2,582	15
Fred's Inc	778	14	Entegris Inc (a)	1,466	19
Genesco Inc (a)	529	40	Fairchild Semiconductor International Inc (a)	2,950	50
Group 1 Automotive Inc	478	43	First Solar Inc (a)	6,800	303
Guess? Inc	1,487	31	Integrated Device Technology Inc (a)	838	16
Haverty Furniture Cos Inc	724	16	Integrated Silicon Solution Inc	16,211	269
Kirkland's Inc (a)	220	5	International Rectifier Corp (a)	1,662	66
MarineMax Inc (a)	893	18	Intersil Corp	3,061	44
Movado Group Inc	366	10	IXYS Corp	917	12
Office Depot Inc (a)	153,285	1,315	Microsemi Corp (a)	720	20
Pantry Inc/The (a)	17,488	648	MKS Instruments Inc	7,171	262
PC Connection Inc	331	8	OmniVision Technologies Inc (a)	1,318	34
Regis Corp (a)	1,021	17	Pericom Semiconductor Corp (a)	5,508	75
Rite Aid Corp (a)	109,000	820	Photronics Inc (a)	1,555	13
Ruby Tuesday Inc (a)	2,254	15	PMC-Sierra Inc (a)	2,852	26
Rush Enterprises Inc - Class A (a)	206	7	QLogic Corp (a)	2,050	27
Ruth's Hospitality Group Inc	18,066	271	Rudolph Technologies Inc (a)	1,025	10
Shoe Carnival Inc	545	14	Silicon Image Inc (a)	1,368	8
Sonic Automotive Inc	964	26	Silicon Laboratories Inc (a)	320	15
Sonic Corp	582	16	Tessera Technologies Inc	521	19
Stage Stores Inc	758	16	Ultra Clean Holdings Inc (a)	38,231	355
Stein Mart Inc	1,034	15	Veeco Instruments Inc (a)	836	29
Systemax Inc (a)	3,200	43	Xcerra Corp (a)	3,964	37
Tilly's Inc (a)	384	4			$2,226
Tuesday Morning Corp (a)	299	6
Vitamin Shoppe Inc (a)	370	18	Software - 1.27%
			2U Inc (a)	3,400	67
World Fuel Services Corp	1,700	80	Actua Corp (a)	964	18
Zumiez Inc (a)	17,754	686
			Acxiom Corp (a)	1,786	36
		$6,229	Audience Inc (a),(b)	1,000	4
Savings & Loans - 1.83%			Avid Technology Inc (a)	10,400	148
Astoria Financial Corp	2,105	28	CSG Systems International Inc	728	18
Banc of California Inc	7,528	87	Digi International Inc (a)	961	9
Bank Mutual Corp	1,812	13	Digital River Inc (a)	767	19
BankFinancial Corp	1,200	14	Ebix Inc (b)	1,100	19
Beneficial Mutual Bancorp Inc (a)	1,070	13	Epiq Systems Inc	1,079	18
Berkshire Hills Bancorp Inc	2,313	61	Five9 Inc (a),(b)	2,200	10
Brookline Bancorp Inc	1,690	17	Globant SA (a)	12,000	187
Capitol Federal Financial Inc	3,478	45	Imperva Inc (a)	5,400	267
Charter Financial Corp/MD	6,100	70	Infoblox Inc (a)	263	5
Clifton Bancorp Inc	955	13	ManTech International Corp/VA	550	17
Dime Community Bancshares Inc	797	13	MedAssets Inc (a)	128	2
EverBank Financial Corp	2,173	41	OPOWER Inc (a),(b)	200	3
First Defiance Financial Corp	2,662	90	Paycom Software Inc (a),(b)	2,534	67
First Niagara Financial Group Inc	8,846	75	Progress Software Corp (a)	1,192	32
Flagstar Bancorp Inc (a)	36,000	566	Proofpoint Inc (a)	800	39
Flushing Financial Corp	4,049	82	Sapiens International Corp NV (a)	779	6
HomeStreet Inc	9,600	167	SYNNEX Corp	597	47
Investors Bancorp Inc	7,669	86	Take-Two Interactive Software Inc (a)	11,011	309
Meta Financial Group Inc	225	8	Verint Systems Inc (a)	106	6
Northfield Bancorp Inc	1,230	18			$1,353
Northwest Bancshares Inc	2,340	29
Oritani Financial Corp	1,112	17	Storage & Warehousing - 0.05%
Pacific Premier Bancorp Inc (a)	626	11	Mobile Mini Inc	1,035	42
			Wesco Aircraft Holdings Inc (a),(b)	1,056	15
Provident Financial Services Inc	5,411	98
Sterling Bancorp/DE	2,032	29			$57
Territorial Bancorp Inc	318	7	Supranational Bank - 0.10%
United Community Financial Corp/OH	1,856	10	Banco Latinoamericano de Comercio Exterior	3,429	103
United Financial Bancorp Inc	926	13	SA
Washington Federal Inc	2,461	55
WSFS Financial Corp	2,216	171
		$1,947	Telecommunications - 1.73%
			ADTRAN Inc	644	14
Semiconductors - 2.10%			Anixter International Inc (a)	354	31
Alpha & Omega Semiconductor Ltd (a)	15,085	134	ARRIS Group Inc (a)	23,300	703
Amkor Technology Inc (a)	37,689	268	Atlantic Tele-Network Inc	235	16

See accompanying notes.

122

Schedule of Investments
SmallCap Value Account I
December 31, 2014

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Telecommunications (continued)			Water (continued)
Black Box Corp	567	$14	California Water Service Group	2,505		$62
Cincinnati Bell Inc (a)	3,850	12	SJW Corp	459		15
Comtech Telecommunications Corp	1,761	55				$277
Consolidated Communications Holdings Inc	540	15	TOTAL COMMON STOCKS			$100,223
DigitalGlobe Inc (a)	1,588	49	INVESTMENT COMPANIES - 6.35%	Shares Held	Value (000	's)
EarthLink Holdings Corp	3,679	16
Finisar Corp (a)	213	4	Publicly Traded Investment Fund - 6.35%
Globalstar Inc (a),(b)	5,739	16	BlackRock Liquidity Funds TempFund	1,404,257		1,404
Harmonic Inc (a)	1,924	13	Portfolio
Hawaiian Telcom Holdco Inc (a)	382	10	Goldman Sachs Financial Square Funds -	3,312,624		3,313
IDT Corp - Class B	1,949	40	Government Fund (e)
Inteliquent Inc	34,200	671	Goldman Sachs Financial Square Funds -	1,886,210		1,886
Intelsat SA (a)	727	13	Money Market Fund
Iridium Communications Inc (a)	1,941	19	JP Morgan Prime Money Market Fund	141,811		142
Leap Wireless International Inc - Rights	1,093	3				$6,745
(a),(c),(d)			TOTAL INVESTMENT COMPANIES			$6,745
Netgear Inc (a)	859	31	Total Investments			$106,968
NeuStar Inc (a),(b)	104	3	Liabilities in Excess of Other Assets, Net - (0.68)%			$(718)
NTELOS Holdings Corp (b)	341	1	TOTAL NET ASSETS - 100.00%			$106,250
Plantronics Inc	182	10
Polycom Inc (a)	1,771	24
Preformed Line Products Co	89	5	(a) Non-Income Producing Security
Shenandoah Telecommunications Co	129	4	(b)		Security or a portion of the security was on loan at the end of the period.
Spok Holdings Inc	826	14	(c) Security is Illiquid
Tessco Technologies Inc	191	6	(d)		Fair value of these investments is determined in good faith by the Manager
Vonage Holdings Corp (a)	4,196	16	under procedures established and periodically reviewed by the Board of
West Corp	442	15	Directors. At the end of the period, the fair value of these securities totaled
		$1,843	$3 or 0.00% of net assets.
			(e)		Security was purchased with the cash proceeds from securities loans.
Textiles - 0.07%
Culp Inc	272	6
G&K Services Inc	421	30
UniFirst Corp/MA	354	43	Portfolio Summary (unaudited)
		$79	Sector			Percent
			Financial			36.00%
Toys, Games & Hobbies - 0.00%			Consumer, Non-cyclical			12.85%
Jakks Pacific Inc (a),(b)	685	5
			Consumer, Cyclical			11.51%
			Industrial			10.28%
Transportation - 1.12%			Exchange Traded Funds			6.35%
Air Transport Services Group Inc (a)	1,878	16	Utilities			6.28%
ArcBest Corp	3,975	185	Technology			5.99%
Atlas Air Worldwide Holdings Inc (a)	607	30	Communications			4.70%
CHC Group Ltd (a)	1,220	4	Energy			3.76%
Era Group Inc (a)	748	16	Basic Materials			2.82%
GasLog Ltd	754	15	Government			0.10%
Hornbeck Offshore Services Inc (a)	878	22	Diversified			0.04%
Knightsbridge Shipping Ltd	1,218	6	Liabilities in Excess of Other Assets, Net			(0.68)%
Matson Inc	13,475	465	TOTAL NET ASSETS			100.00%
Navios Maritime Acquisition Corp	3,000	11
Nordic American Tankers Ltd	2,118	21
PAM Transportation Services Inc (a)	95	5
Quality Distribution Inc (a)	758	8
Safe Bulkers Inc	1,395	5
Scorpio Tankers Inc	3,621	31
Ship Finance International Ltd	1,392	20
Swift Transportation Co (a)	6,200	178
Teekay Tankers Ltd	2,368	12
Universal Truckload Services Inc	1,300	37
USA Truck Inc (a)	229	7
UTI Worldwide Inc (a)	1,911	23
Werner Enterprises Inc	747	23
XPO Logistics Inc (a),(b)	884	36
YRC Worldwide Inc (a)	548	12
		$1,188

Trucking & Leasing - 0.51%
AMERCO	1,800	512
TAL International Group Inc	465	20
Textainer Group Holdings Ltd	343	12
		$544

Water - 0.26%
American States Water Co	4,740	178
Artesian Resources Corp	1,000	22

See accompanying notes.

123

Schedule of Investments
SmallCap Value Account I
December 31, 2014

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2015	Long	66	$7,853	$7,925	$72
Total					$72
Amounts in thousands except contracts

See accompanying notes.

124

Glossary to the Schedule of Investments
December 31, 2014

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

125

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2014	$14.87	$0.24	($0.70)	($0.46)	($0.33)	$–	($0.33)	$14.08
2013	12.89	0.24	2.09	2.33	(0.35)	–	(0.35)	14.87
2012	11.12	0.27	1.76	2.03	(0.26)	–	(0.26)	12.89
2011	12.54	0.27	(1.67)	(1.40)	(0.02)	–	(0.02)	11.12
2010	11.24	0.17	1.31	1.48	(0.18)	–	(0.18)	12.54
Class 2 shares
2014	14.97	0.21	(0.70)	(0.49)	(0.29)	–	(0.29)	14.19
2013	12.96	0.22	2.10	2.32	(0.31)	–	(0.31)	14.97
2012	11.18	0.23	1.76	1.99	(0.21)	–	(0.21)	12.96
2011	12.63	0.23	(1.66)	(1.43)	(0.02)	–	(0.02)	11.18
2010	11.32	0.14	1.32	1.46	(0.15)	–	(0.15)	12.63
EQUITY INCOME ACCOUNT
Class 1 shares
2014	21.00	0.57	2.09	2.66	(0.54)	–	(0.54)	23.12
2013	17.03	0.54	4.04	4.58	(0.61)	–	(0.61)	21.00
2012	15.53	0.54	1.47	2.01	(0.51)	–	(0.51)	17.03
2011	14.80	0.50	0.30	0.80	(0.07)	–	(0.07)	15.53
2010	13.15	0.45	1.66	2.11	(0.46)	–	(0.46)	14.80
Class 2 shares
2014	20.87	0.51	2.07	2.58	(0.49)	–	(0.49)	22.96
2013	16.92	0.49	4.02	4.51	(0.56)	–	(0.56)	20.87
2012	15.43	0.49	1.46	1.95	(0.46)	–	(0.46)	16.92
2011	14.74	0.45	0.31	0.76	(0.07)	–	(0.07)	15.43
2010	13.10	0.40	1.66	2.06	(0.42)	–	(0.42)	14.74
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2014	10.33	0.27	0.25	0.52	(0.41)	–	(0.41)	10.44
2013	10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)	10.33
2012	10.90	0.33	0.09	0.42	(0.45)	–	(0.45)	10.87
2011	10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)	10.90
2010	10.07	0.38	0.20	0.58	(0.36)	–	(0.36)	10.29
Class 2 shares
2014	10.34	0.24	0.25	0.49	(0.38)	–	(0.38)	10.45
2013	10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)	10.34
2012	10.90	0.30	0.10	0.40	(0.42)	–	(0.42)	10.88
2011	10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)	10.90
2010	10.09	0.36	0.21	0.57	(0.34)	–	(0.34)	10.32

See accompanying notes.

126

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses
Total	Net Assets, End of	to Average Net	Ratio of Net Investment Income	Portfolio
Return(b)	Period (in thousands)	Assets	to Average Net Assets	Turnover Rate

(3.21)%	$429,194	0.86%	1.64%	62.1%
18.40	501,094	0.87	1.78	79.5
18.44	464,751	0.87	2.23	76.0
(11.17)	428,532	0.89	2.17	68.5
13.18	532,545	0.89	1.47	110.0	(c)

(3.41)	1,266	1.11	1.38	62.1
18.18	1,458	1.12	1.61	79.5
18.01	1,643	1.12	1.95	76.0
(11.36)	1,952	1.14	1.91	68.5
12.91	2,466	1.14	1.27	110.0	(c)

12.80	599,407	0.48	2.57	11.6
27.30	630,542	0.48	2.83	18.0
13.01	578,099	0.49	3.26	20.8
5.44	624,366	0.48	3.28	19.9
16.18	538,727	0.51	3.25	23.2

12.46	25,491	0.73	2.32	11.6
27.02	24,810	0.73	2.58	18.0
12.72	22,844	0.74	3.01	20.8
5.17	25,498	0.73	3.00	19.9
15.88	29,323	0.76	2.97	23.2

5.08	314,509	0.51	2.56	19.1
(1.03)	379,351	0.51	2.58	45.3
3.91	432,172	0.51	2.98	41.4
6.23	453,864	0.51	3.42	83.8
5.85	489,048	0.50	3.64	79.1	(d)

4.75	916	0.76	2.31	19.1
(1.30)	931	0.76	2.33	45.3
3.70	1,143	0.76	2.73	41.4
5.90	1,215	0.76	3.17	83.8
5.65	1,457	0.75	3.45	79.1	(d)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.
(d) Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

127

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End	Total
	Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Return(b)
INCOME ACCOUNT
Class 1 shares
2014	$10.68	$0.43	$0.16	$0.59	($0.49)	($0.49)	$10.78	5.55%
2013	11.22	0.46	(0.43)	0.03	(0.57)	(0.57)	10.68	0.40
2012	10.71	0.53	0.48	1.01	(0.50)	(0.50)	11.22	9.57
2011	10.12	0.56	0.07	0.63	(0.04)	(0.04)	10.71	6.25
2010	9.97	0.60	0.25	0.85	(0.70)	(0.70)	10.12	8.65
Class 2 shares
2014	10.63	0.40	0.16	0.56	(0.46)	(0.46)	10.73	5.26
2013	11.17	0.43	(0.43)	–	(0.54)	(0.54)	10.63	0.10
2012	10.66	0.50	0.47	0.97	(0.46)	(0.46)	11.17	9.28
2011	10.09	0.53	0.08	0.61	(0.04)	(0.04)	10.66	6.05
2010	9.95	0.58	0.23	0.81	(0.67)	(0.67)	10.09	8.26
LARGECAP BLEND ACCOUNT II
Class 1 shares
2014	10.09	0.11	1.02	1.13	(0.13)	(0.13)	11.09	11.30
2013	7.79	0.10	2.33	2.43	(0.13)	(0.13)	10.09	31.40
2012	6.85	0.11	0.93	1.04	(0.10)	(0.10)	7.79	15.20
2011	6.86	0.08	(0.09)	(0.01)	–	–	6.85	(0.12)
2010	6.21	0.07	0.74	0.81	(0.16)	(0.16)	6.86	13.25
Class 2 shares
2014	10.14	0.08	1.03	1.11	(0.11)	(0.11)	11.14	11.00
2013	7.82	0.08	2.35	2.43	(0.11)	(0.11)	10.14	31.26
2012	6.88	0.09	0.93	1.02	(0.08)	(0.08)	7.82	14.84
2011	6.91	0.07	(0.10)	(0.03)	–	–	6.88	(0.42)
2010	6.24	0.06	0.74	0.80	(0.13)	(0.13)	6.91	12.97
LARGECAP GROWTH ACCOUNT
Class 1 shares
2014	22.26	0.03	2.44	2.47	(0.13)	(0.13)	24.60	11.12
2013	16.87	0.07	5.61	5.68	(0.29)	(0.29)	22.26	33.91
2012	14.48	0.12	2.32	2.44	(0.05)	(0.05)	16.87	16.85
2011	15.12	0.05	(0.69)	(0.64)	–	–	14.48	(4.23)
2010	12.78	0.01	2.34	2.35	(0.01)	(0.01)	15.12	18.38
Class 2 shares
2014	22.20	(0.03)	2.44	2.41	(0.08)	(0.08)	24.53	10.85
2013	16.83	0.02	5.59	5.61	(0.24)	(0.24)	22.20	33.64
2012	14.43	0.08	2.32	2.40	–	–	16.83	16.56 (d)
2011	15.11	0.01	(0.69)	(0.68)	–	–	14.43	(4.50)
2010	12.80	(0.03)	2.34	2.31	–	–	15.11	18.05

See accompanying notes.

128

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Ratio of Expenses
Net Assets, End of	to Average Net		Ratio of Net Investment Income	Portfolio
Period (in thousands)	Assets		to Average Net Assets	Turnover Rate

$275,597	0.51%		3.95%	16.6%
269,330	0.51		4.22	12.8
292,756	0.51		4.78	14.7
239,939	0.50		5.36	17.8
225,114	0.50		5.81	17.0

3,036	0.76		3.71	16.6
3,390	0.76		3.97	12.8
3,875	0.76		4.55	14.7
4,360	0.75		5.11	17.8
5,135	0.75		5.58	17.0

145,312	0.75	(c)	1.03	33.9
161,831	0.75	(c)	1.17	44.6
154,221	0.76	(c)	1.41	51.5
161,200	0.75	(c)	1.21	42.5
182,047	0.75	(c)	1.15	34.7

1,014	1.00	(c)	0.78	33.9
984	1.00	(c)	0.92	44.6
837	1.01	(c)	1.17	51.5
739	1.00	(c)	0.96	42.5
850	1.00	(c)	0.90	34.7

123,091	0.69		0.13	67.2
100,140	0.69		0.37	70.1
210,351	0.69		0.73	62.6
181,559	0.69		0.31	56.6
207,114	0.69		0.04	61.1

661	0.94		(0.11)	67.2
712	0.94		0.10	70.1
604	0.94		0.47	62.6
561	0.94		0.05	56.6
691	0.94		(0.20)	61.1

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

129

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP ACCOUNT
Class 1 shares
2014	$59.37	$0.36	$6.96	$7.32	($0.32)	($5.58)	($5.90)	$60.79
2013	47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)	59.37
2012	40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)	47.20
2011	37.83	0.23	2.92	3.15	–	(0.47)	(0.47)	40.51
2010	31.25	0.46	7.00	7.46	(0.88)	–	(0.88)	37.83
Class 2 shares
2014	59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)	60.54
2013	47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)	59.16
2012	40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)	47.06
2011	37.82	0.13	2.91	3.04	–	(0.47)	(0.47)	40.39
2010	31.23	0.35	7.03	7.38	(0.79)	–	(0.79)	37.82
MONEY MARKET ACCOUNT
Class 1 shares
2014	1.00	–	–	–	–	–	–	1.00
2013	1.00	–	–	–	–	–	–	1.00
2012	1.00	–	–	–	–	–	–	1.00
2011	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
Class 2 shares
2014	1.00	–	–	–	–	–	–	1.00
2013	1.00	–	–	–	–	–	–	1.00
2012	1.00	–	–	–	–	–	–	1.00
2011	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2014	24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)	22.31
2013	23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)	24.45
2012	21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)	23.75
2011	21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)	21.36
2010	19.23	0.35	2.59	2.94	(0.32)	(0.38)	(0.70)	21.47
Class 2 shares
2014	24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)	22.11
2013	23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)	24.27
2012	21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)	23.62
2011	21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)	21.23
2010	19.17	0.31	2.57	2.88	(0.27)	(0.38)	(0.65)	21.40

See accompanying notes.

130

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses	Ratio of Gross
Total	Net Assets, End of	to Average Net	Expenses to Average		Ratio of Net Investment Income	Portfolio
Return(b)	Period (in thousands)	Assets	Net Assets		to Average Net Assets	Turnover Rate

12.99%	$676,836	0.53%	–%		0.60%	21.6%
33.93	649,893	0.53	–		0.52	12.4
19.44	560,842	0.55	–		1.03	21.5
8.29	531,255	0.55	–		0.57	28.9
24.10	551,589	0.57	–		1.37	20.9

12.70	15,960	0.78	–		0.35	21.6
33.58	15,105	0.78	–		0.27	12.4
19.16	12,179	0.80	–		0.79	21.5
8.00	11,226	0.80	–		0.32	28.9
23.83	11,327	0.82	–		1.05	20.9

0.00	278,903	0.16	0.46	(c)	0.00	N/A
0.00	283,108	0.19	0.46	(c)	0.00	N/A
0.00	303,903	0.27	0.46	(c)	0.00	N/A
0.00	322,844	0.26	0.45	(c)	0.00	N/A
0.00	314,976	0.32	0.45	(c)	0.00	N/A

0.00	934	0.16	0.71	(c)	0.00	N/A
0.00	959	0.20	0.71	(c)	0.00	N/A
0.00	1,253	0.27	0.71	(c)	0.00	N/A
0.00	1,777	0.26	0.70	(c)	0.00	N/A
0.00	2,478	0.32	0.70	(c)	0.00	N/A

12.45	33,190	0.66	–		1.02	8.6
32.65	32,077	0.65	–		1.18	6.7
13.83	145,393	0.64	–		1.51	6.2
0.13	142,828	0.64	–		1.09	10.3
15.40	151,592	0.64	–		1.78	13.7

12.19	6,891	0.91	–		0.77	8.6
32.27	6,362	0.90	–		0.85	6.7
13.57	5,238	0.89	–		1.26	6.2
(0.15)	5,472	0.89	–		0.83	10.3
15.11	6,822	0.89	–		1.57	13.7

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

131

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2014	$17.08	$0.29	$5.28	$5.57	($0.32)	$–	($0.32)	$22.33
2013	16.63	0.35	0.33	0.68	(0.23)	–	(0.23)	17.08
2012	14.39	0.21	2.26	2.47	(0.23)	–	(0.23)	16.63
2011	13.21	0.10	1.08	1.18	–	–	–	14.39
2010	10.83	0.26	2.49	2.75	(0.37)	–	(0.37)	13.21
Class 2 shares
2014	17.18	0.27	5.27	5.54	(0.27)	–	(0.27)	22.45
2013	16.72	0.30	0.34	0.64	(0.18)	–	(0.18)	17.18
2012	14.46	0.17	2.26	2.43	(0.17)	–	(0.17)	16.72
2011	13.30	0.06	1.10	1.16	–	–	–	14.46
2010	10.91	0.23	2.50	2.73	(0.34)	–	(0.34)	13.30
SAM BALANCED PORTFOLIO
Class 1 shares
2014	18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)	16.51
2013	16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)	18.53
2012	14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)	16.33
2011	15.02	0.10	0.06	0.16	(0.42)	–	(0.42)	14.76
2010	13.73	0.42	1.38	1.80	(0.51)	–	(0.51)	15.02
Class 2 shares
2014	18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)	16.37
2013	16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)	18.39
2012	14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)	16.22
2011	14.92	0.06	0.06	0.12	(0.38)	–	(0.38)	14.66
2010	13.64	0.36	1.40	1.76	(0.48)	–	(0.48)	14.92
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2014	13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)	12.60
2013	12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)	13.39
2012	11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)	12.49
2011	11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)	11.47
2010	10.94	0.40	0.84	1.24	(0.50)	–	(0.50)	11.68
Class 2 shares
2014	13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)	12.48
2013	12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)	13.28
2012	11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)	12.39
2011	11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)	11.38
2010	10.85	0.35	0.88	1.23	(0.48)	–	(0.48)	11.60

See accompanying notes.

132

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses
Total	Net Assets, End of	to Average Net		Ratio of Net Investment Income	Portfolio
Return(b)	Period (in thousands)	Assets		to Average Net Assets	Turnover Rate

32.82%	$166,701	0.89%		1.48%	15.7%
4.10	128,601	0.89		1.96	22.1
17.17	133,069	0.90		1.33	44.1
8.93	140,316	0.90		0.71	22.4
25.70	140,922	0.89		2.16	48.0

32.44	492	1.14		1.37	15.7
3.87	271	1.14		1.72	22.1
16.86	257	1.15		1.08	44.1
8.72	287	1.15		0.42	22.4
25.29	442	1.14		1.92	48.0

6.82	826,908	0.23	(c)	2.64	16.4
17.68	913,823	0.23	(c)	2.68	46.7
12.75	812,380	0.23	(c)	2.60	9.1
0.99	781,873	0.23	(c)	0.68	14.2
13.61	828,276	0.24	(c)	2.97	36.3

6.59	99,852	0.48	(c)	2.44	16.4
17.32	102,716	0.48	(c)	2.37	46.7
12.47	95,208	0.48	(c)	2.32	9.1
0.73	94,487	0.48	(c)	0.43	14.2
13.34	107,086	0.49	(c)	2.59	36.3

6.22	206,621	0.23	(c)	3.10	21.2
11.53	212,247	0.23	(c)	3.10	35.6
11.19	190,310	0.24	(c)	3.07	15.7
2.29	177,476	0.24	(c)	0.86	20.8
11.84	178,249	0.24	(c)	3.56	34.4

5.92	16,731	0.48	(c)	2.87	21.2
11.25	16,140	0.48	(c)	2.77	35.6
10.91	15,911	0.49	(c)	2.73	15.7
1.97	15,465	0.49	(c)	0.60	20.8
11.73	15,761	0.49	(c)	3.18	34.4

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

133

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2014	$20.60	$0.48	$0.97	$1.45	($0.39)	($2.64)	($3.03)	$19.02
2013	17.04	0.40	3.50	3.90	(0.34)	–	(0.34)	20.60
2012	14.99	0.33	1.79	2.12	(0.07)	–	(0.07)	17.04
2011	15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)	14.99
2010	13.80	0.31	1.72	2.03	(0.47)	–	(0.47)	15.36
Class 2 shares
2014	20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)	18.82
2013	16.89	0.34	3.49	3.83	(0.30)	–	(0.30)	20.42
2012	14.87	0.28	1.77	2.05	(0.03)	–	(0.03)	16.89
2011	15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)	14.87
2010	13.69	0.27	1.71	1.98	(0.44)	–	(0.44)	15.23
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2014	13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)	13.22
2013	13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)	13.72
2012	12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)	13.38
2011	12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)	12.42
2010	11.95	0.51	0.69	1.20	(0.65)	–	(0.65)	12.50
Class 2 shares
2014	13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)	13.12
2013	13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)	13.62
2012	12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)	13.29
2011	12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)	12.34
2010	11.87	0.45	0.72	1.17	(0.62)	–	(0.62)	12.42
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2014	23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)	21.00
2013	18.74	0.40	4.70	5.10	(0.29)	–	(0.29)	23.55
2012	16.26	0.29	2.23	2.52	(0.04)	–	(0.04)	18.74
2011	16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)	16.26
2010	14.83	0.28	2.09	2.37	(0.38)	–	(0.38)	16.82
Class 2 shares
2014	23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)	20.80
2013	18.61	0.33	4.68	5.01	(0.24)	–	(0.24)	23.38
2012	16.15	0.24	2.22	2.46	–	–	–	18.61
2011	16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)	16.15
2010	14.73	0.23	2.10	2.33	(0.35)	–	(0.35)	16.71

See accompanying notes.

134

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses
Total	Net Assets, End of	to Average Net		Ratio of Net Investment Income	Portfolio
Return(b)	Period (in thousands)	Assets		to Average Net Assets	Turnover Rate

7.43%	$198,465	0.23	%(c)	2.40%	19.4%
23.07	179,850	0.23	(c)	2.10	48.5
14.18	143,547	0.24	(c)	2.00	12.5
(0.45)	132,387	0.24	(c)	0.45	24.2
15.22	140,207	0.24	(c)	2.21	42.2

7.14	102,757	0.48	(c)	2.11	19.4
22.82	99,013	0.48	(c)	1.82	48.5
13.81	84,306	0.49	(c)	1.76	12.5
(0.63)	78,247	0.49	(c)	0.20	24.2
14.92	84,941	0.49	(c)	1.92	42.2

6.03	215,309	0.23	(c)	3.55	18.8
7.75	214,572	0.23	(c)	3.57	29.7
10.64	215,628	0.24	(c)	3.69	11.7
3.39	187,458	0.24	(c)	1.22	20.6
10.51	183,764	0.24	(c)	4.22	31.5

5.80	19,836	0.48	(c)	3.27	18.8
7.46	19,464	0.48	(c)	3.36	29.7
10.34	19,667	0.49	(c)	3.41	11.7
3.13	18,382	0.49	(c)	0.96	20.6
10.26	20,147	0.49	(c)	3.70	31.5

8.68	138,863	0.23	(c)	2.50	20.4
27.40	121,049	0.23	(c)	1.89	62.5
15.52	90,348	0.24	(c)	1.61	13.9
(1.90)	83,738	0.24	(c)	0.25	23.3
16.40	81,821	0.24	(c)	1.82	51.7

8.35	96,446	0.48	(c)	2.21	20.4
27.09	87,689	0.48	(c)	1.57	62.5
15.23	71,997	0.49	(c)	1.36	13.9
(2.12)	64,907	0.49	(c)	(0.01)	23.3
16.18	69,749	0.49	(c)	1.53	51.7

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

135

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2014	$2.59	$0.05	($0.01)	$0.04	($0.04)	$–	($0.04)	$2.59
2013	2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)	2.59
2012	2.54	0.05	0.08	0.13	(0.06)	–	(0.06)	2.61
2011	2.51	0.06	(0.03)	0.03	–	–	–	2.54
2010	2.46	0.06	0.04	0.10	(0.05)	–	(0.05)	2.51
Class 2 shares
2014	2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)	2.58
2013	2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)	2.59
2012	2.53	0.04	0.08	0.12	(0.05)	–	(0.05)	2.60
2011	2.51	0.05	(0.03)	0.02	–	–	–	2.53
2010	2.45	0.06	0.05	0.11	(0.05)	–	(0.05)	2.51
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2014	18.31	(0.07)	1.31	1.24	–	–	–	19.55
2013	12.42	(0.10)	5.99	5.89	–	–	–	18.31
2012	10.68	(0.06)	1.80	1.74	–	–	–	12.42
2011	11.17	(0.08)	(0.41)	(0.49)	–	–	–	10.68
2010	8.80	(0.05)	2.42	2.37	–	–	–	11.17
Class 2 shares
2014	17.99	(0.12)	1.29	1.17	–	–	–	19.16
2013	12.24	(0.14)	5.89	5.75	–	–	–	17.99
2012	10.54	(0.09)	1.79	1.70	–	–	–	12.24
2011	11.06	(0.11)	(0.41)	(0.52)	–	–	–	10.54
2010	8.73	(0.08)	2.41	2.33	–	–	–	11.06
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2014	21.74	0.11	1.28	1.39	(0.17)	(2.37)	(2.54)	20.59
2013	15.72	0.14	6.08	6.22	(0.20)	–	(0.20)	21.74
2012	13.02	0.17	2.65	2.82	(0.12)	–	(0.12)	15.72
2011	13.52	0.09	(0.58)	(0.49)	(0.01)	–	(0.01)	13.02
2010	10.81	0.08	2.73	2.81	(0.10)	–	(0.10)	13.52
Class 2 shares
2014	21.64	0.06	1.27	1.33	(0.15)	(2.37)	(2.52)	20.45
2013	15.67	0.09	6.07	6.16	(0.19)	–	(0.19)	21.64
2012	12.99	0.13	2.64	2.77	(0.09)	–	(0.09)	15.67
2011	13.52	0.05	(0.58)	(0.53)	–	–	–	12.99
2010	10.82	0.06	2.73	2.79	(0.09)	–	(0.09)	13.52

See accompanying notes.

136

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

		Ratio of Expenses
Total	Net Assets, End of	to Average Net		Ratio of Net Investment Income	Portfolio
Return(b)	Period (in thousands)	Assets		to Average Net Assets	Turnover Rate

1.73%	$267,674	0.49	%(c)	1.74%	54.3%
1.14	256,561	0.48	(c)	1.65	54.7
5.00	262,427	0.49	(c)	1.95	59.1
1.37	228,351	0.49	(c)	2.35	55.1
4.20	224,344	0.50	(c)	2.49	85.4	(d)

1.02	913	0.74	(c)	1.49	54.3
1.25	838	0.73	(c)	1.40	54.7
4.67	1,269	0.74	(c)	1.72	59.1
0.95	1,516	0.74	(c)	2.11	55.1
4.37	1,901	0.75	(c)	2.45	85.4	(d)

6.77	61,168	0.95	(c)	(0.40)	65.2
47.42	65,466	0.95	(c)	(0.65)	72.8
16.29	49,224	1.06	(c)	(0.53)	77.5
(4.39)	47,596	1.04	(c)	(0.75)	94.3
26.93	56,856	1.03	(c)	(0.59)	82.2

6.50	3,826	1.20	(c)	(0.65)	65.2
46.98	3,917	1.20	(c)	(0.90)	72.8
16.13	2,864	1.31	(c)	(0.78)	77.5
(4.70)	2,653	1.29	(c)	(0.99)	94.3
26.69	3,015	1.28	(c)	(0.82)	82.2

7.17	106,083	0.99	(c)	0.53	46.8
39.76	117,194	0.99	(c)	0.75	57.0
21.73	101,259	0.99	(c)	1.19	43.2
(3.66)	100,321	0.99	(c)	0.70	72.2
26.06	114,144	0.99	(c)	0.70	63.8

6.90	167	1.24	(c)	0.31	46.8
39.44	110	1.24	(c)	0.50	57.0
21.40	85	1.24	(c)	0.92	43.2
(3.89)	94	1.24	(c)	0.37	72.2
25.81	169	1.24	(c)	0.52	63.8

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

137

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Variable Contracts Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I (18 of the portfolios constituting Principal Variable Contracts Funds, Inc. (collectively, the “Funds”)), as of December 31, 2014, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, agent banks, transfer agent of the affiliated funds, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Variable Contracts Funds, Inc.at December 31, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 17, 2015

138

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2014	Annualized
	July 1, 2014	December 31, 2014	to December 31, 2014(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$921.99	$4.12	0.85%
Hypothetical	1,000.00	1,020.92	4.33	0.85

Diversified International Account Class 2
Actual	1,000.00	921.03	5.33	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10

Equity Income Account Class 1
Actual	1,000.00	1,037.58	2.47	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

Equity Income Account Class 2
Actual	1,000.00	1,036.22	3.75	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,017.30	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,015.06	3.81	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

Income Account Class 1
Actual	1,000.00	1,007.40	2.53	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Income Account Class 2
Actual	1,000.00	1,005.35	3.79	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75

139

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2014	Annualized
	July 1, 2014	December 31, 2014	to December 31, 2014(a)	Expense Ratio

LargeCap Blend Account II Class 1
Actual	$1,000.00	$1,049.59	$3.87	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75

LargeCap Blend Account II Class 2
Actual	1,000.00	1,047.97	5.16	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00

LargeCap Growth Account Class 1
Actual	1,000.00	1,057.95	3.58	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,056.63	4.87	0.94
Hypothetical	1,000.00	1,020.47	4.79	0.94

MidCap Account Class 1
Actual	1,000.00	1,062.56	2.76	0.53
Hypothetical	1,000.00	1,022.53	2.70	0.53

MidCap Account Class 2
Actual	1,000.00	1,061.19	4.05	0.78
Hypothetical	1,000.00	1,021.27	3.97	0.78

Money Market Account Class 1
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Money Market Account Class 2
Actual	1,000.00	1,000.00	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,050.63	3.36	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,049.30	4.65	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90

Real Estate Securities Account Class 1
Actual	1,000.00	1,126.40	4.77	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,124.71	6.11	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,012.99	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,011.47	2.43	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,010.84	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,009.04	2.43	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,014.72	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,013.35	2.44	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

140

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2014 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2014	Annualized
	July 1, 2014	December 31, 2014	to December 31, 2014(a)	Expense Ratio

SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,008.12	$1.16	0.23%
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,006.26	2.43	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,022.92	1.17	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,021.51	2.45	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,005.64	2.48	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,002.41	3.73	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74

SmallCap Growth Account II Class 1
Actual	1,000.00	1,063.66	4.99	0.96
Hypothetical	1,000.00	1,020.37	4.89	0.96

SmallCap Growth Account II Class 2
Actual	1,000.00	1,062.08	6.29	1.21
Hypothetical	1,000.00	1,019.11	6.16	1.21

SmallCap Value Account I Class 1
Actual	1,000.00	1,024.10	5.05	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,022.68	6.32	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

141

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	119	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	119	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos	119	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	119	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	119	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	119	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	119	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Formerly, General Counsel,	119	None
Director since September 2014	Investment Company Institute
Member, Operations Committee
1961

Daniel Pavelich	Retired.	119	None
Director since 2007
Member, Audit Committee
1944

142

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	119	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	119	None
Director since 2008	Inc. (“Edge”) (2008-2011)
President, CEO, and Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

143

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1955

Tracy Bollin

Chief Financial Officer

711 High Street, Des Moines, IA 50392 1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”) Counsel, PLIC

Chief Financial Officer, PFA since 2010

Assistant Controller, PFD (2007-2010)

Chief Financial Officer, PFD since 2010 Chief Financial Officer, the Manager since 2010 Financial Controller, the Manager (2008-2010) Assistant Controller, Princor (2009-2010) Chief Financial Officer, Princor since 2010 Assistant Controller, PSS (2007-2010) Chief Financial Officer, PSS since 2010

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011 Vice President/Treasurer, the Manager since 2011 Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011 Vice President/Treasurer, Princor since 2011 Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street, Des Moines, IA 50392 1955

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Jennifer A. Mills Assistant Counsel

711 High Street, Des Moines, IA 50392 1973

Vice President/Chief Compliance Officer, the Manager

Vice President/Chief Compliance Officer, PSS

Counsel, PGI Counsel, PLIC

Counsel, PFD (2009-2013) Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present) Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

Layne A. Rasmussen Vice President and Controller 711 High Street, Des Moines, IA 50392 1958 Greg Reymann Assistant Counsel 711 High Street, Des Moines, IA 50392 1958

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset

Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

144

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Assistant Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2014, and the Statement of Additional Information dated May 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

145

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

146

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds Inc. (“PVC”) approved the renewal of the Management Agreement and various subadvisory agreements for all Funds.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 9, 2014 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between PMC (the “Manager”) and PVC, on behalf of each of the thirty-nine (39) series of PVC (each series is referred to as a “Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC; ClearBridge Advisors, LLC; Columbus Circle Investors (“CCI”); Edge Asset Management, Inc. (“Edge”); Emerald Advisers, Inc.; J.P. Morgan Investment Management, Inc.; Mellon Capital Management Corporation; Principal Global Investors, LLC (“PGI”); Principal Real Estate Investors, LLC (“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure and all PVC Funds-of-Funds (except the SAM Portfolios), the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and it considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of subadvisors and the Manager proposes the selection of the most suitable subadvisors, with a process that emphasizes Principal affiliated subadvisors, subject to the due diligence standards. The Board also took note that the Manager applied the due diligence standards to its personnel’s management of the “Core” portfolio. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that it had previously reviewed the annual best execution and soft dollar reports and found no issues that affected its consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

147

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (reviewing both the investment return during the three-year period and the blended investment return (50%/50%) of the three- and five-year periods), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with each Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager Fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class 1 shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that certain Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

For the SAM Portfolios, the Board considered information from management about the Manager’s active asset allocation strategy and determined that the strategy and processes justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds), with the continuation of the expense cap suggested by management, were within an acceptable range or compare favorably.

The Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee for four Funds that have implemented the “Core Satellite” structure.

In the Board’s review of the expense caps in place with respect to certain classes of certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for certain classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2013. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal-REI, Edge, CCI, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

148

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the additional breakpoints offered by management for two Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account and the LifeTime Accounts do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds, other than the LargeCap S&P 500 Managed Volatility Index Account, has a relatively low basis point fee for all Fund assets. The Board determined that no breakpoints are necessary at this time for the LargeCap S&P 500 Managed Volatility Index Account due to its small size.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

149

FEDERAL INCOME TAX INFORMATION
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2014 (unaudited)

Long Term Capital Gain Dividends. Certain of the Accounts distributed long term capital gain dividends during the fiscal year ended December 31, 2014. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2014, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Equity Income Account	78%
LargeCap Blend Account II	100%
LargeCap Growth Account	100%
MidCap Account	100%
Principal Capital Appreciation Account	75%
SAM Balanced Portfolio	24%
SAM Conservative Balanced Portfolio	15%
SAM Conservative Growth Portfolio	45%
SAM Flexible Income Portfolio	10%
SAM Strategic Growth Portfolio	45%
SmallCap Value Account I	100%

Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Account to its shareholders. The information below summarizes the portion of ordinary income dividends that was derived from foreign sources and the total amount of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2014, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income
Diversified International Account	$0.0396	100%
SAM Balanced Portfolio	$0.0060	8%
SAM Conservative Balanced Portfolio	$0.0029	5%
SAM Conservative Growth Portfolio	$0.0088	13%
SAM Flexible Income Portfolio	$0.0014	2%
SAM Strategic Growth Portfolio	$0.0103	10%

150

Intentionally Left Blank

Intentionally Left Blank

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE ®

principalfunds.com

Principal Funds are distributed by Principal Funds Distributor, Inc.

MM1290B-07 | © 2015 Principal Financial Services | 02/2015 | t141218007q

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Dan Pavelich, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2013 - $416,020
December 31, 2014 - $525,098

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2013 - $4,000
December 31, 2014 - $5,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2013 - $132,963
December 31, 2014 - $124,761

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

  Services that are subject to audit procedure during a financial statement audit;
  Services where the auditor would act on behalf of management;
  Services where the auditor is an advocate to the client's position in an adversarial proceeding;
  Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
  Financial information systems design and implementation;
  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
  Actuarial services;
  Internal audit functions or human resources;
  Broker or dealer, investment advisor, or investment banking services;
  Legal services and expert services unrelated to the audit;
  Tax planning services related to listed, confidential and aggressive transactions;
  Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Board of Directors who are not also officers of the Funds), including the immediate family members of such individuals;
  Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2. (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds or Principal Management Corporation may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire or promote the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Board of Directors who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of Directors of the Principal Funds on March 12, 2013).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2013 - $194,765
December 31, 2014 - $129,761

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 2/16/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 2/16/2015

By /s/ Tracy Bollin

Tracy Bollin, Chief Financial Officer

Date 2/16/2015